     As filed with the Securities and Exchange Commission on April 9, 2015



                                          Registration Statement Nos. 333-152265
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 5                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 180                             [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)




                         METLIFE INSURANCE COMPANY USA

                              (Name of Depositor)




                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT
                         METLIFE INSURANCE COMPANY USA
                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277

                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2015 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 121 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 7, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 134 to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 6, 2011.


This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 4/Amendment No. 147 (as supplemented April 29, 2013; September 30, 2013 and April 28, 2014) to the registration statement on Form N-4 (File Nos. 333-152265/811-21262) filed on April 6, 2012.

                            VINTAGE XTRA(SM) ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA(SM) Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Core Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense ("M & E") Risk Charge....................................     1.25%(5)           1.45%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.40%              1.60%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.60%              1.80%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     1.85%              2.05%

------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.20%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.72%       --              0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.05%       --              1.05%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.81%     0.00%             0.81%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.06%     0.00%             1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................   --             0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................    0.64%     0.25%          0.05%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.59%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%             0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.02%             0.86%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.90%     0.04%             0.86%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.98%     0.11%             0.87%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary            LLC
                                        objective.                               Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Mid Cap Core       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment       LLC
                                        management and liquidity needs, by       Subadvisers: Western Asset
                                        investing to obtain an average           Management Company; Western
                                        duration within 30% of the average       Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International            Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company
WMC Core Equity Opportunities              Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B++                    income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.081           1.159                      --
                                                                         2006   1.000           1.081               1,780,294
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.816           0.857                      --
                                                                         2005   0.783           0.816               2,240,677
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   0.916           0.874                      --
                                                                         2007   0.794           0.916               5,612,543
                                                                         2006   0.783           0.794               6,613,721
                                                                         2005   0.735           0.783               7,599,859
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.162           1.215                      --
                                                                         2005   1.127           1.162                 983,285
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.756           0.741                      --
                                                                         2005   0.668           0.756              14,509,821
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.175           2.194               1,579,085
                                                                         2013   1.707           2.175               1,873,427
                                                                         2012   1.413           1.707               2,575,202
                                                                         2011   1.573           1.413               3,304,774
                                                                         2010   1.427           1.573               4,508,589
                                                                         2009   1.017           1.427               6,535,556
                                                                         2008   1.674           1.017               8,776,699
                                                                         2007   1.478           1.674              10,269,087
                                                                         2006   1.245           1.478              10,782,532
                                                                         2005   1.106           1.245              11,204,668
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.894           2.027               3,255,918
                                                                         2013   1.476           1.894               6,218,428
                                                                         2012   1.270           1.476               7,602,606
                                                                         2011   1.346           1.270               9,618,255
                                                                         2010   1.150           1.346              12,820,347
                                                                         2009   0.836           1.150              17,052,704
                                                                         2008   1.514           0.836              23,679,695
                                                                         2007   1.366           1.514              28,314,714
                                                                         2006   1.257           1.366              31,490,871
                                                                         2005   1.097           1.257              32,527,546
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.008           2.190               2,970,203
                                                                         2013   1.525           2.008               3,980,954
                                                                         2012   1.316           1.525               5,226,447
                                                                         2011   1.360           1.316               6,616,776
                                                                         2010   1.238           1.360               9,812,474
                                                                         2009   0.956           1.238              13,595,096
                                                                         2008   1.560           0.956              16,565,581
                                                                         2007   1.507           1.560              19,324,301
                                                                         2006   1.326           1.507              20,871,846
                                                                         2005   1.271           1.326              22,816,016

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.676
                                                                              2005   0.580
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.347
                                                                              2005   2.221
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.315
                                                                              2005   1.210
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.312
                                                                              2005   1.208
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   2.128
                                                                              2013   1.645
                                                                              2012   1.435
                                                                              2011   1.494
                                                                              2010   1.294
                                                                              2009   0.967
                                                                              2008   1.709
                                                                              2007   1.475
                                                                              2006   1.341
                                                                              2005   1.163
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.105
                                                                              2013   2.317
                                                                              2012   2.052
                                                                              2011   2.334
                                                                              2010   1.841
                                                                              2009   1.336
                                                                              2008   2.243
                                                                              2007   1.972
                                                                              2006   1.779
                                                                              2005   1.529
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.630
                                                                              2013   1.451
                                                                              2012   1.306
                                                                              2011   1.293
                                                                              2010   1.164
                                                                              2009   0.871
                                                                              2008   1.255
                                                                              2007   1.227
                                                                              2006   1.052
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.262
                                                                              2005   1.158
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.447
                                                                              2013   1.062
                                                                              2012   0.972
                                                                              2011   1.036
                                                                              2010   0.823
                                                                              2009   0.581
                                                                              2008   1.025
                                                                              2007   0.935
                                                                              2006   0.872
                                                                              2005   0.844
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.589
                                                                              2007   2.826
                                                                              2006   2.238
                                                                              2005   1.781
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.696
                                                                              2013   1.399
                                                                              2012   1.200
                                                                              2011   1.362
                                                                              2010   1.274
                                                                              2009   0.943
                                                                              2008   1.603
                                                                              2007   1.408
                                                                              2006   1.176
                                                                              2005   1.082



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 0.670                      --
                                                                              0.676               9,026,420
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 3.069                      --
                                                                              2.347               2,003,006
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.431                      --
                                                                              1.315                 106,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.463                      --
                                                                              1.312                 206,586
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2.346                 852,972
                                                                              2.128               1,232,960
                                                                              1.645               1,583,652
                                                                              1.435               2,025,188
                                                                              1.494               2,591,217
                                                                              1.294               3,797,396
                                                                              0.967               4,852,261
                                                                              1.709               5,535,205
                                                                              1.475               6,065,116
                                                                              1.341               6,168,131
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 3.247                 646,901
                                                                              3.105                 770,930
                                                                              2.317                 939,357
                                                                              2.052               1,336,507
                                                                              2.334               1,730,912
                                                                              1.841               2,197,128
                                                                              1.336               2,766,614
                                                                              2.243               3,530,014
                                                                              1.972               4,304,526
                                                                              1.779               3,913,427
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.681                 605,499
                                                                              1.630                 583,640
                                                                              1.451                 738,414
                                                                              1.306                 888,212
                                                                              1.293               1,154,744
                                                                              1.164               1,492,893
                                                                              0.871               1,633,166
                                                                              1.255               1,720,444
                                                                              1.227               1,003,222
                                                                              1.052                 175,707
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.474                      --
                                                                              1.262               2,246,360
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.534                 496,467
                                                                              1.447                 625,002
                                                                              1.062                 897,396
                                                                              0.972               1,084,861
                                                                              1.036               1,442,081
                                                                              0.823               1,815,878
                                                                              0.581               2,368,802
                                                                              1.025               2,837,890
                                                                              0.935               3,242,414
                                                                              0.872               4,143,914
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 3.267                      --
                                                                              3.589               1,207,065
                                                                              2.826               1,178,293
                                                                              2.238                 866,668
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.487                 941,010
                                                                              1.696               1,209,776
                                                                              1.399               1,486,107
                                                                              1.200               1,926,465
                                                                              1.362               2,871,739
                                                                              1.274               4,045,368
                                                                              0.943               5,460,973
                                                                              1.603               6,850,794
                                                                              1.408               7,200,506
                                                                              1.176               6,601,599

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.267
                                                                                   2005   1.180
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   0.946
                                                                                   2013   0.727
                                                                                   2012   0.630
                                                                                   2011   0.650
                                                                                   2010   0.525
                                                                                   2009   0.368
                                                                                   2008   0.666
                                                                                   2007   0.554
                                                                                   2006   0.496
                                                                                   2005   0.449
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.552
                                                                                   2005   1.513
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.963
                                                                                   2006   0.910
                                                                                   2005   0.868
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.290
                                                                                   2009   1.083
                                                                                   2008   1.871
                                                                                   2007   1.808
                                                                                   2006   1.592
                                                                                   2005   1.515
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.443
                                                                                   2013   1.677
                                                                                   2012   1.432
                                                                                   2011   1.417
                                                                                   2010   1.150
                                                                                   2009   0.867
                                                                                   2008   1.475
                                                                                   2007   1.473
                                                                                   2006   1.373
                                                                                   2005   1.247
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.962
                                                                                   2013   1.506
                                                                                   2012   1.328
                                                                                   2011   1.436
                                                                                   2010   1.249
                                                                                   2009   0.979
                                                                                   2008   1.565
                                                                                   2007   1.567
                                                                                   2006   1.361
                                                                                   2005   1.317
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.790
                                                                                   2013   1.396
                                                                                   2012   1.221
                                                                                   2011   1.207
                                                                                   2010   1.087
                                                                                   2009   0.902
                                                                                   2008   1.295
                                                                                   2007   1.211
                                                                                   2006   1.070
                                                                                   2005   1.040
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.165
                                                                                   2008   1.674
                                                                                   2007   1.677
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.481
                                                                                   2010   1.333
                                                                                   2009   0.964
                                                                                   2008   1.690
                                                                                   2007   1.682
                                                                                   2006   1.502
                                                                                   2005   1.447



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 1.522                      --
                                                                                   1.267               1,685,141
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 1.047                 776,236
                                                                                   0.946                 913,993
                                                                                   0.727               1,238,552
                                                                                   0.630               1,354,201
                                                                                   0.650               1,915,116
                                                                                   0.525               2,846,161
                                                                                   0.368               3,454,825
                                                                                   0.666               3,877,826
                                                                                   0.554               4,346,431
                                                                                   0.496               5,480,751
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.745                      --
                                                                                   1.552                 904,759
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.025                      --
                                                                                   0.963                 556,538
                                                                                   0.910                 565,531
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 1.367                      --
                                                                                   1.290                 499,544
                                                                                   1.083                 569,624
                                                                                   1.871                 650,318
                                                                                   1.808                 676,748
                                                                                   1.592                 670,177
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.901               2,516,935
                                                                                   2.443               2,784,423
                                                                                   1.677               3,422,213
                                                                                   1.432               4,882,229
                                                                                   1.417               6,865,993
                                                                                   1.150               8,863,549
                                                                                   0.867              11,115,241
                                                                                   1.475              14,337,163
                                                                                   1.473              15,956,465
                                                                                   1.373              18,448,165
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 1.974                  86,540
                                                                                   1.962               2,568,065
                                                                                   1.506               3,403,248
                                                                                   1.328               4,499,116
                                                                                   1.436               6,657,584
                                                                                   1.249               9,098,243
                                                                                   0.979              11,651,028
                                                                                   1.565              15,106,609
                                                                                   1.567               9,628,417
                                                                                   1.361              11,390,415
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 1.959               1,040,330
                                                                                   1.790               1,208,580
                                                                                   1.396               1,647,142
                                                                                   1.221               2,128,887
                                                                                   1.207               4,123,032
                                                                                   1.087               5,277,596
                                                                                   0.902               6,308,003
                                                                                   1.295               7,606,766
                                                                                   1.211               8,215,041
                                                                                   1.070               9,202,681
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 1.148                      --
                                                                                   1.165                 322,759
                                                                                   1.674                 371,225
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.566                      --
                                                                                   1.481                 825,823
                                                                                   1.333               1,107,430
                                                                                   0.964               1,616,821
                                                                                   1.690               1,990,327
                                                                                   1.682               2,603,896
                                                                                   1.502               3,048,414

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.910
                                                                                  2010   0.825
                                                                                  2009   0.685
                                                                                  2008   0.973
                                                                                  2007   0.927
                                                                                  2006   0.797
                                                                                  2005   0.810
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.358
                                                                                  2013   1.093
                                                                                  2012   0.971
                                                                                  2011   0.986
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.910
                                                                                  2013   1.541
                                                                                  2012   1.370
                                                                                  2011   1.290
                                                                                  2010   1.167
                                                                                  2009   0.965
                                                                                  2008   1.505
                                                                                  2007   1.448
                                                                                  2006   1.329
                                                                                  2005   1.293
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.522
                                                                                  2013   1.119
                                                                                  2012   0.943
                                                                                  2011   0.963
                                                                                  2010   0.889
                                                                                  2009   0.633
                                                                                  2008   1.024
                                                                                  2007   0.986
                                                                                  2006   0.956
                                                                                  2005   0.922
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.923
                                                                                  2013   1.473
                                                                                  2012   1.283
                                                                                  2011   1.239
                                                                                  2010   1.148
                                                                                  2009   0.935
                                                                                  2008   1.473
                                                                                  2007   1.438
                                                                                  2006   1.233
                                                                                  2005   1.174
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.635
                                                                                  2013   1.946
                                                                                  2012   1.674
                                                                                  2011   1.766
                                                                                  2010   1.462
                                                                                  2009   1.090
                                                                                  2008   1.708
                                                                                  2007   1.617
                                                                                  2006   1.428
                                                                                  2005   1.337
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968
                                                                                  2013   2.047
                                                                                  2012   1.738
                                                                                  2011   1.739
                                                                                  2010   1.408
                                                                                  2009   1.000
                                                                                  2008   1.711
                                                                                  2007   1.577
                                                                                  2006   1.419
                                                                                  2005   1.371
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.641
                                                                                  2008   1.040
                                                                                  2007   1.005
                                                                                  2006   0.885
                                                                                  2005   0.861



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 0.989                      --
                                                                                  0.910                  37,838
                                                                                  0.825                  45,020
                                                                                  0.685                 114,482
                                                                                  0.973                 183,981
                                                                                  0.927                 215,781
                                                                                  0.797                 397,994
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 1.521                   9,483
                                                                                  1.358                  12,633
                                                                                  1.093                  13,548
                                                                                  0.971                  20,639
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2.138                 261,563
                                                                                  1.910                 277,309
                                                                                  1.541                 567,028
                                                                                  1.370                 738,497
                                                                                  1.290                 825,301
                                                                                  1.167                 977,755
                                                                                  0.965               1,304,926
                                                                                  1.505               2,232,400
                                                                                  1.448               2,824,281
                                                                                  1.329               2,862,397
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 1.711               2,202,710
                                                                                  1.522               2,716,262
                                                                                  1.119               3,674,637
                                                                                  0.943               4,960,813
                                                                                  0.963               6,257,679
                                                                                  0.889               8,039,708
                                                                                  0.633               9,601,121
                                                                                  1.024              12,883,012
                                                                                  0.986              14,805,190
                                                                                  0.956              16,899,697
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2.118               1,679,731
                                                                                  1.923               1,902,926
                                                                                  1.473               2,198,619
                                                                                  1.283               2,576,730
                                                                                  1.239               3,966,470
                                                                                  1.148               5,351,392
                                                                                  0.935               6,838,329
                                                                                  1.473               8,622,287
                                                                                  1.438               5,267,293
                                                                                  1.233               6,832,327
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.810                 583,620
                                                                                  2.635                 665,991
                                                                                  1.946                 817,288
                                                                                  1.674               1,091,795
                                                                                  1.766               1,840,123
                                                                                  1.462               2,490,272
                                                                                  1.090               3,084,374
                                                                                  1.708               3,840,786
                                                                                  1.617               4,616,593
                                                                                  1.428               5,228,253
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 3.046                 316,487
                                                                                  2.968                 363,211
                                                                                  2.047                 392,660
                                                                                  1.738                 554,803
                                                                                  1.739                 945,937
                                                                                  1.408               1,405,369
                                                                                  1.000               1,621,532
                                                                                  1.711               2,144,453
                                                                                  1.577               2,035,980
                                                                                  1.419               2,268,985
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.624                      --
                                                                                  0.641              12,693,914
                                                                                  1.040              15,657,792
                                                                                  1.005              17,201,078
                                                                                  0.885              18,668,787

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)............................................................................. 2011   0.697
                                                                                      2010   0.681
                                                                                      2009   0.537
                                                                                      2008   0.962
                                                                                      2007   0.918
                                                                                      2006   0.739
                                                                                      2005   0.671
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.619
                                                                                      2006   1.462
                                                                                      2005   1.432
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   1.001
                                                                                      2010   0.929
                                                                                      2009   0.803
                                                                                      2008   1.033
                                                                                      2007   1.033
                                                                                      2006   1.006
                                                                                      2005   0.997
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.439
                                                                                      2010   1.309
                                                                                      2009   1.112
                                                                                      2008   1.306
                                                                                      2007   1.298
                                                                                      2006   1.249
                                                                                      2005   1.235
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.978
                                                                                      2013   1.837
                                                                                      2012   1.580
                                                                                      2011   1.565
                                                                                      2010   1.361
                                                                                      2009   0.863
                                                                                      2008   1.250
                                                                                      2007   1.264
                                                                                      2006   1.155
                                                                                      2005   1.141
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.147
                                                                                      2009   1.161
                                                                                      2008   1.148
                                                                                      2007   1.109
                                                                                      2006   1.075
                                                                                      2005   1.060
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.564
                                                                                      2006   1.343
                                                                                      2005   1.309
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.247
                                                                                      2006   1.069
                                                                                      2005   1.018
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.274
                                                                                      2006   1.144
                                                                                      2005   1.106
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.628
                                                                                      2006   1.408
                                                                                      2005   1.382
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.820
                                                                                      2006   1.644
                                                                                      2005   1.541



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)............................................................................. 0.750                      --
                                                                                      0.697               1,509,890
                                                                                      0.681               1,881,887
                                                                                      0.537               2,643,925
                                                                                      0.962               3,172,482
                                                                                      0.918               3,528,324
                                                                                      0.739               4,151,250
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 1.652                      --
                                                                                      1.619                 331,688
                                                                                      1.462                 351,912
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.989                      --
                                                                                      1.001                 352,027
                                                                                      0.929                 280,609
                                                                                      0.803                 281,911
                                                                                      1.033                 717,460
                                                                                      1.033                 715,218
                                                                                      1.006                 517,025
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.469                      --
                                                                                      1.439               2,003,818
                                                                                      1.309               2,385,202
                                                                                      1.112               3,110,726
                                                                                      1.306               3,870,238
                                                                                      1.298               5,070,346
                                                                                      1.249               5,781,747
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 1.944                 851,244
                                                                                      1.978               1,200,369
                                                                                      1.837               1,274,846
                                                                                      1.580               1,517,479
                                                                                      1.565               2,046,456
                                                                                      1.361               2,702,811
                                                                                      0.863               3,174,769
                                                                                      1.250               4,256,802
                                                                                      1.264               5,100,905
                                                                                      1.155               6,093,118
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.142                      --
                                                                                      1.147               8,454,803
                                                                                      1.161              11,888,362
                                                                                      1.148               9,748,542
                                                                                      1.109              10,191,717
                                                                                      1.075              10,099,642
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.642                      --
                                                                                      1.564               7,813,614
                                                                                      1.343               8,915,888
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 1.311                      --
                                                                                      1.247               5,346,692
                                                                                      1.069               6,046,614
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.360                      --
                                                                                      1.274                 568,745
                                                                                      1.144                 697,915
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.693                      --
                                                                                      1.628               1,304,070
                                                                                      1.408               1,176,352
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2.007                      --
                                                                                      1.820               1,425,463
                                                                                      1.644               1,731,555

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.076           1.206                 803,345
                                                                          2013   1.051           1.076                 918,655
                                                                          2012   0.844           1.051               1,080,087
                                                                          2011   0.904           0.844               1,307,360
                                                                          2010   0.788           0.904               1,729,280
                                                                          2009   0.592           0.788               2,217,501
                                                                          2008   1.026           0.592               2,536,743
                                                                          2007   1.222           1.026               3,296,651
                                                                          2006   1.003           1.222               5,013,740
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.092           1.137                      --
                                                                          2013   0.857           1.092               2,333,076
                                                                          2012   0.708           0.857               2,721,411
                                                                          2011   0.775           0.708               3,057,349
                                                                          2010   0.716           0.775               4,398,390
                                                                          2009   0.507           0.716               5,894,428
                                                                          2008   0.884           0.507               6,166,794
                                                                          2007   0.688           0.884               6,891,221
                                                                          2006   0.670           0.688               7,223,307
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.134           1.278               2,029,557
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.644           1.532                 801,901
                                                                          2013   1.275           1.644                 885,268
                                                                          2012   0.999           1.275               1,047,196
                                                                          2011   1.177           0.999               1,333,806
                                                                          2010   1.023           1.177               1,914,560
                                                                          2009   0.667           1.023               2,512,066
                                                                          2008   1.142           0.667               2,823,740
                                                                          2007   1.168           1.142               3,310,366
                                                                          2006   1.058           1.168               3,251,479
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.370           1.481                 491,803
                                                                          2013   1.066           1.370                 521,637
                                                                          2012   0.943           1.066                 823,340
                                                                          2011   0.993           0.943                 976,489
                                                                          2010   0.802           0.993               1,145,246
                                                                          2009   0.643           0.802               1,309,953
                                                                          2008   1.065           0.643               1,854,421
                                                                          2007   1.073           1.065               2,320,259
                                                                          2006   1.015           1.073                 160,093
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.263           2.414                  74,750
                                                                          2013   1.633           2.263                  77,846
                                                                          2012   1.397           1.633                 106,198
                                                                          2011   1.429           1.397                 279,047
                                                                          2010   1.146           1.429                 186,606
                                                                          2009   0.866           1.146                 288,356
                                                                          2008   1.430           0.866                 267,962
                                                                          2007   1.302           1.430                 201,205
                                                                          2006   1.310           1.302                  29,167
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.951           2.013                  48,208
                                                                          2013   1.485           1.951                  56,591
                                                                          2012   1.302           1.485                 101,075
                                                                          2011   1.469           1.302                 145,407
                                                                          2010   1.246           1.469                 234,076
                                                                          2009   0.979           1.246                 250,969
                                                                          2008   1.328           0.979                 474,296
                                                                          2007   1.360           1.328                 348,607
                                                                          2006   1.274           1.360                  81,035
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.613           0.583                      --
                                                                          2008   1.083           0.613                 549,497
                                                                          2007   0.982           1.083                 620,832
                                                                          2006   0.992           0.982                 636,873
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.691           1.691                      --
                                                                          2013   1.591           1.691                      --
                                                                          2012   1.320           1.591                  51,240
                                                                          2011   1.437           1.320                 374,396
                                                                          2010   1.372           1.437                 397,308
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.278           1.325                  98,929
                                                                          2013   1.001           1.278                  98,026
                                                                          2012   0.870           1.001                 489,178
                                                                          2011   1.015           0.870                 498,894

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.371           1.375                 911,523
                                                                          2013   1.049           1.371               1,108,696
                                                                          2012   0.902           1.049               1,376,511
                                                                          2011   1.005           0.902               2,174,887
                                                                          2010   0.850           1.005               3,726,573
                                                                          2009   0.682           0.850               5,244,181
                                                                          2008   0.985           0.682               6,167,983
                                                                          2007   1.030           0.985               7,881,935
                                                                          2006   1.003           1.030               2,244,049
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2014   2.685           2.475                 107,914
                                                                          2013   2.866           2.685                 169,691
                                                                          2012   2.444           2.866                 199,220
                                                                          2011   3.049           2.444                 280,718
                                                                          2010   2.501           3.049                 573,429
                                                                          2009   1.501           2.501                 756,375
                                                                          2008   3.272           1.501                 818,352
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.540           1.413                 424,616
                                                                          2013   1.310           1.540                 553,984
                                                                          2012   1.138           1.310                 771,605
                                                                          2011   1.293           1.138               1,000,731
                                                                          2010   1.177           1.293                 831,863
                                                                          2009   0.907           1.177               2,408,546
                                                                          2008   1.596           0.907               2,750,183
                                                                          2007   1.518           1.596               2,639,412
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.103           1.196                      --
                                                                          2012   1.062           1.103                 172,117
                                                                          2011   1.137           1.062                 198,047
                                                                          2010   0.939           1.137                 234,957
                                                                          2009   0.696           0.939                  39,664
                                                                          2008   1.144           0.696                  52,326
                                                                          2007   1.289           1.144                 107,602
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.371           1.366                  42,032
                                                                          2013   1.000           1.371                  46,420
                                                                          2012   0.928           1.000                 111,790
                                                                          2011   1.011           0.928                 171,043
                                                                          2010   0.776           1.011                 346,511
                                                                          2009   0.501           0.776                 424,204
                                                                          2008   0.901           0.501                 260,971
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.378           1.388               1,180,075
                                                                          2013   1.099           1.378               1,360,948
                                                                          2012   0.920           1.099               1,545,325
                                                                          2011   1.019           0.920               1,758,269
                                                                          2010   0.891           1.019               2,244,962
                                                                          2009   0.646           0.891               3,217,841
                                                                          2008   1.103           0.646               3,942,707
                                                                          2007   1.052           1.103               3,369,961
                                                                          2006   0.996           1.052               3,033,902
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.489           1.515                 470,877
                                                                          2013   1.659           1.489                 736,361
                                                                          2012   1.539           1.659               1,158,058
                                                                          2011   1.399           1.539               1,490,109
                                                                          2010   1.314           1.399               1,708,143
                                                                          2009   1.126           1.314               1,891,069
                                                                          2008   1.223           1.126               1,610,741
                                                                          2007   1.153           1.223               1,654,035
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.819           1.869               3,547,531
                                                                          2013   1.881           1.819               4,237,910
                                                                          2012   1.746           1.881               5,629,448
                                                                          2011   1.716           1.746               7,095,262
                                                                          2010   1.609           1.716              10,381,763
                                                                          2009   1.442           1.609              12,341,687
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.060           2.258                 500,328
                                                                          2013   1.570           2.060                 537,183
                                                                          2012   1.440           1.570                 532,590
                                                                          2011   1.530           1.440                 682,108
                                                                          2010   1.335           1.530               1,743,998
                                                                          2009   1.093           1.335               1,728,562
                                                                          2008   1.650           1.093                 122,833
                                                                          2007   1.593           1.650                 122,189
                                                                          2006   1.480           1.593                  64,875

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.180           1.304                      --
                                                                          2006   1.120           1.180                  80,429
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.227           2.296                 628,057
                                                                          2013   2.224           2.227                 676,588
                                                                          2012   2.020           2.224                 964,883
                                                                          2011   1.977           2.020               1,175,709
                                                                          2010   1.787           1.977               2,524,231
                                                                          2009   1.362           1.787               3,589,377
                                                                          2008   1.547           1.362               2,272,080
                                                                          2007   1.471           1.547               2,317,526
                                                                          2006   1.419           1.471               2,241,748
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.354           1.512                 423,856
                                                                          2013   1.026           1.354                 464,724
                                                                          2012   0.882           1.026                 890,690
                                                                          2011   0.932           0.882                 940,914
                                                                          2010   0.808           0.932               1,519,791
                                                                          2009   0.692           0.808               1,891,152
                                                                          2008   1.102           0.692               2,750,468
                                                                          2007   1.077           1.102               3,873,763
                                                                          2006   1.001           1.077               2,900,988
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.977           2.159               2,176,140
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.014           1.064                      --
                                                                          2006   0.956           1.014               2,746,910
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.257           1.408                 513,776
                                                                          2013   0.950           1.257                 668,274
                                                                          2012   0.849           0.950                 848,560
                                                                          2011   0.859           0.849               1,581,179
                                                                          2010   0.774           0.859               1,622,335
                                                                          2009   0.658           0.774               1,864,041
                                                                          2008   1.064           0.658               2,112,606
                                                                          2007   1.055           1.064               2,310,021
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.560           1.645               1,445,057
                                                                          2013   1.597           1.560               1,948,435
                                                                          2012   1.508           1.597               2,339,093
                                                                          2011   1.437           1.508               2,657,493
                                                                          2010   1.347           1.437               3,500,189
                                                                          2009   1.250           1.347               4,465,214
                                                                          2008   1.315           1.250               4,403,171
                                                                          2007   1.256           1.315               6,593,024
                                                                          2006   1.209           1.256               7,241,770
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.195           1.284               2,315,776
                                                                          2013   0.903           1.195               2,684,402
                                                                          2012   0.801           0.903               3,327,064
                                                                          2011   0.892           0.801               3,837,839
                                                                          2010   0.755           0.892               5,376,408
                                                                          2009   0.599           0.755               6,923,549
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.056           1.042               1,733,741
                                                                          2013   1.071           1.056               2,124,558
                                                                          2012   1.086           1.071               2,582,406
                                                                          2011   1.102           1.086               3,336,158
                                                                          2010   1.112           1.102               4,807,573
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.439           0.434                      --
                                                                          2008   0.745           0.439               5,640,611
                                                                          2007   0.756           0.745               3,906,249
                                                                          2006   0.735           0.756               2,074,816
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.476           0.497                      --
                                                                          2008   0.875           0.476               9,408,021
                                                                          2007   0.853           0.875              11,760,444
                                                                          2006   0.841           0.853              13,657,782
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.217           1.340                      --
                                                                          2012   1.067           1.217               2,074,846
                                                                          2011   1.154           1.067               2,435,716
                                                                          2010   1.023           1.154               3,963,883
                                                                          2009   0.852           1.023               5,644,332
                                                                          2008   1.417           0.852               7,800,424
                                                                          2007   1.380           1.417              10,009,900
                                                                          2006   1.344           1.380              11,425,439

                                  VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.863           0.945               1,970,688
                                                                       2013   0.660           0.863               2,282,882
                                                                       2012   0.604           0.660               2,948,487
                                                                       2011   0.632           0.604               3,719,226
                                                                       2010   0.556           0.632               4,535,714
                                                                       2009   0.378           0.556               5,162,980
                                                                       2008   0.707           0.378               6,235,203
                                                                       2007   0.595           0.707               7,375,281
                                                                       2006   0.609           0.595               8,803,395
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.352           1.454                 979,905
                                                                       2013   1.001           1.352               1,066,414
                                                                       2012   0.877           1.001               1,378,153
                                                                       2011   0.884           0.877               2,144,806
                                                                       2010   0.804           0.884               2,718,868
                                                                       2009   0.582           0.804               3,815,021
                                                                       2008   0.877           0.582               4,534,075
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.939           1.018                      --
                                                                       2010   0.823           0.939                 514,730
                                                                       2009   0.635           0.823                 378,581
                                                                       2008   1.081           0.635                 391,158
                                                                       2007   1.062           1.081                 411,911
                                                                       2006   1.002           1.062                 406,646
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.334           1.374                 230,765
                                                                       2013   1.297           1.334                 354,757
                                                                       2012   1.205           1.297                 504,863
                                                                       2011   1.183           1.205                 613,506
                                                                       2010   1.091           1.183                 513,218
                                                                       2009   0.918           1.091                 686,219
                                                                       2008   1.087           0.918                 568,623
                                                                       2007   1.044           1.087                 407,688
                                                                       2006   1.001           1.044                  10,382
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.349           1.396                 327,459
                                                                       2013   1.233           1.349               1,175,032
                                                                       2012   1.122           1.233               1,247,337
                                                                       2011   1.126           1.122               1,450,902
                                                                       2010   1.024           1.126               1,361,896
                                                                       2009   0.840           1.024               1,604,196
                                                                       2008   1.086           0.840               1,334,456
                                                                       2007   1.051           1.086                 941,594
                                                                       2006   1.002           1.051                 150,233
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.345           1.393               1,029,833
                                                                       2013   1.156           1.345               1,018,343
                                                                       2012   1.035           1.156               1,043,297
                                                                       2011   1.065           1.035                 876,484
                                                                       2010   0.954           1.065               1,115,477
                                                                       2009   0.765           0.954               1,076,864
                                                                       2008   1.086           0.765               1,044,089
                                                                       2007   1.056           1.086                 854,300
                                                                       2006   1.002           1.056                 570,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.324           1.374                  49,967
                                                                       2013   1.080           1.324                  51,214
                                                                       2012   0.950           1.080                 562,820
                                                                       2011   1.001           0.950                 777,204
                                                                       2010   0.885           1.001                 914,131
                                                                       2009   0.695           0.885               1,084,199
                                                                       2008   1.086           0.695               1,372,124
                                                                       2007   1.061           1.086               1,379,680
                                                                       2006   1.002           1.061                 342,858
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.330           1.483               2,029,332
                                                                       2013   1.024           1.330               2,261,782
                                                                       2012   0.900           1.024               2,659,858
                                                                       2011   0.898           0.900               4,721,893
                                                                       2010   0.795           0.898               7,181,838
                                                                       2009   0.646           0.795               9,659,605

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.943
                                                                                   2013   1.659
                                                                                   2012   1.511
                                                                                   2011   1.499
                                                                                   2010   1.384
                                                                                   2009   1.185
                                                                                   2008   1.547
                                                                                   2007   1.506
                                                                                   2006   1.407
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   2.293
                                                                                   2013   1.713
                                                                                   2012   1.489
                                                                                   2011   1.498
                                                                                   2010   1.363
                                                                                   2009   1.144
                                                                                   2008   1.496
                                                                                   2007   1.410
                                                                                   2006   1.274
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.666
                                                                                   2013   1.218
                                                                                   2012   1.041
                                                                                   2011   1.070
                                                                                   2010   0.929
                                                                                   2009   0.659
                                                                                   2008   1.152
                                                                                   2007   1.070
                                                                                   2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2014   1.628
                                                                                   2013   1.637
                                                                                   2012   1.492
                                                                                   2011   1.470
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2014   2.020
                                                                                   2013   1.536
                                                                                   2012   1.384
                                                                                   2011   1.562
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.125
                                                                                   2006   1.133
                                                                                   2005   1.125
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.391
                                                                                   2008   1.346
                                                                                   2007   1.255
                                                                                   2006   1.226
                                                                                   2005   1.213
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.974
                                                                                   2007   0.895
                                                                                   2006   0.817
                                                                                   2005   0.773
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.408
                                                                                   2006   1.118
                                                                                   2005   1.011
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.967
                                                                                   2006   1.701
                                                                                   2005   1.611
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   0.931
                                                                                   2005   0.869
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.278
                                                                                   2005   1.240
 Travelers Large Cap Subaccount (11/99)........................................... 2006   0.815
                                                                                   2005   0.761
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 2006   1.078
                                                                                   2005   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.077               3,921,981
                                                                                   1.943               4,634,264
                                                                                   1.659               5,452,126
                                                                                   1.511               6,666,195
                                                                                   1.499              10,005,611
                                                                                   1.384              13,998,536
                                                                                   1.185              17,516,321
                                                                                   1.547              22,238,147
                                                                                   1.506              25,286,691
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.505                      --
                                                                                   2.293                      --
                                                                                   1.713                      --
                                                                                   1.489                      --
                                                                                   1.498                      --
                                                                                   1.363                      --
                                                                                   1.144                      --
                                                                                   1.496               1,481,412
                                                                                   1.410               1,352,400
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.788               1,855,000
                                                                                   1.666               2,130,799
                                                                                   1.218               2,229,058
                                                                                   1.041               2,841,761
                                                                                   1.070               3,708,778
                                                                                   0.929               5,043,903
                                                                                   0.659               6,587,065
                                                                                   1.152               7,845,468
                                                                                   1.070               9,073,220
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.690                 567,387
                                                                                   1.628                 687,320
                                                                                   1.637                 843,752
                                                                                   1.492               1,145,644
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2.199                 451,995
                                                                                   2.020                 470,409
                                                                                   1.536                 528,826
                                                                                   1.384                 594,308
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.148                      --
                                                                                   1.125               2,096,802
                                                                                   1.133               1,967,937
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.438                      --
                                                                                   1.391              13,212,836
                                                                                   1.346              14,520,654
                                                                                   1.255              16,795,570
                                                                                   1.226              18,000,443
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.904                      --
                                                                                   0.974                 241,422
                                                                                   0.895                 429,586
                                                                                   0.817                 443,531
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.526                      --
                                                                                   1.408               2,669,551
                                                                                   1.118               2,584,844
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.102                      --
                                                                                   1.967               3,892,305
                                                                                   1.701               4,440,270
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 0.992                      --
                                                                                   0.931               1,137,298
 Travelers Equity Income Subaccount (11/99)....................................... 1.344                      --
                                                                                   1.278              12,682,097
 Travelers Large Cap Subaccount (11/99)........................................... 0.841                      --
                                                                                   0.815               5,271,460
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 1.148                      --
                                                                                   1.078                      --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.032
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.047
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.066
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.039
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.220
                                                                                     2005   1.220
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.900
                                                                                     2005   0.815
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   0.575
                                                                                     2005   0.566
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.362
                                                                                     2005   1.342
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.178
                                                                                     2005   1.122
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.921
                                                                                     2005   0.853
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.394
                                                                                     2005   1.334
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.063
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.404
                                                                                     2005   1.373
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.741
                                                                                     2005   0.737
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.137
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.110
                                                                                     2005   1.000
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.707
                                                                                     2005   0.665



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.037                      --
                                                                                     1.032                  33,294
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.085                      --
                                                                                     1.047                 346,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.113                      --
                                                                                     1.066                 185,975
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.060                      --
                                                                                     1.039                      --
 Travelers Managed Income Subaccount (11/99)........................................ 1.209                      --
                                                                                     1.220               7,776,605
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 0.956                      --
                                                                                     0.900               3,084,751
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 0.609                      --
                                                                                     0.575              10,782,294
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.407                      --
                                                                                     1.362              25,651,441
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.274                      --
                                                                                     1.178                 757,761
 Travelers Mondrian International Stock Subaccount (5/00)........................... 1.058                      --
                                                                                     0.921               3,122,501
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.480                      --
                                                                                     1.394                 125,729
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.120                      --
                                                                                     1.063                  39,090
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 1.419                      --
                                                                                     1.404               1,855,329
 Travelers Strategic Equity Subaccount (11/99)...................................... 0.774                      --
                                                                                     0.741              12,047,078
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.310                      --
                                                                                     1.137                     314
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.274                      --
                                                                                     1.110                  12,521
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 0.735                      --
                                                                                     0.707               2,378,182





                                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.075           1.148           --
                                                                         2006   1.000           1.075           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.084           1.136           --
                                                                         2005   1.050           1.084           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.284           0.640           --
                                                                         2007   1.123           1.284           --
                                                                         2006   1.117           1.123           --
                                                                         2005   1.059           1.117           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.105           1.153           --
                                                                         2005   1.081           1.105           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.188           1.154           --
                                                                         2005   1.059           1.188           --

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.018
                                                                              2013   1.599
                                                                              2012   1.335
                                                                              2011   1.499
                                                                              2010   1.373
                                                                              2009   0.987
                                                                              2008   1.640
                                                                              2007   1.461
                                                                              2006   1.241
                                                                              2005   1.113
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.729
                                                                              2013   1.360
                                                                              2012   1.181
                                                                              2011   1.262
                                                                              2010   1.088
                                                                              2009   0.799
                                                                              2008   1.459
                                                                              2007   1.329
                                                                              2006   1.233
                                                                              2005   1.086
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.552
                                                                              2013   1.189
                                                                              2012   1.036
                                                                              2011   1.080
                                                                              2010   0.992
                                                                              2009   0.773
                                                                              2008   1.273
                                                                              2007   1.240
                                                                              2006   1.102
                                                                              2005   1.065
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.351
                                                                              2005   1.170
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.349
                                                                              2005   1.288
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.203
                                                                              2005   1.117
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.205
                                                                              2005   1.120
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   1.868
                                                                              2013   1.458
                                                                              2012   1.283
                                                                              2011   1.348
                                                                              2010   1.178
                                                                              2009   0.888
                                                                              2008   1.584
                                                                              2007   1.380
                                                                              2006   1.265
                                                                              2005   1.108
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.299
                                                                              2013   1.731
                                                                              2012   1.547
                                                                              2011   1.775
                                                                              2010   1.413
                                                                              2009   1.034
                                                                              2008   1.753
                                                                              2007   1.555
                                                                              2006   1.416
                                                                              2005   1.227



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2.018                100,969
                                                                              2.018                102,683
                                                                              1.599                103,273
                                                                              1.335                104,901
                                                                              1.499                106,934
                                                                              1.373                108,626
                                                                              0.987                109,837
                                                                              1.640                112,818
                                                                              1.461                125,017
                                                                              1.241                125,405
 American Funds Growth Subaccount (Class 2) (11/99).......................... 1.833                 17,319
                                                                              1.729                 76,409
                                                                              1.360                 77,033
                                                                              1.181                 77,393
                                                                              1.262                 77,786
                                                                              1.088                 88,226
                                                                              0.799                 83,671
                                                                              1.459                 80,166
                                                                              1.329                105,809
                                                                              1.233                 51,250
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 1.678                  1,230
                                                                              1.552                 63,196
                                                                              1.189                 63,872
                                                                              1.036                 83,239
                                                                              1.080                 85,967
                                                                              0.992                100,179
                                                                              0.773                 97,150
                                                                              1.273                 97,266
                                                                              1.240                125,007
                                                                              1.102                 53,033
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 1.334                     --
                                                                              1.351                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 1.749                     --
                                                                              1.349                 45,302
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.305                     --
                                                                              1.203                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.340                     --
                                                                              1.205                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2.042                 18,934
                                                                              1.868                 22,121
                                                                              1.458                 22,121
                                                                              1.283                 22,127
                                                                              1.348                 22,133
                                                                              1.178                 22,144
                                                                              0.888                 38,468
                                                                              1.584                 33,839
                                                                              1.380                 33,842
                                                                              1.265                 33,845
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2.382                    684
                                                                              2.299                    715
                                                                              1.731                    751
                                                                              1.547                    792
                                                                              1.775                    837
                                                                              1.413                    884
                                                                              1.034                    887
                                                                              1.753                    932
                                                                              1.555                 10,241
                                                                              1.416                 10,559

                     VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.508
                                                                              2013   1.354
                                                                              2012   1.230
                                                                              2011   1.230
                                                                              2010   1.117
                                                                              2009   0.843
                                                                              2008   1.226
                                                                              2007   1.209
                                                                              2006   1.046
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.189
                                                                              2005   1.100
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.717
                                                                              2013   1.271
                                                                              2012   1.174
                                                                              2011   1.262
                                                                              2010   1.012
                                                                              2009   0.721
                                                                              2008   1.283
                                                                              2007   1.181
                                                                              2006   1.111
                                                                              2005   1.085
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.476
                                                                              2007   1.967
                                                                              2006   1.572
                                                                              2005   1.262
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.671
                                                                              2013   1.391
                                                                              2012   1.204
                                                                              2011   1.378
                                                                              2010   1.301
                                                                              2009   0.971
                                                                              2008   1.667
                                                                              2007   1.478
                                                                              2006   1.245
                                                                              2005   1.156
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.191
                                                                              2005   1.120
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.195
                                                                              2013   1.701
                                                                              2012   1.488
                                                                              2011   1.548
                                                                              2010   1.262
                                                                              2009   0.894
                                                                              2008   1.630
                                                                              2007   1.370
                                                                              2006   1.237
                                                                              2005   1.130
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.145
                                                                              2005   1.126
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.119
                                                                              2006   1.066
                                                                              2005   1.026
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 2010   0.868
                                                                              2009   0.735
                                                                              2008   1.282
                                                                              2007   1.251
                                                                              2006   1.111
                                                                              2005   1.067



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.542                    --
                                                                              1.508                    --
                                                                              1.354                    --
                                                                              1.230                12,978
                                                                              1.230                14,555
                                                                              1.117                16,324
                                                                              0.843                18,915
                                                                              1.226                18,915
                                                                              1.209                18,915
                                                                              1.046                11,132
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.376                    --
                                                                              1.189                10,294
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.803                    --
                                                                              1.717                    --
                                                                              1.271                    --
                                                                              1.174                    --
                                                                              1.262                    --
                                                                              1.012                    --
                                                                              0.721                    --
                                                                              1.283                    --
                                                                              1.181                    --
                                                                              1.111                    --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.247                    --
                                                                              2.476                57,126
                                                                              1.967                60,323
                                                                              1.572                60,464
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.451                74,281
                                                                              1.671                85,343
                                                                              1.391                86,058
                                                                              1.204                86,442
                                                                              1.378                86,849
                                                                              1.301                86,919
                                                                              0.971                81,593
                                                                              1.667                79,169
                                                                              1.478                89,582
                                                                              1.245                89,944
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 1.418                    --
                                                                              1.191                    --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2.408                    --
                                                                              2.195                    --
                                                                              1.701                    --
                                                                              1.488                    --
                                                                              1.548                    --
                                                                              1.262                    --
                                                                              0.894                    --
                                                                              1.630                    --
                                                                              1.370                    --
                                                                              1.237                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 1.277                    --
                                                                              1.145                 6,109
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 1.188                    --
                                                                              1.119                    --
                                                                              1.066                    --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02)............... 0.918                    --
                                                                              0.868                 9,497
                                                                              0.735                 9,501
                                                                              1.282                 9,501
                                                                              1.251                 9,501
                                                                              1.111                 2,462

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.926
                                                                                   2013   1.334
                                                                                   2012   1.150
                                                                                   2011   1.148
                                                                                   2010   0.940
                                                                                   2009   0.715
                                                                                   2008   1.227
                                                                                   2007   1.237
                                                                                   2006   1.164
                                                                                   2005   1.066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.454
                                                                                   2013   1.126
                                                                                   2012   1.002
                                                                                   2011   1.093
                                                                                   2010   0.959
                                                                                   2009   0.759
                                                                                   2008   1.224
                                                                                   2007   1.237
                                                                                   2006   1.084
                                                                                   2005   1.058
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.677
                                                                                   2013   1.320
                                                                                   2012   1.165
                                                                                   2011   1.162
                                                                                   2010   1.056
                                                                                   2009   0.884
                                                                                   2008   1.280
                                                                                   2007   1.209
                                                                                   2006   1.077
                                                                                   2005   1.057
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.811
                                                                                   2008   1.176
                                                                                   2007   1.179
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.008
                                                                                   2010   0.915
                                                                                   2009   0.668
                                                                                   2008   1.181
                                                                                   2007   1.187
                                                                                   2006   1.069
                                                                                   2005   1.039
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.082
                                                                                   2010   0.990
                                                                                   2009   0.829
                                                                                   2008   1.188
                                                                                   2007   1.143
                                                                                   2006   0.991
                                                                                   2005   1.016
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   2.145
                                                                                   2013   1.743
                                                                                   2012   1.562
                                                                                   2011   1.596
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.405
                                                                                   2013   1.144
                                                                                   2012   1.026
                                                                                   2011   0.975
                                                                                   2010   0.890
                                                                                   2009   0.743
                                                                                   2008   1.168
                                                                                   2007   1.135
                                                                                   2006   1.051
                                                                                   2005   1.031



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.267                 30,398
                                                                                   1.926                 37,174
                                                                                   1.334                 37,177
                                                                                   1.150                 37,185
                                                                                   1.148                 37,195
                                                                                   0.940                 37,213
                                                                                   0.715                 56,604
                                                                                   1.227                 60,717
                                                                                   1.237                 60,726
                                                                                   1.164                 60,735
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 1.458                     --
                                                                                   1.454                     --
                                                                                   1.126                     --
                                                                                   1.002                     --
                                                                                   1.093                     --
                                                                                   0.959                     --
                                                                                   0.759                     --
                                                                                   1.224                     --
                                                                                   1.237                     --
                                                                                   1.084                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 1.819                     --
                                                                                   1.677                     --
                                                                                   1.320                     --
                                                                                   1.165                     --
                                                                                   1.162                     --
                                                                                   1.056                     --
                                                                                   0.884                     --
                                                                                   1.280                     --
                                                                                   1.209                     --
                                                                                   1.077                     --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.796                     --
                                                                                   0.811                     --
                                                                                   1.176                     --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.062                     --
                                                                                   1.008                243,161
                                                                                   0.915                259,191
                                                                                   0.668                277,687
                                                                                   1.181                293,415
                                                                                   1.187                305,270
                                                                                   1.069                240,696
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 1.173                     --
                                                                                   1.082                     --
                                                                                   0.990                     --
                                                                                   0.829                     --
                                                                                   1.188                     --
                                                                                   1.143                     --
                                                                                   0.991                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2.382                     --
                                                                                   2.145                     --
                                                                                   1.743                     --
                                                                                   1.562                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 1.558                155,980
                                                                                   1.405                155,980
                                                                                   1.144                156,001
                                                                                   1.026                200,974
                                                                                   0.975                206,465
                                                                                   0.890                212,655
                                                                                   0.743                221,593
                                                                                   1.168                221,619
                                                                                   1.135                113,004
                                                                                   1.051                101,197

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.508
                                                                                  2013   1.119
                                                                                  2012   0.952
                                                                                  2011   0.980
                                                                                  2010   0.913
                                                                                  2009   0.656
                                                                                  2008   1.071
                                                                                  2007   1.041
                                                                                  2006   1.018
                                                                                  2005   0.990
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.632
                                                                                  2013   1.261
                                                                                  2012   1.108
                                                                                  2011   1.080
                                                                                  2010   1.010
                                                                                  2009   0.830
                                                                                  2008   1.319
                                                                                  2007   1.299
                                                                                  2006   1.124
                                                                                  2005   1.080
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   1.990
                                                                                  2013   1.482
                                                                                  2012   1.287
                                                                                  2011   1.370
                                                                                  2010   1.144
                                                                                  2009   0.861
                                                                                  2008   1.361
                                                                                  2007   1.300
                                                                                  2006   1.159
                                                                                  2005   1.095
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.328
                                                                                  2013   1.620
                                                                                  2012   1.388
                                                                                  2011   1.401
                                                                                  2010   1.145
                                                                                  2009   0.821
                                                                                  2008   1.417
                                                                                  2007   1.318
                                                                                  2006   1.196
                                                                                  2005   1.166
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.768
                                                                                  2008   1.258
                                                                                  2007   1.227
                                                                                  2006   1.090
                                                                                  2005   1.070
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)......................................................................... 2011   1.136
                                                                                  2010   1.121
                                                                                  2009   0.892
                                                                                  2008   1.613
                                                                                  2007   1.552
                                                                                  2006   1.262
                                                                                  2005   1.156
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.147
                                                                                  2006   1.046
                                                                                  2005   1.033
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.949
                                                                                  2010   0.889
                                                                                  2009   0.775
                                                                                  2008   1.006
                                                                                  2007   1.016
                                                                                  2006   0.998
                                                                                  2005   0.998



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 1.680                    --
                                                                                  1.508                    --
                                                                                  1.119                    --
                                                                                  0.952                    --
                                                                                  0.980                    --
                                                                                  0.913                    --
                                                                                  0.656                    --
                                                                                  1.071                    --
                                                                                  1.041                    --
                                                                                  1.018                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.781                    --
                                                                                  1.632                    --
                                                                                  1.261                    --
                                                                                  1.108                    --
                                                                                  1.080                    --
                                                                                  1.010                    --
                                                                                  0.830                    --
                                                                                  1.319                    --
                                                                                  1.299                    --
                                                                                  1.124                    --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.103                    --
                                                                                  1.990                    --
                                                                                  1.482                    --
                                                                                  1.287                    --
                                                                                  1.370                    --
                                                                                  1.144                    --
                                                                                  0.861                    --
                                                                                  1.361                    --
                                                                                  1.300                    --
                                                                                  1.159                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.368                 8,844
                                                                                  2.328                12,008
                                                                                  1.620                12,008
                                                                                  1.388                12,009
                                                                                  1.401                12,011
                                                                                  1.145                12,016
                                                                                  0.821                25,284
                                                                                  1.417                30,266
                                                                                  1.318                    --
                                                                                  1.196                    --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.746                    --
                                                                                  0.768                    --
                                                                                  1.258                    --
                                                                                  1.227                    --
                                                                                  1.090                    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (11/99)......................................................................... 0.982                    --
                                                                                  1.136                    --
                                                                                  1.121                    --
                                                                                  0.892                    --
                                                                                  1.613                    --
                                                                                  1.552                    --
                                                                                  1.262                    --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.162                    --
                                                                                  1.147                    --
                                                                                  1.046                    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.935                    --
                                                                                  0.949                15,346
                                                                                  0.889                15,353
                                                                                  0.775                15,362
                                                                                  1.006                15,370
                                                                                  1.016                15,377
                                                                                  0.998                15,385

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.182
                                                                                      2010   1.084
                                                                                      2009   0.930
                                                                                      2008   1.101
                                                                                      2007   1.105
                                                                                      2006   1.073
                                                                                      2005   1.071
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.734
                                                                                      2013   1.625
                                                                                      2012   1.411
                                                                                      2011   1.410
                                                                                      2010   1.237
                                                                                      2009   0.791
                                                                                      2008   1.157
                                                                                      2007   1.180
                                                                                      2006   1.088
                                                                                      2005   1.085
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.028
                                                                                      2009   1.050
                                                                                      2008   1.047
                                                                                      2007   1.021
                                                                                      2006   0.998
                                                                                      2005   0.994
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.241
                                                                                      2006   1.075
                                                                                      2005   1.057
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.301
                                                                                      2006   1.126
                                                                                      2005   1.081
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.323
                                                                                      2006   1.199
                                                                                      2005   1.170
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.272
                                                                                      2006   1.110
                                                                                      2005   1.100
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.347
                                                                                      2006   1.228
                                                                                      2005   1.161
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.004
                                                                                      2013   0.990
                                                                                      2012   0.802
                                                                                      2011   0.866
                                                                                      2010   0.762
                                                                                      2009   0.577
                                                                                      2008   1.011
                                                                                      2007   1.214
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.029
                                                                                      2013   1.608
                                                                                      2012   1.340
                                                                                      2011   1.479
                                                                                      2010   1.380
                                                                                      2009   0.986
                                                                                      2008   1.735
                                                                                      2007   1.361
                                                                                      2006   1.334
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.102



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.202                    --
                                                                                      1.182                    --
                                                                                      1.084                    --
                                                                                      0.930                    --
                                                                                      1.101                    --
                                                                                      1.105                    --
                                                                                      1.073                    --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 1.689                   818
                                                                                      1.734                 3,159
                                                                                      1.625                 3,450
                                                                                      1.411                 3,621
                                                                                      1.410                 3,803
                                                                                      1.237                 3,862
                                                                                      0.791                 1,062
                                                                                      1.157                 1,116
                                                                                      1.180                12,092
                                                                                      1.088                12,468
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.020                    --
                                                                                      1.028                    --
                                                                                      1.050                    --
                                                                                      1.047                    --
                                                                                      1.021                    --
                                                                                      0.998                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.299                    --
                                                                                      1.241                    --
                                                                                      1.075                    --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 1.364                    --
                                                                                      1.301                    --
                                                                                      1.126                    --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.408                    --
                                                                                      1.323                30,203
                                                                                      1.199                30,206
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.319                    --
                                                                                      1.272                18,078
                                                                                      1.110                10,841
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.481                    --
                                                                                      1.347                72,009
                                                                                      1.228                72,352
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.115                52,985
                                                                                      1.004                52,985
                                                                                      0.990                52,985
                                                                                      0.802                67,648
                                                                                      0.866                69,430
                                                                                      0.762                71,422
                                                                                      0.577                74,209
                                                                                      1.011                74,209
                                                                                      1.214                74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.108                    --
                                                                                      2.029                    --
                                                                                      1.608                    --
                                                                                      1.340                    --
                                                                                      1.479                    --
                                                                                      1.380                    --
                                                                                      0.986                    --
                                                                                      1.735                    --
                                                                                      1.361                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.354                    --

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   2.037           1.880                    --
                                                                         2013   1.593           2.037                    --
                                                                         2012   1.259           1.593                    --
                                                                         2011   1.498           1.259                    --
                                                                         2010   1.314           1.498                    --
                                                                         2009   0.865           1.314                    --
                                                                         2008   1.493           0.865                    --
                                                                         2007   1.541           1.493                    --
                                                                         2006   1.405           1.541                    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.279           1.370                47,097
                                                                         2013   1.004           1.279                54,638
                                                                         2012   0.896           1.004                55,072
                                                                         2011   0.952           0.896                55,319
                                                                         2010   0.776           0.952                55,582
                                                                         2009   0.627           0.776                55,656
                                                                         2008   1.049           0.627                72,389
                                                                         2007   1.067           1.049                78,357
                                                                         2006   1.015           1.067                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   2.094           2.213                    --
                                                                         2013   1.524           2.094                    --
                                                                         2012   1.316           1.524                    --
                                                                         2011   1.358           1.316                    --
                                                                         2010   1.099           1.358                    --
                                                                         2009   0.838           1.099                    --
                                                                         2008   1.397           0.838                    --
                                                                         2007   1.283           1.397                    --
                                                                         2006   1.299           1.283                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.805           1.846                    --
                                                                         2013   1.386           1.805                    --
                                                                         2012   1.226           1.386                    --
                                                                         2011   1.396           1.226                    --
                                                                         2010   1.195           1.396                    --
                                                                         2009   0.947           1.195                    --
                                                                         2008   1.296           0.947                    --
                                                                         2007   1.340           1.296                    --
                                                                         2006   1.263           1.340                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.718           0.681                    --
                                                                         2008   1.281           0.718                    --
                                                                         2007   1.171           1.281                    --
                                                                         2006   1.191           1.171                    --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.105           1.105                    --
                                                                         2013   1.042           1.105                    --
                                                                         2012   0.873           1.042                 9,488
                                                                         2011   0.959           0.873                 9,488
                                                                         2010   0.921           0.959                 9,492
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   2.179           2.238                    --
                                                                         2013   1.722           2.179                    --
                                                                         2012   1.509           1.722                    --
                                                                         2011   1.773           1.509                    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.279           1.271                38,590
                                                                         2013   0.988           1.279                42,905
                                                                         2012   0.857           0.988                42,909
                                                                         2011   0.964           0.857                42,915
                                                                         2010   0.822           0.964                42,922
                                                                         2009   0.665           0.822                42,934
                                                                         2008   0.970           0.665                50,320
                                                                         2007   1.024           0.970                55,499
                                                                         2006   1.003           1.024                 7,768
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.755           1.603                35,756
                                                                         2013   1.890           1.755                43,242
                                                                         2012   1.627           1.890                43,613
                                                                         2011   2.047           1.627                56,373
                                                                         2010   1.694           2.047                56,591
                                                                         2009   1.026           1.694                44,004
                                                                         2008   2.251           1.026                53,832

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.629           1.482                    --
                                                                          2013   1.398           1.629                    --
                                                                          2012   1.226           1.398                    --
                                                                          2011   1.405           1.226                    --
                                                                          2010   1.290           1.405                    --
                                                                          2009   1.004           1.290                    --
                                                                          2008   1.782           1.004                    --
                                                                          2007   1.705           1.782                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.030           1.113                    --
                                                                          2012   1.001           1.030                    --
                                                                          2011   1.081           1.001                    --
                                                                          2010   0.900           1.081                    --
                                                                          2009   0.674           0.900                    --
                                                                          2008   1.117           0.674                    --
                                                                          2007   1.267           1.117                    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.746           1.724                    --
                                                                          2013   1.285           1.746                    --
                                                                          2012   1.203           1.285                    --
                                                                          2011   1.323           1.203                    --
                                                                          2010   1.025           1.323                    --
                                                                          2009   0.667           1.025                    --
                                                                          2008   1.208           0.667                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.286           1.284                    --
                                                                          2013   1.035           1.286                 9,361
                                                                          2012   0.874           1.035                    --
                                                                          2011   0.977           0.874                    --
                                                                          2010   0.862           0.977                    --
                                                                          2009   0.631           0.862                    --
                                                                          2008   1.086           0.631                    --
                                                                          2007   1.046           1.086                    --
                                                                          2006   0.996           1.046                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.303           1.313                45,577
                                                                          2013   1.464           1.303                45,616
                                                                          2012   1.371           1.464                45,661
                                                                          2011   1.258           1.371                58,744
                                                                          2010   1.192           1.258                60,383
                                                                          2009   1.030           1.192                62,219
                                                                          2008   1.129           1.030                64,846
                                                                          2007   1.071           1.129                64,901
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.445           1.471                 7,587
                                                                          2013   1.507           1.445                17,466
                                                                          2012   1.412           1.507                18,573
                                                                          2011   1.400           1.412                32,376
                                                                          2010   1.324           1.400                34,594
                                                                          2009   1.194           1.324                36,469
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.558           1.692                    --
                                                                          2013   1.198           1.558                    --
                                                                          2012   1.109           1.198                    --
                                                                          2011   1.188           1.109                12,289
                                                                          2010   1.046           1.188                13,783
                                                                          2009   0.864           1.046                15,455
                                                                          2008   1.317           0.864                17,817
                                                                          2007   1.283           1.317                17,817
                                                                          2006   1.199           1.283                17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163           1.281                    --
                                                                          2006   1.110           1.163                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.651           1.688                    --
                                                                          2013   1.664           1.651                    --
                                                                          2012   1.526           1.664                    --
                                                                          2011   1.506           1.526                    --
                                                                          2010   1.374           1.506                    --
                                                                          2009   1.056           1.374                    --
                                                                          2008   1.211           1.056                    --
                                                                          2007   1.162           1.211                    --
                                                                          2006   1.127           1.162                    --

                                   VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.263           1.398                    --
                                                                          2013   0.966           1.263                    --
                                                                          2012   0.838           0.966                    --
                                                                          2011   0.893           0.838                29,843
                                                                          2010   0.781           0.893                33,470
                                                                          2009   0.675           0.781                37,535
                                                                          2008   1.085           0.675                43,146
                                                                          2007   1.071           1.085                43,146
                                                                          2006   1.001           1.071                21,688
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.460           1.585                    --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.375           1.438                    --
                                                                          2006   1.304           1.375                    --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.599           1.776                    --
                                                                          2013   1.220           1.599                    --
                                                                          2012   1.100           1.220                    --
                                                                          2011   1.123           1.100                    --
                                                                          2010   1.021           1.123                    --
                                                                          2009   0.876           1.021                    --
                                                                          2008   1.430           0.876                    --
                                                                          2007   1.426           1.430                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.214           1.268                    --
                                                                          2013   1.253           1.214                    --
                                                                          2012   1.195           1.253                    --
                                                                          2011   1.149           1.195                    --
                                                                          2010   1.086           1.149                    --
                                                                          2009   1.017           1.086                    --
                                                                          2008   1.079           1.017                    --
                                                                          2007   1.041           1.079                    --
                                                                          2006   1.008           1.041                    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   2.189           2.330                    --
                                                                          2013   1.669           2.189                    --
                                                                          2012   1.494           1.669                    --
                                                                          2011   1.678           1.494                    --
                                                                          2010   1.433           1.678                    --
                                                                          2009   1.143           1.433                    --
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   0.938           0.916                14,370
                                                                          2013   0.959           0.938                19,276
                                                                          2012   0.982           0.959                19,811
                                                                          2011   1.005           0.982                20,077
                                                                          2010   1.020           1.005                 5,962
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.660           0.651                    --
                                                                          2008   1.130           0.660                    --
                                                                          2007   1.157           1.130                    --
                                                                          2006   1.131           1.157                    --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.633           0.659                    --
                                                                          2008   1.174           0.633                    --
                                                                          2007   1.156           1.174                    --
                                                                          2006   1.145           1.156                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.006           1.105                    --
                                                                          2012   0.890           1.006                    --
                                                                          2011   0.972           0.890                    --
                                                                          2010   0.869           0.972                    --
                                                                          2009   0.730           0.869                    --
                                                                          2008   1.225           0.730                    --
                                                                          2007   1.205           1.225                    --
                                                                          2006   1.180           1.205                    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.510           1.639                    --
                                                                          2013   1.165           1.510                    --
                                                                          2012   1.075           1.165                    --
                                                                          2011   1.136           1.075                    --
                                                                          2010   1.009           1.136                    --
                                                                          2009   0.692           1.009                    --
                                                                          2008   1.305           0.692                    --
                                                                          2007   1.109           1.305                    --
                                                                          2006   1.142           1.109                    --

                                  VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.796           1.914                    --
                                                                       2013   1.341           1.796                    --
                                                                       2012   1.185           1.341                    --
                                                                       2011   1.207           1.185                    --
                                                                       2010   1.106           1.207                    --
                                                                       2009   0.809           1.106                    --
                                                                       2008   1.225           0.809                    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.900           0.973                    --
                                                                       2010   0.796           0.900                    --
                                                                       2009   0.620           0.796                    --
                                                                       2008   1.065           0.620                    --
                                                                       2007   1.055           1.065                    --
                                                                       2006   1.002           1.055                    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.245           1.271                61,439
                                                                       2013   1.221           1.245                61,466
                                                                       2012   1.145           1.221                61,493
                                                                       2011   1.135           1.145                61,522
                                                                       2010   1.055           1.135                61,551
                                                                       2009   0.896           1.055                61,581
                                                                       2008   1.071           0.896                61,613
                                                                       2007   1.038           1.071                61,646
                                                                       2006   1.001           1.038                61,676
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.259           1.291                    --
                                                                       2013   1.161           1.259                    --
                                                                       2012   1.066           1.161                    --
                                                                       2011   1.080           1.066                    --
                                                                       2010   0.990           1.080                    --
                                                                       2009   0.819           0.990                    --
                                                                       2008   1.070           0.819                    --
                                                                       2007   1.044           1.070                    --
                                                                       2006   1.002           1.044                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.255           1.289                21,217
                                                                       2013   1.089           1.255                21,248
                                                                       2012   0.984           1.089                21,282
                                                                       2011   1.021           0.984                21,320
                                                                       2010   0.923           1.021                21,361
                                                                       2009   0.746           0.923                21,405
                                                                       2008   1.070           0.746                21,451
                                                                       2007   1.050           1.070                21,493
                                                                       2006   1.002           1.050                21,530
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.236           1.271                    --
                                                                       2013   1.017           1.236                    --
                                                                       2012   0.902           1.017                    --
                                                                       2011   0.959           0.902                    --
                                                                       2010   0.856           0.959                    --
                                                                       2009   0.678           0.856                    --
                                                                       2008   1.070           0.678                    --
                                                                       2007   1.054           1.070                    --
                                                                       2006   1.002           1.054                    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   2.273           2.512                    --
                                                                       2013   1.766           2.273                    --
                                                                       2012   1.566           1.766                    --
                                                                       2011   1.576           1.566                    --
                                                                       2010   1.409           1.576                    --
                                                                       2009   1.150           1.409                    --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).................. 2014   1.463           1.550                    --
                                                                       2013   1.261           1.463                    --
                                                                       2012   1.159           1.261                    --
                                                                       2011   1.160           1.159                    --
                                                                       2010   1.080           1.160                    --
                                                                       2009   0.934           1.080                    --
                                                                       2008   1.230           0.934                    --
                                                                       2007   1.208           1.230                    --
                                                                       2006   1.136           1.208                    --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.995
                                                                                   2013   1.504
                                                                                   2012   1.320
                                                                                   2011   1.339
                                                                                   2010   1.229
                                                                                   2009   1.041
                                                                                   2008   1.462
                                                                                   2007   1.390
                                                                                   2006   1.264
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   2.284
                                                                                   2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.555
                                                                                   2013   1.147
                                                                                   2012   0.989
                                                                                   2011   1.026
                                                                                   2010   0.899
                                                                                   2009   0.643
                                                                                   2008   1.135
                                                                                   2007   1.064
                                                                                   2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2014   1.385
                                                                                   2013   1.406
                                                                                   2012   1.293
                                                                                   2011   1.281
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2014   2.099
                                                                                   2013   1.611
                                                                                   2012   1.464
                                                                                   2011   1.663
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.048
                                                                                   2006   1.065
                                                                                   2005   1.068
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.155
                                                                                   2008   1.128
                                                                                   2007   1.061
                                                                                   2006   1.046
                                                                                   2005   1.045
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.309
                                                                                   2007   1.214
                                                                                   2006   1.118
                                                                                   2005   1.067
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.587
                                                                                   2006   1.271
                                                                                   2005   1.159
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.431
                                                                                   2006   1.248
                                                                                   2005   1.193
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.121
                                                                                   2005   1.055
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.126
                                                                                   2005   1.102
 Travelers Large Cap Subaccount (11/99)........................................... 2006   1.114
                                                                                   2005   1.049
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 2006   1.073
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 2006   1.026
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................. 2006   1.042
                                                                                   2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 2006   1.060
                                                                                   2005   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.161                     --
                                                                                   1.995                     --
                                                                                   1.504                     --
                                                                                   1.320                     --
                                                                                   1.339                     --
                                                                                   1.229                     --
                                                                                   1.041                     --
                                                                                   1.462                     --
                                                                                   1.390                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2.225                     --
                                                                                   2.284                     --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.654                     --
                                                                                   1.555                     --
                                                                                   1.147                     --
                                                                                   0.989                     --
                                                                                   1.026                     --
                                                                                   0.899                     --
                                                                                   0.643                     --
                                                                                   1.135                     --
                                                                                   1.064                     --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.425                     --
                                                                                   1.385                     --
                                                                                   1.406                     --
                                                                                   1.293                     --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11).................... 2.264                 96,625
                                                                                   2.099                128,597
                                                                                   1.611                136,313
                                                                                   1.464                145,513
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 1.067                     --
                                                                                   1.048                 85,520
                                                                                   1.065                 78,316
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.191                     --
                                                                                   1.155                 27,149
                                                                                   1.128                 27,208
                                                                                   1.061                 48,029
                                                                                   1.046                 40,750
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.725                     --
                                                                                   1.309                     --
                                                                                   1.214                     --
                                                                                   1.118                     --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.714                     --
                                                                                   1.587                     --
                                                                                   1.271                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 1.525                     --
                                                                                   1.431                 33,934
                                                                                   1.248                 33,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 1.191                     --
                                                                                   1.121                     --
 Travelers Equity Income Subaccount (11/99)....................................... 1.180                     --
                                                                                   1.126                     --
 Travelers Large Cap Subaccount (11/99)........................................... 1.145                     --
                                                                                   1.114                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 1.138                     --
                                                                                   1.073                     --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 1.028                     --
                                                                                   1.026                 60,113
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................. 1.076                     --
                                                                                   1.042                 20,075
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 1.103                     --
                                                                                   1.060                     --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.020
                                                                                     2005   1.029
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.231
                                                                                     2005   1.124
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   1.081
                                                                                     2005   1.074
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.103
                                                                                     2005   1.096
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.172
                                                                                     2005   1.127
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.226
                                                                                     2005   1.145
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.133
                                                                                     2005   1.093
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.119
                                                                                     2005   1.104
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.095
                                                                                     2005   1.098
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.131
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103
                                                                                     2005   1.000
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.092
                                                                                     2005   1.037



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.051                    --
                                                                                     1.033                    --
 Travelers Managed Income Subaccount (11/99)........................................ 1.008                    --
                                                                                     1.020                    --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.304                    --
                                                                                     1.231                    --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 1.142                    --
                                                                                     1.081                    --
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.136                    --
                                                                                     1.103                    --
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.264                    --
                                                                                     1.172                    --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 1.405                    --
                                                                                     1.226                    --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.199                    --
                                                                                     1.133                10,627
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.110                    --
                                                                                     1.058                    --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 1.127                    --
                                                                                     1.119                    --
 Travelers Strategic Equity Subaccount (11/99)...................................... 1.140                    --
                                                                                     1.095                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.299                    --
                                                                                     1.131                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.263                    --
                                                                                     1.103                    --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 1.131                    --
                                                                                     1.092                    --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.



                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio   ClearBridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio   Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio         MetLife Small Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-05-09-86

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      VINTAGE XTRA (SERIES II)(SM) ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage XTRA (Series II)(SM) Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I
     ClearBridge Variable Appreciation Portfolio -- Class I

     ClearBridge Variable Dividend Strategy Portfolio -- Class II

     ClearBridge Variable Large Cap Value Portfolio -- Class I
     ClearBridge Variable Mid Cap Core Portfolio -- Class I

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio

MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A

     Neuberger Berman Genesis Portfolio -- Class B


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call or access the SEC's website (http://www.sec.gov). Please see Appendix for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 + years                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.40%(5)           1.50%(5)          1.70%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.55%              1.65%             1.85%
Optional E.S.P. Charge..............................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.70%              1.80%             2.00%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.05%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.20%              2.30%             2.50%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.55%              2.65%             2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.80%              1.90%             2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.70%              2.80%             3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     1.95%              2.05%             2.25%


(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.


(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling .



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES




                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.50%       1.26%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.02%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.03%
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.06%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.07%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................    0.75%       --             0.11%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.20%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --              0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.72%       --              0.72%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.05%       --              1.05%
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.93%       --              0.93%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.81%     0.00%             0.81%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.06%     0.00%             1.06%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Mid Cap Core
  Portfolio -- Class I..........................   --             0.86%     0.00%             0.86%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.65%     0.11%             0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.84%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --           0.05%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Small Cap Value Portfolio --
  Class B........................................    0.74%     0.25%          0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class E........................................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 Jennison Growth Portfolio -- Class A++..........    0.59%       --           0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........    0.59%     0.25%          0.06%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................    0.70%     0.25%          0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.02%            0.84%     0.09%             0.75%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B........................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.50%     0.00%             0.50%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class E........................................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.88%     0.02%             0.86%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B++...........   --             0.90%     0.04%             0.86%
 WMC Core Equity Opportunities
  Portfolio -- Class B++.........................   --             0.98%     0.11%             0.87%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



             UNDERLYING FUND                        INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- ----------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.    Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of         Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term            LLC
                                        capital appreciation.                    Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary            LLC
                                        objective.                               Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Mid Cap Core       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                            LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                   LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment       LLC
                                        management and liquidity needs, by       Subadvisers: Western Asset
                                        investing to obtain an average           Management Company; Western
                                        duration within 30% of the average       Asset Management Company Limited
                                        duration of the domestic bond market
                                        as a whole, as estimated by the fund's
                                        subadvisers (generally, this range is
                                        2.5-7 years).
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
Invesco Small Cap Growth                Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --    Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                          Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
WMC Large Cap Research                     Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class E                                                               Subadviser: Wellington Management
                                                                                    Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class E                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class E                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B++                                 capital.                                 Management Company

        UNDERLYING FUND                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
------------------------------- -------------------------------------- ----------------------------------
WMC Core Equity Opportunities   Seeks to provide a growing stream of   MetLife Advisers, LLC
 Portfolio -- Class B++         income over time and, secondarily,     Subadviser: Wellington Management
                                long-term capital appreciation and     Company LLP
                                current income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.460           1.393                      --
                                                                         2007   1.268           1.460                   4,622
                                                                         2006   1.252           1.268                  62,390
                                                                         2005   1.178           1.252                  64,496
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.266           1.323                      --
                                                                         2005   1.229           1.266                  28,311
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.321           1.293                      --
                                                                         2005   1.168           1.321                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.579           2.598                 521,999
                                                                         2013   2.027           2.579                 691,475
                                                                         2012   1.680           2.027                 789,621
                                                                         2011   1.873           1.680                 832,737
                                                                         2010   1.702           1.873               1,025,186
                                                                         2009   1.215           1.702               1,110,734
                                                                         2008   2.003           1.215               1,141,845
                                                                         2007   1.771           2.003               1,261,625
                                                                         2006   1.494           1.771               1,403,772
                                                                         2005   1.330           1.494               1,399,226
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.172           2.321               1,601,160
                                                                         2013   1.696           2.172               2,221,376
                                                                         2012   1.461           1.696               2,946,226
                                                                         2011   1.550           1.461               3,334,022
                                                                         2010   1.326           1.550               3,947,729
                                                                         2009   0.966           1.326               3,976,217
                                                                         2008   1.752           0.966               4,573,511
                                                                         2007   1.584           1.752               5,256,524
                                                                         2006   1.459           1.584               5,529,523
                                                                         2005   1.275           1.459               5,311,266
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.946           2.120               1,784,296
                                                                         2013   1.481           1.946               2,313,964
                                                                         2012   1.280           1.481               2,958,235
                                                                         2011   1.324           1.280               3,332,304
                                                                         2010   1.207           1.324               4,035,027
                                                                         2009   0.934           1.207               4,680,047
                                                                         2008   1.527           0.934               5,649,999
                                                                         2007   1.476           1.527               6,035,652
                                                                         2006   1.301           1.476               6,695,173
                                                                         2005   1.249           1.301               6,286,711
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   1.571           1.555                      --
                                                                         2005   1.350           1.571                  19,993
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................... 2006   1.564           2.042                      --
                                                                         2005   1.482           1.564                  89,491

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.311
                                                                              2005   1.208
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.308
                                                                              2005   1.206
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   2.343
                                                                              2013   1.814
                                                                              2012   1.584
                                                                              2011   1.653
                                                                              2010   1.433
                                                                              2009   1.073
                                                                              2008   1.899
                                                                              2007   1.641
                                                                              2006   1.494
                                                                              2005   1.298
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.952
                                                                              2013   2.207
                                                                              2012   1.957
                                                                              2011   2.229
                                                                              2010   1.761
                                                                              2009   1.280
                                                                              2008   2.152
                                                                              2007   1.895
                                                                              2006   1.712
                                                                              2005   1.473
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.609
                                                                              2013   1.434
                                                                              2012   1.293
                                                                              2011   1.283
                                                                              2010   1.156
                                                                              2009   0.866
                                                                              2008   1.250
                                                                              2007   1.224
                                                                              2006   1.051
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.352
                                                                              2005   1.242
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.219
                                                                              2013   1.632
                                                                              2012   1.495
                                                                              2011   1.595
                                                                              2010   1.270
                                                                              2009   0.898
                                                                              2008   1.586
                                                                              2007   1.448
                                                                              2006   1.353
                                                                              2005   1.312
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.118
                                                                              2007   2.459
                                                                              2006   1.950
                                                                              2005   1.554
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.125
                                                                              2013   1.755
                                                                              2012   1.508
                                                                              2011   1.714
                                                                              2010   1.606
                                                                              2009   1.190
                                                                              2008   2.027
                                                                              2007   1.783
                                                                              2006   1.491
                                                                              2005   1.375
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.425
                                                                              2005   1.329



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.425                      --
                                                                              1.311                  40,363
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.458                      --
                                                                              1.308                 518,466
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2.579                 494,674
                                                                              2.343                 760,197
                                                                              1.814                 738,586
                                                                              1.584                 853,709
                                                                              1.653                 920,173
                                                                              1.433               1,108,347
                                                                              1.073               1,209,702
                                                                              1.899               1,491,268
                                                                              1.641               1,425,109
                                                                              1.494               1,249,479
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 3.082                 360,836
                                                                              2.952                 537,702
                                                                              2.207                 607,031
                                                                              1.957                 991,253
                                                                              2.229                 946,982
                                                                              1.761                 798,954
                                                                              1.280                 905,725
                                                                              2.152                 998,480
                                                                              1.895               1,101,606
                                                                              1.712               1,000,444
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.657                 447,446
                                                                              1.609                 711,471
                                                                              1.434                 779,329
                                                                              1.293                 892,888
                                                                              1.283               1,166,367
                                                                              1.156               1,382,070
                                                                              0.866               1,381,645
                                                                              1.250               1,079,350
                                                                              1.224                 799,836
                                                                              1.051                 618,423
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.576                      --
                                                                              1.352               1,340,340
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2.349                  84,132
                                                                              2.219                  76,003
                                                                              1.632                  98,880
                                                                              1.495                 100,497
                                                                              1.595                 244,491
                                                                              1.270                 247,849
                                                                              0.898                 262,528
                                                                              1.586                 270,232
                                                                              1.448                 367,461
                                                                              1.353                 371,063
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2.837                      --
                                                                              3.118                 441,090
                                                                              2.459                 437,034
                                                                              1.950                 426,482
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.860                 471,687
                                                                              2.125                 469,010
                                                                              1.755                 485,641
                                                                              1.508                 513,444
                                                                              1.714                 635,045
                                                                              1.606                 692,950
                                                                              1.190                 712,728
                                                                              2.027                 808,035
                                                                              1.783                 824,579
                                                                              1.491                 783,128
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 1.709                      --
                                                                              1.425                 510,846

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.821
                                                                                   2013   2.169
                                                                                   2012   1.884
                                                                                   2011   1.945
                                                                                   2010   1.574
                                                                                   2009   1.107
                                                                                   2008   2.002
                                                                                   2007   1.670
                                                                                   2006   1.497
                                                                                   2005   1.357
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.362
                                                                                   2005   1.330
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.293
                                                                                   2006   1.223
                                                                                   2005   1.168
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.048
                                                                                   2009   0.881
                                                                                   2008   1.524
                                                                                   2007   1.476
                                                                                   2006   1.301
                                                                                   2005   1.240
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.381
                                                                                   2013   1.636
                                                                                   2012   1.400
                                                                                   2011   1.388
                                                                                   2010   1.127
                                                                                   2009   0.851
                                                                                   2008   1.450
                                                                                   2007   1.451
                                                                                   2006   1.354
                                                                                   2005   1.232
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.834
                                                                                   2013   1.409
                                                                                   2012   1.245
                                                                                   2011   1.348
                                                                                   2010   1.174
                                                                                   2009   0.922
                                                                                   2008   1.476
                                                                                   2007   1.481
                                                                                   2006   1.287
                                                                                   2005   1.248
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.040
                                                                                   2013   1.594
                                                                                   2012   1.396
                                                                                   2011   1.382
                                                                                   2010   1.246
                                                                                   2009   1.036
                                                                                   2008   1.489
                                                                                   2007   1.395
                                                                                   2006   1.234
                                                                                   2005   1.202
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.956
                                                                                   2008   1.376
                                                                                   2007   1.379
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.205
                                                                                   2010   1.086
                                                                                   2009   0.787
                                                                                   2008   1.381
                                                                                   2007   1.377
                                                                                   2006   1.231
                                                                                   2005   1.188



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 3.117                  56,646
                                                                                   2.821                  52,566
                                                                                   2.169                  53,586
                                                                                   1.884                  53,586
                                                                                   1.945                  53,586
                                                                                   1.574                  71,736
                                                                                   1.107                  59,867
                                                                                   2.002                  69,539
                                                                                   1.670                  69,541
                                                                                   1.497                  57,966
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.529                      --
                                                                                   1.362                 416,203
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.376                      --
                                                                                   1.293                   6,613
                                                                                   1.223                   6,625
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 1.110                      --
                                                                                   1.048                 739,514
                                                                                   0.881                 827,802
                                                                                   1.524               1,105,236
                                                                                   1.476               1,194,128
                                                                                   1.301               1,214,834
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.823                 547,647
                                                                                   2.381                 639,163
                                                                                   1.636                 901,022
                                                                                   1.400               1,077,657
                                                                                   1.388               1,199,177
                                                                                   1.127               1,663,287
                                                                                   0.851               1,860,594
                                                                                   1.450               2,164,369
                                                                                   1.451               2,348,211
                                                                                   1.354               1,856,618
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 1.844                      --
                                                                                   1.834                 219,213
                                                                                   1.409                 393,638
                                                                                   1.245                 454,334
                                                                                   1.348                 556,834
                                                                                   1.174                 580,381
                                                                                   0.922                 713,662
                                                                                   1.476                 797,520
                                                                                   1.481                 604,077
                                                                                   1.287                 617,523
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2.229                 306,458
                                                                                   2.040                 466,622
                                                                                   1.594                 701,209
                                                                                   1.396                 824,158
                                                                                   1.382               1,116,105
                                                                                   1.246               1,408,990
                                                                                   1.036               1,163,065
                                                                                   1.489               1,231,488
                                                                                   1.395               1,277,913
                                                                                   1.234               1,256,091
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.941                      --
                                                                                   0.956                 385,915
                                                                                   1.376                 407,574
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.273                      --
                                                                                   1.205               1,466,843
                                                                                   1.086               1,701,623
                                                                                   0.787               1,867,743
                                                                                   1.381               2,382,682
                                                                                   1.377               2,682,436
                                                                                   1.231               3,016,763

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.251
                                                                                  2010   1.136
                                                                                  2009   0.945
                                                                                  2008   1.344
                                                                                  2007   1.282
                                                                                  2006   1.104
                                                                                  2005   1.123
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.858
                                                                                  2013   1.499
                                                                                  2012   1.333
                                                                                  2011   1.355
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.645
                                                                                  2013   1.329
                                                                                  2012   1.183
                                                                                  2011   1.116
                                                                                  2010   1.011
                                                                                  2009   0.837
                                                                                  2008   1.307
                                                                                  2007   1.260
                                                                                  2006   1.158
                                                                                  2005   1.128
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.885
                                                                                  2013   1.389
                                                                                  2012   1.172
                                                                                  2011   1.198
                                                                                  2010   1.108
                                                                                  2009   0.790
                                                                                  2008   1.280
                                                                                  2007   1.235
                                                                                  2006   1.199
                                                                                  2005   1.157
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.019
                                                                                  2013   1.549
                                                                                  2012   1.351
                                                                                  2011   1.307
                                                                                  2010   1.213
                                                                                  2009   0.989
                                                                                  2008   1.561
                                                                                  2007   1.526
                                                                                  2006   1.310
                                                                                  2005   1.249
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.454
                                                                                  2013   1.815
                                                                                  2012   1.563
                                                                                  2011   1.653
                                                                                  2010   1.370
                                                                                  2009   1.023
                                                                                  2008   1.605
                                                                                  2007   1.522
                                                                                  2006   1.346
                                                                                  2005   1.262
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.999
                                                                                  2013   2.071
                                                                                  2012   1.762
                                                                                  2011   1.765
                                                                                  2010   1.432
                                                                                  2009   1.018
                                                                                  2008   1.744
                                                                                  2007   1.611
                                                                                  2006   1.451
                                                                                  2005   1.404
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.909
                                                                                  2008   1.477
                                                                                  2007   1.430
                                                                                  2006   1.261
                                                                                  2005   1.229
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.332
                                                                                  2006   1.205
                                                                                  2005   1.182



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 1.360                      --
                                                                                  1.251                 141,743
                                                                                  1.136                 143,066
                                                                                  0.945                 143,066
                                                                                  1.344                 144,817
                                                                                  1.282                  37,066
                                                                                  1.104                  35,460
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2.079                  14,879
                                                                                  1.858                 122,630
                                                                                  1.499                 123,886
                                                                                  1.333                 139,139
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 1.838                 578,624
                                                                                  1.645               1,225,468
                                                                                  1.329               1,879,351
                                                                                  1.183               2,069,836
                                                                                  1.116               2,206,262
                                                                                  1.011               2,292,839
                                                                                  0.837               2,508,119
                                                                                  1.307               2,768,160
                                                                                  1.260               3,164,620
                                                                                  1.158               3,299,859
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2.116                 233,047
                                                                                  1.885                 295,535
                                                                                  1.389                 395,130
                                                                                  1.172                 450,408
                                                                                  1.198                 468,655
                                                                                  1.108                 499,843
                                                                                  0.790                 720,318
                                                                                  1.280                 764,285
                                                                                  1.235                 942,997
                                                                                  1.199                 962,957
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2.221                  25,653
                                                                                  2.019                  39,195
                                                                                  1.549                  37,757
                                                                                  1.351                  26,123
                                                                                  1.307                  28,079
                                                                                  1.213                  28,095
                                                                                  0.989                  28,160
                                                                                  1.561                  27,022
                                                                                  1.526                  27,189
                                                                                  1.310                  28,856
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.613                  82,495
                                                                                  2.454                  75,884
                                                                                  1.815                  78,406
                                                                                  1.563                  79,122
                                                                                  1.653                  37,665
                                                                                  1.370                  38,901
                                                                                  1.023                  85,776
                                                                                  1.605                 111,800
                                                                                  1.522                 127,375
                                                                                  1.346                 138,797
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 3.073                  56,204
                                                                                  2.999                  65,452
                                                                                  2.071                  66,281
                                                                                  1.762                  68,994
                                                                                  1.765                 104,421
                                                                                  1.432                 112,360
                                                                                  1.018                 116,097
                                                                                  1.744                 126,882
                                                                                  1.611                  81,993
                                                                                  1.451                  82,003
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.885                      --
                                                                                  0.909                 339,136
                                                                                  1.477                 385,068
                                                                                  1.430                 489,610
                                                                                  1.261                 476,370
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.358                      --
                                                                                  1.332                 451,963
                                                                                  1.205                 447,297

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.990
                                                                                      2010   0.920
                                                                                      2009   0.796
                                                                                      2008   1.026
                                                                                      2007   1.028
                                                                                      2006   1.003
                                                                                      2005   0.995
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.286
                                                                                      2010   1.171
                                                                                      2009   0.997
                                                                                      2008   1.172
                                                                                      2007   1.167
                                                                                      2006   1.124
                                                                                      2005   1.114
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.052
                                                                                      2013   1.909
                                                                                      2012   1.645
                                                                                      2011   1.631
                                                                                      2010   1.420
                                                                                      2009   0.902
                                                                                      2008   1.309
                                                                                      2007   1.325
                                                                                      2006   1.213
                                                                                      2005   1.200
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.063
                                                                                      2009   1.077
                                                                                      2008   1.066
                                                                                      2007   1.032
                                                                                      2006   1.002
                                                                                      2005   0.989
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.490
                                                                                      2006   1.281
                                                                                      2005   1.250
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.617
                                                                                      2006   1.454
                                                                                      2005   1.408
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.488
                                                                                      2006   1.289
                                                                                      2005   1.267
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.666
                                                                                      2006   1.507
                                                                                      2005   1.415
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.063
                                                                                      2013   1.041
                                                                                      2012   0.837
                                                                                      2011   0.897
                                                                                      2010   0.784
                                                                                      2009   0.589
                                                                                      2008   1.024
                                                                                      2007   1.221
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.505
                                                                                      2013   1.971
                                                                                      2012   1.629
                                                                                      2011   1.786
                                                                                      2010   1.653
                                                                                      2009   1.173
                                                                                      2008   2.048
                                                                                      2007   1.595
                                                                                      2006   1.555
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.602



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.978                      --
                                                                                      0.990                 731,280
                                                                                      0.920                 934,939
                                                                                      0.796                 937,875
                                                                                      1.026               1,396,696
                                                                                      1.028               1,641,109
                                                                                      1.003               1,752,305
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.311                      --
                                                                                      1.286                  85,952
                                                                                      1.171                  92,954
                                                                                      0.997                 132,058
                                                                                      1.172                 185,176
                                                                                      1.167                 257,869
                                                                                      1.124                 327,817
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2.014                 246,243
                                                                                      2.052                 397,879
                                                                                      1.909                 496,796
                                                                                      1.645                 567,351
                                                                                      1.631                 796,585
                                                                                      1.420                 742,538
                                                                                      0.902                 849,403
                                                                                      1.309               1,060,908
                                                                                      1.325               1,080,385
                                                                                      1.213               1,121,667
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.057                      --
                                                                                      1.063               3,373,198
                                                                                      1.077               3,459,704
                                                                                      1.066               3,822,012
                                                                                      1.032               2,504,254
                                                                                      1.002               2,817,460
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.563                      --
                                                                                      1.490                 261,372
                                                                                      1.281                 261,940
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.726                      --
                                                                                      1.617                  61,604
                                                                                      1.454                  49,638
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.547                      --
                                                                                      1.488                 715,249
                                                                                      1.289                 698,208
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.836                      --
                                                                                      1.666               1,137,800
                                                                                      1.507               1,062,046
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.190                 167,492
                                                                                      1.063                 261,567
                                                                                      1.041                 254,596
                                                                                      0.837                 261,730
                                                                                      0.897                 195,275
                                                                                      0.784                 234,375
                                                                                      0.589                 248,521
                                                                                      1.024                 368,658
                                                                                      1.221                 204,301
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.609                      --
                                                                                      2.505                 146,502
                                                                                      1.971                 594,809
                                                                                      1.629                 143,500
                                                                                      1.786                 207,584
                                                                                      1.653                 209,841
                                                                                      1.173                 130,666
                                                                                      2.048                  68,421
                                                                                      1.595                  27,866
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.928                  73,761

                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   2.517           2.342                 297,102
                                                                         2013   1.954           2.517                 485,448
                                                                         2012   1.533           1.954                 340,605
                                                                         2011   1.810           1.533                 384,410
                                                                         2010   1.576           1.810                 400,371
                                                                         2009   1.030           1.576                 311,838
                                                                         2008   1.764           1.030                 331,540
                                                                         2007   1.807           1.764                 347,731
                                                                         2006   1.639           1.807                 331,669
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.354           1.462                 501,734
                                                                         2013   1.056           1.354                 694,518
                                                                         2012   0.935           1.056                 918,591
                                                                         2011   0.986           0.935               1,126,428
                                                                         2010   0.798           0.986               1,400,106
                                                                         2009   0.640           0.798               1,274,647
                                                                         2008   1.062           0.640               1,449,408
                                                                         2007   1.072           1.062               1,786,274
                                                                         2006   1.015           1.072                  15,418
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   2.234           2.379                  61,573
                                                                         2013   1.614           2.234                  73,868
                                                                         2012   1.383           1.614                  68,449
                                                                         2011   1.417           1.383                  66,862
                                                                         2010   1.138           1.417                 211,735
                                                                         2009   0.861           1.138                  44,846
                                                                         2008   1.424           0.861                  36,666
                                                                         2007   1.299           1.424                  34,246
                                                                         2006   1.308           1.299                  13,067
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.926           1.984                 146,094
                                                                         2013   1.468           1.926                 224,712
                                                                         2012   1.289           1.468                 264,609
                                                                         2011   1.456           1.289                 205,090
                                                                         2010   1.238           1.456                 312,747
                                                                         2009   0.974           1.238                 427,726
                                                                         2008   1.322           0.974                 439,780
                                                                         2007   1.356           1.322                 175,402
                                                                         2006   1.272           1.356                  29,616
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.837           0.796                      --
                                                                         2008   1.483           0.837                  96,149
                                                                         2007   1.346           1.483                  96,690
                                                                         2006   1.362           1.346                 101,064
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.367           1.367                      --
                                                                         2013   1.287           1.367                      --
                                                                         2012   1.069           1.287                 525,472
                                                                         2011   1.166           1.069                 568,183
                                                                         2010   1.114           1.166                 659,504
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   1.264           1.307                  16,285
                                                                         2013   0.991           1.264                  17,138
                                                                         2012   0.862           0.991                  17,881
                                                                         2011   1.008           0.862                  25,312
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.355           1.357                 566,007
                                                                         2013   1.039           1.355                 520,613
                                                                         2012   0.894           1.039                 602,907
                                                                         2011   0.998           0.894                 994,455
                                                                         2010   0.845           0.998               1,012,187
                                                                         2009   0.679           0.845               1,020,510
                                                                         2008   0.983           0.679               1,142,302
                                                                         2007   1.029           0.983               1,424,786
                                                                         2006   1.003           1.029               1,438,261
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.312           2.128                 182,490
                                                                         2013   2.471           2.312                 296,266
                                                                         2012   2.111           2.471                 303,951
                                                                         2011   2.637           2.111                 334,780
                                                                         2010   2.166           2.637                 401,594
                                                                         2009   1.302           2.166                 350,465
                                                                         2008   2.841           1.302                 413,734

                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   2.035           1.864                      --
                                                                          2013   1.733           2.035                      --
                                                                          2012   1.508           1.733                  38,336
                                                                          2011   1.715           1.508                  38,336
                                                                          2010   1.564           1.715                  38,336
                                                                          2009   1.207           1.564                  38,336
                                                                          2008   2.127           1.207                  51,591
                                                                          2007   2.025           2.127                  38,336
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.090           1.182                      --
                                                                          2012   1.052           1.090                  13,667
                                                                          2011   1.128           1.052                   4,929
                                                                          2010   0.932           1.128                   4,881
                                                                          2009   0.692           0.932                   4,886
                                                                          2008   1.140           0.692                  21,115
                                                                          2007   1.286           1.140                  20,603
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.362           1.370                  23,535
                                                                          2013   1.088           1.362                      --
                                                                          2012   0.912           1.088                 585,666
                                                                          2011   1.012           0.912                 857,588
                                                                          2010   0.886           1.012                 934,556
                                                                          2009   0.644           0.886                 861,464
                                                                          2008   1.100           0.644                 976,790
                                                                          2007   1.051           1.100               1,145,567
                                                                          2006   0.996           1.051               1,107,134
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.467           1.490                 735,937
                                                                          2013   1.636           1.467                 865,152
                                                                          2012   1.520           1.636               1,165,261
                                                                          2011   1.385           1.520               1,532,187
                                                                          2010   1.302           1.385               1,363,334
                                                                          2009   1.118           1.302               1,244,636
                                                                          2008   1.215           1.118               1,401,224
                                                                          2007   1.147           1.215               1,531,176
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.569           1.609               1,461,592
                                                                          2013   1.624           1.569               2,583,625
                                                                          2012   1.510           1.624               2,934,854
                                                                          2011   1.486           1.510               2,730,090
                                                                          2010   1.396           1.486               2,974,110
                                                                          2009   1.252           1.396               3,362,790
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.883           2.061                   8,767
                                                                          2013   1.437           1.883                  55,117
                                                                          2012   1.320           1.437                  56,895
                                                                          2011   1.405           1.320                  64,119
                                                                          2010   1.227           1.405                  66,044
                                                                          2009   1.006           1.227                  95,151
                                                                          2008   1.522           1.006                  96,492
                                                                          2007   1.472           1.522                  90,044
                                                                          2006   1.368           1.472                 103,358
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.178           1.300                      --
                                                                          2006   1.118           1.178                  56,636
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.890           1.946                 366,104
                                                                          2013   1.890           1.890                 482,522
                                                                          2012   1.720           1.890                 557,460
                                                                          2011   1.685           1.720                 640,471
                                                                          2010   1.526           1.685                 716,141
                                                                          2009   1.164           1.526                 918,649
                                                                          2008   1.325           1.164                 962,527
                                                                          2007   1.262           1.325                 945,939
                                                                          2006   1.218           1.262               1,033,734
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.338           1.493                 626,476
                                                                          2013   1.016           1.338                 807,061
                                                                          2012   0.875           1.016               1,109,889
                                                                          2011   0.925           0.875               1,544,481
                                                                          2010   0.803           0.925               1,742,427
                                                                          2009   0.689           0.803               1,817,275
                                                                          2008   1.099           0.689               2,195,281
                                                                          2007   1.076           1.099               2,545,275
                                                                          2006   1.001           1.076               2,054,423
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.847           2.015                 153,970

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.546           1.622                      --
                                                                        2006   1.460           1.546                     367
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.896           2.121                      --
                                                                        2013   1.435           1.896                 102,125
                                                                        2012   1.284           1.435                 102,125
                                                                        2011   1.302           1.284                 102,125
                                                                        2010   1.174           1.302                 102,125
                                                                        2009   1.001           1.174                  12,523
                                                                        2008   1.621           1.001                      --
                                                                        2007   1.608           1.621                     366
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.318           1.387                 342,800
                                                                        2013   1.351           1.318                 485,307
                                                                        2012   1.277           1.351                 627,295
                                                                        2011   1.219           1.277                 725,221
                                                                        2010   1.145           1.219                 845,173
                                                                        2009   1.064           1.145                 908,048
                                                                        2008   1.120           1.064                 829,223
                                                                        2007   1.072           1.120                 792,939
                                                                        2006   1.033           1.072                 916,555
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.622           1.739                 262,092
                                                                        2013   1.227           1.622                 315,691
                                                                        2012   1.090           1.227                 316,053
                                                                        2011   1.215           1.090                 317,484
                                                                        2010   1.030           1.215                 318,187
                                                                        2009   0.818           1.030                 239,124
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.446           1.424               1,811,475
                                                                        2013   1.469           1.446               2,113,489
                                                                        2012   1.492           1.469               2,596,091
                                                                        2011   1.515           1.492               3,310,766
                                                                        2010   1.531           1.515               1,629,737
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.759           0.750                      --
                                                                        2008   1.289           0.759                   2,007
                                                                        2007   1.311           1.289                   2,016
                                                                        2006   1.275           1.311                   2,024
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.734           0.766                      --
                                                                        2008   1.351           0.734                 154,813
                                                                        2007   1.321           1.351                 153,186
                                                                        2006   1.302           1.321                 153,744
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.190           1.310                      --
                                                                        2012   1.045           1.190                 160,883
                                                                        2011   1.132           1.045                 215,025
                                                                        2010   1.004           1.132                 269,583
                                                                        2009   0.838           1.004                 286,091
                                                                        2008   1.396           0.838                 304,604
                                                                        2007   1.362           1.396                 363,098
                                                                        2006   1.327           1.362                 401,874
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.917           2.097                 125,172
                                                                        2013   1.468           1.917                 168,712
                                                                        2012   1.345           1.468                 169,359
                                                                        2011   1.410           1.345                 169,961
                                                                        2010   1.244           1.410                 200,943
                                                                        2009   0.846           1.244                 136,985
                                                                        2008   1.584           0.846                 137,565
                                                                        2007   1.336           1.584                 142,130
                                                                        2006   1.368           1.336                 121,554
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.136           2.294                   3,626
                                                                        2013   1.584           2.136                   4,405
                                                                        2012   1.389           1.584                   4,322
                                                                        2011   1.404           1.389                   4,375
                                                                        2010   1.277           1.404                   4,439
                                                                        2009   0.927           1.277                   4,401
                                                                        2008   1.397           0.927                   4,544
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.933           1.011                      --
                                                                        2010   0.819           0.933                  26,785
                                                                        2009   0.632           0.819                  28,414
                                                                        2008   1.078           0.632                  29,915
                                                                        2007   1.061           1.078                  35,574
                                                                        2006   1.002           1.061                  10,058

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.319           1.357                 621,625
                                                                        2013   1.284           1.319                 682,423
                                                                        2012   1.195           1.284                 621,625
                                                                        2011   1.175           1.195                 647,040
                                                                        2010   1.085           1.175                 787,826
                                                                        2009   0.914           1.085                 831,264
                                                                        2008   1.084           0.914                 762,292
                                                                        2007   1.043           1.084                      --
                                                                        2006   1.001           1.043                      --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.333           1.378                 148,070
                                                                        2013   1.221           1.333                 397,507
                                                                        2012   1.112           1.221                 249,628
                                                                        2011   1.118           1.112                 274,017
                                                                        2010   1.018           1.118                 286,483
                                                                        2009   0.836           1.018                 168,559
                                                                        2008   1.083           0.836                 181,770
                                                                        2007   1.050           1.083                 136,129
                                                                        2006   1.002           1.050                 393,473
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.330           1.375                 281,332
                                                                        2013   1.145           1.330                 304,622
                                                                        2012   1.027           1.145                 322,677
                                                                        2011   1.057           1.027                 340,538
                                                                        2010   0.949           1.057                 857,655
                                                                        2009   0.761           0.949                 467,157
                                                                        2008   1.084           0.761                 497,690
                                                                        2007   1.055           1.084                 307,398
                                                                        2006   1.002           1.055                 313,976
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.309           1.356                  40,434
                                                                        2013   1.070           1.309                  29,554
                                                                        2012   0.942           1.070                  29,554
                                                                        2011   0.994           0.942                  66,492
                                                                        2010   0.880           0.994                  66,656
                                                                        2009   0.692           0.880                  66,927
                                                                        2008   1.084           0.692                  70,481
                                                                        2007   1.060           1.084                 104,848
                                                                        2006   1.002           1.060                 105,094
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.872           2.085                 287,462
                                                                        2013   1.444           1.872                 310,467
                                                                        2012   1.270           1.444                 270,621
                                                                        2011   1.269           1.270                 278,026
                                                                        2010   1.126           1.269                 352,326
                                                                        2009   0.915           1.126                 370,799
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2014   1.694           1.808               1,099,455
                                                                        2013   1.449           1.694               1,346,712
                                                                        2012   1.321           1.449               1,406,117
                                                                        2011   1.313           1.321               2,010,146
                                                                        2010   1.214           1.313               2,092,791
                                                                        2009   1.042           1.214               2,189,833
                                                                        2008   1.362           1.042               2,358,562
                                                                        2007   1.328           1.362               2,660,826
                                                                        2006   1.242           1.328               2,769,367
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2014   2.240           2.444                      --
                                                                        2013   1.676           2.240                      --
                                                                        2012   1.460           1.676                      --
                                                                        2011   1.470           1.460                      --
                                                                        2010   1.340           1.470                      --
                                                                        2009   1.126           1.340                      --
                                                                        2008   1.488           1.126                      --
                                                                        2007   1.404           1.488                 650,580
                                                                        2006   1.270           1.404                 697,185
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.647           1.765                      --
                                                                        2013   1.206           1.647                      --
                                                                        2012   1.032           1.206                      --
                                                                        2011   1.062           1.032                      --
                                                                        2010   0.924           1.062                      --
                                                                        2009   0.656           0.924                      --
                                                                        2008   1.149           0.656                      --
                                                                        2007   1.069           1.149                      --
                                                                        2006   0.998           1.069                      --

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 2014   1.448
                                                                                     2013   1.458
                                                                                     2012   1.331
                                                                                     2011   1.312
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.636
                                                                                     2013   1.246
                                                                                     2012   1.124
                                                                                     2011   1.270
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.120
                                                                                     2006   1.130
                                                                                     2005   1.124
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.208
                                                                                     2008   1.171
                                                                                     2007   1.093
                                                                                     2006   1.070
                                                                                     2005   1.060
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.880
                                                                                     2006   1.495
                                                                                     2005   1.353
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.874
                                                                                     2006   1.623
                                                                                     2005   1.540
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.279
                                                                                     2005   1.194
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.263
                                                                                     2005   1.228
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.264
                                                                                     2005   1.181
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.078
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.038
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.042
                                                                                     2005   1.044
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.375
                                                                                     2005   1.246
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   1.293
                                                                                     2005   1.274
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.202
                                                                                     2005   1.186
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.175
                                                                                     2005   1.121
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.427
                                                                                     2005   1.323
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.290
                                                                                     2005   1.236
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.206
                                                                                     2005   1.181



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 1.501                  34,762
                                                                                     1.448                  74,514
                                                                                     1.458                  75,033
                                                                                     1.331                  85,363
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 1.778                 502,467
                                                                                     1.636                 760,615
                                                                                     1.246               1,117,554
                                                                                     1.124               1,238,031
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.143                      --
                                                                                     1.120               2,031,034
                                                                                     1.130               1,914,685
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.248                      --
                                                                                     1.208               3,541,041
                                                                                     1.171               4,065,770
                                                                                     1.093               4,631,702
                                                                                     1.070               4,171,370
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2.036                      --
                                                                                     1.880                  23,608
                                                                                     1.495                  23,608
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2.001                      --
                                                                                     1.874                 139,027
                                                                                     1.623                 142,926
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.362                      --
                                                                                     1.279                 101,007
 Travelers Equity Income Subaccount (11/99)......................................... 1.327                      --
                                                                                     1.263                 534,570
 Travelers Large Cap Subaccount (11/99)............................................. 1.302                      --
                                                                                     1.264                  72,583
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 1.146                      --
                                                                                     1.078                      --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.035                      --
                                                                                     1.031                      --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.084                      --
                                                                                     1.046                 263,941
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.111                      --
                                                                                     1.065                  57,404
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.058                      --
                                                                                     1.038                 237,088
 Travelers Managed Income Subaccount (11/99)........................................ 1.033                      --
                                                                                     1.042                 965,472
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.460                      --
                                                                                     1.375                      --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 1.368                      --
                                                                                     1.293                 121,554
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.242                      --
                                                                                     1.202               2,621,838
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.270                      --
                                                                                     1.175                 693,928
 Travelers Mondrian International Stock Subaccount (5/00)........................... 1.639                      --
                                                                                     1.427                 391,446
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.368                      --
                                                                                     1.290                  97,741
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.118                      --
                                                                                     1.062                   9,705
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 1.218                      --
                                                                                     1.206                 736,357

                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.220           1.273                    --
                                                                          2005   1.214           1.220                82,675
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.136           1.308                    --
                                                                          2005   1.000           1.136                13,070
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.272                    --
                                                                          2005   1.000           1.109                 9,646
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.228           1.275                    --
                                                                          2005   1.157           1.228                   893





                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.275
                                                                            2007   1.117
                                                                            2006   1.114
                                                                            2005   1.058
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.102
                                                                            2005   1.080
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.184
                                                                            2005   1.057
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   1.980
                                                                            2013   1.572
                                                                            2012   1.315
                                                                            2011   1.480
                                                                            2010   1.358
                                                                            2009   0.978
                                                                            2008   1.628
                                                                            2007   1.454
                                                                            2006   1.238
                                                                            2005   1.112
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.696
                                                                            2013   1.337
                                                                            2012   1.163
                                                                            2011   1.245
                                                                            2010   1.076
                                                                            2009   0.791
                                                                            2008   1.448
                                                                            2007   1.322
                                                                            2006   1.230
                                                                            2005   1.085
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.523
                                                                            2013   1.169
                                                                            2012   1.021
                                                                            2011   1.066
                                                                            2010   0.981
                                                                            2009   0.766
                                                                            2008   1.264
                                                                            2007   1.234
                                                                            2006   1.098
                                                                            2005   1.064
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.347
                                                                            2005   1.168
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.345
                                                                            2005   1.287
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.199
                                                                            2005   1.116



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 1.213                    --
                                                                            1.275                 5,206
                                                                            1.117                 5,206
                                                                            1.114                 5,206
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 1.148                    --
                                                                            1.102                18,757
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 1.148                    --
                                                                            1.184                    --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 1.976                11,391
                                                                            1.980                11,402
                                                                            1.572                11,413
                                                                            1.315                11,427
                                                                            1.480                11,442
                                                                            1.358                11,458
                                                                            0.978                11,265
                                                                            1.628                11,280
                                                                            1.454                19,793
                                                                            1.238                16,651
 American Funds Growth Subaccount (Class 2) (11/99)........................ 1.795                12,014
                                                                            1.696                17,327
                                                                            1.337                17,556
                                                                            1.163                17,822
                                                                            1.245                18,097
                                                                            1.076                18,397
                                                                            0.791                18,757
                                                                            1.448                19,046
                                                                            1.322                19,343
                                                                            1.230                 8,719
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 1.643                12,474
                                                                            1.523                24,802
                                                                            1.169                25,797
                                                                            1.021                26,998
                                                                            1.066                28,249
                                                                            0.981                31,707
                                                                            0.766                33,395
                                                                            1.264                43,620
                                                                            1.234                52,545
                                                                            1.098                41,723
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 1.329                    --
                                                                            1.347                    --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 1.740                    --
                                                                            1.345                 5,334
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 1.300                    --
                                                                            1.199                    --

              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.201
                                                                              2005   1.118
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 2014   1.833
                                                                              2013   1.433
                                                                              2012   1.263
                                                                              2011   1.330
                                                                              2010   1.165
                                                                              2009   0.880
                                                                              2008   1.573
                                                                              2007   1.373
                                                                              2006   1.261
                                                                              2005   1.107
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.255
                                                                              2013   1.702
                                                                              2012   1.523
                                                                              2011   1.752
                                                                              2010   1.397
                                                                              2009   1.025
                                                                              2008   1.741
                                                                              2007   1.547
                                                                              2006   1.411
                                                                              2005   1.226
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.482
                                                                              2013   1.334
                                                                              2012   1.214
                                                                              2011   1.216
                                                                              2010   1.106
                                                                              2009   0.837
                                                                              2008   1.219
                                                                              2007   1.205
                                                                              2006   1.045
                                                                              2005   1.000
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.185
                                                                              2005   1.099
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.684
                                                                              2013   1.250
                                                                              2012   1.156
                                                                              2011   1.246
                                                                              2010   1.001
                                                                              2009   0.715
                                                                              2008   1.274
                                                                              2007   1.175
                                                                              2006   1.108
                                                                              2005   1.084
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.458
                                                                              2007   1.957
                                                                              2006   1.567
                                                                              2005   1.260
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.640
                                                                              2013   1.367
                                                                              2012   1.186
                                                                              2011   1.360
                                                                              2010   1.287
                                                                              2009   0.963
                                                                              2008   1.655
                                                                              2007   1.470
                                                                              2006   1.241
                                                                              2005   1.155
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.188
                                                                              2005   1.119



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.335                    --
                                                                              1.201                    --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class) (11/99)............... 1.999                21,527
                                                                              1.833                21,832
                                                                              1.433                22,177
                                                                              1.263                22,576
                                                                              1.330                22,987
                                                                              1.165                23,437
                                                                              0.880                15,016
                                                                              1.573                15,447
                                                                              1.373                15,893
                                                                              1.261                16,430
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2.332                15,481
                                                                              2.255                15,568
                                                                              1.702                15,667
                                                                              1.523                15,782
                                                                              1.752                15,900
                                                                              1.397                16,029
                                                                              1.025                 6,192
                                                                              1.741                 6,311
                                                                              1.547                 6,434
                                                                              1.411                 3,317
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 1.512                 3,041
                                                                              1.482                 3,151
                                                                              1.334                 3,274
                                                                              1.214                 3,417
                                                                              1.216                 3,564
                                                                              1.106                 3,725
                                                                              0.837                 3,920
                                                                              1.219                 4,076
                                                                              1.205                    --
                                                                              1.045                    --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 1.369                    --
                                                                              1.185                    --
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 1.765                    --
                                                                              1.684                 6,127
                                                                              1.250                 6,786
                                                                              1.156                 7,579
                                                                              1.246                 8,404
                                                                              1.001                 9,306
                                                                              0.715                10,423
                                                                              1.274                10,423
                                                                              1.175                10,423
                                                                              1.108                10,423
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 1.134                    --
                                                                              2.458                    --
                                                                              1.957                20,200
                                                                              1.567                20,213
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 1.421                 3,959
                                                                              1.640                 4,101
                                                                              1.367                 4,262
                                                                              1.186                 4,448
                                                                              1.360                 4,639
                                                                              1.287                 4,848
                                                                              0.963                17,031
                                                                              1.655                17,241
                                                                              1.470                17,459
                                                                              1.241                11,951
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 1.411                    --
                                                                              1.188                    --

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.154
                                                                                   2013   1.672
                                                                                   2012   1.466
                                                                                   2011   1.528
                                                                                   2010   1.248
                                                                                   2009   0.886
                                                                                   2008   1.619
                                                                                   2007   1.363
                                                                                   2006   1.234
                                                                                   2005   1.129
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.141
                                                                                   2005   1.125
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.113
                                                                                   2006   1.063
                                                                                   2005   1.025
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.859
                                                                                   2009   0.729
                                                                                   2008   1.273
                                                                                   2007   1.244
                                                                                   2006   1.107
                                                                                   2005   1.066
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.890
                                                                                   2013   1.311
                                                                                   2012   1.133
                                                                                   2011   1.133
                                                                                   2010   0.929
                                                                                   2009   0.708
                                                                                   2008   1.218
                                                                                   2007   1.231
                                                                                   2006   1.160
                                                                                   2005   1.065
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.426
                                                                                   2013   1.106
                                                                                   2012   0.987
                                                                                   2011   1.079
                                                                                   2010   0.948
                                                                                   2009   0.752
                                                                                   2008   1.215
                                                                                   2007   1.231
                                                                                   2006   1.080
                                                                                   2005   1.057
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.645
                                                                                   2013   1.297
                                                                                   2012   1.148
                                                                                   2011   1.147
                                                                                   2010   1.044
                                                                                   2009   0.876
                                                                                   2008   1.271
                                                                                   2007   1.202
                                                                                   2006   1.074
                                                                                   2005   1.056
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.804
                                                                                   2008   1.168
                                                                                   2007   1.171
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   0.995
                                                                                   2010   0.905
                                                                                   2009   0.662
                                                                                   2008   1.173
                                                                                   2007   1.181
                                                                                   2006   1.065
                                                                                   2005   1.038



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2.358                11,318
                                                                                   2.154                11,324
                                                                                   1.672                11,333
                                                                                   1.466                11,342
                                                                                   1.528                11,352
                                                                                   1.248                11,363
                                                                                   0.886                11,374
                                                                                   1.619                    --
                                                                                   1.363                    --
                                                                                   1.234                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 1.271                    --
                                                                                   1.141                    --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.181                    --
                                                                                   1.113                    --
                                                                                   1.063                    --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 0.907                    --
                                                                                   0.859                10,966
                                                                                   0.729                10,976
                                                                                   1.273                10,983
                                                                                   1.244                10,989
                                                                                   1.107                10,997
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2.219                 4,506
                                                                                   1.890                19,972
                                                                                   1.311                21,749
                                                                                   1.133                23,881
                                                                                   1.133                26,097
                                                                                   0.929                28,522
                                                                                   0.708                31,520
                                                                                   1.218                31,678
                                                                                   1.231                27,739
                                                                                   1.160                27,746
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 1.430                    --
                                                                                   1.426                    --
                                                                                   1.106                    --
                                                                                   0.987                    --
                                                                                   1.079                    --
                                                                                   0.948                    --
                                                                                   0.752                    --
                                                                                   1.215                    --
                                                                                   1.231                 9,129
                                                                                   1.080                 9,134
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 1.781                 4,656
                                                                                   1.645                 4,824
                                                                                   1.297                 5,013
                                                                                   1.148                 5,232
                                                                                   1.147                 5,457
                                                                                   1.044                 5,703
                                                                                   0.876                 6,001
                                                                                   1.271                 6,240
                                                                                   1.202                 6,488
                                                                                   1.074                    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 0.788                    --
                                                                                   0.804                    --
                                                                                   1.168                    --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 1.048                    --
                                                                                   0.995                16,884
                                                                                   0.905                16,897
                                                                                   0.662                16,911
                                                                                   1.173                16,923
                                                                                   1.181                16,933
                                                                                   1.065                16,944

                VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.068
                                                                                  2010   0.979
                                                                                  2009   0.822
                                                                                  2008   1.180
                                                                                  2007   1.137
                                                                                  2006   0.988
                                                                                  2005   1.015
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.542
                                                                                  2013   1.255
                                                                                  2012   1.127
                                                                                  2011   1.153
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.379
                                                                                  2013   1.125
                                                                                  2012   1.011
                                                                                  2011   0.962
                                                                                  2010   0.880
                                                                                  2009   0.736
                                                                                  2008   1.160
                                                                                  2007   1.129
                                                                                  2006   1.048
                                                                                  2005   1.030
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.480
                                                                                  2013   1.100
                                                                                  2012   0.938
                                                                                  2011   0.968
                                                                                  2010   0.903
                                                                                  2009   0.651
                                                                                  2008   1.064
                                                                                  2007   1.036
                                                                                  2006   1.015
                                                                                  2005   0.989
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.601
                                                                                  2013   1.240
                                                                                  2012   1.091
                                                                                  2011   1.066
                                                                                  2010   0.999
                                                                                  2009   0.822
                                                                                  2008   1.310
                                                                                  2007   1.293
                                                                                  2006   1.121
                                                                                  2005   1.079
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   1.952
                                                                                  2013   1.457
                                                                                  2012   1.267
                                                                                  2011   1.352
                                                                                  2010   1.132
                                                                                  2009   0.853
                                                                                  2008   1.352
                                                                                  2007   1.294
                                                                                  2006   1.155
                                                                                  2005   1.094
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.284
                                                                                  2013   1.592
                                                                                  2012   1.367
                                                                                  2011   1.383
                                                                                  2010   1.132
                                                                                  2009   0.813
                                                                                  2008   1.407
                                                                                  2007   1.311
                                                                                  2006   1.192
                                                                                  2005   1.165
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.761
                                                                                  2008   1.249
                                                                                  2007   1.220
                                                                                  2006   1.087
                                                                                  2005   1.069
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.141
                                                                                  2006   1.042
                                                                                  2005   1.032



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 1.157                     --
                                                                                  1.068                     --
                                                                                  0.979                     --
                                                                                  0.822                     --
                                                                                  1.180                     --
                                                                                  1.137                     --
                                                                                  0.988                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 1.708                     --
                                                                                  1.542                     --
                                                                                  1.255                     --
                                                                                  1.127                     --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 1.526                191,416
                                                                                  1.379                205,286
                                                                                  1.125                205,286
                                                                                  1.011                205,299
                                                                                  0.962                205,314
                                                                                  0.880                214,154
                                                                                  0.736                214,171
                                                                                  1.160                219,668
                                                                                  1.129                219,668
                                                                                  1.048                189,241
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 1.645                     --
                                                                                  1.480                     --
                                                                                  1.100                     --
                                                                                  0.938                     --
                                                                                  0.968                     --
                                                                                  0.903                     --
                                                                                  0.651                     --
                                                                                  1.064                     --
                                                                                  1.036                     --
                                                                                  1.015                     --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.744                     --
                                                                                  1.601                     --
                                                                                  1.240                     --
                                                                                  1.091                     --
                                                                                  1.066                     --
                                                                                  0.999                     --
                                                                                  0.822                     --
                                                                                  1.310                     --
                                                                                  1.293                     --
                                                                                  1.121                     --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2.059                     --
                                                                                  1.952                     --
                                                                                  1.457                     --
                                                                                  1.267                     --
                                                                                  1.352                     --
                                                                                  1.132                     --
                                                                                  0.853                     --
                                                                                  1.352                     --
                                                                                  1.294                     --
                                                                                  1.155                     --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.318                  2,447
                                                                                  2.284                  2,449
                                                                                  1.592                  2,452
                                                                                  1.367                  2,455
                                                                                  1.383                  2,458
                                                                                  1.132                  2,462
                                                                                  0.813                  2,466
                                                                                  1.407                 14,686
                                                                                  1.311                     --
                                                                                  1.192                     --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.739                     --
                                                                                  0.761                     --
                                                                                  1.249                     --
                                                                                  1.220                     --
                                                                                  1.087                     --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 1.154                     --
                                                                                  1.141                     --
                                                                                  1.042                     --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.937
                                                                                      2010   0.879
                                                                                      2009   0.768
                                                                                      2008   0.999
                                                                                      2007   1.011
                                                                                      2006   0.995
                                                                                      2005   0.997
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.166
                                                                                      2010   1.072
                                                                                      2009   0.921
                                                                                      2008   1.094
                                                                                      2007   1.100
                                                                                      2006   1.070
                                                                                      2005   1.069
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.701
                                                                                      2013   1.597
                                                                                      2012   1.390
                                                                                      2011   1.391
                                                                                      2010   1.223
                                                                                      2009   0.784
                                                                                      2008   1.148
                                                                                      2007   1.174
                                                                                      2006   1.085
                                                                                      2005   1.084
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.017
                                                                                      2009   1.040
                                                                                      2008   1.039
                                                                                      2007   1.016
                                                                                      2006   0.995
                                                                                      2005   0.993
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.235
                                                                                      2006   1.072
                                                                                      2005   1.056
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.316
                                                                                      2006   1.195
                                                                                      2005   1.168
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.266
                                                                                      2006   1.106
                                                                                      2005   1.099
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.340
                                                                                      2006   1.224
                                                                                      2005   1.160
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.988
                                                                                      2013   0.977
                                                                                      2012   0.793
                                                                                      2011   0.858
                                                                                      2010   0.757
                                                                                      2009   0.574
                                                                                      2008   1.008
                                                                                      2007   1.213
                                                                                      2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   1.990
                                                                                      2013   1.581
                                                                                      2012   1.320
                                                                                      2011   1.460
                                                                                      2010   1.365
                                                                                      2009   0.977
                                                                                      2008   1.723
                                                                                      2007   1.354
                                                                                      2006   1.329
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.061



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 0.923                    --
                                                                                      0.937                    --
                                                                                      0.879                    --
                                                                                      0.768                    --
                                                                                      0.999                    --
                                                                                      1.011                    --
                                                                                      0.995                    --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 1.186                    --
                                                                                      1.166                    --
                                                                                      1.072                    --
                                                                                      0.921                    --
                                                                                      1.094                    --
                                                                                      1.100                    --
                                                                                      1.070                    --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 1.654                    --
                                                                                      1.701                    --
                                                                                      1.597                    --
                                                                                      1.390                    --
                                                                                      1.391                    --
                                                                                      1.223                    --
                                                                                      0.784                    --
                                                                                      1.148                    --
                                                                                      1.174                    --
                                                                                      1.085                    --
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 1.008                    --
                                                                                      1.017                71,392
                                                                                      1.040                91,296
                                                                                      1.039                91,346
                                                                                      1.016                    --
                                                                                      0.995                    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 1.292                    --
                                                                                      1.235                    --
                                                                                      1.072                    --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 1.400                    --
                                                                                      1.316                14,666
                                                                                      1.195                14,679
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 1.311                    --
                                                                                      1.266                 8,894
                                                                                      1.106                 8,901
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 1.473                    --
                                                                                      1.340                46,591
                                                                                      1.224                40,707
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.096                 5,291
                                                                                      0.988                 5,481
                                                                                      0.977                 5,696
                                                                                      0.793                 5,944
                                                                                      0.858                 6,200
                                                                                      0.757                 6,479
                                                                                      0.574                 6,818
                                                                                      1.008                 7,090
                                                                                      1.213                 7,371
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.067                    --
                                                                                      1.990                10,180
                                                                                      1.581                10,187
                                                                                      1.320                10,196
                                                                                      1.460                15,196
                                                                                      1.365                15,209
                                                                                      0.977                10,225
                                                                                      1.723                    --
                                                                                      1.354                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2.305                10,174

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2014   1.998           1.841                 4,580
                                                                         2013   1.566           1.998                12,947
                                                                         2012   1.241           1.566                14,015
                                                                         2011   1.479           1.241                15,292
                                                                         2010   1.299           1.479                16,617
                                                                         2009   0.857           1.299                18,067
                                                                         2008   1.482           0.857                19,856
                                                                         2007   1.533           1.482                20,091
                                                                         2006   1.400           1.533                13,954
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *............... 2014   1.259           1.346                22,091
                                                                         2013   0.991           1.259                42,803
                                                                         2012   0.886           0.991                44,444
                                                                         2011   0.943           0.886                46,398
                                                                         2010   0.770           0.943                48,422
                                                                         2009   0.624           0.770                53,037
                                                                         2008   1.045           0.624                55,760
                                                                         2007   1.065           1.045                57,937
                                                                         2006   1.015           1.065                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).............. 2014   2.058           2.171                 4,982
                                                                         2013   1.501           2.058                 4,985
                                                                         2012   1.299           1.501                 4,987
                                                                         2011   1.343           1.299                 4,989
                                                                         2010   1.089           1.343                    --
                                                                         2009   0.832           1.089                    --
                                                                         2008   1.389           0.832                    --
                                                                         2007   1.279           1.389                    --
                                                                         2006   1.296           1.279                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).............. 2014   1.774           1.810                 2,643
                                                                         2013   1.365           1.774                 2,738
                                                                         2012   1.210           1.365                 2,845
                                                                         2011   1.380           1.210                 2,969
                                                                         2010   1.184           1.380                 3,097
                                                                         2009   0.940           1.184                 3,236
                                                                         2008   1.289           0.940                 3,406
                                                                         2007   1.335           1.289                 3,541
                                                                         2006   1.260           1.335                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.711           0.674                    --
                                                                         2008   1.272           0.711                    --
                                                                         2007   1.165           1.272                    --
                                                                         2006   1.187           1.165                    --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10).................. 2014   1.085           1.085                    --
                                                                         2013   1.025           1.085                    --
                                                                         2012   0.860           1.025                10,942
                                                                         2011   0.946           0.860                10,949
                                                                         2010   0.910           0.946                10,958
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).......... 2014   1.175           1.204                    --
                                                                         2013   0.930           1.175                 6,457
                                                                         2012   0.817           0.930                 6,461
                                                                         2011   0.961           0.817                 6,465
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *............. 2014   1.259           1.249                 4,975
                                                                         2013   0.975           1.259                 4,979
                                                                         2012   0.847           0.975                 4,984
                                                                         2011   0.955           0.847                 4,991
                                                                         2010   0.816           0.955                 4,997
                                                                         2009   0.662           0.816                 5,005
                                                                         2008   0.967           0.662                 5,013
                                                                         2007   1.023           0.967                 5,019
                                                                         2006   1.003           1.023                    --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.722           1.570                17,686
                                                                         2013   1.858           1.722                17,695
                                                                         2012   1.602           1.858                17,705
                                                                         2011   2.021           1.602                17,717
                                                                         2010   1.675           2.021                17,730
                                                                         2009   1.017           1.675                17,744
                                                                         2008   2.233           1.017                 9,141

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.599           1.451                    --
                                                                          2013   1.374           1.599                    --
                                                                          2012   1.208           1.374                    --
                                                                          2011   1.387           1.208                    --
                                                                          2010   1.276           1.387                    --
                                                                          2009   0.995           1.276                    --
                                                                          2008   1.769           0.995                    --
                                                                          2007   1.695           1.769                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.014           1.096                    --
                                                                          2012   0.988           1.014                    --
                                                                          2011   1.069           0.988                    --
                                                                          2010   0.892           1.069                    --
                                                                          2009   0.669           0.892                    --
                                                                          2008   1.112           0.669                    --
                                                                          2007   1.262           1.112                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.266           1.262                    --
                                                                          2013   1.021           1.266                    --
                                                                          2012   0.864           1.021                    --
                                                                          2011   0.968           0.864                    --
                                                                          2010   0.856           0.968                    --
                                                                          2009   0.628           0.856                    --
                                                                          2008   1.083           0.628                    --
                                                                          2007   1.045           1.083                    --
                                                                          2006   0.996           1.045                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.278           1.286                    --
                                                                          2013   1.439           1.278                 5,516
                                                                          2012   1.350           1.439                 5,519
                                                                          2011   1.242           1.350                 5,523
                                                                          2010   1.179           1.242                 5,527
                                                                          2009   1.021           1.179                 5,532
                                                                          2008   1.121           1.021                22,786
                                                                          2007   1.065           1.121                22,800
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.417           1.440                26,041
                                                                          2013   1.482           1.417                42,348
                                                                          2012   1.390           1.482                43,587
                                                                          2011   1.382           1.390                45,073
                                                                          2010   1.310           1.382                46,615
                                                                          2009   1.182           1.310                52,752
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.528           1.657                    --
                                                                          2013   1.178           1.528                    --
                                                                          2012   1.092           1.178                    --
                                                                          2011   1.173           1.092                    --
                                                                          2010   1.035           1.173                    --
                                                                          2009   0.856           1.035                    --
                                                                          2008   1.307           0.856                    --
                                                                          2007   1.277           1.307                    --
                                                                          2006   1.195           1.277                    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.160           1.276                    --
                                                                          2006   1.108           1.160                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.620           1.652                    --
                                                                          2013   1.636           1.620                    --
                                                                          2012   1.503           1.636                    --
                                                                          2011   1.487           1.503                    --
                                                                          2010   1.359           1.487                    --
                                                                          2009   1.047           1.359                    --
                                                                          2008   1.203           1.047                    --
                                                                          2007   1.156           1.203                    --
                                                                          2006   1.123           1.156                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.244           1.374                22,218
                                                                          2013   0.953           1.244                29,242
                                                                          2012   0.829           0.953                30,148
                                                                          2011   0.885           0.829                31,197
                                                                          2010   0.776           0.885                32,274
                                                                          2009   0.672           0.776                33,453
                                                                          2008   1.082           0.672                34,883
                                                                          2007   1.069           1.082                46,537
                                                                          2006   1.001           1.069                20,849
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.432           1.552                    --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.368           1.430                    --
                                                                        2006   1.299           1.368                 7,396
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.569           1.739                 5,304
                                                                        2013   1.199           1.569                 5,494
                                                                        2012   1.083           1.199                 5,710
                                                                        2011   1.108           1.083                 5,959
                                                                        2010   1.009           1.108                 6,215
                                                                        2009   0.868           1.009                 6,497
                                                                        2008   1.420           0.868                 6,839
                                                                        2007   1.418           1.420                 7,112
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.191           1.242                 5,589
                                                                        2013   1.232           1.191                 5,790
                                                                        2012   1.177           1.232                 6,017
                                                                        2011   1.134           1.177                 6,280
                                                                        2010   1.075           1.134                 6,549
                                                                        2009   1.008           1.075                 6,845
                                                                        2008   1.072           1.008                 7,203
                                                                        2007   1.036           1.072                 7,490
                                                                        2006   1.004           1.036                    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.313           1.395                    --
                                                                        2013   1.003           1.313                    --
                                                                        2012   0.900           1.003                    --
                                                                        2011   1.013           0.900                    --
                                                                        2010   0.867           1.013                    --
                                                                        2009   0.692           0.867                    --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.095           1.068                    --
                                                                        2013   1.123           1.095                    --
                                                                        2012   1.151           1.123                    --
                                                                        2011   1.180           1.151                59,910
                                                                        2010   1.200           1.180                59,944
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.654           0.645                    --
                                                                        2008   1.122           0.654                    --
                                                                        2007   1.152           1.122                    --
                                                                        2006   1.127           1.152                    --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.627           0.653                    --
                                                                        2008   1.165           0.627                    --
                                                                        2007   1.150           1.165                    --
                                                                        2006   1.141           1.150                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.989           1.086                    --
                                                                        2012   0.877           0.989                    --
                                                                        2011   0.959           0.877                    --
                                                                        2010   0.859           0.959                    --
                                                                        2009   0.724           0.859                    --
                                                                        2008   1.217           0.724                    --
                                                                        2007   1.199           1.217                    --
                                                                        2006   1.176           1.199                    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.482           1.605                    --
                                                                        2013   1.145           1.482                    --
                                                                        2012   1.059           1.145                    --
                                                                        2011   1.121           1.059                    --
                                                                        2010   0.998           1.121                    --
                                                                        2009   0.686           0.998                    --
                                                                        2008   1.296           0.686                    --
                                                                        2007   1.104           1.296                    --
                                                                        2006   1.137           1.104                    --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.762           1.874                    --
                                                                        2013   1.318           1.762                 3,060
                                                                        2012   1.168           1.318                 3,389
                                                                        2011   1.191           1.168                 3,785
                                                                        2010   1.094           1.191                 4,197
                                                                        2009   0.801           1.094                 4,648
                                                                        2008   1.216           0.801                 5,206
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.892           0.964                    --
                                                                        2010   0.790           0.892                 6,470
                                                                        2009   0.616           0.790                 6,475
                                                                        2008   1.061           0.616                 6,481
                                                                        2007   1.054           1.061                22,245
                                                                        2006   1.002           1.054                22,260

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.226           1.249                    --
                                                                        2013   1.205           1.226                    --
                                                                        2012   1.132           1.205                    --
                                                                        2011   1.124           1.132                    --
                                                                        2010   1.047           1.124                    --
                                                                        2009   0.891           1.047                    --
                                                                        2008   1.067           0.891                    --
                                                                        2007   1.036           1.067                    --
                                                                        2006   1.001           1.036                    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.239           1.268                    --
                                                                        2013   1.146           1.239                    --
                                                                        2012   1.054           1.146                    --
                                                                        2011   1.069           1.054                    --
                                                                        2010   0.983           1.069                    --
                                                                        2009   0.815           0.983                    --
                                                                        2008   1.066           0.815                    --
                                                                        2007   1.043           1.066                    --
                                                                        2006   1.002           1.043                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.236           1.266                    --
                                                                        2013   1.074           1.236                    --
                                                                        2012   0.973           1.074                    --
                                                                        2011   1.011           0.973                    --
                                                                        2010   0.916           1.011                    --
                                                                        2009   0.742           0.916                    --
                                                                        2008   1.067           0.742                    --
                                                                        2007   1.048           1.067                    --
                                                                        2006   1.002           1.048                    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.217           1.249                   448
                                                                        2013   1.004           1.217                   450
                                                                        2012   0.892           1.004                   451
                                                                        2011   0.950           0.892                   453
                                                                        2010   0.850           0.950                   455
                                                                        2009   0.675           0.850                   458
                                                                        2008   1.066           0.675                   460
                                                                        2007   1.053           1.066                   462
                                                                        2006   1.002           1.053                   464
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   4.403           4.857                    --
                                                                        2013   3.428           4.403                    --
                                                                        2012   3.045           3.428                    --
                                                                        2011   3.072           3.045                    --
                                                                        2010   2.751           3.072                    --
                                                                        2009   2.250           2.751                    --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................... 2014   1.435           1.518                19,600
                                                                        2013   1.239           1.435                26,571
                                                                        2012   1.141           1.239                27,027
                                                                        2011   1.145           1.141                27,563
                                                                        2010   1.068           1.145                28,112
                                                                        2009   0.925           1.068                32,888
                                                                        2008   1.221           0.925                33,617
                                                                        2007   1.202           1.221                36,780
                                                                        2006   1.132           1.202                37,379
 MSF MFS(R) Value Subaccount (Class A) (4/06).......................... 2014   1.934           2.091                    --
                                                                        2013   1.461           1.934                    --
                                                                        2012   1.285           1.461                    --
                                                                        2011   1.306           1.285                    --
                                                                        2010   1.202           1.306                    --
                                                                        2009   1.020           1.202                    --
                                                                        2008   1.452           1.020                    --
                                                                        2007   1.383           1.452                 4,773
                                                                        2006   1.259           1.383                 4,779
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.531           1.625                    --
                                                                        2013   1.131           1.531                    --
                                                                        2012   0.978           1.131                    --
                                                                        2011   1.016           0.978                    --
                                                                        2010   0.892           1.016                    --
                                                                        2009   0.640           0.892                    --
                                                                        2008   1.131           0.640                    --
                                                                        2007   1.062           1.131                    --
                                                                        2006   0.998           1.062                    --

                 VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 2014   1.276
                                                                                     2013   1.298
                                                                                     2012   1.196
                                                                                     2011   1.187
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.313
                                                                                     2013   1.009
                                                                                     2012   0.919
                                                                                     2011   1.045
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.043
                                                                                     2006   1.062
                                                                                     2005   1.067
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.145
                                                                                     2008   1.120
                                                                                     2007   1.056
                                                                                     2006   1.043
                                                                                     2005   1.043
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.579
                                                                                     2006   1.267
                                                                                     2005   1.158
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.424
                                                                                     2006   1.244
                                                                                     2005   1.192
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.118
                                                                                     2005   1.054
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.122
                                                                                     2005   1.101
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.111
                                                                                     2005   1.048
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.072
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.025
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.041
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.059
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.032
                                                                                     2005   1.000
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.016
                                                                                     2005   1.028
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.227
                                                                                     2005   1.123
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   1.078
                                                                                     2005   1.073
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.099
                                                                                     2005   1.095
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.168
                                                                                     2005   1.125
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.222
                                                                                     2005   1.144
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.129
                                                                                     2005   1.092
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.056
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.115
                                                                                     2005   1.103



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)............................................................................. 1.311                    --
                                                                                     1.276                    --
                                                                                     1.298                    --
                                                                                     1.196                    --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 1.413                    --
                                                                                     1.313                16,850
                                                                                     1.009                16,860
                                                                                     0.919                16,871
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.061                    --
                                                                                     1.043                42,503
                                                                                     1.062                42,529
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.179                    --
                                                                                     1.145                44,894
                                                                                     1.120                47,971
                                                                                     1.056                48,315
                                                                                     1.043                23,897
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 1.704                    --
                                                                                     1.579                    --
                                                                                     1.267                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 1.516                    --
                                                                                     1.424                 3,585
                                                                                     1.244                 3,590
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.187                    --
                                                                                     1.118                    --
 Travelers Equity Income Subaccount (11/99)......................................... 1.176                    --
                                                                                     1.122                    --
 Travelers Large Cap Subaccount (11/99)............................................. 1.141                    --
                                                                                     1.111                    --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 1.136                    --
                                                                                     1.072                19,639
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.025                    --
                                                                                     1.025                    --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.075                    --
                                                                                     1.041                    --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.101                    --
                                                                                     1.059                   424
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.049                    --
                                                                                     1.032                    --
 Travelers Managed Income Subaccount (11/99)........................................ 1.004                    --
                                                                                     1.016                    --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.299                    --
                                                                                     1.227                    --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 1.137                    --
                                                                                     1.078                    --
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.132                    --
                                                                                     1.099                23,722
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.259                    --
                                                                                     1.168                 4,785
 Travelers Mondrian International Stock Subaccount (5/00)........................... 1.400                    --
                                                                                     1.222                13,954
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.195                    --
                                                                                     1.129                    --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.108                    --
                                                                                     1.056                    --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 1.123                    --
                                                                                     1.115                    --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.50% (B) (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.092           1.136           --
                                                                          2005   1.097           1.092           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.129           1.296           --
                                                                          2005   1.000           1.129           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.102           1.260           --
                                                                          2005   1.000           1.102           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.089           1.127           --
                                                                          2005   1.036           1.089           --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.



                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST       LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Equity Income Portfolio   ClearBridge Variable Dividend Strategy Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST       LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Western Asset Variable High Income Portfolio   Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio         MetLife Small Cap Value Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-05-09-86

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                        PORTFOLIO ARCHITECT XTRA ANNUITY
                                   ISSUED BY


                         METLIFE INSURANCE COMPANY USA

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                          SUPPLEMENT DATED MAY 1, 2015

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect XTRA Annuity (the "Contract") issued by MetLife Insurance Company USA ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B


     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A

     T. Rowe Price Large Cap Value Portfolio -- Class B

     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               4 years                8%
          4 years               5 years                7%
          5 years               6 years                6%
          6 years               7 years                5%
          7 years               8 years                3%
          8 years               9 years                1%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   STANDARD DEATH     ENHANCED DEATH
                                                                                       BENEFIT           BENEFIT
                                                                                  ----------------   ---------------
Mortality and Expense Risk Charge..............................................     1.25%(5)           1.45%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.40%              1.60%
Optional E.S.P. Charge.........................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     1.60%              1.80%
Optional GMWB I Charge(maximum upon reset).....................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge(maximum upon reset)....................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.40%              2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     1.65%              1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     2.60%              2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     1.85%              2.05%

------------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the
      T. Rowe Price Large Cap Growth Portfolio.


(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.08%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --             0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.....................................    0.86%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.64%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.09%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio -- Class A..............    0.67%       --           0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A++.....................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.94%     0.01%             0.93%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A..............   --             0.72%     0.05%             0.67%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.29%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.00%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             0.94%     0.05%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2015, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $53,000 or 25% of pay for each participant in 2015.


ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

                                   APPENDIX A
--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
         (FORMERLY METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES AND
                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.




                                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.081           1.159                      --
                                                                         2006   1.000           1.081               1,780,294
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.816           0.857                      --
                                                                         2005   0.783           0.816               2,240,677
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.756           0.741                      --
                                                                         2005   0.668           0.756              14,509,821
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.175           2.194               1,579,085
                                                                         2013   1.707           2.175               1,873,427
                                                                         2012   1.413           1.707               2,575,202
                                                                         2011   1.573           1.413               3,304,774
                                                                         2010   1.427           1.573               4,508,589
                                                                         2009   1.017           1.427               6,535,556
                                                                         2008   1.674           1.017               8,776,699
                                                                         2007   1.478           1.674              10,269,087
                                                                         2006   1.245           1.478              10,782,532
                                                                         2005   1.106           1.245              11,204,668
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.894           2.027               3,255,918
                                                                         2013   1.476           1.894               6,218,428
                                                                         2012   1.270           1.476               7,602,606
                                                                         2011   1.346           1.270               9,618,255
                                                                         2010   1.150           1.346              12,820,347
                                                                         2009   0.836           1.150              17,052,704
                                                                         2008   1.514           0.836              23,679,695
                                                                         2007   1.366           1.514              28,314,714
                                                                         2006   1.257           1.366              31,490,871
                                                                         2005   1.097           1.257              32,527,546
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.008           2.190               2,970,203
                                                                         2013   1.525           2.008               3,980,954
                                                                         2012   1.316           1.525               5,226,447
                                                                         2011   1.360           1.316               6,616,776
                                                                         2010   1.238           1.360               9,812,474
                                                                         2009   0.956           1.238              13,595,096
                                                                         2008   1.560           0.956              16,565,581
                                                                         2007   1.507           1.560              19,324,301
                                                                         2006   1.326           1.507              20,871,846
                                                                         2005   1.271           1.326              22,816,016
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   0.676           0.670                      --
                                                                         2005   0.580           0.676               9,026,420
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)................. 2007   1.664           1.744                      --
                                                                         2006   1.273           1.664                 554,955
                                                                         2005   1.009           1.273                 596,841

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   2.347
                                                                                      2005   2.221
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.109
                                                                                      2007   1.050
                                                                                      2006   0.914
                                                                                      2005   0.888
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.017
                                                                                      2007   1.160
                                                                                      2006   1.133
                                                                                      2005   1.086
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.315
                                                                                      2005   1.210
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.312
                                                                                      2005   1.208
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2014   1.838
                                                                                      2013   1.423
                                                                                      2012   1.243
                                                                                      2011   1.297
                                                                                      2010   1.124
                                                                                      2009   0.842
                                                                                      2008   1.490
                                                                                      2007   1.288
                                                                                      2006   1.172
                                                                                      2005   1.019
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.888
                                                                                      2013   1.385
                                                                                      2012   1.149
                                                                                      2011   1.198
                                                                                      2010   1.030
                                                                                      2009   0.769
                                                                                      2008   1.330
                                                                                      2007   1.263
                                                                                      2006   1.126
                                                                                      2005   0.946
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.105
                                                                                      2013   2.317
                                                                                      2012   2.052
                                                                                      2011   2.334
                                                                                      2010   1.841
                                                                                      2009   1.336
                                                                                      2008   2.243
                                                                                      2007   1.972
                                                                                      2006   1.779
                                                                                      2005   1.529
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.262
                                                                                      2005   1.158
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.589
                                                                                      2007   2.826
                                                                                      2006   2.238
                                                                                      2005   1.781
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.696
                                                                                      2013   1.399
                                                                                      2012   1.200
                                                                                      2011   1.362
                                                                                      2010   1.274
                                                                                      2009   0.943
                                                                                      2008   1.603
                                                                                      2007   1.408
                                                                                      2006   1.176
                                                                                      2005   1.082
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.267
                                                                                      2005   1.180



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 3.069                      --
                                                                                      2.347               2,003,006
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 1.062                      --
                                                                                      1.109                 937,157
                                                                                      1.050               1,261,589
                                                                                      0.914               1,489,886
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 0.961                      --
                                                                                      1.017               2,769,217
                                                                                      1.160               3,188,419
                                                                                      1.133               3,695,062
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 1.431                      --
                                                                                      1.315                 106,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 1.463                      --
                                                                                      1.312                 206,586
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2.024               1,262,400
                                                                                      1.838               1,369,149
                                                                                      1.423               1,597,943
                                                                                      1.243               1,967,996
                                                                                      1.297               2,388,294
                                                                                      1.124               2,649,177
                                                                                      0.842               3,155,346
                                                                                      1.490               3,836,656
                                                                                      1.288               4,870,666
                                                                                      1.172               5,669,067
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.060                  37,814
                                                                                      1.888                  41,317
                                                                                      1.385                  50,461
                                                                                      1.149                  54,735
                                                                                      1.198                  77,069
                                                                                      1.030                 114,871
                                                                                      0.769                 134,865
                                                                                      1.330                 134,871
                                                                                      1.263                 265,775
                                                                                      1.126                 262,122
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.247                 646,901
                                                                                      3.105                 770,930
                                                                                      2.317                 939,357
                                                                                      2.052               1,336,507
                                                                                      2.334               1,730,912
                                                                                      1.841               2,197,128
                                                                                      1.336               2,766,614
                                                                                      2.243               3,530,014
                                                                                      1.972               4,304,526
                                                                                      1.779               3,913,427
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.474                      --
                                                                                      1.262               2,246,360
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 3.267                      --
                                                                                      3.589               1,207,065
                                                                                      2.826               1,178,293
                                                                                      2.238                 866,668
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.487                 941,010
                                                                                      1.696               1,209,776
                                                                                      1.399               1,486,107
                                                                                      1.200               1,926,465
                                                                                      1.362               2,871,739
                                                                                      1.274               4,045,368
                                                                                      0.943               5,460,973
                                                                                      1.603               6,850,794
                                                                                      1.408               7,200,506
                                                                                      1.176               6,601,599
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 1.522                      --
                                                                                      1.267               1,685,141

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.069
                                                                                  2005   1.070
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.066
                                                                                  2005   1.004
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.096
                                                                                  2009   0.885
                                                                                  2008   1.264
                                                                                  2007   1.053
                                                                                  2006   1.004
                                                                                  2005   0.907
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.732
                                                                                  2007   0.679
                                                                                  2006   0.584
                                                                                  2005   0.561
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.510
                                                                                  2010   0.415
                                                                                  2009   0.269
                                                                                  2008   0.486
                                                                                  2007   0.405
                                                                                  2006   0.381
                                                                                  2005   0.346
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.552
                                                                                  2005   1.513
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.443
                                                                                  2013   1.677
                                                                                  2012   1.432
                                                                                  2011   1.417
                                                                                  2010   1.150
                                                                                  2009   0.867
                                                                                  2008   1.475
                                                                                  2007   1.527
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.962
                                                                                  2013   1.506
                                                                                  2012   1.328
                                                                                  2011   1.436
                                                                                  2010   1.249
                                                                                  2009   0.979
                                                                                  2008   1.565
                                                                                  2007   1.632
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.790
                                                                                  2013   1.396
                                                                                  2012   1.221
                                                                                  2011   1.207
                                                                                  2010   1.087
                                                                                  2009   0.902
                                                                                  2008   1.295
                                                                                  2007   1.249
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.522
                                                                                  2013   1.119
                                                                                  2012   0.943
                                                                                  2011   0.963
                                                                                  2010   0.889
                                                                                  2009   0.633
                                                                                  2008   1.024
                                                                                  2007   1.022
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.923
                                                                                  2013   1.473
                                                                                  2012   1.283
                                                                                  2011   1.239
                                                                                  2010   1.148
                                                                                  2009   0.935
                                                                                  2008   1.473
                                                                                  2007   1.438
                                                                                  2006   1.233
                                                                                  2005   1.174



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 1.094                      --
                                                                                  1.069                 151,164
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 1.102                      --
                                                                                  1.066               4,424,440
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 1.112                      --
                                                                                  1.096                 499,212
                                                                                  0.885                 657,478
                                                                                  1.264               1,114,143
                                                                                  1.053               1,164,304
                                                                                  1.004               1,372,955
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 0.690                      --
                                                                                  0.732               3,203,294
                                                                                  0.679               3,629,627
                                                                                  0.584               4,121,487
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 0.546                      --
                                                                                  0.510               1,481,244
                                                                                  0.415               1,679,598
                                                                                  0.269               1,601,825
                                                                                  0.486               1,900,914
                                                                                  0.405               2,194,160
                                                                                  0.381               2,619,917
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.745                      --
                                                                                  1.552                 904,759
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.901               2,516,935
                                                                                  2.443               2,784,423
                                                                                  1.677               3,422,213
                                                                                  1.432               4,882,229
                                                                                  1.417               6,865,993
                                                                                  1.150               8,863,549
                                                                                  0.867              11,115,241
                                                                                  1.475              14,337,163
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 1.974                  86,540
                                                                                  1.962               2,568,065
                                                                                  1.506               3,403,248
                                                                                  1.328               4,499,116
                                                                                  1.436               6,657,584
                                                                                  1.249               9,098,243
                                                                                  0.979              11,651,028
                                                                                  1.565              15,106,609
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.959               1,040,330
                                                                                  1.790               1,208,580
                                                                                  1.396               1,647,142
                                                                                  1.221               2,128,887
                                                                                  1.207               4,123,032
                                                                                  1.087               5,277,596
                                                                                  0.902               6,308,003
                                                                                  1.295               7,606,766
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.711               2,202,710
                                                                                  1.522               2,716,262
                                                                                  1.119               3,674,637
                                                                                  0.943               4,960,813
                                                                                  0.963               6,257,679
                                                                                  0.889               8,039,708
                                                                                  0.633               9,601,121
                                                                                  1.024              12,883,012
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2.118               1,679,731
                                                                                  1.923               1,902,926
                                                                                  1.473               2,198,619
                                                                                  1.283               2,576,730
                                                                                  1.239               3,966,470
                                                                                  1.148               5,351,392
                                                                                  0.935               6,838,329
                                                                                  1.473               8,622,287
                                                                                  1.438               5,267,293
                                                                                  1.233               6,832,327

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968
                                                                                  2013   2.047
                                                                                  2012   1.738
                                                                                  2011   1.739
                                                                                  2010   1.408
                                                                                  2009   1.000
                                                                                  2008   1.711
                                                                                  2007   1.577
                                                                                  2006   1.419
                                                                                  2005   1.371
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.641
                                                                                  2008   1.040
                                                                                  2007   1.005
                                                                                  2006   0.885
                                                                                  2005   0.861
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.001
                                                                                  2010   0.929
                                                                                  2009   0.803
                                                                                  2008   1.033
                                                                                  2007   1.033
                                                                                  2006   1.006
                                                                                  2005   0.997
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.564
                                                                                  2006   1.343
                                                                                  2005   1.309
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.205
                                                                                  2006   1.173
                                                                                  2005   1.130
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.337
                                                                                  2006   1.220
                                                                                  2005   1.126
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.243
                                                                                  2006   1.122
                                                                                  2005   1.098
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.628
                                                                                  2006   1.408
                                                                                  2005   1.382
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.820
                                                                                  2006   1.644
                                                                                  2005   1.541
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.104
                                                                                  2005   1.078
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.532
                                                                                  2007   1.465
                                                                                  2006   1.537
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................... 2014   2.209
                                                                                  2013   2.038
                                                                                  2012   1.768
                                                                                  2011   1.747
                                                                                  2010   1.525
                                                                                  2009   1.049
                                                                                  2008   1.402
                                                                                  2007   1.384
                                                                                  2006   1.311



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 3.046                 316,487
                                                                                  2.968                 363,211
                                                                                  2.047                 392,660
                                                                                  1.738                 554,803
                                                                                  1.739                 945,937
                                                                                  1.408               1,405,369
                                                                                  1.000               1,621,532
                                                                                  1.711               2,144,453
                                                                                  1.577               2,035,980
                                                                                  1.419               2,268,985
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.624                      --
                                                                                  0.641              12,693,914
                                                                                  1.040              15,657,792
                                                                                  1.005              17,201,078
                                                                                  0.885              18,668,787
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.989                      --
                                                                                  1.001                 352,027
                                                                                  0.929                 280,609
                                                                                  0.803                 281,911
                                                                                  1.033                 717,460
                                                                                  1.033                 715,218
                                                                                  1.006                 517,025
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 1.642                      --
                                                                                  1.564               7,813,614
                                                                                  1.343               8,915,888
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 1.257                      --
                                                                                  1.205                 372,341
                                                                                  1.173                 476,407
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 1.385                      --
                                                                                  1.337                 486,087
                                                                                  1.220                 630,194
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 1.300                      --
                                                                                  1.243                 303,032
                                                                                  1.122                 316,397
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 1.693                      --
                                                                                  1.628               1,304,070
                                                                                  1.408               1,176,352
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2.007                      --
                                                                                  1.820               1,425,463
                                                                                  1.644               1,731,555
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 1.140                      --
                                                                                  1.104                 263,348
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 1.478                      --
                                                                                  1.532               1,341,440
                                                                                  1.465               1,342,391
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................... 2.255                 305,817
                                                                                  2.209                 436,735
                                                                                  2.038                 574,999
                                                                                  1.768                 855,786
                                                                                  1.747               1,071,955
                                                                                  1.525               1,100,531
                                                                                  1.049               1,182,005
                                                                                  1.402               1,487,788
                                                                                  1.384               1,791,034

              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.076
                                                                            2013   1.051
                                                                            2012   0.844
                                                                            2011   0.904
                                                                            2010   0.788
                                                                            2009   0.592
                                                                            2008   1.026
                                                                            2007   1.222
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.092
                                                                            2013   0.857
                                                                            2012   0.708
                                                                            2011   0.775
                                                                            2010   0.716
                                                                            2009   0.507
                                                                            2008   0.884
                                                                            2007   0.688
                                                                            2006   0.670
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   1.134
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.644
                                                                            2013   1.275
                                                                            2012   0.999
                                                                            2011   1.177
                                                                            2010   1.023
                                                                            2009   0.667
                                                                            2008   1.142
                                                                            2007   1.168
                                                                            2006   1.058
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.672
                                                                            2013   1.252
                                                                            2012   1.071
                                                                            2011   1.103
                                                                            2010   0.973
                                                                            2009   0.779
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.370
                                                                            2013   1.066
                                                                            2012   0.943
                                                                            2011   0.993
                                                                            2010   0.802
                                                                            2009   0.643
                                                                            2008   1.065
                                                                            2007   1.073
                                                                            2006   1.015
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.263
                                                                            2013   1.633
                                                                            2012   1.397
                                                                            2011   1.429
                                                                            2010   1.146
                                                                            2009   0.866
                                                                            2008   1.430
                                                                            2007   1.302
                                                                            2006   1.310
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.951
                                                                            2013   1.485
                                                                            2012   1.302
                                                                            2011   1.469
                                                                            2010   1.246
                                                                            2009   0.979
                                                                            2008   1.328
                                                                            2007   1.360
                                                                            2006   1.274
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.933
                                                                            2008   1.265
                                                                            2007   1.206
                                                                            2006   1.140



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.206                 803,345
                                                                            1.076                 918,655
                                                                            1.051               1,080,087
                                                                            0.844               1,307,360
                                                                            0.904               1,729,280
                                                                            0.788               2,217,501
                                                                            0.592               2,536,743
                                                                            1.026               3,296,651
                                                                            1.222               5,013,740
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 1.137                      --
                                                                            1.092               2,333,076
                                                                            0.857               2,721,411
                                                                            0.708               3,057,349
                                                                            0.775               4,398,390
                                                                            0.716               5,894,428
                                                                            0.507               6,166,794
                                                                            0.884               6,891,221
                                                                            0.688               7,223,307
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 1.278               2,029,557
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.532                 801,901
                                                                            1.644                 885,268
                                                                            1.275               1,047,196
                                                                            0.999               1,333,806
                                                                            1.177               1,914,560
                                                                            1.023               2,512,066
                                                                            0.667               2,823,740
                                                                            1.142               3,310,366
                                                                            1.168               3,251,479
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.802                 204,868
                                                                            1.672                 249,869
                                                                            1.252                 309,503
                                                                            1.071                 629,666
                                                                            1.103                 649,066
                                                                            0.973                 793,443
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.481                 491,803
                                                                            1.370                 521,637
                                                                            1.066                 823,340
                                                                            0.943                 976,489
                                                                            0.993               1,145,246
                                                                            0.802               1,309,953
                                                                            0.643               1,854,421
                                                                            1.065               2,320,259
                                                                            1.073                 160,093
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.414                  74,750
                                                                            2.263                  77,846
                                                                            1.633                 106,198
                                                                            1.397                 279,047
                                                                            1.429                 186,606
                                                                            1.146                 288,356
                                                                            0.866                 267,962
                                                                            1.430                 201,205
                                                                            1.302                  29,167
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2.013                  48,208
                                                                            1.951                  56,591
                                                                            1.485                 101,075
                                                                            1.302                 145,407
                                                                            1.469                 234,076
                                                                            1.246                 250,969
                                                                            0.979                 474,296
                                                                            1.328                 348,607
                                                                            1.360                  81,035
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.923                      --
                                                                            0.933                 205,484
                                                                            1.265                 310,318
                                                                            1.206                 282,501

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2014   2.098           2.174                 433,564
                                                                          2013   1.966           2.098                 476,140
                                                                          2012   1.762           1.966                 560,732
                                                                          2011   1.704           1.762                 641,038
                                                                          2010   1.527           1.704                 933,232
                                                                          2009   1.130           1.527               1,241,292
                                                                          2008   1.404           1.130               1,432,925
                                                                          2007   1.332           1.404               1,896,688
                                                                          2006   1.270           1.332               2,341,359
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.613           0.583                      --
                                                                          2008   1.083           0.613                 549,497
                                                                          2007   0.982           1.083                 620,832
                                                                          2006   0.992           0.982                 636,873
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.278           1.325                  98,929
                                                                          2013   1.001           1.278                  98,026
                                                                          2012   0.870           1.001                 489,178
                                                                          2011   1.015           0.870                 498,894
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.371           1.375                 911,523
                                                                          2013   1.049           1.371               1,108,696
                                                                          2012   0.902           1.049               1,376,511
                                                                          2011   1.005           0.902               2,174,887
                                                                          2010   0.850           1.005               3,726,573
                                                                          2009   0.682           0.850               5,244,181
                                                                          2008   0.985           0.682               6,167,983
                                                                          2007   1.030           0.985               7,881,935
                                                                          2006   1.003           1.030               2,244,049
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   1.741           1.609                 124,549
                                                                          2013   1.854           1.741                 199,689
                                                                          2012   1.579           1.854                 259,404
                                                                          2011   1.963           1.579                 450,772
                                                                          2010   1.605           1.963                 774,927
                                                                          2009   0.962           1.605               1,102,562
                                                                          2008   2.187           0.962                 811,129
                                                                          2007   1.733           2.187                 594,051
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.501           2.501                 756,375
                                                                          2008   3.272           1.501                 818,352
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.540           1.413                 424,616
                                                                          2013   1.310           1.540                 553,984
                                                                          2012   1.138           1.310                 771,605
                                                                          2011   1.293           1.138               1,000,731
                                                                          2010   1.177           1.293                 831,863
                                                                          2009   0.907           1.177               2,408,546
                                                                          2008   1.596           0.907               2,750,183
                                                                          2007   1.518           1.596               2,639,412
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.103           1.196                      --
                                                                          2012   1.062           1.103                 172,117
                                                                          2011   1.137           1.062                 198,047
                                                                          2010   0.939           1.137                 234,957
                                                                          2009   0.696           0.939                  39,664
                                                                          2008   1.144           0.696                  52,326
                                                                          2007   1.289           1.144                 107,602
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.371           1.366                  42,032
                                                                          2013   1.000           1.371                  46,420
                                                                          2012   0.928           1.000                 111,790
                                                                          2011   1.011           0.928                 171,043
                                                                          2010   0.776           1.011                 346,511
                                                                          2009   0.501           0.776                 424,204
                                                                          2008   0.901           0.501                 260,971
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.378           1.388               1,180,075
                                                                          2013   1.099           1.378               1,360,948
                                                                          2012   0.920           1.099               1,545,325
                                                                          2011   1.019           0.920               1,758,269
                                                                          2010   0.891           1.019               2,244,962
                                                                          2009   0.646           0.891               3,217,841
                                                                          2008   1.103           0.646               3,942,707
                                                                          2007   1.052           1.103               3,369,961
                                                                          2006   0.996           1.052               3,033,902

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.489           1.515                 470,877
                                                                          2013   1.659           1.489                 736,361
                                                                          2012   1.539           1.659               1,158,058
                                                                          2011   1.399           1.539               1,490,109
                                                                          2010   1.314           1.399               1,708,143
                                                                          2009   1.126           1.314               1,891,069
                                                                          2008   1.223           1.126               1,610,741
                                                                          2007   1.153           1.223               1,654,035
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.819           1.869               3,547,531
                                                                          2013   1.881           1.819               4,237,910
                                                                          2012   1.746           1.881               5,629,448
                                                                          2011   1.716           1.746               7,095,262
                                                                          2010   1.609           1.716              10,381,763
                                                                          2009   1.442           1.609              12,341,687
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.060           2.258                 500,328
                                                                          2013   1.570           2.060                 537,183
                                                                          2012   1.440           1.570                 532,590
                                                                          2011   1.530           1.440                 682,108
                                                                          2010   1.335           1.530               1,743,998
                                                                          2009   1.093           1.335               1,728,562
                                                                          2008   1.650           1.093                 122,833
                                                                          2007   1.593           1.650                 122,189
                                                                          2006   1.480           1.593                  64,875
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.180           1.304                      --
                                                                          2006   1.120           1.180                  80,429
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.227           2.296                 628,057
                                                                          2013   2.224           2.227                 676,588
                                                                          2012   2.020           2.224                 964,883
                                                                          2011   1.977           2.020               1,175,709
                                                                          2010   1.787           1.977               2,524,231
                                                                          2009   1.362           1.787               3,589,377
                                                                          2008   1.547           1.362               2,272,080
                                                                          2007   1.471           1.547               2,317,526
                                                                          2006   1.419           1.471               2,241,748
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.486           0.509                      --
                                                                          2012   0.440           0.486                 966,199
                                                                          2011   0.544           0.440               1,174,633
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2014   1.361           1.520                 401,384
                                                                          2013   1.031           1.361                 517,414
                                                                          2012   0.887           1.031                 614,375
                                                                          2011   0.937           0.887                 775,823
                                                                          2010   0.812           0.937               1,040,698
                                                                          2009   0.695           0.812               1,298,726
                                                                          2008   1.106           0.695               1,552,234
                                                                          2007   1.079           1.106               2,197,143
                                                                          2006   1.001           1.079               2,569,134
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.977           2.159               2,176,140
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.014           1.064                      --
                                                                          2006   0.956           1.014               2,746,910
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.257           1.408                 513,776
                                                                          2013   0.950           1.257                 668,274
                                                                          2012   0.849           0.950                 848,560
                                                                          2011   0.859           0.849               1,581,179
                                                                          2010   0.774           0.859               1,622,335
                                                                          2009   0.658           0.774               1,864,041
                                                                          2008   1.064           0.658               2,112,606
                                                                          2007   1.055           1.064               2,310,021
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.612           1.702                 956,091
                                                                          2013   1.647           1.612               1,185,748
                                                                          2012   1.554           1.647               1,351,916
                                                                          2011   1.478           1.554               1,836,637
                                                                          2010   1.384           1.478               2,384,856
                                                                          2009   1.282           1.384               2,831,656
                                                                          2008   1.346           1.282               3,388,659
                                                                          2007   1.284           1.346               4,254,485
                                                                          2006   1.235           1.284               4,985,526

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.195           1.284               2,315,776
                                                                        2013   0.903           1.195               2,684,402
                                                                        2012   0.801           0.903               3,327,064
                                                                        2011   0.892           0.801               3,837,839
                                                                        2010   0.755           0.892               5,376,408
                                                                        2009   0.599           0.755               6,923,549
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.182           1.166              10,784,964
                                                                        2013   1.199           1.182              13,181,265
                                                                        2012   1.216           1.199              17,999,632
                                                                        2011   1.233           1.216              22,603,478
                                                                        2010   1.250           1.233              30,935,105
                                                                        2009   1.262           1.250              32,628,902
                                                                        2008   1.245           1.262              37,816,615
                                                                        2007   1.201           1.245              38,404,362
                                                                        2006   1.174           1.201              14,410,673
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.439           0.434                      --
                                                                        2008   0.745           0.439               5,640,611
                                                                        2007   0.786           0.745               3,906,249
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.476           0.497                      --
                                                                        2008   0.875           0.476               9,408,021
                                                                        2007   0.853           0.875              11,760,444
                                                                        2006   0.841           0.853              13,657,782
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.217           1.340                      --
                                                                        2012   1.067           1.217               2,074,846
                                                                        2011   1.154           1.067               2,435,716
                                                                        2010   1.023           1.154               3,963,883
                                                                        2009   0.852           1.023               5,644,332
                                                                        2008   1.417           0.852               7,800,424
                                                                        2007   1.380           1.417              10,009,900
                                                                        2006   1.344           1.380              11,425,439
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.863           0.945               1,970,688
                                                                        2013   0.660           0.863               2,282,882
                                                                        2012   0.604           0.660               2,948,487
                                                                        2011   0.632           0.604               3,719,226
                                                                        2010   0.556           0.632               4,535,714
                                                                        2009   0.378           0.556               5,162,980
                                                                        2008   0.707           0.378               6,235,203
                                                                        2007   0.595           0.707               7,375,281
                                                                        2006   0.609           0.595               8,803,395
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.939           1.018                      --
                                                                        2010   0.823           0.939                 514,730
                                                                        2009   0.635           0.823                 378,581
                                                                        2008   1.081           0.635                 391,158
                                                                        2007   1.062           1.081                 411,911
                                                                        2006   1.002           1.062                 406,646
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.334           1.374                 230,765
                                                                        2013   1.297           1.334                 354,757
                                                                        2012   1.205           1.297                 504,863
                                                                        2011   1.183           1.205                 613,506
                                                                        2010   1.091           1.183                 513,218
                                                                        2009   0.918           1.091                 686,219
                                                                        2008   1.087           0.918                 568,623
                                                                        2007   1.044           1.087                 407,688
                                                                        2006   1.001           1.044                  10,382
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.349           1.396                 327,459
                                                                        2013   1.233           1.349               1,175,032
                                                                        2012   1.122           1.233               1,247,337
                                                                        2011   1.126           1.122               1,450,902
                                                                        2010   1.024           1.126               1,361,896
                                                                        2009   0.840           1.024               1,604,196
                                                                        2008   1.086           0.840               1,334,456
                                                                        2007   1.051           1.086                 941,594
                                                                        2006   1.002           1.051                 150,233

                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2014   1.345
                                                                                 2013   1.156
                                                                                 2012   1.035
                                                                                 2011   1.065
                                                                                 2010   0.954
                                                                                 2009   0.765
                                                                                 2008   1.086
                                                                                 2007   1.056
                                                                                 2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2014   1.324
                                                                                 2013   1.080
                                                                                 2012   0.950
                                                                                 2011   1.001
                                                                                 2010   0.885
                                                                                 2009   0.695
                                                                                 2008   1.086
                                                                                 2007   1.061
                                                                                 2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.330
                                                                                 2013   1.024
                                                                                 2012   0.900
                                                                                 2011   0.898
                                                                                 2010   0.795
                                                                                 2009   0.646
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2014   1.943
                                                                                 2013   1.659
                                                                                 2012   1.511
                                                                                 2011   1.499
                                                                                 2010   1.384
                                                                                 2009   1.185
                                                                                 2008   1.547
                                                                                 2007   1.506
                                                                                 2006   1.407
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2014   2.293
                                                                                 2013   1.713
                                                                                 2012   1.489
                                                                                 2011   1.498
                                                                                 2010   1.363
                                                                                 2009   1.144
                                                                                 2008   1.496
                                                                                 2007   1.410
                                                                                 2006   1.274
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   2.042
                                                                                 2013   1.633
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2014   1.666
                                                                                 2013   1.218
                                                                                 2012   1.041
                                                                                 2011   1.070
                                                                                 2010   0.929
                                                                                 2009   0.659
                                                                                 2008   1.152
                                                                                 2007   1.070
                                                                                 2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *............... 2014   1.869
                                                                                 2013   1.315
                                                                                 2012   1.150
                                                                                 2011   1.150
                                                                                 2010   0.866
                                                                                 2009   0.634
                                                                                 2008   0.963
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.163
                                                                                 2006   1.094



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.393               1,029,833
                                                                                 1.345               1,018,343
                                                                                 1.156               1,043,297
                                                                                 1.035                 876,484
                                                                                 1.065               1,115,477
                                                                                 0.954               1,076,864
                                                                                 0.765               1,044,089
                                                                                 1.086                 854,300
                                                                                 1.056                 570,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 1.374                  49,967
                                                                                 1.324                  51,214
                                                                                 1.080                 562,820
                                                                                 0.950                 777,204
                                                                                 1.001                 914,131
                                                                                 0.885               1,084,199
                                                                                 0.695               1,372,124
                                                                                 1.086               1,379,680
                                                                                 1.061                 342,858
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 1.483               2,029,332
                                                                                 1.330               2,261,782
                                                                                 1.024               2,659,858
                                                                                 0.900               4,721,893
                                                                                 0.898               7,181,838
                                                                                 0.795               9,659,605
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.077               3,921,981
                                                                                 1.943               4,634,264
                                                                                 1.659               5,452,126
                                                                                 1.511               6,666,195
                                                                                 1.499              10,005,611
                                                                                 1.384              13,998,536
                                                                                 1.185              17,516,321
                                                                                 1.547              22,238,147
                                                                                 1.506              25,286,691
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.505                      --
                                                                                 2.293                      --
                                                                                 1.713                      --
                                                                                 1.489                      --
                                                                                 1.498                      --
                                                                                 1.363                      --
                                                                                 1.144                      --
                                                                                 1.496               1,481,412
                                                                                 1.410               1,352,400
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.014                  64,173
                                                                                 2.042                  66,340
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 1.788               1,855,000
                                                                                 1.666               2,130,799
                                                                                 1.218               2,229,058
                                                                                 1.041               2,841,761
                                                                                 1.070               3,708,778
                                                                                 0.929               5,043,903
                                                                                 0.659               6,587,065
                                                                                 1.152               7,845,468
                                                                                 1.070               9,073,220
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *............... 1.966                 690,517
                                                                                 1.869                 814,751
                                                                                 1.315                 906,573
                                                                                 1.150               1,214,442
                                                                                 1.150               1,555,217
                                                                                 0.866               1,962,249
                                                                                 0.634               2,236,948
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 1.209                      --
                                                                                 1.163                 169,469

                PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2014   1.232
                                                                                 2013   1.257
                                                                                 2012   1.231
                                                                                 2011   1.182
                                                                                 2010   1.131
                                                                                 2009   1.098
                                                                                 2008   1.115
                                                                                 2007   1.082
                                                                                 2006   1.044
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.588
                                                                                 2013   1.335
                                                                                 2012   1.205
                                                                                 2011   1.177
                                                                                 2010   1.089
                                                                                 2009   0.937
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 2014   1.305
                                                                                 2013   0.990
                                                                                 2012   0.889
                                                                                 2011   0.940
                                                                                 2010   0.851
                                                                                 2009   0.654
                                                                                 2008   1.058
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 2006   1.162
                                                                                 2005   1.146
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 2006   1.120
                                                                                 2005   1.074
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.125
                                                                                 2006   1.133
                                                                                 2005   1.125
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.391
                                                                                 2008   1.346
                                                                                 2007   1.255
                                                                                 2006   1.226
                                                                                 2005   1.213
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 2008   0.974
                                                                                 2007   0.895
                                                                                 2006   0.817
                                                                                 2005   0.773
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 2007   1.408
                                                                                 2006   1.118
                                                                                 2005   1.011
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2007   1.967
                                                                                 2006   1.701
                                                                                 2005   1.611
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........................... 2006   0.931
                                                                                 2005   0.869
 Travelers Convertible Securities Subaccount (5/00)............................. 2006   1.190
                                                                                 2005   1.203
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).......................... 2006   1.406
                                                                                 2005   1.268
 Travelers Equity Income Subaccount (11/99)..................................... 2006   1.278
                                                                                 2005   1.240
 Travelers Federated High Yield Subaccount (5/00)............................... 2006   1.278
                                                                                 2005   1.263
 Travelers Federated Stock Subaccount (5/00).................................... 2006   1.189
                                                                                 2005   1.145
 Travelers Large Cap Subaccount (11/99)......................................... 2006   0.815
                                                                                 2005   0.761



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.251                 181,008
                                                                                 1.232                 198,045
                                                                                 1.257                 139,190
                                                                                 1.231                 177,108
                                                                                 1.182                 217,986
                                                                                 1.131                 342,641
                                                                                 1.098                 358,928
                                                                                 1.115                 135,616
                                                                                 1.082                  23,477
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 1.731                  10,139
                                                                                 1.588                  37,403
                                                                                 1.335                  36,184
                                                                                 1.205                  61,864
                                                                                 1.177                 101,709
                                                                                 1.089                 134,121
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 1.424                 251,858
                                                                                 1.305                 282,613
                                                                                 0.990                 318,262
                                                                                 0.889                 357,310
                                                                                 0.940                 462,274
                                                                                 0.851               1,146,103
                                                                                 0.654                 776,118
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 1.174                      --
                                                                                 1.162               9,654,074
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 1.184                      --
                                                                                 1.120                  74,794
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 1.148                      --
                                                                                 1.125               2,096,802
                                                                                 1.133               1,967,937
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 1.438                      --
                                                                                 1.391              13,212,836
                                                                                 1.346              14,520,654
                                                                                 1.255              16,795,570
                                                                                 1.226              18,000,443
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 0.904                      --
                                                                                 0.974                 241,422
                                                                                 0.895                 429,586
                                                                                 0.817                 443,531
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 1.526                      --
                                                                                 1.408               2,669,551
                                                                                 1.118               2,584,844
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2.102                      --
                                                                                 1.967               3,892,305
                                                                                 1.701               4,440,270
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........................... 0.992                      --
                                                                                 0.931               1,137,298
 Travelers Convertible Securities Subaccount (5/00)............................. 1.270                      --
                                                                                 1.190               2,842,879
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).......................... 1.537                      --
                                                                                 1.406               1,584,469
 Travelers Equity Income Subaccount (11/99)..................................... 1.344                      --
                                                                                 1.278              12,682,097
 Travelers Federated High Yield Subaccount (5/00)............................... 1.311                      --
                                                                                 1.278               2,056,937
 Travelers Federated Stock Subaccount (5/00).................................... 1.232                      --
                                                                                 1.189                 733,571
 Travelers Large Cap Subaccount (11/99)......................................... 0.841                      --
                                                                                 0.815               5,271,460

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.078
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.032
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.047
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.066
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.039
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.900
                                                                                     2005   0.815
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   0.575
                                                                                     2005   0.566
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.362
                                                                                     2005   1.342
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.178
                                                                                     2005   1.122
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.921
                                                                                     2005   0.853
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.394
                                                                                     2005   1.334
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.063
                                                                                     2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.404
                                                                                     2005   1.373
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.245
                                                                                     2005   1.243
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.741
                                                                                     2005   0.737
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.137
                                                                                     2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.110
                                                                                     2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.083
                                                                                     2005   1.052
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.612
                                                                                     2013   1.377
                                                                                     2012   1.261
                                                                                     2011   1.279
                                                                                     2010   1.157
                                                                                     2009   0.955
                                                                                     2008   1.295
                                                                                     2007   1.184
                                                                                     2006   1.115
                                                                                     2005   1.083
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   0.776
                                                                                     2008   1.226
                                                                                     2007   1.273
                                                                                     2006   1.113
                                                                                     2005   1.084
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2009   0.558
                                                                                     2008   0.994
                                                                                     2007   0.896
                                                                                     2006   0.851
                                                                                     2005   0.800



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 1.148                      --
                                                                                     1.078                      --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.037                      --
                                                                                     1.032                  33,294
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.085                      --
                                                                                     1.047                 346,342
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.113                      --
                                                                                     1.066                 185,975
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.060                      --
                                                                                     1.039                      --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 0.956                      --
                                                                                     0.900               3,084,751
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 0.609                      --
                                                                                     0.575              10,782,294
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.407                      --
                                                                                     1.362              25,651,441
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.274                      --
                                                                                     1.178                 757,761
 Travelers Mondrian International Stock Subaccount (5/00)........................... 1.058                      --
                                                                                     0.921               3,122,501
 Travelers Pioneer Fund Subaccount (5/03)........................................... 1.480                      --
                                                                                     1.394                 125,729
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 1.120                      --
                                                                                     1.063                  39,090
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 1.419                      --
                                                                                     1.404               1,855,329
 Travelers Quality Bond Subaccount (5/00)........................................... 1.235                      --
                                                                                     1.245               5,685,721
 Travelers Strategic Equity Subaccount (11/99)...................................... 0.774                      --
                                                                                     0.741              12,047,078
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 1.310                      --
                                                                                     1.137                     314
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 1.274                      --
                                                                                     1.110                  12,521
 Travelers U.S. Government Securities Subaccount (5/04)............................. 1.044                      --
                                                                                     1.083                  60,823
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 1.737                  11,752
                                                                                     1.612                  11,990
                                                                                     1.377                  12,228
                                                                                     1.261                  12,461
                                                                                     1.279                  12,465
                                                                                     1.157                   6,865
                                                                                     0.955                  30,543
                                                                                     1.295                  22,838
                                                                                     1.184                  21,004
                                                                                     1.115                  25,877
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 0.753                      --
                                                                                     0.776               1,397,017
                                                                                     1.226               1,876,071
                                                                                     1.273               2,120,967
                                                                                     1.113               2,393,337
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 0.572                      --
                                                                                     0.558                 170,378
                                                                                     0.994                 226,539
                                                                                     0.896                 254,786
                                                                                     0.851                 267,563

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.075
                                                                              2006   1.000
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   1.084
                                                                              2005   1.050
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.188
                                                                              2005   1.059
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.018
                                                                              2013   1.599
                                                                              2012   1.335
                                                                              2011   1.499
                                                                              2010   1.373
                                                                              2009   0.987
                                                                              2008   1.640
                                                                              2007   1.461
                                                                              2006   1.241
                                                                              2005   1.113
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.729
                                                                              2013   1.360
                                                                              2012   1.181
                                                                              2011   1.262
                                                                              2010   1.088
                                                                              2009   0.799
                                                                              2008   1.459
                                                                              2007   1.329
                                                                              2006   1.233
                                                                              2005   1.086
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.552
                                                                              2013   1.189
                                                                              2012   1.036
                                                                              2011   1.080
                                                                              2010   0.992
                                                                              2009   0.773
                                                                              2008   1.273
                                                                              2007   1.240
                                                                              2006   1.102
                                                                              2005   1.065
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.351
                                                                              2005   1.170
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   2.084
                                                                              2006   1.609
                                                                              2005   1.287
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.349
                                                                              2005   1.288
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.243
                                                                              2007   1.188
                                                                              2006   1.043
                                                                              2005   1.023
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   0.997
                                                                              2007   1.147
                                                                              2006   1.131
                                                                              2005   1.094
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.203
                                                                              2005   1.117
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.205
                                                                              2005   1.120



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 1.148                     --
                                                                              1.075                     --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 1.136                     --
                                                                              1.084                     --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 1.154                     --
                                                                              1.188                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2.018                100,969
                                                                              2.018                102,683
                                                                              1.599                103,273
                                                                              1.335                104,901
                                                                              1.499                106,934
                                                                              1.373                108,626
                                                                              0.987                109,837
                                                                              1.640                112,818
                                                                              1.461                125,017
                                                                              1.241                125,405
 American Funds Growth Subaccount (Class 2) (11/99).......................... 1.833                 17,319
                                                                              1.729                 76,409
                                                                              1.360                 77,033
                                                                              1.181                 77,393
                                                                              1.262                 77,786
                                                                              1.088                 88,226
                                                                              0.799                 83,671
                                                                              1.459                 80,166
                                                                              1.329                105,809
                                                                              1.233                 51,250
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 1.678                  1,230
                                                                              1.552                 63,196
                                                                              1.189                 63,872
                                                                              1.036                 83,239
                                                                              1.080                 85,967
                                                                              0.992                100,179
                                                                              0.773                 97,150
                                                                              1.273                 97,266
                                                                              1.240                125,007
                                                                              1.102                 53,033
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 1.334                     --
                                                                              1.351                     --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2.179                     --
                                                                              2.084                     --
                                                                              1.609                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 1.749                     --
                                                                              1.349                 45,302
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 1.187                     --
                                                                              1.243                     --
                                                                              1.188                     --
                                                                              1.043                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 0.939                     --
                                                                              0.997                     --
                                                                              1.147                     --
                                                                              1.131                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 1.305                     --
                                                                              1.203                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 1.340                     --
                                                                              1.205                     --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2014   1.842
                                                                                      2013   1.439
                                                                                      2012   1.268
                                                                                      2011   1.335
                                                                                      2010   1.168
                                                                                      2009   0.883
                                                                                      2008   1.576
                                                                                      2007   1.375
                                                                                      2006   1.262
                                                                                      2005   1.107
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.914
                                                                                      2013   1.417
                                                                                      2012   1.186
                                                                                      2011   1.248
                                                                                      2010   1.082
                                                                                      2009   0.816
                                                                                      2008   1.423
                                                                                      2007   1.365
                                                                                      2006   1.227
                                                                                      2005   1.040
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.299
                                                                                      2013   1.731
                                                                                      2012   1.547
                                                                                      2011   1.775
                                                                                      2010   1.413
                                                                                      2009   1.034
                                                                                      2008   1.753
                                                                                      2007   1.555
                                                                                      2006   1.416
                                                                                      2005   1.227
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.189
                                                                                      2005   1.100
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   2.476
                                                                                      2007   1.967
                                                                                      2006   1.572
                                                                                      2005   1.262
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.671
                                                                                      2013   1.391
                                                                                      2012   1.204
                                                                                      2011   1.378
                                                                                      2010   1.301
                                                                                      2009   0.971
                                                                                      2008   1.667
                                                                                      2007   1.478
                                                                                      2006   1.245
                                                                                      2005   1.156
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.191
                                                                                      2005   1.120
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.066
                                                                                      2005   1.076
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.124
                                                                                      2005   1.069
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.201
                                                                                      2009   0.978
                                                                                      2008   1.410
                                                                                      2007   1.185
                                                                                      2006   1.141
                                                                                      2005   1.039
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.382
                                                                                      2007   1.293
                                                                                      2006   1.122
                                                                                      2005   1.087



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)...................... 2.010                    --
                                                                                      1.842                    --
                                                                                      1.439                    --
                                                                                      1.268                    --
                                                                                      1.335                    --
                                                                                      1.168                    --
                                                                                      0.883                    --
                                                                                      1.576                    --
                                                                                      1.375                    --
                                                                                      1.262                    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.070                    --
                                                                                      1.914                    --
                                                                                      1.417                    --
                                                                                      1.186                    --
                                                                                      1.248                    --
                                                                                      1.082                    --
                                                                                      0.816                    --
                                                                                      1.423                    --
                                                                                      1.365                    --
                                                                                      1.227                    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2.382                   684
                                                                                      2.299                   715
                                                                                      1.731                   751
                                                                                      1.547                   792
                                                                                      1.775                   837
                                                                                      1.413                   884
                                                                                      1.034                   887
                                                                                      1.753                   932
                                                                                      1.555                10,241
                                                                                      1.416                10,559
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 1.376                    --
                                                                                      1.189                10,294
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2.247                    --
                                                                                      2.476                57,126
                                                                                      1.967                60,323
                                                                                      1.572                60,464
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 1.451                74,281
                                                                                      1.671                85,343
                                                                                      1.391                86,058
                                                                                      1.204                86,442
                                                                                      1.378                86,849
                                                                                      1.301                86,919
                                                                                      0.971                81,593
                                                                                      1.667                79,169
                                                                                      1.478                89,582
                                                                                      1.245                89,944
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 1.418                    --
                                                                                      1.191                    --
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 1.087                    --
                                                                                      1.066                    --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 1.159                    --
                                                                                      1.124                    --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 1.214                    --
                                                                                      1.201                    --
                                                                                      0.978                    --
                                                                                      1.410                    --
                                                                                      1.185                    --
                                                                                      1.141                    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 1.299                    --
                                                                                      1.382                    --
                                                                                      1.293                    --
                                                                                      1.122                    --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.468
                                                                                  2010   1.207
                                                                                  2009   0.787
                                                                                  2008   1.438
                                                                                  2007   1.210
                                                                                  2006   1.148
                                                                                  2005   1.053
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.145
                                                                                  2005   1.126
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.926
                                                                                  2013   1.334
                                                                                  2012   1.150
                                                                                  2011   1.148
                                                                                  2010   0.940
                                                                                  2009   0.715
                                                                                  2008   1.227
                                                                                  2007   1.279
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.454
                                                                                  2013   1.126
                                                                                  2012   1.002
                                                                                  2011   1.093
                                                                                  2010   0.959
                                                                                  2009   0.759
                                                                                  2008   1.224
                                                                                  2007   1.284
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.677
                                                                                  2013   1.320
                                                                                  2012   1.165
                                                                                  2011   1.162
                                                                                  2010   1.056
                                                                                  2009   0.884
                                                                                  2008   1.280
                                                                                  2007   1.243
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.508
                                                                                  2013   1.119
                                                                                  2012   0.952
                                                                                  2011   0.980
                                                                                  2010   0.913
                                                                                  2009   0.656
                                                                                  2008   1.071
                                                                                  2007   1.075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.632
                                                                                  2013   1.261
                                                                                  2012   1.108
                                                                                  2011   1.080
                                                                                  2010   1.010
                                                                                  2009   0.830
                                                                                  2008   1.319
                                                                                  2007   1.299
                                                                                  2006   1.124
                                                                                  2005   1.080
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.328
                                                                                  2013   1.620
                                                                                  2012   1.388
                                                                                  2011   1.401
                                                                                  2010   1.145
                                                                                  2009   0.821
                                                                                  2008   1.417
                                                                                  2007   1.318
                                                                                  2006   1.196
                                                                                  2005   1.166
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.768
                                                                                  2008   1.258
                                                                                  2007   1.227
                                                                                  2006   1.090
                                                                                  2005   1.070



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 1.568                    --
                                                                                  1.468                    --
                                                                                  1.207                    --
                                                                                  0.787                    --
                                                                                  1.438                    --
                                                                                  1.210                    --
                                                                                  1.148                    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 1.277                    --
                                                                                  1.145                 6,109
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2.267                30,398
                                                                                  1.926                37,174
                                                                                  1.334                37,177
                                                                                  1.150                37,185
                                                                                  1.148                37,195
                                                                                  0.940                37,213
                                                                                  0.715                56,604
                                                                                  1.227                60,717
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 1.458                    --
                                                                                  1.454                    --
                                                                                  1.126                    --
                                                                                  1.002                    --
                                                                                  1.093                    --
                                                                                  0.959                    --
                                                                                  0.759                    --
                                                                                  1.224                    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 1.819                    --
                                                                                  1.677                    --
                                                                                  1.320                    --
                                                                                  1.165                    --
                                                                                  1.162                    --
                                                                                  1.056                    --
                                                                                  0.884                    --
                                                                                  1.280                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 1.680                    --
                                                                                  1.508                    --
                                                                                  1.119                    --
                                                                                  0.952                    --
                                                                                  0.980                    --
                                                                                  0.913                    --
                                                                                  0.656                    --
                                                                                  1.071                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 1.781                    --
                                                                                  1.632                    --
                                                                                  1.261                    --
                                                                                  1.108                    --
                                                                                  1.080                    --
                                                                                  1.010                    --
                                                                                  0.830                    --
                                                                                  1.319                    --
                                                                                  1.299                    --
                                                                                  1.124                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2.368                 8,844
                                                                                  2.328                12,008
                                                                                  1.620                12,008
                                                                                  1.388                12,009
                                                                                  1.401                12,011
                                                                                  1.145                12,016
                                                                                  0.821                25,284
                                                                                  1.417                30,266
                                                                                  1.318                    --
                                                                                  1.196                    --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 0.746                    --
                                                                                  0.768                    --
                                                                                  1.258                    --
                                                                                  1.227                    --
                                                                                  1.090                    --

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.949
                                                                               2010   0.889
                                                                               2009   0.775
                                                                               2008   1.006
                                                                               2007   1.016
                                                                               2006   0.998
                                                                               2005   0.998
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.241
                                                                               2006   1.075
                                                                               2005   1.057
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.038
                                                                               2006   1.019
                                                                               2005   0.991
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.229
                                                                               2006   1.133
                                                                               2005   1.055
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.186
                                                                               2006   1.079
                                                                               2005   1.066
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.272
                                                                               2006   1.110
                                                                               2005   1.100
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.347
                                                                               2006   1.228
                                                                               2005   1.161
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.088
                                                                               2005   1.072
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.316
                                                                               2007   1.270
                                                                               2006   1.340
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   1.739
                                                                               2013   1.619
                                                                               2012   1.417
                                                                               2011   1.413
                                                                               2010   1.244
                                                                               2009   0.864
                                                                               2008   1.165
                                                                               2007   1.160
                                                                               2006   1.106
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.004
                                                                               2013   0.990
                                                                               2012   0.802
                                                                               2011   0.866
                                                                               2010   0.762
                                                                               2009   0.577
                                                                               2008   1.011
                                                                               2007   1.214
                                                                               2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.029
                                                                               2013   1.608
                                                                               2012   1.340
                                                                               2011   1.479
                                                                               2010   1.380
                                                                               2009   0.986
                                                                               2008   1.735
                                                                               2007   1.361
                                                                               2006   1.334
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.102



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.935                    --
                                                                               0.949                15,346
                                                                               0.889                15,353
                                                                               0.775                15,362
                                                                               1.006                15,370
                                                                               1.016                15,377
                                                                               0.998                15,385
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 1.299                    --
                                                                               1.241                    --
                                                                               1.075                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 1.079                    --
                                                                               1.038                    --
                                                                               1.019                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 1.270                    --
                                                                               1.229                    --
                                                                               1.133                    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 1.236                    --
                                                                               1.186                    --
                                                                               1.079                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 1.319                    --
                                                                               1.272                18,078
                                                                               1.110                10,841
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 1.481                    --
                                                                               1.347                72,009
                                                                               1.228                72,352
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 1.120                    --
                                                                               1.088                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 1.266                    --
                                                                               1.316                    --
                                                                               1.270                    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 1.759                    --
                                                                               1.739                    --
                                                                               1.619                    --
                                                                               1.417                    --
                                                                               1.413                    --
                                                                               1.244                    --
                                                                               0.864                    --
                                                                               1.165                    --
                                                                               1.160                    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 1.115                52,985
                                                                               1.004                52,985
                                                                               0.990                52,985
                                                                               0.802                67,648
                                                                               0.866                69,430
                                                                               0.762                71,422
                                                                               0.577                74,209
                                                                               1.011                74,209
                                                                               1.214                74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2.108                    --
                                                                               2.029                    --
                                                                               1.608                    --
                                                                               1.340                    --
                                                                               1.479                    --
                                                                               1.380                    --
                                                                               0.986                    --
                                                                               1.735                    --
                                                                               1.361                    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2.354                    --

              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.037
                                                                            2013   1.593
                                                                            2012   1.259
                                                                            2011   1.498
                                                                            2010   1.314
                                                                            2009   0.865
                                                                            2008   1.493
                                                                            2007   1.541
                                                                            2006   1.405
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.609
                                                                            2013   1.216
                                                                            2012   1.050
                                                                            2011   1.090
                                                                            2010   0.971
                                                                            2009   0.782
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.279
                                                                            2013   1.004
                                                                            2012   0.896
                                                                            2011   0.952
                                                                            2010   0.776
                                                                            2009   0.627
                                                                            2008   1.049
                                                                            2007   1.067
                                                                            2006   1.015
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.094
                                                                            2013   1.524
                                                                            2012   1.316
                                                                            2011   1.358
                                                                            2010   1.099
                                                                            2009   0.838
                                                                            2008   1.397
                                                                            2007   1.283
                                                                            2006   1.299
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.805
                                                                            2013   1.386
                                                                            2012   1.226
                                                                            2011   1.396
                                                                            2010   1.195
                                                                            2009   0.947
                                                                            2008   1.296
                                                                            2007   1.340
                                                                            2006   1.263
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.894
                                                                            2008   1.224
                                                                            2007   1.178
                                                                            2006   1.120
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.677
                                                                            2013   1.586
                                                                            2012   1.434
                                                                            2011   1.400
                                                                            2010   1.266
                                                                            2009   0.944
                                                                            2008   1.184
                                                                            2007   1.134
                                                                            2006   1.087
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.718
                                                                            2008   1.281
                                                                            2007   1.171
                                                                            2006   1.191
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   2.179
                                                                            2013   1.722
                                                                            2012   1.509
                                                                            2011   1.773



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.880                    --
                                                                            2.037                    --
                                                                            1.593                    --
                                                                            1.259                    --
                                                                            1.498                    --
                                                                            1.314                    --
                                                                            0.865                    --
                                                                            1.493                    --
                                                                            1.541                    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.719                    --
                                                                            1.609                    --
                                                                            1.216                    --
                                                                            1.050                    --
                                                                            1.090                    --
                                                                            0.971                    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.370                47,097
                                                                            1.279                54,638
                                                                            1.004                55,072
                                                                            0.896                55,319
                                                                            0.952                55,582
                                                                            0.776                55,656
                                                                            0.627                72,389
                                                                            1.049                78,357
                                                                            1.067                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.213                    --
                                                                            2.094                    --
                                                                            1.524                    --
                                                                            1.316                    --
                                                                            1.358                    --
                                                                            1.099                    --
                                                                            0.838                    --
                                                                            1.397                    --
                                                                            1.283                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.846                    --
                                                                            1.805                    --
                                                                            1.386                    --
                                                                            1.226                    --
                                                                            1.396                    --
                                                                            1.195                    --
                                                                            0.947                    --
                                                                            1.296                    --
                                                                            1.340                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.883                    --
                                                                            0.894                    --
                                                                            1.224                    --
                                                                            1.178                    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.722                    --
                                                                            1.677                    --
                                                                            1.586                    --
                                                                            1.434                    --
                                                                            1.400                    --
                                                                            1.266                    --
                                                                            0.944                    --
                                                                            1.184                    --
                                                                            1.134                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.681                    --
                                                                            0.718                    --
                                                                            1.281                    --
                                                                            1.171                    --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2.238                    --
                                                                            2.179                    --
                                                                            1.722                    --
                                                                            1.509                    --

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.............. 2014   1.279           1.271                38,590
                                                                          2013   0.988           1.279                42,905
                                                                          2012   0.857           0.988                42,909
                                                                          2011   0.964           0.857                42,915
                                                                          2010   0.822           0.964                42,922
                                                                          2009   0.665           0.822                42,934
                                                                          2008   0.970           0.665                50,320
                                                                          2007   1.024           0.970                55,499
                                                                          2006   1.003           1.024                 7,768
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2014   2.047           1.876                    --
                                                                          2013   2.200           2.047                    --
                                                                          2012   1.891           2.200                    --
                                                                          2011   2.372           1.891                    --
                                                                          2010   1.957           2.372                    --
                                                                          2009   1.184           1.957                    --
                                                                          2008   2.715           1.184                    --
                                                                          2007   2.165           2.715                    --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2009   1.026           1.694                44,004
                                                                          2008   2.251           1.026                53,832
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2014   1.629           1.482                    --
                                                                          2013   1.398           1.629                    --
                                                                          2012   1.226           1.398                    --
                                                                          2011   1.405           1.226                    --
                                                                          2010   1.290           1.405                    --
                                                                          2009   1.004           1.290                    --
                                                                          2008   1.782           1.004                    --
                                                                          2007   1.705           1.782                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.030           1.113                    --
                                                                          2012   1.001           1.030                    --
                                                                          2011   1.081           1.001                    --
                                                                          2010   0.900           1.081                    --
                                                                          2009   0.674           0.900                    --
                                                                          2008   1.117           0.674                    --
                                                                          2007   1.267           1.117                    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.746           1.724                    --
                                                                          2013   1.285           1.746                    --
                                                                          2012   1.203           1.285                    --
                                                                          2011   1.323           1.203                    --
                                                                          2010   1.025           1.323                    --
                                                                          2009   0.667           1.025                    --
                                                                          2008   1.208           0.667                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.286           1.284                    --
                                                                          2013   1.035           1.286                 9,361
                                                                          2012   0.874           1.035                    --
                                                                          2011   0.977           0.874                    --
                                                                          2010   0.862           0.977                    --
                                                                          2009   0.631           0.862                    --
                                                                          2008   1.086           0.631                    --
                                                                          2007   1.046           1.086                    --
                                                                          2006   0.996           1.046                    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.303           1.313                45,577
                                                                          2013   1.464           1.303                45,616
                                                                          2012   1.371           1.464                45,661
                                                                          2011   1.258           1.371                58,744
                                                                          2010   1.192           1.258                60,383
                                                                          2009   1.030           1.192                62,219
                                                                          2008   1.129           1.030                64,846
                                                                          2007   1.071           1.129                64,901
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.445           1.471                 7,587
                                                                          2013   1.507           1.445                17,466
                                                                          2012   1.412           1.507                18,573
                                                                          2011   1.400           1.412                32,376
                                                                          2010   1.324           1.400                34,594
                                                                          2009   1.194           1.324                36,469

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.558           1.692                    --
                                                                          2013   1.198           1.558                    --
                                                                          2012   1.109           1.198                    --
                                                                          2011   1.188           1.109                12,289
                                                                          2010   1.046           1.188                13,783
                                                                          2009   0.864           1.046                15,455
                                                                          2008   1.317           0.864                17,817
                                                                          2007   1.283           1.317                17,817
                                                                          2006   1.199           1.283                17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163           1.281                    --
                                                                          2006   1.110           1.163                    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.651           1.688                    --
                                                                          2013   1.664           1.651                    --
                                                                          2012   1.526           1.664                    --
                                                                          2011   1.506           1.526                    --
                                                                          2010   1.374           1.506                    --
                                                                          2009   1.056           1.374                    --
                                                                          2008   1.211           1.056                    --
                                                                          2007   1.162           1.211                    --
                                                                          2006   1.127           1.162                    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.376           1.435                    --
                                                                          2012   1.256           1.376                    --
                                                                          2011   1.561           1.256                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.270           1.406                    --
                                                                          2013   0.971           1.270                    --
                                                                          2012   0.842           0.971                    --
                                                                          2011   0.898           0.842                    --
                                                                          2010   0.785           0.898                    --
                                                                          2009   0.679           0.785                    --
                                                                          2008   1.090           0.679                    --
                                                                          2007   1.073           1.090                    --
                                                                          2006   1.001           1.073                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.460           1.585                    --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.375           1.438                    --
                                                                          2006   1.304           1.375                    --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.599           1.776                    --
                                                                          2013   1.220           1.599                    --
                                                                          2012   1.100           1.220                    --
                                                                          2011   1.123           1.100                    --
                                                                          2010   1.021           1.123                    --
                                                                          2009   0.876           1.021                    --
                                                                          2008   1.430           0.876                    --
                                                                          2007   1.426           1.430                    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.235           1.292                    --
                                                                          2013   1.273           1.235                    --
                                                                          2012   1.211           1.273                    --
                                                                          2011   1.163           1.211                    --
                                                                          2010   1.099           1.163                    --
                                                                          2009   1.027           1.099                    --
                                                                          2008   1.088           1.027                    --
                                                                          2007   1.048           1.088                    --
                                                                          2006   1.013           1.048                    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   2.189           2.330                    --
                                                                          2013   1.669           2.189                    --
                                                                          2012   1.494           1.669                    --
                                                                          2011   1.678           1.494                    --
                                                                          2010   1.433           1.678                    --
                                                                          2009   1.143           1.433                    --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.946           0.925                    --
                                                                          2013   0.968           0.946                    --
                                                                          2012   0.991           0.968                    --
                                                                          2011   1.014           0.991                    --
                                                                          2010   1.037           1.014                    --
                                                                          2009   1.057           1.037                    --
                                                                          2008   1.052           1.057                    --
                                                                          2007   1.024           1.052                    --
                                                                          2006   1.006           1.024                    --

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.660           0.651                    --
                                                                        2008   1.130           0.660                    --
                                                                        2007   1.199           1.130                    --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.633           0.659                    --
                                                                        2008   1.174           0.633                    --
                                                                        2007   1.156           1.174                    --
                                                                        2006   1.145           1.156                    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.006           1.105                    --
                                                                        2012   0.890           1.006                    --
                                                                        2011   0.972           0.890                    --
                                                                        2010   0.869           0.972                    --
                                                                        2009   0.730           0.869                    --
                                                                        2008   1.225           0.730                    --
                                                                        2007   1.205           1.225                    --
                                                                        2006   1.180           1.205                    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.510           1.639                    --
                                                                        2013   1.165           1.510                    --
                                                                        2012   1.075           1.165                    --
                                                                        2011   1.136           1.075                    --
                                                                        2010   1.009           1.136                    --
                                                                        2009   0.692           1.009                    --
                                                                        2008   1.305           0.692                    --
                                                                        2007   1.109           1.305                    --
                                                                        2006   1.142           1.109                    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.900           0.973                    --
                                                                        2010   0.796           0.900                    --
                                                                        2009   0.620           0.796                    --
                                                                        2008   1.065           0.620                    --
                                                                        2007   1.055           1.065                    --
                                                                        2006   1.002           1.055                    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.245           1.271                61,439
                                                                        2013   1.221           1.245                61,466
                                                                        2012   1.145           1.221                61,493
                                                                        2011   1.135           1.145                61,522
                                                                        2010   1.055           1.135                61,551
                                                                        2009   0.896           1.055                61,581
                                                                        2008   1.071           0.896                61,613
                                                                        2007   1.038           1.071                61,646
                                                                        2006   1.001           1.038                61,676
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.259           1.291                    --
                                                                        2013   1.161           1.259                    --
                                                                        2012   1.066           1.161                    --
                                                                        2011   1.080           1.066                    --
                                                                        2010   0.990           1.080                    --
                                                                        2009   0.819           0.990                    --
                                                                        2008   1.070           0.819                    --
                                                                        2007   1.044           1.070                    --
                                                                        2006   1.002           1.044                    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.255           1.289                21,217
                                                                        2013   1.089           1.255                21,248
                                                                        2012   0.984           1.089                21,282
                                                                        2011   1.021           0.984                21,320
                                                                        2010   0.923           1.021                21,361
                                                                        2009   0.746           0.923                21,405
                                                                        2008   1.070           0.746                21,451
                                                                        2007   1.050           1.070                21,493
                                                                        2006   1.002           1.050                21,530
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.236           1.271                    --
                                                                        2013   1.017           1.236                    --
                                                                        2012   0.902           1.017                    --
                                                                        2011   0.959           0.902                    --
                                                                        2010   0.856           0.959                    --
                                                                        2009   0.678           0.856                    --
                                                                        2008   1.070           0.678                    --
                                                                        2007   1.054           1.070                    --
                                                                        2006   1.002           1.054                    --

                 PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   2.273
                                                                                   2013   1.766
                                                                                   2012   1.566
                                                                                   2011   1.576
                                                                                   2010   1.409
                                                                                   2009   1.150
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2014   1.463
                                                                                   2013   1.261
                                                                                   2012   1.159
                                                                                   2011   1.160
                                                                                   2010   1.080
                                                                                   2009   0.934
                                                                                   2008   1.230
                                                                                   2007   1.208
                                                                                   2006   1.136
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2014   1.995
                                                                                   2013   1.504
                                                                                   2012   1.320
                                                                                   2011   1.339
                                                                                   2010   1.229
                                                                                   2009   1.041
                                                                                   2008   1.462
                                                                                   2007   1.390
                                                                                   2006   1.264
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.662
                                                                                   2013   1.337
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   2.284
                                                                                   2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.555
                                                                                   2013   1.147
                                                                                   2012   0.989
                                                                                   2011   1.026
                                                                                   2010   0.899
                                                                                   2009   0.643
                                                                                   2008   1.135
                                                                                   2007   1.064
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.736
                                                                                   2013   1.232
                                                                                   2012   1.088
                                                                                   2011   1.097
                                                                                   2010   0.834
                                                                                   2009   0.616
                                                                                   2008   0.941
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.149
                                                                                   2006   1.087
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.158
                                                                                   2013   1.192
                                                                                   2012   1.179
                                                                                   2011   1.141
                                                                                   2010   1.102
                                                                                   2009   1.079
                                                                                   2008   1.107
                                                                                   2007   1.084
                                                                                   2006   1.052
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.456
                                                                                   2013   1.235
                                                                                   2012   1.125
                                                                                   2011   1.109
                                                                                   2010   1.035
                                                                                   2009   0.896
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.386
                                                                                   2013   1.061
                                                                                   2012   0.962
                                                                                   2011   1.026
                                                                                   2010   0.937
                                                                                   2009   0.727
                                                                                   2008   1.183



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2.512           --
                                                                                   2.273           --
                                                                                   1.766           --
                                                                                   1.566           --
                                                                                   1.576           --
                                                                                   1.409           --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.550           --
                                                                                   1.463           --
                                                                                   1.261           --
                                                                                   1.159           --
                                                                                   1.160           --
                                                                                   1.080           --
                                                                                   0.934           --
                                                                                   1.230           --
                                                                                   1.208           --
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.161           --
                                                                                   1.995           --
                                                                                   1.504           --
                                                                                   1.320           --
                                                                                   1.339           --
                                                                                   1.229           --
                                                                                   1.041           --
                                                                                   1.462           --
                                                                                   1.390           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 1.624           --
                                                                                   1.662           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2.225           --
                                                                                   2.284           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.654           --
                                                                                   1.555           --
                                                                                   1.147           --
                                                                                   0.989           --
                                                                                   1.026           --
                                                                                   0.899           --
                                                                                   0.643           --
                                                                                   1.135           --
                                                                                   1.064           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 1.810           --
                                                                                   1.736           --
                                                                                   1.232           --
                                                                                   1.088           --
                                                                                   1.097           --
                                                                                   0.834           --
                                                                                   0.616           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.191           --
                                                                                   1.149           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.166           --
                                                                                   1.158           --
                                                                                   1.192           --
                                                                                   1.179           --
                                                                                   1.141           --
                                                                                   1.102           --
                                                                                   1.079           --
                                                                                   1.107           --
                                                                                   1.084           --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 1.573           --
                                                                                   1.456           --
                                                                                   1.235           --
                                                                                   1.125           --
                                                                                   1.109           --
                                                                                   1.035           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 1.499           --
                                                                                   1.386           --
                                                                                   1.061           --
                                                                                   0.962           --
                                                                                   1.026           --
                                                                                   0.937           --
                                                                                   0.727           --

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
Money Market Portfolio
 Money Market Subaccount (10/97).................................................... 2006   1.000
                                                                                     2005   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.099
                                                                                     2005   1.063
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.048
                                                                                     2006   1.065
                                                                                     2005   1.068
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.155
                                                                                     2008   1.128
                                                                                     2007   1.061
                                                                                     2006   1.046
                                                                                     2005   1.045
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.309
                                                                                     2007   1.214
                                                                                     2006   1.118
                                                                                     2005   1.067
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.587
                                                                                     2006   1.271
                                                                                     2005   1.159
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.431
                                                                                     2006   1.248
                                                                                     2005   1.193
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.121
                                                                                     2005   1.055
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.023
                                                                                     2005   1.043
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.230
                                                                                     2005   1.119
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.126
                                                                                     2005   1.102
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.081
                                                                                     2005   1.079
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.111
                                                                                     2005   1.080
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.114
                                                                                     2005   1.049
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.073
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.060
                                                                                     2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033
                                                                                     2005   1.000
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.231
                                                                                     2005   1.124
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 2006   1.081
                                                                                     2005   1.074
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 2006   1.103
                                                                                     2005   1.096
 Travelers MFS(R) Value Subaccount (5/04)........................................... 2006   1.172
                                                                                     2005   1.127



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
Money Market Portfolio
 Money Market Subaccount (10/97).................................................... 1.006                    --
                                                                                     1.000                    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 1.158                    --
                                                                                     1.099                    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 1.067                    --
                                                                                     1.048                85,520
                                                                                     1.065                78,316
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 1.191                    --
                                                                                     1.155                27,149
                                                                                     1.128                27,208
                                                                                     1.061                48,029
                                                                                     1.046                40,750
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 1.211                    --
                                                                                     1.309                    --
                                                                                     1.214                    --
                                                                                     1.118                    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 1.714                    --
                                                                                     1.587                    --
                                                                                     1.271                    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 1.525                    --
                                                                                     1.431                33,934
                                                                                     1.248                33,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 1.191                    --
                                                                                     1.121                    --
 Travelers Convertible Securities Subaccount (5/00)................................. 1.087                    --
                                                                                     1.023                    --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 1.340                    --
                                                                                     1.230                    --
 Travelers Equity Income Subaccount (11/99)......................................... 1.180                    --
                                                                                     1.126                    --
 Travelers Federated High Yield Subaccount (5/00)................................... 1.106                    --
                                                                                     1.081                    --
 Travelers Federated Stock Subaccount (5/00)........................................ 1.148                    --
                                                                                     1.111                    --
 Travelers Large Cap Subaccount (11/99)............................................. 1.145                    --
                                                                                     1.114                    --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 1.138                    --
                                                                                     1.073                    --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 1.028                    --
                                                                                     1.026                60,113
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 1.076                    --
                                                                                     1.042                20,075
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 1.103                    --
                                                                                     1.060                    --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 1.051                    --
                                                                                     1.033                    --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 1.304                    --
                                                                                     1.231                    --
 Travelers MFS(R) Mid Cap Growth Subaccount (5/00).................................. 1.142                    --
                                                                                     1.081                    --
 Travelers MFS(R) Total Return Subaccount (11/99)................................... 1.136                    --
                                                                                     1.103                    --
 Travelers MFS(R) Value Subaccount (5/04)........................................... 1.264                    --
                                                                                     1.172                    --

                             PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.226           1.405                    --
                                                                          2005   1.145           1.226                    --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.133           1.199                    --
                                                                          2005   1.093           1.133                10,627
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.058           1.110                    --
                                                                          2005   1.000           1.058                    --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.119           1.127                    --
                                                                          2005   1.104           1.119                    --
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.025           1.013                    --
                                                                          2005   1.032           1.025                    --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.095           1.140                    --
                                                                          2005   1.098           1.095                    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.131           1.299                    --
                                                                          2005   1.000           1.131                    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103           1.263                    --
                                                                          2005   1.000           1.103                    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.094           1.052                    --
                                                                          2005   1.073           1.094                    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.476           1.577                    --
                                                                          2013   1.272           1.476                    --
                                                                          2012   1.176           1.272                    --
                                                                          2011   1.204           1.176                    --
                                                                          2010   1.098           1.204                    --
                                                                          2009   0.915           1.098                    --
                                                                          2008   1.252           0.915                    --
                                                                          2007   1.155           1.252                    --
                                                                          2006   1.097           1.155                    --
                                                                          2005   1.076           1.097                    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.782           0.981                    --
                                                                          2008   1.246           0.782                    --
                                                                          2007   1.306           1.246                    --
                                                                          2006   1.151           1.306                    --
                                                                          2005   1.131           1.151                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.698           0.714                    --
                                                                          2008   1.255           0.698                    --
                                                                          2007   1.142           1.255                    --
                                                                          2006   1.094           1.142                    --
                                                                          2005   1.038           1.094                    --


------------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Fund was renamed.




               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio



FUND REORGANIZATION
The following former Underlying Fund was reorganized.




                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company USA. A list of the contents of the Statement of Additional Information is set forth below:

       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER

       DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       Condensed Financial Information

       FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company USA Statement of Additional Information dated is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company USA, P.O. Box 10366, Des Moines, IA 50306-0366.

Name:

Address:


MIC-Book-05-09-86

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                 VINTAGE XTRA
                           VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2015



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY



                         METLIFE INSURANCE COMPANY USA

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company USA (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

MetLife Insurance Company USA, Annuity Investor Services, P.O. Box 103666, Des

Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
           ------------------



























                                                               MIC-Book-05-09-86

                               TABLE OF CONTENTS



                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................    2
VALUATION OF ASSETS................................................    2
   Funding Options.................................................    2
   The Contract Value..............................................    2
   Accumulation Unit Value.........................................    3
   Annuity Unit Value..............................................    3
   Calculation Of Money Market Yield...............................    3
FEDERAL TAX CONSIDERATIONS.........................................    4
   Mandatory Distributions for Qualified Plans.....................    4
   Nonqualified Annuity Contracts..................................    4
   Individual Retirement Annuities.................................    5
   Simple Plan IRA Form............................................    5
   Roth IRAs.......................................................    5
   Qualified Pension and Profit-Sharing Plans......................    5
   Section-403(b) Plans............................................    6
   Federal Income Tax Withholding..................................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    7
CUSTODIAN..........................................................    7
CONDENSED FINANCIAL INFORMATION -- Vintage XTRA....................    8
CONDENSED FINANCIAL INFORMATION -- Vintage Xtra Series II..........  140
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect XTRA........  296
FINANCIAL STATEMENTS...............................................  427

                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2014........$43,885,979                     $0
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus
(b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).


If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2015, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $53,000 for 2015 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM



Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2015 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2015 is $53,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2015. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS



Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2015).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, its mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests as described in Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN

MetLife Insurance Company USA, 111225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --

                                  Vintage XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.080       1.156            --
                                                                            2006   1.000       1.080        21,186
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)...................... 2006   0.808       0.849            --
                                                                            2005   0.777       0.808        26,568
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   0.903       0.454            --
                                                                            2007   0.785       0.903       257,998
                                                                            2006   0.775       0.785       258,010
                                                                            2005   0.730       0.775       274,148
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.154       1.206            --
                                                                            2005   1.121       1.154            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   0.749       0.733            --
                                                                            2005   0.663       0.749       587,791
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.120       2.135            --
                                                                            2013   1.668       2.120            --
                                                                            2012   1.383       1.668           344
                                                                            2011   1.542       1.383           349
                                                                            2010   1.402       1.542         3,978
                                                                            2009   1.001       1.402       101,125
                                                                            2008   1.651       1.001       121,884
                                                                            2007   1.461       1.651       155,396
                                                                            2006   1.233       1.461       378,365
                                                                            2005   1.098       1.233       362,506
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.846       1.972       108,248
                                                                            2013   1.442       1.846       110,165
                                                                            2012   1.243       1.442       112,013
                                                                            2011   1.320       1.243       113,293
                                                                            2010   1.130       1.320       266,154
                                                                            2009   0.823       1.130       474,750
                                                                            2008   1.493       0.823       519,168
                                                                            2007   1.351       1.493       655,341
                                                                            2006   1.245       1.351       832,088
                                                                            2005   1.089       1.245       817,588
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.957       2.131         6,107
                                                                            2013   1.489       1.957         6,110
                                                                            2012   1.288       1.489        26,237
                                                                            2011   1.334       1.288        55,157
                                                                            2010   1.216       1.334       143,904
                                                                            2009   0.942       1.216       225,504
                                                                            2008   1.539       0.942       320,159
                                                                            2007   1.489       1.539       413,323
                                                                            2006   1.314       1.489       506,326
                                                                            2005   1.261       1.314       593,898
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   0.670       0.663            --
                                                                            2005   0.576       0.670        61,171
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   2.325       3.034            --
                                                                            2005   2.204       2.325        68,548
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.309       1.424            --
                                                                            2005   1.207       1.309            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.456            --
                                                                              2005   1.205       1.306        19,564
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.074       2.282        14,992
                                                                              2013   1.607       2.074        14,995
                                                                              2012   1.404       1.607        15,002
                                                                              2011   1.465       1.404        15,011
                                                                              2010   1.271       1.465        19,343
                                                                              2009   0.952       1.271        52,718
                                                                              2008   1.686       0.952        57,254
                                                                              2007   1.458       1.686        57,905
                                                                              2006   1.328       1.458        25,365
                                                                              2005   1.155       1.328        25,383
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.027       3.159         4,952
                                                                              2013   2.264       3.027         5,634
                                                                              2012   2.008       2.264         6,019
                                                                              2011   2.289       2.008        36,830
                                                                              2010   1.809       2.289        35,891
                                                                              2009   1.315       1.809        25,963
                                                                              2008   2.213       1.315         7,629
                                                                              2007   1.950       2.213        48,181
                                                                              2006   1.763       1.950        38,034
                                                                              2005   1.518       1.763        41,237
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.602       1.649       183,956
                                                                              2013   1.429       1.602       184,872
                                                                              2012   1.289       1.429       186,136
                                                                              2011   1.279       1.289       187,670
                                                                              2010   1.153       1.279       188,819
                                                                              2009   0.864       1.153       252,486
                                                                              2008   1.249       0.864       208,464
                                                                              2007   1.223       1.249       196,279
                                                                              2006   1.051       1.223        24,308
                                                                              2005   1.000       1.051        25,265
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.253       1.460            --
                                                                              2005   1.152       1.253        84,767
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.411       1.492        49,319
                                                                              2013   1.038       1.411        49,319
                                                                              2012   0.951       1.038        49,319
                                                                              2011   1.016       0.951        49,319
                                                                              2010   0.809       1.016        55,302
                                                                              2009   0.572       0.809        55,310
                                                                              2008   1.011       0.572        55,318
                                                                              2007   0.924       1.011        90,682
                                                                              2006   0.864       0.924        97,574
                                                                              2005   0.837       0.864       101,968
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.556       1.655            --
                                                                              2007   2.806       3.556         4,300
                                                                              2006   2.226       2.806         6,366
                                                                              2005   1.775       2.226            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.654       1.446        51,545
                                                                              2013   1.366       1.654        51,547
                                                                              2012   1.174       1.366        51,549
                                                                              2011   1.335       1.174        75,850
                                                                              2010   1.252       1.335       232,263
                                                                              2009   0.928       1.252       424,953
                                                                              2008   1.582       0.928       448,995
                                                                              2007   1.392       1.582       571,459
                                                                              2006   1.165       1.392       629,814
                                                                              2005   1.074       1.165       643,897
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.258       1.508            --
                                                                              2005   1.174       1.258        22,978
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   0.922       1.019            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   0.710       0.922            --
                                                                                   2012   0.617       0.710            --
                                                                                   2011   0.637       0.617            --
                                                                                   2010   0.516       0.637            --
                                                                                   2009   0.363       0.516            --
                                                                                   2008   0.657       0.363            --
                                                                                   2007   0.548       0.657            --
                                                                                   2006   0.492       0.548            --
                                                                                   2005   0.446       0.492            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.544       1.733            --
                                                                                   2005   1.508       1.544         3,347
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.952       1.013            --
                                                                                   2006   0.901       0.952            --
                                                                                   2005   0.861       0.901            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.271       1.346            --
                                                                                   2009   1.069       1.271            --
                                                                                   2008   1.851       1.069            --
                                                                                   2007   1.793       1.851            --
                                                                                   2006   1.582       1.793        13,368
                                                                                   2005   1.508       1.582        13,393
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.382       2.822       105,532
                                                                                   2013   1.638       2.382       106,266
                                                                                   2012   1.402       1.638       107,478
                                                                                   2011   1.390       1.402       116,492
                                                                                   2010   1.130       1.390       158,930
                                                                                   2009   0.853       1.130       281,793
                                                                                   2008   1.455       0.853       345,119
                                                                                   2007   1.456       1.455       373,650
                                                                                   2006   1.360       1.456       405,494
                                                                                   2005   1.238       1.360       451,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.913       1.923            --
                                                                                   2013   1.471       1.913       105,550
                                                                                   2012   1.300       1.471       115,190
                                                                                   2011   1.408       1.300       138,148
                                                                                   2010   1.227       1.408       175,746
                                                                                   2009   0.964       1.227       206,129
                                                                                   2008   1.544       0.964       336,437
                                                                                   2007   1.549       1.544       469,731
                                                                                   2006   1.348       1.549       319,625
                                                                                   2005   1.307       1.348       392,782
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.745       1.906            --
                                                                                   2013   1.364       1.745            --
                                                                                   2012   1.195       1.364            --
                                                                                   2011   1.184       1.195        47,047
                                                                                   2010   1.068       1.184        49,972
                                                                                   2009   0.889       1.068        87,058
                                                                                   2008   1.277       0.889        64,335
                                                                                   2007   1.197       1.277        52,880
                                                                                   2006   1.060       1.197        53,599
                                                                                   2005   1.032       1.060        54,396
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.151       1.133            --
                                                                                   2008   1.657       1.151        36,352
                                                                                   2007   1.660       1.657        36,352
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.457       1.539            --
                                                                                   2010   1.314       1.457        33,642
                                                                                   2009   0.952       1.314        36,629
                                                                                   2008   1.672       0.952        36,645
                                                                                   2007   1.668       1.672        37,712
                                                                                   2006   1.492       1.668        40,543
                                                                                   2005   1.440       1.492        40,543
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   0.892       0.970            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2010   0.810
                                                                                           2009   0.675
                                                                                           2008   0.960
                                                                                           2007   0.916
                                                                                           2006   0.789
                                                                                           2005   0.804
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 2014   1.324
                                                                                           2013   1.068
                                                                                           2012   0.950
                                                                                           2011   0.967
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2014   1.868
                                                                                           2013   1.510
                                                                                           2012   1.345
                                                                                           2011   1.269
                                                                                           2010   1.150
                                                                                           2009   0.953
                                                                                           2008   1.489
                                                                                           2007   1.436
                                                                                           2006   1.321
                                                                                           2005   1.287
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.483
                                                                                           2013   1.093
                                                                                           2012   0.923
                                                                                           2011   0.944
                                                                                           2010   0.874
                                                                                           2009   0.624
                                                                                           2008   1.010
                                                                                           2007   0.975
                                                                                           2006   0.947
                                                                                           2005   0.915
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.875
                                                                                           2013   1.439
                                                                                           2012   1.255
                                                                                           2011   1.215
                                                                                           2010   1.128
                                                                                           2009   0.921
                                                                                           2008   1.453
                                                                                           2007   1.421
                                                                                           2006   1.221
                                                                                           2005   1.165
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.569
                                                                                           2013   1.900
                                                                                           2012   1.638
                                                                                           2011   1.732
                                                                                           2010   1.436
                                                                                           2009   1.073
                                                                                           2008   1.685
                                                                                           2007   1.598
                                                                                           2006   1.414
                                                                                           2005   1.327
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.893
                                                                                           2013   1.999
                                                                                           2012   1.701
                                                                                           2011   1.705
                                                                                           2010   1.384
                                                                                           2009   0.985
                                                                                           2008   1.688
                                                                                           2007   1.559
                                                                                           2006   1.405
                                                                                           2005   1.361
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.631
                                                                                           2008   1.026
                                                                                           2007   0.994
                                                                                           2006   0.877
                                                                                           2005   0.855
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.683



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           0.892         5,971
                                                                                           0.810         5,981
                                                                                           0.675         5,991
                                                                                           0.960         6,000
                                                                                           0.916         6,007
                                                                                           0.789         6,016
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11).................... 1.480            --
                                                                                           1.324            --
                                                                                           1.068            --
                                                                                           0.950            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).................. 2.086        11,275
                                                                                           1.868        11,295
                                                                                           1.510        11,318
                                                                                           1.345       102,587
                                                                                           1.269       125,867
                                                                                           1.150       126,975
                                                                                           0.953       128,025
                                                                                           1.489       129,910
                                                                                           1.436       131,093
                                                                                           1.321       133,427
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.664       100,417
                                                                                           1.483       104,888
                                                                                           1.093        87,794
                                                                                           0.923       119,669
                                                                                           0.944       118,050
                                                                                           0.874       142,943
                                                                                           0.624       129,137
                                                                                           1.010       132,422
                                                                                           0.975       185,933
                                                                                           0.947       290,684
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.061        79,333
                                                                                           1.875        79,336
                                                                                           1.439        79,340
                                                                                           1.255        79,396
                                                                                           1.215        80,260
                                                                                           1.128       101,945
                                                                                           0.921       125,051
                                                                                           1.453       192,644
                                                                                           1.421       228,253
                                                                                           1.221       227,875
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.733        43,478
                                                                                           2.569        43,793
                                                                                           1.900        44,169
                                                                                           1.638        44,631
                                                                                           1.732        45,248
                                                                                           1.436        80,649
                                                                                           1.073        81,041
                                                                                           1.685        93,475
                                                                                           1.598       116,456
                                                                                           1.414       117,120
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.963            --
                                                                                           2.893            --
                                                                                           1.999            --
                                                                                           1.701         4,004
                                                                                           1.705         4,004
                                                                                           1.384         4,004
                                                                                           0.985         4,004
                                                                                           1.688        14,594
                                                                                           1.559        14,568
                                                                                           1.405        15,629
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.614            --
                                                                                           0.631        45,995
                                                                                           1.026        49,310
                                                                                           0.994        69,147
                                                                                           0.877        67,852
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.594            --

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2010   0.669       0.683            --
                                                                                      2009   0.529       0.669        20,467
                                                                                      2008   0.949       0.529        20,479
                                                                                      2007   0.907       0.949        20,489
                                                                                      2006   0.732       0.907        22,807
                                                                                      2005   0.666       0.732        22,817
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.605       1.635            --
                                                                                      2006   1.453       1.605        36,352
                                                                                      2005   1.425       1.453        36,352
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.986       0.974            --
                                                                                      2010   0.917       0.986        49,261
                                                                                      2009   0.794       0.917        53,593
                                                                                      2008   1.024       0.794        53,616
                                                                                      2007   1.026       1.024        55,141
                                                                                      2006   1.002       1.026        59,269
                                                                                      2005   0.994       1.002        59,269
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.412       1.439            --
                                                                                      2010   1.286       1.412         9,427
                                                                                      2009   1.095       1.286       109,470
                                                                                      2008   1.288       1.095        78,697
                                                                                      2007   1.284       1.288        78,704
                                                                                      2006   1.238       1.284       111,510
                                                                                      2005   1.226       1.238       117,393
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.928       1.892        41,444
                                                                                      2013   1.794       1.928        41,449
                                                                                      2012   1.547       1.794        41,454
                                                                                      2011   1.535       1.547        50,317
                                                                                      2010   1.337       1.535        50,324
                                                                                      2009   0.850       1.337        68,378
                                                                                      2008   1.233       0.850       135,675
                                                                                      2007   1.249       1.233       236,204
                                                                                      2006   1.144       1.249       254,864
                                                                                      2005   1.133       1.144       257,876
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.128       1.122            --
                                                                                      2009   1.143       1.128        70,008
                                                                                      2008   1.132       1.143       226,817
                                                                                      2007   1.097       1.132        43,161
                                                                                      2006   1.065       1.097        47,640
                                                                                      2005   1.052       1.065        50,261
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.546       1.622            --
                                                                                      2006   1.330       1.546       389,440
                                                                                      2005   1.299       1.330       318,767
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)......................................... 2007   1.233       1.296            --
                                                                                      2006   1.059       1.233       106,014
                                                                                      2005   1.010       1.059       115,169
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.259       1.344            --
                                                                                      2006   1.134       1.259         4,251
                                                                                      2005   1.098       1.134         4,254
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.616       1.679            --
                                                                                      2006   1.400       1.616            --
                                                                                      2005   1.378       1.400            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.807       1.991            --
                                                                                      2006   1.636       1.807        51,049
                                                                                      2005   1.536       1.636        64,733
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.059       1.185        10,270

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.037       1.059        10,951
                                                                          2012   0.835       1.037        15,907
                                                                          2011   0.895       0.835         9,165
                                                                          2010   0.782       0.895        10,106
                                                                          2009   0.588       0.782        65,940
                                                                          2008   1.023       0.588        65,954
                                                                          2007   1.220       1.023        68,018
                                                                          2006   1.003       1.220       201,566
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.064       1.108            --
                                                                          2013   0.837       1.064            --
                                                                          2012   0.693       0.837            --
                                                                          2011   0.760       0.693         4,041
                                                                          2010   0.704       0.760         4,047
                                                                          2009   0.499       0.704        68,875
                                                                          2008   0.872       0.499        74,861
                                                                          2007   0.680       0.872       165,196
                                                                          2006   0.663       0.680        64,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.600       1.487       378,920
                                                                          2013   1.243       1.600       487,064
                                                                          2012   0.975       1.243       835,900
                                                                          2011   1.152       0.975     1,000,815
                                                                          2010   1.004       1.152     1,345,374
                                                                          2009   0.656       1.004     1,934,157
                                                                          2008   1.124       0.656     1,836,197
                                                                          2007   1.152       1.124     2,095,796
                                                                          2006   1.046       1.152     1,906,863
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.349       1.456       456,464
                                                                          2013   1.052       1.349       625,297
                                                                          2012   0.932       1.052       772,372
                                                                          2011   0.984       0.932     1,055,377
                                                                          2010   0.796       0.984     1,236,162
                                                                          2009   0.639       0.796     1,560,801
                                                                          2008   1.061       0.639     2,274,707
                                                                          2007   1.072       1.061     2,834,109
                                                                          2006   1.015       1.072       265,388
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.224       2.368            --
                                                                          2013   1.608       2.224            --
                                                                          2012   1.379       1.608            --
                                                                          2011   1.413       1.379            --
                                                                          2010   1.135       1.413            --
                                                                          2009   0.860       1.135            --
                                                                          2008   1.423       0.860            --
                                                                          2007   1.298       1.423            --
                                                                          2006   1.307       1.298            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.917       1.975         5,104
                                                                          2013   1.462       1.917         5,476
                                                                          2012   1.285       1.462            --
                                                                          2011   1.452       1.285            --
                                                                          2010   1.235       1.452            --
                                                                          2009   0.972       1.235            --
                                                                          2008   1.321       0.972        25,715
                                                                          2007   1.355       1.321         5,535
                                                                          2006   1.271       1.355            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.603       0.573            --
                                                                          2008   1.069       0.603            --
                                                                          2007   0.971       1.069            --
                                                                          2006   0.982       0.971            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.656       1.656            --
                                                                          2013   1.559       1.656            --
                                                                          2012   1.296       1.559            --
                                                                          2011   1.413       1.296            --
                                                                          2010   1.351       1.413            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2014   1.259       1.302            --
                                                                          2013   0.988       1.259            --
                                                                          2012   0.860       0.988            --
                                                                          2011   1.005       0.860            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
                                                                               2006   1.003       1.029     1,483,444
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.628       2.418            --
                                                                               2013   2.811       2.628            --
                                                                               2012   2.402       2.811            --
                                                                               2011   3.003       2.402            --
                                                                               2010   2.467       3.003            --
                                                                               2009   1.484       2.467            --
                                                                               2008   3.240       1.484           688
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086            --
                                                                               2011   1.125       1.048            --
                                                                               2010   0.930       1.125            --
                                                                               2009   0.691       0.930            --
                                                                               2008   1.138       0.691            --
                                                                               2007   1.284       1.138         1,213
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.357       1.364       534,975
                                                                               2013   1.085       1.357       881,659
                                                                               2012   0.910       1.085     1,087,181
                                                                               2011   1.009       0.910     1,408,040
                                                                               2010   0.885       1.009     1,863,194
                                                                               2009   0.643       0.885     2,021,514
                                                                               2008   1.099       0.643     2,368,087
                                                                               2007   1.051       1.099     2,003,230
                                                                               2006   0.996       1.051     2,023,762
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.457       1.480       635,327
                                                                               2013   1.627       1.457       917,957
                                                                               2012   1.512       1.627     1,855,085
                                                                               2011   1.378       1.512     2,109,746
                                                                               2010   1.297       1.378     2,098,955
                                                                               2009   1.113       1.297     2,252,453
                                                                               2008   1.211       1.113     2,367,703
                                                                               2007   1.144       1.211     1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.774       1.819       103,504
                                                                               2013   1.838       1.774       109,440
                                                                               2012   1.709       1.838       115,632
                                                                               2011   1.683       1.709       122,485
                                                                               2010   1.581       1.683       127,657
                                                                               2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   2.017       2.206            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.540       2.017            --
                                                                          2012   1.415       1.540            --
                                                                          2011   1.506       1.415            --
                                                                          2010   1.317       1.506            --
                                                                          2009   1.080       1.317            --
                                                                          2008   1.634       1.080            --
                                                                          2007   1.582       1.634            --
                                                                          2006   1.471       1.582            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299            --
                                                                          2006   1.118       1.177            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.171       2.234        19,116
                                                                          2013   2.172       2.171        23,004
                                                                          2012   1.977       2.172        24,397
                                                                          2011   1.939       1.977        18,443
                                                                          2010   1.756       1.939        19,657
                                                                          2009   1.341       1.756        30,096
                                                                          2008   1.526       1.341        22,770
                                                                          2007   1.455       1.526        30,308
                                                                          2006   1.404       1.455        54,184
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.333       1.486       787,735
                                                                          2013   1.012       1.333       971,266
                                                                          2012   0.872       1.012     1,350,994
                                                                          2011   0.923       0.872     1,656,873
                                                                          2010   0.802       0.923     2,195,981
                                                                          2009   0.688       0.802     2,696,740
                                                                          2008   1.098       0.688     3,471,471
                                                                          2007   1.076       1.098     4,761,488
                                                                          2006   1.001       1.076     3,596,322
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.925       2.101       103,736
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.002       1.051            --
                                                                          2006   0.947       1.002        35,730
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.225       1.370        15,200
                                                                          2013   0.928       1.225        15,869
                                                                          2012   0.831       0.928        16,052
                                                                          2011   0.842       0.831        18,627
                                                                          2010   0.760       0.842        19,067
                                                                          2009   0.648       0.760        19,124
                                                                          2008   1.050       0.648        18,248
                                                                          2007   1.042       1.050        35,490
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.521       1.600         7,375
                                                                          2013   1.560       1.521         7,995
                                                                          2012   1.476       1.560         8,013
                                                                          2011   1.409       1.476         8,031
                                                                          2010   1.324       1.409         8,050
                                                                          2009   1.231       1.324        17,747
                                                                          2008   1.297       1.231        32,618
                                                                          2007   1.242       1.297        32,624
                                                                          2006   1.196       1.242        65,987
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.165       1.249        27,510
                                                                          2013   0.882       1.165        31,220
                                                                          2012   0.784       0.882        56,653
                                                                          2011   0.875       0.784        34,800
                                                                          2010   0.742       0.875        35,366
                                                                          2009   0.589       0.742       122,075
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.030       1.013            --
                                                                          2013   1.046       1.030            --
                                                                          2012   1.063       1.046           599
                                                                          2011   1.080       1.063           618
                                                                          2010   1.092       1.080         8,979
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.431       0.426            --
                                                                          2008   0.733       0.431     2,992,918
                                                                          2007   0.745       0.733     3,506,992
                                                                          2006   0.725       0.745     2,566,753
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.469       0.489            --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2008   0.863       0.469       178,720
                                                                       2007   0.844       0.863       187,810
                                                                       2006   0.832       0.844       214,405
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.188       1.308            --
                                                                       2012   1.044       1.188        66,065
                                                                       2011   1.132       1.044        68,342
                                                                       2010   1.005       1.132        68,647
                                                                       2009   0.839       1.005        69,742
                                                                       2008   1.397       0.839        69,159
                                                                       2007   1.364       1.397       126,317
                                                                       2006   1.330       1.364       177,571
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.841       0.919        79,462
                                                                       2013   0.644       0.841        80,658
                                                                       2012   0.591       0.644        80,190
                                                                       2011   0.620       0.591        90,497
                                                                       2010   0.547       0.620       117,341
                                                                       2009   0.372       0.547       161,174
                                                                       2008   0.697       0.372       130,868
                                                                       2007   0.588       0.697       133,836
                                                                       2006   0.603       0.588       166,896
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.318       1.415        53,026
                                                                       2013   0.978       1.318        53,026
                                                                       2012   0.858       0.978        53,030
                                                                       2011   0.867       0.858        53,035
                                                                       2010   0.790       0.867       219,443
                                                                       2009   0.573       0.790       254,064
                                                                       2008   0.864       0.573       254,528
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2007   1.060       1.077            --
                                                                       2006   1.002       1.060            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.314       1.351            --
                                                                       2013   1.280       1.314            --
                                                                       2012   1.191       1.280            --
                                                                       2011   1.172       1.191            --
                                                                       2010   1.083       1.172            --
                                                                       2009   0.913       1.083            --
                                                                       2008   1.083       0.913            --
                                                                       2007   1.043       1.083            --
                                                                       2006   1.001       1.043            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.328       1.372            --
                                                                       2013   1.217       1.328            --
                                                                       2012   1.109       1.217            --
                                                                       2011   1.115       1.109            --
                                                                       2010   1.016       1.115            --
                                                                       2009   0.835       1.016            --
                                                                       2008   1.082       0.835            --
                                                                       2007   1.049       1.082       235,067
                                                                       2006   1.002       1.049            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.325       1.369            --
                                                                       2013   1.141       1.325            --
                                                                       2012   1.024       1.141            --
                                                                       2011   1.055       1.024            --
                                                                       2010   0.947       1.055            --
                                                                       2009   0.760       0.947            --
                                                                       2008   1.083       0.760            --
                                                                       2007   1.054       1.083        67,813
                                                                       2006   1.002       1.054        67,850
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.304       1.351            --
                                                                       2013   1.066       1.304            --
                                                                       2012   0.939       1.066            --
                                                                       2011   0.991       0.939            --
                                                                       2010   0.878       0.991            --
                                                                       2009   0.691       0.878            --
                                                                       2008   1.083       0.691            --
                                                                       2007   1.059       1.083            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.297       1.443        10,313

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.000
                                                                                           2012   0.881
                                                                                           2011   0.881
                                                                                           2010   0.781
                                                                                           2009   0.635
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.894
                                                                                           2013   1.620
                                                                                           2012   1.479
                                                                                           2011   1.470
                                                                                           2010   1.360
                                                                                           2009   1.167
                                                                                           2008   1.527
                                                                                           2007   1.489
                                                                                           2006   1.393
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.223
                                                                                           2013   1.664
                                                                                           2012   1.450
                                                                                           2011   1.461
                                                                                           2010   1.332
                                                                                           2009   1.120
                                                                                           2008   1.485
                                                                                           2007   1.402
                                                                                           2006   1.269
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.587
                                                                                           2013   1.599
                                                                                           2012   1.460
                                                                                           2011   1.440
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.975
                                                                                           2013   1.505
                                                                                           2012   1.358
                                                                                           2011   1.536
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
                                                                                           2006   1.214
                                                                                           2005   1.204
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
                                                                                           2006   0.810
                                                                                           2005   0.767
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393
                                                                                           2006   1.108
                                                                                           2005   1.003
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.945
                                                                                           2006   1.685
                                                                                           2005   1.599
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.923
                                                                                           2005   0.862
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.266
                                                                                           2005   1.231



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.297        10,828
                                                                                           1.000        10,838
                                                                                           0.881        10,850
                                                                                           0.881        10,864
                                                                                           0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2.021       137,456
                                                                                           1.894       142,280
                                                                                           1.620       152,785
                                                                                           1.479       171,802
                                                                                           1.470       172,757
                                                                                           1.360       240,392
                                                                                           1.167       301,777
                                                                                           1.527       346,080
                                                                                           1.489       370,563
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.424            --
                                                                                           2.223            --
                                                                                           1.664            --
                                                                                           1.450            --
                                                                                           1.461            --
                                                                                           1.332            --
                                                                                           1.120            --
                                                                                           1.485        10,677
                                                                                           1.402            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.758        42,691
                                                                                           1.641        42,691
                                                                                           1.202        42,691
                                                                                           1.029        45,010
                                                                                           1.060       228,223
                                                                                           0.922       263,571
                                                                                           0.655       268,196
                                                                                           1.148       362,118
                                                                                           1.069       407,590
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.644         8,806
                                                                                           1.587         9,409
                                                                                           1.599         9,415
                                                                                           1.460         9,421
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.145            --
                                                                                           1.975            --
                                                                                           1.505            --
                                                                                           1.358            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
                                                                                           1.117         9,383
                                                                                           1.127       101,465
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415            --
                                                                                           1.369       160,922
                                                                                           1.328       256,667
                                                                                           1.241       284,670
                                                                                           1.214       350,967
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.536            --
                                                                                           0.961        11,352
                                                                                           0.885        11,362
                                                                                           0.810        11,374
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508            --
                                                                                           1.393       114,334
                                                                                           1.108        13,188
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.077            --
                                                                                           1.945        92,301
                                                                                           1.685       120,081
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.982            --
                                                                                           0.923            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.330            --
                                                                                           1.266       206,627

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.808       0.832            --
                                                                                     2005   0.755       0.808       172,921
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035            --
                                                                                     2005   1.000       1.031            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111            --
                                                                                     2005   1.000       1.065            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058            --
                                                                                     2005   1.000       1.037            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.208       1.196            --
                                                                                     2005   1.211       1.208        71,559
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.891       0.947            --
                                                                                     2005   0.808       0.891        18,532
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.569       0.603            --
                                                                                     2005   0.561       0.569       164,440
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.350       1.393            --
                                                                                     2005   1.332       1.350       503,733
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269            --
                                                                                     2005   1.121       1.174            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.912       1.048            --
                                                                                     2005   0.846       0.912        23,507
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471            --
                                                                                     2005   1.329       1.386            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.390       1.404            --
                                                                                     2005   1.363       1.390        72,521
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.734       0.766            --
                                                                                     2005   0.731       0.734        58,711
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307            --
                                                                                     2005   1.000       1.136            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271            --
                                                                                     2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.701       0.727            --
                                                                                     2005   0.660       0.701        51,456





                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.080       1.156             --
                                                                       2006   1.000       1.080        769,166
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   0.808       0.849             --
                                                                       2005   0.777       0.808      1,363,696
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   0.901       0.860             --
                                                                       2007   0.783       0.901      8,646,117
                                                                       2006   0.773       0.783      9,978,743
                                                                       2005   0.728       0.773     11,930,879

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.154       1.206             --
                                                                              2005   1.121       1.154        860,834
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   0.747       0.730             --
                                                                              2005   0.661       0.747     16,224,219
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.114       2.129      3,841,870
                                                                              2013   1.663       2.114      4,332,567
                                                                              2012   1.379       1.663      5,280,344
                                                                              2011   1.538       1.379      6,514,739
                                                                              2010   1.398       1.538      9,476,151
                                                                              2009   0.999       1.398     12,011,686
                                                                              2008   1.647       0.999     15,443,389
                                                                              2007   1.457       1.647     20,719,476
                                                                              2006   1.229       1.457     21,324,458
                                                                              2005   1.095       1.229     20,626,162
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.841       1.966      8,253,963
                                                                              2013   1.438       1.841      9,673,781
                                                                              2012   1.240       1.438     11,677,384
                                                                              2011   1.316       1.240     14,075,830
                                                                              2010   1.127       1.316     19,265,722
                                                                              2009   0.821       1.127     25,266,325
                                                                              2008   1.489       0.821     28,245,812
                                                                              2007   1.347       1.489     33,531,749
                                                                              2006   1.242       1.347     37,310,477
                                                                              2005   1.086       1.242     39,485,611
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.952       2.125      6,297,990
                                                                              2013   1.485       1.952      7,298,591
                                                                              2012   1.285       1.485      8,769,660
                                                                              2011   1.330       1.285     10,739,373
                                                                              2010   1.213       1.330     15,307,491
                                                                              2009   0.939       1.213     18,741,597
                                                                              2008   1.535       0.939     22,823,743
                                                                              2007   1.485       1.535     29,775,419
                                                                              2006   1.310       1.485     32,511,078
                                                                              2005   1.258       1.310     33,596,778
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.669       0.662             --
                                                                              2005   0.575       0.669      3,750,757
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.320       3.029             --
                                                                              2005   2.200       2.320        809,694
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.309       1.424             --
                                                                              2005   1.207       1.309        242,084
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.456             --
                                                                              2005   1.205       1.306        154,639
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.068       2.276      1,909,953
                                                                              2013   1.603       2.068      2,238,571
                                                                              2012   1.400       1.603      2,623,013
                                                                              2011   1.461       1.400      3,334,401
                                                                              2010   1.268       1.461      4,897,089
                                                                              2009   0.950       1.268      6,760,810
                                                                              2008   1.682       0.950      7,731,186
                                                                              2007   1.454       1.682      8,767,872
                                                                              2006   1.324       1.454      9,186,011
                                                                              2005   1.151       1.324      9,626,857
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.027       3.159        530,589

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.264       3.027       630,294
                                                                              2012   2.008       2.264       782,493
                                                                              2011   2.289       2.008     1,104,556
                                                                              2010   1.809       2.289     1,463,609
                                                                              2009   1.315       1.809     1,883,633
                                                                              2008   2.213       1.315     2,043,755
                                                                              2007   1.950       2.213     2,637,765
                                                                              2006   1.763       1.950     2,908,493
                                                                              2005   1.518       1.763     3,011,375
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.602       1.649       962,316
                                                                              2013   1.429       1.602     1,129,540
                                                                              2012   1.289       1.429     1,288,335
                                                                              2011   1.279       1.289     1,524,507
                                                                              2010   1.153       1.279     2,044,756
                                                                              2009   0.864       1.153     2,079,680
                                                                              2008   1.249       0.864     1,785,440
                                                                              2007   1.223       1.249     1,878,115
                                                                              2006   1.051       1.223     1,533,415
                                                                              2005   1.000       1.051       747,880
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.253       1.460            --
                                                                              2005   1.152       1.253     2,456,692
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.407       1.488       816,111
                                                                              2013   1.035       1.407       978,806
                                                                              2012   0.949       1.035     1,130,892
                                                                              2011   1.013       0.949     1,496,809
                                                                              2010   0.806       1.013     2,323,197
                                                                              2009   0.571       0.806     3,277,086
                                                                              2008   1.009       0.571     3,688,622
                                                                              2007   0.921       1.009     4,366,432
                                                                              2006   0.861       0.921     4,854,654
                                                                              2005   0.835       0.861     5,773,635
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.556       3.235            --
                                                                              2007   2.806       3.556     1,211,669
                                                                              2006   2.226       2.806     1,491,865
                                                                              2005   1.775       2.226       891,920
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.649       1.442     1,381,616
                                                                              2013   1.363       1.649     1,667,248
                                                                              2012   1.171       1.363     2,116,713
                                                                              2011   1.332       1.171     2,661,870
                                                                              2010   1.248       1.332     3,609,994
                                                                              2009   0.926       1.248     4,395,974
                                                                              2008   1.577       0.926     5,647,036
                                                                              2007   1.388       1.577     7,216,761
                                                                              2006   1.162       1.388     7,720,877
                                                                              2005   1.071       1.162     7,177,426
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.258       1.508            --
                                                                              2005   1.174       1.258     1,198,837
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   0.921       1.017     1,322,442
                                                                              2013   0.708       0.921     1,437,706
                                                                              2012   0.615       0.708     2,150,823
                                                                              2011   0.636       0.615     2,772,653
                                                                              2010   0.515       0.636     3,991,778
                                                                              2009   0.362       0.515     4,235,388
                                                                              2008   0.655       0.362     4,977,675
                                                                              2007   0.547       0.655     5,611,076
                                                                              2006   0.491       0.547     5,648,036
                                                                              2005   0.445       0.491     6,562,405
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.544       1.733            --
                                                                              2005   1.508       1.544       675,530
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   0.952       1.013            --
                                                                              2006   0.901       0.952       580,031
                                                                              2005   0.861       0.901       605,607
Legg Mason Partners Variable Equity Trust

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.271       1.347             --
                                                                                   2009   1.069       1.271        365,946
                                                                                   2008   1.851       1.069        422,361
                                                                                   2007   1.793       1.851        440,270
                                                                                   2006   1.582       1.793        590,555
                                                                                   2005   1.508       1.582        800,522
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.375       2.814      4,006,640
                                                                                   2013   1.633       2.375      4,558,663
                                                                                   2012   1.398       1.633      5,754,084
                                                                                   2011   1.386       1.398      7,572,035
                                                                                   2010   1.127       1.386     10,246,619
                                                                                   2009   0.851       1.127     12,928,013
                                                                                   2008   1.451       0.851     15,465,605
                                                                                   2007   1.452       1.451     18,240,506
                                                                                   2006   1.356       1.452     20,905,676
                                                                                   2005   1.234       1.356     24,071,550
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.908       1.918             --
                                                                                   2013   1.467       1.908      3,866,806
                                                                                   2012   1.296       1.467      4,887,589
                                                                                   2011   1.404       1.296      6,093,396
                                                                                   2010   1.224       1.404      9,488,818
                                                                                   2009   0.961       1.224     12,638,705
                                                                                   2008   1.540       0.961     14,594,606
                                                                                   2007   1.545       1.540     17,163,265
                                                                                   2006   1.344       1.545     11,635,921
                                                                                   2005   1.304       1.344     13,601,899
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.740       1.900      2,051,844
                                                                                   2013   1.360       1.740      2,455,071
                                                                                   2012   1.192       1.360      3,112,732
                                                                                   2011   1.180       1.192      3,670,642
                                                                                   2010   1.065       1.180      5,066,071
                                                                                   2009   0.886       1.065      6,110,979
                                                                                   2008   1.274       0.886      6,552,136
                                                                                   2007   1.194       1.274      7,730,573
                                                                                   2006   1.057       1.194      8,501,134
                                                                                   2005   1.029       1.057      9,410,180
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.151       1.126             --
                                                                                   2008   1.657       1.151        372,657
                                                                                   2007   1.660       1.657        511,400
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.457       1.539             --
                                                                                   2010   1.314       1.457      1,532,453
                                                                                   2009   0.952       1.314      1,737,902
                                                                                   2008   1.672       0.952      2,007,342
                                                                                   2007   1.668       1.672      2,575,616
                                                                                   2006   1.492       1.668      3,239,922
                                                                                   2005   1.440       1.492      4,356,313
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   0.892       0.970             --
                                                                                   2010   0.810       0.892        199,611
                                                                                   2009   0.675       0.810        225,346
                                                                                   2008   0.960       0.675        399,696
                                                                                   2007   0.916       0.960        474,145
                                                                                   2006   0.789       0.916        390,779
                                                                                   2005   0.804       0.789        445,230
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.324       1.480         67,747
                                                                                   2013   1.068       1.324         68,944
                                                                                   2012   0.950       1.068         70,663
                                                                                   2011   0.967       0.950         94,109
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.868       2.086        697,545
                                                                                   2013   1.510       1.868        719,354
                                                                                   2012   1.345       1.510        810,389
                                                                                   2011   1.269       1.345        941,485
                                                                                   2010   1.150       1.269      1,226,787
                                                                                   2009   0.953       1.150      1,316,478
                                                                                   2008   1.489       0.953      1,704,335
                                                                                   2007   1.436       1.489      2,079,652
                                                                                   2006   1.321       1.436      2,566,864
                                                                                   2005   1.287       1.321      3,224,679

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.479
                                                                                           2013   1.090
                                                                                           2012   0.921
                                                                                           2011   0.942
                                                                                           2010   0.871
                                                                                           2009   0.622
                                                                                           2008   1.008
                                                                                           2007   0.972
                                                                                           2006   0.945
                                                                                           2005   0.912
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.870
                                                                                           2013   1.435
                                                                                           2012   1.252
                                                                                           2011   1.212
                                                                                           2010   1.125
                                                                                           2009   0.918
                                                                                           2008   1.449
                                                                                           2007   1.418
                                                                                           2006   1.218
                                                                                           2005   1.162
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.562
                                                                                           2013   1.895
                                                                                           2012   1.633
                                                                                           2011   1.727
                                                                                           2010   1.432
                                                                                           2009   1.070
                                                                                           2008   1.680
                                                                                           2007   1.594
                                                                                           2006   1.410
                                                                                           2005   1.323
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.885
                                                                                           2013   1.994
                                                                                           2012   1.696
                                                                                           2011   1.700
                                                                                           2010   1.380
                                                                                           2009   0.982
                                                                                           2008   1.683
                                                                                           2007   1.555
                                                                                           2006   1.401
                                                                                           2005   1.357
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.629
                                                                                           2008   1.023
                                                                                           2007   0.991
                                                                                           2006   0.875
                                                                                           2005   0.853
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.681
                                                                                           2010   0.667
                                                                                           2009   0.527
                                                                                           2008   0.947
                                                                                           2007   0.905
                                                                                           2006   0.730
                                                                                           2005   0.664
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.605
                                                                                           2006   1.453
                                                                                           2005   1.425
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.986
                                                                                           2010   0.917
                                                                                           2009   0.794
                                                                                           2008   1.024
                                                                                           2007   1.026
                                                                                           2006   1.002
                                                                                           2005   0.994
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.408



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 1.660      2,898,494
                                                                                           1.479      3,620,746
                                                                                           1.090      4,317,527
                                                                                           0.921      5,480,431
                                                                                           0.942      7,236,349
                                                                                           0.871      9,526,956
                                                                                           0.622     11,204,523
                                                                                           1.008     13,752,289
                                                                                           0.972     15,436,081
                                                                                           0.945     17,212,598
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.055      1,494,713
                                                                                           1.870      1,975,009
                                                                                           1.435      2,527,943
                                                                                           1.252      3,274,973
                                                                                           1.212      4,489,112
                                                                                           1.125      5,641,069
                                                                                           0.918      6,999,706
                                                                                           1.449      9,586,806
                                                                                           1.418      4,193,079
                                                                                           1.218      4,911,025
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.726      1,082,460
                                                                                           2.562      1,343,383
                                                                                           1.895      1,556,380
                                                                                           1.633      1,914,001
                                                                                           1.727      2,931,707
                                                                                           1.432      3,626,858
                                                                                           1.070      4,517,113
                                                                                           1.680      5,242,939
                                                                                           1.594      6,207,145
                                                                                           1.410      7,375,936
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.955        399,866
                                                                                           2.885        583,908
                                                                                           1.994        685,293
                                                                                           1.696        983,676
                                                                                           1.700      1,674,256
                                                                                           1.380      1,922,697
                                                                                           0.982      2,199,826
                                                                                           1.683      2,592,542
                                                                                           1.555      2,494,567
                                                                                           1.401      2,895,037
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.613             --
                                                                                           0.629      6,436,732
                                                                                           1.023      7,045,973
                                                                                           0.991      7,640,403
                                                                                           0.875      8,773,519
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.733             --
                                                                                           0.681      1,686,588
                                                                                           0.667      2,088,740
                                                                                           0.527      2,345,494
                                                                                           0.947      2,796,529
                                                                                           0.905      3,173,210
                                                                                           0.730      3,389,604
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.635             --
                                                                                           1.605        639,907
                                                                                           1.453        563,278
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.974             --
                                                                                           0.986        349,699
                                                                                           0.917        332,000
                                                                                           0.794        418,844
                                                                                           1.024        561,156
                                                                                           1.026        604,988
                                                                                           1.002        766,086
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.435             --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.283       1.408      1,952,151
                                                                          2009   1.092       1.283      2,918,886
                                                                          2008   1.285       1.092      3,726,724
                                                                          2007   1.280       1.285      4,399,085
                                                                          2006   1.234       1.280      5,076,427
                                                                          2005   1.223       1.234      5,668,330
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.923       1.886        814,371
                                                                          2013   1.789       1.923        982,215
                                                                          2012   1.543       1.789      1,710,193
                                                                          2011   1.531       1.543      1,919,616
                                                                          2010   1.334       1.531      2,732,639
                                                                          2009   0.847       1.334      3,304,614
                                                                          2008   1.230       0.847      3,806,650
                                                                          2007   1.246       1.230      4,492,029
                                                                          2006   1.141       1.246      5,111,324
                                                                          2005   1.130       1.141      5,816,504
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.124       1.119             --
                                                                          2009   1.140       1.124     11,135,033
                                                                          2008   1.129       1.140     19,534,385
                                                                          2007   1.093       1.129     11,395,268
                                                                          2006   1.062       1.093     11,528,982
                                                                          2005   1.050       1.062     11,163,483
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.542       1.618             --
                                                                          2006   1.327       1.542      8,448,930
                                                                          2005   1.296       1.327      9,928,000
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.229       1.292             --
                                                                          2006   1.056       1.229      8,054,840
                                                                          2005   1.007       1.056      8,891,933
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.259       1.344             --
                                                                          2006   1.134       1.259        629,234
                                                                          2005   1.098       1.134        743,894
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.616       1.679             --
                                                                          2006   1.400       1.616      1,466,637
                                                                          2005   1.378       1.400      1,341,766
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.807       1.991             --
                                                                          2006   1.636       1.807      1,555,919
                                                                          2005   1.536       1.636      1,683,507
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.059       1.185        296,515
                                                                          2013   1.037       1.059        614,011
                                                                          2012   0.835       1.037        838,661
                                                                          2011   0.895       0.835      1,241,259
                                                                          2010   0.782       0.895      1,368,779
                                                                          2009   0.588       0.782      1,493,074
                                                                          2008   1.023       0.588      1,829,421
                                                                          2007   1.220       1.023      2,017,161
                                                                          2006   1.003       1.220      2,406,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.062       1.106             --
                                                                          2013   0.836       1.062        951,460
                                                                          2012   0.692       0.836      1,159,364
                                                                          2011   0.758       0.692      1,454,982
                                                                          2010   0.702       0.758      1,892,601
                                                                          2009   0.498       0.702      3,185,947
                                                                          2008   0.871       0.498      3,388,052
                                                                          2007   0.678       0.871      3,269,960
                                                                          2006   0.662       0.678      3,204,891
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.103       1.241      1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.603       1.490             --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.245       1.603             --
                                                                              2012   0.977       1.245             --
                                                                              2011   1.154       0.977             --
                                                                              2010   1.005       1.154             --
                                                                              2009   0.657       1.005             --
                                                                              2008   1.126       0.657             --
                                                                              2007   1.154       1.126          1,296
                                                                              2006   1.048       1.154             --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.224       2.368         91,038
                                                                              2013   1.608       2.224        110,620
                                                                              2012   1.379       1.608        119,654
                                                                              2011   1.413       1.379        202,028
                                                                              2010   1.135       1.413        119,955
                                                                              2009   0.860       1.135         78,635
                                                                              2008   1.423       0.860         91,190
                                                                              2007   1.298       1.423        119,442
                                                                              2006   1.307       1.298         79,003
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.917       1.975        192,025
                                                                              2013   1.462       1.917        276,055
                                                                              2012   1.285       1.462        343,409
                                                                              2011   1.452       1.285        253,910
                                                                              2010   1.235       1.452        490,798
                                                                              2009   0.972       1.235        403,250
                                                                              2008   1.321       0.972        366,478
                                                                              2007   1.355       1.321        270,232
                                                                              2006   1.271       1.355        167,145
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.603       0.573             --
                                                                              2008   1.069       0.603        907,928
                                                                              2007   0.971       1.069      1,055,371
                                                                              2006   0.982       0.971      1,025,644
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.656       1.656             --
                                                                              2013   1.559       1.656             --
                                                                              2012   1.296       1.559        183,218
                                                                              2011   1.413       1.296        338,703
                                                                              2010   1.351       1.413        344,897
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.259       1.302         96,931
                                                                              2013   0.988       1.259         96,395
                                                                              2012   0.860       0.988        445,969
                                                                              2011   1.005       0.860        517,582
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.628       2.418        299,543
                                                                              2013   2.811       2.628        355,728
                                                                              2012   2.402       2.811        452,260
                                                                              2011   3.003       2.402        528,753
                                                                              2010   2.467       3.003        633,917
                                                                              2009   1.484       2.467        954,611
                                                                              2008   3.240       1.484      1,110,838
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177             --
                                                                              2012   1.048       1.086         47,757
                                                                              2011   1.125       1.048         53,874
                                                                              2010   0.930       1.125        104,602
                                                                              2009   0.691       0.930         95,439
                                                                              2008   1.138       0.691         86,203
                                                                              2007   1.284       1.138         62,624
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.774       1.819      4,133,746
                                                                              2013   1.838       1.774      5,845,680
                                                                              2012   1.709       1.838      7,291,366
                                                                              2011   1.683       1.709      9,605,279
                                                                              2010   1.581       1.683     13,162,946
                                                                              2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2014   2.017       2.206        290,650

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.540       2.017        350,300
                                                                        2012   1.415       1.540        446,557
                                                                        2011   1.506       1.415        601,950
                                                                        2010   1.317       1.506      1,013,631
                                                                        2009   1.080       1.317      1,161,904
                                                                        2008   1.634       1.080        113,308
                                                                        2007   1.582       1.634        168,994
                                                                        2006   1.471       1.582        138,450
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.177       1.299             --
                                                                        2006   1.118       1.177         40,153
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.167       2.230        527,316
                                                                        2013   2.168       2.167        763,614
                                                                        2012   1.974       2.168        973,856
                                                                        2011   1.935       1.974      1,096,580
                                                                        2010   1.753       1.935      1,347,395
                                                                        2009   1.338       1.753      1,657,695
                                                                        2008   1.524       1.338      1,426,678
                                                                        2007   1.452       1.524      1,541,958
                                                                        2006   1.402       1.452      1,525,686
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.920       2.095      3,416,787
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.000       1.048             --
                                                                        2006   0.944       1.000      4,352,178
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.221       1.366        651,362
                                                                        2013   0.925       1.221        904,073
                                                                        2012   0.828       0.925      1,161,912
                                                                        2011   0.840       0.828      1,496,538
                                                                        2010   0.758       0.840      2,254,971
                                                                        2009   0.646       0.758      2,805,731
                                                                        2008   1.047       0.646      3,192,195
                                                                        2007   1.039       1.047      3,636,732
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.517       1.596        951,191
                                                                        2013   1.555       1.517      1,103,939
                                                                        2012   1.472       1.555      1,297,807
                                                                        2011   1.406       1.472      1,700,789
                                                                        2010   1.320       1.406      2,482,687
                                                                        2009   1.227       1.320      3,616,520
                                                                        2008   1.293       1.227      3,597,274
                                                                        2007   1.238       1.293      4,007,548
                                                                        2006   1.193       1.238      4,395,935
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   0.991       1.062      3,514,758
                                                                        2013   0.750       0.991      4,314,904
                                                                        2012   0.667       0.750      5,425,685
                                                                        2011   0.744       0.667      6,320,831
                                                                        2010   0.631       0.744      9,325,242
                                                                        2009   0.501       0.631     10,463,500
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.055       1.038      2,431,773
                                                                        2013   1.072       1.055      3,872,760
                                                                        2012   1.089       1.072      3,422,402
                                                                        2011   1.107       1.089      4,189,309
                                                                        2010   1.118       1.107      6,218,813
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.467       0.488             --
                                                                        2008   0.861       0.467     11,445,854
                                                                        2007   0.841       0.861     12,975,026
                                                                        2006   0.830       0.841     14,874,357
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.185       1.304             --
                                                                        2012   1.041       1.185      2,144,040
                                                                        2011   1.129       1.041      2,519,901
                                                                        2010   1.002       1.129      3,347,726
                                                                        2009   0.836       1.002      4,103,729
                                                                        2008   1.394       0.836      4,894,415
                                                                        2007   1.361       1.394      5,912,777
                                                                        2006   1.326       1.361      6,819,859
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.840       0.918      1,552,136

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.643       0.840     1,711,813
                                                                       2012   0.590       0.643     2,169,747
                                                                       2011   0.619       0.590     2,858,784
                                                                       2010   0.546       0.619     3,861,312
                                                                       2009   0.372       0.546     4,750,320
                                                                       2008   0.696       0.372     5,856,671
                                                                       2007   0.587       0.696     6,787,109
                                                                       2006   0.601       0.587     7,572,009
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.314       1.411     1,935,067
                                                                       2013   0.975       1.314     2,215,120
                                                                       2012   0.856       0.975     3,149,450
                                                                       2011   0.865       0.856     3,577,790
                                                                       2010   0.787       0.865     5,029,669
                                                                       2009   0.572       0.787     6,409,515
                                                                       2008   0.862       0.572     7,603,089
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.930       1.008            --
                                                                       2010   0.817       0.930       535,252
                                                                       2009   0.631       0.817       526,380
                                                                       2008   1.077       0.631       214,053
                                                                       2007   1.060       1.077       719,236
                                                                       2006   1.002       1.060       486,418
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.314       1.351       653,962
                                                                       2013   1.280       1.314     1,084,345
                                                                       2012   1.191       1.280     1,026,275
                                                                       2011   1.172       1.191     1,020,621
                                                                       2010   1.083       1.172     1,602,521
                                                                       2009   0.913       1.083     2,076,436
                                                                       2008   1.083       0.913     1,792,446
                                                                       2007   1.043       1.083     1,310,807
                                                                       2006   1.001       1.043     1,112,268
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.328       1.372       583,436
                                                                       2013   1.217       1.328       772,653
                                                                       2012   1.109       1.217       570,121
                                                                       2011   1.115       1.109       955,302
                                                                       2010   1.016       1.115     1,157,633
                                                                       2009   0.835       1.016     1,676,270
                                                                       2008   1.082       0.835       793,136
                                                                       2007   1.049       1.082       817,000
                                                                       2006   1.002       1.049       707,013
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.325       1.369       928,499
                                                                       2013   1.141       1.325     1,023,333
                                                                       2012   1.024       1.141       906,532
                                                                       2011   1.055       1.024       949,829
                                                                       2010   0.947       1.055     1,346,917
                                                                       2009   0.760       0.947     1,316,943
                                                                       2008   1.083       0.760     2,503,151
                                                                       2007   1.054       1.083     1,725,021
                                                                       2006   1.002       1.054     1,504,284
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.304       1.351       270,383
                                                                       2013   1.066       1.304       309,833
                                                                       2012   0.939       1.066       264,434
                                                                       2011   0.991       0.939       350,643
                                                                       2010   0.878       0.991       486,560
                                                                       2009   0.691       0.878       518,200
                                                                       2008   1.083       0.691     1,285,755
                                                                       2007   1.059       1.083     1,392,440
                                                                       2006   1.002       1.059     1,143,707
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.293       1.439     2,418,538
                                                                       2013   0.998       1.293     2,660,496
                                                                       2012   0.878       0.998     2,159,798
                                                                       2011   0.878       0.878     3,088,235
                                                                       2010   0.779       0.878     4,680,071
                                                                       2009   0.634       0.779     5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.888       2.015     4,093,035

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.616
                                                                                           2012   1.475
                                                                                           2011   1.466
                                                                                           2010   1.356
                                                                                           2009   1.164
                                                                                           2008   1.522
                                                                                           2007   1.485
                                                                                           2006   1.389
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.957
                                                                                           2013   1.465
                                                                                           2012   1.276
                                                                                           2011   1.286
                                                                                           2010   1.172
                                                                                           2009   0.986
                                                                                           2008   1.485
                                                                                           2007   1.402
                                                                                           2006   1.269
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.478
                                                                                           2013   1.185
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.641
                                                                                           2013   1.202
                                                                                           2012   1.029
                                                                                           2011   1.060
                                                                                           2010   0.922
                                                                                           2009   0.655
                                                                                           2008   1.148
                                                                                           2007   1.069
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.582
                                                                                           2013   1.595
                                                                                           2012   1.456
                                                                                           2011   1.436
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.975
                                                                                           2013   1.505
                                                                                           2012   1.358
                                                                                           2011   1.536
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.117
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.369
                                                                                           2008   1.328
                                                                                           2007   1.241
                                                                                           2006   1.214
                                                                                           2005   1.204
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.961
                                                                                           2007   0.885
                                                                                           2006   0.810
                                                                                           2005   0.767
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.393
                                                                                           2006   1.108
                                                                                           2005   1.003
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.945
                                                                                           2006   1.685
                                                                                           2005   1.599
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.923
                                                                                           2005   0.862
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.262
                                                                                           2005   1.228
 Travelers Large Cap Subaccount (11/99)................................................... 2006   0.805
                                                                                           2005   0.753
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.888      4,997,331
                                                                                           1.616      5,635,912
                                                                                           1.475      7,169,587
                                                                                           1.466     10,097,645
                                                                                           1.356     12,123,071
                                                                                           1.164     15,181,646
                                                                                           1.522     18,286,448
                                                                                           1.485     19,951,864
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.134        815,899
                                                                                           1.957        984,480
                                                                                           1.465        477,991
                                                                                           1.276        545,452
                                                                                           1.286        661,278
                                                                                           1.172        814,829
                                                                                           0.986      1,165,119
                                                                                           1.485      1,736,513
                                                                                           1.402      1,480,884
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.450         12,440
                                                                                           1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.758      2,398,508
                                                                                           1.641      2,682,995
                                                                                           1.202      3,665,286
                                                                                           1.029      4,258,042
                                                                                           1.060      5,513,451
                                                                                           0.922      6,382,276
                                                                                           0.655      7,419,349
                                                                                           1.148      9,165,172
                                                                                           1.069     10,579,672
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.640        757,254
                                                                                           1.582        907,512
                                                                                           1.595      1,215,819
                                                                                           1.456      1,490,442
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.145        616,676
                                                                                           1.975        689,018
                                                                                           1.505        858,782
                                                                                           1.358      1,014,025
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139             --
                                                                                           1.117      1,646,826
                                                                                           1.127      1,943,173
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.415             --
                                                                                           1.369     20,481,793
                                                                                           1.328     16,202,664
                                                                                           1.241     17,462,919
                                                                                           1.214     18,837,391
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.891             --
                                                                                           0.961        431,802
                                                                                           0.885        292,187
                                                                                           0.810        255,047
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.508             --
                                                                                           1.393      1,534,820
                                                                                           1.108      1,309,765
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.077             --
                                                                                           1.945      2,646,206
                                                                                           1.685      3,119,134
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.982             --
                                                                                           0.923      1,216,377
 Travelers Equity Income Subaccount (11/99)............................................... 1.326             --
                                                                                           1.262      8,206,758
 Travelers Large Cap Subaccount (11/99)................................................... 0.830             --
                                                                                           0.805      5,864,952
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.145             --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.077             --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035             --
                                                                                     2005   1.000       1.031        502,841
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083             --
                                                                                     2005   1.000       1.046        436,664
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111             --
                                                                                     2005   1.000       1.065        293,220
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058             --
                                                                                     2005   1.000       1.037        642,758
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.205       1.193             --
                                                                                     2005   1.207       1.205      5,531,145
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.889       0.944             --
                                                                                     2005   0.806       0.889      4,577,364
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.568       0.601             --
                                                                                     2005   0.560       0.568     10,189,569
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.346       1.389             --
                                                                                     2005   1.328       1.346     21,108,886
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269             --
                                                                                     2005   1.121       1.174        514,207
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.910       1.046             --
                                                                                     2005   0.845       0.910      1,873,717
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471             --
                                                                                     2005   1.329       1.386         69,580
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118             --
                                                                                     2005   1.000       1.062         24,552
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.388       1.402             --
                                                                                     2005   1.360       1.388      1,402,932
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.732       0.764             --
                                                                                     2005   0.729       0.732     12,753,021
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307             --
                                                                                     2005   1.000       1.136             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271             --
                                                                                     2005   1.000       1.108             --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.699       0.725             --
                                                                                     2005   0.658       0.699      2,900,782





                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.080       1.156            --
                                                                         2006   1.000       1.080            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.204       1.265            --
                                                                         2005   1.159       1.204            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.454       0.729            --
                                                                         2007   1.264       1.454            --
                                                                         2006   1.249       1.264       292,462
                                                                         2005   1.176       1.249       231,197
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.263       1.320            --
                                                                         2005   1.227       1.263        99,735

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.318       2.550       704,465
                                                                              2013   1.797       2.318     1,039,452
                                                                              2012   1.571       1.797     1,437,207
                                                                              2011   1.640       1.571     1,368,275
                                                                              2010   1.424       1.640     1,302,880
                                                                              2009   1.067       1.424     1,445,465
                                                                              2008   1.891       1.067     1,483,555
                                                                              2007   1.636       1.891     1,644,595
                                                                              2006   1.490       1.636     1,601,350
                                                                              2005   1.297       1.490     1,104,068
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.922       3.047       298,908
                                                                              2013   2.186       2.922       501,441
                                                                              2012   1.940       2.186       621,296
                                                                              2011   2.213       1.940       637,041
                                                                              2010   1.749       2.213       756,470
                                                                              2009   1.273       1.749       740,425
                                                                              2008   2.142       1.273       796,222
                                                                              2007   1.889       2.142       974,757
                                                                              2006   1.708       1.889     1,016,017
                                                                              2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.595       1.641       198,846

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.423       1.595       216,760
                                                                                   2012   1.284       1.423       262,883
                                                                                   2011   1.275       1.284       381,087
                                                                                   2010   1.151       1.275       345,031
                                                                                   2009   0.863       1.151       371,430
                                                                                   2008   1.247       0.863       385,936
                                                                                   2007   1.222       1.247       495,737
                                                                                   2006   1.051       1.222       339,949
                                                                                   2005   1.000       1.051       171,706
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.348       1.570            --
                                                                                   2005   1.240       1.348       361,804
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.196       2.322        12,071
                                                                                   2013   1.616       2.196        44,892
                                                                                   2012   1.482       1.616        58,966
                                                                                   2011   1.584       1.482        93,491
                                                                                   2010   1.261       1.584       118,298
                                                                                   2009   0.893       1.261       127,078
                                                                                   2008   1.579       0.893       110,348
                                                                                   2007   1.443       1.579       107,259
                                                                                   2006   1.350       1.443       121,882
                                                                                   2005   1.310       1.350       133,139
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.104       2.824            --
                                                                                   2007   2.451       3.104       342,033
                                                                                   2006   1.945       2.451       275,185
                                                                                   2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.104       1.839       337,829
                                                                                   2013   1.739       2.104       533,035
                                                                                   2012   1.495       1.739       710,239
                                                                                   2011   1.701       1.495       883,020
                                                                                   2010   1.595       1.701     1,182,589
                                                                                   2009   1.184       1.595     1,283,412
                                                                                   2008   2.018       1.184     1,368,294
                                                                                   2007   1.777       2.018     1,464,184
                                                                                   2006   1.488       1.777     1,458,896
                                                                                   2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.421       1.703            --
                                                                                   2005   1.327       1.421       252,895
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.791       3.082        22,409
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
                                                                                   2006   1.493       1.665       139,678
                                                                                   2005   1.355       1.493        94,434
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.358       1.524            --
                                                                                   2005   1.328       1.358       269,569
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
                                                                                   2006   1.220       1.288         6,475
                                                                                   2005   1.167       1.220         6,478
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
                                                                                   2006   1.298       1.471     1,047,243
                                                                                   2005   1.238       1.298     1,556,352
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.357       2.791       325,759

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.621       2.357       568,608
                                                                                  2012   1.388       1.621       747,284
                                                                                  2011   1.377       1.388       819,601
                                                                                  2010   1.120       1.377       747,888
                                                                                  2009   0.846       1.120       902,851
                                                                                  2008   1.444       0.846     1,116,912
                                                                                  2007   1.446       1.444     1,292,103
                                                                                  2006   1.351       1.446     1,322,025
                                                                                  2005   1.230       1.351     1,091,300
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.815       1.824            --
                                                                                  2013   1.396       1.815       179,474
                                                                                  2012   1.235       1.396       202,059
                                                                                  2011   1.338       1.235       221,706
                                                                                  2010   1.167       1.338       269,097
                                                                                  2009   0.917       1.167       313,598
                                                                                  2008   1.470       0.917       501,554
                                                                                  2007   1.476       1.470       615,753
                                                                                  2006   1.284       1.476       650,194
                                                                                  2005   1.246       1.284       710,938
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.019       2.204       148,033
                                                                                  2013   1.579       2.019       636,891
                                                                                  2012   1.384       1.579       773,787
                                                                                  2011   1.372       1.384       790,591
                                                                                  2010   1.238       1.372       955,898
                                                                                  2009   1.031       1.238     1,074,189
                                                                                  2008   1.482       1.031       710,344
                                                                                  2007   1.390       1.482       733,320
                                                                                  2006   1.231       1.390       815,133
                                                                                  2005   1.200       1.231       843,960
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.951       0.936            --
                                                                                  2008   1.370       0.951       458,723
                                                                                  2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.196       1.264            --
                                                                                  2010   1.079       1.196     1,254,040
                                                                                  2009   0.782       1.079     1,341,088
                                                                                  2008   1.375       0.782     1,782,421
                                                                                  2007   1.372       1.375     2,305,391
                                                                                  2006   1.228       1.372     2,626,764
                                                                                  2005   1.186       1.228     2,889,583
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.242       1.349            --
                                                                                  2010   1.128       1.242        86,107
                                                                                  2009   0.940       1.128        87,732
                                                                                  2008   1.338       0.940        87,731
                                                                                  2007   1.278       1.338       105,994
                                                                                  2006   1.101       1.278       102,134
                                                                                  2005   1.122       1.101       101,640
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.839       2.055        61,068
                                                                                  2013   1.485       1.839        64,307
                                                                                  2012   1.322       1.485        64,557
                                                                                  2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.628       1.817       540,017
                                                                                  2013   1.317       1.628       735,515
                                                                                  2012   1.173       1.317       810,958
                                                                                  2011   1.108       1.173       934,776
                                                                                  2010   1.004       1.108     1,192,584
                                                                                  2009   0.833       1.004     1,296,828
                                                                                  2008   1.301       0.833     1,531,191
                                                                                  2007   1.256       1.301     1,607,142
                                                                                  2006   1.155       1.256     1,641,344
                                                                                  2005   1.127       1.155     1,441,797
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.866       2.092       102,756

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.376
                                                                                           2012   1.162
                                                                                           2011   1.189
                                                                                           2010   1.101
                                                                                           2009   0.786
                                                                                           2008   1.274
                                                                                           2007   1.231
                                                                                           2006   1.196
                                                                                           2005   1.156
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.998
                                                                                           2013   1.535
                                                                                           2012   1.339
                                                                                           2011   1.297
                                                                                           2010   1.205
                                                                                           2009   0.984
                                                                                           2008   1.554
                                                                                           2007   1.520
                                                                                           2006   1.307
                                                                                           2005   1.247
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.429
                                                                                           2013   1.798
                                                                                           2012   1.550
                                                                                           2011   1.640
                                                                                           2010   1.361
                                                                                           2009   1.017
                                                                                           2008   1.598
                                                                                           2007   1.516
                                                                                           2006   1.343
                                                                                           2005   1.260
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.968
                                                                                           2013   2.052
                                                                                           2012   1.747
                                                                                           2011   1.752
                                                                                           2010   1.422
                                                                                           2009   1.013
                                                                                           2008   1.737
                                                                                           2007   1.605
                                                                                           2006   1.447
                                                                                           2005   1.402
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.904
                                                                                           2008   1.470
                                                                                           2007   1.425
                                                                                           2006   1.258
                                                                                           2005   1.227
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.393
                                                                                           2010   1.366
                                                                                           2009   1.080
                                                                                           2008   1.939
                                                                                           2007   1.854
                                                                                           2006   1.498
                                                                                           2005   1.363
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.328
                                                                                           2006   1.202
                                                                                           2005   1.180
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.982
                                                                                           2010   0.915
                                                                                           2009   0.792
                                                                                           2008   1.021
                                                                                           2007   1.025
                                                                                           2006   1.001
                                                                                           2005   0.994
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.276



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.866       161,488
                                                                                           1.376       192,494
                                                                                           1.162       262,747
                                                                                           1.189       285,865
                                                                                           1.101       307,766
                                                                                           0.786       361,446
                                                                                           1.274       420,430
                                                                                           1.231       466,575
                                                                                           1.196       513,062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.196        95,013
                                                                                           1.998       166,982
                                                                                           1.535       175,161
                                                                                           1.339       178,074
                                                                                           1.297       188,016
                                                                                           1.205       199,006
                                                                                           0.984       211,895
                                                                                           1.554       216,953
                                                                                           1.520       218,192
                                                                                           1.307       154,459
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.583        48,080
                                                                                           2.429        38,341
                                                                                           1.798        34,089
                                                                                           1.550        68,870
                                                                                           1.640        68,890
                                                                                           1.361        74,699
                                                                                           1.017        93,877
                                                                                           1.598       110,506
                                                                                           1.516       116,879
                                                                                           1.343       344,308
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.038        83,521
                                                                                           2.968       201,372
                                                                                           2.052       202,360
                                                                                           1.747       235,231
                                                                                           1.752       252,580
                                                                                           1.422       253,693
                                                                                           1.013       254,100
                                                                                           1.737       271,036
                                                                                           1.605       265,095
                                                                                           1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.880            --
                                                                                           0.904       401,442
                                                                                           1.470       407,954
                                                                                           1.425       491,224
                                                                                           1.258       669,441
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.393            --
                                                                                           1.366            --
                                                                                           1.080            --
                                                                                           1.939            --
                                                                                           1.854            --
                                                                                           1.498            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.352            --
                                                                                           1.328       552,405
                                                                                           1.202       526,700
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.970            --
                                                                                           0.982       152,068
                                                                                           0.915       172,545
                                                                                           0.792       173,637
                                                                                           1.021       175,761
                                                                                           1.025       205,715
                                                                                           1.001       206,704
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.301            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.164       1.276       182,884
                                                                          2009   0.991       1.164       184,542
                                                                          2008   1.167       0.991       179,877
                                                                          2007   1.163       1.167       234,427
                                                                          2006   1.122       1.163       236,096
                                                                          2005   1.112       1.122       287,885
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.031       1.991       545,680
                                                                          2013   1.891       2.031       817,159
                                                                          2012   1.631       1.891       883,707
                                                                          2011   1.619       1.631     1,000,063
                                                                          2010   1.411       1.619       692,569
                                                                          2009   0.897       1.411       648,949
                                                                          2008   1.303       0.897       677,875
                                                                          2007   1.320       1.303       803,955
                                                                          2006   1.210       1.320       858,454
                                                                          2005   1.198       1.210       884,216
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.056       1.050            --
                                                                          2009   1.071       1.056     1,549,316
                                                                          2008   1.061       1.071     2,238,181
                                                                          2007   1.028       1.061     1,067,037
                                                                          2006   0.999       1.028       797,659
                                                                          2005   0.988       0.999       528,735
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.485       1.557            --
                                                                          2006   1.278       1.485       117,900
                                                                          2005   1.248       1.278       118,349
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.524       1.601            --
                                                                          2006   1.310       1.524            --
                                                                          2005   1.250       1.310            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.611       1.719            --
                                                                          2006   1.451       1.611       133,158
                                                                          2005   1.406       1.451       140,085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.483       1.541            --
                                                                          2006   1.286       1.483       404,874
                                                                          2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.660       1.830            --
                                                                          2006   1.504       1.660       675,252
                                                                          2005   1.413       1.504       656,322
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.055       1.180       134,495
                                                                          2013   1.034       1.055       332,283
                                                                          2012   0.832       1.034       433,657
                                                                          2011   0.893       0.832       468,691
                                                                          2010   0.781       0.893       302,592
                                                                          2009   0.588       0.781       161,704
                                                                          2008   1.022       0.588       152,392
                                                                          2007   1.220       1.022       168,839
                                                                          2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.479       2.582            --
                                                                          2013   1.952       2.479       167,610
                                                                          2012   1.616       1.952       170,867
                                                                          2011   1.773       1.616       206,660
                                                                          2010   1.643       1.773       210,338
                                                                          2009   1.166       1.643       137,885
                                                                          2008   2.039       1.166       128,370
                                                                          2007   1.589       2.039        43,850
                                                                          2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.574       2.895        33,911
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.491       2.315       131,436

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.936       2.491       261,849
                                                                               2012   1.520       1.936       286,550
                                                                               2011   1.797       1.520       317,444
                                                                               2010   1.566       1.797       202,422
                                                                               2009   1.024       1.566       201,237
                                                                               2008   1.756       1.024       212,512
                                                                               2007   1.801       1.756       215,508
                                                                               2006   1.635       1.801       181,720
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.344       1.450       386,661
                                                                               2013   1.049       1.344       569,249
                                                                               2012   0.930       1.049       689,630
                                                                               2011   0.981       0.930       787,556
                                                                               2010   0.795       0.981       900,899
                                                                               2009   0.639       0.795       955,598
                                                                               2008   1.060       0.639       970,771
                                                                               2007   1.072       1.060       991,947
                                                                               2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.214       2.356         6,985
                                                                               2013   1.602       2.214        76,411
                                                                               2012   1.374       1.602       147,627
                                                                               2011   1.409       1.374       165,881
                                                                               2010   1.133       1.409         8,576
                                                                               2009   0.858       1.133         8,588
                                                                               2008   1.421       0.858         8,601
                                                                               2007   1.297       1.421        20,188
                                                                               2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.909       1.965        23,751
                                                                               2013   1.456       1.909        62,710
                                                                               2012   1.280       1.456        59,003
                                                                               2011   1.448       1.280        74,480
                                                                               2010   1.232       1.448        52,782
                                                                               2009   0.970       1.232        40,798
                                                                               2008   1.319       0.970        37,041
                                                                               2007   1.354       1.319        29,797
                                                                               2006   1.271       1.354       105,120
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
                                                                               2006   1.358       1.341        39,690
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.288       2.104        71,977
                                                                               2013   2.448       2.288       136,109
                                                                               2012   2.093       2.448       255,535
                                                                               2011   2.618       2.093       307,840
                                                                               2010   2.152       2.618       330,344
                                                                               2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.717       2.014        28,109
                                                                          2012   1.495       1.717        28,109
                                                                          2011   1.703       1.495        38,815
                                                                          2010   1.554       1.703        38,818
                                                                          2009   1.201       1.554        38,820
                                                                          2008   2.118       1.201        38,823
                                                                          2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.082       1.172            --
                                                                          2012   1.045       1.082            --
                                                                          2011   1.121       1.045            --
                                                                          2010   0.928       1.121            --
                                                                          2009   0.690       0.928            --
                                                                          2008   1.137       0.690            --
                                                                          2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.071       2.058            --
                                                                          2013   1.514       2.071            --
                                                                          2012   1.409       1.514            --
                                                                          2011   1.539       1.409            --
                                                                          2010   1.184       1.539            --
                                                                          2009   0.766       1.184            --
                                                                          2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.352       1.358       970,307
                                                                          2013   1.081       1.352     1,263,849
                                                                          2012   0.907       1.081       615,103
                                                                          2011   1.007       0.907       633,947
                                                                          2010   0.883       1.007       553,397
                                                                          2009   0.642       0.883       612,070
                                                                          2008   1.098       0.642       671,324
                                                                          2007   1.051       1.098       728,696
                                                                          2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.553       1.591     1,044,965
                                                                          2013   1.609       1.553     1,401,337
                                                                          2012   1.497       1.609     2,595,644
                                                                          2011   1.475       1.497     2,719,271
                                                                          2010   1.387       1.475     3,023,711
                                                                          2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.328       1.480       419,817

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.009       1.328       683,786
                                                                        2012   0.870       1.009       949,621
                                                                        2011   0.921       0.870     1,026,757
                                                                        2010   0.800       0.921     1,144,405
                                                                        2009   0.687       0.800     1,320,082
                                                                        2008   1.097       0.687     1,337,207
                                                                        2007   1.075       1.097     1,404,922
                                                                        2006   1.001       1.075       880,441
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.541       1.616            --
                                                                        2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.877       2.097        19,024
                                                                        2013   1.422       1.877        42,894
                                                                        2012   1.274       1.422        45,771
                                                                        2011   1.292       1.274        77,665
                                                                        2010   1.167       1.292       118,299
                                                                        2009   0.995       1.167       117,215
                                                                        2008   1.614       0.995       115,104
                                                                        2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.304       1.371       194,031
                                                                        2013   1.338       1.304       228,750
                                                                        2012   1.267       1.338       280,636
                                                                        2011   1.210       1.267       323,430
                                                                        2010   1.137       1.210       270,991
                                                                        2009   1.058       1.137       237,070
                                                                        2008   1.115       1.058       219,949
                                                                        2007   1.068       1.115       308,055
                                                                        2006   1.030       1.068       314,304
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.605       1.719        82,629
                                                                        2013   1.216       1.605       100,733
                                                                        2012   1.081       1.216        92,558
                                                                        2011   1.206       1.081        49,551
                                                                        2010   1.024       1.206        49,572
                                                                        2009   0.813       1.024        49,580
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.431       1.408       326,310
                                                                        2013   1.455       1.431       435,816
                                                                        2012   1.480       1.455       608,826
                                                                        2011   1.504       1.480       534,330
                                                                        2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.306       1.284        55,022
                                                                        2006   1.271       1.306        65,819
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.114       2.268            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.569       2.114            --
                                                                       2012   1.378       1.569        29,907
                                                                       2011   1.394       1.378        29,907
                                                                       2010   1.269       1.394        29,907
                                                                       2009   0.922       1.269        29,907
                                                                       2008   1.390       0.922        29,907
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.928       1.006            --
                                                                       2010   0.816       0.928        48,825
                                                                       2009   0.631       0.816        48,825
                                                                       2008   1.077       0.631        48,825
                                                                       2007   1.060       1.077        48,825
                                                                       2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.309       1.345       151,956
                                                                       2013   1.276       1.309       149,506
                                                                       2012   1.188       1.276       166,035
                                                                       2011   1.170       1.188       204,724
                                                                       2010   1.081       1.170       205,350
                                                                       2009   0.911       1.081       226,934
                                                                       2008   1.082       0.911       246,430
                                                                       2007   1.042       1.082            --
                                                                       2006   1.001       1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.323       1.366        61,769
                                                                       2013   1.213       1.323       390,378
                                                                       2012   1.106       1.213       626,817
                                                                       2011   1.113       1.106       544,679
                                                                       2010   1.014       1.113       606,605
                                                                       2009   0.834       1.014       206,419
                                                                       2008   1.081       0.834        53,242
                                                                       2007   1.049       1.081       310,756
                                                                       2006   1.002       1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.320       1.363        48,382
                                                                       2013   1.137       1.320        42,981
                                                                       2012   1.021       1.137        19,772
                                                                       2011   1.052       1.021        22,128
                                                                       2010   0.945       1.052       134,723
                                                                       2009   0.759       0.945       137,315
                                                                       2008   1.082       0.759       124,701
                                                                       2007   1.054       1.082       127,919
                                                                       2006   1.002       1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.299       1.345       130,621
                                                                       2013   1.062       1.299       130,651
                                                                       2012   0.936       1.062       130,684
                                                                       2011   0.989       0.936        19,709
                                                                       2010   0.877       0.989        33,273
                                                                       2009   0.690       0.877        68,923
                                                                       2008   1.082       0.690       125,332
                                                                       2007   1.059       1.082       148,318
                                                                       2006   1.002       1.059       165,906
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.853       2.061       292,433
                                                                       2013   1.430       1.853       447,626
                                                                       2012   1.260       1.430       368,526
                                                                       2011   1.260       1.260       374,377
                                                                       2010   1.119       1.260       362,334
                                                                       2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.677       1.788       713,136
                                                                       2013   1.435       1.677       997,446
                                                                       2012   1.310       1.435       978,527
                                                                       2011   1.303       1.310     1,041,729
                                                                       2010   1.206       1.303     1,159,374
                                                                       2009   1.036       1.206     1,574,613
                                                                       2008   1.356       1.036     1,536,518
                                                                       2007   1.323       1.356     1,542,317
                                                                       2006   1.238       1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.206       2.404            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
                                                                                           2006   1.267
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.619
                                                                                           2013   1.234
                                                                                           2012   1.115
                                                                                           2011   1.261
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.116
                                                                                           2006   1.127
                                                                                           2005   1.122
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.202
                                                                                           2008   1.166
                                                                                           2007   1.090
                                                                                           2006   1.067
                                                                                           2005   1.059
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.493
                                                                                           2007   1.376
                                                                                           2006   1.259
                                                                                           2005   1.193
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.874
                                                                                           2006   1.491
                                                                                           2005   1.351
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.868
                                                                                           2006   1.619
                                                                                           2005   1.537
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.276
                                                                                           2005   1.193
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.260
                                                                                           2005   1.226
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.260
                                                                                           2005   1.179
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.030
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.046
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.064
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.037
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
                                                                                           1.400       185,697
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
                                                                                           1.068       158,753
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.758       442,024
                                                                                           1.619       658,892
                                                                                           1.234       769,379
                                                                                           1.115       949,913
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.139            --
                                                                                           1.116       579,755
                                                                                           1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.241            --
                                                                                           1.202     3,092,897
                                                                                           1.166     2,695,982
                                                                                           1.090     2,410,129
                                                                                           1.067     1,950,998
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.833            --
                                                                                           1.493            --
                                                                                           1.376            --
                                                                                           1.259            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.028            --
                                                                                           1.874            --
                                                                                           1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.994            --
                                                                                           1.868       162,903
                                                                                           1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.358            --
                                                                                           1.276        45,298
 Travelers Equity Income Subaccount (11/99)............................................... 1.324            --
                                                                                           1.260       119,356
 Travelers Large Cap Subaccount (11/99)................................................... 1.299            --
                                                                                           1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.145            --
                                                                                           1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.034            --
                                                                                           1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.083            --
                                                                                           1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.110            --
                                                                                           1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.057            --
                                                                                           1.037         3,439

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.040       1.030            --
                                                                          2005   1.043       1.040       321,454
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.371       1.456            --
                                                                          2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.290       1.365            --
                                                                          2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.200       1.238            --
                                                                          2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.173       1.267            --
                                                                          2005   1.120       1.173       186,104
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.423       1.635            --
                                                                          2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.286       1.365            --
                                                                          2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.062       1.117            --
                                                                          2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.203       1.214            --
                                                                          2005   1.179       1.203       787,662
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.217       1.270            --
                                                                          2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.307            --
                                                                          2005   1.000       1.135            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.271            --
                                                                          2005   1.000       1.108            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.225       1.271            --
                                                                          2005   1.155       1.225         1,656





                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078        17,348
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.276       1.339            --
                                                                         2005   1.229       1.276        12,608
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.552       0.778            --
                                                                         2007   1.351       1.552        15,899
                                                                         2006   1.338       1.351        20,375
                                                                         2005   1.262       1.338        17,911
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.399       1.462            --
                                                                         2005   1.362       1.399       163,438
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.378       1.345            --
                                                                         2005   1.222       1.378       369,758
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.765       2.778       106,667

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.179       2.765       165,430
                                                                              2012   1.810       2.179       220,175
                                                                              2011   2.023       1.810       329,576
                                                                              2010   1.843       2.023       478,984
                                                                              2009   1.319       1.843       558,657
                                                                              2008   2.180       1.319       584,698
                                                                              2007   1.932       2.180       622,106
                                                                              2006   1.634       1.932       617,909
                                                                              2005   1.458       1.634       431,210
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.375       2.531       799,815
                                                                              2013   1.859       2.375       933,397
                                                                              2012   1.605       1.859     1,305,263
                                                                              2011   1.708       1.605     1,562,954
                                                                              2010   1.465       1.708     1,838,494
                                                                              2009   1.070       1.465     2,248,028
                                                                              2008   1.944       1.070     2,515,370
                                                                              2007   1.762       1.944     2,516,467
                                                                              2006   1.628       1.762     2,848,983
                                                                              2005   1.426       1.628     2,717,507
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.087       2.268       801,114
                                                                              2013   1.592       2.087       943,156
                                                                              2012   1.380       1.592     1,198,046
                                                                              2011   1.431       1.380     1,672,161
                                                                              2010   1.308       1.431     2,101,729
                                                                              2009   1.014       1.308     2,407,240
                                                                              2008   1.662       1.014     2,518,401
                                                                              2007   1.611       1.662     2,773,760
                                                                              2006   1.424       1.611     2,806,004
                                                                              2005   1.370       1.424     2,866,958
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.619       1.601            --
                                                                              2005   1.395       1.619       257,067
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.798       2.342            --
                                                                              2005   1.708       1.798       244,175
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417            --
                                                                              2005   1.205       1.304        29,277
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449            --
                                                                              2005   1.203       1.301        25,709
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.498       2.744       159,503
                                                                              2013   1.940       2.498       177,391
                                                                              2012   1.698       1.940       330,282
                                                                              2011   1.776       1.698       480,155
                                                                              2010   1.544       1.776       520,847
                                                                              2009   1.159       1.544       575,009
                                                                              2008   2.056       1.159       693,493
                                                                              2007   1.781       2.056       549,258
                                                                              2006   1.625       1.781       706,028
                                                                              2005   1.416       1.625       564,376
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.213       3.346       177,356
                                                                              2013   2.407       3.213       182,827
                                                                              2012   2.140       2.407       308,969
                                                                              2011   2.444       2.140       434,111
                                                                              2010   1.935       2.444       472,625
                                                                              2009   1.410       1.935       565,208
                                                                              2008   2.377       1.410       694,619
                                                                              2007   2.099       2.377       691,490
                                                                              2006   1.901       2.099       928,352
                                                                              2005   1.640       1.901     1,058,065
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618       304,915

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.407       1.575       305,898
                                                                                   2012   1.272       1.407       386,168
                                                                                   2011   1.265       1.272       373,854
                                                                                   2010   1.143       1.265       404,362
                                                                                   2009   0.858       1.143       356,123
                                                                                   2008   1.242       0.858       259,288
                                                                                   2007   1.219       1.242       211,946
                                                                                   2006   1.050       1.219       184,947
                                                                                   2005   1.000       1.050            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.468       1.707            --
                                                                                   2005   1.352       1.468       431,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.366       2.497        40,497
                                                                                   2013   1.743       2.366        82,734
                                                                                   2012   1.602       1.743       107,623
                                                                                   2011   1.713       1.602       139,890
                                                                                   2010   1.367       1.713       159,976
                                                                                   2009   0.969       1.367       203,259
                                                                                   2008   1.716       0.969       164,321
                                                                                   2007   1.571       1.716       175,285
                                                                                   2006   1.472       1.571       237,557
                                                                                   2005   1.430       1.472       239,507
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.523       3.203            --
                                                                                   2007   2.785       3.523       184,731
                                                                                   2006   2.214       2.785       174,972
                                                                                   2005   1.769       2.214       151,462
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.260       1.973        71,550
                                                                                   2013   1.871       2.260        80,034
                                                                                   2012   1.611       1.871       119,165
                                                                                   2011   1.836       1.611       188,298
                                                                                   2010   1.724       1.836       317,875
                                                                                   2009   1.281       1.724       382,801
                                                                                   2008   2.188       1.281       473,493
                                                                                   2007   1.930       2.188       439,655
                                                                                   2006   1.618       1.930       469,825
                                                                                   2005   1.495       1.618       440,051
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.544       1.848            --
                                                                                   2005   1.444       1.544       140,590
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.128       3.449        28,777
                                                                                   2013   2.412       3.128        25,922
                                                                                   2012   2.100       2.412        94,783
                                                                                   2011   2.174       2.100       110,481
                                                                                   2010   1.763       2.174       121,643
                                                                                   2009   1.243       1.763       140,751
                                                                                   2008   2.254       1.243       187,450
                                                                                   2007   1.885       2.254       142,435
                                                                                   2006   1.694       1.885       149,607
                                                                                   2005   1.540       1.694       148,014
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       169,292
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.408       1.498            --
                                                                                   2006   1.336       1.408        20,304
                                                                                   2005   1.279       1.336        54,915
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.124       1.190            --
                                                                                   2009   0.947       1.124       176,378
                                                                                   2008   1.643       0.947       179,804
                                                                                   2007   1.595       1.643       218,611
                                                                                   2006   1.410       1.595       216,872
                                                                                   2005   1.347       1.410       231,672
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.563       3.031       200,615

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.766       2.563       255,679
                                                                                  2012   1.515       1.766       284,562
                                                                                  2011   1.505       1.515       460,193
                                                                                  2010   1.226       1.505       823,961
                                                                                  2009   0.927       1.226       882,403
                                                                                  2008   1.585       0.927       968,296
                                                                                  2007   1.590       1.585     1,205,967
                                                                                  2006   1.488       1.590     1,328,183
                                                                                  2005   1.357       1.488     1,409,319
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   2.009       2.018            --
                                                                                  2013   1.548       2.009       214,836
                                                                                  2012   1.371       1.548       270,030
                                                                                  2011   1.488       1.371       332,513
                                                                                  2010   1.299       1.488       380,520
                                                                                  2009   1.022       1.299       465,600
                                                                                  2008   1.641       1.022       581,413
                                                                                  2007   1.650       1.641       714,675
                                                                                  2006   1.439       1.650       626,584
                                                                                  2005   1.398       1.439       827,120
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.120       2.311       132,486
                                                                                  2013   1.660       2.120       167,111
                                                                                  2012   1.458       1.660       215,888
                                                                                  2011   1.447       1.458       292,877
                                                                                  2010   1.308       1.447       382,644
                                                                                  2009   1.090       1.308       462,653
                                                                                  2008   1.571       1.090       484,979
                                                                                  2007   1.475       1.571       572,596
                                                                                  2006   1.308       1.475       644,078
                                                                                  2005   1.277       1.308       657,278
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.023       1.006            --
                                                                                  2008   1.476       1.023        36,928
                                                                                  2007   1.479       1.476        76,143
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.310       1.383            --
                                                                                  2010   1.184       1.310       323,386
                                                                                  2009   0.860       1.184       369,019
                                                                                  2008   1.512       0.860       974,543
                                                                                  2007   1.512       1.512     1,432,085
                                                                                  2006   1.355       1.512     1,738,449
                                                                                  2005   1.311       1.355     2,070,477
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.301       1.413            --
                                                                                  2010   1.184       1.301        13,202
                                                                                  2009   0.988       1.184        13,208
                                                                                  2008   1.408       0.988        39,502
                                                                                  2007   1.347       1.408        39,508
                                                                                  2006   1.163       1.347        47,542
                                                                                  2005   1.186       1.163        75,697
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.918       2.141            --
                                                                                  2013   1.551       1.918         5,920
                                                                                  2012   1.383       1.551         5,920
                                                                                  2011   1.409       1.383         5,920
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.724       1.922       421,445
                                                                                  2013   1.397       1.724       424,180
                                                                                  2012   1.247       1.397       477,187
                                                                                  2011   1.179       1.247       623,237
                                                                                  2010   1.070       1.179       770,853
                                                                                  2009   0.889       1.070     1,001,803
                                                                                  2008   1.391       0.889     1,095,051
                                                                                  2007   1.345       1.391     1,400,201
                                                                                  2006   1.239       1.345     1,999,565
                                                                                  2005   1.210       1.239     1,989,209
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.153       2.411        94,579

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.590
                                                                                           2012   1.346
                                                                                           2011   1.379
                                                                                           2010   1.278
                                                                                           2009   0.914
                                                                                           2008   1.484
                                                                                           2007   1.435
                                                                                           2006   1.397
                                                                                           2005   1.352
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.135
                                                                                           2013   1.642
                                                                                           2012   1.435
                                                                                           2011   1.392
                                                                                           2010   1.295
                                                                                           2009   1.059
                                                                                           2008   1.675
                                                                                           2007   1.642
                                                                                           2006   1.413
                                                                                           2005   1.351
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.567
                                                                                           2013   1.903
                                                                                           2012   1.643
                                                                                           2011   1.742
                                                                                           2010   1.447
                                                                                           2009   1.083
                                                                                           2008   1.704
                                                                                           2007   1.620
                                                                                           2006   1.436
                                                                                           2005   1.350
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.348
                                                                                           2013   2.318
                                                                                           2012   1.977
                                                                                           2011   1.985
                                                                                           2010   1.614
                                                                                           2009   1.151
                                                                                           2008   1.977
                                                                                           2007   1.830
                                                                                           2006   1.652
                                                                                           2005   1.604
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.962
                                                                                           2008   1.567
                                                                                           2007   1.521
                                                                                           2006   1.345
                                                                                           2005   1.314
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.447
                                                                                           2010   1.421
                                                                                           2009   1.125
                                                                                           2008   2.024
                                                                                           2007   1.938
                                                                                           2006   1.568
                                                                                           2005   1.429
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.433
                                                                                           2006   1.299
                                                                                           2005   1.277
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.972
                                                                                           2010   0.906
                                                                                           2009   0.786
                                                                                           2008   1.015
                                                                                           2007   1.020
                                                                                           2006   0.997
                                                                                           2005   0.992
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.322



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.153       129,327
                                                                                           1.590       179,562
                                                                                           1.346       198,385
                                                                                           1.379       234,051
                                                                                           1.278       288,675
                                                                                           0.914       303,176
                                                                                           1.484       361,632
                                                                                           1.435       316,593
                                                                                           1.397       373,142
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.342        61,892
                                                                                           2.135        62,018
                                                                                           1.642        63,894
                                                                                           1.435       110,799
                                                                                           1.392       140,228
                                                                                           1.295       164,557
                                                                                           1.059       165,527
                                                                                           1.675       190,199
                                                                                           1.642       202,067
                                                                                           1.413       226,701
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.726         9,956
                                                                                           2.567        16,461
                                                                                           1.903        15,494
                                                                                           1.643        28,715
                                                                                           1.742        56,042
                                                                                           1.447        58,112
                                                                                           1.083        76,728
                                                                                           1.704       112,771
                                                                                           1.620       228,504
                                                                                           1.436       247,599
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.423        72,015
                                                                                           3.348        86,147
                                                                                           2.318        97,167
                                                                                           1.977       111,842
                                                                                           1.985       152,463
                                                                                           1.614       172,048
                                                                                           1.151       184,045
                                                                                           1.977       205,044
                                                                                           1.830       188,001
                                                                                           1.652       181,032
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.936            --
                                                                                           0.962       441,518
                                                                                           1.567       479,800
                                                                                           1.521       674,344
                                                                                           1.345       666,600
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.257            --
                                                                                           1.447        18,395
                                                                                           1.421        19,035
                                                                                           1.125        19,794
                                                                                           2.024        20,467
                                                                                           1.938        20,922
                                                                                           1.568        21,012
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.457            --
                                                                                           1.433       665,001
                                                                                           1.299       718,545
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.959            --
                                                                                           0.972         2,086
                                                                                           0.906         2,089
                                                                                           0.786         7,608
                                                                                           1.015        27,119
                                                                                           1.020       207,989
                                                                                           0.997         2,098
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.347            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.207       1.322        70,655
                                                                          2009   1.030       1.207        80,676
                                                                          2008   1.214       1.030        88,300
                                                                          2007   1.212       1.214       106,079
                                                                          2006   1.171       1.212       109,382
                                                                          2005   1.162       1.171       362,648
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.289       2.241       117,317
                                                                          2013   2.134       2.289       191,135
                                                                          2012   1.843       2.134       246,335
                                                                          2011   1.833       1.843       603,789
                                                                          2010   1.600       1.833       671,136
                                                                          2009   1.019       1.600       637,738
                                                                          2008   1.481       1.019       865,080
                                                                          2007   1.504       1.481     1,128,819
                                                                          2006   1.379       1.504     1,096,897
                                                                          2005   1.369       1.379     1,320,862
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.039       1.033            --
                                                                          2009   1.055       1.039     1,196,713
                                                                          2008   1.047       1.055     1,361,988
                                                                          2007   1.016       1.047     2,077,631
                                                                          2006   0.989       1.016       547,853
                                                                          2005   0.979       0.989       790,257
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.653       1.733            --
                                                                          2006   1.425       1.653       466,491
                                                                          2005   1.395       1.425       445,988
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.604       1.685            --
                                                                          2006   1.380       1.604            --
                                                                          2005   1.320       1.380            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.763       1.880            --
                                                                          2006   1.590       1.763        36,433
                                                                          2005   1.543       1.590       121,679
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       438,664
                                                                          2005   1.373       1.393       395,250
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       286,369
                                                                          2005   1.531       1.627       360,238
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       150,934
                                                                          2013   1.024       1.043       177,548
                                                                          2012   0.825       1.024       309,264
                                                                          2011   0.887       0.825       375,315
                                                                          2010   0.777       0.887       418,479
                                                                          2009   0.585       0.777       346,925
                                                                          2008   1.020       0.585       293,729
                                                                          2007   1.218       1.020       263,609
                                                                          2006   1.003       1.218       456,600
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.531       2.634            --
                                                                          2013   1.996       2.531        86,899
                                                                          2012   1.655       1.996       173,839
                                                                          2011   1.818       1.655       216,660
                                                                          2010   1.687       1.818       250,863
                                                                          2009   1.200       1.687       216,944
                                                                          2008   2.101       1.200       222,140
                                                                          2007   1.640       2.101       129,586
                                                                          2006   1.601       1.640       266,645
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.560       1.447       319,543

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.214       1.560       325,080
                                                                               2012   0.955       1.214       284,269
                                                                               2011   1.130       0.955       319,098
                                                                               2010   0.986       1.130       416,192
                                                                               2009   0.646       0.986       506,819
                                                                               2008   1.109       0.646       563,404
                                                                               2007   1.139       1.109       698,065
                                                                               2006   1.035       1.139       573,755
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.329       1.431       371,084
                                                                               2013   1.038       1.329       417,536
                                                                               2012   0.922       1.038       422,174
                                                                               2011   0.974       0.922       375,963
                                                                               2010   0.790       0.974       404,536
                                                                               2009   0.636       0.790       841,338
                                                                               2008   1.058       0.636       973,382
                                                                               2007   1.071       1.058     1,093,984
                                                                               2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.186       2.323        27,100
                                                                               2013   1.584       2.186        16,680
                                                                               2012   1.361       1.584        14,812
                                                                               2011   1.397       1.361        17,336
                                                                               2010   1.125       1.397        19,324
                                                                               2009   0.853       1.125        16,787
                                                                               2008   1.415       0.853        18,938
                                                                               2007   1.294       1.415        18,010
                                                                               2006   1.305       1.294         7,621
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.884       1.937        23,090
                                                                               2013   1.440       1.884        16,836
                                                                               2012   1.268       1.440        49,535
                                                                               2011   1.436       1.268        55,895
                                                                               2010   1.223       1.436        59,770
                                                                               2009   0.965       1.223       146,062
                                                                               2008   1.314       0.965       135,071
                                                                               2007   1.351       1.314        56,621
                                                                               2006   1.269       1.351        17,638
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.892       0.847            --
                                                                               2008   1.583       0.892       119,650
                                                                               2007   1.440       1.583       128,466
                                                                               2006   1.460       1.440       139,125
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.454       1.454            --
                                                                               2013   1.370       1.454            --
                                                                               2012   1.141       1.370       120,627
                                                                               2011   1.247       1.141       132,329
                                                                               2010   1.194       1.247       176,248
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.240       1.279        46,408
                                                                               2013   0.974       1.240        46,439
                                                                               2012   0.850       0.974        46,475
                                                                               2011   0.995       0.850        46,518
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
                                                                               2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.573       2.362        39,797
                                                                               2013   2.757       2.573        59,379
                                                                               2012   2.361       2.757        87,309
                                                                               2011   2.957       2.361       111,078
                                                                               2010   2.435       2.957       143,047
                                                                               2009   1.467       2.435       125,865
                                                                               2008   3.208       1.467       165,560
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.250       1.464       118,521
                                                                          2012   1.091       1.250       119,732
                                                                          2011   1.244       1.091       121,493
                                                                          2010   1.137       1.244       158,892
                                                                          2009   0.880       1.137       163,462
                                                                          2008   1.554       0.880       222,502
                                                                          2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.070       1.158            --
                                                                          2012   1.035       1.070            --
                                                                          2011   1.112       1.035        18,012
                                                                          2010   0.921       1.112        16,526
                                                                          2009   0.686       0.921         9,397
                                                                          2008   1.132       0.686         6,722
                                                                          2007   1.279       1.132         6,730
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.303       1.293         6,860
                                                                          2013   0.955       1.303         6,863
                                                                          2012   0.889       0.955         6,868
                                                                          2011   0.973       0.889         6,873
                                                                          2010   0.750       0.973         6,880
                                                                          2009   0.486       0.750         6,887
                                                                          2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.336       1.341       511,151
                                                                          2013   1.070       1.336       532,322
                                                                          2012   0.900       1.070       175,312
                                                                          2011   1.000       0.900       178,827
                                                                          2010   0.878       1.000       196,019
                                                                          2009   0.640       0.878       259,125
                                                                          2008   1.096       0.640       225,877
                                                                          2007   1.050       1.096       207,391
                                                                          2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.426       1.445       394,121
                                                                          2013   1.596       1.426       525,715
                                                                          2012   1.486       1.596       764,365
                                                                          2011   1.357       1.486       827,350
                                                                          2010   1.279       1.357     1,032,327
                                                                          2009   1.101       1.279     1,073,849
                                                                          2008   1.200       1.101       950,841
                                                                          2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.556       1.592       691,758
                                                                          2013   1.615       1.556     1,023,621
                                                                          2012   1.505       1.615     1,887,636
                                                                          2011   1.485       1.505     2,337,524
                                                                          2010   1.398       1.485     2,754,972
                                                                          2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.974       2.155        53,548
                                                                          2013   1.510       1.974        62,291
                                                                          2012   1.391       1.510        52,373
                                                                          2011   1.483       1.391        58,780
                                                                          2010   1.300       1.483        50,994
                                                                          2009   1.068       1.300        53,403
                                                                          2008   1.619       1.068        39,449
                                                                          2007   1.570       1.619        35,637
                                                                          2006   1.462       1.570        39,520
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.173       1.294            --
                                                                          2006   1.116       1.173            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.018       2.073       110,087
                                                                          2013   2.023       2.018       152,332
                                                                          2012   1.846       2.023       184,812
                                                                          2011   1.813       1.846       137,037
                                                                          2010   1.646       1.813       148,980
                                                                          2009   1.259       1.646       201,042
                                                                          2008   1.436       1.259       221,341
                                                                          2007   1.371       1.436       236,048
                                                                          2006   1.326       1.371       172,003
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.313       1.460       353,365

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.999       1.313       432,650
                                                                        2012   0.862       0.999       436,204
                                                                        2011   0.915       0.862       463,076
                                                                        2010   0.796       0.915       620,347
                                                                        2009   0.684       0.796       681,277
                                                                        2008   1.094       0.684       846,903
                                                                        2007   1.074       1.094     1,049,874
                                                                        2006   1.001       1.074     1,018,696
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   2.021       2.202       176,143
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.628       1.706            --
                                                                        2006   1.539       1.628        31,909
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.962       2.189        14,703
                                                                        2013   1.489       1.962        14,709
                                                                        2012   1.335       1.489        14,716
                                                                        2011   1.357       1.335        20,155
                                                                        2010   1.227       1.357        50,553
                                                                        2009   1.048       1.227        15,842
                                                                        2008   1.702       1.048        19,990
                                                                        2007   1.692       1.702        29,776
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.346       1.414       352,286
                                                                        2013   1.383       1.346       369,237
                                                                        2012   1.312       1.383       420,984
                                                                        2011   1.255       1.312       571,503
                                                                        2010   1.181       1.255       776,235
                                                                        2009   1.100       1.181       887,524
                                                                        2008   1.162       1.100       823,039
                                                                        2007   1.115       1.162       791,747
                                                                        2006   1.075       1.115       863,830
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.705       1.824        79,079
                                                                        2013   1.294       1.705        83,931
                                                                        2012   1.152       1.294       125,418
                                                                        2011   1.288       1.152       162,038
                                                                        2010   1.094       1.288       194,715
                                                                        2009   0.870       1.094       184,103
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.544       1.517       107,370
                                                                        2013   1.572       1.544       243,021
                                                                        2012   1.601       1.572       337,345
                                                                        2011   1.630       1.601       507,227
                                                                        2010   1.650       1.630       738,957
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.424       0.419            --
                                                                        2008   0.723       0.424       460,070
                                                                        2007   0.737       0.723       486,918
                                                                        2006   0.718       0.737       161,739
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.762       0.795            --
                                                                        2008   1.407       0.762       269,123
                                                                        2007   1.378       1.407       296,233
                                                                        2006   1.361       1.378       353,156
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.266       1.392            --
                                                                        2012   1.115       1.266       104,988
                                                                        2011   1.210       1.115       107,836
                                                                        2010   1.077       1.210       147,974
                                                                        2009   0.901       1.077       196,068
                                                                        2008   1.504       0.901       225,729
                                                                        2007   1.471       1.504       332,776
                                                                        2006   1.436       1.471       472,710
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.162       2.358        25,641
                                                                        2013   1.660       2.162        46,473
                                                                        2012   1.524       1.660        67,589
                                                                        2011   1.602       1.524        73,950
                                                                        2010   1.416       1.602        86,854
                                                                        2009   0.966       1.416        93,656
                                                                        2008   1.813       0.966       121,880
                                                                        2007   1.533       1.813       146,160
                                                                        2006   1.573       1.533       184,445
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.238       2.397        11,051

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.663       2.238        11,997
                                                                       2012   1.462       1.663        12,001
                                                                       2011   1.481       1.462        12,902
                                                                       2010   1.351       1.481        14,646
                                                                       2009   0.983       1.351        15,425
                                                                       2008   1.484       0.983        15,440
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922            --
                                                                       2009   0.628       0.811            --
                                                                       2008   1.074       0.628            --
                                                                       2007   1.059       1.074            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       161,055
                                                                       2013   1.263       1.294       205,144
                                                                       2012   1.178       1.263       213,751
                                                                       2011   1.161       1.178       124,663
                                                                       2010   1.075       1.161        56,137
                                                                       2009   0.908       1.075        56,173
                                                                       2008   1.080       0.908        56,212
                                                                       2007   1.041       1.080            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       126,966
                                                                       2013   1.201       1.308        25,520
                                                                       2012   1.097       1.201        12,932
                                                                       2011   1.105       1.097        13,216
                                                                       2010   1.009       1.105        15,449
                                                                       2009   0.831       1.009       200,256
                                                                       2008   1.079       0.831       213,068
                                                                       2007   1.048       1.079     1,138,220
                                                                       2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       434,416
                                                                       2013   1.126       1.304       439,965
                                                                       2012   1.012       1.126        68,065
                                                                       2011   1.045       1.012       153,812
                                                                       2010   0.940       1.045       146,395
                                                                       2009   0.756       0.940       324,050
                                                                       2008   1.079       0.756       440,667
                                                                       2007   1.053       1.079       461,489
                                                                       2006   1.002       1.053        65,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327        27,159
                                                                       2013   1.052       1.284        32,272
                                                                       2012   0.928       1.052       469,257
                                                                       2011   0.982       0.928       472,503
                                                                       2010   0.872       0.982       669,265
                                                                       2009   0.688       0.872       785,693
                                                                       2008   1.079       0.688       334,756
                                                                       2007   1.058       1.079       413,928
                                                                       2006   1.002       1.058       299,088
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.957       2.174       145,429
                                                                       2013   1.513       1.957       165,069
                                                                       2012   1.335       1.513       193,419
                                                                       2011   1.337       1.335       283,060
                                                                       2010   1.189       1.337       313,056
                                                                       2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.725       1.837       531,481
                                                                       2013   1.479       1.725       716,949
                                                                       2012   1.352       1.479     1,236,422
                                                                       2011   1.347       1.352     1,484,327
                                                                       2010   1.248       1.347     1,604,473
                                                                       2009   1.074       1.248     1,915,042
                                                                       2008   1.407       1.074     1,975,396
                                                                       2007   1.376       1.407     2,083,564
                                                                       2006   1.289       1.376     2,460,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.155       2.346            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.477
                                                                                           2013   1.492
                                                                                           2012   1.365
                                                                                           2011   1.348
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.766
                                                                                           2013   1.348
                                                                                           2012   1.219
                                                                                           2011   1.380
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.213
                                                                                           2008   1.179
                                                                                           2007   1.104
                                                                                           2006   1.082
                                                                                           2005   1.075
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.634
                                                                                           2007   1.508
                                                                                           2006   1.383
                                                                                           2005   1.313
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.981
                                                                                           2006   1.579
                                                                                           2005   1.433
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.156
                                                                                           2006   1.871
                                                                                           2005   1.780
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.372
                                                                                           2005   1.285
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.367
                                                                                           2005   1.333
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.322
                                                                                           2005   1.238
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.155            --
                                                                                           1.617            --
                                                                                           1.411            --
                                                                                           1.425            --
                                                                                           1.302            --
                                                                                           1.097            --
                                                                                           1.474       220,595
                                                                                           1.395       206,971
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727       103,148
                                                                                           1.616       121,176
                                                                                           1.186       170,889
                                                                                           1.017       182,964
                                                                                           1.050       231,210
                                                                                           0.916       275,240
                                                                                           0.652       380,338
                                                                                           1.144       391,874
                                                                                           1.067       537,017
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.528        10,274
                                                                                           1.477        47,209
                                                                                           1.492        48,191
                                                                                           1.365        51,749
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.914        24,334
                                                                                           1.766        24,486
                                                                                           1.348       236,268
                                                                                           1.219       297,812
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       330,032
                                                                                           1.121       328,643
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.253            --
                                                                                           1.213     3,025,954
                                                                                           1.179     3,225,888
                                                                                           1.104     3,345,078
                                                                                           1.082     3,412,084
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.910            --
                                                                                           1.634         2,459
                                                                                           1.508         2,461
                                                                                           1.383         2,463
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.143            --
                                                                                           1.981       199,400
                                                                                           1.579       146,913
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.300            --
                                                                                           2.156       505,697
                                                                                           1.871       498,519
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.460            --
                                                                                           1.372        57,791
 Travelers Equity Income Subaccount (11/99)............................................... 1.436            --
                                                                                           1.367       641,113
 Travelers Large Cap Subaccount (11/99)................................................... 1.361            --
                                                                                           1.322       144,967
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.033            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.045        55,685
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.109            --
                                                                                           1.063       190,567
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.056            --
                                                                                           1.036            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.086       1.075            --
                                                                          2005   1.091       1.086       824,277
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.451       1.539            --
                                                                          2005   1.318       1.451        51,418
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.487       1.573            --
                                                                          2005   1.469       1.487       186,660
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.249       1.289            --
                                                                          2005   1.235       1.249     2,338,812
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.170       1.264            --
                                                                          2005   1.119       1.170        51,129
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.547       1.775            --
                                                                          2005   1.438       1.547       137,217
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.379       1.462            --
                                                                          2005   1.325       1.379        40,007
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.116            --
                                                                          2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.314       1.326            --
                                                                          2005   1.290       1.314        30,704
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.369       1.428            --
                                                                          2005   1.366       1.369       300,857
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269            --
                                                                          2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.288       1.336            --
                                                                          2005   1.216       1.288         1,830





                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078       401,941
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.801       0.840            --
                                                                         2005   0.772       0.801       488,309
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   0.889       0.445            --
                                                                         2007   0.774       0.889     1,041,877
                                                                         2006   0.766       0.774     1,012,027
                                                                         2005   0.722       0.766     1,132,121
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.145       1.196            --
                                                                         2005   1.115       1.145       209,343
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.740       0.722            --
                                                                         2005   0.656       0.740     1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.061       2.071     3,329,635

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.624       2.061      3,809,371
                                                                              2012   1.350       1.624      4,732,443
                                                                              2011   1.508       1.350      6,151,961
                                                                              2010   1.374       1.508      8,005,924
                                                                              2009   0.983       1.374      8,358,849
                                                                              2008   1.625       0.983      9,904,128
                                                                              2007   1.440       1.625     14,761,971
                                                                              2006   1.218       1.440     15,170,490
                                                                              2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.795       1.913      5,064,325
                                                                              2013   1.405       1.795      6,800,227
                                                                              2012   1.213       1.405      7,803,269
                                                                              2011   1.290       1.213      9,606,858
                                                                              2010   1.107       1.290     11,813,895
                                                                              2009   0.808       1.107     12,533,254
                                                                              2008   1.469       0.808     14,114,485
                                                                              2007   1.332       1.469     18,474,159
                                                                              2006   1.230       1.332     19,323,724
                                                                              2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.902       2.067      6,691,963
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.016       2.214        272,729
                                                                              2013   1.565       2.016        426,896
                                                                              2012   1.370       1.565        737,655
                                                                              2011   1.433       1.370        766,816
                                                                              2010   1.246       1.433        939,784
                                                                              2009   0.935       1.246      1,225,989
                                                                              2008   1.659       0.935      1,360,538
                                                                              2007   1.438       1.659      1,454,185
                                                                              2006   1.312       1.438      1,325,835
                                                                              2005   1.143       1.312      1,184,071
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.952       3.074        205,753
                                                                              2013   2.212       2.952        209,998
                                                                              2012   1.966       2.212        247,453
                                                                              2011   2.245       1.966        268,952
                                                                              2010   1.778       2.245        479,090
                                                                              2009   1.295       1.778        579,181
                                                                              2008   2.184       1.295        596,038
                                                                              2007   1.928       2.184        727,130
                                                                              2006   1.746       1.928        774,552
                                                                              2005   1.507       1.746        857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618      1,344,908

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.407       1.575     1,621,149
                                                                                   2012   1.272       1.407     1,816,526
                                                                                   2011   1.265       1.272     1,899,427
                                                                                   2010   1.143       1.265     1,890,757
                                                                                   2009   0.858       1.143     1,644,705
                                                                                   2008   1.242       0.858       535,237
                                                                                   2007   1.219       1.242       735,853
                                                                                   2006   1.050       1.219       386,247
                                                                                   2005   1.000       1.050       260,652
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.244       1.447            --
                                                                                   2005   1.146       1.244       520,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.372       1.448        57,850
                                                                                   2013   1.011       1.372        65,466
                                                                                   2012   0.928       1.011        66,373
                                                                                   2011   0.993       0.928        84,037
                                                                                   2010   0.792       0.993        96,314
                                                                                   2009   0.562       0.792       171,154
                                                                                   2008   0.995       0.562       232,730
                                                                                   2007   0.911       0.995       323,785
                                                                                   2006   0.853       0.911       248,376
                                                                                   2005   0.829       0.853       252,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2007   2.785       3.523       482,955
                                                                                   2006   2.214       2.785       415,073
                                                                                   2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.607       1.403       374,414
                                                                                   2013   1.331       1.607       507,549
                                                                                   2012   1.146       1.331       512,438
                                                                                   2011   1.306       1.146       636,429
                                                                                   2010   1.226       1.306       876,014
                                                                                   2009   0.911       1.226     1,145,503
                                                                                   2008   1.556       0.911     1,295,980
                                                                                   2007   1.372       1.556     1,835,935
                                                                                   2006   1.151       1.372     2,059,240
                                                                                   2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.249       1.494            --
                                                                                   2005   1.168       1.249        98,811
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   0.897       0.989        76,144
                                                                                   2013   0.692       0.897        89,615
                                                                                   2012   0.602       0.692        92,503
                                                                                   2011   0.624       0.602       107,795
                                                                                   2010   0.506       0.624       124,798
                                                                                   2009   0.357       0.506       291,789
                                                                                   2008   0.647       0.357       314,752
                                                                                   2007   0.541       0.647       481,515
                                                                                   2006   0.486       0.541       507,140
                                                                                   2005   0.442       0.486       483,295
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       188,728
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.941       1.001            --
                                                                                   2006   0.893       0.941       212,210
                                                                                   2005   0.855       0.893       213,006
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.253       1.326            --
                                                                                   2009   1.056       1.253       318,122
                                                                                   2008   1.832       1.056       328,234
                                                                                   2007   1.778       1.832       363,116
                                                                                   2006   1.571       1.778       365,442
                                                                                   2005   1.502       1.571       448,146
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.315       2.738     1,545,136

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.595       2.315     1,731,058
                                                                                  2012   1.368       1.595     1,760,309
                                                                                  2011   1.359       1.368     2,113,637
                                                                                  2010   1.107       1.359     3,443,629
                                                                                  2009   0.838       1.107     4,057,265
                                                                                  2008   1.431       0.838     4,501,693
                                                                                  2007   1.436       1.431     5,135,041
                                                                                  2006   1.344       1.436     6,842,567
                                                                                  2005   1.225       1.344     7,545,215
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.860       1.868            --
                                                                                  2013   1.433       1.860     2,547,444
                                                                                  2012   1.269       1.433     2,735,962
                                                                                  2011   1.377       1.269     3,112,214
                                                                                  2010   1.202       1.377     4,366,930
                                                                                  2009   0.946       1.202     4,903,108
                                                                                  2008   1.519       0.946     5,443,793
                                                                                  2007   1.528       1.519     6,644,107
                                                                                  2006   1.332       1.528     5,607,222
                                                                                  2005   1.294       1.332     6,351,200
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.696       1.849       878,431
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.180       1.257     2,788,257
                                                                                  2006   1.047       1.180     3,059,684
                                                                                  2005   1.022       1.047     3,225,048
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.136       1.118            --
                                                                                  2008   1.640       1.136       210,239
                                                                                  2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.433       1.513            --
                                                                                  2010   1.295       1.433       438,012
                                                                                  2009   0.940       1.295       528,524
                                                                                  2008   1.654       0.940       697,292
                                                                                  2007   1.654       1.654       812,549
                                                                                  2006   1.482       1.654     1,033,121
                                                                                  2005   1.434       1.482     1,126,194
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.875       0.950            --
                                                                                  2010   0.796       0.875       227,316
                                                                                  2009   0.664       0.796       247,980
                                                                                  2008   0.947       0.664       252,486
                                                                                  2007   0.906       0.947       284,921
                                                                                  2006   0.782       0.906       301,436
                                                                                  2005   0.798       0.782       370,785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.290       1.440        71,141
                                                                                  2013   1.043       1.290        71,141
                                                                                  2012   0.930       1.043        71,141
                                                                                  2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.826       2.036       902,414
                                                                                  2013   1.479       1.826       954,102
                                                                                  2012   1.321       1.479       965,213
                                                                                  2011   1.248       1.321     1,067,917
                                                                                  2010   1.134       1.248     1,221,499
                                                                                  2009   0.941       1.134     1,474,075
                                                                                  2008   1.473       0.941     1,921,719
                                                                                  2007   1.424       1.473     2,530,804
                                                                                  2006   1.312       1.424     2,505,171
                                                                                  2005   1.281       1.312     2,299,812
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.442       1.614     1,016,758

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.065
                                                                                           2012   0.901
                                                                                           2011   0.923
                                                                                           2010   0.856
                                                                                           2009   0.612
                                                                                           2008   0.994
                                                                                           2007   0.961
                                                                                           2006   0.936
                                                                                           2005   0.905
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.823
                                                                                           2013   1.402
                                                                                           2012   1.225
                                                                                           2011   1.189
                                                                                           2010   1.106
                                                                                           2009   0.904
                                                                                           2008   1.430
                                                                                           2007   1.401
                                                                                           2006   1.206
                                                                                           2005   1.153
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.497
                                                                                           2013   1.851
                                                                                           2012   1.599
                                                                                           2011   1.694
                                                                                           2010   1.407
                                                                                           2009   1.054
                                                                                           2008   1.658
                                                                                           2007   1.575
                                                                                           2006   1.397
                                                                                           2005   1.313
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.813
                                                                                           2013   1.947
                                                                                           2012   1.660
                                                                                           2011   1.667
                                                                                           2010   1.356
                                                                                           2009   0.967
                                                                                           2008   1.661
                                                                                           2007   1.537
                                                                                           2006   1.388
                                                                                           2005   1.347
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.620
                                                                                           2008   1.009
                                                                                           2007   0.980
                                                                                           2006   0.866
                                                                                           2005   0.846
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   0.668
                                                                                           2010   0.656
                                                                                           2009   0.519
                                                                                           2008   0.934
                                                                                           2007   0.894
                                                                                           2006   0.724
                                                                                           2005   0.659
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.592
                                                                                           2006   1.443
                                                                                           2005   1.419
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.972
                                                                                           2010   0.906
                                                                                           2009   0.786
                                                                                           2008   1.015
                                                                                           2007   1.020
                                                                                           2006   0.997
                                                                                           2005   0.992
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.380



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.442     1,169,980
                                                                                           1.065     1,211,574
                                                                                           0.901     1,353,400
                                                                                           0.923     1,702,128
                                                                                           0.856     2,036,450
                                                                                           0.612     2,420,091
                                                                                           0.994     3,008,124
                                                                                           0.961     3,469,631
                                                                                           0.936     3,989,203
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.000       895,601
                                                                                           1.823       855,081
                                                                                           1.402       964,826
                                                                                           1.225     1,153,663
                                                                                           1.189     1,346,182
                                                                                           1.106     1,519,990
                                                                                           0.904     2,036,064
                                                                                           1.430     2,333,864
                                                                                           1.401       946,049
                                                                                           1.206     1,115,732
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.652       334,681
                                                                                           2.497       382,848
                                                                                           1.851       407,097
                                                                                           1.599       443,207
                                                                                           1.694       519,542
                                                                                           1.407       677,164
                                                                                           1.054       745,255
                                                                                           1.658       899,310
                                                                                           1.575     1,034,305
                                                                                           1.397     1,111,412
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.875       188,337
                                                                                           2.813       191,893
                                                                                           1.947       251,983
                                                                                           1.660       299,632
                                                                                           1.667       498,855
                                                                                           1.356       572,442
                                                                                           0.967       635,706
                                                                                           1.661       711,266
                                                                                           1.537       592,814
                                                                                           1.388       604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.603            --
                                                                                           0.620       922,723
                                                                                           1.009     1,032,421
                                                                                           0.980     1,229,220
                                                                                           0.866     1,303,137
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.580            --
                                                                                           0.668       197,430
                                                                                           0.656       230,634
                                                                                           0.519       238,939
                                                                                           0.934       248,545
                                                                                           0.894       254,392
                                                                                           0.724       245,456
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.619            --
                                                                                           1.592       216,312
                                                                                           1.443       230,777
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.959            --
                                                                                           0.972         5,385
                                                                                           0.906         5,385
                                                                                           0.786         5,385
                                                                                           1.015        23,201
                                                                                           1.020        25,930
                                                                                           0.997        14,322
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.407            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.260       1.380        484,006
                                                                          2009   1.075       1.260        531,343
                                                                          2008   1.267       1.075        544,451
                                                                          2007   1.265       1.267        810,237
                                                                          2006   1.222       1.265      1,005,802
                                                                          2005   1.214       1.222      1,078,926
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.875       1.835        419,917
                                                                          2013   1.748       1.875        506,060
                                                                          2012   1.510       1.748        546,302
                                                                          2011   1.501       1.510        581,330
                                                                          2010   1.310       1.501        807,748
                                                                          2009   0.834       1.310        753,037
                                                                          2008   1.213       0.834        824,852
                                                                          2007   1.231       1.213      1,064,894
                                                                          2006   1.130       1.231      1,181,242
                                                                          2005   1.121       1.130      1,345,696
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.105       1.098             --
                                                                          2009   1.122       1.105      7,872,747
                                                                          2008   1.114       1.122     12,136,271
                                                                          2007   1.081       1.114      3,870,246
                                                                          2006   1.052       1.081      3,366,560
                                                                          2005   1.042       1.052      2,128,447
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.524       1.598             --
                                                                          2006   1.314       1.524      1,895,433
                                                                          2005   1.286       1.314      2,164,713
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.215       1.276             --
                                                                          2006   1.046       1.215      1,919,570
                                                                          2005   1.000       1.046      2,074,126
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.245       1.328             --
                                                                          2006   1.123       1.245        270,834
                                                                          2005   1.090       1.123        242,937
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666             --
                                                                          2006   1.393       1.604        324,188
                                                                          2005   1.373       1.393        307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975             --
                                                                          2006   1.627       1.793        700,110
                                                                          2005   1.531       1.627        746,672
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165        364,504
                                                                          2013   1.024       1.043        419,051
                                                                          2012   0.825       1.024        372,605
                                                                          2011   0.887       0.825        346,920
                                                                          2010   0.777       0.887        385,198
                                                                          2009   0.585       0.777        369,314
                                                                          2008   1.020       0.585        502,619
                                                                          2007   1.218       1.020        566,490
                                                                          2006   1.003       1.218        627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.035       1.078             --
                                                                          2013   0.816       1.035        344,642
                                                                          2012   0.677       0.816        286,388
                                                                          2011   0.744       0.677        303,541
                                                                          2010   0.690       0.744        358,293
                                                                          2009   0.491       0.690        581,308
                                                                          2008   0.859       0.491        644,062
                                                                          2007   0.671       0.859        631,493
                                                                          2006   0.655       0.671        386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.074       1.207        579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.675       2.482         50,988

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.082       2.675       135,529
                                                                              2012   1.637       2.082        68,097
                                                                              2011   1.938       1.637        74,122
                                                                              2010   1.691       1.938       116,690
                                                                              2009   1.108       1.691       118,511
                                                                              2008   1.903       1.108       107,604
                                                                              2007   1.954       1.903       180,013
                                                                              2006   1.775       1.954       153,202
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
                                                                              2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
                                                                              2006   1.269       1.351        90,298
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
                                                                              2006   0.973       0.960       174,184
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.621       1.621            --
                                                                              2013   1.527       1.621            --
                                                                              2012   1.272       1.527       247,083
                                                                              2011   1.390       1.272       281,736
                                                                              2010   1.331       1.390       314,325
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.573       2.362       211,406
                                                                              2013   2.757       2.573       231,461
                                                                              2012   2.361       2.757       250,677
                                                                              2011   2.957       2.361       274,616
                                                                              2010   2.435       2.957       325,595
                                                                              2009   1.467       2.435       343,576
                                                                              2008   3.208       1.467       267,117
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070        27,975
                                                                              2011   1.112       1.035        28,453
                                                                              2010   0.921       1.112        23,507
                                                                              2009   0.686       0.921        23,527
                                                                              2008   1.132       0.686        60,552
                                                                              2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.336       1.341       185,593
                                                                              2013   1.070       1.336       192,270
                                                                              2012   0.900       1.070        92,193
                                                                              2011   1.000       0.900       149,874
                                                                              2010   0.878       1.000       211,151
                                                                              2009   0.640       0.878       191,616
                                                                              2008   1.096       0.640       215,084
                                                                              2007   1.050       1.096       183,577
                                                                              2006   0.996       1.050       257,299
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.729       1.770     1,645,595

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.795       1.729     2,076,840
                                                                        2012   1.673       1.795     2,836,186
                                                                        2011   1.651       1.673     3,067,095
                                                                        2010   1.554       1.651     3,820,593
                                                                        2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06)......................... 2014   1.974       2.155        83,222
                                                                        2013   1.510       1.974        92,454
                                                                        2012   1.391       1.510        83,395
                                                                        2011   1.483       1.391        82,142
                                                                        2010   1.300       1.483       136,860
                                                                        2009   1.068       1.300       241,072
                                                                        2008   1.619       1.068         3,861
                                                                        2007   1.570       1.619         4,709
                                                                        2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.173       1.294            --
                                                                        2006   1.116       1.173         6,324
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.112       2.169       680,831
                                                                        2013   2.118       2.112       899,508
                                                                        2012   1.932       2.118       898,351
                                                                        2011   1.898       1.932       863,598
                                                                        2010   1.723       1.898     1,080,318
                                                                        2009   1.318       1.723     1,008,270
                                                                        2008   1.503       1.318       288,029
                                                                        2007   1.435       1.503       294,839
                                                                        2006   1.388       1.435       179,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   0.988       1.035            --
                                                                        2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.191       1.329       298,032
                                                                        2013   0.904       1.191       347,413
                                                                        2012   0.811       0.904       411,980
                                                                        2011   0.824       0.811       449,174
                                                                        2010   0.745       0.824       613,269
                                                                        2009   0.636       0.745       907,154
                                                                        2008   1.033       0.636       852,005
                                                                        2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.478       1.553       314,341
                                                                        2013   1.519       1.478       355,593
                                                                        2012   1.441       1.519       371,769
                                                                        2011   1.378       1.441       381,350
                                                                        2010   1.297       1.378       574,484
                                                                        2009   1.208       1.297       561,066
                                                                        2008   1.276       1.208       694,292
                                                                        2007   1.224       1.276       896,033
                                                                        2006   1.181       1.224       909,537
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.136       1.215       387,004
                                                                        2013   0.862       1.136       446,210
                                                                        2012   0.767       0.862       610,946
                                                                        2011   0.858       0.767       493,999
                                                                        2010   0.729       0.858       709,039
                                                                        2009   0.580       0.729       925,481
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.002       0.984     1,425,711
                                                                        2013   1.020       1.002     2,419,719
                                                                        2012   1.039       1.020     3,404,050
                                                                        2011   1.057       1.039     4,580,648
                                                                        2010   1.070       1.057     4,227,165
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.460       0.480            --
                                                                        2008   0.849       0.460     1,057,641
                                                                        2007   0.832       0.849     1,317,625
                                                                        2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.157       1.273            --

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.019       1.157       253,269
                                                                       2011   1.107       1.019       290,991
                                                                       2010   0.985       1.107       382,764
                                                                       2009   0.824       0.985       533,193
                                                                       2008   1.375       0.824       590,695
                                                                       2007   1.345       1.375       755,426
                                                                       2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.818       0.893       365,354
                                                                       2013   0.628       0.818       415,398
                                                                       2012   0.577       0.628       443,942
                                                                       2011   0.607       0.577       488,692
                                                                       2010   0.536       0.607       571,866
                                                                       2009   0.366       0.536       736,319
                                                                       2008   0.686       0.366       864,473
                                                                       2007   0.580       0.686     1,013,548
                                                                       2006   0.595       0.580     1,083,760
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.281       1.372       318,185
                                                                       2013   0.952       1.281       378,345
                                                                       2012   0.837       0.952       403,236
                                                                       2011   0.848       0.837       445,343
                                                                       2010   0.774       0.848       750,686
                                                                       2009   0.563       0.774       818,103
                                                                       2008   0.850       0.563       881,884
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922       145,659
                                                                       2009   0.628       0.811       121,020
                                                                       2008   1.074       0.628        14,940
                                                                       2007   1.059       1.074        50,324
                                                                       2006   1.002       1.059        59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       128,015
                                                                       2013   1.263       1.294       166,203
                                                                       2012   1.178       1.263       354,412
                                                                       2011   1.161       1.178       151,715
                                                                       2010   1.075       1.161       130,170
                                                                       2009   0.908       1.075       136,767
                                                                       2008   1.080       0.908       107,000
                                                                       2007   1.041       1.080       128,604
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       107,359
                                                                       2013   1.201       1.308       117,042
                                                                       2012   1.097       1.201       335,706
                                                                       2011   1.105       1.097       710,030
                                                                       2010   1.009       1.105       843,380
                                                                       2009   0.831       1.009       900,683
                                                                       2008   1.079       0.831       221,749
                                                                       2007   1.048       1.079       450,376
                                                                       2006   1.002       1.048       116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       948,787
                                                                       2013   1.126       1.304     1,078,022
                                                                       2012   1.012       1.126     1,089,285
                                                                       2011   1.045       1.012     1,259,247
                                                                       2010   0.940       1.045     1,198,334
                                                                       2009   0.756       0.940     1,218,224
                                                                       2008   1.079       0.756     1,178,671
                                                                       2007   1.053       1.079     2,094,626
                                                                       2006   1.002       1.053     1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327       445,116
                                                                       2013   1.052       1.284       444,558
                                                                       2012   0.928       1.052       424,905
                                                                       2011   0.982       0.928       453,283
                                                                       2010   0.872       0.982       406,162
                                                                       2009   0.688       0.872       452,880
                                                                       2008   1.079       0.688       390,387
                                                                       2007   1.058       1.079       390,395
                                                                       2006   1.002       1.058       643,333
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.260       1.400       596,226

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   0.974
                                                                                           2012   0.860
                                                                                           2011   0.861
                                                                                           2010   0.766
                                                                                           2009   0.623
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.841
                                                                                           2013   1.578
                                                                                           2012   1.443
                                                                                           2011   1.438
                                                                                           2010   1.332
                                                                                           2009   1.146
                                                                                           2008   1.502
                                                                                           2007   1.468
                                                                                           2006   1.375
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.155
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.931
                                                                                           2013   1.475
                                                                                           2012   1.333
                                                                                           2011   1.510
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227
                                                                                           2006   1.203
                                                                                           2005   1.195
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.948
                                                                                           2007   0.875
                                                                                           2006   0.802
                                                                                           2005   0.761
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.098
                                                                                           2005   0.996
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.923
                                                                                           2006   1.669
                                                                                           2005   1.588
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.914
                                                                                           2005   0.856
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.250
                                                                                           2005   1.218



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260        649,925
                                                                                           0.974        642,043
                                                                                           0.860        741,349
                                                                                           0.861        784,719
                                                                                           0.766        866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.960      4,493,268
                                                                                           1.841      5,454,630
                                                                                           1.578      6,525,554
                                                                                           1.443      7,347,226
                                                                                           1.438      9,026,145
                                                                                           1.332      9,491,992
                                                                                           1.146      9,827,561
                                                                                           1.502     11,715,396
                                                                                           1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.346             --
                                                                                           2.155             --
                                                                                           1.617             --
                                                                                           1.411             --
                                                                                           1.425             --
                                                                                           1.302             --
                                                                                           1.097             --
                                                                                           1.474        655,898
                                                                                           1.395        561,634
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727        242,936
                                                                                           1.616        296,209
                                                                                           1.186        352,507
                                                                                           1.017        397,828
                                                                                           1.050        591,959
                                                                                           0.916        696,673
                                                                                           0.652        795,275
                                                                                           1.144      1,031,603
                                                                                           1.067      1,100,035
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.595        403,228
                                                                                           1.543        421,956
                                                                                           1.558        434,474
                                                                                           1.425        445,520
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.093        212,753
                                                                                           1.931        213,369
                                                                                           1.475        379,592
                                                                                           1.333        428,655
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130             --
                                                                                           1.109        607,213
                                                                                           1.121        584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393             --
                                                                                           1.349      3,478,390
                                                                                           1.310      3,699,723
                                                                                           1.227      3,985,351
                                                                                           1.203      4,221,279
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.528             --
                                                                                           0.948         31,826
                                                                                           0.875         32,139
                                                                                           0.802         32,678
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490             --
                                                                                           1.377        212,109
                                                                                           1.098        158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.052             --
                                                                                           1.923        425,127
                                                                                           1.669        471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.973             --
                                                                                           0.914        182,430
 Travelers Equity Income Subaccount (11/99)............................................... 1.313             --
                                                                                           1.250        995,006

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.798       0.822             --
                                                                                     2005   0.747       0.798        781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143             --
                                                                                     2005   1.000       1.076         44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.033             --
                                                                                     2005   1.000       1.029             --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.045       1.081             --
                                                                                     2005   1.000       1.045        219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.109             --
                                                                                     2005   1.000       1.063        467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056             --
                                                                                     2005   1.000       1.036        110,884
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.193       1.181             --
                                                                                     2005   1.198       1.193      1,038,118
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.881       0.934             --
                                                                                     2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.563       0.595             --
                                                                                     2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.333       1.375             --
                                                                                     2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264             --
                                                                                     2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.902       1.035             --
                                                                                     2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462             --
                                                                                     2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116             --
                                                                                     2005   1.000       1.061          2,137
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.375       1.388             --
                                                                                     2005   1.350       1.375        138,929
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.725       0.756             --
                                                                                     2005   0.724       0.725      1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.305             --
                                                                                     2005   1.000       1.134             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269             --
                                                                                     2005   1.000       1.107          9,121
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   0.692       0.718             --
                                                                                     2005   0.653       0.692        142,322





                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................... 2007   1.078       1.153           --
                                                                       2006   1.000       1.078           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................. 2006   1.199       1.258           --
                                                                       2005   1.156       1.199           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)........ 2008   1.441       0.722           --
                                                                       2007   1.255       1.441        4,474
                                                                       2006   1.243       1.255       27,729
                                                                       2005   1.173       1.243       27,732

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.257       1.313            --
                                                                              2005   1.224       1.257        85,963
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.312       1.279            --
                                                                              2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.499       2.510        78,160
                                                                              2013   1.971       2.499        91,705
                                                                              2012   1.638       1.971       164,491
                                                                              2011   1.832       1.638       170,582
                                                                              2010   1.670       1.832       228,142
                                                                              2009   1.195       1.670       227,881
                                                                              2008   1.976       1.195       196,025
                                                                              2007   1.753       1.976       322,640
                                                                              2006   1.483       1.753       396,878
                                                                              2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.105       2.243        67,236
                                                                              2013   1.648       2.105       175,341
                                                                              2012   1.425       1.648       280,801
                                                                              2011   1.516       1.425       294,277
                                                                              2010   1.301       1.516       311,824
                                                                              2009   0.951       1.301       328,613
                                                                              2008   1.729       0.951       360,971
                                                                              2007   1.568       1.729       501,271
                                                                              2006   1.449       1.568       615,511
                                                                              2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.887       2.049       216,736
                                                                              2013   1.440       1.887       396,547
                                                                              2012   1.248       1.440       478,951
                                                                              2011   1.295       1.248       524,662
                                                                              2010   1.184       1.295       694,442
                                                                              2009   0.919       1.184       736,770
                                                                              2008   1.507       0.919       805,816
                                                                              2007   1.461       1.507     1,935,341
                                                                              2006   1.292       1.461     2,097,027
                                                                              2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.560       1.542            --
                                                                              2005   1.344       1.560        69,179
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.552       2.021            --
                                                                              2005   1.475       1.552       129,943
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302       1.415            --
                                                                              2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299       1.447            --
                                                                              2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.271       2.493        18,313
                                                                              2013   1.764       2.271        70,878
                                                                              2012   1.545       1.764        90,760
                                                                              2011   1.616       1.545        93,494
                                                                              2010   1.406       1.616       107,554
                                                                              2009   1.056       1.406       102,403
                                                                              2008   1.874       1.056       115,571
                                                                              2007   1.625       1.874       172,925
                                                                              2006   1.483       1.625       178,089
                                                                              2005   1.293       1.483       166,938
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.862       2.979        26,860

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.145       2.862        60,692
                                                                              2012   1.908       2.145        80,263
                                                                              2011   2.180       1.908        75,864
                                                                              2010   1.727       2.180        92,913
                                                                              2009   1.259       1.727        98,387
                                                                              2008   2.124       1.259       124,459
                                                                              2007   1.876       2.124       235,956
                                                                              2006   1.700       1.876       243,628
                                                                              2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.568       1.610        16,221
                                                                              2013   1.402       1.568       137,004
                                                                              2012   1.268       1.402       109,834
                                                                              2011   1.261       1.268       113,916
                                                                              2010   1.140       1.261       119,159
                                                                              2009   0.857       1.140       107,366
                                                                              2008   1.240       0.857        59,634
                                                                              2007   1.218       1.240        83,538
                                                                              2006   1.049       1.218        50,686
                                                                              2005   1.000       1.049        10,523
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.342       1.560            --
                                                                              2005   1.236       1.342       258,171
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.151       2.270        24,220
                                                                              2013   1.586       2.151        12,593
                                                                              2012   1.458       1.586        22,374
                                                                              2011   1.560       1.458        23,065
                                                                              2010   1.245       1.560        23,789
                                                                              2009   0.884       1.245        24,110
                                                                              2008   1.565       0.884        25,006
                                                                              2007   1.434       1.565        26,045
                                                                              2006   1.344       1.434        28,317
                                                                              2005   1.306       1.344        28,324
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.077       2.797            --
                                                                              2007   2.434       3.077       192,608
                                                                              2006   1.936       2.434       188,869
                                                                              2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.060       1.797        34,462
                                                                              2013   1.707       2.060        43,238
                                                                              2012   1.471       1.707        63,458
                                                                              2011   1.676       1.471        66,097
                                                                              2010   1.575       1.676        67,390
                                                                              2009   1.171       1.575        84,431
                                                                              2008   2.001       1.171        98,471
                                                                              2007   1.765       2.001       120,426
                                                                              2006   1.481       1.765       154,849
                                                                              2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.415       1.692            --
                                                                              2005   1.324       1.415        86,958
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.734       3.012            --
                                                                              2013   2.109       2.734            --
                                                                              2012   1.837       2.109            --
                                                                              2011   1.902       1.837            --
                                                                              2010   1.544       1.902            --
                                                                              2009   1.089       1.544            --
                                                                              2008   1.976       1.089            --
                                                                              2007   1.653       1.976            --
                                                                              2006   1.486       1.653            --
                                                                              2005   1.351       1.486            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.352       1.514            --
                                                                              2005   1.324       1.352        18,870
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.280       1.361            --
                                                                              2006   1.214       1.280        22,995
                                                                              2005   1.164       1.214        22,997
Legg Mason Partners Variable Equity Trust

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
                                                                                   2006   1.292       1.461       536,160
                                                                                   2005   1.235       1.292       497,239
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.308       2.728        77,438
                                                                                   2013   1.591       2.308        90,275
                                                                                   2012   1.365       1.591       157,067
                                                                                   2011   1.357       1.365       159,513
                                                                                   2010   1.106       1.357       184,261
                                                                                   2009   0.837       1.106       189,411
                                                                                   2008   1.431       0.837       201,877
                                                                                   2007   1.436       1.431       214,020
                                                                                   2006   1.345       1.436       241,614
                                                                                   2005   1.227       1.345       261,476
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.778       1.786            --
                                                                                   2013   1.370       1.778        48,966
                                                                                   2012   1.214       1.370       127,448
                                                                                   2011   1.318       1.214       140,996
                                                                                   2010   1.152       1.318       158,921
                                                                                   2009   0.907       1.152       171,979
                                                                                   2008   1.457       0.907       190,799
                                                                                   2007   1.466       1.457       209,031
                                                                                   2006   1.278       1.466       267,488
                                                                                   2005   1.243       1.278       273,881
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.977       2.154        72,735
                                                                                   2013   1.549       1.977        66,211
                                                                                   2012   1.361       1.549       123,599
                                                                                   2011   1.351       1.361       123,820
                                                                                   2010   1.222       1.351       137,290
                                                                                   2009   1.020       1.222       139,786
                                                                                   2008   1.469       1.020       124,017
                                                                                   2007   1.381       1.469       126,442
                                                                                   2006   1.225       1.381       129,968
                                                                                   2005   1.197       1.225       129,446
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.941       0.925            --
                                                                                   2008   1.358       0.941        21,645
                                                                                   2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.179       1.244            --
                                                                                   2010   1.066       1.179       367,392
                                                                                   2009   0.774       1.066       369,801
                                                                                   2008   1.363       0.774       370,029
                                                                                   2007   1.363       1.363       724,108
                                                                                   2006   1.222       1.363       772,407
                                                                                   2005   1.183       1.222       807,879
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.224       1.329            --
                                                                                   2010   1.114       1.224        25,946
                                                                                   2009   0.930       1.114        25,686
                                                                                   2008   1.326       0.930        28,973
                                                                                   2007   1.269       1.326        30,735
                                                                                   2006   1.096       1.269        35,893
                                                                                   2005   1.119       1.096        34,917
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.801       2.009        11,324
                                                                                   2013   1.457       1.801        12,502
                                                                                   2012   1.300       1.457        13,757
                                                                                   2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.594       1.776        25,670
                                                                                   2013   1.292       1.594        69,505
                                                                                   2012   1.154       1.292        28,974
                                                                                   2011   1.091       1.154        28,995
                                                                                   2010   0.992       1.091        29,019
                                                                                   2009   0.824       0.992        79,818
                                                                                   2008   1.290       0.824        79,882
                                                                                   2007   1.247       1.290        88,806
                                                                                   2006   1.150       1.247        88,855
                                                                                   2005   1.124       1.150        88,909

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2014   1.827
                                                                                           2013   1.350
                                                                                           2012   1.143
                                                                                           2011   1.172
                                                                                           2010   1.087
                                                                                           2009   0.778
                                                                                           2008   1.263
                                                                                           2007   1.222
                                                                                           2006   1.190
                                                                                           2005   1.152
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.957
                                                                                           2013   1.506
                                                                                           2012   1.317
                                                                                           2011   1.278
                                                                                           2010   1.190
                                                                                           2009   0.973
                                                                                           2008   1.540
                                                                                           2007   1.510
                                                                                           2006   1.301
                                                                                           2005   1.244
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.379
                                                                                           2013   1.764
                                                                                           2012   1.524
                                                                                           2011   1.616
                                                                                           2010   1.343
                                                                                           2009   1.007
                                                                                           2008   1.584
                                                                                           2007   1.506
                                                                                           2006   1.336
                                                                                           2005   1.257
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.907
                                                                                           2013   2.014
                                                                                           2012   1.718
                                                                                           2011   1.726
                                                                                           2010   1.404
                                                                                           2009   1.002
                                                                                           2008   1.722
                                                                                           2007   1.594
                                                                                           2006   1.440
                                                                                           2005   1.399
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.894
                                                                                           2008   1.458
                                                                                           2007   1.415
                                                                                           2006   1.252
                                                                                           2005   1.224
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.373
                                                                                           2010   1.348
                                                                                           2009   1.068
                                                                                           2008   1.923
                                                                                           2007   1.842
                                                                                           2006   1.491
                                                                                           2005   1.359
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.319
                                                                                           2006   1.197
                                                                                           2005   1.177
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.968
                                                                                           2010   0.903
                                                                                           2009   0.784
                                                                                           2008   1.013
                                                                                           2007   1.018
                                                                                           2006   0.996
                                                                                           2005   0.991
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.258



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)................ 2.045        22,337
                                                                                           1.827        22,343
                                                                                           1.350        29,883
                                                                                           1.143        29,904
                                                                                           1.172        29,928
                                                                                           1.087        29,954
                                                                                           0.778        29,981
                                                                                           1.263        30,004
                                                                                           1.222        30,024
                                                                                           1.190        28,787
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.146         8,287
                                                                                           1.957         8,287
                                                                                           1.506        11,673
                                                                                           1.317        11,682
                                                                                           1.278        11,693
                                                                                           1.190        11,883
                                                                                           0.973        21,506
                                                                                           1.540        21,521
                                                                                           1.510        22,513
                                                                                           1.301        23,614
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.525        20,715
                                                                                           2.379        21,858
                                                                                           1.764        54,726
                                                                                           1.524        56,662
                                                                                           1.616        58,843
                                                                                           1.343        60,067
                                                                                           1.007        65,594
                                                                                           1.584        68,656
                                                                                           1.506        74,121
                                                                                           1.336        74,707
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.970        34,045
                                                                                           2.907        34,158
                                                                                           2.014        35,581
                                                                                           1.718        36,023
                                                                                           1.726        53,322
                                                                                           1.404        55,440
                                                                                           1.002        66,582
                                                                                           1.722        70,817
                                                                                           1.594        54,439
                                                                                           1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.870            --
                                                                                           0.894       138,010
                                                                                           1.458       148,013
                                                                                           1.415       193,468
                                                                                           1.252       193,468
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.192            --
                                                                                           1.373            --
                                                                                           1.348            --
                                                                                           1.068            --
                                                                                           1.923            --
                                                                                           1.842            --
                                                                                           1.491            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.341            --
                                                                                           1.319        24,346
                                                                                           1.197        24,242
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.956            --
                                                                                           0.968            --
                                                                                           0.903        10,692
                                                                                           0.784        10,692
                                                                                           1.013        10,692
                                                                                           1.018        10,692
                                                                                           0.996        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.281            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.149       1.258        10,633
                                                                          2009   0.981       1.149        10,938
                                                                          2008   1.156       0.981        25,633
                                                                          2007   1.155       1.156        32,785
                                                                          2006   1.116       1.155        33,183
                                                                          2005   1.109       1.116        32,134
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.989       1.947         2,814
                                                                          2013   1.856       1.989        98,826
                                                                          2012   1.604       1.856        31,330
                                                                          2011   1.595       1.604        22,133
                                                                          2010   1.394       1.595        50,038
                                                                          2009   0.888       1.394        27,120
                                                                          2008   1.291       0.888        27,723
                                                                          2007   1.312       1.291        29,834
                                                                          2006   1.204       1.312        55,585
                                                                          2005   1.195       1.204        60,359
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.042       1.036            --
                                                                          2009   1.060       1.042        25,686
                                                                          2008   1.052       1.060       331,701
                                                                          2007   1.021       1.052       140,649
                                                                          2006   0.994       1.021       155,864
                                                                          2005   0.985       0.994        81,623
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.475       1.546            --
                                                                          2006   1.272       1.475        10,131
                                                                          2005   1.245       1.272        10,131
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.513       1.589            --
                                                                          2006   1.303       1.513            --
                                                                          2005   1.247       1.303            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.600       1.707            --
                                                                          2006   1.444       1.600        18,293
                                                                          2005   1.402       1.444        17,576
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.900       2.440        48,819
                                                                               2012   1.495       1.900        67,547
                                                                               2011   1.771       1.495        70,438
                                                                               2010   1.546       1.771        68,939
                                                                               2009   1.013       1.546        70,829
                                                                               2008   1.741       1.013        76,457
                                                                               2007   1.789       1.741        86,934
                                                                               2006   1.626       1.789        87,440
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.324       1.425        64,186
                                                                               2013   1.035       1.324       142,323
                                                                               2012   0.919       1.035       174,531
                                                                               2011   0.972       0.919       180,527
                                                                               2010   0.789       0.972       197,887
                                                                               2009   0.635       0.789       205,212
                                                                               2008   1.057       0.635       324,370
                                                                               2007   1.070       1.057       523,815
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.177       2.311            --
                                                                               2013   1.578       2.177            --
                                                                               2012   1.356       1.578            --
                                                                               2011   1.393       1.356            --
                                                                               2010   1.122       1.393            --
                                                                               2009   0.852       1.122            --
                                                                               2008   1.413       0.852        14,217
                                                                               2007   1.292       1.413            --
                                                                               2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.876       1.928         2,473
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.328       1.328            --
                                                                               2013   1.251       1.328            --
                                                                               2012   1.043       1.251       164,393
                                                                               2011   1.140       1.043       164,162
                                                                               2010   1.092       1.140       164,041
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.241       2.056        15,576
                                                                               2013   2.402       2.241        16,236
                                                                               2012   2.058       2.402        16,916
                                                                               2011   2.579       2.058        39,624
                                                                               2010   2.125       2.579        21,688
                                                                               2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.685       1.972            --
                                                                          2012   1.471       1.685            --
                                                                          2011   1.678       1.471            --
                                                                          2010   1.534       1.678            --
                                                                          2009   1.188       1.534        20,374
                                                                          2008   2.099       1.188            --
                                                                          2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.066       1.154            --
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
                                                                          2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308       1.454       121,632

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.996       1.308       216,428
                                                                        2012   0.860       0.996       320,488
                                                                        2011   0.912       0.860       328,696
                                                                        2010   0.794       0.912       350,872
                                                                        2009   0.683       0.794       354,090
                                                                        2008   1.093       0.683       426,488
                                                                        2007   1.074       1.093       503,447
                                                                        2006   1.001       1.074       403,250
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.531       1.604            --
                                                                        2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.838       2.050            --
                                                                        2013   1.395       1.838            --
                                                                        2012   1.252       1.395            --
                                                                        2011   1.273       1.252            --
                                                                        2010   1.152       1.273            --
                                                                        2009   0.985       1.152            --
                                                                        2008   1.600       0.985            --
                                                                        2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.277       1.341        45,996
                                                                        2013   1.313       1.277       216,024
                                                                        2012   1.246       1.313       112,219
                                                                        2011   1.193       1.246       114,605
                                                                        2010   1.123       1.193       117,672
                                                                        2009   1.047       1.123       120,235
                                                                        2008   1.106       1.047        97,992
                                                                        2007   1.061       1.106       102,230
                                                                        2006   1.024       1.061       105,475
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.572       1.680            --
                                                                        2013   1.193       1.572        80,305
                                                                        2012   1.063       1.193        85,274
                                                                        2011   1.189       1.063        94,602
                                                                        2010   1.011       1.189       116,003
                                                                        2009   0.804       1.011       134,412
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.402       1.376            --
                                                                        2013   1.428       1.402            --
                                                                        2012   1.455       1.428            --
                                                                        2011   1.482       1.455        38,113
                                                                        2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.747       0.738            --
                                                                        2008   1.273       0.747         2,592
                                                                        2007   1.297       1.273         2,784
                                                                        2006   1.264       1.297         2,902
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.722       0.753            --
                                                                        2008   1.334       0.722            --
                                                                        2007   1.307       1.334            --
                                                                        2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.157       1.272            --
                                                                        2012   1.019       1.157        45,386
                                                                        2011   1.107       1.019        46,984
                                                                        2010   0.985       1.107        49,178
                                                                        2009   0.825       0.985        51,008
                                                                        2008   1.377       0.825        51,630
                                                                        2007   1.348       1.377        57,807
                                                                        2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.859       2.026            --
                                                                        2013   1.427       1.859            --
                                                                        2012   1.312       1.427            --
                                                                        2011   1.379       1.312            --
                                                                        2010   1.220       1.379            --
                                                                        2009   0.833       1.220            --
                                                                        2008   1.563       0.833            --
                                                                        2007   1.323       1.563            --
                                                                        2006   1.357       1.323            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.071       2.217         4,453

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.540       2.071         4,455
                                                                       2012   1.355       1.540         4,457
                                                                       2011   1.373       1.355         4,460
                                                                       2010   1.253       1.373         4,463
                                                                       2009   0.912       1.253         4,467
                                                                       2008   1.377       0.912         4,471
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793
                                                                       2013   1.048       1.279       107,948
                                                                       2012   0.926       1.048       239,978
                                                                       2011   0.980       0.926        56,531
                                                                       2010   0.870       0.980       563,194
                                                                       2009   0.687       0.870       563,253
                                                                       2008   1.078       0.687       563,315
                                                                       2007   1.058       1.078       492,221
                                                                       2006   1.002       1.058       449,736
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.815       2.015           599
                                                                       2013   1.404       1.815        91,781
                                                                       2012   1.239       1.404        83,620
                                                                       2011   1.242       1.239       140,338
                                                                       2010   1.105       1.242       113,753
                                                                       2009   0.899       1.105       131,834
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.642       1.748       146,200
                                                                       2013   1.409       1.642       198,898
                                                                       2012   1.289       1.409       227,419
                                                                       2011   1.284       1.289       242,128
                                                                       2010   1.191       1.284       258,735
                                                                       2009   1.025       1.191       287,576
                                                                       2008   1.344       1.025       314,857
                                                                       2007   1.314       1.344       352,243
                                                                       2006   1.231       1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.139       2.327            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
                                                                                           2006   1.262
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.586
                                                                                           2013   1.212
                                                                                           2012   1.096
                                                                                           2011   1.241
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.122
                                                                                           2005   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
                                                                                           2006   1.062
                                                                                           2005   1.056
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.480
                                                                                           2007   1.366
                                                                                           2006   1.253
                                                                                           2005   1.190
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
                                                                                           2006   1.484
                                                                                           2005   1.348
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855
                                                                                           2006   1.611
                                                                                           2005   1.533
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.270
                                                                                           2005   1.189
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.254
                                                                                           2005   1.223
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.254
                                                                                           2005   1.176
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
                                                                                           1.393        99,473
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
                                                                                           1.067        12,421
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.718       225,865
                                                                                           1.586       341,499
                                                                                           1.212       356,355
                                                                                           1.096       361,965
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       128,903
                                                                                           1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
                                                                                           1.082       381,793
                                                                                           1.062       349,936
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.824            --
                                                                                           1.480            --
                                                                                           1.366            --
                                                                                           1.253            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
                                                                                           1.861            --
                                                                                           1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --
                                                                                           1.855       173,408
                                                                                           1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.351            --
                                                                                           1.270       152,266
 Travelers Equity Income Subaccount (11/99)............................................... 1.316            --
                                                                                           1.254        39,678
 Travelers Large Cap Subaccount (11/99)................................................... 1.292            --
                                                                                           1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.032            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.108            --
                                                                                           1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.055            --
                                                                                           1.036        26,298

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.035       1.024            --
                                                                          2005   1.040       1.035        84,690
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.365       1.448            --
                                                                          2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.284       1.357            --
                                                                          2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.194       1.231            --
                                                                          2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.169       1.262            --
                                                                          2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.417       1.626            --
                                                                          2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.280       1.357            --
                                                                          2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.115            --
                                                                          2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.197       1.208            --
                                                                          2005   1.176       1.197        89,190
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.211       1.263            --
                                                                          2005   1.209       1.211            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268            --
                                                                          2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.219       1.264            --
                                                                          2005   1.152       1.219         3,010





                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153           --
                                                                         2006   1.000       1.078           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.043       1.094           --
                                                                         2005   1.000       1.043           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.247       0.624           --
                                                                         2007   1.087       1.247           --
                                                                         2006   1.077       1.087           --
                                                                         2005   1.000       1.077           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.011       1.056           --
                                                                         2005   1.000       1.011           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130           --
                                                                         2005   1.000       1.159           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.880       1.888       71,563

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.484       1.880      103,400
                                                                              2012   1.234       1.484      119,189
                                                                              2011   1.380       1.234      121,660
                                                                              2010   1.259       1.380      163,482
                                                                              2009   0.901       1.259      176,849
                                                                              2008   1.491       0.901      190,852
                                                                              2007   1.324       1.491      234,135
                                                                              2006   1.120       1.324      217,417
                                                                              2005   1.000       1.120      179,303
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.660       1.767      178,419
                                                                              2013   1.300       1.660      230,441
                                                                              2012   1.124       1.300      258,562
                                                                              2011   1.197       1.124      287,943
                                                                              2010   1.028       1.197      395,185
                                                                              2009   0.751       1.028      443,485
                                                                              2008   1.367       0.751      454,456
                                                                              2007   1.240       1.367      508,618
                                                                              2006   1.147       1.240      504,864
                                                                              2005   1.000       1.147      366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.516       1.646      216,802
                                                                              2013   1.157       1.516      320,493
                                                                              2012   1.004       1.157      356,278
                                                                              2011   1.042       1.004      366,670
                                                                              2010   0.953       1.042      435,351
                                                                              2009   0.740       0.953      453,586
                                                                              2008   1.214       0.740      455,837
                                                                              2007   1.178       1.214      512,162
                                                                              2006   1.042       1.178      512,988
                                                                              2005   1.000       1.042      429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.169       1.156           --
                                                                              2005   1.000       1.169           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.087       1.415           --
                                                                              2005   1.000       1.087       75,854
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.080       1.173           --
                                                                              2005   1.000       1.080           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.106       1.232           --
                                                                              2005   1.000       1.106           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.732       1.900        7,714
                                                                              2013   1.346       1.732       16,039
                                                                              2012   1.179       1.346       22,311
                                                                              2011   1.234       1.179       22,323
                                                                              2010   1.074       1.234       22,341
                                                                              2009   0.807       1.074       22,361
                                                                              2008   1.433       0.807       22,381
                                                                              2007   1.243       1.433       14,639
                                                                              2006   1.136       1.243       14,645
                                                                              2005   1.000       1.136        9,435
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   1.914       1.991        6,203
                                                                              2013   1.436       1.914        6,345
                                                                              2012   1.277       1.436        7,019
                                                                              2011   1.460       1.277        7,062
                                                                              2010   1.158       1.460       25,044
                                                                              2009   0.844       1.158       63,475
                                                                              2008   1.425       0.844       67,388
                                                                              2007   1.259       1.425       85,363
                                                                              2006   1.142       1.259       85,825
                                                                              2005   1.000       1.142       33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.561       1.602       76,816

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.396       1.561        77,662
                                                                                   2012   1.263       1.396        78,718
                                                                                   2011   1.258       1.263        98,725
                                                                                   2010   1.138       1.258       125,752
                                                                                   2009   0.855       1.138       126,387
                                                                                   2008   1.239       0.855       123,003
                                                                                   2007   1.217       1.239       108,064
                                                                                   2006   1.049       1.217       108,091
                                                                                   2005   1.000       1.049        43,904
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.083       1.258            --
                                                                                   2005   1.000       1.083       162,991
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
                                                                                   2006   1.055       1.125        14,820
                                                                                   2005   1.000       1.055        14,565
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
                                                                                   2006   1.211       1.523        50,743
                                                                                   2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
                                                                                   2006   1.075       1.281       140,740
                                                                                   2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.065       1.273            --
                                                                                   2005   1.000       1.065         9,151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
                                                                                   2006   1.107       1.230            --
                                                                                   2005   1.000       1.107            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.032       1.155            --
                                                                                   2005   1.000       1.032            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
                                                                                   2006   1.046       1.101            --
                                                                                   2005   1.000       1.046            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
                                                                                   2006   1.056       1.194       282,605
                                                                                   2005   1.000       1.056       219,327
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.898       2.243        10,482

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.186       1.181        34,148
                                                                                  2006   1.111       1.186        18,791
                                                                                  2005   1.000       1.111         2,899
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.443       1.450            --
                                                                                  2013   1.113       1.443            --
                                                                                  2012   0.987       1.113         3,441
                                                                                  2011   1.072       0.987         6,218
                                                                                  2010   0.937       1.072         6,227
                                                                                  2009   0.738       0.937         6,238
                                                                                  2008   1.186       0.738         6,249
                                                                                  2007   1.194       1.186         6,258
                                                                                  2006   1.042       1.194         6,270
                                                                                  2005   1.000       1.042         3,545
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.633       1.779            --
                                                                                  2013   1.281       1.633         8,376
                                                                                  2012   1.126       1.281         8,376
                                                                                  2011   1.118       1.126         8,376
                                                                                  2010   1.012       1.118        32,382
                                                                                  2009   0.844       1.012        32,395
                                                                                  2008   1.218       0.844         8,387
                                                                                  2007   1.145       1.218         8,391
                                                                                  2006   1.016       1.145         8,391
                                                                                  2005   1.000       1.016         9,599
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.801       0.788            --
                                                                                  2008   1.157       0.801        25,337
                                                                                  2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.006       1.062            --
                                                                                  2010   0.910       1.006       110,722
                                                                                  2009   0.661       0.910       110,817
                                                                                  2008   1.165       0.661       110,912
                                                                                  2007   1.166       1.165       157,151
                                                                                  2006   1.046       1.166       329,355
                                                                                  2005   1.000       1.046       319,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.093       1.187            --
                                                                                  2010   0.996       1.093            --
                                                                                  2009   0.831       0.996            --
                                                                                  2008   1.186       0.831            --
                                                                                  2007   1.136       1.186            --
                                                                                  2006   0.982       1.136            --
                                                                                  2005   1.000       0.982            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.607       1.791            --
                                                                                  2013   1.300       1.607            --
                                                                                  2012   1.161       1.300            --
                                                                                  2011   1.183       1.161            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.424       1.586        73,999
                                                                                  2013   1.155       1.424       144,802
                                                                                  2012   1.032       1.155       266,450
                                                                                  2011   0.977       1.032       272,001
                                                                                  2010   0.888       0.977       277,962
                                                                                  2009   0.738       0.888       284,427
                                                                                  2008   1.156       0.738       284,534
                                                                                  2007   1.119       1.156       284,544
                                                                                  2006   1.032       1.119       284,552
                                                                                  2005   1.000       1.032       211,715
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.617       1.809            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.196
                                                                                           2012   1.013
                                                                                           2011   1.039
                                                                                           2010   0.964
                                                                                           2009   0.690
                                                                                           2008   1.121
                                                                                           2007   1.086
                                                                                           2006   1.058
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.571
                                                                                           2013   1.210
                                                                                           2012   1.058
                                                                                           2011   1.028
                                                                                           2010   0.957
                                                                                           2009   0.783
                                                                                           2008   1.240
                                                                                           2007   1.217
                                                                                           2006   1.049
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   1.901
                                                                                           2013   1.410
                                                                                           2012   1.219
                                                                                           2011   1.293
                                                                                           2010   1.076
                                                                                           2009   0.806
                                                                                           2008   1.269
                                                                                           2007   1.208
                                                                                           2006   1.072
                                                                                           2005   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.166
                                                                                           2013   1.501
                                                                                           2012   1.281
                                                                                           2011   1.288
                                                                                           2010   1.049
                                                                                           2009   0.749
                                                                                           2008   1.287
                                                                                           2007   1.192
                                                                                           2006   1.078
                                                                                           2005   1.000
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.734
                                                                                           2008   1.196
                                                                                           2007   1.162
                                                                                           2006   1.029
                                                                                           2005   1.000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.001
                                                                                           2010   0.984
                                                                                           2009   0.779
                                                                                           2008   1.404
                                                                                           2007   1.346
                                                                                           2006   1.090
                                                                                           2005   1.000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.124
                                                                                           2006   1.021
                                                                                           2005   1.000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.973
                                                                                           2010   0.908
                                                                                           2009   0.789
                                                                                           2008   1.020
                                                                                           2007   1.025
                                                                                           2006   1.004
                                                                                           2005   1.000
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.121



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.617       16,859
                                                                                           1.196       18,740
                                                                                           1.013       20,915
                                                                                           1.039       23,137
                                                                                           0.964       25,534
                                                                                           0.690       25,545
                                                                                           1.121       35,844
                                                                                           1.086       35,852
                                                                                           1.058       35,861
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 1.722        2,643
                                                                                           1.571        2,645
                                                                                           1.210        2,648
                                                                                           1.058        2,651
                                                                                           1.028        2,655
                                                                                           0.957        2,659
                                                                                           0.783        2,663
                                                                                           1.240        2,667
                                                                                           1.217        2,670
                                                                                           1.049        2,673
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.016           --
                                                                                           1.901           --
                                                                                           1.410           --
                                                                                           1.219        2,719
                                                                                           1.293        2,725
                                                                                           1.076        2,731
                                                                                           0.806        2,737
                                                                                           1.269        2,743
                                                                                           1.208        2,751
                                                                                           1.072        2,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.212           --
                                                                                           2.166           --
                                                                                           1.501           --
                                                                                           1.281           --
                                                                                           1.288           --
                                                                                           1.049       29,903
                                                                                           0.749       29,903
                                                                                           1.287       41,790
                                                                                           1.192           --
                                                                                           1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.713           --
                                                                                           0.734       11,922
                                                                                           1.196       11,929
                                                                                           1.162       11,936
                                                                                           1.029        8,096
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 0.868           --
                                                                                           1.001           --
                                                                                           0.984           --
                                                                                           0.779           --
                                                                                           1.404           --
                                                                                           1.346           --
                                                                                           1.090           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.142           --
                                                                                           1.124       25,337
                                                                                           1.021           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.961           --
                                                                                           0.973           --
                                                                                           0.908           --
                                                                                           0.789       10,595
                                                                                           1.020       10,595
                                                                                           1.025       10,595
                                                                                           1.004       10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.142           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.025       1.121            --
                                                                          2009   0.875       1.025            --
                                                                          2008   1.033       0.875            --
                                                                          2007   1.032       1.033            --
                                                                          2006   0.998       1.032            --
                                                                          2005   1.000       0.998            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.646       1.610            --
                                                                          2013   1.536       1.646        17,204
                                                                          2012   1.328       1.536        19,124
                                                                          2011   1.322       1.328        21,343
                                                                          2010   1.155       1.322        23,611
                                                                          2009   0.736       1.155        26,057
                                                                          2008   1.072       0.736        26,068
                                                                          2007   1.089       1.072        36,578
                                                                          2006   1.000       1.089        36,587
                                                                          2005   1.000       1.000        36,596
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.055       1.049            --
                                                                          2009   1.073       1.055        11,379
                                                                          2008   1.066       1.073        97,939
                                                                          2007   1.036       1.066            --
                                                                          2006   1.009       1.036            --
                                                                          2005   1.000       1.009            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.201       1.259            --
                                                                          2006   1.036       1.201            --
                                                                          2005   1.000       1.036            --
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.217       1.278            --
                                                                          2006   1.049       1.217            --
                                                                          2005   1.000       1.049            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.194       1.273            --
                                                                          2006   1.078       1.194        41,796
                                                                          2005   1.000       1.078            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.431       1.837        43,971
                                                                               2012   1.127       1.431        53,017
                                                                               2011   1.335       1.127        50,090
                                                                               2010   1.166       1.335        60,963
                                                                               2009   0.764       1.166        61,576
                                                                               2008   1.314       0.764        73,965
                                                                               2007   1.351       1.314        70,077
                                                                               2006   1.229       1.351        50,924
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.318       1.418         1,265
                                                                               2013   1.031       1.318        13,266
                                                                               2012   0.916       1.031        23,713
                                                                               2011   0.970       0.916        26,648
                                                                               2010   0.787       0.970        27,519
                                                                               2009   0.634       0.787        28,499
                                                                               2008   1.056       0.634        43,072
                                                                               2007   1.070       1.056        61,135
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300            --
                                                                               2013   1.572       2.167            --
                                                                               2012   1.352       1.572            --
                                                                               2011   1.389       1.352            --
                                                                               2010   1.120       1.389            --
                                                                               2009   0.850       1.120            --
                                                                               2008   1.411       0.850            --
                                                                               2007   1.291       1.411            --
                                                                               2006   1.304       1.291            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918            --
                                                                               2013   1.429       1.868            --
                                                                               2012   1.259       1.429            --
                                                                               2011   1.428       1.259            --
                                                                               2010   1.217       1.428            --
                                                                               2009   0.961       1.217            --
                                                                               2008   1.310       0.961            --
                                                                               2007   1.348       1.310            --
                                                                               2006   1.268       1.348            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666            --
                                                                               2008   1.247       0.702            --
                                                                               2007   1.135       1.247            --
                                                                               2006   1.152       1.135            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.082       1.082            --
                                                                               2013   1.019       1.082            --
                                                                               2012   0.850       1.019       226,271
                                                                               2011   0.930       0.850       238,640
                                                                               2010   0.891       0.930       256,362
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
                                                                               2006   1.003       1.027        15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.397       1.281        32,814
                                                                               2013   1.498       1.397        34,884
                                                                               2012   1.284       1.498        33,009
                                                                               2011   1.610       1.284        28,255
                                                                               2010   1.327       1.610        35,260
                                                                               2009   0.801       1.327        53,438
                                                                               2008   1.751       0.801        60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.243       1.455            --
                                                                          2012   1.086       1.243            --
                                                                          2011   1.239       1.086            --
                                                                          2010   1.134       1.239            --
                                                                          2009   0.878       1.134            --
                                                                          2008   1.553       0.878            --
                                                                          2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.062       1.149            --
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.725       1.709            --
                                                                          2013   1.264       1.725            --
                                                                          2012   1.179       1.264            --
                                                                          2011   1.291       1.179            --
                                                                          2010   0.996       1.291            --
                                                                          2009   0.646       0.996            --
                                                                          2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.428       1.460        87,274
                                                                          2013   1.484       1.428       106,005
                                                                          2012   1.384       1.484       155,289
                                                                          2011   1.367       1.384       159,679
                                                                          2010   1.288       1.367       157,243
                                                                          2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.303       1.448        72,642

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.992       1.303       123,947
                                                                        2012   0.857       0.992       175,612
                                                                        2011   0.910       0.857       211,856
                                                                        2010   0.793       0.910       327,333
                                                                        2009   0.683       0.793       339,760
                                                                        2008   1.093       0.683       368,040
                                                                        2007   1.074       1.093       403,059
                                                                        2006   1.001       1.074       231,203
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.452       1.580            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.225       1.283            --
                                                                        2006   1.159       1.225            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.465       1.634            --
                                                                        2013   1.113       1.465            --
                                                                        2012   1.000       1.113            --
                                                                        2011   1.017       1.000            --
                                                                        2010   0.920       1.017            --
                                                                        2009   0.787       0.920            --
                                                                        2008   1.279       0.787            --
                                                                        2007   1.272       1.279            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.218       1.278        68,185
                                                                        2013   1.253       1.218        71,161
                                                                        2012   1.189       1.253        84,822
                                                                        2011   1.139       1.189        69,652
                                                                        2010   1.073       1.139        41,554
                                                                        2009   1.000       1.073        40,453
                                                                        2008   1.057       1.000        33,583
                                                                        2007   1.016       1.057        31,117
                                                                        2006   0.980       1.016        31,116
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.335       1.426        16,404
                                                                        2013   1.014       1.335        14,657
                                                                        2012   0.903       1.014        14,667
                                                                        2011   1.011       0.903        14,679
                                                                        2010   0.860       1.011        14,692
                                                                        2009   0.684       0.860        14,707
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.145       1.124        75,735
                                                                        2013   1.167       1.145            --
                                                                        2012   1.190       1.167            --
                                                                        2011   1.212       1.190       123,174
                                                                        2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.657       0.649            --
                                                                        2008   1.120       0.657            --
                                                                        2007   1.142       1.120            --
                                                                        2006   1.114       1.142            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.620       0.646            --
                                                                        2008   1.144       0.620        15,184
                                                                        2007   1.122       1.144            --
                                                                        2006   1.109       1.122            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.948       1.042            --
                                                                        2012   0.835       0.948        19,023
                                                                        2011   0.908       0.835        21,230
                                                                        2010   0.809       0.908        23,486
                                                                        2009   0.677       0.809        25,918
                                                                        2008   1.132       0.677        25,930
                                                                        2007   1.108       1.132        36,384
                                                                        2006   1.082       1.108        36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.512       1.647            --
                                                                        2013   1.162       1.512         2,593
                                                                        2012   1.068       1.162        10,084
                                                                        2011   1.124       1.068        19,874
                                                                        2010   0.994       1.124        42,868
                                                                        2009   0.679       0.994        43,614
                                                                        2008   1.275       0.679        44,987
                                                                        2007   1.080       1.275        46,380
                                                                        2006   1.108       1.080        38,929
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.912            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.329       1.787        10,676
                                                                       2012   1.170       1.329        10,682
                                                                       2011   1.187       1.170        10,689
                                                                       2010   1.083       1.187        10,696
                                                                       2009   0.789       1.083        10,704
                                                                       2008   1.192       0.789        10,713
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
                                                                       2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071            --
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.298       1.336       269,066
                                                                       2013   1.193       1.298       269,096
                                                                       2012   1.091       1.193       269,129
                                                                       2011   1.100       1.091       249,695
                                                                       2010   1.005       1.100       262,190
                                                                       2009   0.828       1.005       262,197
                                                                       2008   1.077       0.828       262,206
                                                                       2007   1.047       1.077       262,214
                                                                       2006   1.002       1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.294       1.334            --
                                                                       2013   1.118       1.294            --
                                                                       2012   1.006       1.118            --
                                                                       2011   1.040       1.006            --
                                                                       2010   0.937       1.040       140,681
                                                                       2009   0.754       0.937       142,369
                                                                       2008   1.077       0.754        85,409
                                                                       2007   1.052       1.077        53,095
                                                                       2006   1.002       1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.274       1.316       188,900
                                                                       2013   1.045       1.274       199,445
                                                                       2012   0.923       1.045       211,312
                                                                       2011   0.978       0.923       222,989
                                                                       2010   0.869       0.978       133,126
                                                                       2009   0.686       0.869       149,081
                                                                       2008   1.077       0.686       149,081
                                                                       2007   1.057       1.077       149,081
                                                                       2006   1.002       1.057       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.485       1.648            --
                                                                       2013   1.149       1.485            --
                                                                       2012   1.015       1.149            --
                                                                       2011   1.017       1.015            --
                                                                       2010   0.906       1.017        11,907
                                                                       2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.386       1.474        11,761
                                                                       2013   1.189       1.386        30,494
                                                                       2012   1.088       1.189        40,159
                                                                       2011   1.085       1.088        45,878
                                                                       2010   1.007       1.085        83,771
                                                                       2009   0.867       1.007        90,757
                                                                       2008   1.137       0.867       114,484
                                                                       2007   1.113       1.137       113,886
                                                                       2006   1.043       1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.122       2.308            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
                                                                                           2006   1.120
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.352
                                                                                           2013   1.033
                                                                                           2012   0.935
                                                                                           2011   1.060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
                                                                                           2006   0.993
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119
                                                                                           2008   1.088
                                                                                           2007   1.020
                                                                                           2006   1.001
                                                                                           2005   1.000
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.262
                                                                                           2007   1.166
                                                                                           2006   1.070
                                                                                           2005   1.000
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.099
                                                                                           2005   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.216
                                                                                           2006   1.056
                                                                                           2005   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.083
                                                                                           2005   1.000
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.031
                                                                                           2005   1.000
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
                                                                                           1.236        44,940
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
                                                                                           1.067            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.464            --
                                                                                           1.352        20,314
                                                                                           1.033        20,347
                                                                                           0.935        20,386
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
                                                                                           0.981        18,714
                                                                                           0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --
                                                                                           1.119       126,037
                                                                                           1.088       139,474
                                                                                           1.020       138,731
                                                                                           1.001        96,251
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.702            --
                                                                                           1.262            --
                                                                                           1.166            --
                                                                                           1.070            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
                                                                                           1.377            --
                                                                                           1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.297            --
                                                                                           1.216        39,275
                                                                                           1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.152            --
                                                                                           1.083            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.082            --
                                                                                           1.031        36,401
 Travelers Large Cap Subaccount (11/99)................................................... 1.109            --
                                                                                           1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.142            --
                                                                                           1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.032            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.080            --
                                                                                           1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.108            --
                                                                                           1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.055            --
                                                                                           1.036       245,223

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   0.991       0.980           --
                                                                          2005   1.000       0.991           --
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.092       1.159           --
                                                                          2005   1.000       1.092           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.048       1.108           --
                                                                          2005   1.000       1.048       29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.011       1.043           --
                                                                          2005   1.000       1.011       89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.038       1.120           --
                                                                          2005   1.000       1.038           --
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.071       1.229           --
                                                                          2005   1.000       1.071       47,400
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.047       1.110           --
                                                                          2005   1.000       1.047           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.060       1.115           --
                                                                          2005   1.000       1.060           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.009       1.018           --
                                                                          2005   1.000       1.009       30,613
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.046       1.090           --
                                                                          2005   1.000       1.046           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304           --
                                                                          2005   1.000       1.134           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268           --
                                                                          2005   1.000       1.106           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.074       1.114           --
                                                                          2005   1.000       1.074           --




                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152    --
                                                                         2006   1.000       1.077    --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330    --
                                                                         2005   1.224       1.268    --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       1.464    --
                                                                         2007   1.340       1.537    --
                                                                         2006   1.329       1.340    --
                                                                         2005   1.257       1.329    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452    --
                                                                         2005   1.356       1.391    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334    --
                                                                         2005   1.217       1.370    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712    --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.136       2.704           --
                                                                              2012   1.778       2.136           --
                                                                              2011   1.991       1.778       30,746
                                                                              2010   1.818       1.991       30,746
                                                                              2009   1.303       1.818       30,746
                                                                              2008   2.158       1.303       35,116
                                                                              2007   1.917       2.158       35,121
                                                                              2006   1.624       1.917       35,126
                                                                              2005   1.452       1.624       33,966
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.323       2.471       40,693
                                                                              2013   1.822       2.323       40,693
                                                                              2012   1.577       1.822       40,693
                                                                              2011   1.680       1.577       40,693
                                                                              2010   1.444       1.680       40,693
                                                                              2009   1.057       1.444       40,693
                                                                              2008   1.925       1.057       45,090
                                                                              2007   1.748       1.925       45,095
                                                                              2006   1.618       1.748       45,099
                                                                              2005   1.420       1.618       43,539
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.042       2.214           --
                                                                              2013   1.560       2.042           --
                                                                              2012   1.355       1.560           --
                                                                              2011   1.408       1.355           --
                                                                              2010   1.289       1.408           --
                                                                              2009   1.002       1.289           --
                                                                              2008   1.645       1.002       17,453
                                                                              2007   1.598       1.645       17,467
                                                                              2006   1.415       1.598       17,480
                                                                              2005   1.364       1.415       17,494
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.610       1.591           --
                                                                              2005   1.389       1.610        3,713
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.787       2.323           --
                                                                              2005   1.701       1.787           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410           --
                                                                              2005   1.202       1.298           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442           --
                                                                              2005   1.200       1.295           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678           --
                                                                              2013   1.901       2.444           --
                                                                              2012   1.668       1.901           --
                                                                              2011   1.747       1.668           --
                                                                              2010   1.522       1.747           --
                                                                              2009   1.145       1.522           --
                                                                              2008   2.035       1.145           --
                                                                              2007   1.767       2.035           --
                                                                              2006   1.615       1.767           --
                                                                              2005   1.410       1.615           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266           --
                                                                              2013   2.359       3.142           --
                                                                              2012   2.101       2.359           --
                                                                              2011   2.405       2.101           --
                                                                              2010   1.908       2.405           --
                                                                              2009   1.393       1.908           --
                                                                              2008   2.353       1.393           --
                                                                              2007   2.082       2.353           --
                                                                              2006   1.889       2.082           --
                                                                              2005   1.633       1.889       18,885
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.386       1.548           --
                                                                                   2012   1.255       1.386           --
                                                                                   2011   1.250       1.255           --
                                                                                   2010   1.132       1.250           --
                                                                                   2009   0.852       1.132           --
                                                                                   2008   1.236       0.852           --
                                                                                   2007   1.215       1.236           --
                                                                                   2006   1.048       1.215           --
                                                                                   2005   1.000       1.048           --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.459       1.693           --
                                                                                   2005   1.347       1.459        3,077
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.314       2.438           --
                                                                                   2013   1.709       2.314           --
                                                                                   2012   1.573       1.709           --
                                                                                   2011   1.686       1.573           --
                                                                                   2010   1.348       1.686           --
                                                                                   2009   0.958       1.348           --
                                                                                   2008   1.699       0.958           --
                                                                                   2007   1.558       1.699           --
                                                                                   2006   1.463       1.558           --
                                                                                   2005   1.424       1.463           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171           --
                                                                                   2007   2.765       3.490           --
                                                                                   2006   2.202       2.765           --
                                                                                   2005   1.763       2.202           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.211       1.926           --
                                                                                   2013   1.834       2.211           --
                                                                                   2012   1.583       1.834       21,921
                                                                                   2011   1.807       1.583       21,921
                                                                                   2010   1.700       1.807       21,921
                                                                                   2009   1.266       1.700       21,921
                                                                                   2008   2.166       1.266       21,921
                                                                                   2007   1.914       2.166       21,921
                                                                                   2006   1.608       1.914       21,921
                                                                                   2005   1.489       1.608           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.535       1.833           --
                                                                                   2005   1.438       1.535           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367           --
                                                                                   2013   2.364       3.060           --
                                                                                   2012   2.062       2.364           --
                                                                                   2011   2.139       2.062           --
                                                                                   2010   1.738       2.139           --
                                                                                   2009   1.228       1.738           --
                                                                                   2008   2.231       1.228           --
                                                                                   2007   1.870       2.231           --
                                                                                   2006   1.684       1.870           --
                                                                                   2005   1.533       1.684           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708           --
                                                                                   2005   1.498       1.527           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485           --
                                                                                   2006   1.328       1.397           --
                                                                                   2005   1.274       1.328           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172           --
                                                                                   2009   0.936       1.108           --
                                                                                   2008   1.627       0.936           --
                                                                                   2007   1.582       1.627           --
                                                                                   2006   1.401       1.582           --
                                                                                   2005   1.341       1.401           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959           --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.731       2.507           --
                                                                                  2012   1.488       1.731           --
                                                                                  2011   1.481       1.488           --
                                                                                  2010   1.209       1.481           --
                                                                                  2009   0.916       1.209           --
                                                                                  2008   1.569       0.916       12,081
                                                                                  2007   1.577       1.569       11,855
                                                                                  2006   1.479       1.577       10,527
                                                                                  2005   1.351       1.479       10,534
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.965       1.973           --
                                                                                  2013   1.517       1.965        3,394
                                                                                  2012   1.346       1.517        3,542
                                                                                  2011   1.464       1.346        3,556
                                                                                  2010   1.281       1.464        3,434
                                                                                  2009   1.010       1.281        3,347
                                                                                  2008   1.625       1.010        9,886
                                                                                  2007   1.637       1.625        9,575
                                                                                  2006   1.430       1.637           --
                                                                                  2005   1.392       1.430           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.073       2.256           --
                                                                                  2013   1.627       2.073           --
                                                                                  2012   1.432       1.627           --
                                                                                  2011   1.424       1.432           --
                                                                                  2010   1.289       1.424           --
                                                                                  2009   1.077       1.289           --
                                                                                  2008   1.555       1.077           --
                                                                                  2007   1.463       1.555           --
                                                                                  2006   1.300       1.463           --
                                                                                  2005   1.272       1.300           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.011       0.993           --
                                                                                  2008   1.461       1.011           --
                                                                                  2007   1.465       1.461           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.289       1.360           --
                                                                                  2010   1.167       1.289           --
                                                                                  2009   0.849       1.167           --
                                                                                  2008   1.497       0.849           --
                                                                                  2007   1.500       1.497           --
                                                                                  2006   1.347       1.500           --
                                                                                  2005   1.305       1.347           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.281       1.390           --
                                                                                  2010   1.168       1.281           --
                                                                                  2009   0.976       1.168           --
                                                                                  2008   1.394       0.976           --
                                                                                  2007   1.336       1.394           --
                                                                                  2006   1.156       1.336           --
                                                                                  2005   1.181       1.156           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090           --
                                                                                  2013   1.520       1.877           --
                                                                                  2012   1.358       1.520           --
                                                                                  2011   1.385       1.358           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876           --
                                                                                  2013   1.369       1.687           --
                                                                                  2012   1.225       1.369           --
                                                                                  2011   1.160       1.225           --
                                                                                  2010   1.055       1.160           --
                                                                                  2009   0.878       1.055           --
                                                                                  2008   1.377       0.878           --
                                                                                  2007   1.334       1.377           --
                                                                                  2006   1.231       1.334           --
                                                                                  2005   1.205       1.231           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353           --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.321
                                                                                           2011   1.357
                                                                                           2010   1.260
                                                                                           2009   0.903
                                                                                           2008   1.469
                                                                                           2007   1.424
                                                                                           2006   1.388
                                                                                           2005   1.346
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.088
                                                                                           2013   1.609
                                                                                           2012   1.410
                                                                                           2011   1.370
                                                                                           2010   1.277
                                                                                           2009   1.046
                                                                                           2008   1.658
                                                                                           2007   1.628
                                                                                           2006   1.405
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.511
                                                                                           2013   1.865
                                                                                           2012   1.614
                                                                                           2011   1.714
                                                                                           2010   1.427
                                                                                           2009   1.070
                                                                                           2008   1.687
                                                                                           2007   1.607
                                                                                           2006   1.428
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
                                                                                           2006   1.642
                                                                                           2005   1.597
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
                                                                                           2006   1.337
                                                                                           2005   1.308
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922
                                                                                           2006   1.558
                                                                                           2005   1.423
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.421
                                                                                           2006   1.291
                                                                                           2005   1.272
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.958
                                                                                           2010   0.895
                                                                                           2009   0.777
                                                                                           2008   1.006
                                                                                           2007   1.013
                                                                                           2006   0.993
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.301



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.106    --
                                                                                           1.559    --
                                                                                           1.321    --
                                                                                           1.357    --
                                                                                           1.260    --
                                                                                           0.903    --
                                                                                           1.469    --
                                                                                           1.424    --
                                                                                           1.388    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.287    --
                                                                                           2.088    --
                                                                                           1.609    --
                                                                                           1.410    --
                                                                                           1.370    --
                                                                                           1.277    --
                                                                                           1.046    --
                                                                                           1.658    --
                                                                                           1.628    --
                                                                                           1.405    --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.661    --
                                                                                           2.511    --
                                                                                           1.865    --
                                                                                           1.614    --
                                                                                           1.714    --
                                                                                           1.427    --
                                                                                           1.070    --
                                                                                           1.687    --
                                                                                           1.607    --
                                                                                           1.428    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.341    --
                                                                                           3.275    --
                                                                                           2.272    --
                                                                                           1.941    --
                                                                                           1.953    --
                                                                                           1.592    --
                                                                                           1.137    --
                                                                                           1.957    --
                                                                                           1.815    --
                                                                                           1.642    --
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924    --
                                                                                           0.950    --
                                                                                           1.551    --
                                                                                           1.509    --
                                                                                           1.337    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.531    --
                                                                                           1.424    --
                                                                                           1.401    --
                                                                                           1.111    --
                                                                                           2.003    --
                                                                                           1.922    --
                                                                                           1.558    --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.443    --
                                                                                           1.421    --
                                                                                           1.291    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.945    --
                                                                                           0.958    --
                                                                                           0.895    --
                                                                                           0.777    --
                                                                                           1.006    --
                                                                                           1.013    --
                                                                                           0.993    --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.325    --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.190       1.301           --
                                                                          2009   1.018       1.190           --
                                                                          2008   1.202       1.018           --
                                                                          2007   1.202       1.202           --
                                                                          2006   1.164       1.202           --
                                                                          2005   1.158       1.164           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.239       2.187           --
                                                                          2013   2.091       2.239           --
                                                                          2012   1.810       2.091           --
                                                                          2011   1.803       1.810           --
                                                                          2010   1.578       1.803           --
                                                                          2009   1.006       1.578           --
                                                                          2008   1.466       1.006        5,732
                                                                          2007   1.491       1.466        5,736
                                                                          2006   1.371       1.491        5,740
                                                                          2005   1.363       1.371        5,744
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.024       1.017           --
                                                                          2009   1.042       1.024           --
                                                                          2008   1.037       1.042           --
                                                                          2007   1.008       1.037           --
                                                                          2006   0.983       1.008           --
                                                                          2005   0.975       0.983           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.640       1.718           --
                                                                          2006   1.417       1.640        9,474
                                                                          2005   1.389       1.417        9,670
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.591       1.670           --
                                                                          2006   1.372       1.591           --
                                                                          2005   1.314       1.372           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.749       1.864           --
                                                                          2006   1.580       1.749           --
                                                                          2005   1.537       1.580           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.592       1.653           --
                                                                          2006   1.385       1.592           --
                                                                          2005   1.369       1.385           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.780       1.960           --
                                                                          2006   1.618       1.780           --
                                                                          2005   1.525       1.618           --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145           --
                                                                          2013   1.010       1.027           --
                                                                          2012   0.816       1.010           --
                                                                          2011   0.879       0.816           --
                                                                          2010   0.771       0.879           --
                                                                          2009   0.582       0.771           --
                                                                          2008   1.016       0.582           --
                                                                          2007   1.217       1.016           --
                                                                          2006   1.003       1.217           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575           --
                                                                          2013   1.956       2.476        2,712
                                                                          2012   1.625       1.956        2,724
                                                                          2011   1.789       1.625        2,870
                                                                          2010   1.664       1.789        2,715
                                                                          2009   1.185       1.664        2,569
                                                                          2008   2.080       1.185        3,839
                                                                          2007   1.626       2.080        3,322
                                                                          2006   1.591       1.626        3,916
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2007   1.938       1.883           --
                                                                          2006   1.764       1.938           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2007   1.289       1.408           --
                                                                          2006   1.303       1.289           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2007   1.346       1.307           --
                                                                              2006   1.266       1.346           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836           --
                                                                              2008   1.567       0.881           --
                                                                              2007   1.429       1.567           --
                                                                              2006   1.450       1.429           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)....................... 2014   1.424       1.424           --
                                                                              2013   1.342       1.424           --
                                                                              2012   1.121       1.342           --
                                                                              2011   1.227       1.121           --
                                                                              2010   1.176       1.227           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.221       1.257           --
                                                                              2013   0.961       1.221           --
                                                                              2012   0.840       0.961           --
                                                                              2011   0.985       0.840           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2014   2.519       2.308           --
                                                                              2013   2.704       2.519           --
                                                                              2012   2.321       2.704           --
                                                                              2011   2.912       2.321           --
                                                                              2010   2.403       2.912           --
                                                                              2009   1.451       2.403           --
                                                                              2008   3.176       1.451           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.053       1.140           --
                                                                              2012   1.021       1.053           --
                                                                              2011   1.099       1.021           --
                                                                              2010   0.913       1.099           --
                                                                              2009   0.681       0.913           --
                                                                              2008   1.126       0.681           --
                                                                              2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.316       1.318           --
                                                                              2013   1.056       1.316           --
                                                                              2012   0.889       1.056           --
                                                                              2011   0.991       0.889           --
                                                                              2010   0.872       0.991           --
                                                                              2009   0.636       0.872           --
                                                                              2008   1.092       0.636           --
                                                                              2007   1.048       1.092           --
                                                                              2006   0.996       1.048           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.522       1.554       29,628
                                                                              2013   1.583       1.522       29,232
                                                                              2012   1.478       1.583       28,323
                                                                              2011   1.461       1.478       28,014
                                                                              2010   1.378       1.461       28,174
                                                                              2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2007   1.559       1.604           --
                                                                              2006   1.453       1.559           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.169       1.289           --
                                                                              2006   1.114       1.169           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   1.974       2.024       20,063
                                                                              2013   1.983       1.974       20,063
                                                                              2012   1.813       1.983       20,063
                                                                              2011   1.785       1.813       20,063
                                                                              2010   1.623       1.785       20,063
                                                                              2009   1.244       1.623       20,063
                                                                              2008   1.422       1.244       20,063
                                                                              2007   1.360       1.422       20,063
                                                                              2006   1.317       1.360       20,063
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2014   1.975       2.149        3,367
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)..................... 2007   1.615       1.691           --
                                                                              2006   1.529       1.615           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)..................... 2014   1.919       2.137           --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.459       1.919    --
                                                                        2012   1.312       1.459    --
                                                                        2011   1.335       1.312    --
                                                                        2010   1.210       1.335    --
                                                                        2009   1.036       1.210    --
                                                                        2008   1.685       1.036    --
                                                                        2007   1.677       1.685    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2007   1.106       1.150    --
                                                                        2006   1.068       1.106    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780    --
                                                                        2013   1.268       1.668    --
                                                                        2012   1.131       1.268    --
                                                                        2011   1.267       1.131    --
                                                                        2010   1.079       1.267    --
                                                                        2009   0.859       1.079    --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481    --
                                                                        2013   1.541       1.510    --
                                                                        2012   1.572       1.541    --
                                                                        2011   1.604       1.572    --
                                                                        2010   1.625       1.604    --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785    --
                                                                        2008   1.393       0.753    --
                                                                        2007   1.367       1.393    --
                                                                        2006   1.352       1.367    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364    --
                                                                        2012   1.095       1.241    --
                                                                        2011   1.191       1.095    --
                                                                        2010   1.062       1.191    --
                                                                        2009   0.890       1.062    --
                                                                        2008   1.489       0.890    --
                                                                        2007   1.459       1.489    --
                                                                        2006   1.426       1.459    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302    --
                                                                        2013   1.627       2.115    --
                                                                        2012   1.497       1.627    --
                                                                        2011   1.577       1.497    --
                                                                        2010   1.396       1.577    --
                                                                        2009   0.955       1.396    --
                                                                        2008   1.795       0.955    --
                                                                        2007   1.521       1.795    --
                                                                        2006   1.562       1.521    --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340    --
                                                                        2013   1.630       2.189    --
                                                                        2012   1.436       1.630    --
                                                                        2011   1.458       1.436    --
                                                                        2010   1.332       1.458    --
                                                                        2009   0.971       1.332    --
                                                                        2008   1.468       0.971    --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.057       1.070    --
                                                                        2006   1.002       1.057    --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2007   1.040       1.076    --
                                                                        2006   1.001       1.040    --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2007   1.046       1.075    --
                                                                        2006   1.002       1.046    --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2007   1.052       1.076    --
                                                                        2006   1.002       1.052    --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2007   1.057       1.075    --
                                                                        2006   1.002       1.057    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.914       2.122    --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.483
                                                                                           2012   1.311
                                                                                           2011   1.315
                                                                                           2010   1.172
                                                                                           2009   0.955
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
                                                                                           2006   1.280
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.882
                                                                                           2013   1.415
                                                                                           2012   1.238
                                                                                           2011   1.252
                                                                                           2010   1.146
                                                                                           2009   0.968
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.428
                                                                                           2013   1.148
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.727
                                                                                           2013   1.321
                                                                                           2012   1.197
                                                                                           2011   1.357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.115
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
                                                                                           2006   1.076
                                                                                           2005   1.071
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.618
                                                                                           2007   1.496
                                                                                           2006   1.374
                                                                                           2005   1.307
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
                                                                                           2006   1.569
                                                                                           2005   1.427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138
                                                                                           2006   1.860
                                                                                           2005   1.773
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.364
                                                                                           2005   1.279
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.359
                                                                                           2005   1.327
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.314
                                                                                           2005   1.233
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.914           --
                                                                                           1.483           --
                                                                                           1.311           --
                                                                                           1.315           --
                                                                                           1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.793       80,883
                                                                                           1.687       80,883
                                                                                           1.449       80,883
                                                                                           1.328       80,883
                                                                                           1.326       80,883
                                                                                           1.231       80,883
                                                                                           1.061       85,913
                                                                                           1.393       85,919
                                                                                           1.365       85,924
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.045           --
                                                                                           1.882           --
                                                                                           1.415           --
                                                                                           1.238           --
                                                                                           1.252           --
                                                                                           1.146           --
                                                                                           0.968           --
                                                                                           1.463           --
                                                                                           1.387           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.395           --
                                                                                           1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.140           --
                                                                                           1.066           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491           --
                                                                                           1.445           --
                                                                                           1.462           --
                                                                                           1.341           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.868           --
                                                                                           1.727           --
                                                                                           1.321           --
                                                                                           1.197           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121           --
                                                                                           1.101           --
                                                                                           1.115           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237           --
                                                                                           1.199       34,622
                                                                                           1.167       36,373
                                                                                           1.095       36,588
                                                                                           1.076       35,267
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.499           --
                                                                                           1.618           --
                                                                                           1.496           --
                                                                                           1.374           --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124           --
                                                                                           1.965           --
                                                                                           1.569           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281           --
                                                                                           2.138           --
                                                                                           1.860           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.450           --
                                                                                           1.364           --
 Travelers Equity Income Subaccount (11/99)............................................... 1.426           --
                                                                                           1.359           --
 Travelers Large Cap Subaccount (11/99)................................................... 1.352           --
                                                                                           1.314           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141           --

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.075           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031           --
                                                                                     2005   1.000       1.028           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079           --
                                                                                     2005   1.000       1.044           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106           --
                                                                                     2005   1.000       1.062           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054           --
                                                                                     2005   1.000       1.035           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068           --
                                                                                     2005   1.087       1.080       23,350
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529           --
                                                                                     2005   1.313       1.442           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562           --
                                                                                     2005   1.463       1.478           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280           --
                                                                                     2005   1.230       1.242       82,303
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259           --
                                                                                     2005   1.118       1.166           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764           --
                                                                                     2005   1.432       1.537           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453           --
                                                                                     2005   1.320       1.372           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114           --
                                                                                     2005   1.000       1.060           --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317           --
                                                                                     2005   1.285       1.306           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418           --
                                                                                     2005   1.361       1.361           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.303           --
                                                                                     2005   1.000       1.133           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266           --
                                                                                     2005   1.000       1.105           --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.280       1.327           --
                                                                                     2005   1.211       1.280           --





                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152           --
                                                                         2006   1.000       1.077        6,213
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330           --
                                                                         2005   1.224       1.268        4,676
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       0.768           --
                                                                         2007   1.340       1.537       21,973
                                                                         2006   1.329       1.340       22,661
                                                                         2005   1.257       1.329       32,908
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452           --
                                                                         2005   1.356       1.391       52,007

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.370       1.334            --
                                                                              2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.704       2.712       116,572
                                                                              2013   2.136       2.704       167,480
                                                                              2012   1.778       2.136       267,228
                                                                              2011   1.991       1.778       326,492
                                                                              2010   1.818       1.991       496,427
                                                                              2009   1.303       1.818       568,754
                                                                              2008   2.158       1.303       585,001
                                                                              2007   1.917       2.158       546,193
                                                                              2006   1.624       1.917       673,510
                                                                              2005   1.452       1.624       620,985
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.323       2.471       755,601
                                                                              2013   1.822       2.323       968,899
                                                                              2012   1.577       1.822     1,180,026
                                                                              2011   1.680       1.577     1,338,099
                                                                              2010   1.444       1.680     1,580,376
                                                                              2009   1.057       1.444     1,769,843
                                                                              2008   1.925       1.057     1,967,352
                                                                              2007   1.748       1.925     2,263,556
                                                                              2006   1.618       1.748     2,558,407
                                                                              2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   2.042       2.214       807,371
                                                                              2013   1.560       2.042     1,045,269
                                                                              2012   1.355       1.560     1,318,354
                                                                              2011   1.408       1.355     1,609,927
                                                                              2010   1.289       1.408     1,874,223
                                                                              2009   1.002       1.289     2,027,763
                                                                              2008   1.645       1.002     2,178,947
                                                                              2007   1.598       1.645     2,469,648
                                                                              2006   1.415       1.598     2,652,459
                                                                              2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.610       1.591            --
                                                                              2005   1.389       1.610       108,294
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.787       2.323            --
                                                                              2005   1.701       1.787        51,519
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410            --
                                                                              2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442            --
                                                                              2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678       124,271
                                                                              2013   1.901       2.444       216,542
                                                                              2012   1.668       1.901       275,611
                                                                              2011   1.747       1.668       400,847
                                                                              2010   1.522       1.747       428,926
                                                                              2009   1.145       1.522       450,704
                                                                              2008   2.035       1.145       499,267
                                                                              2007   1.767       2.035       444,740
                                                                              2006   1.615       1.767       419,747
                                                                              2005   1.410       1.615       404,405
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266        61,357
                                                                              2013   2.359       3.142        81,777
                                                                              2012   2.101       2.359       168,155
                                                                              2011   2.405       2.101       253,032
                                                                              2010   1.908       2.405       259,296
                                                                              2009   1.393       1.908       269,311
                                                                              2008   2.353       1.393       277,225
                                                                              2007   2.082       2.353       329,854
                                                                              2006   1.889       2.082       345,497
                                                                              2005   1.633       1.889       490,035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587        67,551

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.386       1.548       131,887
                                                                                   2012   1.255       1.386       136,842
                                                                                   2011   1.250       1.255       142,048
                                                                                   2010   1.132       1.250       206,531
                                                                                   2009   0.852       1.132       190,576
                                                                                   2008   1.236       0.852       189,821
                                                                                   2007   1.215       1.236       199,445
                                                                                   2006   1.048       1.215       173,553
                                                                                   2005   1.000       1.048            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.459       1.693            --
                                                                                   2005   1.347       1.459       532,076
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.314       2.438        62,312
                                                                                   2013   1.709       2.314        73,671
                                                                                   2012   1.573       1.709        90,350
                                                                                   2011   1.686       1.573       115,122
                                                                                   2010   1.348       1.686       124,950
                                                                                   2009   0.958       1.348       131,379
                                                                                   2008   1.699       0.958       265,837
                                                                                   2007   1.558       1.699       143,040
                                                                                   2006   1.463       1.558       192,908
                                                                                   2005   1.424       1.463       208,273
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.490       3.171            --
                                                                                   2007   2.765       3.490        97,287
                                                                                   2006   2.202       2.765        78,000
                                                                                   2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.211       1.926        81,013
                                                                                   2013   1.834       2.211       102,270
                                                                                   2012   1.583       1.834       184,226
                                                                                   2011   1.807       1.583       218,943
                                                                                   2010   1.700       1.807       254,343
                                                                                   2009   1.266       1.700       263,360
                                                                                   2008   2.166       1.266       269,485
                                                                                   2007   1.914       2.166       346,313
                                                                                   2006   1.608       1.914       409,605
                                                                                   2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.535       1.833            --
                                                                                   2005   1.438       1.535        82,507
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
                                                                                   2006   1.684       1.870       110,667
                                                                                   2005   1.533       1.684       105,346
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708            --
                                                                                   2005   1.498       1.527       185,107
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
                                                                                   2006   1.328       1.397        43,087
                                                                                   2005   1.274       1.328        43,087
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
                                                                                   2006   1.401       1.582       415,144
                                                                                   2005   1.341       1.401       405,706
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959       222,470

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.731       2.507       551,160
                                                                                  2012   1.488       1.731       702,672
                                                                                  2011   1.481       1.488       982,507
                                                                                  2010   1.209       1.481     1,073,899
                                                                                  2009   0.916       1.209     1,146,181
                                                                                  2008   1.569       0.916     1,218,795
                                                                                  2007   1.577       1.569     1,522,176
                                                                                  2006   1.479       1.577     1,689,670
                                                                                  2005   1.351       1.479     1,968,918
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.965       1.973            --
                                                                                  2013   1.517       1.965       323,845
                                                                                  2012   1.346       1.517       422,482
                                                                                  2011   1.464       1.346       500,765
                                                                                  2010   1.281       1.464       541,144
                                                                                  2009   1.010       1.281       580,428
                                                                                  2008   1.625       1.010       614,275
                                                                                  2007   1.637       1.625       751,038
                                                                                  2006   1.430       1.637       644,776
                                                                                  2005   1.392       1.430       696,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.073       2.256       349,257
                                                                                  2013   1.627       2.073       467,486
                                                                                  2012   1.432       1.627       578,072
                                                                                  2011   1.424       1.432       709,638
                                                                                  2010   1.289       1.424       776,702
                                                                                  2009   1.077       1.289       828,892
                                                                                  2008   1.555       1.077       787,380
                                                                                  2007   1.463       1.555       977,846
                                                                                  2006   1.300       1.463     1,057,241
                                                                                  2005   1.272       1.300     1,168,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.011       0.993            --
                                                                                  2008   1.461       1.011       122,786
                                                                                  2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.289       1.360            --
                                                                                  2010   1.167       1.289     2,896,354
                                                                                  2009   0.849       1.167     3,080,174
                                                                                  2008   1.497       0.849     3,491,265
                                                                                  2007   1.500       1.497     4,036,762
                                                                                  2006   1.347       1.500     4,329,793
                                                                                  2005   1.305       1.347     4,789,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.281       1.390            --
                                                                                  2010   1.168       1.281        43,424
                                                                                  2009   0.976       1.168        43,453
                                                                                  2008   1.394       0.976        97,142
                                                                                  2007   1.336       1.394        48,606
                                                                                  2006   1.156       1.336        48,632
                                                                                  2005   1.181       1.156        49,847
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090        10,285
                                                                                  2013   1.520       1.877        13,545
                                                                                  2012   1.358       1.520        13,553
                                                                                  2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876        60,178
                                                                                  2013   1.369       1.687        95,743
                                                                                  2012   1.225       1.369       242,901
                                                                                  2011   1.160       1.225       299,669
                                                                                  2010   1.055       1.160       494,258
                                                                                  2009   0.878       1.055       585,437
                                                                                  2008   1.377       0.878     1,000,452
                                                                                  2007   1.334       1.377     1,171,876
                                                                                  2006   1.231       1.334     1,250,551
                                                                                  2005   1.205       1.231     1,297,692
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353        82,686

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.321
                                                                                           2011   1.357
                                                                                           2010   1.260
                                                                                           2009   0.903
                                                                                           2008   1.469
                                                                                           2007   1.424
                                                                                           2006   1.388
                                                                                           2005   1.346
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.088
                                                                                           2013   1.609
                                                                                           2012   1.410
                                                                                           2011   1.370
                                                                                           2010   1.277
                                                                                           2009   1.046
                                                                                           2008   1.658
                                                                                           2007   1.628
                                                                                           2006   1.405
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.511
                                                                                           2013   1.865
                                                                                           2012   1.614
                                                                                           2011   1.714
                                                                                           2010   1.427
                                                                                           2009   1.070
                                                                                           2008   1.687
                                                                                           2007   1.607
                                                                                           2006   1.428
                                                                                           2005   1.345
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.275
                                                                                           2013   2.272
                                                                                           2012   1.941
                                                                                           2011   1.953
                                                                                           2010   1.592
                                                                                           2009   1.137
                                                                                           2008   1.957
                                                                                           2007   1.815
                                                                                           2006   1.642
                                                                                           2005   1.597
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.950
                                                                                           2008   1.551
                                                                                           2007   1.509
                                                                                           2006   1.337
                                                                                           2005   1.308
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.424
                                                                                           2010   1.401
                                                                                           2009   1.111
                                                                                           2008   2.003
                                                                                           2007   1.922
                                                                                           2006   1.558
                                                                                           2005   1.423
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.421
                                                                                           2006   1.291
                                                                                           2005   1.272
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.958
                                                                                           2010   0.895
                                                                                           2009   0.777
                                                                                           2008   1.006
                                                                                           2007   1.013
                                                                                           2006   0.993
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.301



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.106       121,037
                                                                                           1.559       125,489
                                                                                           1.321       153,103
                                                                                           1.357       157,230
                                                                                           1.260       174,642
                                                                                           0.903       185,729
                                                                                           1.469       332,537
                                                                                           1.424       419,425
                                                                                           1.388       464,076
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.287       109,490
                                                                                           2.088       110,414
                                                                                           1.609       167,667
                                                                                           1.410       172,564
                                                                                           1.370       206,094
                                                                                           1.277       209,459
                                                                                           1.046       447,409
                                                                                           1.658       253,891
                                                                                           1.628       231,247
                                                                                           1.405       244,928
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.661        69,041
                                                                                           2.511        68,325
                                                                                           1.865       104,573
                                                                                           1.614       105,548
                                                                                           1.714       108,729
                                                                                           1.427       118,171
                                                                                           1.070       257,688
                                                                                           1.687       250,439
                                                                                           1.607       261,845
                                                                                           1.428       398,914
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.341        72,904
                                                                                           3.275        74,682
                                                                                           2.272        88,611
                                                                                           1.941       105,501
                                                                                           1.953       109,303
                                                                                           1.592       117,268
                                                                                           1.137       125,188
                                                                                           1.957       227,745
                                                                                           1.815       100,852
                                                                                           1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.924            --
                                                                                           0.950       240,557
                                                                                           1.551       262,292
                                                                                           1.509       268,238
                                                                                           1.337       283,325
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.234            --
                                                                                           1.424        15,436
                                                                                           1.401        15,676
                                                                                           1.111        31,565
                                                                                           2.003        15,786
                                                                                           1.922        15,788
                                                                                           1.558        15,792
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.443            --
                                                                                           1.421       149,235
                                                                                           1.291       175,226
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.945            --
                                                                                           0.958        34,947
                                                                                           0.895        53,214
                                                                                           0.777       153,908
                                                                                           1.006        83,479
                                                                                           1.013        85,099
                                                                                           0.993        85,790
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.325            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.190       1.301       254,872
                                                                          2009   1.018       1.190       286,003
                                                                          2008   1.202       1.018       300,701
                                                                          2007   1.202       1.202       308,150
                                                                          2006   1.164       1.202       305,999
                                                                          2005   1.158       1.164       301,636
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.239       2.187       237,722
                                                                          2013   2.091       2.239       312,339
                                                                          2012   1.810       2.091       426,059
                                                                          2011   1.803       1.810       473,345
                                                                          2010   1.578       1.803       530,748
                                                                          2009   1.006       1.578       570,467
                                                                          2008   1.466       1.006       584,823
                                                                          2007   1.491       1.466       638,240
                                                                          2006   1.371       1.491       685,810
                                                                          2005   1.363       1.371       692,777
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.024       1.017            --
                                                                          2009   1.042       1.024     1,025,313
                                                                          2008   1.037       1.042     1,303,252
                                                                          2007   1.008       1.037       899,817
                                                                          2006   0.983       1.008       886,641
                                                                          2005   0.975       0.983       784,681
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.640       1.718            --
                                                                          2006   1.417       1.640       260,923
                                                                          2005   1.389       1.417       270,363
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.591       1.670            --
                                                                          2006   1.372       1.591        32,871
                                                                          2005   1.314       1.372        32,871
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.749       1.864            --
                                                                          2006   1.580       1.749       140,991
                                                                          2005   1.537       1.580       131,036
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.592       1.653            --
                                                                          2006   1.385       1.592       412,477
                                                                          2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.780       1.960            --
                                                                          2006   1.618       1.780       333,170
                                                                          2005   1.525       1.618       358,455
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145        39,304
                                                                          2013   1.010       1.027        66,281
                                                                          2012   0.816       1.010        70,885
                                                                          2011   0.879       0.816        98,524
                                                                          2010   0.771       0.879       125,550
                                                                          2009   0.582       0.771       111,581
                                                                          2008   1.016       0.582       121,205
                                                                          2007   1.217       1.016       126,435
                                                                          2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575            --
                                                                          2013   1.956       2.476        26,774
                                                                          2012   1.625       1.956        22,062
                                                                          2011   1.789       1.625        24,670
                                                                          2010   1.664       1.789        53,149
                                                                          2009   1.185       1.664        76,064
                                                                          2008   2.080       1.185        58,172
                                                                          2007   1.626       2.080         8,148
                                                                          2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.616       2.423        88,641

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.040       2.616       137,455
                                                                               2012   1.608       2.040       130,024
                                                                               2011   1.907       1.608       193,217
                                                                               2010   1.668       1.907       178,839
                                                                               2009   1.094       1.668       209,241
                                                                               2008   1.883       1.094       182,934
                                                                               2007   1.938       1.883       186,375
                                                                               2006   1.764       1.938       192,080
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.308       1.406       214,826
                                                                               2013   1.024       1.308       217,967
                                                                               2012   0.911       1.024       201,731
                                                                               2011   0.965       0.911       252,736
                                                                               2010   0.785       0.965       291,491
                                                                               2009   0.633       0.785       316,815
                                                                               2008   1.054       0.633       367,579
                                                                               2007   1.069       1.054       485,181
                                                                               2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.149       2.278         2,144
                                                                               2013   1.560       2.149         2,145
                                                                               2012   1.343       1.560         2,147
                                                                               2011   1.382       1.343         2,148
                                                                               2010   1.114       1.382         2,149
                                                                               2009   0.847       1.114         2,430
                                                                               2008   1.408       0.847           710
                                                                               2007   1.289       1.408            --
                                                                               2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900            --
                                                                               2013   1.418       1.852            --
                                                                               2012   1.251       1.418            --
                                                                               2011   1.420       1.251            --
                                                                               2010   1.212       1.420            --
                                                                               2009   0.958       1.212            --
                                                                               2008   1.307       0.958            --
                                                                               2007   1.346       1.307            --
                                                                               2006   1.266       1.346            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        43,386
                                                                               2013   2.704       2.519        44,753
                                                                               2012   2.321       2.704        56,245
                                                                               2011   2.912       2.321        69,258
                                                                               2010   2.403       2.912        83,785
                                                                               2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.762       2.060       126,244
                                                                          2012   1.541       1.762       128,312
                                                                          2011   1.760       1.541       135,747
                                                                          2010   1.612       1.760       171,286
                                                                          2009   1.250       1.612       209,067
                                                                          2008   2.213       1.250       236,538
                                                                          2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.053       1.140            --
                                                                          2012   1.021       1.053         1,925
                                                                          2011   1.100       1.021         1,926
                                                                          2010   0.913       1.100        42,628
                                                                          2009   0.681       0.913        40,700
                                                                          2008   1.126       0.681        26,487
                                                                          2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.198       2.176            --
                                                                          2013   1.613       2.198            --
                                                                          2012   1.506       1.613            --
                                                                          2011   1.650       1.506            --
                                                                          2010   1.275       1.650            --
                                                                          2009   0.827       1.275        14,634
                                                                          2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.293       1.435       317,652

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.986       1.293       446,108
                                                                        2012   0.853       0.986       516,164
                                                                        2011   0.906       0.853       733,645
                                                                        2010   0.790       0.906       810,324
                                                                        2009   0.681       0.790       950,292
                                                                        2008   1.091       0.681       965,887
                                                                        2007   1.073       1.091     1,205,286
                                                                        2006   1.001       1.073       772,130
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691            --
                                                                        2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137        98,974
                                                                        2013   1.459       1.919        98,931
                                                                        2012   1.312       1.459        59,013
                                                                        2011   1.335       1.312        21,417
                                                                        2010   1.210       1.335        32,564
                                                                        2009   1.036       1.210        37,638
                                                                        2008   1.685       1.036        26,990
                                                                        2007   1.677       1.685        32,213
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.317       1.380       265,476
                                                                        2013   1.356       1.317       335,083
                                                                        2012   1.288       1.356       344,387
                                                                        2011   1.235       1.288       398,260
                                                                        2010   1.165       1.235       403,645
                                                                        2009   1.087       1.165       402,977
                                                                        2008   1.150       1.087       388,128
                                                                        2007   1.106       1.150       378,055
                                                                        2006   1.068       1.106       390,131
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780        30,354
                                                                        2013   1.268       1.668        55,546
                                                                        2012   1.131       1.268        88,507
                                                                        2011   1.267       1.131       123,984
                                                                        2010   1.079       1.267       155,012
                                                                        2009   0.859       1.079       169,379
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481       154,592
                                                                        2013   1.541       1.510        69,072
                                                                        2012   1.572       1.541       218,551
                                                                        2011   1.604       1.572       383,591
                                                                        2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.360       1.332        26,623
                                                                        2006   1.327       1.360        22,159
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051
                                                                        2013   1.627       2.115       237,689
                                                                        2012   1.497       1.627       329,162
                                                                        2011   1.577       1.497       349,891
                                                                        2010   1.396       1.577       419,868
                                                                        2009   0.955       1.396       441,995
                                                                        2008   1.795       0.955       412,754
                                                                        2007   1.521       1.795       421,462
                                                                        2006   1.562       1.521       395,173
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340         8,738

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.630       2.189         8,938
                                                                       2012   1.436       1.630        12,085
                                                                       2011   1.458       1.436        13,054
                                                                       2010   1.332       1.458        15,268
                                                                       2009   0.971       1.332        15,727
                                                                       2008   1.468       0.971        19,318
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.913       0.988            --
                                                                       2010   0.805       0.913       368,690
                                                                       2009   0.625       0.805        59,859
                                                                       2008   1.070       0.625        65,506
                                                                       2007   1.057       1.070        72,518
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.274       1.305            --
                                                                       2013   1.246       1.274            --
                                                                       2012   1.165       1.246            --
                                                                       2011   1.151       1.165            --
                                                                       2010   1.067       1.151            --
                                                                       2009   0.903       1.067            --
                                                                       2008   1.076       0.903            --
                                                                       2007   1.040       1.076            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.288       1.325            --
                                                                       2013   1.185       1.288            --
                                                                       2012   1.084       1.185            --
                                                                       2011   1.095       1.084            --
                                                                       2010   1.001       1.095       153,355
                                                                       2009   0.826       1.001       171,710
                                                                       2008   1.075       0.826       173,118
                                                                       2007   1.046       1.075        25,057
                                                                       2006   1.002       1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.285       1.323       369,997
                                                                       2013   1.111       1.285       784,675
                                                                       2012   1.001       1.111       531,953
                                                                       2011   1.035       1.001       801,844
                                                                       2010   0.933       1.035     1,009,157
                                                                       2009   0.752       0.933       579,908
                                                                       2008   1.076       0.752       438,422
                                                                       2007   1.052       1.076       445,185
                                                                       2006   1.002       1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.265       1.304        40,479
                                                                       2013   1.038       1.265        41,926
                                                                       2012   0.918       1.038       439,928
                                                                       2011   0.973       0.918       561,172
                                                                       2010   0.865       0.973       602,177
                                                                       2009   0.684       0.865       628,954
                                                                       2008   1.075       0.684       673,543
                                                                       2007   1.057       1.075       319,705
                                                                       2006   1.002       1.057       258,637
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.914       2.122        53,842
                                                                       2013   1.483       1.914        69,386
                                                                       2012   1.311       1.483       159,251
                                                                       2011   1.315       1.311       163,935
                                                                       2010   1.172       1.315       179,942
                                                                       2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.687       1.793       421,358
                                                                       2013   1.449       1.687       511,819
                                                                       2012   1.328       1.449       960,755
                                                                       2011   1.326       1.328     1,038,186
                                                                       2010   1.231       1.326     1,178,593
                                                                       2009   1.061       1.231     1,314,384
                                                                       2008   1.393       1.061     1,392,780
                                                                       2007   1.365       1.393     1,777,234
                                                                       2006   1.280       1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.090       2.270            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.727
                                                                                           2013   1.321
                                                                                           2012   1.197
                                                                                           2011   1.357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.115
                                                                                           2005   1.114
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.199
                                                                                           2008   1.167
                                                                                           2007   1.095
                                                                                           2006   1.076
                                                                                           2005   1.071
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2007   1.496
                                                                                           2006   1.374
                                                                                           2005   1.307
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.965
                                                                                           2006   1.569
                                                                                           2005   1.427
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.138
                                                                                           2006   1.860
                                                                                           2005   1.773
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.364
                                                                                           2005   1.279
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.359
                                                                                           2005   1.327
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.314
                                                                                           2005   1.233
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
                                                                                           1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
                                                                                           1.066       130,654
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.868     1,386,269
                                                                                           1.727     1,923,103
                                                                                           1.321     2,172,045
                                                                                           1.197     2,576,853
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.121            --
                                                                                           1.101       333,054
                                                                                           1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.237            --
                                                                                           1.199     1,729,338
                                                                                           1.167     1,803,314
                                                                                           1.095     2,075,298
                                                                                           1.076     2,289,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 1.618            --
                                                                                           1.496            --
                                                                                           1.374            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.124            --
                                                                                           1.965       223,458
                                                                                           1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.281            --
                                                                                           2.138       185,531
                                                                                           1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.450            --
                                                                                           1.364        50,544
 Travelers Equity Income Subaccount (11/99)............................................... 1.426            --
                                                                                           1.359       885,053
 Travelers Large Cap Subaccount (11/99)................................................... 1.352            --
                                                                                           1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141            --
                                                                                           1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.031            --
                                                                                           1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.079            --
                                                                                           1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.106            --
                                                                                           1.062       157,445

                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068            --
                                                                                     2005   1.087       1.080       357,710
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        67,802
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.303            --
                                                                                     2005   1.000       1.133            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.280       1.327            --
                                                                                     2005   1.211       1.280         9,882





                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.151            --
                                                                         2006   1.000       1.077            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.193       1.251            --
                                                                         2005   1.152       1.193            --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.428       1.361            --
                                                                         2007   1.247       1.428       114,349
                                                                         2006   1.237       1.247       117,674
                                                                         2005   1.170       1.237        97,729
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.251       1.305            --
                                                                         2005   1.220       1.251       456,774
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.305       1.271            --
                                                                         2005   1.160       1.305       357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.448       2.454     1,446,716

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.934       2.448      1,773,403
                                                                              2012   1.611       1.934      2,081,638
                                                                              2011   1.805       1.611      2,470,013
                                                                              2010   1.649       1.805      2,727,807
                                                                              2009   1.182       1.649      2,980,480
                                                                              2008   1.959       1.182      3,286,725
                                                                              2007   1.741       1.959      3,748,499
                                                                              2006   1.476       1.741      3,692,166
                                                                              2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.062       2.192      3,286,750
                                                                              2013   1.618       2.062      4,948,609
                                                                              2012   1.401       1.618      5,898,227
                                                                              2011   1.494       1.401      6,755,419
                                                                              2010   1.285       1.494      7,499,647
                                                                              2009   0.941       1.285      8,257,041
                                                                              2008   1.714       0.941      9,090,129
                                                                              2007   1.557       1.714      9,982,768
                                                                              2006   1.442       1.557     10,926,014
                                                                              2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.848       2.003      3,752,809
                                                                              2013   1.413       1.848      5,774,390
                                                                              2012   1.228       1.413      7,071,906
                                                                              2011   1.276       1.228      8,792,530
                                                                              2010   1.169       1.276      9,446,905
                                                                              2009   0.909       1.169     10,102,320
                                                                              2008   1.493       0.909     10,710,178
                                                                              2007   1.451       1.493     12,558,651
                                                                              2006   1.286       1.451     13,338,265
                                                                              2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.553       1.534             --
                                                                              2005   1.341       1.553         15,582
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.545       2.008             --
                                                                              2005   1.471       1.545         88,607
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.297       1.408             --
                                                                              2005   1.201       1.297         98,499
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440             --
                                                                              2005   1.199       1.294        510,788
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.224       2.436        973,223
                                                                              2013   1.731       2.224      1,339,383
                                                                              2012   1.519       1.731      1,553,382
                                                                              2011   1.593       1.519      1,692,957
                                                                              2010   1.388       1.593      1,795,756
                                                                              2009   1.044       1.388      2,079,031
                                                                              2008   1.858       1.044      2,210,809
                                                                              2007   1.614       1.858      2,240,558
                                                                              2006   1.476       1.614      2,306,693
                                                                              2005   1.289       1.476      2,185,064
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.803       2.912        480,449
                                                                              2013   2.106       2.803        751,849
                                                                              2012   1.876       2.106        868,870
                                                                              2011   2.148       1.876        982,996
                                                                              2010   1.705       2.148      1,145,019
                                                                              2009   1.246       1.705      1,185,697
                                                                              2008   2.105       1.246      1,301,855
                                                                              2007   1.863       2.105      1,378,564
                                                                              2006   1.692       1.863      1,465,870
                                                                              2005   1.463       1.692      1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.541       1.579      1,002,722

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.380       1.541     1,165,197
                                                                                   2012   1.251       1.380     1,279,708
                                                                                   2011   1.247       1.251     1,311,827
                                                                                   2010   1.130       1.247     1,346,056
                                                                                   2009   0.850       1.130     1,337,708
                                                                                   2008   1.234       0.850     1,502,191
                                                                                   2007   1.214       1.234     2,139,957
                                                                                   2006   1.048       1.214     1,753,408
                                                                                   2005   1.000       1.048       692,069
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.336       1.549            --
                                                                                   2005   1.233       1.336     1,676,368
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.107       2.219       131,096
                                                                                   2013   1.557       2.107       202,131
                                                                                   2012   1.434       1.557       224,709
                                                                                   2011   1.537       1.434       253,898
                                                                                   2010   1.230       1.537       325,492
                                                                                   2009   0.874       1.230       393,782
                                                                                   2008   1.552       0.874       420,984
                                                                                   2007   1.424       1.552       471,727
                                                                                   2006   1.337       1.424       545,220
                                                                                   2005   1.302       1.337       677,799
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.050       2.771            --
                                                                                   2007   2.418       3.050       972,084
                                                                                   2006   1.927       2.418     1,024,769
                                                                                   2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.018       1.757       788,045
                                                                                   2013   1.675       2.018     1,035,143
                                                                                   2012   1.446       1.675     1,313,538
                                                                                   2011   1.652       1.446     1,714,756
                                                                                   2010   1.555       1.652     1,965,658
                                                                                   2009   1.158       1.555     2,242,157
                                                                                   2008   1.983       1.158     2,456,722
                                                                                   2007   1.753       1.983     2,787,846
                                                                                   2006   1.474       1.753     3,046,408
                                                                                   2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.408       1.680            --
                                                                                   2005   1.320       1.408     1,051,123
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.678       2.944        72,204
                                                                                   2013   2.070       2.678        86,726
                                                                                   2012   1.806       2.070       115,822
                                                                                   2011   1.874       1.806       139,296
                                                                                   2010   1.524       1.874       137,888
                                                                                   2009   1.077       1.524       133,187
                                                                                   2008   1.958       1.077       189,349
                                                                                   2007   1.642       1.958       149,286
                                                                                   2006   1.479       1.642       215,921
                                                                                   2005   1.348       1.479       232,937
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.345       1.504            --
                                                                                   2005   1.320       1.345       468,804
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351            --
                                                                                   2006   1.209       1.271       140,706
                                                                                   2005   1.160       1.209       141,356
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074            --
                                                                                   2009   0.857       1.015     2,834,764
                                                                                   2008   1.491       0.857     3,005,508
                                                                                   2007   1.451       1.491     3,249,742
                                                                                   2006   1.286       1.451     3,225,489
                                                                                   2005   1.232       1.286     2,970,439
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.261       2.666       839,406

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.561       2.261      1,123,813
                                                                                  2012   1.343       1.561      1,414,141
                                                                                  2011   1.337       1.343      1,718,101
                                                                                  2010   1.092       1.337      2,012,879
                                                                                  2009   0.828       1.092      2,299,588
                                                                                  2008   1.419       0.828      2,555,974
                                                                                  2007   1.427       1.419      2,810,277
                                                                                  2006   1.338       1.427      3,158,674
                                                                                  2005   1.224       1.338      3,150,780
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.741       1.748             --
                                                                                  2013   1.345       1.741        838,602
                                                                                  2012   1.194       1.345      1,253,069
                                                                                  2011   1.299       1.194      1,527,578
                                                                                  2010   1.137       1.299      1,656,665
                                                                                  2009   0.897       1.137      1,905,822
                                                                                  2008   1.444       0.897      2,134,740
                                                                                  2007   1.456       1.444      2,348,601
                                                                                  2006   1.272       1.456      2,163,917
                                                                                  2005   1.239       1.272      2,349,100
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.937       2.106      1,042,357
                                                                                  2013   1.520       1.937      1,537,120
                                                                                  2012   1.339       1.520      1,760,293
                                                                                  2011   1.332       1.339      2,134,710
                                                                                  2010   1.207       1.332      2,329,716
                                                                                  2009   1.009       1.207      2,488,865
                                                                                  2008   1.457       1.009      1,539,896
                                                                                  2007   1.371       1.457      1,749,041
                                                                                  2006   1.219       1.371      1,896,711
                                                                                  2005   1.193       1.219      1,881,108
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.931       0.914             --
                                                                                  2008   1.346       0.931      1,250,543
                                                                                  2007   1.350       1.346      1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.161       1.225             --
                                                                                  2010   1.052       1.161      4,146,917
                                                                                  2009   0.766       1.052      4,621,347
                                                                                  2008   1.351       0.766      5,695,592
                                                                                  2007   1.354       1.351      7,821,047
                                                                                  2006   1.216       1.354      9,970,658
                                                                                  2005   1.179       1.216     10,167,729
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.206       1.308             --
                                                                                  2010   1.100       1.206         73,519
                                                                                  2009   0.920       1.100         97,541
                                                                                  2008   1.314       0.920        102,285
                                                                                  2007   1.260       1.314        114,585
                                                                                  2006   1.091       1.260        116,303
                                                                                  2005   1.116       1.091        115,643
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.764       1.964         18,480
                                                                                  2013   1.430       1.764         35,934
                                                                                  2012   1.278       1.430         66,577
                                                                                  2011   1.304       1.278         70,068
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.561       1.736      2,820,958
                                                                                  2013   1.268       1.561      4,162,143
                                                                                  2012   1.135       1.268      5,943,919
                                                                                  2011   1.075       1.135      6,528,682
                                                                                  2010   0.979       1.075      7,037,398
                                                                                  2009   0.815       0.979      7,981,264
                                                                                  2008   1.279       0.815      8,359,905
                                                                                  2007   1.239       1.279      9,818,693
                                                                                  2006   1.144       1.239     10,233,108
                                                                                  2005   1.120       1.144     10,708,963
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.790       1.999        255,394

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.325
                                                                                           2012   1.124
                                                                                           2011   1.155
                                                                                           2010   1.073
                                                                                           2009   0.769
                                                                                           2008   1.252
                                                                                           2007   1.214
                                                                                           2006   1.185
                                                                                           2005   1.149
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.917
                                                                                           2013   1.478
                                                                                           2012   1.295
                                                                                           2011   1.260
                                                                                           2010   1.174
                                                                                           2009   0.963
                                                                                           2008   1.527
                                                                                           2007   1.500
                                                                                           2006   1.295
                                                                                           2005   1.240
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.330
                                                                                           2013   1.731
                                                                                           2012   1.499
                                                                                           2011   1.593
                                                                                           2010   1.326
                                                                                           2009   0.996
                                                                                           2008   1.570
                                                                                           2007   1.496
                                                                                           2006   1.330
                                                                                           2005   1.253
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.847
                                                                                           2013   1.976
                                                                                           2012   1.689
                                                                                           2011   1.700
                                                                                           2010   1.387
                                                                                           2009   0.991
                                                                                           2008   1.707
                                                                                           2007   1.584
                                                                                           2006   1.433
                                                                                           2005   1.395
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.885
                                                                                           2008   1.445
                                                                                           2007   1.406
                                                                                           2006   1.246
                                                                                           2005   1.220
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.353
                                                                                           2010   1.331
                                                                                           2009   1.057
                                                                                           2008   1.906
                                                                                           2007   1.829
                                                                                           2006   1.484
                                                                                           2005   1.355
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.310
                                                                                           2006   1.191
                                                                                           2005   1.174
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.954
                                                                                           2010   0.892
                                                                                           2009   0.775
                                                                                           2008   1.004
                                                                                           2007   1.011
                                                                                           2006   0.991
                                                                                           2005   0.989
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.239



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.790       401,586
                                                                                           1.325       700,602
                                                                                           1.124       826,424
                                                                                           1.155       868,773
                                                                                           1.073       982,108
                                                                                           0.769     1,074,109
                                                                                           1.252     1,200,932
                                                                                           1.214     1,304,998
                                                                                           1.185     1,435,244
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.098       165,622
                                                                                           1.917       221,573
                                                                                           1.478       217,789
                                                                                           1.295       178,370
                                                                                           1.260       183,743
                                                                                           1.174       212,947
                                                                                           0.963       222,353
                                                                                           1.527       244,309
                                                                                           1.500       246,900
                                                                                           1.295       241,736
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.468       104,162
                                                                                           2.330       119,922
                                                                                           1.731       142,748
                                                                                           1.499       181,745
                                                                                           1.593       176,526
                                                                                           1.326       178,780
                                                                                           0.996       198,471
                                                                                           1.570       214,545
                                                                                           1.496       402,412
                                                                                           1.330       485,165
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.903       187,950
                                                                                           2.847       218,593
                                                                                           1.976       257,681
                                                                                           1.689       330,359
                                                                                           1.700       429,473
                                                                                           1.387       476,632
                                                                                           0.991       552,331
                                                                                           1.707       675,683
                                                                                           1.584       267,113
                                                                                           1.433       258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.860            --
                                                                                           0.885       502,080
                                                                                           1.445       519,030
                                                                                           1.406       624,949
                                                                                           1.246       476,000
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.172            --
                                                                                           1.353            --
                                                                                           1.331            --
                                                                                           1.057            --
                                                                                           1.906            --
                                                                                           1.829            --
                                                                                           1.484            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.329            --
                                                                                           1.310     1,477,492
                                                                                           1.191     1,468,118
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.941            --
                                                                                           0.954       700,050
                                                                                           0.892       888,442
                                                                                           0.775     1,033,604
                                                                                           1.004     1,281,072
                                                                                           1.011     1,296,550
                                                                                           0.991       787,064
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.262            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.134       1.239       627,061
                                                                          2009   0.970       1.134       733,634
                                                                          2008   1.146       0.970       802,359
                                                                          2007   1.147       1.146       965,512
                                                                          2006   1.111       1.147     1,113,642
                                                                          2005   1.106       1.111     1,146,889
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.949       1.903       463,881
                                                                          2013   1.821       1.949       592,491
                                                                          2012   1.577       1.821       568,706
                                                                          2011   1.572       1.577       628,460
                                                                          2010   1.376       1.572       669,177
                                                                          2009   0.878       1.376       844,747
                                                                          2008   1.280       0.878     1,084,456
                                                                          2007   1.303       1.280     1,385,416
                                                                          2006   1.198       1.303     1,437,673
                                                                          2005   1.192       1.198     1,391,483
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.029       1.022            --
                                                                          2009   1.048       1.029     3,495,146
                                                                          2008   1.043       1.048     4,163,830
                                                                          2007   1.014       1.043     2,667,132
                                                                          2006   0.990       1.014     2,100,528
                                                                          2005   0.983       0.990     1,030,513
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.465       1.534            --
                                                                          2006   1.266       1.465       371,813
                                                                          2005   1.242       1.266       391,295
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.503       1.578            --
                                                                          2006   1.297       1.503            --
                                                                          2005   1.243       1.297            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.590       1.694            --
                                                                          2006   1.437       1.590       435,172
                                                                          2005   1.398       1.437       474,249
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.463       1.518            --
                                                                          2006   1.273       1.463     1,679,316
                                                                          2005   1.259       1.273     1,508,303
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.638       1.803            --
                                                                          2006   1.490       1.638     1,802,610
                                                                          2005   1.405       1.490     1,796,356
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.023       1.140       247,450
                                                                          2013   1.007       1.023       313,705
                                                                          2012   0.814       1.007       485,212
                                                                          2011   0.877       0.814       493,665
                                                                          2010   0.770       0.877       574,708
                                                                          2009   0.581       0.770       337,062
                                                                          2008   1.015       0.581       360,544
                                                                          2007   1.216       1.015       429,534
                                                                          2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.378       2.473            --
                                                                          2013   1.880       2.378       284,067
                                                                          2012   1.563       1.880       322,609
                                                                          2011   1.721       1.563       284,659
                                                                          2010   1.602       1.721       377,262
                                                                          2009   1.141       1.602       341,376
                                                                          2008   2.004       1.141       370,793
                                                                          2007   1.568       2.004       186,964
                                                                          2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.390       2.212       430,845

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.865       2.390       815,832
                                                                               2012   1.470       1.865       867,123
                                                                               2011   1.745       1.470       924,086
                                                                               2010   1.526       1.745     1,080,441
                                                                               2009   1.002       1.526     1,111,985
                                                                               2008   1.726       1.002     1,198,096
                                                                               2007   1.776       1.726     1,353,456
                                                                               2006   1.617       1.776     1,310,925
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.303       1.400       804,508
                                                                               2013   1.021       1.303     1,209,292
                                                                               2012   0.909       1.021     1,538,125
                                                                               2011   0.963       0.909     1,700,612
                                                                               2010   0.783       0.963     2,059,397
                                                                               2009   0.632       0.783     2,314,290
                                                                               2008   1.053       0.632     2,550,701
                                                                               2007   1.069       1.053     2,426,368
                                                                               2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.139       2.267       119,221
                                                                               2013   1.554       2.139       215,214
                                                                               2012   1.338       1.554       154,536
                                                                               2011   1.378       1.338       222,535
                                                                               2010   1.112       1.378       230,492
                                                                               2009   0.846       1.112       121,466
                                                                               2008   1.406       0.846       100,188
                                                                               2007   1.288       1.406        70,814
                                                                               2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.844       1.891        22,381
                                                                               2013   1.413       1.844        54,418
                                                                               2012   1.247       1.413       113,265
                                                                               2011   1.416       1.247       189,679
                                                                               2010   1.209       1.416       211,197
                                                                               2009   0.956       1.209       202,757
                                                                               2008   1.305       0.956       190,483
                                                                               2007   1.345       1.305       189,754
                                                                               2006   1.266       1.345       126,371
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
                                                                               2006   1.344       1.323       288,669
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.302       1.302            --
                                                                               2013   1.228       1.302            --
                                                                               2012   1.025       1.228     2,587,108
                                                                               2011   1.123       1.025     2,702,413
                                                                               2010   1.077       1.123     2,763,170
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.195       2.010       461,931
                                                                               2013   2.357       2.195       635,342
                                                                               2012   2.024       2.357       680,849
                                                                               2011   2.541       2.024       768,536
                                                                               2010   2.098       2.541       860,220
                                                                               2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.653       1.932         3,121
                                                                          2012   1.446       1.653         9,256
                                                                          2011   1.653       1.446        11,295
                                                                          2010   1.515       1.653        21,757
                                                                          2009   1.175       1.515        25,038
                                                                          2008   2.081       1.175        42,358
                                                                          2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.049       1.136            --
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.987       1.966            --
                                                                          2013   1.458       1.987            --
                                                                          2012   1.362       1.458            --
                                                                          2011   1.494       1.362            --
                                                                          2010   1.154       1.494            --
                                                                          2009   0.749       1.154            --
                                                                          2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
                                                                          2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.520     3,043,278
                                                                          2013   1.550       1.489     4,336,901
                                                                          2012   1.448       1.550     5,550,238
                                                                          2011   1.432       1.448     5,726,968
                                                                          2010   1.352       1.432     6,358,710
                                                                          2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429     1,881,531

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.982       1.288     2,503,009
                                                                        2012   0.850       0.982     2,964,658
                                                                        2011   0.904       0.850     3,320,592
                                                                        2010   0.788       0.904     3,641,553
                                                                        2009   0.680       0.788     4,240,403
                                                                        2008   1.090       0.680     4,537,287
                                                                        2007   1.073       1.090     5,132,859
                                                                        2006   1.001       1.073     3,476,876
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.520       1.592            --
                                                                        2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.800       2.004       206,058
                                                                        2013   1.369       1.800       219,122
                                                                        2012   1.232       1.369       278,509
                                                                        2011   1.254       1.232       387,771
                                                                        2010   1.137       1.254       412,655
                                                                        2009   0.974       1.137       459,696
                                                                        2008   1.586       0.974       403,580
                                                                        2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.251       1.310       434,558
                                                                        2013   1.289       1.251       613,928
                                                                        2012   1.225       1.289       985,032
                                                                        2011   1.175       1.225       994,987
                                                                        2010   1.109       1.175     1,033,972
                                                                        2009   1.035       1.109     1,064,724
                                                                        2008   1.096       1.035     1,133,497
                                                                        2007   1.054       1.096     1,319,097
                                                                        2006   1.019       1.054     1,180,513
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.539       1.642       236,198
                                                                        2013   1.171       1.539       414,118
                                                                        2012   1.045       1.171       542,581
                                                                        2011   1.171       1.045       567,123
                                                                        2010   0.998       1.171       591,131
                                                                        2009   0.795       0.998       586,936
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.373       1.345     1,245,965
                                                                        2013   1.401       1.373     3,103,821
                                                                        2012   1.431       1.401     2,486,475
                                                                        2011   1.460       1.431     2,471,154
                                                                        2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.289       1.261         1,889
                                                                        2006   1.257       1.289         7,367
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871
                                                                        2013   1.401       1.820        90,538
                                                                        2012   1.290       1.401        91,624
                                                                        2011   1.359       1.290        91,877
                                                                        2010   1.204       1.359       103,831
                                                                        2009   0.824       1.204       111,777
                                                                        2008   1.550       0.824       106,218
                                                                        2007   1.314       1.550        80,134
                                                                        2006   1.350       1.314        80,101
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.028       2.167        34,643

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.511       2.028        36,265
                                                                       2012   1.332       1.511        46,341
                                                                       2011   1.353       1.332        72,639
                                                                       2010   1.237       1.353        75,590
                                                                       2009   0.902       1.237        84,323
                                                                       2008   1.364       0.902        79,267
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911       245,228
                                                                       2009   0.624       0.804       274,953
                                                                       2008   1.069       0.624       115,264
                                                                       2007   1.057       1.069        23,429
                                                                       2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299       646,373
                                                                       2013   1.242       1.269       695,467
                                                                       2012   1.161       1.242       855,261
                                                                       2011   1.148       1.161       344,748
                                                                       2010   1.065       1.148       319,474
                                                                       2009   0.902       1.065       287,644
                                                                       2008   1.075       0.902       316,451
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319       854,144
                                                                       2013   1.181       1.283     1,149,511
                                                                       2012   1.081       1.181     1,360,337
                                                                       2011   1.092       1.081       841,382
                                                                       2010   1.000       1.092       578,184
                                                                       2009   0.825       1.000       413,902
                                                                       2008   1.074       0.825       291,625
                                                                       2007   1.046       1.074       112,150
                                                                       2006   1.002       1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317     2,492,343
                                                                       2013   1.107       1.280     3,379,071
                                                                       2012   0.998       1.107     3,821,361
                                                                       2011   1.033       0.998     3,571,445
                                                                       2010   0.931       1.033     3,577,364
                                                                       2009   0.751       0.931     3,581,028
                                                                       2008   1.075       0.751     2,952,280
                                                                       2007   1.051       1.075     1,974,991
                                                                       2006   1.002       1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299     1,349,781
                                                                       2013   1.034       1.260     1,736,353
                                                                       2012   0.915       1.034     1,721,734
                                                                       2011   0.971       0.915     1,676,867
                                                                       2010   0.864       0.971     1,571,010
                                                                       2009   0.683       0.864     1,651,481
                                                                       2008   1.074       0.683     1,643,214
                                                                       2007   1.056       1.074     2,045,451
                                                                       2006   1.002       1.056     2,245,576
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.777       1.969       317,292
                                                                       2013   1.377       1.777       400,903
                                                                       2012   1.218       1.377       442,814
                                                                       2011   1.223       1.218       453,088
                                                                       2010   1.091       1.223       476,246
                                                                       2009   0.889       1.091       618,748
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.608       1.708     1,325,721
                                                                       2013   1.382       1.608     1,648,055
                                                                       2012   1.267       1.382     2,497,551
                                                                       2011   1.265       1.267     2,848,616
                                                                       2010   1.176       1.265     2,969,977
                                                                       2009   1.014       1.176     3,064,012
                                                                       2008   1.332       1.014     3,692,479
                                                                       2007   1.305       1.332     4,032,328
                                                                       2006   1.225       1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.074       2.251            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.559
                                                                                           2012   1.365
                                                                                           2011   1.381
                                                                                           2010   1.265
                                                                                           2009   1.069
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.553
                                                                                           2013   1.189
                                                                                           2012   1.078
                                                                                           2011   1.222
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.101
                                                                                           2006   1.116
                                                                                           2005   1.116
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.176
                                                                                           2008   1.145
                                                                                           2007   1.075
                                                                                           2006   1.057
                                                                                           2005   1.053
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.467
                                                                                           2007   1.357
                                                                                           2006   1.247
                                                                                           2005   1.187
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.849
                                                                                           2006   1.477
                                                                                           2005   1.344
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.842
                                                                                           2006   1.603
                                                                                           2005   1.529
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.264
                                                                                           2005   1.186
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.248
                                                                                           2005   1.219
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.249
                                                                                           2005   1.172
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.074            --
                                                                                           1.559            --
                                                                                           1.365            --
                                                                                           1.381            --
                                                                                           1.265            --
                                                                                           1.069            --
                                                                                           1.461     1,305,982
                                                                                           1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
                                                                                           1.066       508,970
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.679     1,830,983
                                                                                           1.553     2,842,080
                                                                                           1.189     3,371,350
                                                                                           1.078     3,761,606
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.122            --
                                                                                           1.101     2,743,730
                                                                                           1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.213            --
                                                                                           1.176     6,768,225
                                                                                           1.145     6,365,422
                                                                                           1.075     6,685,769
                                                                                           1.057     5,397,851
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.815            --
                                                                                           1.467            --
                                                                                           1.357            --
                                                                                           1.247            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.998            --
                                                                                           1.849         2,466
                                                                                           1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.965            --
                                                                                           1.842       310,361
                                                                                           1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.344            --
                                                                                           1.264       288,936
 Travelers Equity Income Subaccount (11/99)............................................... 1.309            --
                                                                                           1.248     1,192,249
 Travelers Large Cap Subaccount (11/99)................................................... 1.285            --
                                                                                           1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.141            --
                                                                                           1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.030            --
                                                                                           1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.079            --
                                                                                           1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.106            --
                                                                                           1.062     1,057,781

                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.030       1.019            --
                                                                                     2005   1.037       1.030       981,703
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.410       1.617            --
                                                                                     2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.274       1.350            --
                                                                                     2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.191       1.201            --
                                                                                     2005   1.173       1.191     1,102,036
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.206       1.256            --
                                                                                     2005   1.206       1.206       329,452
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.133       1.302            --
                                                                                     2005   1.000       1.133        36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.105       1.266            --
                                                                                     2005   1.000       1.105        31,332
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.213       1.257            --
                                                                                     2005   1.149       1.213         7,209





                                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.151           --
                                                                         2006   1.000       1.076           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.191       1.249           --
                                                                         2005   1.152       1.191           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.425       0.712           --
                                                                         2007   1.244       1.425           --
                                                                         2006   1.236       1.244           --
                                                                         2005   1.169       1.236           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.249       1.304           --
                                                                         2005   1.220       1.249           --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.304       1.269           --
                                                                         2005   1.159       1.304           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.435       2.440       77,380

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.925       2.435        80,817
                                                                              2012   1.604       1.925        88,485
                                                                              2011   1.798       1.604        92,916
                                                                              2010   1.643       1.798        96,705
                                                                              2009   1.179       1.643       112,622
                                                                              2008   1.955       1.179       117,613
                                                                              2007   1.738       1.955       124,866
                                                                              2006   1.474       1.738       137,037
                                                                              2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.051       2.180       115,576
                                                                              2013   1.610       2.051       119,109
                                                                              2012   1.395       1.610       127,080
                                                                              2011   1.488       1.395       147,108
                                                                              2010   1.281       1.488       151,750
                                                                              2009   0.938       1.281       171,580
                                                                              2008   1.710       0.938       177,913
                                                                              2007   1.554       1.710       181,992
                                                                              2006   1.440       1.554       232,157
                                                                              2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.838       1.992        99,583
                                                                              2013   1.406       1.838       104,252
                                                                              2012   1.223       1.406       122,223
                                                                              2011   1.272       1.223       135,564
                                                                              2010   1.165       1.272       141,397
                                                                              2009   0.907       1.165       162,927
                                                                              2008   1.490       0.907       170,099
                                                                              2007   1.449       1.490       168,927
                                                                              2006   1.284       1.449       238,306
                                                                              2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.551       1.532            --
                                                                              2005   1.340       1.551            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.543       2.004            --
                                                                              2005   1.470       1.543            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.295       1.406            --
                                                                              2005   1.201       1.295            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.438            --
                                                                              2005   1.199       1.293        23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.213       2.423        34,696
                                                                              2013   1.723       2.213        34,667
                                                                              2012   1.513       1.723        34,486
                                                                              2011   1.587       1.513        34,907
                                                                              2010   1.384       1.587        34,776
                                                                              2009   1.042       1.384        50,893
                                                                              2008   1.854       1.042        49,780
                                                                              2007   1.611       1.854        40,601
                                                                              2006   1.474       1.611        50,182
                                                                              2005   1.288       1.474        21,661
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.788       2.895        11,962
                                                                              2013   2.096       2.788        11,614
                                                                              2012   1.868       2.096        16,791
                                                                              2011   2.140       1.868        31,466
                                                                              2010   1.700       2.140        28,133
                                                                              2009   1.242       1.700        27,593
                                                                              2008   2.101       1.242        26,698
                                                                              2007   1.860       2.101        25,939
                                                                              2006   1.690       1.860        25,324
                                                                              2005   1.462       1.690        24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.534       1.572        16,566

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.375       1.534       16,566
                                                                                   2012   1.247       1.375       16,566
                                                                                   2011   1.243       1.247       16,566
                                                                                   2010   1.127       1.243       16,566
                                                                                   2009   0.849       1.127       32,123
                                                                                   2008   1.232       0.849       32,130
                                                                                   2007   1.213       1.232       27,944
                                                                                   2006   1.048       1.213       27,944
                                                                                   2005   1.000       1.048        3,877
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.334       1.547           --
                                                                                   2005   1.232       1.334        3,067
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.096       2.206          701
                                                                                   2013   1.549       2.096          777
                                                                                   2012   1.428       1.549          865
                                                                                   2011   1.532       1.428          966
                                                                                   2010   1.226       1.532        1,177
                                                                                   2009   0.872       1.226        7,797
                                                                                   2008   1.548       0.872        7,810
                                                                                   2007   1.422       1.548        7,822
                                                                                   2006   1.336       1.422        7,831
                                                                                   2005   1.302       1.336        7,843
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.044       2.764           --
                                                                                   2007   2.414       3.044       11,369
                                                                                   2006   1.924       2.414       17,311
                                                                                   2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.007       1.747        7,774
                                                                                   2013   1.667       2.007        7,774
                                                                                   2012   1.440       1.667        8,643
                                                                                   2011   1.646       1.440        9,609
                                                                                   2010   1.550       1.646       10,555
                                                                                   2009   1.155       1.550       11,742
                                                                                   2008   1.979       1.155       13,367
                                                                                   2007   1.750       1.979       13,723
                                                                                   2006   1.472       1.750       25,787
                                                                                   2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.406       1.678           --
                                                                                   2005   1.319       1.406           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.664       2.928        4,940
                                                                                   2013   2.060       2.664        4,940
                                                                                   2012   1.799       2.060        5,493
                                                                                   2011   1.868       1.799        6,107
                                                                                   2010   1.519       1.868        6,708
                                                                                   2009   1.074       1.519        7,462
                                                                                   2008   1.954       1.074        8,495
                                                                                   2007   1.639       1.954        9,373
                                                                                   2006   1.478       1.639        9,373
                                                                                   2005   1.347       1.478        9,373
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.344       1.502           --
                                                                                   2005   1.320       1.344        4,952
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.269       1.349           --
                                                                                   2006   1.207       1.269        9,233
                                                                                   2005   1.160       1.207        8,498
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070           --
                                                                                   2009   0.855       1.012       45,930
                                                                                   2008   1.488       0.855       45,978
                                                                                   2007   1.449       1.488       49,125
                                                                                   2006   1.284       1.449       51,122
                                                                                   2005   1.231       1.284       52,677
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.249       2.651       10,604

                                VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.554       2.249        10,604
                                                                                  2012   1.337       1.554        15,171
                                                                                  2011   1.332       1.337        16,910
                                                                                  2010   1.088       1.332        26,028
                                                                                  2009   0.826       1.088        28,144
                                                                                  2008   1.415       0.826        30,922
                                                                                  2007   1.424       1.415        13,661
                                                                                  2006   1.337       1.424         5,291
                                                                                  2005   1.223       1.337         5,298
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.732       1.738            --
                                                                                  2013   1.338       1.732         3,830
                                                                                  2012   1.189       1.338         4,047
                                                                                  2011   1.294       1.189        34,751
                                                                                  2010   1.134       1.294        35,941
                                                                                  2009   0.895       1.134        43,984
                                                                                  2008   1.441       0.895        45,520
                                                                                  2007   1.453       1.441        46,876
                                                                                  2006   1.271       1.453        41,018
                                                                                  2005   1.238       1.271        42,517
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.926       2.094        20,608
                                                                                  2013   1.513       1.926        21,458
                                                                                  2012   1.333       1.513        22,235
                                                                                  2011   1.327       1.333        24,094
                                                                                  2010   1.203       1.327        25,212
                                                                                  2009   1.006       1.203        25,339
                                                                                  2008   1.453       1.006        12,520
                                                                                  2007   1.369       1.453        12,657
                                                                                  2006   1.218       1.369        12,768
                                                                                  2005   1.192       1.218         2,581
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.928       0.912            --
                                                                                  2008   1.343       0.928        14,076
                                                                                  2007   1.347       1.343        14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.157       1.220            --
                                                                                  2010   1.049       1.157        27,583
                                                                                  2009   0.764       1.049        39,695
                                                                                  2008   1.348       0.764        39,774
                                                                                  2007   1.352       1.348        39,839
                                                                                  2006   1.215       1.352        39,896
                                                                                  2005   1.179       1.215        39,960
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.201       1.303            --
                                                                                  2010   1.096       1.201            --
                                                                                  2009   0.917       1.096            --
                                                                                  2008   1.312       0.917            --
                                                                                  2007   1.258       1.312            --
                                                                                  2006   1.090       1.258            --
                                                                                  2005   1.115       1.090            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.755       1.953            --
                                                                                  2013   1.423       1.755            --
                                                                                  2012   1.273       1.423            --
                                                                                  2011   1.299       1.273            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.553       1.726       147,395
                                                                                  2013   1.262       1.553       149,426
                                                                                  2012   1.130       1.262       151,520
                                                                                  2011   1.071       1.130       155,332
                                                                                  2010   0.976       1.071       158,091
                                                                                  2009   0.813       0.976       171,975
                                                                                  2008   1.276       0.813       173,775
                                                                                  2007   1.237       1.276       454,854
                                                                                  2006   1.143       1.237       465,512
                                                                                  2005   1.120       1.143       484,636
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.780       1.987         3,942

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.319
                                                                                           2012   1.119
                                                                                           2011   1.151
                                                                                           2010   1.070
                                                                                           2009   0.767
                                                                                           2008   1.250
                                                                                           2007   1.212
                                                                                           2006   1.183
                                                                                           2005   1.148
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   1.907
                                                                                           2013   1.471
                                                                                           2012   1.290
                                                                                           2011   1.255
                                                                                           2010   1.171
                                                                                           2009   0.960
                                                                                           2008   1.523
                                                                                           2007   1.498
                                                                                           2006   1.293
                                                                                           2005   1.240
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.318
                                                                                           2013   1.723
                                                                                           2012   1.493
                                                                                           2011   1.587
                                                                                           2010   1.322
                                                                                           2009   0.993
                                                                                           2008   1.567
                                                                                           2007   1.494
                                                                                           2006   1.328
                                                                                           2005   1.252
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   2.832
                                                                                           2013   1.967
                                                                                           2012   1.682
                                                                                           2011   1.694
                                                                                           2010   1.382
                                                                                           2009   0.989
                                                                                           2008   1.703
                                                                                           2007   1.581
                                                                                           2006   1.432
                                                                                           2005   1.394
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.882
                                                                                           2008   1.442
                                                                                           2007   1.403
                                                                                           2006   1.245
                                                                                           2005   1.219
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.348
                                                                                           2010   1.327
                                                                                           2009   1.054
                                                                                           2008   1.902
                                                                                           2007   1.826
                                                                                           2006   1.482
                                                                                           2005   1.354
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.308
                                                                                           2006   1.189
                                                                                           2005   1.173
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.951
                                                                                           2010   0.889
                                                                                           2009   0.773
                                                                                           2008   1.002
                                                                                           2007   1.010
                                                                                           2006   0.990
                                                                                           2005   0.988
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.235



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.780        4,147
                                                                                           1.319        4,382
                                                                                           1.119        4,665
                                                                                           1.151        4,965
                                                                                           1.070        5,294
                                                                                           0.767        5,703
                                                                                           1.250        6,057
                                                                                           1.212        6,346
                                                                                           1.183       14,223
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.086           --
                                                                                           1.907           --
                                                                                           1.471           --
                                                                                           1.290           --
                                                                                           1.255           --
                                                                                           1.171           --
                                                                                           0.960           --
                                                                                           1.523           --
                                                                                           1.498           --
                                                                                           1.293           --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.454        8,025
                                                                                           2.318        8,434
                                                                                           1.723        8,900
                                                                                           1.493        9,455
                                                                                           1.587       10,039
                                                                                           1.322       10,675
                                                                                           0.993       11,468
                                                                                           1.567       12,190
                                                                                           1.494       19,832
                                                                                           1.328       27,399
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2.887        2,698
                                                                                           2.832        2,698
                                                                                           1.967        3,000
                                                                                           1.682        3,335
                                                                                           1.694        3,663
                                                                                           1.382        4,075
                                                                                           0.989        4,639
                                                                                           1.703        9,176
                                                                                           1.581        9,176
                                                                                           1.432        9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.858           --
                                                                                           0.882       36,176
                                                                                           1.442       36,176
                                                                                           1.403       36,176
                                                                                           1.245           --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.167           --
                                                                                           1.348           --
                                                                                           1.327           --
                                                                                           1.054           --
                                                                                           1.902           --
                                                                                           1.826           --
                                                                                           1.482           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.327           --
                                                                                           1.308       14,076
                                                                                           1.189       14,076
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.938           --
                                                                                           0.951       20,288
                                                                                           0.889       20,292
                                                                                           0.773       20,296
                                                                                           1.002       20,300
                                                                                           1.010       24,696
                                                                                           0.990       29,111
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.257           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.131       1.235            --
                                                                          2009   0.968       1.131            --
                                                                          2008   1.144       0.968            --
                                                                          2007   1.145       1.144            --
                                                                          2006   1.110       1.145            --
                                                                          2005   1.105       1.110            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   1.938       1.892         6,540
                                                                          2013   1.813       1.938         6,831
                                                                          2012   1.571       1.813        15,897
                                                                          2011   1.566       1.571        17,364
                                                                          2010   1.371       1.566         8,071
                                                                          2009   0.876       1.371         8,261
                                                                          2008   1.277       0.876         8,497
                                                                          2007   1.300       1.277         8,701
                                                                          2006   1.197       1.300         8,867
                                                                          2005   1.191       1.197         3,844
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.026       1.019            --
                                                                          2009   1.045       1.026       107,809
                                                                          2008   1.040       1.045       107,814
                                                                          2007   1.013       1.040       107,819
                                                                          2006   0.989       1.013         3,729
                                                                          2005   0.982       0.989         3,734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.462       1.532            --
                                                                          2006   1.264       1.462         6,735
                                                                          2005   1.241       1.264         6,742
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.501       1.575            --
                                                                          2006   1.296       1.501            --
                                                                          2005   1.242       1.296            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.587       1.691            --
                                                                          2006   1.436       1.587            --
                                                                          2005   1.397       1.436         6,229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515            --
                                                                          2006   1.272       1.461        98,893
                                                                          2005   1.258       1.272        92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799            --
                                                                          2006   1.488       1.635        46,317
                                                                          2005   1.404       1.488        39,524
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135            --
                                                                          2013   1.003       1.019            --
                                                                          2012   0.811       1.003            --
                                                                          2011   0.875       0.811            --
                                                                          2010   0.768       0.875            --
                                                                          2009   0.581       0.768            --
                                                                          2008   1.014       0.581            --
                                                                          2007   1.216       1.014            --
                                                                          2006   1.003       1.216            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460            --
                                                                          2013   1.871       2.366            --
                                                                          2012   1.556       1.871            --
                                                                          2011   1.715       1.556            --
                                                                          2010   1.596       1.715            --
                                                                          2009   1.138       1.596            --
                                                                          2008   1.999       1.138            --
                                                                          2007   1.565       1.999            --
                                                                          2006   1.532       1.565            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199            --

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.856       2.377           --
                                                                               2012   1.464       1.856           --
                                                                               2011   1.738       1.464           --
                                                                               2010   1.521       1.738           --
                                                                               2009   0.999       1.521           --
                                                                               2008   1.722       0.999           --
                                                                               2007   1.773       1.722           --
                                                                               2006   1.615       1.773           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.298       1.394       36,040
                                                                               2013   1.018       1.298       36,046
                                                                               2012   0.906       1.018       36,603
                                                                               2011   0.961       0.906       37,222
                                                                               2010   0.782       0.961       63,236
                                                                               2009   0.631       0.782       64,009
                                                                               2008   1.052       0.631       65,062
                                                                               2007   1.068       1.052       90,378
                                                                               2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.130       2.257           --
                                                                               2013   1.548       2.130           --
                                                                               2012   1.334       1.548           --
                                                                               2011   1.374       1.334           --
                                                                               2010   1.109       1.374           --
                                                                               2009   0.844       1.109           --
                                                                               2008   1.404       0.844           --
                                                                               2007   1.287       1.404           --
                                                                               2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.836       1.882           --
                                                                               2013   1.407       1.836           --
                                                                               2012   1.243       1.407           --
                                                                               2011   1.412       1.243           --
                                                                               2010   1.206       1.412           --
                                                                               2009   0.954       1.206           --
                                                                               2008   1.303       0.954           --
                                                                               2007   1.344       1.303           --
                                                                               2006   1.265       1.344           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771           --
                                                                               2008   1.448       0.813           --
                                                                               2007   1.321       1.448           --
                                                                               2006   1.342       1.321           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.296       1.296           --
                                                                               2013   1.222       1.296           --
                                                                               2012   1.021       1.222       29,958
                                                                               2011   1.119       1.021       35,235
                                                                               2010   1.073       1.119       36,911
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
                                                                               2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        8,401
                                                                               2013   2.346       2.183        8,513
                                                                               2012   2.016       2.346        9,050
                                                                               2011   2.532       2.016        9,655
                                                                               2010   2.091       2.532        7,682
                                                                               2009   1.264       2.091        8,406
                                                                               2008   2.768       1.264        9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751           --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922            --
                                                                          2012   1.440       1.645            --
                                                                          2011   1.647       1.440            --
                                                                          2010   1.510       1.647            --
                                                                          2009   1.172       1.510            --
                                                                          2008   2.077       1.172            --
                                                                          2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.045       1.131            --
                                                                          2012   1.014       1.045            --
                                                                          2011   1.093       1.014            --
                                                                          2010   0.909       1.093            --
                                                                          2009   0.679       0.909            --
                                                                          2008   1.123       0.679            --
                                                                          2007   1.272       1.123            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.976       1.955            --
                                                                          2013   1.452       1.976            --
                                                                          2012   1.357       1.452            --
                                                                          2011   1.488       1.357            --
                                                                          2010   1.151       1.488            --
                                                                          2009   0.747       1.151            --
                                                                          2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306            --
                                                                          2013   1.049       1.306            --
                                                                          2012   0.884       1.049            --
                                                                          2011   0.986       0.884            --
                                                                          2010   0.869       0.986            --
                                                                          2009   0.634       0.869            --
                                                                          2008   1.090       0.634            --
                                                                          2007   1.047       1.090            --
                                                                          2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399         3,429
                                                                          2013   1.554       1.385         3,430
                                                                          2012   1.452       1.554         3,432
                                                                          2011   1.330       1.452        20,006
                                                                          2010   1.257       1.330        21,028
                                                                          2009   1.085       1.257        22,137
                                                                          2008   1.186       1.085        23,424
                                                                          2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.482       1.512        56,445
                                                                          2013   1.543       1.482        58,334
                                                                          2012   1.442       1.543       132,670
                                                                          2011   1.427       1.442        85,829
                                                                          2010   1.347       1.427        90,813
                                                                          2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286            --
                                                                          2006   1.113       1.167            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.785       1.828         9,374
                                                                          2013   1.795       1.785         9,551
                                                                          2012   1.642       1.795         9,711
                                                                          2011   1.618       1.642        10,112
                                                                          2010   1.473       1.618        10,343
                                                                          2009   1.130       1.473        10,348
                                                                          2008   1.293       1.130        10,353
                                                                          2007   1.239       1.293        10,731
                                                                          2006   1.200       1.239        10,736
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423        19,262

                           VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.979       1.283       19,479
                                                                        2012   0.848       0.979       31,538
                                                                        2011   0.902       0.848       41,517
                                                                        2010   0.787       0.902       67,894
                                                                        2009   0.679       0.787       67,917
                                                                        2008   1.089       0.679       67,941
                                                                        2007   1.072       1.089       81,988
                                                                        2006   1.001       1.072       12,689
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.518       1.589           --
                                                                        2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.791       1.992           --
                                                                        2013   1.363       1.791           --
                                                                        2012   1.226       1.363           --
                                                                        2011   1.250       1.226           --
                                                                        2010   1.134       1.250           --
                                                                        2009   0.971       1.134           --
                                                                        2008   1.582       0.971           --
                                                                        2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.244       1.303        2,930
                                                                        2013   1.283       1.244        2,933
                                                                        2012   1.220       1.283        2,936
                                                                        2011   1.171       1.220        2,940
                                                                        2010   1.105       1.171        7,544
                                                                        2009   1.033       1.105        7,550
                                                                        2008   1.094       1.033        7,557
                                                                        2007   1.052       1.094        8,160
                                                                        2006   1.017       1.052        8,164
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.531       1.633           --
                                                                        2013   1.165       1.531           --
                                                                        2012   1.041       1.165           --
                                                                        2011   1.167       1.041           --
                                                                        2010   0.995       1.167           --
                                                                        2009   0.792       0.995           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.366       1.338        4,539
                                                                        2013   1.395       1.366        4,544
                                                                        2012   1.425       1.395        4,549
                                                                        2011   1.455       1.425       76,435
                                                                        2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.737       0.727           --
                                                                        2008   1.259       0.737           --
                                                                        2007   1.287       1.259           --
                                                                        2006   1.256       1.287           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743           --
                                                                        2008   1.319       0.713           --
                                                                        2007   1.296       1.319           --
                                                                        2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242           --
                                                                        2012   0.998       1.130           --
                                                                        2011   1.087       0.998           --
                                                                        2010   0.970       1.087       19,602
                                                                        2009   0.814       0.970       26,542
                                                                        2008   1.362       0.814       26,560
                                                                        2007   1.337       1.362       29,123
                                                                        2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969           --
                                                                        2013   1.394       1.811           --
                                                                        2012   1.284       1.394           --
                                                                        2011   1.354       1.284           --
                                                                        2010   1.201       1.354           --
                                                                        2009   0.822       1.201           --
                                                                        2008   1.546       0.822           --
                                                                        2007   1.312       1.546           --
                                                                        2006   1.348       1.312           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.018       2.155           --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.504       2.018            --
                                                                       2012   1.327       1.504            --
                                                                       2011   1.348       1.327            --
                                                                       2010   1.233       1.348            --
                                                                       2009   0.900       1.233            --
                                                                       2008   1.361       0.900            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983            --
                                                                       2010   0.802       0.909            --
                                                                       2009   0.623       0.802            --
                                                                       2008   1.068       0.623            --
                                                                       2007   1.057       1.068            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293            --
                                                                       2013   1.238       1.264            --
                                                                       2012   1.158       1.238            --
                                                                       2011   1.145       1.158            --
                                                                       2010   1.063       1.145            --
                                                                       2009   0.900       1.063            --
                                                                       2008   1.074       0.900            --
                                                                       2007   1.039       1.074            --
                                                                       2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313            --
                                                                       2013   1.177       1.278            --
                                                                       2012   1.078       1.177            --
                                                                       2011   1.090       1.078            --
                                                                       2010   0.998       1.090            --
                                                                       2009   0.824       0.998            --
                                                                       2008   1.073       0.824            --
                                                                       2007   1.046       1.073            --
                                                                       2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311            --
                                                                       2013   1.103       1.275            --
                                                                       2012   0.995       1.103            --
                                                                       2011   1.030       0.995            --
                                                                       2010   0.930       1.030            --
                                                                       2009   0.750       0.930            --
                                                                       2008   1.074       0.750            --
                                                                       2007   1.051       1.074            --
                                                                       2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293        17,106
                                                                       2013   1.031       1.255        17,121
                                                                       2012   0.913       1.031        17,138
                                                                       2011   0.968       0.913        17,158
                                                                       2010   0.862       0.968        17,179
                                                                       2009   0.682       0.862        17,203
                                                                       2008   1.074       0.682        17,227
                                                                       2007   1.056       1.074        17,248
                                                                       2006   1.002       1.056        17,267
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.768       1.958        36,176
                                                                       2013   1.371       1.768        36,176
                                                                       2012   1.213       1.371        36,176
                                                                       2011   1.219       1.213        36,176
                                                                       2010   1.087       1.219        36,176
                                                                       2009   0.887       1.087        36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.600       1.699         6,927
                                                                       2013   1.376       1.600         6,933
                                                                       2012   1.262       1.376        53,208
                                                                       2011   1.261       1.262        45,644
                                                                       2010   1.172       1.261        46,622
                                                                       2009   1.011       1.172        62,555
                                                                       2008   1.329       1.011        63,793
                                                                       2007   1.303       1.329        60,104
                                                                       2006   1.223       1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.058       2.233            --

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
                                                                                           2006   1.256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545
                                                                                           2013   1.183
                                                                                           2012   1.073
                                                                                           2011   1.218
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.099
                                                                                           2006   1.115
                                                                                           2005   1.115
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.173
                                                                                           2008   1.143
                                                                                           2007   1.073
                                                                                           2006   1.056
                                                                                           2005   1.052
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.463
                                                                                           2007   1.355
                                                                                           2006   1.246
                                                                                           2005   1.186
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.845
                                                                                           2006   1.475
                                                                                           2005   1.343
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.839
                                                                                           2006   1.601
                                                                                           2005   1.528
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.262
                                                                                           2005   1.185
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.246
                                                                                           2005   1.218
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.247
                                                                                           2005   1.172
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.062
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
                                                                                           1.384         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670        11,250
                                                                                           1.545        11,275
                                                                                           1.183        11,303
                                                                                           1.073        11,338
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.120            --
                                                                                           1.099        41,396
                                                                                           1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.210            --
                                                                                           1.173       103,283
                                                                                           1.143        89,883
                                                                                           1.073        89,261
                                                                                           1.056        88,432
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.813            --
                                                                                           1.463            --
                                                                                           1.355            --
                                                                                           1.246            --
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.995            --
                                                                                           1.845            --
                                                                                           1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.961            --
                                                                                           1.839         8,267
                                                                                           1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.342            --
                                                                                           1.262            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.308            --
                                                                                           1.246        27,363
 Travelers Large Cap Subaccount (11/99)................................................... 1.283            --
                                                                                           1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.140            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.030            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.078            --
                                                                                           1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.105            --
                                                                                           1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.053            --
                                                                                           1.034            --

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.029       1.017            --
                                                                          2005   1.036       1.029         7,733
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.357       1.438            --
                                                                          2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.276       1.348            --
                                                                          2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.187       1.223            --
                                                                          2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.164       1.256            --
                                                                          2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.408       1.615            --
                                                                          2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.273       1.348            --
                                                                          2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.059       1.113            --
                                                                          2005   1.000       1.059            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.190       1.200            --
                                                                          2005   1.172       1.190         5,460
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.204       1.254            --
                                                                          2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265            --
                                                                          2005   1.000       1.105            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.212       1.256            --
                                                                          2005   1.148       1.212            --





                               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.149            --
                                                                         2006   1.000       1.076         7,862
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.260       1.321            --
                                                                         2005   1.219       1.260         5,955
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.521       0.759            --
                                                                         2007   1.330       1.521        23,206
                                                                         2006   1.321       1.330        24,855
                                                                         2005   1.251       1.321        25,581
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.382       1.442            --
                                                                         2005   1.351       1.382       124,740
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.093       2.645        88,375
                                                                              2012   1.746       2.093        98,323
                                                                              2011   1.959       1.746       114,690
                                                                              2010   1.792       1.959       258,486
                                                                              2009   1.287       1.792       274,841
                                                                              2008   2.136       1.287       311,801
                                                                              2007   1.902       2.136       303,288
                                                                              2006   1.614       1.902       304,714
                                                                              2005   1.446       1.614       331,151
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.272       2.412       258,679
                                                                              2013   1.785       2.272       391,815
                                                                              2012   1.548       1.785       468,546
                                                                              2011   1.654       1.548       524,654
                                                                              2010   1.424       1.654       723,162
                                                                              2009   1.044       1.424       756,717
                                                                              2008   1.905       1.044       769,586
                                                                              2007   1.734       1.905       780,739
                                                                              2006   1.608       1.734       822,900
                                                                              2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.997       2.161       249,695
                                                                              2013   1.529       1.997       289,046
                                                                              2012   1.331       1.529       325,755
                                                                              2011   1.386       1.331       656,284
                                                                              2010   1.271       1.386       772,633
                                                                              2009   0.990       1.271       808,960
                                                                              2008   1.629       0.990       974,095
                                                                              2007   1.585       1.629     1,042,503
                                                                              2006   1.406       1.585     1,087,505
                                                                              2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.600       1.580            --
                                                                              2005   1.384       1.600         5,253
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.776       2.304            --
                                                                              2005   1.694       1.776        47,056
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.293       1.403            --
                                                                              2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.290       1.435            --
                                                                              2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.390       2.615        55,420
                                                                              2013   1.863       2.390        63,735
                                                                              2012   1.638       1.863       121,314
                                                                              2011   1.719       1.638       132,432
                                                                              2010   1.501       1.719       143,961
                                                                              2009   1.131       1.501       186,243
                                                                              2008   2.015       1.131       200,500
                                                                              2007   1.753       2.015       190,710
                                                                              2006   1.606       1.753       189,094
                                                                              2005   1.405       1.606       189,860
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.074       3.188        39,681
                                                                              2013   2.312       3.074        64,087
                                                                              2012   2.064       2.312        76,288
                                                                              2011   2.366       2.064        76,978
                                                                              2010   1.881       2.366        79,192
                                                                              2009   1.376       1.881        86,856
                                                                              2008   2.330       1.376        79,036
                                                                              2007   2.065       2.330        97,311
                                                                              2006   1.878       2.065       105,519
                                                                              2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.521       1.557         6,976

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.365       1.521         6,980
                                                                                   2012   1.238       1.365       126,824
                                                                                   2011   1.236       1.238       133,914
                                                                                   2010   1.122       1.236       195,950
                                                                                   2009   0.846       1.122       205,798
                                                                                   2008   1.229       0.846       232,450
                                                                                   2007   1.211       1.229       281,444
                                                                                   2006   1.047       1.211        76,712
                                                                                   2005   1.000       1.047            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.450       1.680            --
                                                                                   2005   1.341       1.450       315,122
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   2.263       2.380         7,468
                                                                                   2013   1.675       2.263         9,667
                                                                                   2012   1.545       1.675        28,933
                                                                                   2011   1.659       1.545        31,626
                                                                                   2010   1.329       1.659        34,766
                                                                                   2009   0.946       1.329        36,512
                                                                                   2008   1.682       0.946        40,308
                                                                                   2007   1.546       1.682        63,398
                                                                                   2006   1.454       1.546        77,823
                                                                                   2005   1.418       1.454        85,885
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.458       3.140            --
                                                                                   2007   2.745       3.458        90,456
                                                                                   2006   2.190       2.745       114,480
                                                                                   2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
                                                                                   2006   1.598       1.899       156,811
                                                                                   2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.526       1.818            --
                                                                                   2005   1.433       1.526        83,262
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
                                                                                   2006   1.674       1.855        46,005
                                                                                   2005   1.527       1.674        54,680
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.519       1.696            --
                                                                                   2005   1.493       1.519        28,004
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
                                                                                   2006   1.320       1.386            --
                                                                                   2005   1.269       1.320        20,272
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
                                                                                   2006   1.392       1.569       984,413
                                                                                   2005   1.336       1.392       752,594
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.453       2.889       109,998

                              VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.697       2.453       139,383
                                                                                  2012   1.461       1.697       146,105
                                                                                  2011   1.457       1.461       170,373
                                                                                  2010   1.192       1.457       194,294
                                                                                  2009   0.905       1.192       278,114
                                                                                  2008   1.553       0.905       289,925
                                                                                  2007   1.564       1.553       325,756
                                                                                  2006   1.470       1.564       375,378
                                                                                  2005   1.346       1.470       386,740
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.922       1.928            --
                                                                                  2013   1.487       1.922       111,108
                                                                                  2012   1.322       1.487       130,526
                                                                                  2011   1.440       1.322       147,242
                                                                                  2010   1.263       1.440       269,797
                                                                                  2009   0.998       1.263       309,144
                                                                                  2008   1.609       0.998       355,136
                                                                                  2007   1.624       1.609       383,497
                                                                                  2006   1.421       1.624       237,019
                                                                                  2005   1.386       1.421       273,709
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   2.028       2.202       130,346
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.451       1.539       245,837
                                                                                  2006   1.292       1.451       160,043
                                                                                  2005   1.267       1.292       169,407
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.998       0.980            --
                                                                                  2008   1.447       0.998        69,748
                                                                                  2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.269       1.338            --
                                                                                  2010   1.151       1.269       618,692
                                                                                  2009   0.839       1.151       618,045
                                                                                  2008   1.482       0.839       690,599
                                                                                  2007   1.488       1.482       811,458
                                                                                  2006   1.339       1.488       837,538
                                                                                  2005   1.300       1.339     1,043,177
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.260       1.366            --
                                                                                  2010   1.151       1.260        10,055
                                                                                  2009   0.964       1.151        12,630
                                                                                  2008   1.380       0.964        40,682
                                                                                  2007   1.325       1.380        50,761
                                                                                  2006   1.149       1.325        70,704
                                                                                  2005   1.176       1.149        70,512
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.836       2.040         1,078
                                                                                  2013   1.490       1.836         1,560
                                                                                  2012   1.334       1.490         3,637
                                                                                  2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.650       1.832       154,325
                                                                                  2013   1.342       1.650       172,878
                                                                                  2012   1.203       1.342       181,431
                                                                                  2011   1.141       1.203     1,092,366
                                                                                  2010   1.041       1.141     1,102,318
                                                                                  2009   0.867       1.041     1,159,041
                                                                                  2008   1.363       0.867     1,167,103
                                                                                  2007   1.323       1.363     1,312,042
                                                                                  2006   1.224       1.323     1,645,906
                                                                                  2005   1.200       1.224     1,653,764
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.060       2.297        14,454

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.528
                                                                                           2012   1.298
                                                                                           2011   1.335
                                                                                           2010   1.243
                                                                                           2009   0.892
                                                                                           2008   1.455
                                                                                           2007   1.412
                                                                                           2006   1.380
                                                                                           2005   1.341
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2014   2.043
                                                                                           2013   1.577
                                                                                           2012   1.384
                                                                                           2011   1.348
                                                                                           2010   1.259
                                                                                           2009   1.034
                                                                                           2008   1.642
                                                                                           2007   1.615
                                                                                           2006   1.396
                                                                                           2005   1.340
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2014   2.456
                                                                                           2013   1.828
                                                                                           2012   1.585
                                                                                           2011   1.686
                                                                                           2010   1.407
                                                                                           2009   1.058
                                                                                           2008   1.670
                                                                                           2007   1.594
                                                                                           2006   1.419
                                                                                           2005   1.339
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 2014   3.204
                                                                                           2013   2.227
                                                                                           2012   1.906
                                                                                           2011   1.922
                                                                                           2010   1.570
                                                                                           2009   1.124
                                                                                           2008   1.938
                                                                                           2007   1.801
                                                                                           2006   1.632
                                                                                           2005   1.591
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 2009   0.939
                                                                                           2008   1.536
                                                                                           2007   1.496
                                                                                           2006   1.329
                                                                                           2005   1.303
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 2011   1.402
                                                                                           2010   1.381
                                                                                           2009   1.098
                                                                                           2008   1.983
                                                                                           2007   1.907
                                                                                           2006   1.549
                                                                                           2005   1.417
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 2007   1.410
                                                                                           2006   1.284
                                                                                           2005   1.267
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   0.944
                                                                                           2010   0.884
                                                                                           2009   0.769
                                                                                           2008   0.998
                                                                                           2007   1.006
                                                                                           2006   0.988
                                                                                           2005   0.987
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 2011   1.280



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.060        22,758
                                                                                           1.528        24,554
                                                                                           1.298        26,669
                                                                                           1.335        29,487
                                                                                           1.243        88,519
                                                                                           0.892       117,723
                                                                                           1.455       167,559
                                                                                           1.412       179,366
                                                                                           1.380       209,916
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)................. 2.232        11,475
                                                                                           2.043        11,484
                                                                                           1.577        11,495
                                                                                           1.384        17,435
                                                                                           1.348        17,453
                                                                                           1.259        17,473
                                                                                           1.034        17,493
                                                                                           1.642        28,456
                                                                                           1.615         5,940
                                                                                           1.396         5,943
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99).................... 2.598        23,023
                                                                                           2.456        24,587
                                                                                           1.828        11,421
                                                                                           1.585        12,314
                                                                                           1.686        12,318
                                                                                           1.407        12,322
                                                                                           1.058        25,731
                                                                                           1.670        37,018
                                                                                           1.594        45,675
                                                                                           1.419        68,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)................ 3.262        37,377
                                                                                           3.204        38,630
                                                                                           2.227        40,801
                                                                                           1.906        42,996
                                                                                           1.922        45,607
                                                                                           1.570        54,189
                                                                                           1.124        63,710
                                                                                           1.938        73,969
                                                                                           1.801        49,057
                                                                                           1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)........................................ 0.912            --
                                                                                           0.939        15,168
                                                                                           1.536        16,213
                                                                                           1.496        29,531
                                                                                           1.329        65,689
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (11/99)..... 1.212            --
                                                                                           1.402            --
                                                                                           1.381         2,276
                                                                                           1.098         2,276
                                                                                           1.983         1,894
                                                                                           1.907         2,008
                                                                                           1.549         2,008
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)................. 1.429            --
                                                                                           1.410        80,583
                                                                                           1.284        80,634
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 0.931            --
                                                                                           0.944        25,171
                                                                                           0.884        35,956
                                                                                           0.769        45,268
                                                                                           0.998        47,121
                                                                                           1.006        82,653
                                                                                           0.988       126,337
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)............ 1.303            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2010   1.174       1.280        35,186
                                                                          2009   1.005       1.174        35,202
                                                                          2008   1.190       1.005        36,891
                                                                          2007   1.193       1.190        37,384
                                                                          2006   1.157       1.193        40,392
                                                                          2005   1.153       1.157       201,480
 LMPVIT Western Asset Variable High Income Subaccount (11/99)............ 2014   2.190       2.135        47,097
                                                                          2013   2.050       2.190       128,610
                                                                          2012   1.778       2.050       104,144
                                                                          2011   1.775       1.778       337,196
                                                                          2010   1.555       1.775       378,617
                                                                          2009   0.994       1.555       379,467
                                                                          2008   1.452       0.994       374,286
                                                                          2007   1.479       1.452       585,793
                                                                          2006   1.363       1.479       590,850
                                                                          2005   1.358       1.363       626,720
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.010       1.003            --
                                                                          2009   1.030       1.010       215,121
                                                                          2008   1.026       1.030       558,620
                                                                          2007   1.000       1.026       280,399
                                                                          2006   0.977       1.000       300,741
                                                                          2005   0.971       0.977        77,966
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.627       1.704            --
                                                                          2006   1.408       1.627       171,439
                                                                          2005   1.383       1.408       184,824
Legg Mason Partners Variable Portfolios III, Inc.
 LMPVPIII Large Cap Value Subaccount (11/99)............................. 2007   1.578       1.655            --
                                                                          2006   1.364       1.578        23,866
                                                                          2005   1.309       1.364        23,886
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.735       1.848            --
                                                                          2006   1.571       1.735        35,833
                                                                          2005   1.531       1.571        88,211
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774

                            VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   2.000       2.559        35,982
                                                                               2012   1.579       2.000        73,757
                                                                               2011   1.877       1.579        77,325
                                                                               2010   1.644       1.877        93,640
                                                                               2009   1.081       1.644        94,460
                                                                               2008   1.865       1.081        59,331
                                                                               2007   1.922       1.865        58,425
                                                                               2006   1.752       1.922        72,912
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.288       1.382        96,351
                                                                               2013   1.011       1.288       104,356
                                                                               2012   0.901       1.011       115,813
                                                                               2011   0.956       0.901       141,667
                                                                               2010   0.779       0.956       173,048
                                                                               2009   0.629       0.779       188,702
                                                                               2008   1.051       0.629       214,151
                                                                               2007   1.068       1.051       254,416
                                                                               2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.112       2.235        34,858
                                                                               2013   1.536       2.112        35,063
                                                                               2012   1.325       1.536        31,097
                                                                               2011   1.366       1.325        20,473
                                                                               2010   1.104       1.366        23,098
                                                                               2009   0.841       1.104            --
                                                                               2008   1.400       0.841            --
                                                                               2007   1.285       1.400            --
                                                                               2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.820       1.864            --
                                                                               2013   1.396       1.820            --
                                                                               2012   1.234       1.396            --
                                                                               2011   1.404       1.234            --
                                                                               2010   1.201       1.404            --
                                                                               2009   0.951       1.201            --
                                                                               2008   1.300       0.951            --
                                                                               2007   1.342       1.300            --
                                                                               2006   1.264       1.342            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
                                                                               2006   1.440       1.417        80,378
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.395       1.395            --
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.465       2.254        57,489
                                                                               2013   2.652       2.465        65,550
                                                                               2012   2.281       2.652        63,140
                                                                               2011   2.868       2.281        70,507
                                                                               2010   2.371       2.868        80,002
                                                                               2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.727       2.015            --
                                                                          2012   1.513       1.727            --
                                                                          2011   1.732       1.513            --
                                                                          2010   1.590       1.732            --
                                                                          2009   1.235       1.590            --
                                                                          2008   2.191       1.235            --
                                                                          2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.037       1.122            --
                                                                          2012   1.007       1.037         2,770
                                                                          2011   1.087       1.007         2,771
                                                                          2010   0.905       1.087         2,773
                                                                          2009   0.676       0.905         2,774
                                                                          2008   1.120       0.676        16,021
                                                                          2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.150       2.124            --
                                                                          2013   1.581       2.150            --
                                                                          2012   1.479       1.581            --
                                                                          2011   1.624       1.479            --
                                                                          2010   1.257       1.624            --
                                                                          2009   0.817       1.257            --
                                                                          2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
                                                                          2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
                                                                          2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
                                                                          2006   1.112       1.165            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.273       1.411       352,166

                         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.973       1.273       518,173
                                                                        2012   0.843       0.973       587,191
                                                                        2011   0.898       0.843       622,100
                                                                        2010   0.784       0.898       657,155
                                                                        2009   0.677       0.784       683,746
                                                                        2008   1.087       0.677       734,684
                                                                        2007   1.072       1.087       656,439
                                                                        2006   1.001       1.072       534,829
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.602       1.676            --
                                                                        2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.877       2.086        70,928
                                                                        2013   1.430       1.877        76,181
                                                                        2012   1.288       1.430        82,934
                                                                        2011   1.314       1.288        93,475
                                                                        2010   1.193       1.314       109,013
                                                                        2009   1.023       1.193       147,468
                                                                        2008   1.668       1.023       139,391
                                                                        2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.288       1.347        27,084
                                                                        2013   1.329       1.288       161,000
                                                                        2012   1.265       1.329        46,305
                                                                        2011   1.215       1.265        65,299
                                                                        2010   1.148       1.215        74,426
                                                                        2009   1.074       1.148       123,737
                                                                        2008   1.139       1.074       117,872
                                                                        2007   1.097       1.139       105,202
                                                                        2006   1.061       1.097       114,682
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.632       1.738        30,563
                                                                        2013   1.243       1.632        32,355
                                                                        2012   1.111       1.243        79,994
                                                                        2011   1.247       1.111        83,026
                                                                        2010   1.064       1.247       170,307
                                                                        2009   0.848       1.064       173,825
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.477       1.445        19,691
                                                                        2013   1.510       1.477        22,280
                                                                        2012   1.544       1.510        69,998
                                                                        2011   1.578       1.544       100,603
                                                                        2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.771       0.761            --
                                                                        2008   1.319       0.771            --
                                                                        2007   1.349       1.319         6,394
                                                                        2006   1.318       1.349            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.744       0.775            --
                                                                        2008   1.379       0.744       114,994
                                                                        2007   1.356       1.379       116,556
                                                                        2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.216       1.336            --
                                                                        2012   1.075       1.216        20,201
                                                                        2011   1.172       1.075        29,841
                                                                        2010   1.047       1.172        64,936
                                                                        2009   0.879       1.047        68,435
                                                                        2008   1.474       0.879        72,634
                                                                        2007   1.447       1.474       107,201
                                                                        2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.069       2.247        24,633
                                                                        2013   1.594       2.069        26,078
                                                                        2012   1.470       1.594        34,420
                                                                        2011   1.551       1.470        36,014
                                                                        2010   1.377       1.551        37,512
                                                                        2009   0.943       1.377        40,342
                                                                        2008   1.777       0.943        44,812
                                                                        2007   1.509       1.777        47,451
                                                                        2006   1.552       1.509        49,974
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.141       2.284         4,520

                        VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.597       2.141         5,166
                                                                       2012   1.410       1.597         5,930
                                                                       2011   1.434       1.410         6,831
                                                                       2010   1.314       1.434         7,761
                                                                       2009   0.959       1.314         8,986
                                                                       2008   1.452       0.959        10,314
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.872       2.071            --
                                                                       2013   1.453       1.872            --
                                                                       2012   1.287       1.453            --
                                                                       2011   1.294       1.287         8,567
                                                                       2010   1.156       1.294         9,768
                                                                       2009   0.943       1.156        10,588
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
                                                                                           2006   1.254
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.689
                                                                                           2013   1.295
                                                                                           2012   1.176
                                                                                           2011   1.335
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
                                                                                           2006   1.109
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
                                                                                           2006   1.069
                                                                                           2005   1.067
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.602
                                                                                           2007   1.484
                                                                                           2006   1.366
                                                                                           2005   1.302
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
                                                                                           2006   1.560
                                                                                           2005   1.421
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121
                                                                                           2006   1.848
                                                                                           2005   1.765
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.355
                                                                                           2005   1.274
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.351
                                                                                           2005   1.322
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.306
                                                                                           2005   1.228
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.042
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
                                                                                           1.380        10,775
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
                                                                                           1.064        11,006
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.824        43,742
                                                                                           1.689        43,746
                                                                                           1.295       105,332
                                                                                           1.176       590,312
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
                                                                                           1.092       299,745
                                                                                           1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
                                                                                           1.086       638,934
                                                                                           1.069       654,436
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.888            --
                                                                                           1.602            --
                                                                                           1.484         3,627
                                                                                           1.366         4,172
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
                                                                                           1.949         2,316
                                                                                           1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --
                                                                                           2.121        56,570
                                                                                           1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.440            --
                                                                                           1.355        96,363
 Travelers Equity Income Subaccount (11/99)............................................... 1.417            --
                                                                                           1.351       119,906
 Travelers Large Cap Subaccount (11/99)................................................... 1.343            --
                                                                                           1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.139            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.077            --
                                                                                           1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.104            --
                                                                                           1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034            --

                          VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Managed Income Subaccount (11/99)............................. 2006   1.073       1.061            --
                                                                          2005   1.082       1.073       297,459
 Travelers Mercury Large Cap Core Subaccount (11/99)..................... 2006   1.433       1.519            --
                                                                          2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.469       1.552            --
                                                                          2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.234       1.271            --
                                                                          2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.163       1.254            --
                                                                          2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.528       1.752            --
                                                                          2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.364       1.445            --
                                                                          2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.058       1.112            --
                                                                          2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.298       1.308            --
                                                                          2005   1.280       1.298         8,500
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.353       1.409            --
                                                                          2005   1.355       1.353       108,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.272       1.318            --
                                                                          2005   1.206       1.272            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Vintage Xtra Series II
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.454       0.729            --
                                                                              2007   1.264       1.454            --
                                                                              2006   1.249       1.264       292,462
                                                                              2005   1.176       1.249       231,197
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.263       1.320            --
                                                                              2005   1.227       1.263        99,735
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.318       2.550       704,465

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.797       2.318     1,039,452
                                                                              2012   1.571       1.797     1,437,207
                                                                              2011   1.640       1.571     1,368,275
                                                                              2010   1.424       1.640     1,302,880
                                                                              2009   1.067       1.424     1,445,465
                                                                              2008   1.891       1.067     1,483,555
                                                                              2007   1.636       1.891     1,644,595
                                                                              2006   1.490       1.636     1,601,350
                                                                              2005   1.297       1.490     1,104,068
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.922       3.047       298,908
                                                                              2013   2.186       2.922       501,441
                                                                              2012   1.940       2.186       621,296
                                                                              2011   2.213       1.940       637,041
                                                                              2010   1.749       2.213       756,470
                                                                              2009   1.273       1.749       740,425
                                                                              2008   2.142       1.273       796,222
                                                                              2007   1.889       2.142       974,757
                                                                              2006   1.708       1.889     1,016,017
                                                                              2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.595       1.641       198,846
                                                                              2013   1.423       1.595       216,760
                                                                              2012   1.284       1.423       262,883
                                                                              2011   1.275       1.284       381,087
                                                                              2010   1.151       1.275       345,031
                                                                              2009   0.863       1.151       371,430
                                                                              2008   1.247       0.863       385,936
                                                                              2007   1.222       1.247       495,737
                                                                              2006   1.051       1.222       339,949
                                                                              2005   1.000       1.051       171,706
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.348       1.570            --
                                                                              2005   1.240       1.348       361,804
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.196       2.322        12,071
                                                                              2013   1.616       2.196        44,892
                                                                              2012   1.482       1.616        58,966
                                                                              2011   1.584       1.482        93,491
                                                                              2010   1.261       1.584       118,298
                                                                              2009   0.893       1.261       127,078
                                                                              2008   1.579       0.893       110,348
                                                                              2007   1.443       1.579       107,259
                                                                              2006   1.350       1.443       121,882
                                                                              2005   1.310       1.350       133,139
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.104       2.824            --
                                                                              2007   2.451       3.104       342,033
                                                                              2006   1.945       2.451       275,185
                                                                              2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.104       1.839       337,829
                                                                              2013   1.739       2.104       533,035
                                                                              2012   1.495       1.739       710,239
                                                                              2011   1.701       1.495       883,020
                                                                              2010   1.595       1.701     1,182,589
                                                                              2009   1.184       1.595     1,283,412
                                                                              2008   2.018       1.184     1,368,294
                                                                              2007   1.777       2.018     1,464,184
                                                                              2006   1.488       1.777     1,458,896
                                                                              2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.421       1.703            --
                                                                              2005   1.327       1.421       252,895
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.791       3.082        22,409

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.149       2.791        26,896
                                                                                   2012   1.868       2.149        86,646
                                                                                   2011   1.931       1.868        96,242
                                                                                   2010   1.564       1.931        66,090
                                                                                   2009   1.101       1.564        66,501
                                                                                   2008   1.993       1.101       117,591
                                                                                   2007   1.665       1.993       132,432
                                                                                   2006   1.493       1.665       139,678
                                                                                   2005   1.355       1.493        94,434
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.358       1.524            --
                                                                                   2005   1.328       1.358       269,569
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.288       1.371            --
                                                                                   2006   1.220       1.288         6,475
                                                                                   2005   1.167       1.220         6,478
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.041       1.103            --
                                                                                   2009   0.876       1.041       848,076
                                                                                   2008   1.518       0.876       859,631
                                                                                   2007   1.471       1.518       980,676
                                                                                   2006   1.298       1.471     1,047,243
                                                                                   2005   1.238       1.298     1,556,352
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.357       2.791       325,759
                                                                                   2013   1.621       2.357       568,608
                                                                                   2012   1.388       1.621       747,284
                                                                                   2011   1.377       1.388       819,601
                                                                                   2010   1.120       1.377       747,888
                                                                                   2009   0.846       1.120       902,851
                                                                                   2008   1.444       0.846     1,116,912
                                                                                   2007   1.446       1.444     1,292,103
                                                                                   2006   1.351       1.446     1,322,025
                                                                                   2005   1.230       1.351     1,091,300
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.815       1.824            --
                                                                                   2013   1.396       1.815       179,474
                                                                                   2012   1.235       1.396       202,059
                                                                                   2011   1.338       1.235       221,706
                                                                                   2010   1.167       1.338       269,097
                                                                                   2009   0.917       1.167       313,598
                                                                                   2008   1.470       0.917       501,554
                                                                                   2007   1.476       1.470       615,753
                                                                                   2006   1.284       1.476       650,194
                                                                                   2005   1.246       1.284       710,938
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.019       2.204       148,033
                                                                                   2013   1.579       2.019       636,891
                                                                                   2012   1.384       1.579       773,787
                                                                                   2011   1.372       1.384       790,591
                                                                                   2010   1.238       1.372       955,898
                                                                                   2009   1.031       1.238     1,074,189
                                                                                   2008   1.482       1.031       710,344
                                                                                   2007   1.390       1.482       733,320
                                                                                   2006   1.231       1.390       815,133
                                                                                   2005   1.200       1.231       843,960
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.951       0.936            --
                                                                                   2008   1.370       0.951       458,723
                                                                                   2007   1.373       1.370       550,690
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.196       1.264            --
                                                                                   2010   1.079       1.196     1,254,040
                                                                                   2009   0.782       1.079     1,341,088
                                                                                   2008   1.375       0.782     1,782,421
                                                                                   2007   1.372       1.375     2,305,391
                                                                                   2006   1.228       1.372     2,626,764
                                                                                   2005   1.186       1.228     2,889,583
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.242       1.349            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.128       1.242        86,107
                                                                                  2009   0.940       1.128        87,732
                                                                                  2008   1.338       0.940        87,731
                                                                                  2007   1.278       1.338       105,994
                                                                                  2006   1.101       1.278       102,134
                                                                                  2005   1.122       1.101       101,640
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.839       2.055        61,068
                                                                                  2013   1.485       1.839        64,307
                                                                                  2012   1.322       1.485        64,557
                                                                                  2011   1.345       1.322        84,090
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.628       1.817       540,017
                                                                                  2013   1.317       1.628       735,515
                                                                                  2012   1.173       1.317       810,958
                                                                                  2011   1.108       1.173       934,776
                                                                                  2010   1.004       1.108     1,192,584
                                                                                  2009   0.833       1.004     1,296,828
                                                                                  2008   1.301       0.833     1,531,191
                                                                                  2007   1.256       1.301     1,607,142
                                                                                  2006   1.155       1.256     1,641,344
                                                                                  2005   1.127       1.155     1,441,797
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.866       2.092       102,756
                                                                                  2013   1.376       1.866       161,488
                                                                                  2012   1.162       1.376       192,494
                                                                                  2011   1.189       1.162       262,747
                                                                                  2010   1.101       1.189       285,865
                                                                                  2009   0.786       1.101       307,766
                                                                                  2008   1.274       0.786       361,446
                                                                                  2007   1.231       1.274       420,430
                                                                                  2006   1.196       1.231       466,575
                                                                                  2005   1.156       1.196       513,062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.998       2.196        95,013
                                                                                  2013   1.535       1.998       166,982
                                                                                  2012   1.339       1.535       175,161
                                                                                  2011   1.297       1.339       178,074
                                                                                  2010   1.205       1.297       188,016
                                                                                  2009   0.984       1.205       199,006
                                                                                  2008   1.554       0.984       211,895
                                                                                  2007   1.520       1.554       216,953
                                                                                  2006   1.307       1.520       218,192
                                                                                  2005   1.247       1.307       154,459
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.429       2.583        48,080
                                                                                  2013   1.798       2.429        38,341
                                                                                  2012   1.550       1.798        34,089
                                                                                  2011   1.640       1.550        68,870
                                                                                  2010   1.361       1.640        68,890
                                                                                  2009   1.017       1.361        74,699
                                                                                  2008   1.598       1.017        93,877
                                                                                  2007   1.516       1.598       110,506
                                                                                  2006   1.343       1.516       116,879
                                                                                  2005   1.260       1.343       344,308
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968       3.038        83,521
                                                                                  2013   2.052       2.968       201,372
                                                                                  2012   1.747       2.052       202,360
                                                                                  2011   1.752       1.747       235,231
                                                                                  2010   1.422       1.752       252,580
                                                                                  2009   1.013       1.422       253,693
                                                                                  2008   1.737       1.013       254,100
                                                                                  2007   1.605       1.737       271,036
                                                                                  2006   1.447       1.605       265,095
                                                                                  2005   1.402       1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.904       0.880            --
                                                                                  2008   1.470       0.904       401,442
                                                                                  2007   1.425       1.470       407,954
                                                                                  2006   1.258       1.425       491,224
                                                                                  2005   1.227       1.258       669,441
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.328       1.352            --
                                                                                  2006   1.202       1.328       552,405
                                                                                  2005   1.180       1.202       526,700

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.982       0.970            --
                                                                                      2010   0.915       0.982       152,068
                                                                                      2009   0.792       0.915       172,545
                                                                                      2008   1.021       0.792       173,637
                                                                                      2007   1.025       1.021       175,761
                                                                                      2006   1.001       1.025       205,715
                                                                                      2005   0.994       1.001       206,704
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.276       1.301            --
                                                                                      2010   1.164       1.276       182,884
                                                                                      2009   0.991       1.164       184,542
                                                                                      2008   1.167       0.991       179,877
                                                                                      2007   1.163       1.167       234,427
                                                                                      2006   1.122       1.163       236,096
                                                                                      2005   1.112       1.122       287,885
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.031       1.991       545,680
                                                                                      2013   1.891       2.031       817,159
                                                                                      2012   1.631       1.891       883,707
                                                                                      2011   1.619       1.631     1,000,063
                                                                                      2010   1.411       1.619       692,569
                                                                                      2009   0.897       1.411       648,949
                                                                                      2008   1.303       0.897       677,875
                                                                                      2007   1.320       1.303       803,955
                                                                                      2006   1.210       1.320       858,454
                                                                                      2005   1.198       1.210       884,216
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.056       1.050            --
                                                                                      2009   1.071       1.056     1,549,316
                                                                                      2008   1.061       1.071     2,238,181
                                                                                      2007   1.028       1.061     1,067,037
                                                                                      2006   0.999       1.028       797,659
                                                                                      2005   0.988       0.999       528,735
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.485       1.557            --
                                                                                      2006   1.278       1.485       117,900
                                                                                      2005   1.248       1.278       118,349
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.611       1.719            --
                                                                                      2006   1.451       1.611       133,158
                                                                                      2005   1.406       1.451       140,085
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.483       1.541            --
                                                                                      2006   1.286       1.483       404,874
                                                                                      2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.660       1.830            --
                                                                                      2006   1.504       1.660       675,252
                                                                                      2005   1.413       1.504       656,322
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.055       1.180       134,495
                                                                                      2013   1.034       1.055       332,283
                                                                                      2012   0.832       1.034       433,657
                                                                                      2011   0.893       0.832       468,691
                                                                                      2010   0.781       0.893       302,592
                                                                                      2009   0.588       0.781       161,704
                                                                                      2008   1.022       0.588       152,392
                                                                                      2007   1.220       1.022       168,839
                                                                                      2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.479       2.582            --
                                                                                      2013   1.952       2.479       167,610
                                                                                      2012   1.616       1.952       170,867
                                                                                      2011   1.773       1.616       206,660
                                                                                      2010   1.643       1.773       210,338
                                                                                      2009   1.166       1.643       137,885
                                                                                      2008   2.039       1.166       128,370
                                                                                      2007   1.589       2.039        43,850
                                                                                      2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.574       2.895        33,911

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.491       2.315       131,436
                                                                               2013   1.936       2.491       261,849
                                                                               2012   1.520       1.936       286,550
                                                                               2011   1.797       1.520       317,444
                                                                               2010   1.566       1.797       202,422
                                                                               2009   1.024       1.566       201,237
                                                                               2008   1.756       1.024       212,512
                                                                               2007   1.801       1.756       215,508
                                                                               2006   1.635       1.801       181,720
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.344       1.450       386,661
                                                                               2013   1.049       1.344       569,249
                                                                               2012   0.930       1.049       689,630
                                                                               2011   0.981       0.930       787,556
                                                                               2010   0.795       0.981       900,899
                                                                               2009   0.639       0.795       955,598
                                                                               2008   1.060       0.639       970,771
                                                                               2007   1.072       1.060       991,947
                                                                               2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.214       2.356         6,985
                                                                               2013   1.602       2.214        76,411
                                                                               2012   1.374       1.602       147,627
                                                                               2011   1.409       1.374       165,881
                                                                               2010   1.133       1.409         8,576
                                                                               2009   0.858       1.133         8,588
                                                                               2008   1.421       0.858         8,601
                                                                               2007   1.297       1.421        20,188
                                                                               2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.909       1.965        23,751
                                                                               2013   1.456       1.909        62,710
                                                                               2012   1.280       1.456        59,003
                                                                               2011   1.448       1.280        74,480
                                                                               2010   1.232       1.448        52,782
                                                                               2009   0.970       1.232        40,798
                                                                               2008   1.319       0.970        37,041
                                                                               2007   1.354       1.319        29,797
                                                                               2006   1.271       1.354       105,120
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.833       0.792            --
                                                                               2008   1.476       0.833         3,946
                                                                               2007   1.341       1.476            --
                                                                               2006   1.358       1.341        39,690
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.354       1.354            --
                                                                               2013   1.275       1.354            --
                                                                               2012   1.060       1.275       717,126
                                                                               2011   1.157       1.060       767,368
                                                                               2010   1.106       1.157       848,637
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.254       1.296        39,116
                                                                               2013   0.984       1.254        43,677
                                                                               2012   0.857       0.984        48,825
                                                                               2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.345       1.345       252,187
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.288       2.104        71,977
                                                                               2013   2.448       2.288       136,109
                                                                               2012   2.093       2.448       255,535
                                                                               2011   2.618       2.093       307,840
                                                                               2010   2.152       2.618       330,344
                                                                               2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.717       2.014        28,109
                                                                          2012   1.495       1.717        28,109
                                                                          2011   1.703       1.495        38,815
                                                                          2010   1.554       1.703        38,818
                                                                          2009   1.201       1.554        38,820
                                                                          2008   2.118       1.201        38,823
                                                                          2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.082       1.172            --
                                                                          2012   1.045       1.082            --
                                                                          2011   1.121       1.045            --
                                                                          2010   0.928       1.121            --
                                                                          2009   0.690       0.928            --
                                                                          2008   1.137       0.690            --
                                                                          2007   1.283       1.137            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.352       1.358       970,307
                                                                          2013   1.081       1.352     1,263,849
                                                                          2012   0.907       1.081       615,103
                                                                          2011   1.007       0.907       633,947
                                                                          2010   0.883       1.007       553,397
                                                                          2009   0.642       0.883       612,070
                                                                          2008   1.098       0.642       671,324
                                                                          2007   1.051       1.098       728,696
                                                                          2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.451       1.473       358,954
                                                                          2013   1.621       1.451       508,084
                                                                          2012   1.508       1.621       624,997
                                                                          2011   1.375       1.508       685,473
                                                                          2010   1.294       1.375       422,293
                                                                          2009   1.111       1.294       520,068
                                                                          2008   1.210       1.111       487,269
                                                                          2007   1.143       1.210       625,341
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.864       2.038        39,530
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.328       1.480       419,817
                                                                          2013   1.009       1.328       683,786
                                                                          2012   0.870       1.009       949,621
                                                                          2011   0.921       0.870     1,026,757
                                                                          2010   0.800       0.921     1,144,405
                                                                          2009   0.687       0.800     1,320,082
                                                                          2008   1.097       0.687     1,337,207
                                                                          2007   1.075       1.097     1,404,922
                                                                          2006   1.001       1.075       880,441
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.541       1.616            --
                                                                          2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.097        19,024

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.422       1.877        42,894
                                                                        2012   1.274       1.422        45,771
                                                                        2011   1.292       1.274        77,665
                                                                        2010   1.167       1.292       118,299
                                                                        2009   0.995       1.167       117,215
                                                                        2008   1.614       0.995       115,104
                                                                        2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.304       1.371       194,031
                                                                        2013   1.338       1.304       228,750
                                                                        2012   1.267       1.338       280,636
                                                                        2011   1.210       1.267       323,430
                                                                        2010   1.137       1.210       270,991
                                                                        2009   1.058       1.137       237,070
                                                                        2008   1.115       1.058       219,949
                                                                        2007   1.068       1.115       308,055
                                                                        2006   1.030       1.068       314,304
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.431       1.408       326,310
                                                                        2013   1.455       1.431       435,816
                                                                        2012   1.480       1.455       608,826
                                                                        2011   1.504       1.480       534,330
                                                                        2010   1.521       1.504       491,683
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.306       1.284        55,022
                                                                        2006   1.271       1.306        65,819
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.114       2.268            --
                                                                        2013   1.569       2.114            --
                                                                        2012   1.378       1.569        29,907
                                                                        2011   1.394       1.378        29,907
                                                                        2010   1.269       1.394        29,907
                                                                        2009   0.922       1.269        29,907
                                                                        2008   1.390       0.922        29,907
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.928       1.006            --
                                                                        2010   0.816       0.928        48,825
                                                                        2009   0.631       0.816        48,825
                                                                        2008   1.077       0.631        48,825
                                                                        2007   1.060       1.077        48,825
                                                                        2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.309       1.345       151,956

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.276
                                                                                           2012   1.188
                                                                                           2011   1.170
                                                                                           2010   1.081
                                                                                           2009   0.911
                                                                                           2008   1.082
                                                                                           2007   1.042
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.323
                                                                                           2013   1.213
                                                                                           2012   1.106
                                                                                           2011   1.113
                                                                                           2010   1.014
                                                                                           2009   0.834
                                                                                           2008   1.081
                                                                                           2007   1.049
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.320
                                                                                           2013   1.137
                                                                                           2012   1.021
                                                                                           2011   1.052
                                                                                           2010   0.945
                                                                                           2009   0.759
                                                                                           2008   1.082
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.299
                                                                                           2013   1.062
                                                                                           2012   0.936
                                                                                           2011   0.989
                                                                                           2010   0.877
                                                                                           2009   0.690
                                                                                           2008   1.082
                                                                                           2007   1.059
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.677
                                                                                           2013   1.435
                                                                                           2012   1.310
                                                                                           2011   1.303
                                                                                           2010   1.206
                                                                                           2009   1.036
                                                                                           2008   1.356
                                                                                           2007   1.323
                                                                                           2006   1.238
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.206
                                                                                           2013   1.652
                                                                                           2012   1.440
                                                                                           2011   1.452
                                                                                           2010   1.325
                                                                                           2009   1.115
                                                                                           2008   1.482
                                                                                           2007   1.400
                                                                                           2006   1.267
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.635
                                                                                           2013   1.198
                                                                                           2012   1.026
                                                                                           2011   1.057
                                                                                           2010   0.921
                                                                                           2009   0.654
                                                                                           2008   1.147
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.433
                                                                                           2013   1.445
                                                                                           2012   1.320
                                                                                           2011   1.302
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.619



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.309       149,506
                                                                                           1.276       166,035
                                                                                           1.188       204,724
                                                                                           1.170       205,350
                                                                                           1.081       226,934
                                                                                           0.911       246,430
                                                                                           1.082            --
                                                                                           1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.366        61,769
                                                                                           1.323       390,378
                                                                                           1.213       626,817
                                                                                           1.106       544,679
                                                                                           1.113       606,605
                                                                                           1.014       206,419
                                                                                           0.834        53,242
                                                                                           1.081       310,756
                                                                                           1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.363        48,382
                                                                                           1.320        42,981
                                                                                           1.137        19,772
                                                                                           1.021        22,128
                                                                                           1.052       134,723
                                                                                           0.945       137,315
                                                                                           0.759       124,701
                                                                                           1.082       127,919
                                                                                           1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.345       130,621
                                                                                           1.299       130,651
                                                                                           1.062       130,684
                                                                                           0.936        19,709
                                                                                           0.989        33,273
                                                                                           0.877        68,923
                                                                                           0.690       125,332
                                                                                           1.082       148,318
                                                                                           1.059       165,906
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.788       713,136
                                                                                           1.677       997,446
                                                                                           1.435       978,527
                                                                                           1.310     1,041,729
                                                                                           1.303     1,159,374
                                                                                           1.206     1,574,613
                                                                                           1.036     1,536,518
                                                                                           1.356     1,542,317
                                                                                           1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.404            --
                                                                                           2.206            --
                                                                                           1.652            --
                                                                                           1.440            --
                                                                                           1.452            --
                                                                                           1.325            --
                                                                                           1.115            --
                                                                                           1.482       185,256
                                                                                           1.400       185,697
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.750       135,946
                                                                                           1.635       176,651
                                                                                           1.198       181,102
                                                                                           1.026       198,226
                                                                                           1.057       202,757
                                                                                           0.921       218,960
                                                                                           0.654       168,589
                                                                                           1.147       251,420
                                                                                           1.068       158,753
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.484        84,668
                                                                                           1.433        87,645
                                                                                           1.445       134,005
                                                                                           1.320       174,107
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.758       442,024

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.234       1.619       658,892
                                                                                     2012   1.115       1.234       769,379
                                                                                     2011   1.261       1.115       949,913
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.116       1.139            --
                                                                                     2006   1.127       1.116       579,755
                                                                                     2005   1.122       1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.202       1.241            --
                                                                                     2008   1.166       1.202     3,092,897
                                                                                     2007   1.090       1.166     2,695,982
                                                                                     2006   1.067       1.090     2,410,129
                                                                                     2005   1.059       1.067     1,950,998
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.874       2.028            --
                                                                                     2006   1.491       1.874            --
                                                                                     2005   1.351       1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.868       1.994            --
                                                                                     2006   1.619       1.868       162,903
                                                                                     2005   1.537       1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.276       1.358            --
                                                                                     2005   1.193       1.276        45,298
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.260       1.324            --
                                                                                     2005   1.226       1.260       119,356
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.260       1.299            --
                                                                                     2005   1.179       1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.030       1.034            --
                                                                                     2005   1.000       1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.064       1.110            --
                                                                                     2005   1.000       1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.057            --
                                                                                     2005   1.000       1.037         3,439
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.040       1.030            --
                                                                                     2005   1.043       1.040       321,454
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.371       1.456            --
                                                                                     2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.290       1.365            --
                                                                                     2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.200       1.238            --
                                                                                     2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.173       1.267            --
                                                                                     2005   1.120       1.173       186,104
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.423       1.635            --
                                                                                     2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.286       1.365            --
                                                                                     2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.117            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.203       1.214            --
                                                                                     2005   1.179       1.203       787,662
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.217       1.270            --
                                                                                     2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.135       1.307            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.000       1.135           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)........ 2006   1.108       1.271           --
                                                                         2005   1.000       1.108           --
 Travelers Van Kampen Enterprise Subaccount (11/99)..................... 2006   1.225       1.271           --
                                                                         2005   1.155       1.225        1,656







                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.450       0.727            --
                                                                            2007   1.261       1.450            --
                                                                            2006   1.247       1.261            --
                                                                            2005   1.175       1.247            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.261       1.318            --
                                                                            2005   1.226       1.261            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.316       1.286            --
                                                                            2005   1.166       1.316            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.539       2.554        11,661
                                                                            2013   1.999       2.539        14,394
                                                                            2012   1.659       1.999        17,411
                                                                            2011   1.852       1.659        17,433
                                                                            2010   1.686       1.852        17,457
                                                                            2009   1.205       1.686        35,267
                                                                            2008   1.989       1.205        35,294
                                                                            2007   1.762       1.989        35,047
                                                                            2006   1.488       1.762        32,901
                                                                            2005   1.327       1.488        32,922
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.138       2.281        24,084
                                                                            2013   1.672       2.138        65,947
                                                                            2012   1.443       1.672        70,425
                                                                            2011   1.533       1.443        82,755
                                                                            2010   1.314       1.533        83,843
                                                                            2009   0.958       1.314       144,109
                                                                            2008   1.740       0.958       137,979
                                                                            2007   1.576       1.740       131,007
                                                                            2006   1.454       1.576       131,035
                                                                            2005   1.273       1.454       131,066
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.916       2.084        25,166
                                                                            2013   1.460       1.916        32,758
                                                                            2012   1.264       1.460        36,077
                                                                            2011   1.310       1.264        40,996
                                                                            2010   1.196       1.310        43,462
                                                                            2009   0.927       1.196        85,944
                                                                            2008   1.517       0.927        83,230
                                                                            2007   1.469       1.517        86,529
                                                                            2006   1.297       1.469        86,548
                                                                            2005   1.246       1.297        85,397
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.566       1.549            --
                                                                            2005   1.347       1.566            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.558       2.032            --
                                                                            2005   1.479       1.558            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.306       1.420            --
                                                                            2005   1.206       1.306            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.304       1.453           --
                                                                              2005   1.204       1.304           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.306       2.536       20,441
                                                                              2013   1.789       2.306       22,264
                                                                              2012   1.565       1.789       24,988
                                                                              2011   1.634       1.565       28,687
                                                                              2010   1.420       1.634       30,702
                                                                              2009   1.064       1.420       25,189
                                                                              2008   1.887       1.064       30,492
                                                                              2007   1.633       1.887       30,501
                                                                              2006   1.489       1.633       30,510
                                                                              2005   1.296       1.489       29,512
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.907       3.030       17,690
                                                                              2013   2.176       2.907       27,620
                                                                              2012   1.932       2.176       33,384
                                                                              2011   2.204       1.932       37,181
                                                                              2010   1.744       2.204       37,203
                                                                              2009   1.269       1.744       37,227
                                                                              2008   2.138       1.269       41,866
                                                                              2007   1.885       2.138       44,528
                                                                              2006   1.706       1.885       44,552
                                                                              2005   1.470       1.706       44,579
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.588       1.633           --
                                                                              2013   1.418       1.588           --
                                                                              2012   1.280       1.418        4,618
                                                                              2011   1.272       1.280        4,622
                                                                              2010   1.148       1.272        4,627
                                                                              2009   0.861       1.148        4,632
                                                                              2008   1.245       0.861        4,638
                                                                              2007   1.221       1.245           --
                                                                              2006   1.050       1.221           --
                                                                              2005   1.000       1.050           --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.347       1.568           --
                                                                              2005   1.239       1.347       10,616
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.185       2.309        7,981
                                                                              2013   1.609       2.185        7,989
                                                                              2012   1.476       1.609       12,975
                                                                              2011   1.578       1.476       14,436
                                                                              2010   1.257       1.578       14,457
                                                                              2009   0.891       1.257       14,479
                                                                              2008   1.576       0.891       14,502
                                                                              2007   1.441       1.576       17,926
                                                                              2006   1.348       1.441       17,948
                                                                              2005   1.309       1.348       17,972
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.097       2.817           --
                                                                              2007   2.447       3.097        9,902
                                                                              2006   1.943       2.447        9,373
                                                                              2005   1.551       1.943        9,374
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.093       1.828       26,689
                                                                              2013   1.731       2.093       58,627
                                                                              2012   1.489       1.731       58,634
                                                                              2011   1.695       1.489       65,349
                                                                              2010   1.590       1.695       65,358
                                                                              2009   1.180       1.590       65,368
                                                                              2008   2.014       1.180       74,530
                                                                              2007   1.774       2.014       43,785
                                                                              2006   1.486       1.774       35,240
                                                                              2005   1.372       1.486       29,100
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.420       1.700           --
                                                                              2005   1.326       1.420        5,230
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.777       3.064           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.139       2.777           --
                                                                                   2012   1.860       2.139           --
                                                                                   2011   1.924       1.860           --
                                                                                   2010   1.559       1.924           --
                                                                                   2009   1.098       1.559           --
                                                                                   2008   1.989       1.098           --
                                                                                   2007   1.662       1.989           --
                                                                                   2006   1.492       1.662           --
                                                                                   2005   1.354       1.492           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.357       1.521           --
                                                                                   2005   1.327       1.357           --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.286       1.369           --
                                                                                   2006   1.219       1.286           --
                                                                                   2005   1.166       1.219           --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.038       1.099           --
                                                                                   2009   0.874       1.038           --
                                                                                   2008   1.514       0.874           --
                                                                                   2007   1.468       1.514           --
                                                                                   2006   1.296       1.468           --
                                                                                   2005   1.238       1.296           --
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.344       2.775       20,586
                                                                                   2013   1.614       2.344       41,831
                                                                                   2012   1.383       1.614       41,994
                                                                                   2011   1.372       1.383       47,143
                                                                                   2010   1.117       1.372       47,150
                                                                                   2009   0.844       1.117       47,158
                                                                                   2008   1.441       0.844       44,969
                                                                                   2007   1.444       1.441       44,981
                                                                                   2006   1.350       1.444       36,609
                                                                                   2005   1.230       1.350       28,217
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.806       1.815           --
                                                                                   2013   1.390       1.806           --
                                                                                   2012   1.230       1.390           --
                                                                                   2011   1.333       1.230           --
                                                                                   2010   1.163       1.333           --
                                                                                   2009   0.914       1.163           --
                                                                                   2008   1.467       0.914           --
                                                                                   2007   1.473       1.467           --
                                                                                   2006   1.283       1.473           --
                                                                                   2005   1.245       1.283           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.008       2.191           --
                                                                                   2013   1.571       2.008           --
                                                                                   2012   1.378       1.571           --
                                                                                   2011   1.366       1.378           --
                                                                                   2010   1.234       1.366           --
                                                                                   2009   1.028       1.234           --
                                                                                   2008   1.479       1.028           --
                                                                                   2007   1.388       1.479           --
                                                                                   2006   1.230       1.388           --
                                                                                   2005   1.199       1.230           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.948       0.933           --
                                                                                   2008   1.367       0.948           --
                                                                                   2007   1.370       1.367           --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.192       1.259           --
                                                                                   2010   1.076       1.192       40,395
                                                                                   2009   0.780       1.076       40,415
                                                                                   2008   1.372       0.780       40,435
                                                                                   2007   1.370       1.372       40,452
                                                                                   2006   1.226       1.370       40,467
                                                                                   2005   1.185       1.226       40,492
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.238       1.344           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.125       1.238           --
                                                                                  2009   0.937       1.125           --
                                                                                  2008   1.335       0.937           --
                                                                                  2007   1.276       1.335           --
                                                                                  2006   1.100       1.276           --
                                                                                  2005   1.121       1.100           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.830       2.044           --
                                                                                  2013   1.478       1.830           --
                                                                                  2012   1.316       1.478           --
                                                                                  2011   1.340       1.316           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.619       1.807        8,498
                                                                                  2013   1.310       1.619        8,498
                                                                                  2012   1.169       1.310       43,694
                                                                                  2011   1.104       1.169       43,710
                                                                                  2010   1.001       1.104       43,729
                                                                                  2009   0.830       1.001       43,749
                                                                                  2008   1.299       0.830       43,770
                                                                                  2007   1.254       1.299       43,787
                                                                                  2006   1.154       1.254       43,802
                                                                                  2005   1.126       1.154       35,321
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.856       2.080           --
                                                                                  2013   1.369       1.856       19,842
                                                                                  2012   1.158       1.369       19,842
                                                                                  2011   1.185       1.158       24,521
                                                                                  2010   1.097       1.185       24,521
                                                                                  2009   0.784       1.097       24,521
                                                                                  2008   1.272       0.784       24,521
                                                                                  2007   1.228       1.272       24,521
                                                                                  2006   1.195       1.228       24,521
                                                                                  2005   1.155       1.195       24,521
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.988       2.183       10,475
                                                                                  2013   1.528       1.988       10,484
                                                                                  2012   1.334       1.528       10,494
                                                                                  2011   1.293       1.334       10,506
                                                                                  2010   1.201       1.293       10,520
                                                                                  2009   0.981       1.201       10,535
                                                                                  2008   1.550       0.981       10,551
                                                                                  2007   1.518       1.550       10,565
                                                                                  2006   1.305       1.518       10,577
                                                                                  2005   1.246       1.305       10,591
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.416       2.569           --
                                                                                  2013   1.789       2.416           --
                                                                                  2012   1.544       1.789           --
                                                                                  2011   1.634       1.544           --
                                                                                  2010   1.356       1.634           --
                                                                                  2009   1.015       1.356           --
                                                                                  2008   1.595       1.015           --
                                                                                  2007   1.514       1.595           --
                                                                                  2006   1.341       1.514           --
                                                                                  2005   1.259       1.341           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.953       3.021           --
                                                                                  2013   2.042       2.953        2,016
                                                                                  2012   1.740       2.042        2,018
                                                                                  2011   1.745       1.740        2,364
                                                                                  2010   1.418       1.745        2,366
                                                                                  2009   1.010       1.418        2,367
                                                                                  2008   1.733       1.010        5,252
                                                                                  2007   1.602       1.733        5,254
                                                                                  2006   1.445       1.602           --
                                                                                  2005   1.401       1.445           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.902       0.877           --
                                                                                  2008   1.467       0.902           --
                                                                                  2007   1.422       1.467           --
                                                                                  2006   1.257       1.422           --
                                                                                  2005   1.226       1.257           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.326       1.349           --
                                                                                  2006   1.201       1.326           --
                                                                                  2005   1.180       1.201           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.979       0.967           --
                                                                                      2010   0.912       0.979       19,950
                                                                                      2009   0.790       0.912       19,233
                                                                                      2008   1.019       0.790       19,233
                                                                                      2007   1.023       1.019       34,065
                                                                                      2006   0.999       1.023       34,065
                                                                                      2005   0.993       0.999       34,065
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.272       1.296           --
                                                                                      2010   1.160       1.272           --
                                                                                      2009   0.989       1.160           --
                                                                                      2008   1.164       0.989           --
                                                                                      2007   1.161       1.164           --
                                                                                      2006   1.120       1.161           --
                                                                                      2005   1.111       1.120           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.021       1.980       11,156
                                                                                      2013   1.882       2.021       16,918
                                                                                      2012   1.624       1.882       17,102
                                                                                      2011   1.613       1.624       13,921
                                                                                      2010   1.407       1.613       13,930
                                                                                      2009   0.895       1.407       13,940
                                                                                      2008   1.300       0.895       11,566
                                                                                      2007   1.318       1.300       11,574
                                                                                      2006   1.208       1.318       11,582
                                                                                      2005   1.198       1.208       10,328
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.052       1.047           --
                                                                                      2009   1.068       1.052       68,555
                                                                                      2008   1.059       1.068       57,266
                                                                                      2007   1.027       1.059       57,266
                                                                                      2006   0.998       1.027       57,266
                                                                                      2005   0.987       0.998       57,266
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.482       1.554           --
                                                                                      2006   1.276       1.482           --
                                                                                      2005   1.248       1.276           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.609       1.716           --
                                                                                      2006   1.449       1.609        5,245
                                                                                      2005   1.405       1.449        5,248
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.480       1.538           --
                                                                                      2006   1.284       1.480       25,228
                                                                                      2005   1.265       1.284       25,228
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.657       1.826           --
                                                                                      2006   1.502       1.657       39,530
                                                                                      2005   1.412       1.502       39,532
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.051       1.175           --
                                                                                      2013   1.030       1.051           --
                                                                                      2012   0.830       1.030           --
                                                                                      2011   0.891       0.830           --
                                                                                      2010   0.780       0.891           --
                                                                                      2009   0.587       0.780           --
                                                                                      2008   1.021       0.587           --
                                                                                      2007   1.219       1.021           --
                                                                                      2006   1.003       1.219           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.466       2.568           --
                                                                                      2013   1.943       2.466           --
                                                                                      2012   1.609       1.943           --
                                                                                      2011   1.766       1.609           --
                                                                                      2010   1.638       1.766           --
                                                                                      2009   1.163       1.638           --
                                                                                      2008   2.035       1.163           --
                                                                                      2007   1.587       2.035           --
                                                                                      2006   1.549       1.587           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.560       2.879           --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.478       2.302        8,087
                                                                               2013   1.927       2.478        8,720
                                                                               2012   1.514       1.927       12,312
                                                                               2011   1.790       1.514       13,981
                                                                               2010   1.561       1.790       14,890
                                                                               2009   1.021       1.561       16,938
                                                                               2008   1.752       1.021       16,941
                                                                               2007   1.798       1.752       27,034
                                                                               2006   1.632       1.798       27,034
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.339       1.443       15,606
                                                                               2013   1.045       1.339       46,723
                                                                               2012   0.927       1.045       48,926
                                                                               2011   0.979       0.927       58,954
                                                                               2010   0.793       0.979       60,672
                                                                               2009   0.638       0.793       68,925
                                                                               2008   1.059       0.638       61,192
                                                                               2007   1.071       1.059       61,196
                                                                               2006   1.015       1.071           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.205       2.345           --
                                                                               2013   1.596       2.205           --
                                                                               2012   1.370       1.596           --
                                                                               2011   1.405       1.370           --
                                                                               2010   1.130       1.405           --
                                                                               2009   0.856       1.130           --
                                                                               2008   1.419       0.856           --
                                                                               2007   1.296       1.419           --
                                                                               2006   1.306       1.296           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.901       1.956           --
                                                                               2013   1.451       1.901           --
                                                                               2012   1.276       1.451           --
                                                                               2011   1.444       1.276           --
                                                                               2010   1.229       1.444           --
                                                                               2009   0.968       1.229           --
                                                                               2008   1.317       0.968           --
                                                                               2007   1.353       1.317           --
                                                                               2006   1.270       1.353           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.831       0.789           --
                                                                               2008   1.473       0.831           --
                                                                               2007   1.339       1.473           --
                                                                               2006   1.356       1.339           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.347       1.347           --
                                                                               2013   1.269       1.347           --
                                                                               2012   1.056       1.269           --
                                                                               2011   1.153       1.056           --
                                                                               2010   1.103       1.153           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.249       1.291           --
                                                                               2013   0.981       1.249           --
                                                                               2012   0.855       0.981           --
                                                                               2011   1.000       0.855           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.339       1.339       10,744
                                                                               2013   1.029       1.339       10,744
                                                                               2012   0.887       1.029       10,744
                                                                               2011   0.991       0.887       10,744
                                                                               2010   0.841       0.991       10,744
                                                                               2009   0.676       0.841       10,744
                                                                               2008   0.980       0.676       19,439
                                                                               2007   1.028       0.980       19,443
                                                                               2006   1.003       1.028           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.276       2.092        5,823
                                                                               2013   2.436       2.276        5,823
                                                                               2012   2.084       2.436        5,823
                                                                               2011   2.608       2.084        5,823
                                                                               2010   2.145       2.608       10,574
                                                                               2009   1.291       2.145       10,576
                                                                               2008   2.821       1.291        9,900
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.003       1.833           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.708       2.003           --
                                                                          2012   1.489       1.708           --
                                                                          2011   1.696       1.489           --
                                                                          2010   1.549       1.696           --
                                                                          2009   1.197       1.549           --
                                                                          2008   2.113       1.197           --
                                                                          2007   2.014       2.113           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.078       1.168           --
                                                                          2012   1.041       1.078           --
                                                                          2011   1.118       1.041           --
                                                                          2010   0.926       1.118           --
                                                                          2009   0.689       0.926           --
                                                                          2008   1.135       0.689           --
                                                                          2007   1.282       1.135           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.347       1.352           --
                                                                          2013   1.078       1.347           --
                                                                          2012   0.905       1.078       32,733
                                                                          2011   1.005       0.905       32,733
                                                                          2010   0.881       1.005       32,733
                                                                          2009   0.641       0.881       32,733
                                                                          2008   1.097       0.641       32,733
                                                                          2007   1.050       1.097       32,733
                                                                          2006   0.996       1.050       18,356
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.444       1.465           --
                                                                          2013   1.614       1.444       13,109
                                                                          2012   1.501       1.614       16,140
                                                                          2011   1.370       1.501        4,347
                                                                          2010   1.290       1.370        4,353
                                                                          2009   1.109       1.290        4,359
                                                                          2008   1.208       1.109        4,366
                                                                          2007   1.141       1.208           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.671       1.712       15,030
                                                                          2013   1.733       1.671       49,357
                                                                          2012   1.613       1.733       51,628
                                                                          2011   1.590       1.613       34,785
                                                                          2010   1.495       1.590       36,558
                                                                          2009   1.343       1.495       12,290
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.854       2.026           --
                                                                          2013   1.417       1.854           --
                                                                          2012   1.304       1.417           --
                                                                          2011   1.389       1.304           --
                                                                          2010   1.216       1.389           --
                                                                          2009   0.998       1.216           --
                                                                          2008   1.512       0.998           --
                                                                          2007   1.464       1.512        5,796
                                                                          2006   1.363       1.464        5,802
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.175       1.296           --
                                                                          2006   1.117       1.175           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.860       1.913           --
                                                                          2013   1.863       1.860           --
                                                                          2012   1.698       1.863        4,240
                                                                          2011   1.667       1.698        4,244
                                                                          2010   1.511       1.667        4,249
                                                                          2009   1.155       1.511        4,254
                                                                          2008   1.316       1.155        4,259
                                                                          2007   1.255       1.316           --
                                                                          2006   1.213       1.255           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.323       1.473       19,329
                                                                          2013   1.006       1.323       19,335
                                                                          2012   0.867       1.006       23,847
                                                                          2011   0.919       0.867       26,055
                                                                          2010   0.799       0.919       26,075
                                                                          2009   0.686       0.799       26,096
                                                                          2008   1.096       0.686       26,119
                                                                          2007   1.075       1.096       60,849
                                                                          2006   1.001       1.075       15,260
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.817       1.981           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.538       1.613            --
                                                                        2006   1.454       1.538            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.867       2.085            --
                                                                        2013   1.415       1.867            --
                                                                        2012   1.268       1.415            --
                                                                        2011   1.287       1.268            --
                                                                        2010   1.163       1.287            --
                                                                        2009   0.992       1.163            --
                                                                        2008   1.610       0.992            --
                                                                        2007   1.599       1.610            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.297       1.364         2,606
                                                                        2013   1.332       1.297         2,217
                                                                        2012   1.261       1.332         2,221
                                                                        2011   1.206       1.261         2,226
                                                                        2010   1.134       1.206         2,231
                                                                        2009   1.055       1.134         2,236
                                                                        2008   1.113       1.055         2,241
                                                                        2007   1.067       1.113            --
                                                                        2006   1.028       1.067            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.597       1.709            --
                                                                        2013   1.210       1.597            --
                                                                        2012   1.076       1.210            --
                                                                        2011   1.202       1.076            --
                                                                        2010   1.020       1.202            --
                                                                        2009   0.811       1.020            --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.424       1.400       374,049
                                                                        2013   1.448       1.424        61,624
                                                                        2012   1.473       1.448        62,839
                                                                        2011   1.499       1.473        66,808
                                                                        2010   1.516       1.499        47,334
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.753       0.744            --
                                                                        2008   1.281       0.753            --
                                                                        2007   1.304       1.281            --
                                                                        2006   1.269       1.304            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.728       0.760            --
                                                                        2008   1.342       0.728            --
                                                                        2007   1.314       1.342            --
                                                                        2006   1.297       1.314            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.173       1.291            --
                                                                        2012   1.032       1.173         3,643
                                                                        2011   1.119       1.032         3,646
                                                                        2010   0.995       1.119         3,650
                                                                        2009   0.831       0.995         3,654
                                                                        2008   1.387       0.831         3,659
                                                                        2007   1.355       1.387            --
                                                                        2006   1.322       1.355            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.888       2.061            --
                                                                        2013   1.448       1.888            --
                                                                        2012   1.328       1.448            --
                                                                        2011   1.395       1.328            --
                                                                        2010   1.232       1.395            --
                                                                        2009   0.839       1.232            --
                                                                        2008   1.574       0.839            --
                                                                        2007   1.329       1.574            --
                                                                        2006   1.363       1.329            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.103       2.255            --
                                                                        2013   1.562       2.103            --
                                                                        2012   1.372       1.562            --
                                                                        2011   1.388       1.372            --
                                                                        2010   1.265       1.388            --
                                                                        2009   0.919       1.265            --
                                                                        2008   1.387       0.919            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.926       1.003            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2010   0.814       0.926           --
                                                                        2009   0.630       0.814           --
                                                                        2008   1.076       0.630           --
                                                                        2007   1.060       1.076           --
                                                                        2006   1.002       1.060           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.304       1.339        3,527
                                                                        2013   1.271       1.304           --
                                                                        2012   1.185       1.271           --
                                                                        2011   1.167       1.185           --
                                                                        2010   1.079       1.167           --
                                                                        2009   0.910       1.079           --
                                                                        2008   1.081       0.910           --
                                                                        2007   1.042       1.081           --
                                                                        2006   1.001       1.042           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.318       1.360           --
                                                                        2013   1.209       1.318           --
                                                                        2012   1.103       1.209           --
                                                                        2011   1.110       1.103           --
                                                                        2010   1.013       1.110           --
                                                                        2009   0.833       1.013           --
                                                                        2008   1.080       0.833           --
                                                                        2007   1.049       1.080           --
                                                                        2006   1.002       1.049           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.314       1.358           --
                                                                        2013   1.133       1.314        4,551
                                                                        2012   1.018       1.133        4,559
                                                                        2011   1.050       1.018        4,568
                                                                        2010   0.943       1.050        4,578
                                                                        2009   0.758       0.943        4,589
                                                                        2008   1.081       0.758        4,600
                                                                        2007   1.054       1.081           --
                                                                        2006   1.002       1.054           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.294       1.339           --
                                                                        2013   1.059       1.294           --
                                                                        2012   0.934       1.059           --
                                                                        2011   0.987       0.934           --
                                                                        2010   0.875       0.987           --
                                                                        2009   0.689       0.875           --
                                                                        2008   1.081       0.689           --
                                                                        2007   1.059       1.081           --
                                                                        2006   1.002       1.059           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   5.322       5.917           --
                                                                        2013   4.110       5.322           --
                                                                        2012   3.622       4.110           --
                                                                        2011   3.625       3.622           --
                                                                        2010   3.220       3.625           --
                                                                        2009   2.619       3.220           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.668       1.778        7,846
                                                                        2013   1.428       1.668       35,398
                                                                        2012   1.305       1.428       68,516
                                                                        2011   1.299       1.305       68,565
                                                                        2010   1.202       1.299       68,621
                                                                        2009   1.033       1.202       68,680
                                                                        2008   1.353       1.033       68,741
                                                                        2007   1.321       1.353       68,795
                                                                        2006   1.237       1.321       68,845
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.189       2.385           --
                                                                        2013   1.640       2.189           --
                                                                        2012   1.431       1.640           --
                                                                        2011   1.443       1.431           --
                                                                        2010   1.317       1.443           --
                                                                        2009   1.109       1.317           --
                                                                        2008   1.480       1.109           --
                                                                        2007   1.398       1.480       58,141
                                                                        2006   1.266       1.398       58,156
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.628       1.742           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.194
                                                                                           2012   1.023
                                                                                           2011   1.055
                                                                                           2010   0.919
                                                                                           2009   0.653
                                                                                           2008   1.146
                                                                                           2007   1.068
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.425
                                                                                           2013   1.438
                                                                                           2012   1.314
                                                                                           2011   1.297
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.611
                                                                                           2013   1.229
                                                                                           2012   1.110
                                                                                           2011   1.256
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.114
                                                                                           2006   1.126
                                                                                           2005   1.121
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.198
                                                                                           2008   1.163
                                                                                           2007   1.088
                                                                                           2006   1.066
                                                                                           2005   1.058
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.871
                                                                                           2006   1.490
                                                                                           2005   1.350
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.864
                                                                                           2006   1.617
                                                                                           2005   1.536
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.274
                                                                                           2005   1.192
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.258
                                                                                           2005   1.225
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.259
                                                                                           2005   1.178
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.077
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.030
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.064
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.037
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.039
                                                                                           2005   1.042
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.370
                                                                                           2005   1.243
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.288
                                                                                           2005   1.272
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.198
                                                                                           2005   1.184
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.172
                                                                                           2005   1.120



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.628           --
                                                                                           1.194           --
                                                                                           1.023           --
                                                                                           1.055           --
                                                                                           0.919           --
                                                                                           0.653           --
                                                                                           1.146           --
                                                                                           1.068           --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.475           --
                                                                                           1.425           --
                                                                                           1.438           --
                                                                                           1.314           --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.748        5,803
                                                                                           1.611        5,803
                                                                                           1.229       40,361
                                                                                           1.110       40,377
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.136           --
                                                                                           1.114           --
                                                                                           1.126           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.344           --
                                                                                           1.198           --
                                                                                           1.163       55,696
                                                                                           1.088       55,696
                                                                                           1.066       55,696
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.024           --
                                                                                           1.871           --
                                                                                           1.490           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.990           --
                                                                                           1.864       10,652
                                                                                           1.617       10,655
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.356           --
                                                                                           1.274           --
 Travelers Equity Income Subaccount (11/99)............................................... 1.322           --
                                                                                           1.258           --
 Travelers Large Cap Subaccount (11/99)................................................... 1.297           --
                                                                                           1.259           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.144           --
                                                                                           1.077           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.034           --
                                                                                           1.030           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.082           --
                                                                                           1.045           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.110           --
                                                                                           1.064           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.057           --
                                                                                           1.037           --
 Travelers Managed Income Subaccount (11/99).............................................. 1.028           --
                                                                                           1.039           --
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.454           --
                                                                                           1.370           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.363           --
                                                                                           1.288           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.237           --
                                                                                           1.198       68,901
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.266           --
                                                                                           1.172       58,172

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.422       1.632           --
                                                                          2005   1.320       1.422       27,034
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.285       1.363           --
                                                                          2005   1.233       1.285        5,809
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.117           --
                                                                          2005   1.000       1.061           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.201       1.213           --
                                                                          2005   1.179       1.201           --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.216       1.268           --
                                                                          2005   1.212       1.216           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.306           --
                                                                          2005   1.000       1.135           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.270           --
                                                                          2005   1.000       1.108           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.223       1.269           --
                                                                          2005   1.154       1.223           --







                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   0.889       0.445             --
                                                                         2007   0.774       0.889      1,041,877
                                                                         2006   0.766       0.774      1,012,027
                                                                         2005   0.722       0.766      1,132,121
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.145       1.196             --
                                                                         2005   1.115       1.145        209,343
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.740       0.722             --
                                                                         2005   0.656       0.740      1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.061       2.071      3,329,635
                                                                         2013   1.624       2.061      3,809,371
                                                                         2012   1.350       1.624      4,732,443
                                                                         2011   1.508       1.350      6,151,961
                                                                         2010   1.374       1.508      8,005,924
                                                                         2009   0.983       1.374      8,358,849
                                                                         2008   1.625       0.983      9,904,128
                                                                         2007   1.440       1.625     14,761,971
                                                                         2006   1.218       1.440     15,170,490
                                                                         2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.795       1.913      5,064,325
                                                                         2013   1.405       1.795      6,800,227
                                                                         2012   1.213       1.405      7,803,269
                                                                         2011   1.290       1.213      9,606,858
                                                                         2010   1.107       1.290     11,813,895
                                                                         2009   0.808       1.107     12,533,254
                                                                         2008   1.469       0.808     14,114,485
                                                                         2007   1.332       1.469     18,474,159
                                                                         2006   1.230       1.332     19,323,724
                                                                         2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.902       2.067      6,691,963

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.016       2.214        272,729
                                                                              2013   1.565       2.016        426,896
                                                                              2012   1.370       1.565        737,655
                                                                              2011   1.433       1.370        766,816
                                                                              2010   1.246       1.433        939,784
                                                                              2009   0.935       1.246      1,225,989
                                                                              2008   1.659       0.935      1,360,538
                                                                              2007   1.438       1.659      1,454,185
                                                                              2006   1.312       1.438      1,325,835
                                                                              2005   1.143       1.312      1,184,071
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.952       3.074        205,753
                                                                              2013   2.212       2.952        209,998
                                                                              2012   1.966       2.212        247,453
                                                                              2011   2.245       1.966        268,952
                                                                              2010   1.778       2.245        479,090
                                                                              2009   1.295       1.778        579,181
                                                                              2008   2.184       1.295        596,038
                                                                              2007   1.928       2.184        727,130
                                                                              2006   1.746       1.928        774,552
                                                                              2005   1.507       1.746        857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.575       1.618      1,344,908
                                                                              2013   1.407       1.575      1,621,149
                                                                              2012   1.272       1.407      1,816,526
                                                                              2011   1.265       1.272      1,899,427
                                                                              2010   1.143       1.265      1,890,757
                                                                              2009   0.858       1.143      1,644,705
                                                                              2008   1.242       0.858        535,237
                                                                              2007   1.219       1.242        735,853
                                                                              2006   1.050       1.219        386,247
                                                                              2005   1.000       1.050        260,652
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.244       1.447             --
                                                                              2005   1.146       1.244        520,428
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.372       1.448         57,850
                                                                              2013   1.011       1.372         65,466
                                                                              2012   0.928       1.011         66,373
                                                                              2011   0.993       0.928         84,037
                                                                              2010   0.792       0.993         96,314
                                                                              2009   0.562       0.792        171,154
                                                                              2008   0.995       0.562        232,730
                                                                              2007   0.911       0.995        323,785
                                                                              2006   0.853       0.911        248,376
                                                                              2005   0.829       0.853        252,551
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.523       3.203             --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.785       3.523       482,955
                                                                                   2006   2.214       2.785       415,073
                                                                                   2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.607       1.403       374,414
                                                                                   2013   1.331       1.607       507,549
                                                                                   2012   1.146       1.331       512,438
                                                                                   2011   1.306       1.146       636,429
                                                                                   2010   1.226       1.306       876,014
                                                                                   2009   0.911       1.226     1,145,503
                                                                                   2008   1.556       0.911     1,295,980
                                                                                   2007   1.372       1.556     1,835,935
                                                                                   2006   1.151       1.372     2,059,240
                                                                                   2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.249       1.494            --
                                                                                   2005   1.168       1.249        98,811
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   0.897       0.989        76,144
                                                                                   2013   0.692       0.897        89,615
                                                                                   2012   0.602       0.692        92,503
                                                                                   2011   0.624       0.602       107,795
                                                                                   2010   0.506       0.624       124,798
                                                                                   2009   0.357       0.506       291,789
                                                                                   2008   0.647       0.357       314,752
                                                                                   2007   0.541       0.647       481,515
                                                                                   2006   0.486       0.541       507,140
                                                                                   2005   0.442       0.486       483,295
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.536       1.720            --
                                                                                   2005   1.503       1.536       188,728
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.941       1.001            --
                                                                                   2006   0.893       0.941       212,210
                                                                                   2005   0.855       0.893       213,006
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.253       1.326            --
                                                                                   2009   1.056       1.253       318,122
                                                                                   2008   1.832       1.056       328,234
                                                                                   2007   1.778       1.832       363,116
                                                                                   2006   1.571       1.778       365,442
                                                                                   2005   1.502       1.571       448,146
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.315       2.738     1,545,136
                                                                                   2013   1.595       2.315     1,731,058
                                                                                   2012   1.368       1.595     1,760,309
                                                                                   2011   1.359       1.368     2,113,637
                                                                                   2010   1.107       1.359     3,443,629
                                                                                   2009   0.838       1.107     4,057,265
                                                                                   2008   1.431       0.838     4,501,693
                                                                                   2007   1.436       1.431     5,135,041
                                                                                   2006   1.344       1.436     6,842,567
                                                                                   2005   1.225       1.344     7,545,215
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.860       1.868            --
                                                                                   2013   1.433       1.860     2,547,444
                                                                                   2012   1.269       1.433     2,735,962
                                                                                   2011   1.377       1.269     3,112,214
                                                                                   2010   1.202       1.377     4,366,930
                                                                                   2009   0.946       1.202     4,903,108
                                                                                   2008   1.519       0.946     5,443,793
                                                                                   2007   1.528       1.519     6,644,107
                                                                                   2006   1.332       1.528     5,607,222
                                                                                   2005   1.294       1.332     6,351,200
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.696       1.849       878,431

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.180       1.257     2,788,257
                                                                                  2006   1.047       1.180     3,059,684
                                                                                  2005   1.022       1.047     3,225,048
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   1.136       1.118            --
                                                                                  2008   1.640       1.136       210,239
                                                                                  2007   1.643       1.640       211,669
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.433       1.513            --
                                                                                  2010   1.295       1.433       438,012
                                                                                  2009   0.940       1.295       528,524
                                                                                  2008   1.654       0.940       697,292
                                                                                  2007   1.654       1.654       812,549
                                                                                  2006   1.482       1.654     1,033,121
                                                                                  2005   1.434       1.482     1,126,194
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.875       0.950            --
                                                                                  2010   0.796       0.875       227,316
                                                                                  2009   0.664       0.796       247,980
                                                                                  2008   0.947       0.664       252,486
                                                                                  2007   0.906       0.947       284,921
                                                                                  2006   0.782       0.906       301,436
                                                                                  2005   0.798       0.782       370,785
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.290       1.440        71,141
                                                                                  2013   1.043       1.290        71,141
                                                                                  2012   0.930       1.043        71,141
                                                                                  2011   0.947       0.930       138,900
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.826       2.036       902,414
                                                                                  2013   1.479       1.826       954,102
                                                                                  2012   1.321       1.479       965,213
                                                                                  2011   1.248       1.321     1,067,917
                                                                                  2010   1.134       1.248     1,221,499
                                                                                  2009   0.941       1.134     1,474,075
                                                                                  2008   1.473       0.941     1,921,719
                                                                                  2007   1.424       1.473     2,530,804
                                                                                  2006   1.312       1.424     2,505,171
                                                                                  2005   1.281       1.312     2,299,812
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.442       1.614     1,016,758
                                                                                  2013   1.065       1.442     1,169,980
                                                                                  2012   0.901       1.065     1,211,574
                                                                                  2011   0.923       0.901     1,353,400
                                                                                  2010   0.856       0.923     1,702,128
                                                                                  2009   0.612       0.856     2,036,450
                                                                                  2008   0.994       0.612     2,420,091
                                                                                  2007   0.961       0.994     3,008,124
                                                                                  2006   0.936       0.961     3,469,631
                                                                                  2005   0.905       0.936     3,989,203
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.823       2.000       895,601
                                                                                  2013   1.402       1.823       855,081
                                                                                  2012   1.225       1.402       964,826
                                                                                  2011   1.189       1.225     1,153,663
                                                                                  2010   1.106       1.189     1,346,182
                                                                                  2009   0.904       1.106     1,519,990
                                                                                  2008   1.430       0.904     2,036,064
                                                                                  2007   1.401       1.430     2,333,864
                                                                                  2006   1.206       1.401       946,049
                                                                                  2005   1.153       1.206     1,115,732
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.497       2.652       334,681

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.851       2.497        382,848
                                                                                      2012   1.599       1.851        407,097
                                                                                      2011   1.694       1.599        443,207
                                                                                      2010   1.407       1.694        519,542
                                                                                      2009   1.054       1.407        677,164
                                                                                      2008   1.658       1.054        745,255
                                                                                      2007   1.575       1.658        899,310
                                                                                      2006   1.397       1.575      1,034,305
                                                                                      2005   1.313       1.397      1,111,412
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.813       2.875        188,337
                                                                                      2013   1.947       2.813        191,893
                                                                                      2012   1.660       1.947        251,983
                                                                                      2011   1.667       1.660        299,632
                                                                                      2010   1.356       1.667        498,855
                                                                                      2009   0.967       1.356        572,442
                                                                                      2008   1.661       0.967        635,706
                                                                                      2007   1.537       1.661        711,266
                                                                                      2006   1.388       1.537        592,814
                                                                                      2005   1.347       1.388        604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.620       0.603             --
                                                                                      2008   1.009       0.620        922,723
                                                                                      2007   0.980       1.009      1,032,421
                                                                                      2006   0.866       0.980      1,229,220
                                                                                      2005   0.846       0.866      1,303,137
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.592       1.619             --
                                                                                      2006   1.443       1.592        216,312
                                                                                      2005   1.419       1.443        230,777
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.972       0.959             --
                                                                                      2010   0.906       0.972          5,385
                                                                                      2009   0.786       0.906          5,385
                                                                                      2008   1.015       0.786          5,385
                                                                                      2007   1.020       1.015         23,201
                                                                                      2006   0.997       1.020         25,930
                                                                                      2005   0.992       0.997         14,322
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.380       1.407             --
                                                                                      2010   1.260       1.380        484,006
                                                                                      2009   1.075       1.260        531,343
                                                                                      2008   1.267       1.075        544,451
                                                                                      2007   1.265       1.267        810,237
                                                                                      2006   1.222       1.265      1,005,802
                                                                                      2005   1.214       1.222      1,078,926
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.875       1.835        419,917
                                                                                      2013   1.748       1.875        506,060
                                                                                      2012   1.510       1.748        546,302
                                                                                      2011   1.501       1.510        581,330
                                                                                      2010   1.310       1.501        807,748
                                                                                      2009   0.834       1.310        753,037
                                                                                      2008   1.213       0.834        824,852
                                                                                      2007   1.231       1.213      1,064,894
                                                                                      2006   1.130       1.231      1,181,242
                                                                                      2005   1.121       1.130      1,345,696
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.105       1.098             --
                                                                                      2009   1.122       1.105      7,872,747
                                                                                      2008   1.114       1.122     12,136,271
                                                                                      2007   1.081       1.114      3,870,246
                                                                                      2006   1.052       1.081      3,366,560
                                                                                      2005   1.042       1.052      2,128,447
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.524       1.598             --
                                                                                      2006   1.314       1.524      1,895,433
                                                                                      2005   1.286       1.314      2,164,713
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.245       1.328             --
                                                                                      2006   1.123       1.245        270,834
                                                                                      2005   1.090       1.123        242,937
Lord Abbett Series Fund, Inc.

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       324,188
                                                                          2005   1.373       1.393       307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       700,110
                                                                          2005   1.531       1.627       746,672
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       364,504
                                                                          2013   1.024       1.043       419,051
                                                                          2012   0.825       1.024       372,605
                                                                          2011   0.887       0.825       346,920
                                                                          2010   0.777       0.887       385,198
                                                                          2009   0.585       0.777       369,314
                                                                          2008   1.020       0.585       502,619
                                                                          2007   1.218       1.020       566,490
                                                                          2006   1.003       1.218       627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.035       1.078            --
                                                                          2013   0.816       1.035       344,642
                                                                          2012   0.677       0.816       286,388
                                                                          2011   0.744       0.677       303,541
                                                                          2010   0.690       0.744       358,293
                                                                          2009   0.491       0.690       581,308
                                                                          2008   0.859       0.491       644,062
                                                                          2007   0.671       0.859       631,493
                                                                          2006   0.655       0.671       386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.560       1.447       319,543
                                                                          2013   1.214       1.560       325,080
                                                                          2012   0.955       1.214       284,269
                                                                          2011   1.130       0.955       319,098
                                                                          2010   0.986       1.130       416,192
                                                                          2009   0.646       0.986       506,819
                                                                          2008   1.109       0.646       563,404
                                                                          2007   1.139       1.109       698,065
                                                                          2006   1.035       1.139       573,755
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.329       1.431       371,084
                                                                          2013   1.038       1.329       417,536
                                                                          2012   0.922       1.038       422,174
                                                                          2011   0.974       0.922       375,963
                                                                          2010   0.790       0.974       404,536
                                                                          2009   0.636       0.790       841,338
                                                                          2008   1.058       0.636       973,382
                                                                          2007   1.071       1.058     1,093,984
                                                                          2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.186       2.323         5,095
                                                                          2013   1.584       2.186         6,245
                                                                          2012   1.361       1.584         3,780
                                                                          2011   1.397       1.361        29,198
                                                                          2010   1.125       1.397        29,204
                                                                          2009   0.853       1.125        61,008
                                                                          2008   1.415       0.853         9,566
                                                                          2007   1.294       1.415        16,629
                                                                          2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.884       1.937        15,592
                                                                          2013   1.440       1.884        15,592
                                                                          2012   1.268       1.440        13,235
                                                                          2011   1.436       1.268        13,237
                                                                          2010   1.223       1.436        24,148
                                                                          2009   0.965       1.223        69,316
                                                                          2008   1.314       0.965       135,692
                                                                          2007   1.351       1.314       156,252
                                                                          2006   1.269       1.351        90,298
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.594       0.564            --
                                                                          2008   1.055       0.594       121,428
                                                                          2007   0.960       1.055       132,352
                                                                          2006   0.973       0.960       174,184
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.621       1.621            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.527       1.621            --
                                                                               2012   1.272       1.527       247,083
                                                                               2011   1.390       1.272       281,736
                                                                               2010   1.331       1.390       314,325
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.240       1.279        55,467
                                                                               2013   0.974       1.240        54,940
                                                                               2012   0.850       0.974        28,205
                                                                               2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.329       1.328       376,375
                                                                               2013   1.022       1.329       389,476
                                                                               2012   0.882       1.022       427,655
                                                                               2011   0.986       0.882       558,276
                                                                               2010   0.838       0.986       670,065
                                                                               2009   0.674       0.838       796,549
                                                                               2008   0.979       0.674       848,317
                                                                               2007   1.027       0.979       938,230
                                                                               2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.573       2.362       211,406
                                                                               2013   2.757       2.573       231,461
                                                                               2012   2.361       2.757       250,677
                                                                               2011   2.957       2.361       274,616
                                                                               2010   2.435       2.957       325,595
                                                                               2009   1.467       2.435       343,576
                                                                               2008   3.208       1.467       267,117
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
                                                                               2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.426       1.445       394,121
                                                                               2013   1.596       1.426       525,715
                                                                               2012   1.486       1.596       764,365
                                                                               2011   1.357       1.486       827,350
                                                                               2010   1.279       1.357     1,032,327
                                                                               2009   1.101       1.279     1,073,849
                                                                               2008   1.200       1.101       950,841
                                                                               2007   1.135       1.200       598,799
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.974       2.155        83,222
                                                                               2013   1.510       1.974        92,454
                                                                               2012   1.391       1.510        83,395
                                                                               2011   1.483       1.391        82,142
                                                                               2010   1.300       1.483       136,860
                                                                               2009   1.068       1.300       241,072
                                                                               2008   1.619       1.068         3,861
                                                                               2007   1.570       1.619         4,709
                                                                               2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.173       1.294            --
                                                                               2006   1.116       1.173         6,324

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.112       2.169       680,831
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
                                                                          2006   1.388       1.435       179,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.313       1.460       353,365
                                                                          2013   0.999       1.313       432,650
                                                                          2012   0.862       0.999       436,204
                                                                          2011   0.915       0.862       463,076
                                                                          2010   0.796       0.915       620,347
                                                                          2009   0.684       0.796       681,277
                                                                          2008   1.094       0.684       846,903
                                                                          2007   1.074       1.094     1,049,874
                                                                          2006   1.001       1.074     1,018,696
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   0.988       1.035            --
                                                                          2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.191       1.329       298,032
                                                                          2013   0.904       1.191       347,413
                                                                          2012   0.811       0.904       411,980
                                                                          2011   0.824       0.811       449,174
                                                                          2010   0.745       0.824       613,269
                                                                          2009   0.636       0.745       907,154
                                                                          2008   1.033       0.636       852,005
                                                                          2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.478       1.553       314,341
                                                                          2013   1.519       1.478       355,593
                                                                          2012   1.441       1.519       371,769
                                                                          2011   1.378       1.441       381,350
                                                                          2010   1.297       1.378       574,484
                                                                          2009   1.208       1.297       561,066
                                                                          2008   1.276       1.208       694,292
                                                                          2007   1.224       1.276       896,033
                                                                          2006   1.181       1.224       909,537
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.002       0.984     1,425,711
                                                                          2013   1.020       1.002     2,419,719
                                                                          2012   1.039       1.020     3,404,050
                                                                          2011   1.057       1.039     4,580,648
                                                                          2010   1.070       1.057     4,227,165
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.424       0.419            --
                                                                          2008   0.723       0.424       460,070
                                                                          2007   0.737       0.723       486,918
                                                                          2006   0.718       0.737       161,739
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.460       0.480            --
                                                                          2008   0.849       0.460     1,057,641
                                                                          2007   0.832       0.849     1,317,625
                                                                          2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.273            --
                                                                          2012   1.019       1.157       253,269
                                                                          2011   1.107       1.019       290,991
                                                                          2010   0.985       1.107       382,764
                                                                          2009   0.824       0.985       533,193
                                                                          2008   1.375       0.824       590,695
                                                                          2007   1.345       1.375       755,426
                                                                          2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   0.818       0.893       365,354

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   0.628       0.818        415,398
                                                                       2012   0.577       0.628        443,942
                                                                       2011   0.607       0.577        488,692
                                                                       2010   0.536       0.607        571,866
                                                                       2009   0.366       0.536        736,319
                                                                       2008   0.686       0.366        864,473
                                                                       2007   0.580       0.686      1,013,548
                                                                       2006   0.595       0.580      1,083,760
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   1.281       1.372        318,185
                                                                       2013   0.952       1.281        378,345
                                                                       2012   0.837       0.952        403,236
                                                                       2011   0.848       0.837        445,343
                                                                       2010   0.774       0.848        750,686
                                                                       2009   0.563       0.774        818,103
                                                                       2008   0.850       0.563        881,884
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998             --
                                                                       2010   0.811       0.922        145,659
                                                                       2009   0.628       0.811        121,020
                                                                       2008   1.074       0.628         14,940
                                                                       2007   1.059       1.074         50,324
                                                                       2006   1.002       1.059         59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327        128,015
                                                                       2013   1.263       1.294        166,203
                                                                       2012   1.178       1.263        354,412
                                                                       2011   1.161       1.178        151,715
                                                                       2010   1.075       1.161        130,170
                                                                       2009   0.908       1.075        136,767
                                                                       2008   1.080       0.908        107,000
                                                                       2007   1.041       1.080        128,604
                                                                       2006   1.001       1.041             --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348        107,359
                                                                       2013   1.201       1.308        117,042
                                                                       2012   1.097       1.201        335,706
                                                                       2011   1.105       1.097        710,030
                                                                       2010   1.009       1.105        843,380
                                                                       2009   0.831       1.009        900,683
                                                                       2008   1.079       0.831        221,749
                                                                       2007   1.048       1.079        450,376
                                                                       2006   1.002       1.048        116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346        948,787
                                                                       2013   1.126       1.304      1,078,022
                                                                       2012   1.012       1.126      1,089,285
                                                                       2011   1.045       1.012      1,259,247
                                                                       2010   0.940       1.045      1,198,334
                                                                       2009   0.756       0.940      1,218,224
                                                                       2008   1.079       0.756      1,178,671
                                                                       2007   1.053       1.079      2,094,626
                                                                       2006   1.002       1.053      1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327        445,116
                                                                       2013   1.052       1.284        444,558
                                                                       2012   0.928       1.052        424,905
                                                                       2011   0.982       0.928        453,283
                                                                       2010   0.872       0.982        406,162
                                                                       2009   0.688       0.872        452,880
                                                                       2008   1.079       0.688        390,387
                                                                       2007   1.058       1.079        390,395
                                                                       2006   1.002       1.058        643,333
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.841       1.960      4,493,268
                                                                       2013   1.578       1.841      5,454,630
                                                                       2012   1.443       1.578      6,525,554
                                                                       2011   1.438       1.443      7,347,226
                                                                       2010   1.332       1.438      9,026,145
                                                                       2009   1.146       1.332      9,491,992
                                                                       2008   1.502       1.146      9,827,561
                                                                       2007   1.468       1.502     11,715,396
                                                                       2006   1.375       1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.155       2.346             --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.617
                                                                                           2012   1.411
                                                                                           2011   1.425
                                                                                           2010   1.302
                                                                                           2009   1.097
                                                                                           2008   1.474
                                                                                           2007   1.395
                                                                                           2006   1.264
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.616
                                                                                           2013   1.186
                                                                                           2012   1.017
                                                                                           2011   1.050
                                                                                           2010   0.916
                                                                                           2009   0.652
                                                                                           2008   1.144
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.543
                                                                                           2013   1.558
                                                                                           2012   1.425
                                                                                           2011   1.408
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.931
                                                                                           2013   1.475
                                                                                           2012   1.333
                                                                                           2011   1.510
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.121
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.349
                                                                                           2008   1.310
                                                                                           2007   1.227
                                                                                           2006   1.203
                                                                                           2005   1.195
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.377
                                                                                           2006   1.098
                                                                                           2005   0.996
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.923
                                                                                           2006   1.669
                                                                                           2005   1.588
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   0.914
                                                                                           2005   0.856
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.250
                                                                                           2005   1.218
 Travelers Large Cap Subaccount (11/99)................................................... 2006   0.798
                                                                                           2005   0.747
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.076
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.029
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.045
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.036
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.193
                                                                                           2005   1.198
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   0.881



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.155            --
                                                                                           1.617            --
                                                                                           1.411            --
                                                                                           1.425            --
                                                                                           1.302            --
                                                                                           1.097            --
                                                                                           1.474       655,898
                                                                                           1.395       561,634
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.727       242,936
                                                                                           1.616       296,209
                                                                                           1.186       352,507
                                                                                           1.017       397,828
                                                                                           1.050       591,959
                                                                                           0.916       696,673
                                                                                           0.652       795,275
                                                                                           1.144     1,031,603
                                                                                           1.067     1,100,035
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.595       403,228
                                                                                           1.543       421,956
                                                                                           1.558       434,474
                                                                                           1.425       445,520
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.093       212,753
                                                                                           1.931       213,369
                                                                                           1.475       379,592
                                                                                           1.333       428,655
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       607,213
                                                                                           1.121       584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.393            --
                                                                                           1.349     3,478,390
                                                                                           1.310     3,699,723
                                                                                           1.227     3,985,351
                                                                                           1.203     4,221,279
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.490            --
                                                                                           1.377       212,109
                                                                                           1.098       158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.052            --
                                                                                           1.923       425,127
                                                                                           1.669       471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 0.973            --
                                                                                           0.914       182,430
 Travelers Equity Income Subaccount (11/99)............................................... 1.313            --
                                                                                           1.250       995,006
 Travelers Large Cap Subaccount (11/99)................................................... 0.822            --
                                                                                           0.798       781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.143            --
                                                                                           1.076        44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.033            --
                                                                                           1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.081            --
                                                                                           1.045       219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.109            --
                                                                                           1.063       467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.056            --
                                                                                           1.036       110,884
 Travelers Managed Income Subaccount (11/99).............................................. 1.181            --
                                                                                           1.193     1,038,118
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 0.934            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   0.563       0.595             --
                                                                          2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.333       1.375             --
                                                                          2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.170       1.264             --
                                                                          2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   0.902       1.035             --
                                                                          2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.379       1.462             --
                                                                          2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.061       1.116             --
                                                                          2005   1.000       1.061          2,137
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.375       1.388             --
                                                                          2005   1.350       1.375        138,929
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   0.725       0.756             --
                                                                          2005   0.724       0.725      1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305             --
                                                                          2005   1.000       1.134             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269             --
                                                                          2005   1.000       1.107          9,121
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   0.692       0.718             --
                                                                          2005   0.653       0.692        142,322







                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.441       0.722            --
                                                                         2007   1.255       1.441         4,474
                                                                         2006   1.243       1.255        27,729
                                                                         2005   1.173       1.243        27,732
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.257       1.313            --
                                                                         2005   1.224       1.257        85,963
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.312       1.279            --
                                                                         2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.499       2.510        78,160
                                                                         2013   1.971       2.499        91,705
                                                                         2012   1.638       1.971       164,491
                                                                         2011   1.832       1.638       170,582
                                                                         2010   1.670       1.832       228,142
                                                                         2009   1.195       1.670       227,881
                                                                         2008   1.976       1.195       196,025
                                                                         2007   1.753       1.976       322,640
                                                                         2006   1.483       1.753       396,878
                                                                         2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.105       2.243        67,236

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.648       2.105       175,341
                                                                              2012   1.425       1.648       280,801
                                                                              2011   1.516       1.425       294,277
                                                                              2010   1.301       1.516       311,824
                                                                              2009   0.951       1.301       328,613
                                                                              2008   1.729       0.951       360,971
                                                                              2007   1.568       1.729       501,271
                                                                              2006   1.449       1.568       615,511
                                                                              2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.887       2.049       216,736
                                                                              2013   1.440       1.887       396,547
                                                                              2012   1.248       1.440       478,951
                                                                              2011   1.295       1.248       524,662
                                                                              2010   1.184       1.295       694,442
                                                                              2009   0.919       1.184       736,770
                                                                              2008   1.507       0.919       805,816
                                                                              2007   1.461       1.507     1,935,341
                                                                              2006   1.292       1.461     2,097,027
                                                                              2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.560       1.542            --
                                                                              2005   1.344       1.560        69,179
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.552       2.021            --
                                                                              2005   1.475       1.552       129,943
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.302       1.415            --
                                                                              2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.299       1.447            --
                                                                              2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.271       2.493        18,313
                                                                              2013   1.764       2.271        70,878
                                                                              2012   1.545       1.764        90,760
                                                                              2011   1.616       1.545        93,494
                                                                              2010   1.406       1.616       107,554
                                                                              2009   1.056       1.406       102,403
                                                                              2008   1.874       1.056       115,571
                                                                              2007   1.625       1.874       172,925
                                                                              2006   1.483       1.625       178,089
                                                                              2005   1.293       1.483       166,938
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.862       2.979        26,860
                                                                              2013   2.145       2.862        60,692
                                                                              2012   1.908       2.145        80,263
                                                                              2011   2.180       1.908        75,864
                                                                              2010   1.727       2.180        92,913
                                                                              2009   1.259       1.727        98,387
                                                                              2008   2.124       1.259       124,459
                                                                              2007   1.876       2.124       235,956
                                                                              2006   1.700       1.876       243,628
                                                                              2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.568       1.610        16,221
                                                                              2013   1.402       1.568       137,004
                                                                              2012   1.268       1.402       109,834
                                                                              2011   1.261       1.268       113,916
                                                                              2010   1.140       1.261       119,159
                                                                              2009   0.857       1.140       107,366
                                                                              2008   1.240       0.857        59,634
                                                                              2007   1.218       1.240        83,538
                                                                              2006   1.049       1.218        50,686
                                                                              2005   1.000       1.049        10,523
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.342       1.560            --
                                                                              2005   1.236       1.342       258,171
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.151       2.270        24,220

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.586       2.151        12,593
                                                                                   2012   1.458       1.586        22,374
                                                                                   2011   1.560       1.458        23,065
                                                                                   2010   1.245       1.560        23,789
                                                                                   2009   0.884       1.245        24,110
                                                                                   2008   1.565       0.884        25,006
                                                                                   2007   1.434       1.565        26,045
                                                                                   2006   1.344       1.434        28,317
                                                                                   2005   1.306       1.344        28,324
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.077       2.797            --
                                                                                   2007   2.434       3.077       192,608
                                                                                   2006   1.936       2.434       188,869
                                                                                   2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.060       1.797        34,462
                                                                                   2013   1.707       2.060        43,238
                                                                                   2012   1.471       1.707        63,458
                                                                                   2011   1.676       1.471        66,097
                                                                                   2010   1.575       1.676        67,390
                                                                                   2009   1.171       1.575        84,431
                                                                                   2008   2.001       1.171        98,471
                                                                                   2007   1.765       2.001       120,426
                                                                                   2006   1.481       1.765       154,849
                                                                                   2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.415       1.692            --
                                                                                   2005   1.324       1.415        86,958
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.734       3.012            --
                                                                                   2013   2.109       2.734            --
                                                                                   2012   1.837       2.109            --
                                                                                   2011   1.902       1.837            --
                                                                                   2010   1.544       1.902            --
                                                                                   2009   1.089       1.544            --
                                                                                   2008   1.976       1.089            --
                                                                                   2007   1.653       1.976            --
                                                                                   2006   1.486       1.653            --
                                                                                   2005   1.351       1.486            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.352       1.514            --
                                                                                   2005   1.324       1.352        18,870
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.280       1.361            --
                                                                                   2006   1.214       1.280        22,995
                                                                                   2005   1.164       1.214        22,997
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.028       1.088            --
                                                                                   2009   0.867       1.028       163,599
                                                                                   2008   1.504       0.867       167,784
                                                                                   2007   1.461       1.504       472,646
                                                                                   2006   1.292       1.461       536,160
                                                                                   2005   1.235       1.292       497,239
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.308       2.728        77,438
                                                                                   2013   1.591       2.308        90,275
                                                                                   2012   1.365       1.591       157,067
                                                                                   2011   1.357       1.365       159,513
                                                                                   2010   1.106       1.357       184,261
                                                                                   2009   0.837       1.106       189,411
                                                                                   2008   1.431       0.837       201,877
                                                                                   2007   1.436       1.431       214,020
                                                                                   2006   1.345       1.436       241,614
                                                                                   2005   1.227       1.345       261,476
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.778       1.786            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.370       1.778        48,966
                                                                                  2012   1.214       1.370       127,448
                                                                                  2011   1.318       1.214       140,996
                                                                                  2010   1.152       1.318       158,921
                                                                                  2009   0.907       1.152       171,979
                                                                                  2008   1.457       0.907       190,799
                                                                                  2007   1.466       1.457       209,031
                                                                                  2006   1.278       1.466       267,488
                                                                                  2005   1.243       1.278       273,881
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.977       2.154        72,735
                                                                                  2013   1.549       1.977        66,211
                                                                                  2012   1.361       1.549       123,599
                                                                                  2011   1.351       1.361       123,820
                                                                                  2010   1.222       1.351       137,290
                                                                                  2009   1.020       1.222       139,786
                                                                                  2008   1.469       1.020       124,017
                                                                                  2007   1.381       1.469       126,442
                                                                                  2006   1.225       1.381       129,968
                                                                                  2005   1.197       1.225       129,446
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.941       0.925            --
                                                                                  2008   1.358       0.941        21,645
                                                                                  2007   1.361       1.358        23,821
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.179       1.244            --
                                                                                  2010   1.066       1.179       367,392
                                                                                  2009   0.774       1.066       369,801
                                                                                  2008   1.363       0.774       370,029
                                                                                  2007   1.363       1.363       724,108
                                                                                  2006   1.222       1.363       772,407
                                                                                  2005   1.183       1.222       807,879
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.224       1.329            --
                                                                                  2010   1.114       1.224        25,946
                                                                                  2009   0.930       1.114        25,686
                                                                                  2008   1.326       0.930        28,973
                                                                                  2007   1.269       1.326        30,735
                                                                                  2006   1.096       1.269        35,893
                                                                                  2005   1.119       1.096        34,917
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.801       2.009        11,324
                                                                                  2013   1.457       1.801        12,502
                                                                                  2012   1.300       1.457        13,757
                                                                                  2011   1.324       1.300        15,216
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.594       1.776        25,670
                                                                                  2013   1.292       1.594        69,505
                                                                                  2012   1.154       1.292        28,974
                                                                                  2011   1.091       1.154        28,995
                                                                                  2010   0.992       1.091        29,019
                                                                                  2009   0.824       0.992        79,818
                                                                                  2008   1.290       0.824        79,882
                                                                                  2007   1.247       1.290        88,806
                                                                                  2006   1.150       1.247        88,855
                                                                                  2005   1.124       1.150        88,909
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.827       2.045        22,337
                                                                                  2013   1.350       1.827        22,343
                                                                                  2012   1.143       1.350        29,883
                                                                                  2011   1.172       1.143        29,904
                                                                                  2010   1.087       1.172        29,928
                                                                                  2009   0.778       1.087        29,954
                                                                                  2008   1.263       0.778        29,981
                                                                                  2007   1.222       1.263        30,004
                                                                                  2006   1.190       1.222        30,024
                                                                                  2005   1.152       1.190        28,787
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.957       2.146         8,287

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.506       1.957         8,287
                                                                                      2012   1.317       1.506        11,673
                                                                                      2011   1.278       1.317        11,682
                                                                                      2010   1.190       1.278        11,693
                                                                                      2009   0.973       1.190        11,883
                                                                                      2008   1.540       0.973        21,506
                                                                                      2007   1.510       1.540        21,521
                                                                                      2006   1.301       1.510        22,513
                                                                                      2005   1.244       1.301        23,614
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.379       2.525        20,715
                                                                                      2013   1.764       2.379        21,858
                                                                                      2012   1.524       1.764        54,726
                                                                                      2011   1.616       1.524        56,662
                                                                                      2010   1.343       1.616        58,843
                                                                                      2009   1.007       1.343        60,067
                                                                                      2008   1.584       1.007        65,594
                                                                                      2007   1.506       1.584        68,656
                                                                                      2006   1.336       1.506        74,121
                                                                                      2005   1.257       1.336        74,707
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.907       2.970        34,045
                                                                                      2013   2.014       2.907        34,158
                                                                                      2012   1.718       2.014        35,581
                                                                                      2011   1.726       1.718        36,023
                                                                                      2010   1.404       1.726        53,322
                                                                                      2009   1.002       1.404        55,440
                                                                                      2008   1.722       1.002        66,582
                                                                                      2007   1.594       1.722        70,817
                                                                                      2006   1.440       1.594        54,439
                                                                                      2005   1.399       1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.894       0.870            --
                                                                                      2008   1.458       0.894       138,010
                                                                                      2007   1.415       1.458       148,013
                                                                                      2006   1.252       1.415       193,468
                                                                                      2005   1.224       1.252       193,468
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.319       1.341            --
                                                                                      2006   1.197       1.319        24,346
                                                                                      2005   1.177       1.197        24,242
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.968       0.956            --
                                                                                      2010   0.903       0.968            --
                                                                                      2009   0.784       0.903        10,692
                                                                                      2008   1.013       0.784        10,692
                                                                                      2007   1.018       1.013        10,692
                                                                                      2006   0.996       1.018        10,692
                                                                                      2005   0.991       0.996        10,692
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.258       1.281            --
                                                                                      2010   1.149       1.258        10,633
                                                                                      2009   0.981       1.149        10,938
                                                                                      2008   1.156       0.981        25,633
                                                                                      2007   1.155       1.156        32,785
                                                                                      2006   1.116       1.155        33,183
                                                                                      2005   1.109       1.116        32,134
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.989       1.947         2,814
                                                                                      2013   1.856       1.989        98,826
                                                                                      2012   1.604       1.856        31,330
                                                                                      2011   1.595       1.604        22,133
                                                                                      2010   1.394       1.595        50,038
                                                                                      2009   0.888       1.394        27,120
                                                                                      2008   1.291       0.888        27,723
                                                                                      2007   1.312       1.291        29,834
                                                                                      2006   1.204       1.312        55,585
                                                                                      2005   1.195       1.204        60,359
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.042       1.036            --
                                                                                      2009   1.060       1.042        25,686
                                                                                      2008   1.052       1.060       331,701
                                                                                      2007   1.021       1.052       140,649
                                                                                      2006   0.994       1.021       155,864
                                                                                      2005   0.985       0.994        81,623

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.475       1.546            --
                                                                          2006   1.272       1.475        10,131
                                                                          2005   1.245       1.272        10,131
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.600       1.707            --
                                                                          2006   1.444       1.600        18,293
                                                                          2005   1.402       1.444        17,576
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617
                                                                          2013   1.900       2.440        48,819
                                                                          2012   1.495       1.900        67,547
                                                                          2011   1.771       1.495        70,438
                                                                          2010   1.546       1.771        68,939
                                                                          2009   1.013       1.546        70,829
                                                                          2008   1.741       1.013        76,457
                                                                          2007   1.789       1.741        86,934
                                                                          2006   1.626       1.789        87,440
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.324       1.425        64,186
                                                                          2013   1.035       1.324       142,323
                                                                          2012   0.919       1.035       174,531
                                                                          2011   0.972       0.919       180,527
                                                                          2010   0.789       0.972       197,887
                                                                          2009   0.635       0.789       205,212
                                                                          2008   1.057       0.635       324,370
                                                                          2007   1.070       1.057       523,815
                                                                          2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.177       2.311            --
                                                                          2013   1.578       2.177            --
                                                                          2012   1.356       1.578            --
                                                                          2011   1.393       1.356            --
                                                                          2010   1.122       1.393            --
                                                                          2009   0.852       1.122            --
                                                                          2008   1.413       0.852        14,217
                                                                          2007   1.292       1.413            --
                                                                          2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.876       1.928         2,473

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.328       1.328            --
                                                                               2013   1.251       1.328            --
                                                                               2012   1.043       1.251       164,393
                                                                               2011   1.140       1.043       164,162
                                                                               2010   1.092       1.140       164,041
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.241       2.056        15,576
                                                                               2013   2.402       2.241        16,236
                                                                               2012   2.058       2.402        16,916
                                                                               2011   2.579       2.058        39,624
                                                                               2010   2.125       2.579        21,688
                                                                               2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --
                                                                               2013   1.685       1.972            --
                                                                               2012   1.471       1.685            --
                                                                               2011   1.678       1.471            --
                                                                               2010   1.534       1.678            --
                                                                               2009   1.188       1.534        20,374
                                                                               2008   2.099       1.188            --
                                                                               2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.066       1.154            --
                                                                               2012   1.031       1.066            --
                                                                               2011   1.109       1.031            --
                                                                               2010   0.919       1.109            --
                                                                               2009   0.685       0.919            --
                                                                               2008   1.131       0.685            --
                                                                               2007   1.278       1.131            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.331       1.335       266,709
                                                                               2013   1.067       1.331       294,444
                                                                               2012   0.897       1.067       125,810
                                                                               2011   0.998       0.897       130,285
                                                                               2010   0.877       0.998       135,170
                                                                               2009   0.639       0.877       141,268
                                                                               2008   1.095       0.639       145,760
                                                                               2007   1.049       1.095       153,330
                                                                               2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.422       1.440        65,281

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.308       1.454       121,632
                                                                          2013   0.996       1.308       216,428
                                                                          2012   0.860       0.996       320,488
                                                                          2011   0.912       0.860       328,696
                                                                          2010   0.794       0.912       350,872
                                                                          2009   0.683       0.794       354,090
                                                                          2008   1.093       0.683       426,488
                                                                          2007   1.074       1.093       503,447
                                                                          2006   1.001       1.074       403,250
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.531       1.604            --
                                                                          2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.838       2.050            --
                                                                          2013   1.395       1.838            --
                                                                          2012   1.252       1.395            --
                                                                          2011   1.273       1.252            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.985       1.152            --
                                                                          2008   1.600       0.985            --
                                                                          2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.277       1.341        45,996
                                                                          2013   1.313       1.277       216,024
                                                                          2012   1.246       1.313       112,219
                                                                          2011   1.193       1.246       114,605
                                                                          2010   1.123       1.193       117,672
                                                                          2009   1.047       1.123       120,235
                                                                          2008   1.106       1.047        97,992
                                                                          2007   1.061       1.106       102,230
                                                                          2006   1.024       1.061       105,475
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.402       1.376            --
                                                                          2013   1.428       1.402            --
                                                                          2012   1.455       1.428            --
                                                                          2011   1.482       1.455        38,113
                                                                          2010   1.500       1.482        24,061
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.297       1.273         2,784
                                                                          2006   1.264       1.297         2,902

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Large Cap Subaccount (Class A) (4/06)......................... 2009   0.722       0.753            --
                                                                       2008   1.334       0.722            --
                                                                       2007   1.307       1.334            --
                                                                       2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)..................... 2013   1.157       1.272            --
                                                                       2012   1.019       1.157        45,386
                                                                       2011   1.107       1.019        46,984
                                                                       2010   0.985       1.107        49,178
                                                                       2009   0.825       0.985        51,008
                                                                       2008   1.377       0.825        51,630
                                                                       2007   1.348       1.377        57,807
                                                                       2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   1.859       2.026            --
                                                                       2013   1.427       1.859            --
                                                                       2012   1.312       1.427            --
                                                                       2011   1.379       1.312            --
                                                                       2010   1.220       1.379            --
                                                                       2009   0.833       1.220            --
                                                                       2008   1.563       0.833            --
                                                                       2007   1.323       1.563            --
                                                                       2006   1.357       1.323            --
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.071       2.217         4,453
                                                                       2013   1.540       2.071         4,455
                                                                       2012   1.355       1.540         4,457
                                                                       2011   1.373       1.355         4,460
                                                                       2010   1.253       1.373         4,463
                                                                       2009   0.912       1.253         4,467
                                                                       2008   1.377       0.912         4,471
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.048
                                                                                           2012   0.926
                                                                                           2011   0.980
                                                                                           2010   0.870
                                                                                           2009   0.687
                                                                                           2008   1.078
                                                                                           2007   1.058
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.642
                                                                                           2013   1.409
                                                                                           2012   1.289
                                                                                           2011   1.284
                                                                                           2010   1.191
                                                                                           2009   1.025
                                                                                           2008   1.344
                                                                                           2007   1.314
                                                                                           2006   1.231
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.139
                                                                                           2013   1.605
                                                                                           2012   1.402
                                                                                           2011   1.416
                                                                                           2010   1.295
                                                                                           2009   1.091
                                                                                           2008   1.472
                                                                                           2007   1.393
                                                                                           2006   1.262
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.610
                                                                                           2013   1.182
                                                                                           2012   1.014
                                                                                           2011   1.047
                                                                                           2010   0.914
                                                                                           2009   0.651
                                                                                           2008   1.143
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.403
                                                                                           2013   1.418
                                                                                           2012   1.298
                                                                                           2011   1.282
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.586
                                                                                           2013   1.212
                                                                                           2012   1.096
                                                                                           2011   1.241
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.109
                                                                                           2006   1.122
                                                                                           2005   1.119
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.189
                                                                                           2008   1.156
                                                                                           2007   1.082
                                                                                           2006   1.062
                                                                                           2005   1.056
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.861
                                                                                           2006   1.484
                                                                                           2005   1.348
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.855
                                                                                           2006   1.611
                                                                                           2005   1.533
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.270
                                                                                           2005   1.189
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.254
                                                                                           2005   1.223
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.254



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.279       107,948
                                                                                           1.048       239,978
                                                                                           0.926        56,531
                                                                                           0.980       563,194
                                                                                           0.870       563,253
                                                                                           0.687       563,315
                                                                                           1.078       492,221
                                                                                           1.058       449,736
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.748       146,200
                                                                                           1.642       198,898
                                                                                           1.409       227,419
                                                                                           1.289       242,128
                                                                                           1.284       258,735
                                                                                           1.191       287,576
                                                                                           1.025       314,857
                                                                                           1.344       352,243
                                                                                           1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.327            --
                                                                                           2.139            --
                                                                                           1.605            --
                                                                                           1.402            --
                                                                                           1.416            --
                                                                                           1.295            --
                                                                                           1.091            --
                                                                                           1.472       116,052
                                                                                           1.393        99,473
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.720        11,612
                                                                                           1.610        12,004
                                                                                           1.182        11,173
                                                                                           1.014        12,125
                                                                                           1.047        12,262
                                                                                           0.914        12,362
                                                                                           0.651        12,086
                                                                                           1.143        52,036
                                                                                           1.067        12,421
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.450            --
                                                                                           1.403         4,376
                                                                                           1.418         3,718
                                                                                           1.298         3,639
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.718       225,865
                                                                                           1.586       341,499
                                                                                           1.212       356,355
                                                                                           1.096       361,965
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.130            --
                                                                                           1.109       128,903
                                                                                           1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.227            --
                                                                                           1.189     1,070,964
                                                                                           1.156       355,704
                                                                                           1.082       381,793
                                                                                           1.062       349,936
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.013            --
                                                                                           1.861            --
                                                                                           1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.979            --
                                                                                           1.855       173,408
                                                                                           1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.351            --
                                                                                           1.270       152,266
 Travelers Equity Income Subaccount (11/99)............................................... 1.316            --
                                                                                           1.254        39,678
 Travelers Large Cap Subaccount (11/99)................................................... 1.292            --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.176       1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143            --
                                                                                     2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.081            --
                                                                                     2005   1.000       1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036        26,298
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.035       1.024            --
                                                                                     2005   1.040       1.035        84,690
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.365       1.448            --
                                                                                     2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.284       1.357            --
                                                                                     2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.194       1.231            --
                                                                                     2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.262            --
                                                                                     2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.417       1.626            --
                                                                                     2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.280       1.357            --
                                                                                     2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.115            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.197       1.208            --
                                                                                     2005   1.176       1.197        89,190
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.211       1.263            --
                                                                                     2005   1.209       1.211            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.304            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.268            --
                                                                                     2005   1.000       1.107            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.219       1.264            --
                                                                                     2005   1.152       1.219         3,010







                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.247       0.624    --
                                                                         2007   1.087       1.247    --
                                                                         2006   1.077       1.087    --
                                                                         2005   1.000       1.077    --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.011       1.056    --
                                                                         2005   1.000       1.011    --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130    --
                                                                         2005   1.000       1.159    --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   1.880       1.888        71,563
                                                                              2013   1.484       1.880       103,400
                                                                              2012   1.234       1.484       119,189
                                                                              2011   1.380       1.234       121,660
                                                                              2010   1.259       1.380       163,482
                                                                              2009   0.901       1.259       176,849
                                                                              2008   1.491       0.901       190,852
                                                                              2007   1.324       1.491       234,135
                                                                              2006   1.120       1.324       217,417
                                                                              2005   1.000       1.120       179,303
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.660       1.767       178,419
                                                                              2013   1.300       1.660       230,441
                                                                              2012   1.124       1.300       258,562
                                                                              2011   1.197       1.124       287,943
                                                                              2010   1.028       1.197       395,185
                                                                              2009   0.751       1.028       443,485
                                                                              2008   1.367       0.751       454,456
                                                                              2007   1.240       1.367       508,618
                                                                              2006   1.147       1.240       504,864
                                                                              2005   1.000       1.147       366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.516       1.646       216,802
                                                                              2013   1.157       1.516       320,493
                                                                              2012   1.004       1.157       356,278
                                                                              2011   1.042       1.004       366,670
                                                                              2010   0.953       1.042       435,351
                                                                              2009   0.740       0.953       453,586
                                                                              2008   1.214       0.740       455,837
                                                                              2007   1.178       1.214       512,162
                                                                              2006   1.042       1.178       512,988
                                                                              2005   1.000       1.042       429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.169       1.156            --
                                                                              2005   1.000       1.169            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.087       1.415            --
                                                                              2005   1.000       1.087        75,854
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.080       1.173            --
                                                                              2005   1.000       1.080            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.106       1.232            --
                                                                              2005   1.000       1.106            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.732       1.900         7,714
                                                                              2013   1.346       1.732        16,039
                                                                              2012   1.179       1.346        22,311
                                                                              2011   1.234       1.179        22,323
                                                                              2010   1.074       1.234        22,341
                                                                              2009   0.807       1.074        22,361
                                                                              2008   1.433       0.807        22,381
                                                                              2007   1.243       1.433        14,639
                                                                              2006   1.136       1.243        14,645
                                                                              2005   1.000       1.136         9,435
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   1.914       1.991         6,203
                                                                              2013   1.436       1.914         6,345
                                                                              2012   1.277       1.436         7,019
                                                                              2011   1.460       1.277         7,062
                                                                              2010   1.158       1.460        25,044
                                                                              2009   0.844       1.158        63,475
                                                                              2008   1.425       0.844        67,388
                                                                              2007   1.259       1.425        85,363
                                                                              2006   1.142       1.259        85,825
                                                                              2005   1.000       1.142        33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.561       1.602        76,816

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.396       1.561        77,662
                                                                                   2012   1.263       1.396        78,718
                                                                                   2011   1.258       1.263        98,725
                                                                                   2010   1.138       1.258       125,752
                                                                                   2009   0.855       1.138       126,387
                                                                                   2008   1.239       0.855       123,003
                                                                                   2007   1.217       1.239       108,064
                                                                                   2006   1.049       1.217       108,091
                                                                                   2005   1.000       1.049        43,904
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02).................... 2006   1.083       1.258            --
                                                                                   2005   1.000       1.083       162,991
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)............ 2014   1.682       1.773         4,581
                                                                                   2013   1.241       1.682        13,434
                                                                                   2012   1.141       1.241        14,034
                                                                                   2011   1.222       1.141        14,097
                                                                                   2010   0.976       1.222        14,627
                                                                                   2009   0.693       0.976        15,224
                                                                                   2008   1.227       0.693        15,264
                                                                                   2007   1.125       1.227        14,539
                                                                                   2006   1.055       1.125        14,820
                                                                                   2005   1.000       1.055        14,565
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   1.924       1.748            --
                                                                                   2007   1.523       1.924        68,269
                                                                                   2006   1.211       1.523        50,743
                                                                                   2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.489       1.299        18,337
                                                                                   2013   1.234       1.489        30,536
                                                                                   2012   1.064       1.234        44,636
                                                                                   2011   1.214       1.064        47,749
                                                                                   2010   1.141       1.214        65,068
                                                                                   2009   0.849       1.141       110,227
                                                                                   2008   1.451       0.849       126,501
                                                                                   2007   1.281       1.451       143,619
                                                                                   2006   1.075       1.281       140,740
                                                                                   2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.065       1.273            --
                                                                                   2005   1.000       1.065         9,151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.027       2.233            --
                                                                                   2013   1.565       2.027            --
                                                                                   2012   1.363       1.565            --
                                                                                   2011   1.413       1.363            --
                                                                                   2010   1.147       1.413            --
                                                                                   2009   0.809       1.147            --
                                                                                   2008   1.469       0.809            --
                                                                                   2007   1.230       1.469            --
                                                                                   2006   1.107       1.230            --
                                                                                   2005   1.000       1.107            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.032       1.155            --
                                                                                   2005   1.000       1.032            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.101       1.171            --
                                                                                   2006   1.046       1.101            --
                                                                                   2005   1.000       1.046            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.839       0.888            --
                                                                                   2009   0.707       0.839       264,490
                                                                                   2008   1.229       0.707       265,582
                                                                                   2007   1.194       1.229       286,954
                                                                                   2006   1.056       1.194       282,605
                                                                                   2005   1.000       1.056       219,327
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.898       2.243        10,482

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.186       1.181        34,148
                                                                                  2006   1.111       1.186        18,791
                                                                                  2005   1.000       1.111         2,899
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99).......... 2014   1.443       1.450            --
                                                                                  2013   1.113       1.443            --
                                                                                  2012   0.987       1.113         3,441
                                                                                  2011   1.072       0.987         6,218
                                                                                  2010   0.937       1.072         6,227
                                                                                  2009   0.738       0.937         6,238
                                                                                  2008   1.186       0.738         6,249
                                                                                  2007   1.194       1.186         6,258
                                                                                  2006   1.042       1.194         6,270
                                                                                  2005   1.000       1.042         3,545
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.633       1.779            --
                                                                                  2013   1.281       1.633         8,376
                                                                                  2012   1.126       1.281         8,376
                                                                                  2011   1.118       1.126         8,376
                                                                                  2010   1.012       1.118        32,382
                                                                                  2009   0.844       1.012        32,395
                                                                                  2008   1.218       0.844         8,387
                                                                                  2007   1.145       1.218         8,391
                                                                                  2006   1.016       1.145         8,391
                                                                                  2005   1.000       1.016         9,599
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.801       0.788            --
                                                                                  2008   1.157       0.801        25,337
                                                                                  2007   1.160       1.157        25,337
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.006       1.062            --
                                                                                  2010   0.910       1.006       110,722
                                                                                  2009   0.661       0.910       110,817
                                                                                  2008   1.165       0.661       110,912
                                                                                  2007   1.166       1.165       157,151
                                                                                  2006   1.046       1.166       329,355
                                                                                  2005   1.000       1.046       319,415
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.093       1.187            --
                                                                                  2010   0.996       1.093            --
                                                                                  2009   0.831       0.996            --
                                                                                  2008   1.186       0.831            --
                                                                                  2007   1.136       1.186            --
                                                                                  2006   0.982       1.136            --
                                                                                  2005   1.000       0.982            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.607       1.791            --
                                                                                  2013   1.300       1.607            --
                                                                                  2012   1.161       1.300            --
                                                                                  2011   1.183       1.161            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.424       1.586        73,999
                                                                                  2013   1.155       1.424       144,802
                                                                                  2012   1.032       1.155       266,450
                                                                                  2011   0.977       1.032       272,001
                                                                                  2010   0.888       0.977       277,962
                                                                                  2009   0.738       0.888       284,427
                                                                                  2008   1.156       0.738       284,534
                                                                                  2007   1.119       1.156       284,544
                                                                                  2006   1.032       1.119       284,552
                                                                                  2005   1.000       1.032       211,715
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.617       1.809            --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.196       1.617       16,859
                                                                                      2012   1.013       1.196       18,740
                                                                                      2011   1.039       1.013       20,915
                                                                                      2010   0.964       1.039       23,137
                                                                                      2009   0.690       0.964       25,534
                                                                                      2008   1.121       0.690       25,545
                                                                                      2007   1.086       1.121       35,844
                                                                                      2006   1.058       1.086       35,852
                                                                                      2005   1.000       1.058       35,861
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.571       1.722        2,643
                                                                                      2013   1.210       1.571        2,645
                                                                                      2012   1.058       1.210        2,648
                                                                                      2011   1.028       1.058        2,651
                                                                                      2010   0.957       1.028        2,655
                                                                                      2009   0.783       0.957        2,659
                                                                                      2008   1.240       0.783        2,663
                                                                                      2007   1.217       1.240        2,667
                                                                                      2006   1.049       1.217        2,670
                                                                                      2005   1.000       1.049        2,673
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.901       2.016           --
                                                                                      2013   1.410       1.901           --
                                                                                      2012   1.219       1.410           --
                                                                                      2011   1.293       1.219        2,719
                                                                                      2010   1.076       1.293        2,725
                                                                                      2009   0.806       1.076        2,731
                                                                                      2008   1.269       0.806        2,737
                                                                                      2007   1.208       1.269        2,743
                                                                                      2006   1.072       1.208        2,751
                                                                                      2005   1.000       1.072        2,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.166       2.212           --
                                                                                      2013   1.501       2.166           --
                                                                                      2012   1.281       1.501           --
                                                                                      2011   1.288       1.281           --
                                                                                      2010   1.049       1.288           --
                                                                                      2009   0.749       1.049       29,903
                                                                                      2008   1.287       0.749       29,903
                                                                                      2007   1.192       1.287       41,790
                                                                                      2006   1.078       1.192           --
                                                                                      2005   1.000       1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.734       0.713           --
                                                                                      2008   1.196       0.734       11,922
                                                                                      2007   1.162       1.196       11,929
                                                                                      2006   1.029       1.162       11,936
                                                                                      2005   1.000       1.029        8,096
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.124       1.142           --
                                                                                      2006   1.021       1.124       25,337
                                                                                      2005   1.000       1.021           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.973       0.961           --
                                                                                      2010   0.908       0.973           --
                                                                                      2009   0.789       0.908           --
                                                                                      2008   1.020       0.789       10,595
                                                                                      2007   1.025       1.020       10,595
                                                                                      2006   1.004       1.025       10,595
                                                                                      2005   1.000       1.004       10,595
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.121       1.142           --
                                                                                      2010   1.025       1.121           --
                                                                                      2009   0.875       1.025           --
                                                                                      2008   1.033       0.875           --
                                                                                      2007   1.032       1.033           --
                                                                                      2006   0.998       1.032           --
                                                                                      2005   1.000       0.998           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.646       1.610           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.536       1.646        17,204
                                                                          2012   1.328       1.536        19,124
                                                                          2011   1.322       1.328        21,343
                                                                          2010   1.155       1.322        23,611
                                                                          2009   0.736       1.155        26,057
                                                                          2008   1.072       0.736        26,068
                                                                          2007   1.089       1.072        36,578
                                                                          2006   1.000       1.089        36,587
                                                                          2005   1.000       1.000        36,596
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.055       1.049            --
                                                                          2009   1.073       1.055        11,379
                                                                          2008   1.066       1.073        97,939
                                                                          2007   1.036       1.066            --
                                                                          2006   1.009       1.036            --
                                                                          2005   1.000       1.009            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.201       1.259            --
                                                                          2006   1.036       1.201            --
                                                                          2005   1.000       1.036            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.194       1.273            --
                                                                          2006   1.078       1.194        41,796
                                                                          2005   1.000       1.078            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442
                                                                          2013   1.431       1.837        43,971
                                                                          2012   1.127       1.431        53,017
                                                                          2011   1.335       1.127        50,090
                                                                          2010   1.166       1.335        60,963
                                                                          2009   0.764       1.166        61,576
                                                                          2008   1.314       0.764        73,965
                                                                          2007   1.351       1.314        70,077
                                                                          2006   1.229       1.351        50,924
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.318       1.418         1,265

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.031       1.318        13,266
                                                                               2012   0.916       1.031        23,713
                                                                               2011   0.970       0.916        26,648
                                                                               2010   0.787       0.970        27,519
                                                                               2009   0.634       0.787        28,499
                                                                               2008   1.056       0.634        43,072
                                                                               2007   1.070       1.056        61,135
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300            --
                                                                               2013   1.572       2.167            --
                                                                               2012   1.352       1.572            --
                                                                               2011   1.389       1.352            --
                                                                               2010   1.120       1.389            --
                                                                               2009   0.850       1.120            --
                                                                               2008   1.411       0.850            --
                                                                               2007   1.291       1.411            --
                                                                               2006   1.304       1.291            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918            --
                                                                               2013   1.429       1.868            --
                                                                               2012   1.259       1.429            --
                                                                               2011   1.428       1.259            --
                                                                               2010   1.217       1.428            --
                                                                               2009   0.961       1.217            --
                                                                               2008   1.310       0.961            --
                                                                               2007   1.348       1.310            --
                                                                               2006   1.268       1.348            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666            --
                                                                               2008   1.247       0.702            --
                                                                               2007   1.135       1.247            --
                                                                               2006   1.152       1.135            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.082       1.082            --
                                                                               2013   1.019       1.082            --
                                                                               2012   0.850       1.019       226,271
                                                                               2011   0.930       0.850       238,640
                                                                               2010   0.891       0.930       256,362
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268            --
                                                                               2013   0.968       1.230            --
                                                                               2012   0.845       0.968            --
                                                                               2011   0.990       0.845            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316        18,091
                                                                               2013   1.015       1.319        17,146
                                                                               2012   0.877       1.015        19,844
                                                                               2011   0.982       0.877        20,036
                                                                               2010   0.835       0.982        38,987
                                                                               2009   0.673       0.835        40,673
                                                                               2008   0.977       0.673        44,010
                                                                               2007   1.027       0.977        62,752
                                                                               2006   1.003       1.027        15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.397       1.281        32,814
                                                                               2013   1.498       1.397        34,884
                                                                               2012   1.284       1.498        33,009
                                                                               2011   1.610       1.284        28,255
                                                                               2010   1.327       1.610        35,260
                                                                               2009   0.801       1.327        53,438
                                                                               2008   1.751       0.801        60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328            --
                                                                               2013   1.243       1.455            --
                                                                               2012   1.086       1.243            --
                                                                               2011   1.239       1.086            --
                                                                               2010   1.134       1.239            --
                                                                               2009   0.878       1.134            --
                                                                               2008   1.553       0.878            --
                                                                               2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.062       1.149            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.303       1.448        72,642
                                                                          2013   0.992       1.303       123,947
                                                                          2012   0.857       0.992       175,612
                                                                          2011   0.910       0.857       211,856
                                                                          2010   0.793       0.910       327,333
                                                                          2009   0.683       0.793       339,760
                                                                          2008   1.093       0.683       368,040
                                                                          2007   1.074       1.093       403,059
                                                                          2006   1.001       1.074       231,203
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.452       1.580            --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.225       1.283            --
                                                                          2006   1.159       1.225            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.465       1.634            --
                                                                          2013   1.113       1.465            --
                                                                          2012   1.000       1.113            --
                                                                          2011   1.017       1.000            --
                                                                          2010   0.920       1.017            --
                                                                          2009   0.787       0.920            --
                                                                          2008   1.279       0.787            --
                                                                          2007   1.272       1.279            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.218       1.278        68,185

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.253       1.218        71,161
                                                                        2012   1.189       1.253        84,822
                                                                        2011   1.139       1.189        69,652
                                                                        2010   1.073       1.139        41,554
                                                                        2009   1.000       1.073        40,453
                                                                        2008   1.057       1.000        33,583
                                                                        2007   1.016       1.057        31,117
                                                                        2006   0.980       1.016        31,116
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.145       1.124        75,735
                                                                        2013   1.167       1.145            --
                                                                        2012   1.190       1.167            --
                                                                        2011   1.212       1.190       123,174
                                                                        2010   1.228       1.212            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.657       0.649            --
                                                                        2008   1.120       0.657            --
                                                                        2007   1.142       1.120            --
                                                                        2006   1.114       1.142            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.620       0.646            --
                                                                        2008   1.144       0.620        15,184
                                                                        2007   1.122       1.144            --
                                                                        2006   1.109       1.122            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   0.948       1.042            --
                                                                        2012   0.835       0.948        19,023
                                                                        2011   0.908       0.835        21,230
                                                                        2010   0.809       0.908        23,486
                                                                        2009   0.677       0.809        25,918
                                                                        2008   1.132       0.677        25,930
                                                                        2007   1.108       1.132        36,384
                                                                        2006   1.082       1.108        36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.512       1.647            --
                                                                        2013   1.162       1.512         2,593
                                                                        2012   1.068       1.162        10,084
                                                                        2011   1.124       1.068        19,874
                                                                        2010   0.994       1.124        42,868
                                                                        2009   0.679       0.994        43,614
                                                                        2008   1.275       0.679        44,987
                                                                        2007   1.080       1.275        46,380
                                                                        2006   1.108       1.080        38,929
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.912            --
                                                                        2013   1.329       1.787        10,676
                                                                        2012   1.170       1.329        10,682
                                                                        2011   1.187       1.170        10,689
                                                                        2010   1.083       1.187        10,696
                                                                        2009   0.789       1.083        10,704
                                                                        2008   1.192       0.789        10,713
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.917       0.993            --
                                                                        2010   0.808       0.917            --
                                                                        2009   0.626       0.808            --
                                                                        2008   1.072       0.626            --
                                                                        2007   1.058       1.072            --
                                                                        2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.284       1.316            --
                                                                        2013   1.255       1.284            --
                                                                        2012   1.171       1.255            --
                                                                        2011   1.156       1.171            --
                                                                        2010   1.071       1.156            --
                                                                        2009   0.905       1.071            --
                                                                        2008   1.078       0.905            --
                                                                        2007   1.041       1.078            --
                                                                        2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.298       1.336       269,066

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.193
                                                                                           2012   1.091
                                                                                           2011   1.100
                                                                                           2010   1.005
                                                                                           2009   0.828
                                                                                           2008   1.077
                                                                                           2007   1.047
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.294
                                                                                           2013   1.118
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.937
                                                                                           2009   0.754
                                                                                           2008   1.077
                                                                                           2007   1.052
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.274
                                                                                           2013   1.045
                                                                                           2012   0.923
                                                                                           2011   0.978
                                                                                           2010   0.869
                                                                                           2009   0.686
                                                                                           2008   1.077
                                                                                           2007   1.057
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.386
                                                                                           2013   1.189
                                                                                           2012   1.088
                                                                                           2011   1.085
                                                                                           2010   1.007
                                                                                           2009   0.867
                                                                                           2008   1.137
                                                                                           2007   1.113
                                                                                           2006   1.043
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.122
                                                                                           2013   1.594
                                                                                           2012   1.393
                                                                                           2011   1.407
                                                                                           2010   1.287
                                                                                           2009   1.086
                                                                                           2008   1.305
                                                                                           2007   1.236
                                                                                           2006   1.120
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.604
                                                                                           2013   1.178
                                                                                           2012   1.012
                                                                                           2011   1.045
                                                                                           2010   0.912
                                                                                           2009   0.650
                                                                                           2008   1.142
                                                                                           2007   1.067
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.249
                                                                                           2013   1.263
                                                                                           2012   1.157
                                                                                           2011   1.143
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.352
                                                                                           2013   1.033
                                                                                           2012   0.935
                                                                                           2011   1.060
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   0.981
                                                                                           2006   0.993
                                                                                           2005   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.119



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.298       269,096
                                                                                           1.193       269,129
                                                                                           1.091       249,695
                                                                                           1.100       262,190
                                                                                           1.005       262,197
                                                                                           0.828       262,206
                                                                                           1.077       262,214
                                                                                           1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.334            --
                                                                                           1.294            --
                                                                                           1.118            --
                                                                                           1.006            --
                                                                                           1.040       140,681
                                                                                           0.937       142,369
                                                                                           0.754        85,409
                                                                                           1.077        53,095
                                                                                           1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.316       188,900
                                                                                           1.274       199,445
                                                                                           1.045       211,312
                                                                                           0.923       222,989
                                                                                           0.978       133,126
                                                                                           0.869       149,081
                                                                                           0.686       149,081
                                                                                           1.077       149,081
                                                                                           1.057       149,081
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.474        11,761
                                                                                           1.386        30,494
                                                                                           1.189        40,159
                                                                                           1.088        45,878
                                                                                           1.085        83,771
                                                                                           1.007        90,757
                                                                                           0.867       114,484
                                                                                           1.137       113,886
                                                                                           1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.308            --
                                                                                           2.122            --
                                                                                           1.594            --
                                                                                           1.393            --
                                                                                           1.407            --
                                                                                           1.287            --
                                                                                           1.086            --
                                                                                           1.305        74,165
                                                                                           1.236        44,940
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.712            --
                                                                                           1.604            --
                                                                                           1.178            --
                                                                                           1.012            --
                                                                                           1.045         7,016
                                                                                           0.912         7,055
                                                                                           0.650         7,646
                                                                                           1.142         8,319
                                                                                           1.067            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.291            --
                                                                                           1.249            --
                                                                                           1.263            --
                                                                                           1.157            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.464            --
                                                                                           1.352        20,314
                                                                                           1.033        20,347
                                                                                           0.935        20,386
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 0.999            --
                                                                                           0.981        18,714
                                                                                           0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.155            --

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2008   1.088       1.119       126,037
                                                                                     2007   1.020       1.088       139,474
                                                                                     2006   1.001       1.020       138,731
                                                                                     2005   1.000       1.001        96,251
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490            --
                                                                                     2006   1.099       1.377            --
                                                                                     2005   1.000       1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.216       1.297            --
                                                                                     2006   1.056       1.216        39,275
                                                                                     2005   1.000       1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.083       1.152            --
                                                                                     2005   1.000       1.083            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.031       1.082            --
                                                                                     2005   1.000       1.031        36,401
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.077       1.109            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.142            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.080            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036       245,223
 Travelers Managed Income Subaccount (11/99)........................................ 2006   0.991       0.980            --
                                                                                     2005   1.000       0.991            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.092       1.159            --
                                                                                     2005   1.000       1.092            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.048       1.108            --
                                                                                     2005   1.000       1.048        29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.011       1.043            --
                                                                                     2005   1.000       1.011        89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.038       1.120            --
                                                                                     2005   1.000       1.038            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.071       1.229            --
                                                                                     2005   1.000       1.071        47,400
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.047       1.110            --
                                                                                     2005   1.000       1.047            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.115            --
                                                                                     2005   1.000       1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.009       1.018            --
                                                                                     2005   1.000       1.009        30,613
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.046       1.090            --
                                                                                     2005   1.000       1.046            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.304            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.106       1.268            --
                                                                                     2005   1.000       1.106            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.074       1.114            --
                                                                                     2005   1.000       1.074            --

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.435       1.367            --
                                                                              2007   1.251       1.435       114,042
                                                                              2006   1.240       1.251       142,522
                                                                              2005   1.171       1.240       145,125
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.254       1.309            --
                                                                              2005   1.222       1.254       283,251
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.309       1.275            --
                                                                              2005   1.162       1.309        61,934
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.474       2.482       738,099
                                                                              2013   1.953       2.474     1,189,442
                                                                              2012   1.625       1.953     1,375,192
                                                                              2011   1.818       1.625     1,495,287
                                                                              2010   1.659       1.818     1,641,208
                                                                              2009   1.189       1.659     1,792,550
                                                                              2008   1.968       1.189     2,005,834
                                                                              2007   1.747       1.968     2,071,354
                                                                              2006   1.479       1.747     2,026,520
                                                                              2005   1.322       1.479     2,029,126
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.084       2.217     2,816,934
                                                                              2013   1.633       2.084     3,334,720
                                                                              2012   1.413       1.633     3,930,968
                                                                              2011   1.505       1.413     4,329,687
                                                                              2010   1.293       1.505     4,547,988
                                                                              2009   0.946       1.293     4,803,077
                                                                              2008   1.721       0.946     5,089,793
                                                                              2007   1.562       1.721     5,836,689
                                                                              2006   1.445       1.562     6,229,880
                                                                              2005   1.268       1.445     5,994,994
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.867       2.026     2,555,815
                                                                              2013   1.426       1.867     3,347,840
                                                                              2012   1.238       1.426     4,000,498
                                                                              2011   1.286       1.238     4,568,642
                                                                              2010   1.177       1.286     5,069,104
                                                                              2009   0.914       1.177     5,265,624
                                                                              2008   1.500       0.914     5,713,940
                                                                              2007   1.456       1.500     6,887,822
                                                                              2006   1.289       1.456     7,309,984
                                                                              2005   1.242       1.289     7,417,625
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.556       1.538            --
                                                                              2005   1.342       1.556        13,203
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.549       2.015            --
                                                                              2005   1.473       1.549        33,377
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.299       1.412            --
                                                                              2005   1.203       1.299        51,217
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.297       1.444            --
                                                                              2005   1.201       1.297       281,098
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.247       2.464       858,667
                                                                              2013   1.747       2.247     1,016,901
                                                                              2012   1.532       1.747       976,866
                                                                              2011   1.605       1.532     1,089,253
                                                                              2010   1.397       1.605     1,382,497
                                                                              2009   1.050       1.397     1,688,585
                                                                              2008   1.866       1.050     1,717,753
                                                                              2007   1.619       1.866     1,620,037
                                                                              2006   1.480       1.619     1,618,351
                                                                              2005   1.291       1.480     1,321,376
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.832       2.945       395,633

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.125       2.832       470,405
                                                                              2012   1.892       2.125       535,553
                                                                              2011   2.164       1.892       617,711
                                                                              2010   1.716       2.164       679,212
                                                                              2009   1.252       1.716       676,881
                                                                              2008   2.114       1.252       860,251
                                                                              2007   1.870       2.114       931,670
                                                                              2006   1.696       1.870       936,448
                                                                              2005   1.465       1.696       889,199
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.554       1.595       516,508
                                                                              2013   1.391       1.554       821,929
                                                                              2012   1.259       1.391       874,489
                                                                              2011   1.254       1.259       776,421
                                                                              2010   1.135       1.254       757,471
                                                                              2009   0.853       1.135       666,629
                                                                              2008   1.237       0.853       562,840
                                                                              2007   1.216       1.237       583,989
                                                                              2006   1.049       1.216       387,521
                                                                              2005   1.000       1.049       181,023
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.339       1.554            --
                                                                              2005   1.235       1.339     1,154,140
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.129       2.244       119,591
                                                                              2013   1.571       2.129       157,792
                                                                              2012   1.446       1.571       183,775
                                                                              2011   1.549       1.446       239,283
                                                                              2010   1.238       1.549       287,931
                                                                              2009   0.879       1.238       328,379
                                                                              2008   1.559       0.879       360,550
                                                                              2007   1.429       1.559       473,748
                                                                              2006   1.340       1.429       506,412
                                                                              2005   1.304       1.340       530,355
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.064       2.784            --
                                                                              2007   2.426       3.064       826,616
                                                                              2006   1.931       2.426       899,510
                                                                              2005   1.545       1.931       903,744
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.039       1.777       433,477
                                                                              2013   1.691       2.039       609,294
                                                                              2012   1.458       1.691       827,949
                                                                              2011   1.664       1.458       915,923
                                                                              2010   1.565       1.664       999,478
                                                                              2009   1.165       1.565     1,108,912
                                                                              2008   1.992       1.165     1,372,952
                                                                              2007   1.759       1.992     1,616,659
                                                                              2006   1.477       1.759     1,655,839
                                                                              2005   1.367       1.477     1,537,103
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.411       1.686            --
                                                                              2005   1.322       1.411       931,707
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.706       2.978        23,362
                                                                              2013   2.089       2.706        31,985
                                                                              2012   1.821       2.089        45,640
                                                                              2011   1.888       1.821        47,821
                                                                              2010   1.534       1.888        54,495
                                                                              2009   1.083       1.534        51,398
                                                                              2008   1.967       1.083       129,490
                                                                              2007   1.648       1.967       111,122
                                                                              2006   1.483       1.648        98,946
                                                                              2005   1.350       1.483       150,635
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.349       1.509            --
                                                                              2005   1.322       1.349       229,758
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.275       1.356            --
                                                                              2006   1.212       1.275        69,094
                                                                              2005   1.162       1.212       135,892
Legg Mason Partners Variable Equity Trust

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.022       1.081            --
                                                                                   2009   0.862       1.022     1,341,255
                                                                                   2008   1.498       0.862     1,396,332
                                                                                   2007   1.456       1.498     1,969,334
                                                                                   2006   1.289       1.456     2,114,185
                                                                                   2005   1.233       1.289     2,850,561
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.284       2.697       790,485
                                                                                   2013   1.576       2.284     1,180,370
                                                                                   2012   1.354       1.576     1,511,820
                                                                                   2011   1.347       1.354     1,609,772
                                                                                   2010   1.099       1.347     1,697,537
                                                                                   2009   0.833       1.099     1,838,779
                                                                                   2008   1.425       0.833     1,943,368
                                                                                   2007   1.431       1.425     2,106,219
                                                                                   2006   1.342       1.431     2,378,157
                                                                                   2005   1.225       1.342     2,595,716
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.759       1.767            --
                                                                                   2013   1.357       1.759       766,112
                                                                                   2012   1.204       1.357       938,929
                                                                                   2011   1.309       1.204       988,783
                                                                                   2010   1.144       1.309     1,041,042
                                                                                   2009   0.902       1.144     1,063,172
                                                                                   2008   1.451       0.902     1,216,001
                                                                                   2007   1.461       1.451     1,521,470
                                                                                   2006   1.275       1.461     1,391,449
                                                                                   2005   1.241       1.275     1,633,813
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.957       2.130       474,109
                                                                                   2013   1.535       1.957       569,610
                                                                                   2012   1.350       1.535       877,527
                                                                                   2011   1.341       1.350       985,023
                                                                                   2010   1.215       1.341     1,226,866
                                                                                   2009   1.014       1.215     1,356,372
                                                                                   2008   1.463       1.014       899,283
                                                                                   2007   1.376       1.463     1,081,280
                                                                                   2006   1.222       1.376     1,150,617
                                                                                   2005   1.195       1.222     1,204,884
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.936       0.920            --
                                                                                   2008   1.352       0.936       713,171
                                                                                   2007   1.355       1.352       721,173
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.170       1.235            --
                                                                                   2010   1.059       1.170     3,083,586
                                                                                   2009   0.770       1.059     3,364,600
                                                                                   2008   1.357       0.770     3,810,096
                                                                                   2007   1.358       1.357     4,048,194
                                                                                   2006   1.219       1.358     4,463,277
                                                                                   2005   1.181       1.219     5,127,527
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.215       1.318            --
                                                                                   2010   1.107       1.215       179,589
                                                                                   2009   0.925       1.107       199,544
                                                                                   2008   1.320       0.925       207,502
                                                                                   2007   1.265       1.320       238,589
                                                                                   2006   1.094       1.265       238,992
                                                                                   2005   1.117       1.094       263,637
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.783       1.986        37,457
                                                                                   2013   1.443       1.783        37,556
                                                                                   2012   1.289       1.443        47,254
                                                                                   2011   1.314       1.289        67,515
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.578       1.756     1,409,735
                                                                                   2013   1.280       1.578     3,071,156
                                                                                   2012   1.144       1.280     4,382,530
                                                                                   2011   1.083       1.144     4,930,753
                                                                                   2010   0.985       1.083     6,757,283
                                                                                   2009   0.819       0.985     7,038,702
                                                                                   2008   1.284       0.819     7,130,326
                                                                                   2007   1.243       1.284     7,365,154
                                                                                   2006   1.147       1.243     7,950,877
                                                                                   2005   1.122       1.147     7,987,062

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.808       2.022       306,643
                                                                                      2013   1.338       1.808       384,364
                                                                                      2012   1.134       1.338       452,748
                                                                                      2011   1.163       1.134       549,060
                                                                                      2010   1.080       1.163       582,568
                                                                                      2009   0.774       1.080       606,415
                                                                                      2008   1.258       0.774       690,018
                                                                                      2007   1.218       1.258       752,205
                                                                                      2006   1.187       1.218       848,137
                                                                                      2005   1.151       1.187     1,043,891
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.937       2.122        47,688
                                                                                      2013   1.492       1.937       110,551
                                                                                      2012   1.306       1.492       149,402
                                                                                      2011   1.269       1.306       158,722
                                                                                      2010   1.182       1.269       163,042
                                                                                      2009   0.968       1.182       173,725
                                                                                      2008   1.533       0.968       184,511
                                                                                      2007   1.505       1.533       225,454
                                                                                      2006   1.298       1.505       256,319
                                                                                      2005   1.242       1.298       250,280
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.354       2.496       176,882
                                                                                      2013   1.748       2.354       110,768
                                                                                      2012   1.512       1.748       154,945
                                                                                      2011   1.604       1.512       161,074
                                                                                      2010   1.335       1.604       178,611
                                                                                      2009   1.001       1.335       214,435
                                                                                      2008   1.577       1.001       298,254
                                                                                      2007   1.501       1.577       321,411
                                                                                      2006   1.333       1.501       332,437
                                                                                      2005   1.255       1.333       354,626
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.877       2.936       141,855
                                                                                      2013   1.995       2.877       349,382
                                                                                      2012   1.703       1.995       363,836
                                                                                      2011   1.713       1.703       376,542
                                                                                      2010   1.395       1.713       409,725
                                                                                      2009   0.997       1.395       476,750
                                                                                      2008   1.714       0.997       470,641
                                                                                      2007   1.589       1.714       592,745
                                                                                      2006   1.437       1.589       146,024
                                                                                      2005   1.397       1.437       144,027
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.890       0.865            --
                                                                                      2008   1.451       0.890     1,040,385
                                                                                      2007   1.411       1.451     1,063,578
                                                                                      2006   1.249       1.411     1,019,924
                                                                                      2005   1.222       1.249     1,327,778
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.314       1.335            --
                                                                                      2006   1.194       1.314     1,083,380
                                                                                      2005   1.175       1.194     1,204,842
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.961       0.949            --
                                                                                      2010   0.897       0.961       229,583
                                                                                      2009   0.779       0.897       371,896
                                                                                      2008   1.008       0.779       430,132
                                                                                      2007   1.015       1.008     1,248,186
                                                                                      2006   0.994       1.015     1,276,941
                                                                                      2005   0.990       0.994     1,265,078
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.248       1.272            --
                                                                                      2010   1.141       1.248       573,348
                                                                                      2009   0.975       1.141       585,124
                                                                                      2008   1.151       0.975       617,931
                                                                                      2007   1.151       1.151       811,284
                                                                                      2006   1.114       1.151       835,830
                                                                                      2005   1.107       1.114       828,193
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.969       1.925       405,954

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.838       1.969       409,456
                                                                          2012   1.590       1.838       477,461
                                                                          2011   1.584       1.590       662,750
                                                                          2010   1.385       1.584       653,611
                                                                          2009   0.883       1.385       662,274
                                                                          2008   1.286       0.883       727,070
                                                                          2007   1.307       1.286     1,395,831
                                                                          2006   1.201       1.307     1,451,922
                                                                          2005   1.193       1.201     1,483,035
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.036       1.029            --
                                                                          2009   1.054       1.036     4,812,892
                                                                          2008   1.047       1.054     5,387,913
                                                                          2007   1.018       1.047     3,003,508
                                                                          2006   0.992       1.018     2,325,345
                                                                          2005   0.984       0.992       774,535
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.470       1.540            --
                                                                          2006   1.269       1.470       218,530
                                                                          2005   1.243       1.269       320,576
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.595       1.700            --
                                                                          2006   1.441       1.595       476,998
                                                                          2005   1.400       1.441       557,138
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.468       1.524            --
                                                                          2006   1.276       1.468     1,521,487
                                                                          2005   1.260       1.276     1,513,881
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.644       1.809            --
                                                                          2006   1.493       1.644     1,840,810
                                                                          2005   1.407       1.493     1,817,567
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.031       1.150        45,252
                                                                          2013   1.013       1.031        62,074
                                                                          2012   0.818       1.013        80,258
                                                                          2011   0.881       0.818        81,772
                                                                          2010   0.772       0.881        74,999
                                                                          2009   0.583       0.772       209,602
                                                                          2008   1.017       0.583       226,384
                                                                          2007   1.217       1.017        98,403
                                                                          2006   1.003       1.217        93,158
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.403       2.500            --
                                                                          2013   1.898       2.403        83,746
                                                                          2012   1.576       1.898        99,343
                                                                          2011   1.734       1.576       111,994
                                                                          2010   1.612       1.734       198,896
                                                                          2009   1.148       1.612       234,362
                                                                          2008   2.013       1.148       205,076
                                                                          2007   1.573       2.013        54,288
                                                                          2006   1.538       1.573        11,913
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.492       2.798        27,528
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.415       2.237       174,745
                                                                          2013   1.882       2.415       244,334
                                                                          2012   1.483       1.882       274,145
                                                                          2011   1.758       1.483       293,862
                                                                          2010   1.536       1.758       273,845
                                                                          2009   1.008       1.536       284,464
                                                                          2008   1.733       1.008       350,405
                                                                          2007   1.783       1.733       455,954
                                                                          2006   1.621       1.783       391,878
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.313       1.412       694,084

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.028       1.313     1,110,883
                                                                               2012   0.914       1.028     1,248,661
                                                                               2011   0.968       0.914     1,444,548
                                                                               2010   0.786       0.968     1,565,945
                                                                               2009   0.633       0.786     1,910,063
                                                                               2008   1.055       0.633     2,234,333
                                                                               2007   1.069       1.055     2,603,622
                                                                               2006   1.015       1.069        75,090
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.158       2.289        26,374
                                                                               2013   1.566       2.158        28,764
                                                                               2012   1.347       1.566        31,101
                                                                               2011   1.385       1.347        27,798
                                                                               2010   1.117       1.385        28,106
                                                                               2009   0.849       1.117        17,952
                                                                               2008   1.410       0.849         7,688
                                                                               2007   1.290       1.410         7,450
                                                                               2006   1.303       1.290         3,980
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.860       1.909        15,710
                                                                               2013   1.423       1.860        20,212
                                                                               2012   1.255       1.423        24,884
                                                                               2011   1.424       1.255        37,632
                                                                               2010   1.215       1.424        35,067
                                                                               2009   0.959       1.215        32,701
                                                                               2008   1.308       0.959        33,631
                                                                               2007   1.347       1.308        34,583
                                                                               2006   1.267       1.347        22,739
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.820       0.778            --
                                                                               2008   1.457       0.820       219,149
                                                                               2007   1.328       1.457       226,896
                                                                               2006   1.347       1.328       237,256
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.315       1.315            --
                                                                               2013   1.239       1.315            --
                                                                               2012   1.034       1.239       686,234
                                                                               2011   1.132       1.034       713,082
                                                                               2010   1.084       1.132     1,030,597
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.225       1.263            --
                                                                               2013   0.965       1.225            --
                                                                               2012   0.843       0.965            --
                                                                               2011   0.988       0.843            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.314       1.311       381,007
                                                                               2013   1.011       1.314       527,810
                                                                               2012   0.874       1.011       671,137
                                                                               2011   0.979       0.874       767,272
                                                                               2010   0.833       0.979       808,209
                                                                               2009   0.672       0.833       988,718
                                                                               2008   0.976       0.672     1,147,027
                                                                               2007   1.026       0.976     1,189,380
                                                                               2006   1.003       1.026       741,932
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.218       2.033       303,740
                                                                               2013   2.380       2.218       587,970
                                                                               2012   2.041       2.380       621,715
                                                                               2011   2.560       2.041       666,462
                                                                               2010   2.111       2.560       722,481
                                                                               2009   1.274       2.111       741,806
                                                                               2008   2.788       1.274       801,949
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.952       1.781         8,558
                                                                               2013   1.669       1.952        17,305
                                                                               2012   1.458       1.669        17,633
                                                                               2011   1.665       1.458        17,088
                                                                               2010   1.524       1.665        16,442
                                                                               2009   1.181       1.524        15,743
                                                                               2008   2.090       1.181        39,421
                                                                               2007   1.995       2.090        34,760
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.057       1.145            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.024       1.057        19,081
                                                                          2011   1.103       1.024        19,086
                                                                          2010   0.915       1.103        12,197
                                                                          2009   0.682       0.915        11,540
                                                                          2008   1.128       0.682        11,546
                                                                          2007   1.276       1.128        12,630
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.321       1.323     1,103,229
                                                                          2013   1.060       1.321     1,329,992
                                                                          2012   0.892       1.060       926,787
                                                                          2011   0.993       0.892     1,062,564
                                                                          2010   0.873       0.993     1,154,149
                                                                          2009   0.637       0.873     1,214,289
                                                                          2008   1.093       0.637     1,323,542
                                                                          2007   1.049       1.093     1,415,023
                                                                          2006   0.996       1.049     1,529,469
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.407       1.424       714,528
                                                                          2013   1.576       1.407       802,309
                                                                          2012   1.470       1.576     1,111,612
                                                                          2011   1.345       1.470     1,284,526
                                                                          2010   1.269       1.345     1,408,517
                                                                          2009   1.094       1.269     1,191,449
                                                                          2008   1.194       1.094     1,291,871
                                                                          2007   1.131       1.194     1,307,647
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.505       1.538     1,766,102
                                                                          2013   1.564       1.505     2,073,473
                                                                          2012   1.460       1.564     2,763,194
                                                                          2011   1.443       1.460     2,932,798
                                                                          2010   1.360       1.443     3,107,915
                                                                          2009   1.223       1.360     2,979,214
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.807       1.970        43,395
                                                                          2013   1.384       1.807        65,478
                                                                          2012   1.277       1.384        92,914
                                                                          2011   1.364       1.277        96,707
                                                                          2010   1.197       1.364       104,618
                                                                          2009   0.985       1.197       104,041
                                                                          2008   1.495       0.985       111,497
                                                                          2007   1.452       1.495       135,176
                                                                          2006   1.354       1.452       143,212
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.170       1.290            --
                                                                          2006   1.114       1.170         1,145
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.813       1.859       247,753
                                                                          2013   1.820       1.813       230,408
                                                                          2012   1.663       1.820       323,670
                                                                          2011   1.636       1.663       399,356
                                                                          2010   1.487       1.636       603,953
                                                                          2009   1.140       1.487       724,439
                                                                          2008   1.302       1.140       729,447
                                                                          2007   1.245       1.302       798,298
                                                                          2006   1.205       1.245       830,888
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.298       1.442     1,037,095
                                                                          2013   0.989       1.298     2,024,355
                                                                          2012   0.855       0.989     2,313,882
                                                                          2011   0.908       0.855     2,559,638
                                                                          2010   0.791       0.908     2,716,093
                                                                          2009   0.682       0.791     3,111,982
                                                                          2008   1.092       0.682     3,365,605
                                                                          2007   1.073       1.092     3,936,256
                                                                          2006   1.001       1.073     2,201,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.769       1.925       642,978
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.525       1.598            --
                                                                          2006   1.444       1.525       205,849
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.819       2.027       179,312

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.382       1.819       199,051
                                                                        2012   1.242       1.382       199,874
                                                                        2011   1.264       1.242       213,811
                                                                        2010   1.145       1.264       218,106
                                                                        2009   0.979       1.145       218,125
                                                                        2008   1.593       0.979       196,268
                                                                        2007   1.584       1.593       205,843
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.264       1.325       401,543
                                                                        2013   1.301       1.264       508,711
                                                                        2012   1.235       1.301       871,410
                                                                        2011   1.184       1.235       905,766
                                                                        2010   1.116       1.184       943,826
                                                                        2009   1.041       1.116     1,030,398
                                                                        2008   1.101       1.041       975,529
                                                                        2007   1.058       1.101     1,150,655
                                                                        2006   1.021       1.058     1,433,752
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.556       1.661       214,123
                                                                        2013   1.182       1.556       221,788
                                                                        2012   1.054       1.182       242,504
                                                                        2011   1.180       1.054       254,353
                                                                        2010   1.004       1.180       262,756
                                                                        2009   0.799       1.004       268,297
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.387       1.361     2,673,016
                                                                        2013   1.415       1.387     3,180,372
                                                                        2012   1.443       1.415     3,064,923
                                                                        2011   1.471       1.443     3,627,156
                                                                        2010   1.490       1.471     2,231,502
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.743       0.733            --
                                                                        2008   1.267       0.743        40,035
                                                                        2007   1.293       1.267        40,650
                                                                        2006   1.261       1.293        40,630
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.719       0.749            --
                                                                        2008   1.328       0.719        54,939
                                                                        2007   1.303       1.328        53,615
                                                                        2006   1.288       1.303        48,951
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.146       1.260            --
                                                                        2012   1.010       1.146       382,500
                                                                        2011   1.099       1.010       422,174
                                                                        2010   0.979       1.099       498,641
                                                                        2009   0.820       0.979       499,772
                                                                        2008   1.371       0.820       577,616
                                                                        2007   1.344       1.371       654,213
                                                                        2006   1.313       1.344       665,775
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.839       2.003        19,092
                                                                        2013   1.414       1.839        26,614
                                                                        2012   1.301       1.414        26,143
                                                                        2011   1.369       1.301        26,216
                                                                        2010   1.212       1.369        40,668
                                                                        2009   0.828       1.212        41,773
                                                                        2008   1.557       0.828        41,944
                                                                        2007   1.318       1.557        49,003
                                                                        2006   1.354       1.318        50,352
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.049       2.192        10,699
                                                                        2013   1.525       2.049        51,757
                                                                        2012   1.344       1.525        93,278
                                                                        2011   1.363       1.344        97,472
                                                                        2010   1.245       1.363       101,771
                                                                        2009   0.907       1.245        97,736
                                                                        2008   1.371       0.907       153,981
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.915       0.991            --
                                                                        2010   0.807       0.915            --
                                                                        2009   0.626       0.807            --
                                                                        2008   1.071       0.626            --
                                                                        2007   1.058       1.071       381,370
                                                                        2006   1.002       1.058       310,206
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.279       1.310       192,625

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.250       1.279       202,364
                                                                        2012   1.168       1.250       358,780
                                                                        2011   1.153       1.168        53,510
                                                                        2010   1.069       1.153       115,356
                                                                        2009   0.904       1.069       106,807
                                                                        2008   1.077       0.904       106,814
                                                                        2007   1.040       1.077        66,364
                                                                        2006   1.001       1.040        66,368
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.293       1.331       127,002
                                                                        2013   1.189       1.293       321,532
                                                                        2012   1.088       1.189       135,830
                                                                        2011   1.097       1.088       266,866
                                                                        2010   1.003       1.097       152,972
                                                                        2009   0.827       1.003        28,217
                                                                        2008   1.076       0.827        28,218
                                                                        2007   1.047       1.076            --
                                                                        2006   1.002       1.047            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.289       1.328       779,443
                                                                        2013   1.114       1.289       899,489
                                                                        2012   1.004       1.114     1,290,242
                                                                        2011   1.038       1.004     1,237,300
                                                                        2010   0.935       1.038     1,343,703
                                                                        2009   0.753       0.935       436,146
                                                                        2008   1.076       0.753        71,234
                                                                        2007   1.052       1.076        63,692
                                                                        2006   1.002       1.052        54,913
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.270       1.310       479,520
                                                                        2013   1.041       1.270       518,909
                                                                        2012   0.920       1.041       548,994
                                                                        2011   0.975       0.920       598,497
                                                                        2010   0.867       0.975       624,258
                                                                        2009   0.685       0.867       652,089
                                                                        2008   1.076       0.685       685,679
                                                                        2007   1.057       1.076       405,855
                                                                        2006   1.002       1.057       420,386
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.796       1.992       272,408
                                                                        2013   1.390       1.796       283,572
                                                                        2012   1.228       1.390       296,296
                                                                        2011   1.232       1.228       400,298
                                                                        2010   1.098       1.232       465,402
                                                                        2009   0.894       1.098     1,067,655
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.625       1.728     1,178,140
                                                                        2013   1.395       1.625     1,889,654
                                                                        2012   1.278       1.395     2,141,389
                                                                        2011   1.275       1.278     2,453,743
                                                                        2010   1.183       1.275     2,626,582
                                                                        2009   1.019       1.183     2,736,800
                                                                        2008   1.338       1.019     2,991,449
                                                                        2007   1.310       1.338     3,074,637
                                                                        2006   1.228       1.310     3,009,252
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.106       2.289            --
                                                                        2013   1.582       2.106            --
                                                                        2012   1.383       1.582            --
                                                                        2011   1.398       1.383            --
                                                                        2010   1.280       1.398            --
                                                                        2009   1.080       1.280            --
                                                                        2008   1.466       1.080            --
                                                                        2007   1.389       1.466       326,794
                                                                        2006   1.260       1.389       302,482
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.597       1.705       159,415
                                                                        2013   1.174       1.597       162,293
                                                                        2012   1.009       1.174       163,276
                                                                        2011   1.042       1.009       191,755
                                                                        2010   0.911       1.042       205,240
                                                                        2009   0.649       0.911       196,984
                                                                        2008   1.141       0.649       153,080
                                                                        2007   1.066       1.141        97,470
                                                                        2006   0.998       1.066        65,194

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.389
                                                                                           2013   1.404
                                                                                           2012   1.287
                                                                                           2011   1.272
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.570
                                                                                           2013   1.200
                                                                                           2012   1.087
                                                                                           2011   1.232
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.105
                                                                                           2006   1.119
                                                                                           2005   1.118
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.182
                                                                                           2008   1.150
                                                                                           2007   1.079
                                                                                           2006   1.059
                                                                                           2005   1.054
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.855
                                                                                           2006   1.481
                                                                                           2005   1.346
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.849
                                                                                           2006   1.607
                                                                                           2005   1.531
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.267
                                                                                           2005   1.188
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.251
                                                                                           2005   1.221
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.251
                                                                                           2005   1.174
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.075
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.028
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.044
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.063
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.035
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.032
                                                                                           2005   1.039
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.361
                                                                                           2005   1.239
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.281
                                                                                           2005   1.267
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.191
                                                                                           2005   1.180
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.167
                                                                                           2005   1.118
 Travelers Mondrian International Stock Subaccount (5/00)................................. 2006   1.413
                                                                                           2005   1.316
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.277
                                                                                           2005   1.229
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 2006   1.060
                                                                                           2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 2006   1.194



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.434       450,444
                                                                                           1.389       493,608
                                                                                           1.404       500,403
                                                                                           1.287       538,737
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.699     1,373,298
                                                                                           1.570     1,880,049
                                                                                           1.200     2,233,898
                                                                                           1.087     2,730,684
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.126            --
                                                                                           1.105     1,235,931
                                                                                           1.119     1,173,904
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.220            --
                                                                                           1.182     2,899,826
                                                                                           1.150     3,051,036
                                                                                           1.079     2,990,131
                                                                                           1.059     2,975,492
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.006            --
                                                                                           1.855        21,065
                                                                                           1.481        21,068
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.972            --
                                                                                           1.849       245,346
                                                                                           1.607       230,092
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.347            --
                                                                                           1.267       237,282
 Travelers Equity Income Subaccount (11/99)............................................... 1.313            --
                                                                                           1.251       824,943
 Travelers Large Cap Subaccount (11/99)................................................... 1.288            --
                                                                                           1.251        51,576
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.142            --
                                                                                           1.075       224,869
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.031            --
                                                                                           1.028        60,029
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.080            --
                                                                                           1.044        37,869
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.107            --
                                                                                           1.063       125,996
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.054            --
                                                                                           1.035            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.021            --
                                                                                           1.032     1,601,341
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.444            --
                                                                                           1.361       204,476
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.354            --
                                                                                           1.281        55,570
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.228            --
                                                                                           1.191     3,076,181
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.260            --
                                                                                           1.167       231,351
 Travelers Mondrian International Stock Subaccount (5/00)................................. 1.621            --
                                                                                           1.413       384,216
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.354            --
                                                                                           1.277       199,926
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 1.114            --
                                                                                           1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 1.205            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.174       1.194      666,469
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.208       1.260           --
                                                                          2005   1.208       1.208       76,057
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303           --
                                                                          2005   1.000       1.133        2,946
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.267           --
                                                                          2005   1.000       1.106        2,986
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.216       1.261           --
                                                                          2005   1.150       1.216       42,957







                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.537       0.768            --
                                                                         2007   1.340       1.537        21,973
                                                                         2006   1.329       1.340        22,661
                                                                         2005   1.257       1.329        32,908
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.391       1.452            --
                                                                         2005   1.356       1.391        52,007
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334            --
                                                                         2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712       116,572
                                                                         2013   2.136       2.704       167,480
                                                                         2012   1.778       2.136       267,228
                                                                         2011   1.991       1.778       326,492
                                                                         2010   1.818       1.991       496,427
                                                                         2009   1.303       1.818       568,754
                                                                         2008   2.158       1.303       585,001
                                                                         2007   1.917       2.158       546,193
                                                                         2006   1.624       1.917       673,510
                                                                         2005   1.452       1.624       620,985
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.323       2.471       755,601
                                                                         2013   1.822       2.323       968,899
                                                                         2012   1.577       1.822     1,180,026
                                                                         2011   1.680       1.577     1,338,099
                                                                         2010   1.444       1.680     1,580,376
                                                                         2009   1.057       1.444     1,769,843
                                                                         2008   1.925       1.057     1,967,352
                                                                         2007   1.748       1.925     2,263,556
                                                                         2006   1.618       1.748     2,558,407
                                                                         2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   2.042       2.214       807,371
                                                                         2013   1.560       2.042     1,045,269
                                                                         2012   1.355       1.560     1,318,354
                                                                         2011   1.408       1.355     1,609,927
                                                                         2010   1.289       1.408     1,874,223
                                                                         2009   1.002       1.289     2,027,763
                                                                         2008   1.645       1.002     2,178,947
                                                                         2007   1.598       1.645     2,469,648
                                                                         2006   1.415       1.598     2,652,459
                                                                         2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   1.610       1.591            --
                                                                         2005   1.389       1.610       108,294
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................... 2006   1.787       2.323            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2005   1.701       1.787        51,519
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.298       1.410            --
                                                                              2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.442            --
                                                                              2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.444       2.678       124,271
                                                                              2013   1.901       2.444       216,542
                                                                              2012   1.668       1.901       275,611
                                                                              2011   1.747       1.668       400,847
                                                                              2010   1.522       1.747       428,926
                                                                              2009   1.145       1.522       450,704
                                                                              2008   2.035       1.145       499,267
                                                                              2007   1.767       2.035       444,740
                                                                              2006   1.615       1.767       419,747
                                                                              2005   1.410       1.615       404,405
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.142       3.266        61,357
                                                                              2013   2.359       3.142        81,777
                                                                              2012   2.101       2.359       168,155
                                                                              2011   2.405       2.101       253,032
                                                                              2010   1.908       2.405       259,296
                                                                              2009   1.393       1.908       269,311
                                                                              2008   2.353       1.393       277,225
                                                                              2007   2.082       2.353       329,854
                                                                              2006   1.889       2.082       345,497
                                                                              2005   1.633       1.889       490,035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.548       1.587        67,551
                                                                              2013   1.386       1.548       131,887
                                                                              2012   1.255       1.386       136,842
                                                                              2011   1.250       1.255       142,048
                                                                              2010   1.132       1.250       206,531
                                                                              2009   0.852       1.132       190,576
                                                                              2008   1.236       0.852       189,821
                                                                              2007   1.215       1.236       199,445
                                                                              2006   1.048       1.215       173,553
                                                                              2005   1.000       1.048            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.459       1.693            --
                                                                              2005   1.347       1.459       532,076
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.314       2.438        62,312
                                                                              2013   1.709       2.314        73,671
                                                                              2012   1.573       1.709        90,350
                                                                              2011   1.686       1.573       115,122
                                                                              2010   1.348       1.686       124,950
                                                                              2009   0.958       1.348       131,379
                                                                              2008   1.699       0.958       132,919
                                                                              2007   1.558       1.699       143,040
                                                                              2006   1.463       1.558       192,908
                                                                              2005   1.424       1.463       208,273
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.490       3.171            --
                                                                              2007   2.765       3.490        97,287
                                                                              2006   2.202       2.765        78,000
                                                                              2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.211       1.926        81,013
                                                                              2013   1.834       2.211       102,270
                                                                              2012   1.583       1.834       184,226
                                                                              2011   1.807       1.583       218,943
                                                                              2010   1.700       1.807       254,343
                                                                              2009   1.266       1.700       263,360
                                                                              2008   2.166       1.266       269,485
                                                                              2007   1.914       2.166       346,313
                                                                              2006   1.608       1.914       409,605
                                                                              2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.535       1.833            --
                                                                              2005   1.438       1.535        82,507

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   3.060       3.367         3,585
                                                                                   2013   2.364       3.060        38,513
                                                                                   2012   2.062       2.364        38,515
                                                                                   2011   2.139       2.062        85,340
                                                                                   2010   1.738       2.139        91,616
                                                                                   2009   1.228       1.738       108,772
                                                                                   2008   2.231       1.228       109,176
                                                                                   2007   1.870       2.231       110,258
                                                                                   2006   1.684       1.870       110,667
                                                                                   2005   1.533       1.684       105,346
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.527       1.708            --
                                                                                   2005   1.498       1.527       185,107
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.397       1.485            --
                                                                                   2006   1.328       1.397        43,087
                                                                                   2005   1.274       1.328        43,087
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.108       1.172            --
                                                                                   2009   0.936       1.108       260,348
                                                                                   2008   1.627       0.936       266,359
                                                                                   2007   1.582       1.627       514,303
                                                                                   2006   1.401       1.582       415,144
                                                                                   2005   1.341       1.401       405,706
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.507       2.959       222,470
                                                                                   2013   1.731       2.507       551,160
                                                                                   2012   1.488       1.731       702,672
                                                                                   2011   1.481       1.488       982,507
                                                                                   2010   1.209       1.481     1,073,899
                                                                                   2009   0.916       1.209     1,146,181
                                                                                   2008   1.569       0.916     1,218,795
                                                                                   2007   1.577       1.569     1,522,176
                                                                                   2006   1.479       1.577     1,689,670
                                                                                   2005   1.351       1.479     1,968,918
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.965       1.973            --
                                                                                   2013   1.517       1.965       323,845
                                                                                   2012   1.346       1.517       422,482
                                                                                   2011   1.464       1.346       500,765
                                                                                   2010   1.281       1.464       541,144
                                                                                   2009   1.010       1.281       580,428
                                                                                   2008   1.625       1.010       614,275
                                                                                   2007   1.637       1.625       751,038
                                                                                   2006   1.430       1.637       644,776
                                                                                   2005   1.392       1.430       696,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.073       2.256       349,257
                                                                                   2013   1.627       2.073       467,486
                                                                                   2012   1.432       1.627       578,072
                                                                                   2011   1.424       1.432       709,638
                                                                                   2010   1.289       1.424       776,702
                                                                                   2009   1.077       1.289       828,892
                                                                                   2008   1.555       1.077       787,380
                                                                                   2007   1.463       1.555       977,846
                                                                                   2006   1.300       1.463     1,057,241
                                                                                   2005   1.272       1.300     1,168,829
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   1.011       0.993            --
                                                                                   2008   1.461       1.011       122,786
                                                                                   2007   1.465       1.461       146,664
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.289       1.360            --
                                                                                   2010   1.167       1.289     2,896,354
                                                                                   2009   0.849       1.167     3,080,174
                                                                                   2008   1.497       0.849     3,491,265
                                                                                   2007   1.500       1.497     4,036,762
                                                                                   2006   1.347       1.500     4,329,793
                                                                                   2005   1.305       1.347     4,789,224
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.281       1.390            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.168       1.281        43,424
                                                                                  2009   0.976       1.168        43,453
                                                                                  2008   1.394       0.976        48,571
                                                                                  2007   1.336       1.394        48,606
                                                                                  2006   1.156       1.336        48,632
                                                                                  2005   1.181       1.156        49,847
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.877       2.090        10,285
                                                                                  2013   1.520       1.877        13,545
                                                                                  2012   1.358       1.520        13,553
                                                                                  2011   1.385       1.358        29,224
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.687       1.876        60,178
                                                                                  2013   1.369       1.687        95,743
                                                                                  2012   1.225       1.369       242,901
                                                                                  2011   1.160       1.225       299,669
                                                                                  2010   1.055       1.160       494,258
                                                                                  2009   0.878       1.055       585,437
                                                                                  2008   1.377       0.878     1,000,452
                                                                                  2007   1.334       1.377     1,171,876
                                                                                  2006   1.231       1.334     1,250,551
                                                                                  2005   1.205       1.231     1,297,692
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.106       2.353        82,686
                                                                                  2013   1.559       2.106       121,037
                                                                                  2012   1.321       1.559       125,489
                                                                                  2011   1.357       1.321       153,103
                                                                                  2010   1.260       1.357       157,230
                                                                                  2009   0.903       1.260       174,642
                                                                                  2008   1.469       0.903       185,729
                                                                                  2007   1.424       1.469       332,537
                                                                                  2006   1.388       1.424       419,425
                                                                                  2005   1.346       1.388       464,076
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287       109,490
                                                                                  2013   1.609       2.088       110,414
                                                                                  2012   1.410       1.609       167,667
                                                                                  2011   1.370       1.410       172,564
                                                                                  2010   1.277       1.370       206,094
                                                                                  2009   1.046       1.277       209,459
                                                                                  2008   1.658       1.046       223,704
                                                                                  2007   1.628       1.658       253,891
                                                                                  2006   1.405       1.628       231,247
                                                                                  2005   1.345       1.405       244,928
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.511       2.661        69,041
                                                                                  2013   1.865       2.511        68,325
                                                                                  2012   1.614       1.865       104,573
                                                                                  2011   1.714       1.614       105,548
                                                                                  2010   1.427       1.714       108,729
                                                                                  2009   1.070       1.427       118,171
                                                                                  2008   1.687       1.070       128,844
                                                                                  2007   1.607       1.687       250,439
                                                                                  2006   1.428       1.607       261,845
                                                                                  2005   1.345       1.428       398,914
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341        72,904
                                                                                  2013   2.272       3.275        74,682
                                                                                  2012   1.941       2.272        88,611
                                                                                  2011   1.953       1.941       105,501
                                                                                  2010   1.592       1.953       109,303
                                                                                  2009   1.137       1.592       117,268
                                                                                  2008   1.957       1.137       125,188
                                                                                  2007   1.815       1.957       227,745
                                                                                  2006   1.642       1.815       100,852
                                                                                  2005   1.597       1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924            --
                                                                                  2008   1.551       0.950       240,557
                                                                                  2007   1.509       1.551       262,292
                                                                                  2006   1.337       1.509       268,238
                                                                                  2005   1.308       1.337       283,325
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.421       1.443            --
                                                                                  2006   1.291       1.421       149,235
                                                                                  2005   1.272       1.291       175,226

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.895       0.958        34,947
                                                                                      2009   0.777       0.895        53,214
                                                                                      2008   1.006       0.777        76,954
                                                                                      2007   1.013       1.006        83,479
                                                                                      2006   0.993       1.013        85,099
                                                                                      2005   0.989       0.993        85,790
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.301       1.325            --
                                                                                      2010   1.190       1.301       254,872
                                                                                      2009   1.018       1.190       286,003
                                                                                      2008   1.202       1.018       300,701
                                                                                      2007   1.202       1.202       308,150
                                                                                      2006   1.164       1.202       305,999
                                                                                      2005   1.158       1.164       301,636
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.239       2.187       237,722
                                                                                      2013   2.091       2.239       312,339
                                                                                      2012   1.810       2.091       426,059
                                                                                      2011   1.803       1.810       473,345
                                                                                      2010   1.578       1.803       530,748
                                                                                      2009   1.006       1.578       570,467
                                                                                      2008   1.466       1.006       584,823
                                                                                      2007   1.491       1.466       638,240
                                                                                      2006   1.371       1.491       685,810
                                                                                      2005   1.363       1.371       692,777
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.024       1.017            --
                                                                                      2009   1.042       1.024     1,025,313
                                                                                      2008   1.037       1.042     1,303,252
                                                                                      2007   1.008       1.037       899,817
                                                                                      2006   0.983       1.008       886,641
                                                                                      2005   0.975       0.983       784,681
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.640       1.718            --
                                                                                      2006   1.417       1.640       260,923
                                                                                      2005   1.389       1.417       270,363
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.749       1.864            --
                                                                                      2006   1.580       1.749       140,991
                                                                                      2005   1.537       1.580       131,036
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.592       1.653            --
                                                                                      2006   1.385       1.592       412,477
                                                                                      2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.780       1.960            --
                                                                                      2006   1.618       1.780       333,170
                                                                                      2005   1.525       1.618       358,455
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.027       1.145        39,304
                                                                                      2013   1.010       1.027        66,281
                                                                                      2012   0.816       1.010        70,885
                                                                                      2011   0.879       0.816        98,524
                                                                                      2010   0.771       0.879       125,550
                                                                                      2009   0.582       0.771       111,581
                                                                                      2008   1.016       0.582       121,205
                                                                                      2007   1.217       1.016       126,435
                                                                                      2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.476       2.575            --
                                                                                      2013   1.956       2.476        26,774
                                                                                      2012   1.625       1.956        22,062
                                                                                      2011   1.789       1.625        24,670
                                                                                      2010   1.664       1.789        53,149
                                                                                      2009   1.185       1.664        76,064
                                                                                      2008   2.080       1.185        58,172
                                                                                      2007   1.626       2.080         8,148
                                                                                      2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.567       2.881        15,746

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.616       2.423        88,641
                                                                               2013   2.040       2.616       137,455
                                                                               2012   1.608       2.040       130,024
                                                                               2011   1.907       1.608       193,217
                                                                               2010   1.668       1.907       178,839
                                                                               2009   1.094       1.668       209,241
                                                                               2008   1.883       1.094       182,934
                                                                               2007   1.938       1.883       186,375
                                                                               2006   1.764       1.938       192,080
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.308       1.406       214,826
                                                                               2013   1.024       1.308       217,967
                                                                               2012   0.911       1.024       201,731
                                                                               2011   0.965       0.911       252,736
                                                                               2010   0.785       0.965       291,491
                                                                               2009   0.633       0.785       316,815
                                                                               2008   1.054       0.633       367,579
                                                                               2007   1.069       1.054       485,181
                                                                               2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.149       2.278         2,144
                                                                               2013   1.560       2.149         2,145
                                                                               2012   1.343       1.560         2,147
                                                                               2011   1.382       1.343         2,148
                                                                               2010   1.114       1.382         2,149
                                                                               2009   0.847       1.114         2,430
                                                                               2008   1.408       0.847           710
                                                                               2007   1.289       1.408            --
                                                                               2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900            --
                                                                               2013   1.418       1.852            --
                                                                               2012   1.251       1.418            --
                                                                               2011   1.420       1.251            --
                                                                               2010   1.212       1.420            --
                                                                               2009   0.958       1.212            --
                                                                               2008   1.307       0.958            --
                                                                               2007   1.346       1.307            --
                                                                               2006   1.266       1.346            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.424       1.424            --
                                                                               2013   1.342       1.424            --
                                                                               2012   1.121       1.342       211,158
                                                                               2011   1.227       1.121       235,577
                                                                               2010   1.176       1.227       254,296
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.519       2.308        43,386
                                                                               2013   2.704       2.519        44,753
                                                                               2012   2.321       2.704        56,245
                                                                               2011   2.912       2.321        69,258
                                                                               2010   2.403       2.912        83,785
                                                                               2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.762       2.060       126,244
                                                                          2012   1.541       1.762       128,312
                                                                          2011   1.760       1.541       135,747
                                                                          2010   1.612       1.760       171,286
                                                                          2009   1.250       1.612       209,067
                                                                          2008   2.213       1.250       236,538
                                                                          2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.053       1.140            --
                                                                          2012   1.021       1.053         1,925
                                                                          2011   1.100       1.021         1,926
                                                                          2010   0.913       1.100        42,628
                                                                          2009   0.681       0.913        40,700
                                                                          2008   1.126       0.681        26,487
                                                                          2007   1.274       1.126        25,543
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.293       1.435       317,652
                                                                          2013   0.986       1.293       446,108
                                                                          2012   0.853       0.986       516,164
                                                                          2011   0.906       0.853       733,645
                                                                          2010   0.790       0.906       810,324
                                                                          2009   0.681       0.790       950,292
                                                                          2008   1.091       0.681       965,887
                                                                          2007   1.073       1.091     1,205,286
                                                                          2006   1.001       1.073       772,130
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.615       1.691            --
                                                                          2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.919       2.137        98,974

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.459       1.919        98,931
                                                                        2012   1.312       1.459        59,013
                                                                        2011   1.335       1.312        21,417
                                                                        2010   1.210       1.335        32,564
                                                                        2009   1.036       1.210        37,638
                                                                        2008   1.685       1.036        26,990
                                                                        2007   1.677       1.685        32,213
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.317       1.380       265,476
                                                                        2013   1.356       1.317       335,083
                                                                        2012   1.288       1.356       344,387
                                                                        2011   1.235       1.288       398,260
                                                                        2010   1.165       1.235       403,645
                                                                        2009   1.087       1.165       402,977
                                                                        2008   1.150       1.087       388,128
                                                                        2007   1.106       1.150       378,055
                                                                        2006   1.068       1.106       390,131
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.510       1.481       154,592
                                                                        2013   1.541       1.510        69,072
                                                                        2012   1.572       1.541       218,551
                                                                        2011   1.604       1.572       383,591
                                                                        2010   1.625       1.604       379,836
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.360       1.332        26,623
                                                                        2006   1.327       1.360        22,159
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051
                                                                        2013   1.627       2.115       237,689
                                                                        2012   1.497       1.627       329,162
                                                                        2011   1.577       1.497       349,891
                                                                        2010   1.396       1.577       419,868
                                                                        2009   0.955       1.396       441,995
                                                                        2008   1.795       0.955       412,754
                                                                        2007   1.521       1.795       421,462
                                                                        2006   1.562       1.521       395,173
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.189       2.340         8,738
                                                                        2013   1.630       2.189         8,938
                                                                        2012   1.436       1.630        12,085
                                                                        2011   1.458       1.436        13,054
                                                                        2010   1.332       1.458        15,268
                                                                        2009   0.971       1.332        15,727
                                                                        2008   1.468       0.971        19,318
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.913       0.988            --
                                                                        2010   0.805       0.913       368,690
                                                                        2009   0.625       0.805        59,859
                                                                        2008   1.070       0.625        65,506
                                                                        2007   1.057       1.070        72,518
                                                                        2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.274       1.305            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.246
                                                                                           2012   1.165
                                                                                           2011   1.151
                                                                                           2010   1.067
                                                                                           2009   0.903
                                                                                           2008   1.076
                                                                                           2007   1.040
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.288
                                                                                           2013   1.185
                                                                                           2012   1.084
                                                                                           2011   1.095
                                                                                           2010   1.001
                                                                                           2009   0.826
                                                                                           2008   1.075
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.285
                                                                                           2013   1.111
                                                                                           2012   1.001
                                                                                           2011   1.035
                                                                                           2010   0.933
                                                                                           2009   0.752
                                                                                           2008   1.076
                                                                                           2007   1.052
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.265
                                                                                           2013   1.038
                                                                                           2012   0.918
                                                                                           2011   0.973
                                                                                           2010   0.865
                                                                                           2009   0.684
                                                                                           2008   1.075
                                                                                           2007   1.057
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.687
                                                                                           2013   1.449
                                                                                           2012   1.328
                                                                                           2011   1.326
                                                                                           2010   1.231
                                                                                           2009   1.061
                                                                                           2008   1.393
                                                                                           2007   1.365
                                                                                           2006   1.280
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.090
                                                                                           2013   1.571
                                                                                           2012   1.374
                                                                                           2011   1.390
                                                                                           2010   1.272
                                                                                           2009   1.074
                                                                                           2008   1.463
                                                                                           2007   1.387
                                                                                           2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.255
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.591
                                                                                           2013   1.170
                                                                                           2012   1.006
                                                                                           2011   1.040
                                                                                           2010   0.909
                                                                                           2009   0.648
                                                                                           2008   1.140
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.445
                                                                                           2013   1.462
                                                                                           2012   1.341
                                                                                           2011   1.326



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.274            --
                                                                                           1.246            --
                                                                                           1.165            --
                                                                                           1.151            --
                                                                                           1.067            --
                                                                                           0.903            --
                                                                                           1.076            --
                                                                                           1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.325            --
                                                                                           1.288            --
                                                                                           1.185            --
                                                                                           1.084            --
                                                                                           1.095       153,355
                                                                                           1.001       171,710
                                                                                           0.826       173,118
                                                                                           1.075        25,057
                                                                                           1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.323       369,997
                                                                                           1.285       784,675
                                                                                           1.111       531,953
                                                                                           1.001       801,844
                                                                                           1.035     1,009,157
                                                                                           0.933       579,908
                                                                                           0.752       438,422
                                                                                           1.076       445,185
                                                                                           1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.304        40,479
                                                                                           1.265        41,926
                                                                                           1.038       439,928
                                                                                           0.918       561,172
                                                                                           0.973       602,177
                                                                                           0.865       628,954
                                                                                           0.684       673,543
                                                                                           1.075       319,705
                                                                                           1.057       258,637
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.793       421,358
                                                                                           1.687       511,819
                                                                                           1.449       960,755
                                                                                           1.328     1,038,186
                                                                                           1.326     1,178,593
                                                                                           1.231     1,314,384
                                                                                           1.061     1,392,780
                                                                                           1.393     1,777,234
                                                                                           1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.270            --
                                                                                           2.090            --
                                                                                           1.571            --
                                                                                           1.374            --
                                                                                           1.390            --
                                                                                           1.272            --
                                                                                           1.074            --
                                                                                           1.463       331,646
                                                                                           1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.226            --
                                                                                           1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.698         5,524
                                                                                           1.591         8,308
                                                                                           1.170        12,078
                                                                                           1.006        83,098
                                                                                           1.040        93,013
                                                                                           0.909       104,772
                                                                                           0.648       109,471
                                                                                           1.140       110,938
                                                                                           1.066       130,654
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.491        67,909
                                                                                           1.445       125,729
                                                                                           1.462       133,538
                                                                                           1.341       238,433

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.727       1.868     1,386,269
                                                                                     2013   1.321       1.727     1,923,103
                                                                                     2012   1.197       1.321     2,172,045
                                                                                     2011   1.357       1.197     2,576,853
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.121            --
                                                                                     2006   1.115       1.101       333,054
                                                                                     2005   1.114       1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.199       1.237            --
                                                                                     2008   1.167       1.199     1,729,338
                                                                                     2007   1.095       1.167     1,803,314
                                                                                     2006   1.076       1.095     2,075,298
                                                                                     2005   1.071       1.076     2,289,666
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.965       2.124            --
                                                                                     2006   1.569       1.965       223,458
                                                                                     2005   1.427       1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.138       2.281            --
                                                                                     2006   1.860       2.138       185,531
                                                                                     2005   1.773       1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.364       1.450            --
                                                                                     2005   1.279       1.364        50,544
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.359       1.426            --
                                                                                     2005   1.327       1.359       885,053
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352            --
                                                                                     2005   1.233       1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062       157,445
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.080       1.068            --
                                                                                     2005   1.087       1.080       357,710
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.361       1.418            --
                                                                                     2005   1.361       1.361        67,802

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303           --
                                                                          2005   1.000       1.133           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266           --
                                                                          2005   1.000       1.105           --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.280       1.327           --
                                                                          2005   1.211       1.280        9,882







                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.428       1.361             --
                                                                            2007   1.247       1.428        114,349
                                                                            2006   1.237       1.247        117,674
                                                                            2005   1.170       1.237         97,729
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.251       1.305             --
                                                                            2005   1.220       1.251        456,774
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.305       1.271             --
                                                                            2005   1.160       1.305        357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.448       2.454      1,446,716
                                                                            2013   1.934       2.448      1,773,403
                                                                            2012   1.611       1.934      2,081,638
                                                                            2011   1.805       1.611      2,470,013
                                                                            2010   1.649       1.805      2,727,807
                                                                            2009   1.182       1.649      2,980,480
                                                                            2008   1.959       1.182      3,286,725
                                                                            2007   1.741       1.959      3,748,499
                                                                            2006   1.476       1.741      3,692,166
                                                                            2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.062       2.192      3,286,750
                                                                            2013   1.618       2.062      4,948,609
                                                                            2012   1.401       1.618      5,898,227
                                                                            2011   1.494       1.401      6,755,419
                                                                            2010   1.285       1.494      7,499,647
                                                                            2009   0.941       1.285      8,257,041
                                                                            2008   1.714       0.941      9,090,129
                                                                            2007   1.557       1.714      9,982,768
                                                                            2006   1.442       1.557     10,926,014
                                                                            2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.848       2.003      3,752,809
                                                                            2013   1.413       1.848      5,774,390
                                                                            2012   1.228       1.413      7,071,906
                                                                            2011   1.276       1.228      8,792,530
                                                                            2010   1.169       1.276      9,446,905
                                                                            2009   0.909       1.169     10,102,320
                                                                            2008   1.493       0.909     10,710,178
                                                                            2007   1.451       1.493     12,558,651
                                                                            2006   1.286       1.451     13,338,265
                                                                            2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.553       1.534             --
                                                                            2005   1.341       1.553         15,582
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.545       2.008             --
                                                                            2005   1.471       1.545         88,607
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.297       1.408             --
                                                                            2005   1.201       1.297         98,499

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.294       1.440            --
                                                                              2005   1.199       1.294       510,788
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.224       2.436       973,223
                                                                              2013   1.731       2.224     1,339,383
                                                                              2012   1.519       1.731     1,553,382
                                                                              2011   1.593       1.519     1,692,957
                                                                              2010   1.388       1.593     1,795,756
                                                                              2009   1.044       1.388     2,079,031
                                                                              2008   1.858       1.044     2,210,809
                                                                              2007   1.614       1.858     2,240,558
                                                                              2006   1.476       1.614     2,306,693
                                                                              2005   1.289       1.476     2,185,064
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.803       2.912       480,449
                                                                              2013   2.106       2.803       751,849
                                                                              2012   1.876       2.106       868,870
                                                                              2011   2.148       1.876       982,996
                                                                              2010   1.705       2.148     1,145,019
                                                                              2009   1.246       1.705     1,185,697
                                                                              2008   2.105       1.246     1,301,855
                                                                              2007   1.863       2.105     1,378,564
                                                                              2006   1.692       1.863     1,465,870
                                                                              2005   1.463       1.692     1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.541       1.579     1,002,722
                                                                              2013   1.380       1.541     1,165,197
                                                                              2012   1.251       1.380     1,279,708
                                                                              2011   1.247       1.251     1,311,827
                                                                              2010   1.130       1.247     1,346,056
                                                                              2009   0.850       1.130     1,337,708
                                                                              2008   1.234       0.850     1,502,191
                                                                              2007   1.214       1.234     2,139,957
                                                                              2006   1.048       1.214     1,753,408
                                                                              2005   1.000       1.048       692,069
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.336       1.549            --
                                                                              2005   1.233       1.336     1,676,368
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.107       2.219       131,096
                                                                              2013   1.557       2.107       202,131
                                                                              2012   1.434       1.557       224,709
                                                                              2011   1.537       1.434       253,898
                                                                              2010   1.230       1.537       325,492
                                                                              2009   0.874       1.230       393,782
                                                                              2008   1.552       0.874       420,984
                                                                              2007   1.424       1.552       471,727
                                                                              2006   1.337       1.424       545,220
                                                                              2005   1.302       1.337       677,799
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.050       2.771            --
                                                                              2007   2.418       3.050       972,084
                                                                              2006   1.927       2.418     1,024,769
                                                                              2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.018       1.757       788,045
                                                                              2013   1.675       2.018     1,035,143
                                                                              2012   1.446       1.675     1,313,538
                                                                              2011   1.652       1.446     1,714,756
                                                                              2010   1.555       1.652     1,965,658
                                                                              2009   1.158       1.555     2,242,157
                                                                              2008   1.983       1.158     2,456,722
                                                                              2007   1.753       1.983     2,787,846
                                                                              2006   1.474       1.753     3,046,408
                                                                              2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.408       1.680            --
                                                                              2005   1.320       1.408     1,051,123
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.678       2.944        72,204

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.070       2.678         86,726
                                                                                   2012   1.806       2.070        115,822
                                                                                   2011   1.874       1.806        139,296
                                                                                   2010   1.524       1.874        137,888
                                                                                   2009   1.077       1.524        133,187
                                                                                   2008   1.958       1.077        189,349
                                                                                   2007   1.642       1.958        149,286
                                                                                   2006   1.479       1.642        215,921
                                                                                   2005   1.348       1.479        232,937
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.345       1.504             --
                                                                                   2005   1.320       1.345        468,804
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.271       1.351             --
                                                                                   2006   1.209       1.271        140,706
                                                                                   2005   1.160       1.209        141,356
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.015       1.074             --
                                                                                   2009   0.857       1.015      2,834,764
                                                                                   2008   1.491       0.857      3,005,508
                                                                                   2007   1.451       1.491      3,249,742
                                                                                   2006   1.286       1.451      3,225,489
                                                                                   2005   1.232       1.286      2,970,439
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.261       2.666        839,406
                                                                                   2013   1.561       2.261      1,123,813
                                                                                   2012   1.343       1.561      1,414,141
                                                                                   2011   1.337       1.343      1,718,101
                                                                                   2010   1.092       1.337      2,012,879
                                                                                   2009   0.828       1.092      2,299,588
                                                                                   2008   1.419       0.828      2,555,974
                                                                                   2007   1.427       1.419      2,810,277
                                                                                   2006   1.338       1.427      3,158,674
                                                                                   2005   1.224       1.338      3,150,780
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.741       1.748             --
                                                                                   2013   1.345       1.741        838,602
                                                                                   2012   1.194       1.345      1,253,069
                                                                                   2011   1.299       1.194      1,527,578
                                                                                   2010   1.137       1.299      1,656,665
                                                                                   2009   0.897       1.137      1,905,822
                                                                                   2008   1.444       0.897      2,134,740
                                                                                   2007   1.456       1.444      2,348,601
                                                                                   2006   1.272       1.456      2,163,917
                                                                                   2005   1.239       1.272      2,349,100
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.937       2.106      1,042,357
                                                                                   2013   1.520       1.937      1,537,120
                                                                                   2012   1.339       1.520      1,760,293
                                                                                   2011   1.332       1.339      2,134,710
                                                                                   2010   1.207       1.332      2,329,716
                                                                                   2009   1.009       1.207      2,488,865
                                                                                   2008   1.457       1.009      1,539,896
                                                                                   2007   1.371       1.457      1,749,041
                                                                                   2006   1.219       1.371      1,896,711
                                                                                   2005   1.193       1.219      1,881,108
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.931       0.914             --
                                                                                   2008   1.346       0.931      1,250,543
                                                                                   2007   1.350       1.346      1,447,649
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.161       1.225             --
                                                                                   2010   1.052       1.161      4,146,917
                                                                                   2009   0.766       1.052      4,621,347
                                                                                   2008   1.351       0.766      5,695,592
                                                                                   2007   1.354       1.351      7,821,047
                                                                                   2006   1.216       1.354      9,970,658
                                                                                   2005   1.179       1.216     10,167,729
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.206       1.308             --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.100       1.206         73,519
                                                                                  2009   0.920       1.100         97,541
                                                                                  2008   1.314       0.920        102,285
                                                                                  2007   1.260       1.314        114,585
                                                                                  2006   1.091       1.260        116,303
                                                                                  2005   1.116       1.091        115,643
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.764       1.964         18,480
                                                                                  2013   1.430       1.764         35,934
                                                                                  2012   1.278       1.430         66,577
                                                                                  2011   1.304       1.278         70,068
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.561       1.736      2,820,958
                                                                                  2013   1.268       1.561      4,162,143
                                                                                  2012   1.135       1.268      5,943,919
                                                                                  2011   1.075       1.135      6,528,682
                                                                                  2010   0.979       1.075      7,037,398
                                                                                  2009   0.815       0.979      7,981,264
                                                                                  2008   1.279       0.815      8,359,905
                                                                                  2007   1.239       1.279      9,818,693
                                                                                  2006   1.144       1.239     10,233,108
                                                                                  2005   1.120       1.144     10,708,963
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.790       1.999        255,394
                                                                                  2013   1.325       1.790        401,586
                                                                                  2012   1.124       1.325        700,602
                                                                                  2011   1.155       1.124        826,424
                                                                                  2010   1.073       1.155        868,773
                                                                                  2009   0.769       1.073        982,108
                                                                                  2008   1.252       0.769      1,074,109
                                                                                  2007   1.214       1.252      1,200,932
                                                                                  2006   1.185       1.214      1,304,998
                                                                                  2005   1.149       1.185      1,435,244
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.917       2.098        165,622
                                                                                  2013   1.478       1.917        221,573
                                                                                  2012   1.295       1.478        217,789
                                                                                  2011   1.260       1.295        178,370
                                                                                  2010   1.174       1.260        183,743
                                                                                  2009   0.963       1.174        212,947
                                                                                  2008   1.527       0.963        222,353
                                                                                  2007   1.500       1.527        244,309
                                                                                  2006   1.295       1.500        246,900
                                                                                  2005   1.240       1.295        241,736
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.330       2.468        104,162
                                                                                  2013   1.731       2.330        119,922
                                                                                  2012   1.499       1.731        142,748
                                                                                  2011   1.593       1.499        181,745
                                                                                  2010   1.326       1.593        176,526
                                                                                  2009   0.996       1.326        178,780
                                                                                  2008   1.570       0.996        198,471
                                                                                  2007   1.496       1.570        214,545
                                                                                  2006   1.330       1.496        402,412
                                                                                  2005   1.253       1.330        485,165
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.847       2.903        187,950
                                                                                  2013   1.976       2.847        218,593
                                                                                  2012   1.689       1.976        257,681
                                                                                  2011   1.700       1.689        330,359
                                                                                  2010   1.387       1.700        429,473
                                                                                  2009   0.991       1.387        476,632
                                                                                  2008   1.707       0.991        552,331
                                                                                  2007   1.584       1.707        675,683
                                                                                  2006   1.433       1.584        267,113
                                                                                  2005   1.395       1.433        258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.885       0.860             --
                                                                                  2008   1.445       0.885        502,080
                                                                                  2007   1.406       1.445        519,030
                                                                                  2006   1.246       1.406        624,949
                                                                                  2005   1.220       1.246        476,000
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.310       1.329             --
                                                                                  2006   1.191       1.310      1,477,492
                                                                                  2005   1.174       1.191      1,468,118

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.954       0.941            --
                                                                                      2010   0.892       0.954       700,050
                                                                                      2009   0.775       0.892       888,442
                                                                                      2008   1.004       0.775     1,033,604
                                                                                      2007   1.011       1.004     1,281,072
                                                                                      2006   0.991       1.011     1,296,550
                                                                                      2005   0.989       0.991       787,064
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.239       1.262            --
                                                                                      2010   1.134       1.239       627,061
                                                                                      2009   0.970       1.134       733,634
                                                                                      2008   1.146       0.970       802,359
                                                                                      2007   1.147       1.146       965,512
                                                                                      2006   1.111       1.147     1,113,642
                                                                                      2005   1.106       1.111     1,146,889
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.949       1.903       463,881
                                                                                      2013   1.821       1.949       592,491
                                                                                      2012   1.577       1.821       568,706
                                                                                      2011   1.572       1.577       628,460
                                                                                      2010   1.376       1.572       669,177
                                                                                      2009   0.878       1.376       844,747
                                                                                      2008   1.280       0.878     1,084,456
                                                                                      2007   1.303       1.280     1,385,416
                                                                                      2006   1.198       1.303     1,437,673
                                                                                      2005   1.192       1.198     1,391,483
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.029       1.022            --
                                                                                      2009   1.048       1.029     3,495,146
                                                                                      2008   1.043       1.048     4,163,830
                                                                                      2007   1.014       1.043     2,667,132
                                                                                      2006   0.990       1.014     2,100,528
                                                                                      2005   0.983       0.990     1,030,513
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.465       1.534            --
                                                                                      2006   1.266       1.465       371,813
                                                                                      2005   1.242       1.266       391,295
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.590       1.694            --
                                                                                      2006   1.437       1.590       435,172
                                                                                      2005   1.398       1.437       474,249
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.463       1.518            --
                                                                                      2006   1.273       1.463     1,679,316
                                                                                      2005   1.259       1.273     1,508,303
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.638       1.803            --
                                                                                      2006   1.490       1.638     1,802,610
                                                                                      2005   1.405       1.490     1,796,356
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.023       1.140       247,450
                                                                                      2013   1.007       1.023       313,705
                                                                                      2012   0.814       1.007       485,212
                                                                                      2011   0.877       0.814       493,665
                                                                                      2010   0.770       0.877       574,708
                                                                                      2009   0.581       0.770       337,062
                                                                                      2008   1.015       0.581       360,544
                                                                                      2007   1.216       1.015       429,534
                                                                                      2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.378       2.473            --
                                                                                      2013   1.880       2.378       284,067
                                                                                      2012   1.563       1.880       322,609
                                                                                      2011   1.721       1.563       284,659
                                                                                      2010   1.602       1.721       377,262
                                                                                      2009   1.141       1.602       341,376
                                                                                      2008   2.004       1.141       370,793
                                                                                      2007   1.568       2.004       186,964
                                                                                      2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.466       2.766       225,785

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.390       2.212       430,845
                                                                               2013   1.865       2.390       815,832
                                                                               2012   1.470       1.865       867,123
                                                                               2011   1.745       1.470       924,086
                                                                               2010   1.526       1.745     1,080,441
                                                                               2009   1.002       1.526     1,111,985
                                                                               2008   1.726       1.002     1,198,096
                                                                               2007   1.776       1.726     1,353,456
                                                                               2006   1.617       1.776     1,310,925
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.303       1.400       804,508
                                                                               2013   1.021       1.303     1,209,292
                                                                               2012   0.909       1.021     1,538,125
                                                                               2011   0.963       0.909     1,700,612
                                                                               2010   0.783       0.963     2,059,397
                                                                               2009   0.632       0.783     2,314,290
                                                                               2008   1.053       0.632     2,550,701
                                                                               2007   1.069       1.053     2,426,368
                                                                               2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.139       2.267       119,221
                                                                               2013   1.554       2.139       215,214
                                                                               2012   1.338       1.554       154,536
                                                                               2011   1.378       1.338       222,535
                                                                               2010   1.112       1.378       230,492
                                                                               2009   0.846       1.112       121,466
                                                                               2008   1.406       0.846       100,188
                                                                               2007   1.288       1.406        70,814
                                                                               2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.844       1.891        22,381
                                                                               2013   1.413       1.844        54,418
                                                                               2012   1.247       1.413       113,265
                                                                               2011   1.416       1.247       189,679
                                                                               2010   1.209       1.416       211,197
                                                                               2009   0.956       1.209       202,757
                                                                               2008   1.305       0.956       190,483
                                                                               2007   1.345       1.305       189,754
                                                                               2006   1.266       1.345       126,371
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
                                                                               2006   1.344       1.323       288,669
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.302       1.302            --
                                                                               2013   1.228       1.302            --
                                                                               2012   1.025       1.228     2,587,108
                                                                               2011   1.123       1.025     2,702,413
                                                                               2010   1.077       1.123     2,763,170
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.195       2.010       461,931
                                                                               2013   2.357       2.195       635,342
                                                                               2012   2.024       2.357       680,849
                                                                               2011   2.541       2.024       768,536
                                                                               2010   2.098       2.541       860,220
                                                                               2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.653       1.932         3,121
                                                                          2012   1.446       1.653         9,256
                                                                          2011   1.653       1.446        11,295
                                                                          2010   1.515       1.653        21,757
                                                                          2009   1.175       1.515        25,038
                                                                          2008   2.081       1.175        42,358
                                                                          2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.049       1.136            --
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
                                                                          2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.288       1.429     1,881,531
                                                                          2013   0.982       1.288     2,503,009
                                                                          2012   0.850       0.982     2,964,658
                                                                          2011   0.904       0.850     3,320,592
                                                                          2010   0.788       0.904     3,641,553
                                                                          2009   0.680       0.788     4,240,403
                                                                          2008   1.090       0.680     4,537,287
                                                                          2007   1.073       1.090     5,132,859
                                                                          2006   1.001       1.073     3,476,876
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.520       1.592            --
                                                                          2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.800       2.004       206,058

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.369       1.800       219,122
                                                                        2012   1.232       1.369       278,509
                                                                        2011   1.254       1.232       387,771
                                                                        2010   1.137       1.254       412,655
                                                                        2009   0.974       1.137       459,696
                                                                        2008   1.586       0.974       403,580
                                                                        2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.251       1.310       434,558
                                                                        2013   1.289       1.251       613,928
                                                                        2012   1.225       1.289       985,032
                                                                        2011   1.175       1.225       994,987
                                                                        2010   1.109       1.175     1,033,972
                                                                        2009   1.035       1.109     1,064,724
                                                                        2008   1.096       1.035     1,133,497
                                                                        2007   1.054       1.096     1,319,097
                                                                        2006   1.019       1.054     1,180,513
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.373       1.345     1,245,965
                                                                        2013   1.401       1.373     3,103,821
                                                                        2012   1.431       1.401     2,486,475
                                                                        2011   1.460       1.431     2,471,154
                                                                        2010   1.480       1.460     2,180,803
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.289       1.261         1,889
                                                                        2006   1.257       1.289         7,367
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871
                                                                        2013   1.401       1.820        90,538
                                                                        2012   1.290       1.401        91,624
                                                                        2011   1.359       1.290        91,877
                                                                        2010   1.204       1.359       103,831
                                                                        2009   0.824       1.204       111,777
                                                                        2008   1.550       0.824       106,218
                                                                        2007   1.314       1.550        80,134
                                                                        2006   1.350       1.314        80,101
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.028       2.167        34,643
                                                                        2013   1.511       2.028        36,265
                                                                        2012   1.332       1.511        46,341
                                                                        2011   1.353       1.332        72,639
                                                                        2010   1.237       1.353        75,590
                                                                        2009   0.902       1.237        84,323
                                                                        2008   1.364       0.902        79,267
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.911       0.986            --
                                                                        2010   0.804       0.911       245,228
                                                                        2009   0.624       0.804       274,953
                                                                        2008   1.069       0.624       115,264
                                                                        2007   1.057       1.069        23,429
                                                                        2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.269       1.299       646,373

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.242
                                                                                           2012   1.161
                                                                                           2011   1.148
                                                                                           2010   1.065
                                                                                           2009   0.902
                                                                                           2008   1.075
                                                                                           2007   1.040
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.283
                                                                                           2013   1.181
                                                                                           2012   1.081
                                                                                           2011   1.092
                                                                                           2010   1.000
                                                                                           2009   0.825
                                                                                           2008   1.074
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.280
                                                                                           2013   1.107
                                                                                           2012   0.998
                                                                                           2011   1.033
                                                                                           2010   0.931
                                                                                           2009   0.751
                                                                                           2008   1.075
                                                                                           2007   1.051
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.260
                                                                                           2013   1.034
                                                                                           2012   0.915
                                                                                           2011   0.971
                                                                                           2010   0.864
                                                                                           2009   0.683
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.608
                                                                                           2013   1.382
                                                                                           2012   1.267
                                                                                           2011   1.265
                                                                                           2010   1.176
                                                                                           2009   1.014
                                                                                           2008   1.332
                                                                                           2007   1.305
                                                                                           2006   1.225
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.074
                                                                                           2013   1.559
                                                                                           2012   1.365
                                                                                           2011   1.381
                                                                                           2010   1.265
                                                                                           2009   1.069
                                                                                           2008   1.461
                                                                                           2007   1.385
                                                                                           2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   1.254
                                                                                           2013   1.009
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.585
                                                                                           2013   1.166
                                                                                           2012   1.003
                                                                                           2011   1.038
                                                                                           2010   0.907
                                                                                           2009   0.647
                                                                                           2008   1.139
                                                                                           2007   1.066
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.374
                                                                                           2013   1.391
                                                                                           2012   1.276
                                                                                           2011   1.263



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.269       695,467
                                                                                           1.242       855,261
                                                                                           1.161       344,748
                                                                                           1.148       319,474
                                                                                           1.065       287,644
                                                                                           0.902       316,451
                                                                                           1.075            --
                                                                                           1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.319       854,144
                                                                                           1.283     1,149,511
                                                                                           1.181     1,360,337
                                                                                           1.081       841,382
                                                                                           1.092       578,184
                                                                                           1.000       413,902
                                                                                           0.825       291,625
                                                                                           1.074       112,150
                                                                                           1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.317     2,492,343
                                                                                           1.280     3,379,071
                                                                                           1.107     3,821,361
                                                                                           0.998     3,571,445
                                                                                           1.033     3,577,364
                                                                                           0.931     3,581,028
                                                                                           0.751     2,952,280
                                                                                           1.075     1,974,991
                                                                                           1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.299     1,349,781
                                                                                           1.260     1,736,353
                                                                                           1.034     1,721,734
                                                                                           0.915     1,676,867
                                                                                           0.971     1,571,010
                                                                                           0.864     1,651,481
                                                                                           0.683     1,643,214
                                                                                           1.074     2,045,451
                                                                                           1.056     2,245,576
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.708     1,325,721
                                                                                           1.608     1,648,055
                                                                                           1.382     2,497,551
                                                                                           1.267     2,848,616
                                                                                           1.265     2,969,977
                                                                                           1.176     3,064,012
                                                                                           1.014     3,692,479
                                                                                           1.332     4,032,328
                                                                                           1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.251            --
                                                                                           2.074            --
                                                                                           1.559            --
                                                                                           1.365            --
                                                                                           1.381            --
                                                                                           1.265            --
                                                                                           1.069            --
                                                                                           1.461     1,305,982
                                                                                           1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 1.225            --
                                                                                           1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.690        49,601
                                                                                           1.585       289,770
                                                                                           1.166       293,357
                                                                                           1.003       300,060
                                                                                           1.038       341,269
                                                                                           0.907       505,914
                                                                                           0.647       464,039
                                                                                           1.139       498,844
                                                                                           1.066       508,970
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.418       233,961
                                                                                           1.374       351,811
                                                                                           1.391       446,479
                                                                                           1.276       494,176

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)...................... 2014   1.553       1.679     1,830,983
                                                                                     2013   1.189       1.553     2,842,080
                                                                                     2012   1.078       1.189     3,371,350
                                                                                     2011   1.222       1.078     3,761,606
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.122            --
                                                                                     2006   1.116       1.101     2,743,730
                                                                                     2005   1.116       1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.176       1.213            --
                                                                                     2008   1.145       1.176     6,768,225
                                                                                     2007   1.075       1.145     6,365,422
                                                                                     2006   1.057       1.075     6,685,769
                                                                                     2005   1.053       1.057     5,397,851
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.849       1.998            --
                                                                                     2006   1.477       1.849         2,466
                                                                                     2005   1.344       1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.842       1.965            --
                                                                                     2006   1.603       1.842       310,361
                                                                                     2005   1.529       1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.264       1.344            --
                                                                                     2005   1.186       1.264       288,936
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.248       1.309            --
                                                                                     2005   1.219       1.248     1,192,249
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.249       1.285            --
                                                                                     2005   1.172       1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.141            --
                                                                                     2005   1.000       1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030            --
                                                                                     2005   1.000       1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.079            --
                                                                                     2005   1.000       1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062     1,057,781
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.030       1.019            --
                                                                                     2005   1.037       1.030       981,703
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.410       1.617            --
                                                                                     2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.274       1.350            --
                                                                                     2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.191       1.201            --
                                                                                     2005   1.173       1.191     1,102,036
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.206       1.256            --
                                                                                     2005   1.206       1.206       329,452

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.302           --
                                                                          2005   1.000       1.133       36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266           --
                                                                          2005   1.000       1.105       31,332
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.213       1.257           --
                                                                          2005   1.149       1.213        7,209







                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.425       0.712            --
                                                                            2007   1.244       1.425            --
                                                                            2006   1.236       1.244            --
                                                                            2005   1.169       1.236            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.249       1.304            --
                                                                            2005   1.220       1.249            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.304       1.269            --
                                                                            2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.435       2.440        77,380
                                                                            2013   1.925       2.435        80,817
                                                                            2012   1.604       1.925        88,485
                                                                            2011   1.798       1.604        92,916
                                                                            2010   1.643       1.798        96,705
                                                                            2009   1.179       1.643       112,622
                                                                            2008   1.955       1.179       117,613
                                                                            2007   1.738       1.955       124,866
                                                                            2006   1.474       1.738       137,037
                                                                            2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   2.051       2.180       115,576
                                                                            2013   1.610       2.051       119,109
                                                                            2012   1.395       1.610       127,080
                                                                            2011   1.488       1.395       147,108
                                                                            2010   1.281       1.488       151,750
                                                                            2009   0.938       1.281       171,580
                                                                            2008   1.710       0.938       177,913
                                                                            2007   1.554       1.710       181,992
                                                                            2006   1.440       1.554       232,157
                                                                            2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.838       1.992        99,583
                                                                            2013   1.406       1.838       104,252
                                                                            2012   1.223       1.406       122,223
                                                                            2011   1.272       1.223       135,564
                                                                            2010   1.165       1.272       141,397
                                                                            2009   0.907       1.165       162,927
                                                                            2008   1.490       0.907       170,099
                                                                            2007   1.449       1.490       168,927
                                                                            2006   1.284       1.449       238,306
                                                                            2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.551       1.532            --
                                                                            2005   1.340       1.551            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.543       2.004            --
                                                                            2005   1.470       1.543            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.295       1.406            --
                                                                            2005   1.201       1.295            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.293       1.438           --
                                                                              2005   1.199       1.293       23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.213       2.423       34,696
                                                                              2013   1.723       2.213       34,667
                                                                              2012   1.513       1.723       34,486
                                                                              2011   1.587       1.513       34,907
                                                                              2010   1.384       1.587       34,776
                                                                              2009   1.042       1.384       50,893
                                                                              2008   1.854       1.042       49,780
                                                                              2007   1.611       1.854       40,601
                                                                              2006   1.474       1.611       50,182
                                                                              2005   1.288       1.474       21,661
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.788       2.895       11,962
                                                                              2013   2.096       2.788       11,614
                                                                              2012   1.868       2.096       16,791
                                                                              2011   2.140       1.868       31,466
                                                                              2010   1.700       2.140       28,133
                                                                              2009   1.242       1.700       27,593
                                                                              2008   2.101       1.242       26,698
                                                                              2007   1.860       2.101       25,939
                                                                              2006   1.690       1.860       25,324
                                                                              2005   1.462       1.690       24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.534       1.572       16,566
                                                                              2013   1.375       1.534       16,566
                                                                              2012   1.247       1.375       16,566
                                                                              2011   1.243       1.247       16,566
                                                                              2010   1.127       1.243       16,566
                                                                              2009   0.849       1.127       32,123
                                                                              2008   1.232       0.849       32,130
                                                                              2007   1.213       1.232       27,944
                                                                              2006   1.048       1.213       27,944
                                                                              2005   1.000       1.048        3,877
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.334       1.547           --
                                                                              2005   1.232       1.334        3,067
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.096       2.206          701
                                                                              2013   1.549       2.096          777
                                                                              2012   1.428       1.549          865
                                                                              2011   1.532       1.428          966
                                                                              2010   1.226       1.532        1,177
                                                                              2009   0.872       1.226        7,797
                                                                              2008   1.548       0.872        7,810
                                                                              2007   1.422       1.548        7,822
                                                                              2006   1.336       1.422        7,831
                                                                              2005   1.302       1.336        7,843
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.044       2.764           --
                                                                              2007   2.414       3.044       11,369
                                                                              2006   1.924       2.414       17,311
                                                                              2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   2.007       1.747        7,774
                                                                              2013   1.667       2.007        7,774
                                                                              2012   1.440       1.667        8,643
                                                                              2011   1.646       1.440        9,609
                                                                              2010   1.550       1.646       10,555
                                                                              2009   1.155       1.550       11,742
                                                                              2008   1.979       1.155       13,367
                                                                              2007   1.750       1.979       13,723
                                                                              2006   1.472       1.750       25,787
                                                                              2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.406       1.678           --
                                                                              2005   1.319       1.406           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.664       2.928        4,940

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   2.060       2.664        4,940
                                                                                   2012   1.799       2.060        5,493
                                                                                   2011   1.868       1.799        6,107
                                                                                   2010   1.519       1.868        6,708
                                                                                   2009   1.074       1.519        7,462
                                                                                   2008   1.954       1.074        8,495
                                                                                   2007   1.639       1.954        9,373
                                                                                   2006   1.478       1.639        9,373
                                                                                   2005   1.347       1.478        9,373
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.344       1.502           --
                                                                                   2005   1.320       1.344        4,952
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.269       1.349           --
                                                                                   2006   1.207       1.269        9,233
                                                                                   2005   1.160       1.207        8,498
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.012       1.070           --
                                                                                   2009   0.855       1.012       45,930
                                                                                   2008   1.488       0.855       45,978
                                                                                   2007   1.449       1.488       49,125
                                                                                   2006   1.284       1.449       51,122
                                                                                   2005   1.231       1.284       52,677
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.249       2.651       10,604
                                                                                   2013   1.554       2.249       10,604
                                                                                   2012   1.337       1.554       15,171
                                                                                   2011   1.332       1.337       16,910
                                                                                   2010   1.088       1.332       26,028
                                                                                   2009   0.826       1.088       28,144
                                                                                   2008   1.415       0.826       30,922
                                                                                   2007   1.424       1.415       13,661
                                                                                   2006   1.337       1.424        5,291
                                                                                   2005   1.223       1.337        5,298
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.732       1.738           --
                                                                                   2013   1.338       1.732        3,830
                                                                                   2012   1.189       1.338        4,047
                                                                                   2011   1.294       1.189       34,751
                                                                                   2010   1.134       1.294       35,941
                                                                                   2009   0.895       1.134       43,984
                                                                                   2008   1.441       0.895       45,520
                                                                                   2007   1.453       1.441       46,876
                                                                                   2006   1.271       1.453       41,018
                                                                                   2005   1.238       1.271       42,517
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.926       2.094       20,608
                                                                                   2013   1.513       1.926       21,458
                                                                                   2012   1.333       1.513       22,235
                                                                                   2011   1.327       1.333       24,094
                                                                                   2010   1.203       1.327       25,212
                                                                                   2009   1.006       1.203       25,339
                                                                                   2008   1.453       1.006       12,520
                                                                                   2007   1.369       1.453       12,657
                                                                                   2006   1.218       1.369       12,768
                                                                                   2005   1.192       1.218        2,581
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.928       0.912           --
                                                                                   2008   1.343       0.928       14,076
                                                                                   2007   1.347       1.343       14,076
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.157       1.220           --
                                                                                   2010   1.049       1.157       27,583
                                                                                   2009   0.764       1.049       39,695
                                                                                   2008   1.348       0.764       39,774
                                                                                   2007   1.352       1.348       39,839
                                                                                   2006   1.215       1.352       39,896
                                                                                   2005   1.179       1.215       39,960
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.201       1.303           --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.096       1.201            --
                                                                                  2009   0.917       1.096            --
                                                                                  2008   1.312       0.917            --
                                                                                  2007   1.258       1.312            --
                                                                                  2006   1.090       1.258            --
                                                                                  2005   1.115       1.090            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.755       1.953            --
                                                                                  2013   1.423       1.755            --
                                                                                  2012   1.273       1.423            --
                                                                                  2011   1.299       1.273            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.553       1.726       147,395
                                                                                  2013   1.262       1.553       149,426
                                                                                  2012   1.130       1.262       151,520
                                                                                  2011   1.071       1.130       155,332
                                                                                  2010   0.976       1.071       158,091
                                                                                  2009   0.813       0.976       171,975
                                                                                  2008   1.276       0.813       173,775
                                                                                  2007   1.237       1.276       454,854
                                                                                  2006   1.143       1.237       465,512
                                                                                  2005   1.120       1.143       484,636
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.780       1.987         3,942
                                                                                  2013   1.319       1.780         4,147
                                                                                  2012   1.119       1.319         4,382
                                                                                  2011   1.151       1.119         4,665
                                                                                  2010   1.070       1.151         4,965
                                                                                  2009   0.767       1.070         5,294
                                                                                  2008   1.250       0.767         5,703
                                                                                  2007   1.212       1.250         6,057
                                                                                  2006   1.183       1.212         6,346
                                                                                  2005   1.148       1.183        14,223
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.907       2.086            --
                                                                                  2013   1.471       1.907            --
                                                                                  2012   1.290       1.471            --
                                                                                  2011   1.255       1.290            --
                                                                                  2010   1.171       1.255            --
                                                                                  2009   0.960       1.171            --
                                                                                  2008   1.523       0.960            --
                                                                                  2007   1.498       1.523            --
                                                                                  2006   1.293       1.498            --
                                                                                  2005   1.240       1.293            --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.318       2.454         8,025
                                                                                  2013   1.723       2.318         8,434
                                                                                  2012   1.493       1.723         8,900
                                                                                  2011   1.587       1.493         9,455
                                                                                  2010   1.322       1.587        10,039
                                                                                  2009   0.993       1.322        10,675
                                                                                  2008   1.567       0.993        11,468
                                                                                  2007   1.494       1.567        12,190
                                                                                  2006   1.328       1.494        19,832
                                                                                  2005   1.252       1.328        27,399
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.832       2.887         2,698
                                                                                  2013   1.967       2.832         2,698
                                                                                  2012   1.682       1.967         3,000
                                                                                  2011   1.694       1.682         3,335
                                                                                  2010   1.382       1.694         3,663
                                                                                  2009   0.989       1.382         4,075
                                                                                  2008   1.703       0.989         4,639
                                                                                  2007   1.581       1.703         9,176
                                                                                  2006   1.432       1.581         9,176
                                                                                  2005   1.394       1.432         9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858            --
                                                                                  2008   1.442       0.882        36,176
                                                                                  2007   1.403       1.442        36,176
                                                                                  2006   1.245       1.403        36,176
                                                                                  2005   1.219       1.245            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.308       1.327            --
                                                                                  2006   1.189       1.308        14,076
                                                                                  2005   1.173       1.189        14,076

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.951       0.938            --
                                                                                      2010   0.889       0.951        20,288
                                                                                      2009   0.773       0.889        20,292
                                                                                      2008   1.002       0.773        20,296
                                                                                      2007   1.010       1.002        20,300
                                                                                      2006   0.990       1.010        24,696
                                                                                      2005   0.988       0.990        29,111
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.235       1.257            --
                                                                                      2010   1.131       1.235            --
                                                                                      2009   0.968       1.131            --
                                                                                      2008   1.144       0.968            --
                                                                                      2007   1.145       1.144            --
                                                                                      2006   1.110       1.145            --
                                                                                      2005   1.105       1.110            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.938       1.892         6,540
                                                                                      2013   1.813       1.938         6,831
                                                                                      2012   1.571       1.813        15,897
                                                                                      2011   1.566       1.571        17,364
                                                                                      2010   1.371       1.566         8,071
                                                                                      2009   0.876       1.371         8,261
                                                                                      2008   1.277       0.876         8,497
                                                                                      2007   1.300       1.277         8,701
                                                                                      2006   1.197       1.300         8,867
                                                                                      2005   1.191       1.197         3,844
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.026       1.019            --
                                                                                      2009   1.045       1.026       107,809
                                                                                      2008   1.040       1.045       107,814
                                                                                      2007   1.013       1.040       107,819
                                                                                      2006   0.989       1.013         3,729
                                                                                      2005   0.982       0.989         3,734
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.462       1.532            --
                                                                                      2006   1.264       1.462         6,735
                                                                                      2005   1.241       1.264         6,742
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.587       1.691            --
                                                                                      2006   1.436       1.587            --
                                                                                      2005   1.397       1.436         6,229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.461       1.515            --
                                                                                      2006   1.272       1.461        98,893
                                                                                      2005   1.258       1.272        92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.635       1.799            --
                                                                                      2006   1.488       1.635        46,317
                                                                                      2005   1.404       1.488        39,524
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.019       1.135            --
                                                                                      2013   1.003       1.019            --
                                                                                      2012   0.811       1.003            --
                                                                                      2011   0.875       0.811            --
                                                                                      2010   0.768       0.875            --
                                                                                      2009   0.581       0.768            --
                                                                                      2008   1.014       0.581            --
                                                                                      2007   1.216       1.014            --
                                                                                      2006   1.003       1.216            --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.366       2.460            --
                                                                                      2013   1.871       2.366            --
                                                                                      2012   1.556       1.871            --
                                                                                      2011   1.715       1.556            --
                                                                                      2010   1.596       1.715            --
                                                                                      2009   1.138       1.596            --
                                                                                      2008   1.999       1.138            --
                                                                                      2007   1.565       1.999            --
                                                                                      2006   1.532       1.565            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.453       2.751            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.377       2.199           --
                                                                               2013   1.856       2.377           --
                                                                               2012   1.464       1.856           --
                                                                               2011   1.738       1.464           --
                                                                               2010   1.521       1.738           --
                                                                               2009   0.999       1.521           --
                                                                               2008   1.722       0.999           --
                                                                               2007   1.773       1.722           --
                                                                               2006   1.615       1.773           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.298       1.394       36,040
                                                                               2013   1.018       1.298       36,046
                                                                               2012   0.906       1.018       36,603
                                                                               2011   0.961       0.906       37,222
                                                                               2010   0.782       0.961       63,236
                                                                               2009   0.631       0.782       64,009
                                                                               2008   1.052       0.631       65,062
                                                                               2007   1.068       1.052       90,378
                                                                               2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.130       2.257           --
                                                                               2013   1.548       2.130           --
                                                                               2012   1.334       1.548           --
                                                                               2011   1.374       1.334           --
                                                                               2010   1.109       1.374           --
                                                                               2009   0.844       1.109           --
                                                                               2008   1.404       0.844           --
                                                                               2007   1.287       1.404           --
                                                                               2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.836       1.882           --
                                                                               2013   1.407       1.836           --
                                                                               2012   1.243       1.407           --
                                                                               2011   1.412       1.243           --
                                                                               2010   1.206       1.412           --
                                                                               2009   0.954       1.206           --
                                                                               2008   1.303       0.954           --
                                                                               2007   1.344       1.303           --
                                                                               2006   1.265       1.344           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771           --
                                                                               2008   1.448       0.813           --
                                                                               2007   1.321       1.448           --
                                                                               2006   1.342       1.321           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.296       1.296           --
                                                                               2013   1.222       1.296           --
                                                                               2012   1.021       1.222       29,958
                                                                               2011   1.119       1.021       35,235
                                                                               2010   1.073       1.119       36,911
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
                                                                               2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.183       1.998        8,401
                                                                               2013   2.346       2.183        8,513
                                                                               2012   2.016       2.346        9,050
                                                                               2011   2.532       2.016        9,655
                                                                               2010   2.091       2.532        7,682
                                                                               2009   1.264       2.091        8,406
                                                                               2008   2.768       1.264        9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922           --
                                                                          2012   1.440       1.645           --
                                                                          2011   1.647       1.440           --
                                                                          2010   1.510       1.647           --
                                                                          2009   1.172       1.510           --
                                                                          2008   2.077       1.172           --
                                                                          2007   1.984       2.077           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.045       1.131           --
                                                                          2012   1.014       1.045           --
                                                                          2011   1.093       1.014           --
                                                                          2010   0.909       1.093           --
                                                                          2009   0.679       0.909           --
                                                                          2008   1.123       0.679           --
                                                                          2007   1.272       1.123           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306           --
                                                                          2013   1.049       1.306           --
                                                                          2012   0.884       1.049           --
                                                                          2011   0.986       0.884           --
                                                                          2010   0.869       0.986           --
                                                                          2009   0.634       0.869           --
                                                                          2008   1.090       0.634           --
                                                                          2007   1.047       1.090           --
                                                                          2006   0.996       1.047           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399        3,429
                                                                          2013   1.554       1.385        3,430
                                                                          2012   1.452       1.554        3,432
                                                                          2011   1.330       1.452       20,006
                                                                          2010   1.257       1.330       21,028
                                                                          2009   1.085       1.257       22,137
                                                                          2008   1.186       1.085       23,424
                                                                          2007   1.124       1.186       24,961
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936           --
                                                                          2013   1.365       1.779           --
                                                                          2012   1.261       1.365           --
                                                                          2011   1.349       1.261           --
                                                                          2010   1.185       1.349           --
                                                                          2009   0.977       1.185           --
                                                                          2008   1.485       0.977           --
                                                                          2007   1.445       1.485           --
                                                                          2006   1.348       1.445           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286           --
                                                                          2006   1.113       1.167           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.785       1.828        9,374
                                                                          2013   1.795       1.785        9,551
                                                                          2012   1.642       1.795        9,711
                                                                          2011   1.618       1.642       10,112
                                                                          2010   1.473       1.618       10,343
                                                                          2009   1.130       1.473       10,348
                                                                          2008   1.293       1.130       10,353
                                                                          2007   1.239       1.293       10,731
                                                                          2006   1.200       1.239       10,736
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.283       1.423       19,262
                                                                          2013   0.979       1.283       19,479
                                                                          2012   0.848       0.979       31,538
                                                                          2011   0.902       0.848       41,517
                                                                          2010   0.787       0.902       67,894
                                                                          2009   0.679       0.787       67,917
                                                                          2008   1.089       0.679       67,941
                                                                          2007   1.072       1.089       81,988
                                                                          2006   1.001       1.072       12,689
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589           --
                                                                          2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.363       1.791           --
                                                                        2012   1.226       1.363           --
                                                                        2011   1.250       1.226           --
                                                                        2010   1.134       1.250           --
                                                                        2009   0.971       1.134           --
                                                                        2008   1.582       0.971           --
                                                                        2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.244       1.303        2,930
                                                                        2013   1.283       1.244        2,933
                                                                        2012   1.220       1.283        2,936
                                                                        2011   1.171       1.220        2,940
                                                                        2010   1.105       1.171        7,544
                                                                        2009   1.033       1.105        7,550
                                                                        2008   1.094       1.033        7,557
                                                                        2007   1.052       1.094        8,160
                                                                        2006   1.017       1.052        8,164
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.366       1.338        4,539
                                                                        2013   1.395       1.366        4,544
                                                                        2012   1.425       1.395        4,549
                                                                        2011   1.455       1.425       76,435
                                                                        2010   1.475       1.455       74,443
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.737       0.727           --
                                                                        2008   1.259       0.737           --
                                                                        2007   1.287       1.259           --
                                                                        2006   1.256       1.287           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.713       0.743           --
                                                                        2008   1.319       0.713           --
                                                                        2007   1.296       1.319           --
                                                                        2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.130       1.242           --
                                                                        2012   0.998       1.130           --
                                                                        2011   1.087       0.998           --
                                                                        2010   0.970       1.087       19,602
                                                                        2009   0.814       0.970       26,542
                                                                        2008   1.362       0.814       26,560
                                                                        2007   1.337       1.362       29,123
                                                                        2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.811       1.969           --
                                                                        2013   1.394       1.811           --
                                                                        2012   1.284       1.394           --
                                                                        2011   1.354       1.284           --
                                                                        2010   1.201       1.354           --
                                                                        2009   0.822       1.201           --
                                                                        2008   1.546       0.822           --
                                                                        2007   1.312       1.546           --
                                                                        2006   1.348       1.312           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   2.018       2.155           --
                                                                        2013   1.504       2.018           --
                                                                        2012   1.327       1.504           --
                                                                        2011   1.348       1.327           --
                                                                        2010   1.233       1.348           --
                                                                        2009   0.900       1.233           --
                                                                        2008   1.361       0.900           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.909       0.983           --
                                                                        2010   0.802       0.909           --
                                                                        2009   0.623       0.802           --
                                                                        2008   1.068       0.623           --
                                                                        2007   1.057       1.068           --
                                                                        2006   1.002       1.057           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.264       1.293           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.238
                                                                                           2012   1.158
                                                                                           2011   1.145
                                                                                           2010   1.063
                                                                                           2009   0.900
                                                                                           2008   1.074
                                                                                           2007   1.039
                                                                                           2006   1.001
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 2014   1.278
                                                                                           2013   1.177
                                                                                           2012   1.078
                                                                                           2011   1.090
                                                                                           2010   0.998
                                                                                           2009   0.824
                                                                                           2008   1.073
                                                                                           2007   1.046
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.275
                                                                                           2013   1.103
                                                                                           2012   0.995
                                                                                           2011   1.030
                                                                                           2010   0.930
                                                                                           2009   0.750
                                                                                           2008   1.074
                                                                                           2007   1.051
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.255
                                                                                           2013   1.031
                                                                                           2012   0.913
                                                                                           2011   0.968
                                                                                           2010   0.862
                                                                                           2009   0.682
                                                                                           2008   1.074
                                                                                           2007   1.056
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.600
                                                                                           2013   1.376
                                                                                           2012   1.262
                                                                                           2011   1.261
                                                                                           2010   1.172
                                                                                           2009   1.011
                                                                                           2008   1.329
                                                                                           2007   1.303
                                                                                           2006   1.223
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.058
                                                                                           2013   1.548
                                                                                           2012   1.356
                                                                                           2011   1.373
                                                                                           2010   1.258
                                                                                           2009   1.063
                                                                                           2008   1.458
                                                                                           2007   1.384
                                                                                           2006   1.256
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.579
                                                                                           2013   1.162
                                                                                           2012   1.000
                                                                                           2011   1.035
                                                                                           2010   0.906
                                                                                           2009   0.647
                                                                                           2008   1.138
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.367
                                                                                           2013   1.385
                                                                                           2012   1.271
                                                                                           2011   1.258
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.545



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.264            --
                                                                                           1.238            --
                                                                                           1.158            --
                                                                                           1.145            --
                                                                                           1.063            --
                                                                                           0.900            --
                                                                                           1.074            --
                                                                                           1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).............................. 1.313            --
                                                                                           1.278            --
                                                                                           1.177            --
                                                                                           1.078            --
                                                                                           1.090            --
                                                                                           0.998            --
                                                                                           0.824            --
                                                                                           1.073            --
                                                                                           1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.311            --
                                                                                           1.275            --
                                                                                           1.103            --
                                                                                           0.995            --
                                                                                           1.030            --
                                                                                           0.930            --
                                                                                           0.750            --
                                                                                           1.074            --
                                                                                           1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.293        17,106
                                                                                           1.255        17,121
                                                                                           1.031        17,138
                                                                                           0.913        17,158
                                                                                           0.968        17,179
                                                                                           0.862        17,203
                                                                                           0.682        17,227
                                                                                           1.074        17,248
                                                                                           1.056        17,267
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.699         6,927
                                                                                           1.600         6,933
                                                                                           1.376        53,208
                                                                                           1.262        45,644
                                                                                           1.261        46,622
                                                                                           1.172        62,555
                                                                                           1.011        63,793
                                                                                           1.329        60,104
                                                                                           1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.233            --
                                                                                           2.058            --
                                                                                           1.548            --
                                                                                           1.356            --
                                                                                           1.373            --
                                                                                           1.258            --
                                                                                           1.063            --
                                                                                           1.458         2,560
                                                                                           1.384         2,560
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.683            --
                                                                                           1.579            --
                                                                                           1.162            --
                                                                                           1.000            --
                                                                                           1.035            --
                                                                                           0.906            --
                                                                                           0.647            --
                                                                                           1.138            --
                                                                                           1.065            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.410            --
                                                                                           1.367            --
                                                                                           1.385            --
                                                                                           1.271            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.670        11,250

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2013   1.183       1.545        11,275
                                                                                     2012   1.073       1.183        11,303
                                                                                     2011   1.218       1.073        11,338
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.099       1.120            --
                                                                                     2006   1.115       1.099        41,396
                                                                                     2005   1.115       1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.173       1.210            --
                                                                                     2008   1.143       1.173       103,283
                                                                                     2007   1.073       1.143        89,883
                                                                                     2006   1.056       1.073        89,261
                                                                                     2005   1.052       1.056        88,432
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.845       1.995            --
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839         8,267
                                                                                     2005   1.528       1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        27,363
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.140            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.030            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.078            --
                                                                                     2005   1.000       1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.105            --
                                                                                     2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.053            --
                                                                                     2005   1.000       1.034            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.029       1.017            --
                                                                                     2005   1.036       1.029         7,733
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.190       1.200            --
                                                                                     2005   1.172       1.190         5,460
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.204       1.254            --
                                                                                     2005   1.205       1.204            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.132       1.301            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2005   1.000       1.132    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)........ 2006   1.105       1.265    --
                                                                         2005   1.000       1.105    --
 Travelers Van Kampen Enterprise Subaccount (11/99)..................... 2006   1.212       1.256    --
                                                                         2005   1.148       1.212    --







                              VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............. 2008   1.290       0.644            --
                                                                            2007   1.127       1.290            --
                                                                            2006   1.120       1.127            --
                                                                            2005   1.060       1.120            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........... 2006   1.108       1.156            --
                                                                            2005   1.082       1.108       353,457
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........... 2006   1.191       1.158            --
                                                                            2005   1.059       1.191       174,445
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................. 2014   2.048       2.050       631,212
                                                                            2013   1.619       2.048       818,627
                                                                            2012   1.350       1.619       899,010
                                                                            2011   1.514       1.350       944,797
                                                                            2010   1.384       1.514     1,082,778
                                                                            2009   0.994       1.384     1,178,225
                                                                            2008   1.648       0.994     1,270,776
                                                                            2007   1.467       1.648     1,327,149
                                                                            2006   1.244       1.467     1,524,051
                                                                            2005   1.114       1.244     1,208,887
 American Funds Growth Subaccount (Class 2) (11/99)........................ 2014   1.754       1.863     1,454,135
                                                                            2013   1.377       1.754     2,184,693
                                                                            2012   1.194       1.377     2,522,517
                                                                            2011   1.274       1.194     2,820,511
                                                                            2010   1.097       1.274     3,237,027
                                                                            2009   0.804       1.097     3,648,912
                                                                            2008   1.466       0.804     3,917,087
                                                                            2007   1.334       1.466     4,009,690
                                                                            2006   1.236       1.334     4,214,159
                                                                            2005   1.087       1.236     3,292,877
 American Funds Growth-Income Subaccount (Class 2) (11/99)................. 2014   1.574       1.705     1,312,376
                                                                            2013   1.205       1.574     1,869,376
                                                                            2012   1.048       1.205     2,146,011
                                                                            2011   1.091       1.048     2,439,940
                                                                            2010   1.000       1.091     3,026,115
                                                                            2009   0.779       1.000     3,429,437
                                                                            2008   1.280       0.779     3,668,310
                                                                            2007   1.245       1.280     3,890,683
                                                                            2006   1.104       1.245     4,027,425
                                                                            2005   1.066       1.104     3,282,663
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).......................................... 2006   1.354       1.338            --
                                                                            2005   1.171       1.354        76,052
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)...................... 2006   1.352       1.755            --
                                                                            2005   1.289       1.352        34,976
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)....... 2006   1.206       1.309            --
                                                                            2005   1.118       1.206        63,903

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.208       1.344            --
                                                                              2005   1.121       1.208        90,980
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.895       2.074       264,669
                                                                              2013   1.477       1.895       475,139
                                                                              2012   1.297       1.477       532,287
                                                                              2011   1.361       1.297       642,604
                                                                              2010   1.188       1.361       727,186
                                                                              2009   0.894       1.188       849,211
                                                                              2008   1.593       0.894       941,876
                                                                              2007   1.385       1.593       945,221
                                                                              2006   1.268       1.385       947,119
                                                                              2005   1.109       1.268       720,921
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.332       2.420       226,718
                                                                              2013   1.754       2.332       302,070
                                                                              2012   1.564       1.754       318,594
                                                                              2011   1.793       1.564       357,635
                                                                              2010   1.425       1.793       400,078
                                                                              2009   1.042       1.425       434,673
                                                                              2008   1.762       1.042       494,669
                                                                              2007   1.561       1.762       522,630
                                                                              2006   1.419       1.561       478,423
                                                                              2005   1.228       1.419       367,724
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.528       1.564       145,914
                                                                              2013   1.370       1.528       261,498
                                                                              2012   1.243       1.370       303,999
                                                                              2011   1.240       1.243       317,618
                                                                              2010   1.124       1.240       332,448
                                                                              2009   0.847       1.124       292,894
                                                                              2008   1.231       0.847       293,754
                                                                              2007   1.212       1.231       305,622
                                                                              2006   1.047       1.212       323,672
                                                                              2005   1.000       1.047       182,554
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.192       1.381            --
                                                                              2005   1.101       1.192       413,212
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.741       1.832         2,102
                                                                              2013   1.288       1.741         2,315
                                                                              2012   1.187       1.288         2,562
                                                                              2011   1.274       1.187         4,090
                                                                              2010   1.020       1.274         4,502
                                                                              2009   0.726       1.020         5,109
                                                                              2008   1.290       0.726         5,732
                                                                              2007   1.185       1.290         5,940
                                                                              2006   1.114       1.185         6,096
                                                                              2005   1.086       1.114         5,038
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.489       2.260            --
                                                                              2007   1.975       2.489       178,266
                                                                              2006   1.575       1.975       226,098
                                                                              2005   1.263       1.575       129,996
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.695       1.475       235,310
                                                                              2013   1.409       1.695       399,229
                                                                              2012   1.217       1.409       647,516
                                                                              2011   1.392       1.217       746,058
                                                                              2010   1.312       1.392       768,901
                                                                              2009   0.978       1.312       804,657
                                                                              2008   1.676       0.978       921,223
                                                                              2007   1.483       1.676       894,448
                                                                              2006   1.248       1.483       892,316
                                                                              2005   1.157       1.248       709,853
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.194       1.424            --
                                                                              2005   1.121       1.194       302,144
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.227       2.446        26,042

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.723       2.227        74,932
                                                                                   2012   1.505       1.723        81,508
                                                                                   2011   1.564       1.505        83,522
                                                                                   2010   1.273       1.564        75,069
                                                                                   2009   0.900       1.273        75,558
                                                                                   2008   1.639       0.900        79,881
                                                                                   2007   1.375       1.639        81,578
                                                                                   2006   1.240       1.375        46,830
                                                                                   2005   1.131       1.240        43,482
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.147       1.281            --
                                                                                   2005   1.127       1.147       153,713
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.123       1.193            --
                                                                                   2006   1.069       1.123            --
                                                                                   2005   1.027       1.069            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.876       0.926            --
                                                                                   2009   0.740       0.876       984,303
                                                                                   2008   1.289       0.740     1,022,087
                                                                                   2007   1.255       1.289     1,055,123
                                                                                   2006   1.113       1.255     1,144,232
                                                                                   2005   1.068       1.113     1,028,442
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.954       2.303       342,139
                                                                                   2013   1.351       1.954       393,902
                                                                                   2012   1.163       1.351       396,506
                                                                                   2011   1.159       1.163       409,813
                                                                                   2010   0.948       1.159       483,489
                                                                                   2009   0.720       0.948       552,090
                                                                                   2008   1.234       0.720       593,380
                                                                                   2007   1.242       1.234       625,818
                                                                                   2006   1.166       1.242       912,961
                                                                                   2005   1.067       1.166       696,942
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.475       1.480            --
                                                                                   2013   1.140       1.475        53,412
                                                                                   2012   1.013       1.140        60,295
                                                                                   2011   1.104       1.013        73,240
                                                                                   2010   0.967       1.104        75,570
                                                                                   2009   0.764       0.967       181,737
                                                                                   2008   1.231       0.764       213,678
                                                                                   2007   1.242       1.231       206,494
                                                                                   2006   1.086       1.242       503,982
                                                                                   2005   1.059       1.086       390,672
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.701       1.848       241,955
                                                                                   2013   1.337       1.701       438,005
                                                                                   2012   1.178       1.337       446,373
                                                                                   2011   1.173       1.178       422,832
                                                                                   2010   1.064       1.173       432,404
                                                                                   2009   0.891       1.064       476,111
                                                                                   2008   1.287       0.891       497,112
                                                                                   2007   1.213       1.287       544,610
                                                                                   2006   1.080       1.213       557,311
                                                                                   2005   1.058       1.080       525,303
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.816       0.802            --
                                                                                   2008   1.182       0.816        39,512
                                                                                   2007   1.185       1.182        41,137
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.018       1.073            --
                                                                                   2010   0.923       1.018       973,925
                                                                                   2009   0.672       0.923       975,105
                                                                                   2008   1.187       0.672     1,014,682
                                                                                   2007   1.191       1.187     1,759,907
                                                                                   2006   1.071       1.191     1,775,385
                                                                                   2005   1.040       1.071     1,534,932
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.093       1.185            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   0.998       1.093        24,041
                                                                                  2009   0.835       0.998        24,058
                                                                                  2008   1.195       0.835        26,553
                                                                                  2007   1.147       1.195        26,571
                                                                                  2006   0.994       1.147        26,587
                                                                                  2005   1.017       0.994        19,939
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.594       1.773            --
                                                                                  2013   1.293       1.594            --
                                                                                  2012   1.157       1.293            --
                                                                                  2011   1.181       1.157            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.426       1.583       205,875
                                                                                  2013   1.159       1.426       199,856
                                                                                  2012   1.038       1.159       205,908
                                                                                  2011   0.985       1.038       213,587
                                                                                  2010   0.897       0.985       219,519
                                                                                  2009   0.748       0.897       353,881
                                                                                  2008   1.174       0.748       464,280
                                                                                  2007   1.139       1.174       464,811
                                                                                  2006   1.053       1.139       488,597
                                                                                  2005   1.032       1.053       426,740
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.530       1.707         2,863
                                                                                  2013   1.134       1.530        28,246
                                                                                  2012   0.963       1.134        29,064
                                                                                  2011   0.990       0.963        29,552
                                                                                  2010   0.921       0.990        91,046
                                                                                  2009   0.661       0.921        91,170
                                                                                  2008   1.077       0.661       101,152
                                                                                  2007   1.045       1.077       100,607
                                                                                  2006   1.021       1.045       165,633
                                                                                  2005   0.991       1.021       129,001
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.655       1.810        67,793
                                                                                  2013   1.277       1.655        69,315
                                                                                  2012   1.121       1.277        70,813
                                                                                  2011   1.091       1.121        27,810
                                                                                  2010   1.018       1.091        29,607
                                                                                  2009   0.836       1.018        31,529
                                                                                  2008   1.326       0.836        33,906
                                                                                  2007   1.304       1.326        35,213
                                                                                  2006   1.127       1.304        36,046
                                                                                  2005   1.081       1.127        36,984
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.019       2.136        13,604
                                                                                  2013   1.501       2.019        18,502
                                                                                  2012   1.301       1.501         4,897
                                                                                  2011   1.384       1.301         7,169
                                                                                  2010   1.154       1.384         2,324
                                                                                  2009   0.867       1.154         8,526
                                                                                  2008   1.369       0.867         2,739
                                                                                  2007   1.305       1.369        23,997
                                                                                  2006   1.161       1.305        34,809
                                                                                  2005   1.096       1.161        35,567
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.362       2.406        25,300
                                                                                  2013   1.641       2.362        35,063
                                                                                  2012   1.404       1.641        39,862
                                                                                  2011   1.415       1.404        67,633
                                                                                  2010   1.155       1.415       119,868
                                                                                  2009   0.826       1.155       120,076
                                                                                  2008   1.424       0.826       120,163
                                                                                  2007   1.323       1.424       119,185
                                                                                  2006   1.198       1.323        51,022
                                                                                  2005   1.167       1.198        51,022
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.773       0.752            --
                                                                                  2008   1.264       0.773       177,698
                                                                                  2007   1.231       1.264       202,584
                                                                                  2006   1.093       1.231       225,680
                                                                                  2005   1.071       1.093       174,038
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.152       1.168            --
                                                                                  2006   1.048       1.152        40,801
                                                                                  2005   1.034       1.048        18,956

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.958       0.945            --
                                                                                      2010   0.897       0.958       131,332
                                                                                      2009   0.780       0.897        67,152
                                                                                      2008   1.011       0.780        69,808
                                                                                      2007   1.020       1.011        35,150
                                                                                      2006   1.001       1.020        35,006
                                                                                      2005   0.999       1.001        34,523
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.193       1.215            --
                                                                                      2010   1.093       1.193         5,728
                                                                                      2009   0.936       1.093         5,736
                                                                                      2008   1.107       0.936         5,743
                                                                                      2007   1.109       1.107         5,750
                                                                                      2006   1.075       1.109         5,756
                                                                                      2005   1.071       1.075         5,763
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.759       1.716       133,955
                                                                                      2013   1.646       1.759       163,634
                                                                                      2012   1.427       1.646       178,317
                                                                                      2011   1.424       1.427       222,994
                                                                                      2010   1.247       1.424       267,688
                                                                                      2009   0.797       1.247       260,201
                                                                                      2008   1.163       0.797       304,392
                                                                                      2007   1.184       1.163       359,284
                                                                                      2006   1.090       1.184       372,782
                                                                                      2005   1.086       1.090       220,396
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.037       1.029            --
                                                                                      2009   1.057       1.037     1,793,546
                                                                                      2008   1.052       1.057     1,897,518
                                                                                      2007   1.025       1.052     1,297,682
                                                                                      2006   1.001       1.025       671,961
                                                                                      2005   0.995       1.001        57,160
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.246       1.305            --
                                                                                      2006   1.078       1.246            --
                                                                                      2005   1.058       1.078            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.328       1.415            --
                                                                                      2006   1.202       1.328        67,097
                                                                                      2005   1.170       1.202        70,238
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.277       1.325            --
                                                                                      2006   1.112       1.277       508,027
                                                                                      2005   1.101       1.112       516,684
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.352       1.487            --
                                                                                      2006   1.231       1.352       437,900
                                                                                      2005   1.162       1.231       426,413
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   1.015       1.130        83,849
                                                                                      2013   1.000       1.015       192,324
                                                                                      2012   0.809       1.000       194,609
                                                                                      2011   0.873       0.809       231,019
                                                                                      2010   0.767       0.873       214,677
                                                                                      2009   0.580       0.767       186,063
                                                                                      2008   1.014       0.580       152,894
                                                                                      2007   1.216       1.014       118,066
                                                                                      2006   1.003       1.216        49,955
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.058       2.140            --
                                                                                      2013   1.629       2.058       134,911
                                                                                      2012   1.355       1.629       139,463
                                                                                      2011   1.494       1.355        99,426
                                                                                      2010   1.391       1.494       105,199
                                                                                      2009   0.993       1.391       132,089
                                                                                      2008   1.744       0.993       128,462
                                                                                      2007   1.366       1.744       101,458
                                                                                      2006   1.338       1.366        54,370
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.133       2.391        79,632

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.066       1.910       168,582
                                                                               2013   1.614       2.066       204,153
                                                                               2012   1.274       1.614       228,783
                                                                               2011   1.513       1.274       282,493
                                                                               2010   1.325       1.513       298,564
                                                                               2009   0.871       1.325       363,948
                                                                               2008   1.501       0.871       380,540
                                                                               2007   1.547       1.501       381,197
                                                                               2006   1.409       1.547       390,908
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.293       1.388       112,000
                                                                               2013   1.014       1.293       151,111
                                                                               2012   0.904       1.014       311,791
                                                                               2011   0.959       0.904       336,392
                                                                               2010   0.780       0.959       350,136
                                                                               2009   0.630       0.780       397,021
                                                                               2008   1.051       0.630       490,266
                                                                               2007   1.068       1.051       529,466
                                                                               2006   1.015       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.121       2.246       103,937
                                                                               2013   1.542       2.121       108,142
                                                                               2012   1.330       1.542        95,272
                                                                               2011   1.370       1.330        83,580
                                                                               2010   1.107       1.370        72,961
                                                                               2009   0.843       1.107         6,554
                                                                               2008   1.402       0.843         2,489
                                                                               2007   1.286       1.402         4,361
                                                                               2006   1.301       1.286         4,362
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.828       1.873         2,787
                                                                               2013   1.402       1.828         5,807
                                                                               2012   1.238       1.402         6,537
                                                                               2011   1.408       1.238         9,498
                                                                               2010   1.203       1.408         7,462
                                                                               2009   0.952       1.203         9,991
                                                                               2008   1.301       0.952         6,970
                                                                               2007   1.343       1.301         8,885
                                                                               2006   1.264       1.343         3,982
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.723       0.686            --
                                                                               2008   1.287       0.723       153,352
                                                                               2007   1.175       1.287       194,832
                                                                               2006   1.194       1.175       197,432
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.120       1.120            --
                                                                               2013   1.056       1.120            --
                                                                               2012   0.883       1.056       678,349
                                                                               2011   0.968       0.883       897,950
                                                                               2010   0.929       0.968       923,735
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.207       1.241        49,267
                                                                               2013   0.952       1.207        49,299
                                                                               2012   0.833       0.952        49,336
                                                                               2011   0.978       0.833        49,379
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.294       1.288       230,933
                                                                               2013   0.998       1.294       371,176
                                                                               2012   0.864       0.998       400,609
                                                                               2011   0.970       0.864       549,679
                                                                               2010   0.827       0.970       680,614
                                                                               2009   0.668       0.827       784,142
                                                                               2008   0.973       0.668       857,423
                                                                               2007   1.025       0.973       846,047
                                                                               2006   1.003       1.025       494,918
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.780       1.629       158,473
                                                                               2013   1.914       1.780       210,055
                                                                               2012   1.645       1.914       205,581
                                                                               2011   2.067       1.645       227,409
                                                                               2010   1.708       2.067       236,429
                                                                               2009   1.033       1.708       181,927
                                                                               2008   2.264       1.033       177,810
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.653       1.505        13,357

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.416       1.653        34,179
                                                                          2012   1.240       1.416        34,678
                                                                          2011   1.419       1.240        33,290
                                                                          2010   1.301       1.419        33,906
                                                                          2009   1.011       1.301        33,048
                                                                          2008   1.792       1.011        36,366
                                                                          2007   1.712       1.792        18,531
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.041       1.127            --
                                                                          2012   1.011       1.041        14,358
                                                                          2011   1.090       1.011        31,816
                                                                          2010   0.907       1.090        32,562
                                                                          2009   0.677       0.907        22,159
                                                                          2008   1.122       0.677        39,020
                                                                          2007   1.271       1.122        41,941
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.301       1.301        37,528
                                                                          2013   1.046       1.301       146,516
                                                                          2012   0.882       1.046       361,418
                                                                          2011   0.984       0.882       362,250
                                                                          2010   0.867       0.984       368,711
                                                                          2009   0.634       0.867       522,974
                                                                          2008   1.089       0.634       591,353
                                                                          2007   1.047       1.089       616,360
                                                                          2006   0.996       1.047       651,080
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.321       1.334       456,104
                                                                          2013   1.483       1.321       587,247
                                                                          2012   1.386       1.483       727,042
                                                                          2011   1.270       1.386       793,379
                                                                          2010   1.202       1.270       836,260
                                                                          2009   1.037       1.202       776,071
                                                                          2008   1.135       1.037       953,326
                                                                          2007   1.076       1.135     1,045,829
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.466       1.495       715,556
                                                                          2013   1.527       1.466       956,474
                                                                          2012   1.428       1.527     1,330,404
                                                                          2011   1.414       1.428     1,155,203
                                                                          2010   1.335       1.414     1,218,236
                                                                          2009   1.203       1.335     1,183,299
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.580       1.719         8,078
                                                                          2013   1.213       1.580         9,477
                                                                          2012   1.121       1.213        11,124
                                                                          2011   1.200       1.121        11,869
                                                                          2010   1.055       1.200         6,162
                                                                          2009   0.870       1.055         6,271
                                                                          2008   1.324       0.870        17,292
                                                                          2007   1.288       1.324        19,492
                                                                          2006   1.202       1.288        19,453
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.166       1.285            --
                                                                          2006   1.112       1.166        42,619
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.675       1.715       309,365
                                                                          2013   1.685       1.675       292,584
                                                                          2012   1.543       1.685       351,085
                                                                          2011   1.521       1.543       319,637
                                                                          2010   1.385       1.521       384,672
                                                                          2009   1.064       1.385       367,231
                                                                          2008   1.218       1.064       469,795
                                                                          2007   1.167       1.218       529,155
                                                                          2006   1.130       1.167       535,102
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.278       1.417       451,225
                                                                          2013   0.976       1.278       699,140
                                                                          2012   0.845       0.976       905,086
                                                                          2011   0.900       0.845     1,000,332
                                                                          2010   0.786       0.900     1,441,711
                                                                          2009   0.678       0.786     1,669,539
                                                                          2008   1.088       0.678     1,796,053
                                                                          2007   1.072       1.088     1,893,008
                                                                          2006   1.001       1.072     1,335,254
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.482       1.611        47,839

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.380       1.444            --
                                                                        2006   1.308       1.380        23,961
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.623       1.804        57,306
                                                                        2013   1.236       1.623        92,216
                                                                        2012   1.112       1.236        75,688
                                                                        2011   1.134       1.112        76,015
                                                                        2010   1.029       1.134        76,023
                                                                        2009   0.882       1.029        51,700
                                                                        2008   1.438       0.882        53,801
                                                                        2007   1.432       1.438        56,482
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.231       1.288        27,816
                                                                        2013   1.270       1.231        64,288
                                                                        2012   1.208       1.270        81,152
                                                                        2011   1.160       1.208       110,824
                                                                        2010   1.096       1.160        96,664
                                                                        2009   1.024       1.096       175,059
                                                                        2008   1.085       1.024       163,636
                                                                        2007   1.045       1.085       184,935
                                                                        2006   1.010       1.045       191,344
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.358       1.447        86,859
                                                                        2013   1.034       1.358       107,693
                                                                        2012   0.924       1.034       136,621
                                                                        2011   1.036       0.924       139,298
                                                                        2010   0.884       1.036       165,888
                                                                        2009   0.704       0.884       172,069
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.132       1.108       785,744
                                                                        2013   1.157       1.132       850,454
                                                                        2012   1.182       1.157     1,155,016
                                                                        2011   1.208       1.182     1,442,363
                                                                        2010   1.225       1.208     1,395,186
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.665       0.656            --
                                                                        2008   1.136       0.665         8,429
                                                                        2007   1.162       1.136        10,285
                                                                        2006   1.134       1.162         9,541
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.637       0.664            --
                                                                        2008   1.180       0.637        22,307
                                                                        2007   1.160       1.180        17,820
                                                                        2006   1.149       1.160        18,509
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.019       1.120            --
                                                                        2012   0.900       1.019        88,517
                                                                        2011   0.981       0.900        74,126
                                                                        2010   0.876       0.981        86,622
                                                                        2009   0.735       0.876        86,674
                                                                        2008   1.232       0.735       111,730
                                                                        2007   1.209       1.232       159,460
                                                                        2006   1.183       1.209       159,508
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.532       1.665            --
                                                                        2013   1.180       1.532        11,723
                                                                        2012   1.088       1.180        11,723
                                                                        2011   1.147       1.088            --
                                                                        2010   1.018       1.147            --
                                                                        2009   0.697       1.018            --
                                                                        2008   1.312       0.697           604
                                                                        2007   1.113       1.312         2,629
                                                                        2006   1.145       1.113         3,510
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.822       1.944            --
                                                                        2013   1.358       1.822            --
                                                                        2012   1.199       1.358            --
                                                                        2011   1.219       1.199            --
                                                                        2010   1.115       1.219            --
                                                                        2009   0.814       1.115            --
                                                                        2008   1.232       0.814            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.907       0.981            --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2010   0.801       0.907        49,428
                                                                        2009   0.622       0.801        49,481
                                                                        2008   1.068       0.622        52,151
                                                                        2007   1.056       1.068        52,197
                                                                        2006   1.002       1.056        49,616
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.259       1.288        88,263
                                                                        2013   1.234       1.259       160,778
                                                                        2012   1.155       1.234       175,634
                                                                        2011   1.143       1.155       198,201
                                                                        2010   1.061       1.143       198,340
                                                                        2009   0.899       1.061       175,913
                                                                        2008   1.073       0.899       104,865
                                                                        2007   1.039       1.073        86,964
                                                                        2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.273       1.308        68,240
                                                                        2013   1.173       1.273       207,693
                                                                        2012   1.075       1.173       395,677
                                                                        2011   1.087       1.075       398,705
                                                                        2010   0.996       1.087       254,780
                                                                        2009   0.823       0.996       256,829
                                                                        2008   1.072       0.823       147,863
                                                                        2007   1.045       1.072       132,392
                                                                        2006   1.002       1.045       102,511
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.270       1.306       670,136
                                                                        2013   1.100       1.270     1,016,510
                                                                        2012   0.992       1.100       961,680
                                                                        2011   1.028       0.992       870,436
                                                                        2010   0.928       1.028       933,224
                                                                        2009   0.749       0.928       947,221
                                                                        2008   1.073       0.749       803,987
                                                                        2007   1.051       1.073     1,064,897
                                                                        2006   1.002       1.051     1,076,017
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.250       1.288       239,203
                                                                        2013   1.027       1.250       240,409
                                                                        2012   0.910       1.027     1,147,704
                                                                        2011   0.966       0.910     1,203,735
                                                                        2010   0.861       0.966     1,207,324
                                                                        2009   0.681       0.861     1,218,355
                                                                        2008   1.073       0.681     1,037,284
                                                                        2007   1.055       1.073     1,097,164
                                                                        2006   1.002       1.055     1,244,345
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.546       1.711        40,984
                                                                        2013   1.199       1.546        65,569
                                                                        2012   1.062       1.199        83,751
                                                                        2011   1.067       1.062        92,945
                                                                        2010   0.952       1.067       122,329
                                                                        2009   0.777       0.952       217,656
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.484       1.575       649,705
                                                                        2013   1.277       1.484       878,321
                                                                        2012   1.172       1.277     1,324,800
                                                                        2011   1.171       1.172     1,403,895
                                                                        2010   1.089       1.171     1,844,177
                                                                        2009   0.940       1.089     2,006,740
                                                                        2008   1.237       0.940     2,129,367
                                                                        2007   1.213       1.237     2,102,250
                                                                        2006   1.139       1.213     2,050,469
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.042       2.215            --
                                                                        2013   1.537       2.042            --
                                                                        2012   1.346       1.537            --
                                                                        2011   1.364       1.346            --
                                                                        2010   1.251       1.364            --
                                                                        2009   1.058       1.251            --
                                                                        2008   1.470       1.058            --
                                                                        2007   1.395       1.470       229,974
                                                                        2006   1.267       1.395       281,243
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.573       1.676        79,385

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.158
                                                                                           2012   0.997
                                                                                           2011   1.033
                                                                                           2010   0.904
                                                                                           2009   0.646
                                                                                           2008   1.137
                                                                                           2007   1.065
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.320
                                                                                           2013   1.337
                                                                                           2012   1.228
                                                                                           2011   1.216
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.357
                                                                                           2013   1.040
                                                                                           2012   0.944
                                                                                           2011   1.071
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.052
                                                                                           2006   1.068
                                                                                           2005   1.069
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.134
                                                                                           2007   1.065
                                                                                           2006   1.048
                                                                                           2005   1.045
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.593
                                                                                           2006   1.274
                                                                                           2005   1.160
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.436
                                                                                           2006   1.251
                                                                                           2005   1.194
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.124
                                                                                           2005   1.056
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.128
                                                                                           2005   1.103
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.117
                                                                                           2005   1.050
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.043
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.022
                                                                                           2005   1.030
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.234
                                                                                           2005   1.125
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.084
                                                                                           2005   1.075
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.105
                                                                                           2005   1.097
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.175
                                                                                           2005   1.127



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.573        82,880
                                                                                           1.158        86,749
                                                                                           0.997       113,429
                                                                                           1.033       117,981
                                                                                           0.904       122,647
                                                                                           0.646       175,390
                                                                                           1.137       179,670
                                                                                           1.065       205,614
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.360         5,705
                                                                                           1.320         5,710
                                                                                           1.337         5,716
                                                                                           1.228         5,722
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.466       458,987
                                                                                           1.357       566,583
                                                                                           1.040       602,181
                                                                                           0.944       888,085
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.072            --
                                                                                           1.052     1,146,453
                                                                                           1.068       971,994
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.200            --
                                                                                           1.163     1,261,097
                                                                                           1.134     1,471,005
                                                                                           1.065     1,468,286
                                                                                           1.048     1,014,696
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.721            --
                                                                                           1.593            --
                                                                                           1.274            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.531            --
                                                                                           1.436       264,350
                                                                                           1.251       217,053
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.194            --
                                                                                           1.124       222,683
 Travelers Equity Income Subaccount (11/99)............................................... 1.183            --
                                                                                           1.128       151,039
 Travelers Large Cap Subaccount (11/99)................................................... 1.149            --
                                                                                           1.117            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.140            --
                                                                                           1.074        43,634
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027         7,282
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.078            --
                                                                                           1.043       816,886
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.105            --
                                                                                           1.061       828,359
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034       106,970
 Travelers Managed Income Subaccount (11/99).............................................. 1.010            --
                                                                                           1.022       172,691
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.308            --
                                                                                           1.234        15,412
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.145            --
                                                                                           1.084         1,025
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.139            --
                                                                                           1.105     1,631,663
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.267            --
                                                                                           1.175       191,065

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.229       1.409            --
                                                                          2005   1.146       1.229       327,585
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.135       1.202            --
                                                                          2005   1.094       1.135        23,147
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.059       1.112            --
                                                                          2005   1.000       1.059        17,275
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.121       1.130            --
                                                                          2005   1.105       1.121       430,652
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.098       1.143            --
                                                                          2005   1.099       1.098         8,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301            --
                                                                          2005   1.000       1.132        11,559
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104        11,183
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.095       1.134            --
                                                                          2005   1.038       1.095         8,838







                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.521       0.759            --
                                                                         2007   1.330       1.521        23,206
                                                                         2006   1.321       1.330        24,855
                                                                         2005   1.251       1.321        25,581
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.382       1.442            --
                                                                         2005   1.351       1.382       124,740
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355
                                                                         2013   2.093       2.645        88,375
                                                                         2012   1.746       2.093        98,323
                                                                         2011   1.959       1.746       114,690
                                                                         2010   1.792       1.959       258,486
                                                                         2009   1.287       1.792       274,841
                                                                         2008   2.136       1.287       311,801
                                                                         2007   1.902       2.136       303,288
                                                                         2006   1.614       1.902       304,714
                                                                         2005   1.446       1.614       331,151
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.272       2.412       258,679
                                                                         2013   1.785       2.272       391,815
                                                                         2012   1.548       1.785       468,546
                                                                         2011   1.654       1.548       524,654
                                                                         2010   1.424       1.654       723,162
                                                                         2009   1.044       1.424       756,717
                                                                         2008   1.905       1.044       769,586
                                                                         2007   1.734       1.905       780,739
                                                                         2006   1.608       1.734       822,900
                                                                         2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.997       2.161       249,695

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.529       1.997       289,046
                                                                              2012   1.331       1.529       325,755
                                                                              2011   1.386       1.331       656,284
                                                                              2010   1.271       1.386       772,633
                                                                              2009   0.990       1.271       808,960
                                                                              2008   1.629       0.990       974,095
                                                                              2007   1.585       1.629     1,042,503
                                                                              2006   1.406       1.585     1,087,505
                                                                              2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.600       1.580            --
                                                                              2005   1.384       1.600         5,253
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.776       2.304            --
                                                                              2005   1.694       1.776        47,056
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.293       1.403            --
                                                                              2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.290       1.435            --
                                                                              2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.390       2.615        55,420
                                                                              2013   1.863       2.390        63,735
                                                                              2012   1.638       1.863       121,314
                                                                              2011   1.719       1.638       132,432
                                                                              2010   1.501       1.719       143,961
                                                                              2009   1.131       1.501       186,243
                                                                              2008   2.015       1.131       200,500
                                                                              2007   1.753       2.015       190,710
                                                                              2006   1.606       1.753       189,094
                                                                              2005   1.405       1.606       189,860
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   3.074       3.188        39,681
                                                                              2013   2.312       3.074        64,087
                                                                              2012   2.064       2.312        76,288
                                                                              2011   2.366       2.064        76,978
                                                                              2010   1.881       2.366        79,192
                                                                              2009   1.376       1.881        86,856
                                                                              2008   2.330       1.376        79,036
                                                                              2007   2.065       2.330        97,311
                                                                              2006   1.878       2.065       105,519
                                                                              2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.521       1.557         6,976
                                                                              2013   1.365       1.521         6,980
                                                                              2012   1.238       1.365       126,824
                                                                              2011   1.236       1.238       133,914
                                                                              2010   1.122       1.236       195,950
                                                                              2009   0.846       1.122       205,798
                                                                              2008   1.229       0.846       232,450
                                                                              2007   1.211       1.229       281,444
                                                                              2006   1.047       1.211        76,712
                                                                              2005   1.000       1.047            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.450       1.680            --
                                                                              2005   1.341       1.450       315,122
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.263       2.380         7,468
                                                                              2013   1.675       2.263         9,667
                                                                              2012   1.545       1.675        28,933
                                                                              2011   1.659       1.545        31,626
                                                                              2010   1.329       1.659        34,766
                                                                              2009   0.946       1.329        36,512
                                                                              2008   1.682       0.946        40,308
                                                                              2007   1.546       1.682        63,398
                                                                              2006   1.454       1.546        77,823
                                                                              2005   1.418       1.454        85,885
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.458       3.140            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   2.745       3.458        90,456
                                                                                   2006   2.190       2.745       114,480
                                                                                   2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   2.162       1.880        24,269
                                                                                   2013   1.797       2.162        31,854
                                                                                   2012   1.554       1.797        48,362
                                                                                   2011   1.778       1.554        55,062
                                                                                   2010   1.676       1.778        74,641
                                                                                   2009   1.251       1.676       111,002
                                                                                   2008   2.144       1.251       113,039
                                                                                   2007   1.899       2.144       146,322
                                                                                   2006   1.598       1.899       156,811
                                                                                   2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.526       1.818            --
                                                                                   2005   1.433       1.526        83,262
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.993       3.286         1,964
                                                                                   2013   2.317       2.993         4,505
                                                                                   2012   2.025       2.317        21,136
                                                                                   2011   2.105       2.025        21,279
                                                                                   2010   1.714       2.105        26,668
                                                                                   2009   1.213       1.714        26,776
                                                                                   2008   2.209       1.213        41,422
                                                                                   2007   1.855       2.209        44,966
                                                                                   2006   1.674       1.855        46,005
                                                                                   2005   1.527       1.674        54,680
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.519       1.696            --
                                                                                   2005   1.493       1.519        28,004
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.386       1.472            --
                                                                                   2006   1.320       1.386            --
                                                                                   2005   1.269       1.320        20,272
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.093       1.155            --
                                                                                   2009   0.924       1.093       618,938
                                                                                   2008   1.610       0.924       911,144
                                                                                   2007   1.569       1.610       944,938
                                                                                   2006   1.392       1.569       984,413
                                                                                   2005   1.336       1.392       752,594
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.453       2.889       109,998
                                                                                   2013   1.697       2.453       139,383
                                                                                   2012   1.461       1.697       146,105
                                                                                   2011   1.457       1.461       170,373
                                                                                   2010   1.192       1.457       194,294
                                                                                   2009   0.905       1.192       278,114
                                                                                   2008   1.553       0.905       289,925
                                                                                   2007   1.564       1.553       325,756
                                                                                   2006   1.470       1.564       375,378
                                                                                   2005   1.346       1.470       386,740
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.922       1.928            --
                                                                                   2013   1.487       1.922       111,108
                                                                                   2012   1.322       1.487       130,526
                                                                                   2011   1.440       1.322       147,242
                                                                                   2010   1.263       1.440       269,797
                                                                                   2009   0.998       1.263       309,144
                                                                                   2008   1.609       0.998       355,136
                                                                                   2007   1.624       1.609       383,497
                                                                                   2006   1.421       1.624       237,019
                                                                                   2005   1.386       1.421       273,709
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   2.028       2.202       130,346

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.451       1.539       245,837
                                                                                  2006   1.292       1.451       160,043
                                                                                  2005   1.267       1.292       169,407
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.998       0.980            --
                                                                                  2008   1.447       0.998        69,748
                                                                                  2007   1.451       1.447        69,797
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.269       1.338            --
                                                                                  2010   1.151       1.269       618,692
                                                                                  2009   0.839       1.151       618,045
                                                                                  2008   1.482       0.839       690,599
                                                                                  2007   1.488       1.482       811,458
                                                                                  2006   1.339       1.488       837,538
                                                                                  2005   1.300       1.339     1,043,177
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.260       1.366            --
                                                                                  2010   1.151       1.260        10,055
                                                                                  2009   0.964       1.151        12,630
                                                                                  2008   1.380       0.964        40,682
                                                                                  2007   1.325       1.380        50,761
                                                                                  2006   1.149       1.325        70,704
                                                                                  2005   1.176       1.149        70,512
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.836       2.040         1,078
                                                                                  2013   1.490       1.836         1,560
                                                                                  2012   1.334       1.490         3,637
                                                                                  2011   1.362       1.334         6,220
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.650       1.832       154,325
                                                                                  2013   1.342       1.650       172,878
                                                                                  2012   1.203       1.342       181,431
                                                                                  2011   1.141       1.203     1,092,366
                                                                                  2010   1.041       1.141     1,102,318
                                                                                  2009   0.867       1.041     1,159,041
                                                                                  2008   1.363       0.867     1,167,103
                                                                                  2007   1.323       1.363     1,312,042
                                                                                  2006   1.224       1.323     1,645,906
                                                                                  2005   1.200       1.224     1,653,764
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   2.060       2.297        14,454
                                                                                  2013   1.528       2.060        22,758
                                                                                  2012   1.298       1.528        24,554
                                                                                  2011   1.335       1.298        26,669
                                                                                  2010   1.243       1.335        29,487
                                                                                  2009   0.892       1.243        88,519
                                                                                  2008   1.455       0.892       117,723
                                                                                  2007   1.412       1.455       167,559
                                                                                  2006   1.380       1.412       179,366
                                                                                  2005   1.341       1.380       209,916
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.043       2.232        11,475
                                                                                  2013   1.577       2.043        11,484
                                                                                  2012   1.384       1.577        11,495
                                                                                  2011   1.348       1.384        17,435
                                                                                  2010   1.259       1.348        17,453
                                                                                  2009   1.034       1.259        17,473
                                                                                  2008   1.642       1.034        17,493
                                                                                  2007   1.615       1.642        28,456
                                                                                  2006   1.396       1.615         5,940
                                                                                  2005   1.340       1.396         5,943
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.456       2.598        23,023

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.828       2.456        24,587
                                                                                      2012   1.585       1.828        11,421
                                                                                      2011   1.686       1.585        12,314
                                                                                      2010   1.407       1.686        12,318
                                                                                      2009   1.058       1.407        12,322
                                                                                      2008   1.670       1.058        25,731
                                                                                      2007   1.594       1.670        37,018
                                                                                      2006   1.419       1.594        45,675
                                                                                      2005   1.339       1.419        68,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   3.204       3.262        37,377
                                                                                      2013   2.227       3.204        38,630
                                                                                      2012   1.906       2.227        40,801
                                                                                      2011   1.922       1.906        42,996
                                                                                      2010   1.570       1.922        45,607
                                                                                      2009   1.124       1.570        54,189
                                                                                      2008   1.938       1.124        63,710
                                                                                      2007   1.801       1.938        73,969
                                                                                      2006   1.632       1.801        49,057
                                                                                      2005   1.591       1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.939       0.912            --
                                                                                      2008   1.536       0.939        15,168
                                                                                      2007   1.496       1.536        16,213
                                                                                      2006   1.329       1.496        29,531
                                                                                      2005   1.303       1.329        65,689
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.410       1.429            --
                                                                                      2006   1.284       1.410        80,583
                                                                                      2005   1.267       1.284        80,634
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.944       0.931            --
                                                                                      2010   0.884       0.944        25,171
                                                                                      2009   0.769       0.884        35,956
                                                                                      2008   0.998       0.769        45,268
                                                                                      2007   1.006       0.998        47,121
                                                                                      2006   0.988       1.006        82,653
                                                                                      2005   0.987       0.988       126,337
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.280       1.303            --
                                                                                      2010   1.174       1.280        35,186
                                                                                      2009   1.005       1.174        35,202
                                                                                      2008   1.190       1.005        36,891
                                                                                      2007   1.193       1.190        37,384
                                                                                      2006   1.157       1.193        40,392
                                                                                      2005   1.153       1.157       201,480
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   2.190       2.135        47,097
                                                                                      2013   2.050       2.190       128,610
                                                                                      2012   1.778       2.050       104,144
                                                                                      2011   1.775       1.778       337,196
                                                                                      2010   1.555       1.775       378,617
                                                                                      2009   0.994       1.555       379,467
                                                                                      2008   1.452       0.994       374,286
                                                                                      2007   1.479       1.452       585,793
                                                                                      2006   1.363       1.479       590,850
                                                                                      2005   1.358       1.363       626,720
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.010       1.003            --
                                                                                      2009   1.030       1.010       215,121
                                                                                      2008   1.026       1.030       558,620
                                                                                      2007   1.000       1.026       280,399
                                                                                      2006   0.977       1.000       300,741
                                                                                      2005   0.971       0.977        77,966
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.627       1.704            --
                                                                                      2006   1.408       1.627       171,439
                                                                                      2005   1.383       1.408       184,824
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.735       1.848            --
                                                                                      2006   1.571       1.735        35,833
                                                                                      2005   1.531       1.571        88,211
Lord Abbett Series Fund, Inc.

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774
                                                                          2013   2.000       2.559        35,982
                                                                          2012   1.579       2.000        73,757
                                                                          2011   1.877       1.579        77,325
                                                                          2010   1.644       1.877        93,640
                                                                          2009   1.081       1.644        94,460
                                                                          2008   1.865       1.081        59,331
                                                                          2007   1.922       1.865        58,425
                                                                          2006   1.752       1.922        72,912
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382        96,351
                                                                          2013   1.011       1.288       104,356
                                                                          2012   0.901       1.011       115,813
                                                                          2011   0.956       0.901       141,667
                                                                          2010   0.779       0.956       173,048
                                                                          2009   0.629       0.779       188,702
                                                                          2008   1.051       0.629       214,151
                                                                          2007   1.068       1.051       254,416
                                                                          2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.112       2.235        34,858
                                                                          2013   1.536       2.112        35,063
                                                                          2012   1.325       1.536        31,097
                                                                          2011   1.366       1.325        20,473
                                                                          2010   1.104       1.366        23,098
                                                                          2009   0.841       1.104            --
                                                                          2008   1.400       0.841            --
                                                                          2007   1.285       1.400            --
                                                                          2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.820       1.864            --
                                                                          2013   1.396       1.820            --
                                                                          2012   1.234       1.396            --
                                                                          2011   1.404       1.234            --
                                                                          2010   1.201       1.404            --
                                                                          2009   0.951       1.201            --
                                                                          2008   1.300       0.951            --
                                                                          2007   1.342       1.300            --
                                                                          2006   1.264       1.342            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.870       0.826            --
                                                                          2008   1.551       0.870        73,365
                                                                          2007   1.417       1.551        77,196
                                                                          2006   1.440       1.417        80,378
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)................... 2014   1.395       1.395            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.316       1.395            --
                                                                               2012   1.100       1.316       515,826
                                                                               2011   1.208       1.100       616,920
                                                                               2010   1.159       1.208       618,821
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.465       2.254        57,489
                                                                               2013   2.652       2.465        65,550
                                                                               2012   2.281       2.652        63,140
                                                                               2011   2.868       2.281        70,507
                                                                               2010   2.371       2.868        80,002
                                                                               2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --
                                                                               2013   1.727       2.015            --
                                                                               2012   1.513       1.727            --
                                                                               2011   1.732       1.513            --
                                                                               2010   1.590       1.732            --
                                                                               2009   1.235       1.590            --
                                                                               2008   2.191       1.235            --
                                                                               2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.037       1.122            --
                                                                               2012   1.007       1.037         2,770
                                                                               2011   1.087       1.007         2,771
                                                                               2010   0.905       1.087         2,773
                                                                               2009   0.676       0.905         2,774
                                                                               2008   1.120       0.676        16,021
                                                                               2007   1.269       1.120        14,166
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.296       1.295       433,586
                                                                               2013   1.042       1.296       523,281
                                                                               2012   0.879       1.042        37,849
                                                                               2011   0.981       0.879        41,096
                                                                               2010   0.865       0.981        46,089
                                                                               2009   0.633       0.865        85,127
                                                                               2008   1.088       0.633       110,071
                                                                               2007   1.047       1.088       133,447
                                                                               2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.367       1.380        47,570
                                                                               2013   1.535       1.367        50,436
                                                                               2012   1.435       1.535       101,482
                                                                               2011   1.316       1.435       120,259
                                                                               2010   1.246       1.316       136,275
                                                                               2009   1.076       1.246       135,430
                                                                               2008   1.178       1.076       147,266
                                                                               2007   1.117       1.178       189,644
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.892       2.057        11,429
                                                                               2013   1.453       1.892        13,233
                                                                               2012   1.343       1.453        27,692
                                                                               2011   1.439       1.343        13,252
                                                                               2010   1.265       1.439        13,608
                                                                               2009   1.044       1.265        30,441
                                                                               2008   1.589       1.044         6,940
                                                                               2007   1.547       1.589         5,074
                                                                               2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.165       1.284            --
                                                                               2006   1.112       1.165            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.273       1.411       352,166
                                                                          2013   0.973       1.273       518,173
                                                                          2012   0.843       0.973       587,191
                                                                          2011   0.898       0.843       622,100
                                                                          2010   0.784       0.898       657,155
                                                                          2009   0.677       0.784       683,746
                                                                          2008   1.087       0.677       734,684
                                                                          2007   1.072       1.087       656,439
                                                                          2006   1.001       1.072       534,829
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.602       1.676            --
                                                                          2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.086        70,928
                                                                          2013   1.430       1.877        76,181
                                                                          2012   1.288       1.430        82,934
                                                                          2011   1.314       1.288        93,475
                                                                          2010   1.193       1.314       109,013
                                                                          2009   1.023       1.193       147,468
                                                                          2008   1.668       1.023       139,391
                                                                          2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.288       1.347        27,084
                                                                          2013   1.329       1.288       161,000
                                                                          2012   1.265       1.329        46,305
                                                                          2011   1.215       1.265        65,299
                                                                          2010   1.148       1.215        74,426
                                                                          2009   1.074       1.148       123,737
                                                                          2008   1.139       1.074       117,872
                                                                          2007   1.097       1.139       105,202
                                                                          2006   1.061       1.097       114,682
 MSF BlackRock Money Market Subaccount (Class E) (5/10).................. 2014   1.477       1.445        19,691
                                                                          2013   1.510       1.477        22,280
                                                                          2012   1.544       1.510        69,998
                                                                          2011   1.578       1.544       100,603
                                                                          2010   1.602       1.578       131,188
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.349       1.319         6,394
                                                                          2006   1.318       1.349            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556
                                                                          2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.216       1.336            --
                                                                          2012   1.075       1.216        20,201
                                                                          2011   1.172       1.075        29,841
                                                                          2010   1.047       1.172        64,936
                                                                          2009   0.879       1.047        68,435
                                                                          2008   1.474       0.879        72,634
                                                                          2007   1.447       1.474       107,201
                                                                          2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   2.069       2.247        24,633

                   VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.594       2.069        26,078
                                                                       2012   1.470       1.594        34,420
                                                                       2011   1.551       1.470        36,014
                                                                       2010   1.377       1.551        37,512
                                                                       2009   0.943       1.377        40,342
                                                                       2008   1.777       0.943        44,812
                                                                       2007   1.509       1.777        47,451
                                                                       2006   1.552       1.509        49,974
 MSF Jennison Growth Subaccount (Class A) (4/08)...................... 2014   2.141       2.284         4,520
                                                                       2013   1.597       2.141         5,166
                                                                       2012   1.410       1.597         5,930
                                                                       2011   1.434       1.410         6,831
                                                                       2010   1.314       1.434         7,761
                                                                       2009   0.959       1.314         8,986
                                                                       2008   1.452       0.959        10,314
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.526
                                                                                           2012   1.337
                                                                                           2011   1.356
                                                                                           2010   1.244
                                                                                           2009   1.052
                                                                                           2008   1.453
                                                                                           2007   1.380
                                                                                           2006   1.254
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.567
                                                                                           2013   1.154
                                                                                           2012   0.994
                                                                                           2011   1.030
                                                                                           2010   0.902
                                                                                           2009   0.645
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.414
                                                                                           2013   1.433
                                                                                           2012   1.317
                                                                                           2011   1.304
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.689
                                                                                           2013   1.295
                                                                                           2012   1.176
                                                                                           2011   1.335
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.092
                                                                                           2006   1.109
                                                                                           2005   1.110
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.184
                                                                                           2008   1.155
                                                                                           2007   1.086
                                                                                           2006   1.069
                                                                                           2005   1.067
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.949
                                                                                           2006   1.560
                                                                                           2005   1.421
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.121
                                                                                           2006   1.848
                                                                                           2005   1.765
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.355
                                                                                           2005   1.274
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.351
                                                                                           2005   1.322
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.306
                                                                                           2005   1.228
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.074
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.027
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.042
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.061
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.034
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.073
                                                                                           2005   1.082
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.433



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.026            --
                                                                                           1.526            --
                                                                                           1.337            --
                                                                                           1.356            --
                                                                                           1.244            --
                                                                                           1.052            --
                                                                                           1.453        31,954
                                                                                           1.380        10,775
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.668         5,441
                                                                                           1.567         5,796
                                                                                           1.154         6,228
                                                                                           0.994        17,658
                                                                                           1.030        18,206
                                                                                           0.902        18,823
                                                                                           0.645        20,571
                                                                                           1.136        10,994
                                                                                           1.064        11,006
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.456        11,592
                                                                                           1.414        34,047
                                                                                           1.433        34,263
                                                                                           1.317        34,504
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.824        43,742
                                                                                           1.689        43,746
                                                                                           1.295       105,332
                                                                                           1.176       590,312
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.112            --
                                                                                           1.092       299,745
                                                                                           1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.221            --
                                                                                           1.184       553,011
                                                                                           1.155       526,678
                                                                                           1.086       638,934
                                                                                           1.069       654,436
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2.106            --
                                                                                           1.949         2,316
                                                                                           1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.261            --
                                                                                           2.121        56,570
                                                                                           1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.440            --
                                                                                           1.355        96,363
 Travelers Equity Income Subaccount (11/99)............................................... 1.417            --
                                                                                           1.351       119,906
 Travelers Large Cap Subaccount (11/99)................................................... 1.343            --
                                                                                           1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.139            --
                                                                                           1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.029            --
                                                                                           1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.077            --
                                                                                           1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.104            --
                                                                                           1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.052            --
                                                                                           1.034            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.061            --
                                                                                           1.073       297,459
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.519            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)................. 2006   1.469       1.552            --
                                                                          2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99).................. 2006   1.234       1.271            --
                                                                          2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04).......................... 2006   1.163       1.254            --
                                                                          2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.528       1.752            --
                                                                          2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.364       1.445            --
                                                                          2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.058       1.112            --
                                                                          2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.298       1.308            --
                                                                          2005   1.280       1.298         8,500
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.353       1.409            --
                                                                          2005   1.355       1.353       108,946
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.272       1.318            --
                                                                          2005   1.206       1.272            --







                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.416       1.348            --
                                                                         2007   1.238       1.416        10,911
                                                                         2006   1.231       1.238        10,912
                                                                         2005   1.167       1.231        10,914
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.245       1.298            --
                                                                         2005   1.217       1.245        39,726
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.299       1.262            --
                                                                         2005   1.157       1.299        24,077
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.398       2.399       169,171
                                                                         2013   1.898       2.398       194,862
                                                                         2012   1.584       1.898       237,852
                                                                         2011   1.778       1.584       240,099
                                                                         2010   1.628       1.778       319,479
                                                                         2009   1.170       1.628       333,685
                                                                         2008   1.942       1.170       588,942
                                                                         2007   1.730       1.942       667,090
                                                                         2006   1.469       1.730       713,640
                                                                         2005   1.317       1.469       649,004
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.020       2.143       158,378

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.588       2.020       195,380
                                                                              2012   1.378       1.588       257,129
                                                                              2011   1.472       1.378       268,268
                                                                              2010   1.268       1.472       385,246
                                                                              2009   0.930       1.268       410,376
                                                                              2008   1.699       0.930       761,928
                                                                              2007   1.546       1.699       912,461
                                                                              2006   1.435       1.546       965,463
                                                                              2005   1.263       1.435       902,070
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.810       1.958       366,763
                                                                              2013   1.386       1.810       408,140
                                                                              2012   1.207       1.386       484,056
                                                                              2011   1.258       1.207       511,715
                                                                              2010   1.154       1.258       628,662
                                                                              2009   0.900       1.154       653,851
                                                                              2008   1.480       0.900       706,237
                                                                              2007   1.442       1.480       925,159
                                                                              2006   1.280       1.442     1,159,994
                                                                              2005   1.237       1.280     1,079,791
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.545       1.526            --
                                                                              2005   1.337       1.545            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.538       1.994            --
                                                                              2005   1.467       1.538            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.291       1.401            --
                                                                              2005   1.199       1.291            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.289       1.433            --
                                                                              2005   1.197       1.289         5,887
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.178       2.382        61,361
                                                                              2013   1.699       2.178        56,311
                                                                              2012   1.494       1.699        68,089
                                                                              2011   1.569       1.494        62,783
                                                                              2010   1.371       1.569       117,138
                                                                              2009   1.033       1.371       120,754
                                                                              2008   1.842       1.033        86,291
                                                                              2007   1.603       1.842       102,798
                                                                              2006   1.469       1.603        89,280
                                                                              2005   1.286       1.469        91,262
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.745       2.846        58,690
                                                                              2013   2.066       2.745        54,960
                                                                              2012   1.845       2.066        87,464
                                                                              2011   2.117       1.845        83,701
                                                                              2010   1.684       2.117        88,533
                                                                              2009   1.232       1.684        91,954
                                                                              2008   2.087       1.232       106,717
                                                                              2007   1.851       2.087       149,602
                                                                              2006   1.684       1.851       248,165
                                                                              2005   1.459       1.684       275,347
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.515       1.549        62,553
                                                                              2013   1.359       1.515        63,318
                                                                              2012   1.234       1.359       109,732
                                                                              2011   1.233       1.234       114,939
                                                                              2010   1.119       1.233       121,732
                                                                              2009   0.844       1.119       129,114
                                                                              2008   1.227       0.844       131,439
                                                                              2007   1.210       1.227       128,514
                                                                              2006   1.047       1.210        72,427
                                                                              2005   1.000       1.047        72,427
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.329       1.539            --
                                                                              2005   1.230       1.329       536,172
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.064       2.169        10,145

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.528       2.064        10,261
                                                                                   2012   1.410       1.528        18,781
                                                                                   2011   1.515       1.410        18,700
                                                                                   2010   1.214       1.515        20,784
                                                                                   2009   0.865       1.214        21,838
                                                                                   2008   1.538       0.865        48,340
                                                                                   2007   1.414       1.538       112,620
                                                                                   2006   1.331       1.414        88,165
                                                                                   2005   1.299       1.331        95,564
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).............. 2008   3.024       2.745            --
                                                                                   2007   2.402       3.024       119,543
                                                                                   2006   1.917       2.402       115,098
                                                                                   2005   1.539       1.917       109,810
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................ 2014   1.976       1.717        56,409
                                                                                   2013   1.644       1.976        65,127
                                                                                   2012   1.422       1.644       117,996
                                                                                   2011   1.627       1.422       117,674
                                                                                   2010   1.535       1.627       144,247
                                                                                   2009   1.146       1.535       152,139
                                                                                   2008   1.966       1.146       183,109
                                                                                   2007   1.742       1.966       217,229
                                                                                   2006   1.467       1.742       284,043
                                                                                   2005   1.361       1.467       273,653
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)................... 2006   1.401       1.669            --
                                                                                   2005   1.316       1.401       112,431
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.623       2.878            --
                                                                                   2013   2.031       2.623         4,194
                                                                                   2012   1.776       2.031         4,199
                                                                                   2011   1.847       1.776         4,204
                                                                                   2010   1.505       1.847         4,211
                                                                                   2009   1.066       1.505         4,218
                                                                                   2008   1.941       1.066        25,546
                                                                                   2007   1.631       1.941        21,320
                                                                                   2006   1.472       1.631            --
                                                                                   2005   1.344       1.472            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.339       1.494            --
                                                                                   2005   1.317       1.339         4,326
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.262       1.341            --
                                                                                   2006   1.203       1.262            --
                                                                                   2005   1.157       1.203            --
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   1.002       1.059            --
                                                                                   2009   0.848       1.002        19,376
                                                                                   2008   1.478       0.848        19,638
                                                                                   2007   1.441       1.478        23,852
                                                                                   2006   1.280       1.441        24,348
                                                                                   2005   1.228       1.280        95,390
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.214       2.606       125,358
                                                                                   2013   1.532       2.214       156,099
                                                                                   2012   1.320       1.532       226,714
                                                                                   2011   1.318       1.320       237,893
                                                                                   2010   1.078       1.318       329,717
                                                                                   2009   0.819       1.078       367,410
                                                                                   2008   1.406       0.819       576,859
                                                                                   2007   1.417       1.406       720,650
                                                                                   2006   1.332       1.417       867,292
                                                                                   2005   1.220       1.332       820,716
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.705       1.711            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.320       1.705       105,535
                                                                                  2012   1.174       1.320       178,760
                                                                                  2011   1.280       1.174       183,195
                                                                                  2010   1.123       1.280       234,195
                                                                                  2009   0.888       1.123       252,250
                                                                                  2008   1.432       0.888       515,258
                                                                                  2007   1.446       1.432       563,039
                                                                                  2006   1.266       1.446       619,231
                                                                                  2005   1.236       1.266       606,974
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)........... 2014   1.897       2.058       131,236
                                                                                  2013   1.492       1.897       153,595
                                                                                  2012   1.316       1.492       187,541
                                                                                  2011   1.312       1.316       194,704
                                                                                  2010   1.191       1.312       238,586
                                                                                  2009   0.998       1.191       266,847
                                                                                  2008   1.444       0.998       277,859
                                                                                  2007   1.362       1.444       299,459
                                                                                  2006   1.213       1.362       306,321
                                                                                  2005   1.190       1.213       347,864
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07).......... 2009   0.921       0.904            --
                                                                                  2008   1.334       0.921        44,688
                                                                                  2007   1.338       1.334        44,729
 LMPVET ClearBridge Variable Capital Subaccount (10/02).......................... 2011   1.144       1.206            --
                                                                                  2010   1.039       1.144       551,555
                                                                                  2009   0.758       1.039       604,140
                                                                                  2008   1.339       0.758       643,163
                                                                                  2007   1.345       1.339       824,132
                                                                                  2006   1.210       1.345       845,474
                                                                                  2005   1.176       1.210     1,323,747
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   1.188       1.288            --
                                                                                  2010   1.086       1.188            --
                                                                                  2009   0.910       1.086            --
                                                                                  2008   1.303       0.910            --
                                                                                  2007   1.252       1.303        30,439
                                                                                  2006   1.086       1.252        32,043
                                                                                  2005   1.113       1.086        32,776
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   1.728       1.920            --
                                                                                  2013   1.403       1.728            --
                                                                                  2012   1.257       1.403            --
                                                                                  2011   1.284       1.257            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.529       1.697       194,350
                                                                                  2013   1.244       1.529       202,746
                                                                                  2012   1.116       1.244       325,874
                                                                                  2011   1.060       1.116       327,896
                                                                                  2010   0.967       1.060       436,839
                                                                                  2009   0.806       0.967       439,371
                                                                                  2008   1.268       0.806       450,637
                                                                                  2007   1.231       1.268       625,901
                                                                                  2006   1.139       1.231       641,804
                                                                                  2005   1.117       1.139       675,708
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.753       1.954        17,084
                                                                                  2013   1.300       1.753        22,540
                                                                                  2012   1.105       1.300        24,555
                                                                                  2011   1.138       1.105        25,852
                                                                                  2010   1.060       1.138        63,205
                                                                                  2009   0.761       1.060        83,865
                                                                                  2008   1.241       0.761        91,001
                                                                                  2007   1.206       1.241        96,776
                                                                                  2006   1.179       1.206        97,029
                                                                                  2005   1.146       1.179       105,360
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.878       2.051        17,370

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.451       1.878        17,370
                                                                                      2012   1.274       1.451        17,370
                                                                                      2011   1.241       1.274        17,370
                                                                                      2010   1.160       1.241        17,370
                                                                                      2009   0.953       1.160        17,370
                                                                                      2008   1.513       0.953        17,370
                                                                                      2007   1.490       1.513        17,370
                                                                                      2006   1.288       1.490        17,370
                                                                                      2005   1.237       1.288        17,370
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   2.282       2.413            --
                                                                                      2013   1.699       2.282         7,462
                                                                                      2012   1.474       1.699        15,944
                                                                                      2011   1.569       1.474        16,529
                                                                                      2010   1.310       1.569        41,324
                                                                                      2009   0.985       1.310        45,691
                                                                                      2008   1.557       0.985        38,022
                                                                                      2007   1.486       1.557        57,420
                                                                                      2006   1.324       1.486        60,264
                                                                                      2005   1.250       1.324        86,613
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.788       2.838        15,379
                                                                                      2013   1.939       2.788        38,052
                                                                                      2012   1.661       1.939        53,633
                                                                                      2011   1.676       1.661        55,382
                                                                                      2010   1.369       1.676        79,846
                                                                                      2009   0.981       1.369        86,805
                                                                                      2008   1.692       0.981       243,448
                                                                                      2007   1.573       1.692       245,673
                                                                                      2006   1.426       1.573       191,147
                                                                                      2005   1.391       1.426       202,900
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.875       0.850            --
                                                                                      2008   1.432       0.875         4,723
                                                                                      2007   1.396       1.432         7,992
                                                                                      2006   1.240       1.396         8,267
                                                                                      2005   1.217       1.240         8,273
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.301       1.318            --
                                                                                      2006   1.185       1.301        44,762
                                                                                      2005   1.171       1.185        76,773
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.940       0.927            --
                                                                                      2010   0.881       0.940        56,324
                                                                                      2009   0.767       0.881        64,796
                                                                                      2008   0.995       0.767         4,380
                                                                                      2007   1.005       0.995        35,730
                                                                                      2006   0.987       1.005        37,783
                                                                                      2005   0.986       0.987        39,156
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.221       1.243            --
                                                                                      2010   1.120       1.221       141,247
                                                                                      2009   0.960       1.120       141,825
                                                                                      2008   1.136       0.960        76,878
                                                                                      2007   1.140       1.136        89,038
                                                                                      2006   1.106       1.140        97,979
                                                                                      2005   1.103       1.106       126,528
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.908       1.860        28,463
                                                                                      2013   1.787       1.908        45,533
                                                                                      2012   1.551       1.787        69,407
                                                                                      2011   1.549       1.551        68,792
                                                                                      2010   1.358       1.549        89,987
                                                                                      2009   0.869       1.358        87,139
                                                                                      2008   1.269       0.869       114,064
                                                                                      2007   1.294       1.269       185,393
                                                                                      2006   1.192       1.294       218,345
                                                                                      2005   1.189       1.192       265,933
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.016       1.009            --
                                                                                      2009   1.037       1.016       312,506
                                                                                      2008   1.034       1.037       799,459
                                                                                      2007   1.008       1.034       717,293
                                                                                      2006   0.985       1.008       704,287
                                                                                      2005   0.980       0.985       445,314

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.455       1.523            --
                                                                          2006   1.260       1.455        22,448
                                                                          2005   1.238       1.260        22,454
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.579       1.681            --
                                                                          2006   1.430       1.579        57,763
                                                                          2005   1.394       1.430        81,481
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.453       1.507            --
                                                                          2006   1.267       1.453       251,756
                                                                          2005   1.255       1.267       254,259
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.627       1.789            --
                                                                          2006   1.483       1.627       168,726
                                                                          2005   1.401       1.483       175,143
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.008       1.120        92,282
                                                                          2013   0.993       1.008        92,285
                                                                          2012   0.804       0.993        92,288
                                                                          2011   0.869       0.804        92,291
                                                                          2010   0.764       0.869        92,294
                                                                          2009   0.578       0.764        92,297
                                                                          2008   1.012       0.578           837
                                                                          2007   1.215       1.012        82,855
                                                                          2006   1.003       1.215        79,157
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.329       2.421            --
                                                                          2013   1.845       2.329         3,753
                                                                          2012   1.537       1.845         3,756
                                                                          2011   1.696       1.537         3,760
                                                                          2010   1.581       1.696         3,764
                                                                          2009   1.129       1.581         3,768
                                                                          2008   1.986       1.129         3,773
                                                                          2007   1.557       1.986            --
                                                                          2006   1.526       1.557            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.414       2.704         3,749
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.340       2.162        49,073
                                                                          2013   1.830       2.340        55,014
                                                                          2012   1.446       1.830        85,113
                                                                          2011   1.719       1.446        84,035
                                                                          2010   1.507       1.719        87,013
                                                                          2009   0.991       1.507        93,730
                                                                          2008   1.711       0.991        83,450
                                                                          2007   1.765       1.711       104,545
                                                                          2006   1.608       1.765       108,737
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.283       1.376        89,297
                                                                          2013   1.007       1.283       113,516
                                                                          2012   0.898       1.007       196,810
                                                                          2011   0.954       0.898       200,319
                                                                          2010   0.777       0.954       219,225
                                                                          2009   0.628       0.777       218,409
                                                                          2008   1.050       0.628       236,357
                                                                          2007   1.067       1.050       257,149
                                                                          2006   1.015       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.103       2.224         3,991
                                                                          2013   1.530       2.103         3,993
                                                                          2012   1.321       1.530         3,995
                                                                          2011   1.362       1.321         3,998
                                                                          2010   1.102       1.362        27,182
                                                                          2009   0.840       1.102        31,057
                                                                          2008   1.399       0.840         4,008
                                                                          2007   1.284       1.399            --
                                                                          2006   1.299       1.284            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2014   1.812       1.855         8,531

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.391       1.812         8,531
                                                                               2012   1.230       1.391         8,531
                                                                               2011   1.400       1.230         8,534
                                                                               2010   1.198       1.400         8,539
                                                                               2009   0.949       1.198         8,543
                                                                               2008   1.298       0.949         8,548
                                                                               2007   1.341       1.298        19,273
                                                                               2006   1.263       1.341        16,757
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.806       0.765            --
                                                                               2008   1.438       0.806        64,859
                                                                               2007   1.314       1.438        99,540
                                                                               2006   1.336       1.314        99,554
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.277       1.277            --
                                                                               2013   1.205       1.277            --
                                                                               2012   1.008       1.205        17,590
                                                                               2011   1.107       1.008        17,590
                                                                               2010   1.063       1.107        19,164
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.197       1.230            --
                                                                               2013   0.946       1.197            --
                                                                               2012   0.829       0.946            --
                                                                               2011   0.973       0.829            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.284       1.277       148,776
                                                                               2013   0.991       1.284       175,043
                                                                               2012   0.860       0.991       207,144
                                                                               2011   0.966       0.860       218,826
                                                                               2010   0.824       0.966       275,096
                                                                               2009   0.666       0.824       286,770
                                                                               2008   0.971       0.666       718,121
                                                                               2007   1.024       0.971       724,208
                                                                               2006   1.003       1.024        14,627
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.149       1.965        14,939
                                                                               2013   2.314       2.149        25,376
                                                                               2012   1.990       2.314        29,005
                                                                               2011   2.504       1.990        30,779
                                                                               2010   2.071       2.504        30,860
                                                                               2009   1.254       2.071        28,210
                                                                               2008   2.749       1.254        40,659
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.892       1.721            --
                                                                               2013   1.622       1.892            --
                                                                               2012   1.422       1.622            --
                                                                               2011   1.629       1.422            --
                                                                               2010   1.495       1.629            --
                                                                               2009   1.162       1.495            --
                                                                               2008   2.063       1.162         9,787
                                                                               2007   1.973       2.063         9,787
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.034       1.118            --
                                                                               2012   1.004       1.034            --
                                                                               2011   1.084       1.004            --
                                                                               2010   0.903       1.084            --
                                                                               2009   0.675       0.903            --
                                                                               2008   1.119       0.675            --
                                                                               2007   1.268       1.119        31,793
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.291       1.289            --
                                                                               2013   1.039       1.291            --
                                                                               2012   0.877       1.039         3,081
                                                                               2011   0.979       0.877         3,296
                                                                               2010   0.864       0.979         3,536
                                                                               2009   0.632       0.864         3,791
                                                                               2008   1.087       0.632         7,519
                                                                               2007   1.046       1.087       170,405
                                                                               2006   0.996       1.046       173,506
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.364       1.376       105,488

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.532       1.364       105,944
                                                                          2012   1.434       1.532       106,296
                                                                          2011   1.315       1.434       109,369
                                                                          2010   1.245       1.315       149,736
                                                                          2009   1.076       1.245       110,434
                                                                          2008   1.179       1.076       142,035
                                                                          2007   1.118       1.179       179,602
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.459       1.486       335,999
                                                                          2013   1.521       1.459       347,410
                                                                          2012   1.424       1.521       391,209
                                                                          2011   1.411       1.424       394,049
                                                                          2010   1.334       1.411       579,578
                                                                          2009   1.203       1.334       498,564
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.751       1.903        28,429
                                                                          2013   1.346       1.751        29,730
                                                                          2012   1.245       1.346        30,903
                                                                          2011   1.334       1.245        32,591
                                                                          2010   1.174       1.334        33,901
                                                                          2009   0.969       1.174        35,173
                                                                          2008   1.476       0.969        70,031
                                                                          2007   1.437       1.476        78,971
                                                                          2006   1.343       1.437        79,777
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164       1.283            --
                                                                          2006   1.111       1.164         9,295
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.757       1.797        96,203
                                                                          2013   1.770       1.757        93,715
                                                                          2012   1.622       1.770        98,420
                                                                          2011   1.600       1.622        99,043
                                                                          2010   1.459       1.600       118,762
                                                                          2009   1.121       1.459       163,774
                                                                          2008   1.285       1.121       164,000
                                                                          2007   1.232       1.285       124,997
                                                                          2006   1.195       1.232        17,465
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.268       1.404       264,511
                                                                          2013   0.969       1.268       321,654
                                                                          2012   0.841       0.969       369,712
                                                                          2011   0.896       0.841       388,552
                                                                          2010   0.783       0.896       479,905
                                                                          2009   0.676       0.783       507,699
                                                                          2008   1.086       0.676       532,630
                                                                          2007   1.071       1.086     1,031,639
                                                                          2006   1.001       1.071       842,586
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.713       1.861        87,255
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.510       1.580            --
                                                                          2006   1.432       1.510            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.763       1.959            --
                                                                          2013   1.344       1.763            --
                                                                          2012   1.211       1.344            --
                                                                          2011   1.236       1.211            --
                                                                          2010   1.123       1.236            --
                                                                          2009   0.963       1.123            --
                                                                          2008   1.572       0.963            --
                                                                          2007   1.567       1.572            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.225       1.281       178,258
                                                                          2013   1.265       1.225       221,252
                                                                          2012   1.205       1.265       232,505
                                                                          2011   1.158       1.205       278,162
                                                                          2010   1.095       1.158       387,776
                                                                          2009   1.024       1.095       177,905
                                                                          2008   1.086       1.024       182,559
                                                                          2007   1.047       1.086       205,937
                                                                          2006   1.013       1.047       262,471
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.508       1.605           205

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.149       1.508           205
                                                                        2012   1.028       1.149         4,235
                                                                        2011   1.154       1.028         7,256
                                                                        2010   0.985       1.154        31,622
                                                                        2009   0.786       0.985        31,652
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.345       1.315       138,942
                                                                        2013   1.375       1.345       180,594
                                                                        2012   1.407       1.375        65,454
                                                                        2011   1.439       1.407        56,663
                                                                        2010   1.460       1.439        61,056
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.731       0.721            --
                                                                        2008   1.250       0.731         9,164
                                                                        2007   1.280       1.250        19,076
                                                                        2006   1.251       1.280        18,930
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.707       0.736            --
                                                                        2008   1.310       0.707         6,912
                                                                        2007   1.290       1.310         6,925
                                                                        2006   1.278       1.290         6,717
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.114       1.224            --
                                                                        2012   0.985       1.114        23,420
                                                                        2011   1.075       0.985        23,646
                                                                        2010   0.961       1.075        35,582
                                                                        2009   0.807       0.961        36,295
                                                                        2008   1.353       0.807        37,162
                                                                        2007   1.330       1.353        95,081
                                                                        2006   1.302       1.330       144,265
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.783       1.936         2,653
                                                                        2013   1.375       1.783         2,653
                                                                        2012   1.268       1.375         2,653
                                                                        2011   1.339       1.268         2,653
                                                                        2010   1.189       1.339         2,653
                                                                        2009   0.815       1.189         2,347
                                                                        2008   1.536       0.815         2,351
                                                                        2007   1.305       1.536         2,354
                                                                        2006   1.343       1.305         2,357
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.987       2.118         1,351
                                                                        2013   1.483       1.987         1,351
                                                                        2012   1.310       1.483         1,351
                                                                        2011   1.333       1.310         1,351
                                                                        2010   1.221       1.333         1,351
                                                                        2009   0.892       1.221         1,222
                                                                        2008   1.352       0.892         1,224
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.902       0.976            --
                                                                        2010   0.798       0.902         6,360
                                                                        2009   0.621       0.798         6,413
                                                                        2008   1.066       0.621         6,467
                                                                        2007   1.056       1.066         6,511
                                                                        2006   1.002       1.056         6,548
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.250       1.277            --
                                                                        2013   1.226       1.250            --
                                                                        2012   1.148       1.226            --
                                                                        2011   1.137       1.148            --
                                                                        2010   1.057       1.137            --
                                                                        2009   0.897       1.057            --
                                                                        2008   1.071       0.897            --
                                                                        2007   1.038       1.071            --
                                                                        2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.264       1.296        81,112
                                                                        2013   1.165       1.264        86,506
                                                                        2012   1.069       1.165            --
                                                                        2011   1.082       1.069            --
                                                                        2010   0.992       1.082            --
                                                                        2009   0.821       0.992       524,068
                                                                        2008   1.070       0.821       548,800
                                                                        2007   1.045       1.070       518,922
                                                                        2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.260       1.294       476,947

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.092
                                                                                           2012   0.987
                                                                                           2011   1.023
                                                                                           2010   0.925
                                                                                           2009   0.747
                                                                                           2008   1.071
                                                                                           2007   1.050
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.241
                                                                                           2013   1.021
                                                                                           2012   0.905
                                                                                           2011   0.962
                                                                                           2010   0.857
                                                                                           2009   0.679
                                                                                           2008   1.071
                                                                                           2007   1.055
                                                                                           2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 2014   1.741
                                                                                           2013   1.352
                                                                                           2012   1.198
                                                                                           2011   1.205
                                                                                           2010   1.077
                                                                                           2009   0.879
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.575
                                                                                           2013   1.357
                                                                                           2012   1.246
                                                                                           2011   1.247
                                                                                           2010   1.161
                                                                                           2009   1.003
                                                                                           2008   1.320
                                                                                           2007   1.297
                                                                                           2006   1.218
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   2.011
                                                                                           2013   1.515
                                                                                           2012   1.328
                                                                                           2011   1.347
                                                                                           2010   1.237
                                                                                           2009   1.047
                                                                                           2008   1.450
                                                                                           2007   1.378
                                                                                           2006   1.252
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.561
                                                                                           2013   1.150
                                                                                           2012   0.992
                                                                                           2011   1.028
                                                                                           2010   0.901
                                                                                           2009   0.644
                                                                                           2008   1.136
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.346
                                                                                           2013   1.365
                                                                                           2012   1.255
                                                                                           2011   1.243
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.521
                                                                                           2013   1.167
                                                                                           2012   1.060
                                                                                           2011   1.204
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.094
                                                                                           2006   1.111
                                                                                           2005   1.113
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.163
                                                                                           2008   1.135
                                                                                           2007   1.068
                                                                                           2006   1.052
                                                                                           2005   1.050



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.260       553,552
                                                                                           1.092       556,303
                                                                                           0.987       559,531
                                                                                           1.023       563,159
                                                                                           0.925       571,775
                                                                                           0.747       457,388
                                                                                           1.071       111,352
                                                                                           1.050       123,432
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.276        32,349
                                                                                           1.241        33,935
                                                                                           1.021        35,367
                                                                                           0.905        36,889
                                                                                           0.962        45,334
                                                                                           0.857        46,741
                                                                                           0.679        48,415
                                                                                           1.071       308,817
                                                                                           1.055        38,653
 MSF MetLife Stock Index Subaccount (Class B) (5/09)...................................... 1.925            --
                                                                                           1.741            --
                                                                                           1.352            --
                                                                                           1.198            --
                                                                                           1.205            --
                                                                                           1.077            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.670       307,242
                                                                                           1.575       322,525
                                                                                           1.357       681,675
                                                                                           1.246       700,588
                                                                                           1.247       722,989
                                                                                           1.161       759,484
                                                                                           1.003       655,307
                                                                                           1.320       701,004
                                                                                           1.297       813,757
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.178            --
                                                                                           2.011            --
                                                                                           1.515            --
                                                                                           1.328            --
                                                                                           1.347            --
                                                                                           1.237            --
                                                                                           1.047            --
                                                                                           1.450        74,216
                                                                                           1.378        87,351
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.661        86,122
                                                                                           1.561        86,122
                                                                                           1.150        86,122
                                                                                           0.992        86,122
                                                                                           1.028       117,233
                                                                                           0.901       117,233
                                                                                           0.644        31,111
                                                                                           1.136        31,111
                                                                                           1.064        31,111
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.386       106,781
                                                                                           1.346       107,650
                                                                                           1.365       127,803
                                                                                           1.255       128,317
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.642       334,903
                                                                                           1.521       344,206
                                                                                           1.167       428,661
                                                                                           1.060       494,944
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.113            --
                                                                                           1.094       193,419
                                                                                           1.111       191,974
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.199            --
                                                                                           1.163       272,042
                                                                                           1.135       595,723
                                                                                           1.068       812,182
                                                                                           1.052       735,263

                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.25% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.836       1.983            --
                                                                                     2006   1.470       1.836            --
                                                                                     2005   1.340       1.470            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.830       1.950            --
                                                                                     2006   1.596       1.830       396,269
                                                                                     2005   1.525       1.596       373,790
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.258       1.336            --
                                                                                     2005   1.183       1.258       101,436
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.242       1.302            --
                                                                                     2005   1.216       1.242       143,062
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.243       1.278            --
                                                                                     2005   1.169       1.243         1,352
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.073       1.139            --
                                                                                     2005   1.000       1.073         5,797
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.028            --
                                                                                     2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.077            --
                                                                                     2005   1.000       1.042        86,326
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.061       1.104            --
                                                                                     2005   1.000       1.061        26,513
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033       1.051            --
                                                                                     2005   1.000       1.033            --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.025       1.013            --
                                                                                     2005   1.034       1.025       241,706
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.352       1.432            --
                                                                                     2005   1.234       1.352            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.272       1.343            --
                                                                                     2005   1.262       1.272         2,360
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.183       1.218            --
                                                                                     2005   1.175       1.183       829,289
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.162       1.252            --
                                                                                     2005   1.116       1.162        28,581
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.403       1.608            --
                                                                                     2005   1.310       1.403        58,267
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.268       1.343            --
                                                                                     2005   1.224       1.268       100,080
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.111            --
                                                                                     2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.186       1.195            --
                                                                                     2005   1.170       1.186        19,123
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.200       1.249            --
                                                                                     2005   1.203       1.200         5,498
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.131       1.299            --
                                                                                     2005   1.000       1.131            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.104       1.263            --
                                                                                     2005   1.000       1.104            --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.207       1.251            --
                                                                                     2005   1.145       1.207        54,061

                               VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.284       0.640            --
                                                                              2007   1.123       1.284            --
                                                                              2006   1.117       1.123            --
                                                                              2005   1.059       1.117            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.105       1.153            --
                                                                              2005   1.081       1.105            --
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.188       1.154            --
                                                                              2005   1.059       1.188            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.018       2.018       100,969
                                                                              2013   1.599       2.018       102,683
                                                                              2012   1.335       1.599       103,273
                                                                              2011   1.499       1.335       104,901
                                                                              2010   1.373       1.499       106,934
                                                                              2009   0.987       1.373       108,626
                                                                              2008   1.640       0.987       109,837
                                                                              2007   1.461       1.640       112,818
                                                                              2006   1.241       1.461       125,017
                                                                              2005   1.113       1.241       125,405
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.729       1.833        17,319
                                                                              2013   1.360       1.729        76,409
                                                                              2012   1.181       1.360        77,033
                                                                              2011   1.262       1.181        77,393
                                                                              2010   1.088       1.262        77,786
                                                                              2009   0.799       1.088        88,226
                                                                              2008   1.459       0.799        83,671
                                                                              2007   1.329       1.459        80,166
                                                                              2006   1.233       1.329       105,809
                                                                              2005   1.086       1.233        51,250
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.552       1.678         1,230
                                                                              2013   1.189       1.552        63,196
                                                                              2012   1.036       1.189        63,872
                                                                              2011   1.080       1.036        83,239
                                                                              2010   0.992       1.080        85,967
                                                                              2009   0.773       0.992       100,179
                                                                              2008   1.273       0.773        97,150
                                                                              2007   1.240       1.273        97,266
                                                                              2006   1.102       1.240       125,007
                                                                              2005   1.065       1.102        53,033
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.351       1.334            --
                                                                              2005   1.170       1.351            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.349       1.749            --
                                                                              2005   1.288       1.349        45,302
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.203       1.305            --
                                                                              2005   1.117       1.203            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.205       1.340            --
                                                                              2005   1.120       1.205            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.868       2.042        18,934
                                                                              2013   1.458       1.868        22,121
                                                                              2012   1.283       1.458        22,121
                                                                              2011   1.348       1.283        22,127
                                                                              2010   1.178       1.348        22,133
                                                                              2009   0.888       1.178        22,144
                                                                              2008   1.584       0.888        38,468
                                                                              2007   1.380       1.584        33,839
                                                                              2006   1.265       1.380        33,842
                                                                              2005   1.108       1.265        33,845
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.299       2.382           684

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.731       2.299          715
                                                                              2012   1.547       1.731          751
                                                                              2011   1.775       1.547          792
                                                                              2010   1.413       1.775          837
                                                                              2009   1.034       1.413          884
                                                                              2008   1.753       1.034          887
                                                                              2007   1.555       1.753          932
                                                                              2006   1.416       1.555       10,241
                                                                              2005   1.227       1.416       10,559
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.508       1.542           --
                                                                              2013   1.354       1.508           --
                                                                              2012   1.230       1.354           --
                                                                              2011   1.230       1.230       12,978
                                                                              2010   1.117       1.230       14,555
                                                                              2009   0.843       1.117       16,324
                                                                              2008   1.226       0.843       18,915
                                                                              2007   1.209       1.226       18,915
                                                                              2006   1.046       1.209       18,915
                                                                              2005   1.000       1.046       11,132
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.189       1.376           --
                                                                              2005   1.100       1.189       10,294
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.717       1.803           --
                                                                              2013   1.271       1.717           --
                                                                              2012   1.174       1.271           --
                                                                              2011   1.262       1.174           --
                                                                              2010   1.012       1.262           --
                                                                              2009   0.721       1.012           --
                                                                              2008   1.283       0.721           --
                                                                              2007   1.181       1.283           --
                                                                              2006   1.111       1.181           --
                                                                              2005   1.085       1.111           --
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.476       2.247           --
                                                                              2007   1.967       2.476       57,126
                                                                              2006   1.572       1.967       60,323
                                                                              2005   1.262       1.572       60,464
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.671       1.451       74,281
                                                                              2013   1.391       1.671       85,343
                                                                              2012   1.204       1.391       86,058
                                                                              2011   1.378       1.204       86,442
                                                                              2010   1.301       1.378       86,849
                                                                              2009   0.971       1.301       86,919
                                                                              2008   1.667       0.971       81,593
                                                                              2007   1.478       1.667       79,169
                                                                              2006   1.245       1.478       89,582
                                                                              2005   1.156       1.245       89,944
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.191       1.418           --
                                                                              2005   1.120       1.191           --
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.195       2.408           --
                                                                              2013   1.701       2.195           --
                                                                              2012   1.488       1.701           --
                                                                              2011   1.548       1.488           --
                                                                              2010   1.262       1.548           --
                                                                              2009   0.894       1.262           --
                                                                              2008   1.630       0.894           --
                                                                              2007   1.370       1.630           --
                                                                              2006   1.237       1.370           --
                                                                              2005   1.130       1.237           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.145       1.277           --
                                                                              2005   1.126       1.145        6,109
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.119       1.188           --
                                                                              2006   1.066       1.119           --
                                                                              2005   1.026       1.066           --
Legg Mason Partners Variable Equity Trust

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.868       0.918            --
                                                                                   2009   0.735       0.868         9,497
                                                                                   2008   1.282       0.735         9,501
                                                                                   2007   1.251       1.282         9,501
                                                                                   2006   1.111       1.251         9,501
                                                                                   2005   1.067       1.111         2,462
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.926       2.267        30,398
                                                                                   2013   1.334       1.926        37,174
                                                                                   2012   1.150       1.334        37,177
                                                                                   2011   1.148       1.150        37,185
                                                                                   2010   0.940       1.148        37,195
                                                                                   2009   0.715       0.940        37,213
                                                                                   2008   1.227       0.715        56,604
                                                                                   2007   1.237       1.227        60,717
                                                                                   2006   1.164       1.237        60,726
                                                                                   2005   1.066       1.164        60,735
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.454       1.458            --
                                                                                   2013   1.126       1.454            --
                                                                                   2012   1.002       1.126            --
                                                                                   2011   1.093       1.002            --
                                                                                   2010   0.959       1.093            --
                                                                                   2009   0.759       0.959            --
                                                                                   2008   1.224       0.759            --
                                                                                   2007   1.237       1.224            --
                                                                                   2006   1.084       1.237            --
                                                                                   2005   1.058       1.084            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.677       1.819            --
                                                                                   2013   1.320       1.677            --
                                                                                   2012   1.165       1.320            --
                                                                                   2011   1.162       1.165            --
                                                                                   2010   1.056       1.162            --
                                                                                   2009   0.884       1.056            --
                                                                                   2008   1.280       0.884            --
                                                                                   2007   1.209       1.280            --
                                                                                   2006   1.077       1.209            --
                                                                                   2005   1.057       1.077            --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.811       0.796            --
                                                                                   2008   1.176       0.811            --
                                                                                   2007   1.179       1.176            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.008       1.062            --
                                                                                   2010   0.915       1.008       243,161
                                                                                   2009   0.668       0.915       259,191
                                                                                   2008   1.181       0.668       277,687
                                                                                   2007   1.187       1.181       293,415
                                                                                   2006   1.069       1.187       305,270
                                                                                   2005   1.039       1.069       240,696
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.082       1.173            --
                                                                                   2010   0.990       1.082            --
                                                                                   2009   0.829       0.990            --
                                                                                   2008   1.188       0.829            --
                                                                                   2007   1.143       1.188            --
                                                                                   2006   0.991       1.143            --
                                                                                   2005   1.016       0.991            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   2.145       2.382            --
                                                                                   2013   1.743       2.145            --
                                                                                   2012   1.562       1.743            --
                                                                                   2011   1.596       1.562            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.405       1.558       155,980
                                                                                   2013   1.144       1.405       155,980
                                                                                   2012   1.026       1.144       156,001
                                                                                   2011   0.975       1.026       200,974
                                                                                   2010   0.890       0.975       206,465
                                                                                   2009   0.743       0.890       212,655
                                                                                   2008   1.168       0.743       221,593
                                                                                   2007   1.135       1.168       221,619
                                                                                   2006   1.051       1.135       113,004
                                                                                   2005   1.031       1.051       101,197

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.508       1.680           --
                                                                                      2013   1.119       1.508           --
                                                                                      2012   0.952       1.119           --
                                                                                      2011   0.980       0.952           --
                                                                                      2010   0.913       0.980           --
                                                                                      2009   0.656       0.913           --
                                                                                      2008   1.071       0.656           --
                                                                                      2007   1.041       1.071           --
                                                                                      2006   1.018       1.041           --
                                                                                      2005   0.990       1.018           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.632       1.781           --
                                                                                      2013   1.261       1.632           --
                                                                                      2012   1.108       1.261           --
                                                                                      2011   1.080       1.108           --
                                                                                      2010   1.010       1.080           --
                                                                                      2009   0.830       1.010           --
                                                                                      2008   1.319       0.830           --
                                                                                      2007   1.299       1.319           --
                                                                                      2006   1.124       1.299           --
                                                                                      2005   1.080       1.124           --
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.990       2.103           --
                                                                                      2013   1.482       1.990           --
                                                                                      2012   1.287       1.482           --
                                                                                      2011   1.370       1.287           --
                                                                                      2010   1.144       1.370           --
                                                                                      2009   0.861       1.144           --
                                                                                      2008   1.361       0.861           --
                                                                                      2007   1.300       1.361           --
                                                                                      2006   1.159       1.300           --
                                                                                      2005   1.095       1.159           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.328       2.368        8,844
                                                                                      2013   1.620       2.328       12,008
                                                                                      2012   1.388       1.620       12,008
                                                                                      2011   1.401       1.388       12,009
                                                                                      2010   1.145       1.401       12,011
                                                                                      2009   0.821       1.145       12,016
                                                                                      2008   1.417       0.821       25,284
                                                                                      2007   1.318       1.417       30,266
                                                                                      2006   1.196       1.318           --
                                                                                      2005   1.166       1.196           --
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.768       0.746           --
                                                                                      2008   1.258       0.768           --
                                                                                      2007   1.227       1.258           --
                                                                                      2006   1.090       1.227           --
                                                                                      2005   1.070       1.090           --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.147       1.162           --
                                                                                      2006   1.046       1.147           --
                                                                                      2005   1.033       1.046           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.949       0.935           --
                                                                                      2010   0.889       0.949       15,346
                                                                                      2009   0.775       0.889       15,353
                                                                                      2008   1.006       0.775       15,362
                                                                                      2007   1.016       1.006       15,370
                                                                                      2006   0.998       1.016       15,377
                                                                                      2005   0.998       0.998       15,385
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.182       1.202           --
                                                                                      2010   1.084       1.182           --
                                                                                      2009   0.930       1.084           --
                                                                                      2008   1.101       0.930           --
                                                                                      2007   1.105       1.101           --
                                                                                      2006   1.073       1.105           --
                                                                                      2005   1.071       1.073           --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.734       1.689          818

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.625       1.734        3,159
                                                                          2012   1.411       1.625        3,450
                                                                          2011   1.410       1.411        3,621
                                                                          2010   1.237       1.410        3,803
                                                                          2009   0.791       1.237        3,862
                                                                          2008   1.157       0.791        1,062
                                                                          2007   1.180       1.157        1,116
                                                                          2006   1.088       1.180       12,092
                                                                          2005   1.085       1.088       12,468
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.028       1.020           --
                                                                          2009   1.050       1.028           --
                                                                          2008   1.047       1.050           --
                                                                          2007   1.021       1.047           --
                                                                          2006   0.998       1.021           --
                                                                          2005   0.994       0.998           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.241       1.299           --
                                                                          2006   1.075       1.241           --
                                                                          2005   1.057       1.075           --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.323       1.408           --
                                                                          2006   1.199       1.323       30,203
                                                                          2005   1.170       1.199       30,206
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.272       1.319           --
                                                                          2006   1.110       1.272       18,078
                                                                          2005   1.100       1.110       10,841
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.347       1.481           --
                                                                          2006   1.228       1.347       72,009
                                                                          2005   1.161       1.228       72,352
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.004       1.115       52,985
                                                                          2013   0.990       1.004       52,985
                                                                          2012   0.802       0.990       52,985
                                                                          2011   0.866       0.802       67,648
                                                                          2010   0.762       0.866       69,430
                                                                          2009   0.577       0.762       71,422
                                                                          2008   1.011       0.577       74,209
                                                                          2007   1.214       1.011       74,209
                                                                          2006   1.003       1.214       74,209
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.029       2.108           --
                                                                          2013   1.608       2.029           --
                                                                          2012   1.340       1.608           --
                                                                          2011   1.479       1.340           --
                                                                          2010   1.380       1.479           --
                                                                          2009   0.986       1.380           --
                                                                          2008   1.735       0.986           --
                                                                          2007   1.361       1.735           --
                                                                          2006   1.334       1.361           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.102       2.354           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.037       1.880           --
                                                                          2013   1.593       2.037           --
                                                                          2012   1.259       1.593           --
                                                                          2011   1.498       1.259           --
                                                                          2010   1.314       1.498           --
                                                                          2009   0.865       1.314           --
                                                                          2008   1.493       0.865           --
                                                                          2007   1.541       1.493           --
                                                                          2006   1.405       1.541           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.279       1.370       47,097

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.004       1.279       54,638
                                                                               2012   0.896       1.004       55,072
                                                                               2011   0.952       0.896       55,319
                                                                               2010   0.776       0.952       55,582
                                                                               2009   0.627       0.776       55,656
                                                                               2008   1.049       0.627       72,389
                                                                               2007   1.067       1.049       78,357
                                                                               2006   1.015       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.094       2.213           --
                                                                               2013   1.524       2.094           --
                                                                               2012   1.316       1.524           --
                                                                               2011   1.358       1.316           --
                                                                               2010   1.099       1.358           --
                                                                               2009   0.838       1.099           --
                                                                               2008   1.397       0.838           --
                                                                               2007   1.283       1.397           --
                                                                               2006   1.299       1.283           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.805       1.846           --
                                                                               2013   1.386       1.805           --
                                                                               2012   1.226       1.386           --
                                                                               2011   1.396       1.226           --
                                                                               2010   1.195       1.396           --
                                                                               2009   0.947       1.195           --
                                                                               2008   1.296       0.947           --
                                                                               2007   1.340       1.296           --
                                                                               2006   1.263       1.340           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.718       0.681           --
                                                                               2008   1.281       0.718           --
                                                                               2007   1.171       1.281           --
                                                                               2006   1.191       1.171           --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.105       1.105           --
                                                                               2013   1.042       1.105           --
                                                                               2012   0.873       1.042        9,488
                                                                               2011   0.959       0.873        9,488
                                                                               2010   0.921       0.959        9,492
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   2.179       2.238           --
                                                                               2013   1.722       2.179           --
                                                                               2012   1.509       1.722           --
                                                                               2011   1.773       1.509           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.279       1.271       38,590
                                                                               2013   0.988       1.279       42,905
                                                                               2012   0.857       0.988       42,909
                                                                               2011   0.964       0.857       42,915
                                                                               2010   0.822       0.964       42,922
                                                                               2009   0.665       0.822       42,934
                                                                               2008   0.970       0.665       50,320
                                                                               2007   1.024       0.970       55,499
                                                                               2006   1.003       1.024        7,768
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.755       1.603       35,756
                                                                               2013   1.890       1.755       43,242
                                                                               2012   1.627       1.890       43,613
                                                                               2011   2.047       1.627       56,373
                                                                               2010   1.694       2.047       56,591
                                                                               2009   1.026       1.694       44,004
                                                                               2008   2.251       1.026       53,832
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.629       1.482           --
                                                                               2013   1.398       1.629           --
                                                                               2012   1.226       1.398           --
                                                                               2011   1.405       1.226           --
                                                                               2010   1.290       1.405           --
                                                                               2009   1.004       1.290           --
                                                                               2008   1.782       1.004           --
                                                                               2007   1.705       1.782           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.030       1.113           --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.001       1.030           --
                                                                          2011   1.081       1.001           --
                                                                          2010   0.900       1.081           --
                                                                          2009   0.674       0.900           --
                                                                          2008   1.117       0.674           --
                                                                          2007   1.267       1.117           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.286       1.284           --
                                                                          2013   1.035       1.286        9,361
                                                                          2012   0.874       1.035           --
                                                                          2011   0.977       0.874           --
                                                                          2010   0.862       0.977           --
                                                                          2009   0.631       0.862           --
                                                                          2008   1.086       0.631           --
                                                                          2007   1.046       1.086           --
                                                                          2006   0.996       1.046           --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.303       1.313       45,577
                                                                          2013   1.464       1.303       45,616
                                                                          2012   1.371       1.464       45,661
                                                                          2011   1.258       1.371       58,744
                                                                          2010   1.192       1.258       60,383
                                                                          2009   1.030       1.192       62,219
                                                                          2008   1.129       1.030       64,846
                                                                          2007   1.071       1.129       64,901
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.558       1.692           --
                                                                          2013   1.198       1.558           --
                                                                          2012   1.109       1.198           --
                                                                          2011   1.188       1.109       12,289
                                                                          2010   1.046       1.188       13,783
                                                                          2009   0.864       1.046       15,455
                                                                          2008   1.317       0.864       17,817
                                                                          2007   1.283       1.317       17,817
                                                                          2006   1.199       1.283       17,817
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.163       1.281           --
                                                                          2006   1.110       1.163           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.651       1.688           --
                                                                          2013   1.664       1.651           --
                                                                          2012   1.526       1.664           --
                                                                          2011   1.506       1.526           --
                                                                          2010   1.374       1.506           --
                                                                          2009   1.056       1.374           --
                                                                          2008   1.211       1.056           --
                                                                          2007   1.162       1.211           --
                                                                          2006   1.127       1.162           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.263       1.398           --
                                                                          2013   0.966       1.263           --
                                                                          2012   0.838       0.966           --
                                                                          2011   0.893       0.838       29,843
                                                                          2010   0.781       0.893       33,470
                                                                          2009   0.675       0.781       37,535
                                                                          2008   1.085       0.675       43,146
                                                                          2007   1.071       1.085       43,146
                                                                          2006   1.001       1.071       21,688
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.460       1.585           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.375       1.438           --
                                                                          2006   1.304       1.375           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.599       1.776           --
                                                                          2013   1.220       1.599           --
                                                                          2012   1.100       1.220           --
                                                                          2011   1.123       1.100           --
                                                                          2010   1.021       1.123           --
                                                                          2009   0.876       1.021           --
                                                                          2008   1.430       0.876           --
                                                                          2007   1.426       1.430           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................... 2014   1.214       1.268           --

                      VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.253       1.214           --
                                                                        2012   1.195       1.253           --
                                                                        2011   1.149       1.195           --
                                                                        2010   1.086       1.149           --
                                                                        2009   1.017       1.086           --
                                                                        2008   1.079       1.017           --
                                                                        2007   1.041       1.079           --
                                                                        2006   1.008       1.041           --
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.938       0.916       14,370
                                                                        2013   0.959       0.938       19,276
                                                                        2012   0.982       0.959       19,811
                                                                        2011   1.005       0.982       20,077
                                                                        2010   1.020       1.005        5,962
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.660       0.651           --
                                                                        2008   1.130       0.660           --
                                                                        2007   1.157       1.130           --
                                                                        2006   1.131       1.157           --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.633       0.659           --
                                                                        2008   1.174       0.633           --
                                                                        2007   1.156       1.174           --
                                                                        2006   1.145       1.156           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.006       1.105           --
                                                                        2012   0.890       1.006           --
                                                                        2011   0.972       0.890           --
                                                                        2010   0.869       0.972           --
                                                                        2009   0.730       0.869           --
                                                                        2008   1.225       0.730           --
                                                                        2007   1.205       1.225           --
                                                                        2006   1.180       1.205           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.510       1.639           --
                                                                        2013   1.165       1.510           --
                                                                        2012   1.075       1.165           --
                                                                        2011   1.136       1.075           --
                                                                        2010   1.009       1.136           --
                                                                        2009   0.692       1.009           --
                                                                        2008   1.305       0.692           --
                                                                        2007   1.109       1.305           --
                                                                        2006   1.142       1.109           --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.796       1.914           --
                                                                        2013   1.341       1.796           --
                                                                        2012   1.185       1.341           --
                                                                        2011   1.207       1.185           --
                                                                        2010   1.106       1.207           --
                                                                        2009   0.809       1.106           --
                                                                        2008   1.225       0.809           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.900       0.973           --
                                                                        2010   0.796       0.900           --
                                                                        2009   0.620       0.796           --
                                                                        2008   1.065       0.620           --
                                                                        2007   1.055       1.065           --
                                                                        2006   1.002       1.055           --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.245       1.271       61,439
                                                                        2013   1.221       1.245       61,466
                                                                        2012   1.145       1.221       61,493
                                                                        2011   1.135       1.145       61,522
                                                                        2010   1.055       1.135       61,551
                                                                        2009   0.896       1.055       61,581
                                                                        2008   1.071       0.896       61,613
                                                                        2007   1.038       1.071       61,646
                                                                        2006   1.001       1.038       61,676
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.259       1.291           --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   1.161
                                                                                           2012   1.066
                                                                                           2011   1.080
                                                                                           2010   0.990
                                                                                           2009   0.819
                                                                                           2008   1.070
                                                                                           2007   1.044
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 2014   1.255
                                                                                           2013   1.089
                                                                                           2012   0.984
                                                                                           2011   1.021
                                                                                           2010   0.923
                                                                                           2009   0.746
                                                                                           2008   1.070
                                                                                           2007   1.050
                                                                                           2006   1.002
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 2014   1.236
                                                                                           2013   1.017
                                                                                           2012   0.902
                                                                                           2011   0.959
                                                                                           2010   0.856
                                                                                           2009   0.678
                                                                                           2008   1.070
                                                                                           2007   1.054
                                                                                           2006   1.002
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2014   1.463
                                                                                           2013   1.261
                                                                                           2012   1.159
                                                                                           2011   1.160
                                                                                           2010   1.080
                                                                                           2009   0.934
                                                                                           2008   1.230
                                                                                           2007   1.208
                                                                                           2006   1.136
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2014   1.995
                                                                                           2013   1.504
                                                                                           2012   1.320
                                                                                           2011   1.339
                                                                                           2010   1.229
                                                                                           2009   1.041
                                                                                           2008   1.462
                                                                                           2007   1.390
                                                                                           2006   1.264
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2014   2.284
                                                                                           2013   1.840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.555
                                                                                           2013   1.147
                                                                                           2012   0.989
                                                                                           2011   1.026
                                                                                           2010   0.899
                                                                                           2009   0.643
                                                                                           2008   1.135
                                                                                           2007   1.064
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.385
                                                                                           2013   1.406
                                                                                           2012   1.293
                                                                                           2011   1.281
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   2.099
                                                                                           2013   1.611
                                                                                           2012   1.464
                                                                                           2011   1.663
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.048
                                                                                           2006   1.065
                                                                                           2005   1.068



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.259            --
                                                                                           1.161            --
                                                                                           1.066            --
                                                                                           1.080            --
                                                                                           0.990            --
                                                                                           0.819            --
                                                                                           1.070            --
                                                                                           1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).............................. 1.289        21,217
                                                                                           1.255        21,248
                                                                                           1.089        21,282
                                                                                           0.984        21,320
                                                                                           1.021        21,361
                                                                                           0.923        21,405
                                                                                           0.746        21,451
                                                                                           1.070        21,493
                                                                                           1.050        21,530
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).............................. 1.271            --
                                                                                           1.236            --
                                                                                           1.017            --
                                                                                           0.902            --
                                                                                           0.959            --
                                                                                           0.856            --
                                                                                           0.678            --
                                                                                           1.070            --
                                                                                           1.054            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 1.550            --
                                                                                           1.463            --
                                                                                           1.261            --
                                                                                           1.159            --
                                                                                           1.160            --
                                                                                           1.080            --
                                                                                           0.934            --
                                                                                           1.230            --
                                                                                           1.208            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.161            --
                                                                                           1.995            --
                                                                                           1.504            --
                                                                                           1.320            --
                                                                                           1.339            --
                                                                                           1.229            --
                                                                                           1.041            --
                                                                                           1.462            --
                                                                                           1.390            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)................................. 2.225            --
                                                                                           2.284            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.654            --
                                                                                           1.555            --
                                                                                           1.147            --
                                                                                           0.989            --
                                                                                           1.026            --
                                                                                           0.899            --
                                                                                           0.643            --
                                                                                           1.135            --
                                                                                           1.064            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.425            --
                                                                                           1.385            --
                                                                                           1.406            --
                                                                                           1.293            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.264        96,625
                                                                                           2.099       128,597
                                                                                           1.611       136,313
                                                                                           1.464       145,513
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.067            --
                                                                                           1.048        85,520
                                                                                           1.065        78,316

                            VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.155       1.191           --
                                                                                     2008   1.128       1.155       27,149
                                                                                     2007   1.061       1.128       27,208
                                                                                     2006   1.046       1.061       48,029
                                                                                     2005   1.045       1.046       40,750
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.587       1.714           --
                                                                                     2006   1.271       1.587           --
                                                                                     2005   1.159       1.271           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.431       1.525           --
                                                                                     2006   1.248       1.431       33,934
                                                                                     2005   1.193       1.248       33,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.121       1.191           --
                                                                                     2005   1.055       1.121           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.126       1.180           --
                                                                                     2005   1.102       1.126           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.114       1.145           --
                                                                                     2005   1.049       1.114           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.073       1.138           --
                                                                                     2005   1.000       1.073           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.026       1.028           --
                                                                                     2005   1.000       1.026       60,113
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.076           --
                                                                                     2005   1.000       1.042       20,075
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.060       1.103           --
                                                                                     2005   1.000       1.060           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.033       1.051           --
                                                                                     2005   1.000       1.033           --
 Travelers Managed Income Subaccount (11/99)........................................ 2006   1.020       1.008           --
                                                                                     2005   1.029       1.020           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.231       1.304           --
                                                                                     2005   1.124       1.231           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.081       1.142           --
                                                                                     2005   1.074       1.081           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.103       1.136           --
                                                                                     2005   1.096       1.103           --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.172       1.264           --
                                                                                     2005   1.127       1.172           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.226       1.405           --
                                                                                     2005   1.145       1.226           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.133       1.199           --
                                                                                     2005   1.093       1.133       10,627
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.110           --
                                                                                     2005   1.000       1.058           --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.119       1.127           --
                                                                                     2005   1.104       1.119           --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.095       1.140           --
                                                                                     2005   1.098       1.095           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.131       1.299           --
                                                                                     2005   1.000       1.131           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.103       1.263           --
                                                                                     2005   1.000       1.103           --
 Travelers Van Kampen Enterprise Subaccount (11/99)................................. 2006   1.092       1.131           --
                                                                                     2005   1.037       1.092           --

                             VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99)............... 2008   1.281       0.638            --
                                                                              2007   1.122       1.281            --
                                                                              2006   1.116       1.122            --
                                                                              2005   1.059       1.116            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)............. 2006   1.104       1.152            --
                                                                              2005   1.081       1.104         5,812
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.187       1.152            --
                                                                              2005   1.058       1.187            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.009       2.008        94,067
                                                                              2013   1.592       2.009       181,749
                                                                              2012   1.330       1.592       158,808
                                                                              2011   1.494       1.330       165,108
                                                                              2010   1.369       1.494       163,336
                                                                              2009   0.985       1.369       160,720
                                                                              2008   1.637       0.985       291,983
                                                                              2007   1.459       1.637       287,726
                                                                              2006   1.240       1.459       367,677
                                                                              2005   1.113       1.240       300,878
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.721       1.824       412,662
                                                                              2013   1.354       1.721       585,599
                                                                              2012   1.176       1.354       636,532
                                                                              2011   1.258       1.176       668,450
                                                                              2010   1.085       1.258       730,586
                                                                              2009   0.797       1.085       768,359
                                                                              2008   1.456       0.797       917,390
                                                                              2007   1.327       1.456       973,710
                                                                              2006   1.232       1.327     1,016,437
                                                                              2005   1.086       1.232       777,190
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.544       1.669       147,728
                                                                              2013   1.184       1.544       191,127
                                                                              2012   1.032       1.184       195,180
                                                                              2011   1.076       1.032       195,505
                                                                              2010   0.989       1.076       286,380
                                                                              2009   0.772       0.989       292,064
                                                                              2008   1.271       0.772       354,541
                                                                              2007   1.239       1.271       355,591
                                                                              2006   1.101       1.239       342,689
                                                                              2005   1.065       1.101       251,661
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.350       1.333            --
                                                                              2005   1.169       1.350            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.348       1.746            --
                                                                              2005   1.288       1.348        58,010
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.202       1.304            --
                                                                              2005   1.117       1.202            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.204       1.339            --
                                                                              2005   1.119       1.204        70,480
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   1.859       2.031        19,505
                                                                              2013   1.451       1.859        28,363
                                                                              2012   1.278       1.451        35,821
                                                                              2011   1.344       1.278        38,290
                                                                              2010   1.175       1.344        41,369
                                                                              2009   0.886       1.175        57,876
                                                                              2008   1.581       0.886        78,458
                                                                              2007   1.378       1.581        85,931
                                                                              2006   1.264       1.378        87,792
                                                                              2005   1.107       1.264        57,799
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.288       2.370        31,114

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.724       2.288       140,759
                                                                              2012   1.541       1.724       140,436
                                                                              2011   1.769       1.541       220,256
                                                                              2010   1.409       1.769       213,537
                                                                              2009   1.032       1.409       220,051
                                                                              2008   1.750       1.032       234,024
                                                                              2007   1.553       1.750       224,463
                                                                              2006   1.415       1.553       177,769
                                                                              2005   1.227       1.415       143,657
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.502       1.534        37,601
                                                                              2013   1.349       1.502        68,186
                                                                              2012   1.226       1.349        92,536
                                                                              2011   1.226       1.226        62,835
                                                                              2010   1.114       1.226        74,704
                                                                              2009   0.841       1.114        88,821
                                                                              2008   1.224       0.841       102,838
                                                                              2007   1.208       1.224       103,109
                                                                              2006   1.046       1.208        76,174
                                                                              2005   1.000       1.046        62,555
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.188       1.374            --
                                                                              2005   1.100       1.188       119,810
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   1.708       1.793            --
                                                                              2013   1.266       1.708        15,575
                                                                              2012   1.169       1.266        16,022
                                                                              2011   1.258       1.169        18,388
                                                                              2010   1.009       1.258        17,692
                                                                              2009   0.720       1.009        20,017
                                                                              2008   1.281       0.720        22,873
                                                                              2007   1.179       1.281        19,642
                                                                              2006   1.111       1.179        19,997
                                                                              2005   1.085       1.111        19,681
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   2.471       2.243            --
                                                                              2007   1.965       2.471        81,869
                                                                              2006   1.570       1.965        84,865
                                                                              2005   1.262       1.570        61,170
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.663       1.444       155,981
                                                                              2013   1.385       1.663       219,475
                                                                              2012   1.199       1.385       242,206
                                                                              2011   1.374       1.199       251,375
                                                                              2010   1.297       1.374       266,112
                                                                              2009   0.969       1.297       267,586
                                                                              2008   1.664       0.969       274,515
                                                                              2007   1.476       1.664       282,552
                                                                              2006   1.244       1.476       263,169
                                                                              2005   1.156       1.244       183,983
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.191       1.417            --
                                                                              2005   1.119       1.191        74,975
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................... 2014   2.185       2.395            --
                                                                              2013   1.694       2.185            --
                                                                              2012   1.483       1.694            --
                                                                              2011   1.543       1.483            --
                                                                              2010   1.259       1.543            --
                                                                              2009   0.892       1.259            --
                                                                              2008   1.627       0.892            --
                                                                              2007   1.368       1.627            --
                                                                              2006   1.236       1.368            --
                                                                              2005   1.130       1.236            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................... 2006   1.144       1.275            --
                                                                              2005   1.126       1.144            --
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)................... 2007   1.117       1.186            --
                                                                              2006   1.066       1.117            --
                                                                              2005   1.026       1.066            --
Legg Mason Partners Variable Equity Trust

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.866       0.915            --
                                                                                   2009   0.734       0.866       261,446
                                                                                   2008   1.280       0.734       247,086
                                                                                   2007   1.249       1.280       235,577
                                                                                   2006   1.110       1.249       234,581
                                                                                   2005   1.067       1.110       243,328
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   1.917       2.255        63,523
                                                                                   2013   1.328       1.917       167,912
                                                                                   2012   1.145       1.328       202,718
                                                                                   2011   1.144       1.145       207,248
                                                                                   2010   0.937       1.144       183,323
                                                                                   2009   0.713       0.937       184,614
                                                                                   2008   1.225       0.713       185,292
                                                                                   2007   1.236       1.225       215,162
                                                                                   2006   1.163       1.236       349,104
                                                                                   2005   1.066       1.163       281,309
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.447       1.451            --
                                                                                   2013   1.121       1.447         2,802
                                                                                   2012   0.998       1.121         2,805
                                                                                   2011   1.089       0.998         2,808
                                                                                   2010   0.956       1.089         2,811
                                                                                   2009   0.757       0.956         2,815
                                                                                   2008   1.222       0.757         2,819
                                                                                   2007   1.235       1.222         2,823
                                                                                   2006   1.083       1.235       121,292
                                                                                   2005   1.058       1.083       103,539
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.669       1.809         9,080
                                                                                   2013   1.314       1.669       139,621
                                                                                   2012   1.161       1.314       138,348
                                                                                   2011   1.158       1.161       145,520
                                                                                   2010   1.053       1.158       147,092
                                                                                   2009   0.883       1.053       146,625
                                                                                   2008   1.278       0.883        36,456
                                                                                   2007   1.207       1.278        36,791
                                                                                   2006   1.076       1.207        37,006
                                                                                   2005   1.057       1.076        29,781
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.809       0.794            --
                                                                                   2008   1.174       0.809       118,779
                                                                                   2007   1.177       1.174       121,150
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.005       1.059            --
                                                                                   2010   0.913       1.005       378,754
                                                                                   2009   0.666       0.913       410,838
                                                                                   2008   1.179       0.666       421,157
                                                                                   2007   1.185       1.179       445,943
                                                                                   2006   1.068       1.185       447,721
                                                                                   2005   1.039       1.068       390,119
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.079       1.169            --
                                                                                   2010   0.987       1.079        89,460
                                                                                   2009   0.828       0.987        93,757
                                                                                   2008   1.186       0.828        97,983
                                                                                   2007   1.141       1.186        99,404
                                                                                   2006   0.991       1.141       103,579
                                                                                   2005   1.016       0.991       107,739
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)............ 2014   1.564       1.736            --
                                                                                   2013   1.271       1.564            --
                                                                                   2012   1.140       1.271            --
                                                                                   2011   1.165       1.140            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02).......... 2014   1.399       1.550       172,029
                                                                                   2013   1.139       1.399       194,934
                                                                                   2012   1.022       1.139       203,218
                                                                                   2011   0.972       1.022       211,728
                                                                                   2010   0.887       0.972        44,296
                                                                                   2009   0.741       0.887       100,336
                                                                                   2008   1.166       0.741       100,500
                                                                                   2007   1.133       1.166       120,445
                                                                                   2006   1.050       1.133       120,570
                                                                                   2005   1.031       1.050       120,698

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)........... 2014   1.501       1.671         8,822
                                                                                      2013   1.115       1.501        38,806
                                                                                      2012   0.948       1.115        39,482
                                                                                      2011   0.977       0.948        39,908
                                                                                      2010   0.911       0.977        40,406
                                                                                      2009   0.655       0.911        40,142
                                                                                      2008   1.069       0.655        40,889
                                                                                      2007   1.040       1.069        37,543
                                                                                      2006   1.018       1.040        37,198
                                                                                      2005   0.990       1.018        36,641
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)............ 2014   1.624       1.772        18,197
                                                                                      2013   1.256       1.624        18,799
                                                                                      2012   1.104       1.256        19,352
                                                                                      2011   1.077       1.104        19,955
                                                                                      2010   1.007       1.077        20,594
                                                                                      2009   0.828       1.007        21,185
                                                                                      2008   1.317       0.828        21,693
                                                                                      2007   1.298       1.317        22,635
                                                                                      2006   1.123       1.298        23,236
                                                                                      2005   1.079       1.123         2,368
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)............... 2014   1.980       2.091         4,985
                                                                                      2013   1.476       1.980         4,988
                                                                                      2012   1.282       1.476         4,990
                                                                                      2011   1.366       1.282         4,993
                                                                                      2010   1.141       1.366         4,997
                                                                                      2009   0.859       1.141         5,000
                                                                                      2008   1.359       0.859         5,004
                                                                                      2007   1.299       1.359         5,007
                                                                                      2006   1.158       1.299         5,010
                                                                                      2005   1.094       1.158         5,014
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)........... 2014   2.317       2.355        32,415
                                                                                      2013   1.613       2.317        37,502
                                                                                      2012   1.383       1.613        44,811
                                                                                      2011   1.396       1.383        47,085
                                                                                      2010   1.142       1.396        49,977
                                                                                      2009   0.819       1.142        56,351
                                                                                      2008   1.414       0.819       175,391
                                                                                      2007   1.316       1.414       169,302
                                                                                      2006   1.195       1.316         9,705
                                                                                      2005   1.166       1.195         9,739
 LMPVET Equity Index Subaccount (Class II) (11/99)................................... 2009   0.766       0.744            --
                                                                                      2008   1.255       0.766            --
                                                                                      2007   1.225       1.255            --
                                                                                      2006   1.089       1.225            --
                                                                                      2005   1.070       1.089            --
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)............ 2007   1.146       1.160            --
                                                                                      2006   1.045       1.146       144,365
                                                                                      2005   1.033       1.045       118,439
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.946       0.932            --
                                                                                      2010   0.887       0.946            --
                                                                                      2009   0.773       0.887            --
                                                                                      2008   1.004       0.773            --
                                                                                      2007   1.015       1.004            --
                                                                                      2006   0.998       1.015            --
                                                                                      2005   0.998       0.998            --
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.178       1.198            --
                                                                                      2010   1.081       1.178            --
                                                                                      2009   0.928       1.081            --
                                                                                      2008   1.099       0.928            --
                                                                                      2007   1.104       1.099            --
                                                                                      2006   1.072       1.104            --
                                                                                      2005   1.070       1.072            --
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.726       1.680         6,007

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.618       1.726         6,007
                                                                          2012   1.405       1.618         6,009
                                                                          2011   1.405       1.405         6,013
                                                                          2010   1.233       1.405        20,001
                                                                          2009   0.790       1.233        20,005
                                                                          2008   1.155       0.790        20,009
                                                                          2007   1.178       1.155        20,012
                                                                          2006   1.087       1.178        19,438
                                                                          2005   1.085       1.087         7,617
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)........... 2010   1.025       1.017            --
                                                                          2009   1.047       1.025       173,043
                                                                          2008   1.045       1.047       182,733
                                                                          2007   1.020       1.045         9,245
                                                                          2006   0.998       1.020         9,245
                                                                          2005   0.993       0.998         9,245
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)............................. 2007   1.240       1.297            --
                                                                          2006   1.074       1.240            --
                                                                          2005   1.057       1.074            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....... 2007   1.321       1.406            --
                                                                          2006   1.198       1.321       161,201
                                                                          2005   1.169       1.198       142,065
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.270       1.317            --
                                                                          2006   1.109       1.270        47,662
                                                                          2005   1.100       1.109        48,179
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.345       1.479            --
                                                                          2006   1.227       1.345       181,999
                                                                          2005   1.161       1.227       143,351
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.000       1.110        77,346
                                                                          2013   0.987       1.000        82,558
                                                                          2012   0.800       0.987        65,443
                                                                          2011   0.864       0.800        68,866
                                                                          2010   0.761       0.864        76,941
                                                                          2009   0.577       0.761        78,548
                                                                          2008   1.010       0.577        85,152
                                                                          2007   1.214       1.010       154,649
                                                                          2006   1.003       1.214       149,380
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.019       2.098            --
                                                                          2013   1.601       2.019            --
                                                                          2012   1.335       1.601            --
                                                                          2011   1.474       1.335            --
                                                                          2010   1.376       1.474            --
                                                                          2009   0.984       1.376            --
                                                                          2008   1.732       0.984            --
                                                                          2007   1.359       1.732            --
                                                                          2006   1.333       1.359            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.091       2.341            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.027       1.871        45,829
                                                                          2013   1.586       2.027        53,261
                                                                          2012   1.255       1.586        59,163
                                                                          2011   1.493       1.255        65,699
                                                                          2010   1.310       1.493        72,047
                                                                          2009   0.863       1.310        79,594
                                                                          2008   1.490       0.863        86,805
                                                                          2007   1.539       1.490        86,805
                                                                          2006   1.404       1.539        86,805
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.274       1.364        99,952

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.001       1.274       118,574
                                                                               2012   0.893       1.001       127,871
                                                                               2011   0.950       0.893       132,530
                                                                               2010   0.774       0.950       208,941
                                                                               2009   0.627       0.774       229,184
                                                                               2008   1.048       0.627       241,752
                                                                               2007   1.067       1.048       232,573
                                                                               2006   1.015       1.067            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.085       2.203         8,721
                                                                               2013   1.519       2.085         8,724
                                                                               2012   1.312       1.519         8,728
                                                                               2011   1.355       1.312         8,733
                                                                               2010   1.097       1.355         8,738
                                                                               2009   0.836       1.097         8,744
                                                                               2008   1.395       0.836         8,750
                                                                               2007   1.282       1.395        13,675
                                                                               2006   1.298       1.282        13,679
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.797       1.837            --
                                                                               2013   1.380       1.797            --
                                                                               2012   1.222       1.380            --
                                                                               2011   1.392       1.222            --
                                                                               2010   1.192       1.392            --
                                                                               2009   0.945       1.192            --
                                                                               2008   1.295       0.945            --
                                                                               2007   1.338       1.295         4,988
                                                                               2006   1.262       1.338         4,988
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.716       0.679            --
                                                                               2008   1.278       0.716         5,229
                                                                               2007   1.169       1.278         5,232
                                                                               2006   1.190       1.169         5,235
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.100       1.100            --
                                                                               2013   1.038       1.100            --
                                                                               2012   0.869       1.038        77,882
                                                                               2011   0.955       0.869       271,912
                                                                               2010   0.918       0.955       264,074
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.188       1.220         3,292
                                                                               2013   0.939       1.188         3,295
                                                                               2012   0.824       0.939         3,298
                                                                               2011   0.968       0.824         3,302
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.274       1.266        83,291
                                                                               2013   0.985       1.274        95,543
                                                                               2012   0.855       0.985       106,326
                                                                               2011   0.961       0.855       137,806
                                                                               2010   0.821       0.961       123,048
                                                                               2009   0.665       0.821       132,288
                                                                               2008   0.970       0.665       281,261
                                                                               2007   1.024       0.970       291,293
                                                                               2006   1.003       1.024       128,926
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   1.746       1.595        64,416
                                                                               2013   1.882       1.746        68,326
                                                                               2012   1.620       1.882        67,224
                                                                               2011   2.041       1.620        67,722
                                                                               2010   1.689       2.041        59,712
                                                                               2009   1.024       1.689        63,166
                                                                               2008   2.246       1.024        65,793
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.622       1.474            --
                                                                               2013   1.392       1.622            --
                                                                               2012   1.221       1.392            --
                                                                               2011   1.400       1.221            --
                                                                               2010   1.287       1.400            --
                                                                               2009   1.001       1.287            --
                                                                               2008   1.779       1.001            --
                                                                               2007   1.702       1.779            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.026       1.109            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.998       1.026            --
                                                                          2011   1.078       0.998            --
                                                                          2010   0.898       1.078            --
                                                                          2009   0.673       0.898            --
                                                                          2008   1.116       0.673            --
                                                                          2007   1.266       1.116            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.281       1.278            --
                                                                          2013   1.032       1.281        83,086
                                                                          2012   0.872       1.032       102,959
                                                                          2011   0.974       0.872       106,556
                                                                          2010   0.861       0.974        86,597
                                                                          2009   0.630       0.861        89,062
                                                                          2008   1.085       0.630        91,487
                                                                          2007   1.046       1.085        92,313
                                                                          2006   0.996       1.046        94,778
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.296       1.306       146,522
                                                                          2013   1.458       1.296       234,856
                                                                          2012   1.366       1.458       293,354
                                                                          2011   1.254       1.366       254,315
                                                                          2010   1.189       1.254       308,798
                                                                          2009   1.028       1.189       336,857
                                                                          2008   1.127       1.028       329,774
                                                                          2007   1.070       1.127       333,258
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.438       1.463       285,572
                                                                          2013   1.501       1.438       322,479
                                                                          2012   1.406       1.501       311,654
                                                                          2011   1.395       1.406       317,916
                                                                          2010   1.321       1.395       338,770
                                                                          2009   1.191       1.321       392,113
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.550       1.683            --
                                                                          2013   1.193       1.550            --
                                                                          2012   1.104       1.193            --
                                                                          2011   1.184       1.104            --
                                                                          2010   1.043       1.184         6,659
                                                                          2009   0.862       1.043         6,664
                                                                          2008   1.314       0.862         6,669
                                                                          2007   1.282       1.314         6,674
                                                                          2006   1.198       1.282         6,678
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.280            --
                                                                          2006   1.110       1.162            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.643       1.679        22,643
                                                                          2013   1.657       1.643        25,548
                                                                          2012   1.520       1.657         5,559
                                                                          2011   1.501       1.520         5,567
                                                                          2010   1.370       1.501         5,575
                                                                          2009   1.054       1.370         5,584
                                                                          2008   1.209       1.054         5,594
                                                                          2007   1.161       1.209        76,661
                                                                          2006   1.126       1.161        76,669
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.258       1.392        10,058
                                                                          2013   0.963       1.258        30,755
                                                                          2012   0.836       0.963        37,380
                                                                          2011   0.891       0.836        65,292
                                                                          2010   0.780       0.891       151,947
                                                                          2009   0.674       0.780       176,446
                                                                          2008   1.084       0.674       204,825
                                                                          2007   1.070       1.084       234,778
                                                                          2006   1.001       1.070       183,667
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.453       1.577         2,800
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.373       1.436            --
                                                                          2006   1.303       1.373         9,713
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.592       1.767            --

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.215       1.592            --
                                                                        2012   1.096       1.215            --
                                                                        2011   1.119       1.096            --
                                                                        2010   1.018       1.119         7,376
                                                                        2009   0.874       1.018         7,623
                                                                        2008   1.428       0.874        12,261
                                                                        2007   1.424       1.428        12,261
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.208       1.262            --
                                                                        2013   1.248       1.208            --
                                                                        2012   1.190       1.248            --
                                                                        2011   1.145       1.190            --
                                                                        2010   1.083       1.145        15,289
                                                                        2009   1.015       1.083        15,289
                                                                        2008   1.078       1.015        15,289
                                                                        2007   1.040       1.078        15,289
                                                                        2006   1.007       1.040        14,628
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.332       1.417         5,209
                                                                        2013   1.016       1.332         5,211
                                                                        2012   0.910       1.016         5,214
                                                                        2011   1.023       0.910         5,217
                                                                        2010   0.874       1.023         5,221
                                                                        2009   0.697       0.874         5,225
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   1.111       1.085            --
                                                                        2013   1.137       1.111            --
                                                                        2012   1.164       1.137            --
                                                                        2011   1.192       1.164        52,273
                                                                        2010   1.211       1.192        97,625
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.658       0.649            --
                                                                        2008   1.128       0.658            --
                                                                        2007   1.156       1.128            --
                                                                        2006   1.130       1.156            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.631       0.657            --
                                                                        2008   1.172       0.631            --
                                                                        2007   1.154       1.172            --
                                                                        2006   1.144       1.154            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.002       1.100            --
                                                                        2012   0.887       1.002       103,981
                                                                        2011   0.969       0.887       117,451
                                                                        2010   0.866       0.969       130,526
                                                                        2009   0.729       0.866       144,127
                                                                        2008   1.223       0.729       159,076
                                                                        2007   1.203       1.223       159,076
                                                                        2006   1.179       1.203       159,076
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.503       1.630            --
                                                                        2013   1.160       1.503            --
                                                                        2012   1.071       1.160            --
                                                                        2011   1.132       1.071            --
                                                                        2010   1.006       1.132            --
                                                                        2009   0.690       1.006            --
                                                                        2008   1.303       0.690            --
                                                                        2007   1.108       1.303            --
                                                                        2006   1.141       1.108            --
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.787       1.904            --
                                                                        2013   1.335       1.787            --
                                                                        2012   1.181       1.335            --
                                                                        2011   1.203       1.181            --
                                                                        2010   1.103       1.203            --
                                                                        2009   0.807       1.103            --
                                                                        2008   1.223       0.807            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.898       0.971            --
                                                                        2010   0.795       0.898         3,234
                                                                        2009   0.619       0.795         3,238
                                                                        2008   1.064       0.619         3,243
                                                                        2007   1.055       1.064         3,247
                                                                        2006   1.002       1.055         3,251
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.240       1.265       148,281

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.217       1.240       148,281
                                                                        2012   1.142       1.217       148,281
                                                                        2011   1.132       1.142       148,281
                                                                        2010   1.053       1.132            --
                                                                        2009   0.894       1.053            --
                                                                        2008   1.070       0.894            --
                                                                        2007   1.037       1.070            --
                                                                        2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.254       1.285            --
                                                                        2013   1.157       1.254            --
                                                                        2012   1.063       1.157            --
                                                                        2011   1.077       1.063            --
                                                                        2010   0.989       1.077            --
                                                                        2009   0.818       0.989            --
                                                                        2008   1.069       0.818            --
                                                                        2007   1.044       1.069            --
                                                                        2006   1.002       1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.250       1.283        35,460
                                                                        2013   1.085       1.250        35,491
                                                                        2012   0.981       1.085        35,525
                                                                        2011   1.018       0.981        35,564
                                                                        2010   0.921       1.018        35,605
                                                                        2009   0.745       0.921        35,648
                                                                        2008   1.069       0.745        35,695
                                                                        2007   1.049       1.069        35,736
                                                                        2006   1.002       1.049        35,774
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.231       1.265       104,319
                                                                        2013   1.014       1.231       115,130
                                                                        2012   0.900       1.014       117,964
                                                                        2011   0.957       0.900       117,964
                                                                        2010   0.854       0.957       223,044
                                                                        2009   0.678       0.854       186,831
                                                                        2008   1.069       0.678       186,932
                                                                        2007   1.054       1.069       187,017
                                                                        2006   1.002       1.054       166,860
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   4.563       5.040            --
                                                                        2013   3.547       4.563            --
                                                                        2012   3.146       3.547            --
                                                                        2011   3.169       3.146            --
                                                                        2010   2.834       3.169            --
                                                                        2009   2.315       2.834            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.456       1.542         4,865
                                                                        2013   1.255       1.456         4,868
                                                                        2012   1.154       1.255         4,870
                                                                        2011   1.156       1.154         4,873
                                                                        2010   1.077       1.156        11,789
                                                                        2009   0.932       1.077        41,105
                                                                        2008   1.228       0.932        41,115
                                                                        2007   1.207       1.228        41,123
                                                                        2006   1.135       1.207        41,130
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   1.980       2.143            --
                                                                        2013   1.493       1.980            --
                                                                        2012   1.311       1.493            --
                                                                        2011   1.330       1.311            --
                                                                        2010   1.222       1.330            --
                                                                        2009   1.036       1.222            --
                                                                        2008   1.459       1.036            --
                                                                        2007   1.388       1.459       333,498
                                                                        2006   1.262       1.388       342,026
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.549       1.647            --
                                                                        2013   1.143       1.549            --
                                                                        2012   0.986       1.143            --
                                                                        2011   1.023       0.986            --
                                                                        2010   0.897       1.023            --
                                                                        2009   0.642       0.897            --
                                                                        2008   1.134       0.642            --
                                                                        2007   1.063       1.134            --
                                                                        2006   0.998       1.063            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.295
                                                                                           2013   1.315
                                                                                           2012   1.209
                                                                                           2011   1.199
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   1.332
                                                                                           2013   1.022
                                                                                           2012   0.929
                                                                                           2011   1.056
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.047
                                                                                           2006   1.064
                                                                                           2005   1.067
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.153
                                                                                           2008   1.126
                                                                                           2007   1.060
                                                                                           2006   1.045
                                                                                           2005   1.044
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.585
                                                                                           2006   1.270
                                                                                           2005   1.159
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.429
                                                                                           2006   1.247
                                                                                           2005   1.193
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.120
                                                                                           2005   1.055
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.125
                                                                                           2005   1.102
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.113
                                                                                           2005   1.048
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.073
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.026
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.041
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.060
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.033
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.019
                                                                                           2005   1.029
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.230
                                                                                           2005   1.124
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.081
                                                                                           2005   1.073
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.102
                                                                                           2005   1.096
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.171
                                                                                           2005   1.126
 Travelers Mondrian International Stock Subaccount (5/00)................................. 2006   1.225
                                                                                           2005   1.145
 Travelers Pioneer Fund Subaccount (5/03)................................................. 2006   1.132
                                                                                           2005   1.093
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 2006   1.057
                                                                                           2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 2006   1.118



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.331            --
                                                                                           1.295            --
                                                                                           1.315            --
                                                                                           1.209            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 1.435       143,792
                                                                                           1.332       165,057
                                                                                           1.022       169,953
                                                                                           0.929       367,357
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.065            --
                                                                                           1.047       542,225
                                                                                           1.064       422,450
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.188            --
                                                                                           1.153       391,926
                                                                                           1.126       450,016
                                                                                           1.060       586,045
                                                                                           1.045       433,424
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.712            --
                                                                                           1.585            --
                                                                                           1.270            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.522            --
                                                                                           1.429       107,429
                                                                                           1.247       107,468
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.190            --
                                                                                           1.120         5,238
 Travelers Equity Income Subaccount (11/99)............................................... 1.179            --
                                                                                           1.125       159,076
 Travelers Large Cap Subaccount (11/99)................................................... 1.144            --
                                                                                           1.113            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.138            --
                                                                                           1.073         2,865
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.027            --
                                                                                           1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.076            --
                                                                                           1.041        22,489
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.103            --
                                                                                           1.060       121,235
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.050            --
                                                                                           1.033            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.007            --
                                                                                           1.019         2,747
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.303            --
                                                                                           1.230            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.141            --
                                                                                           1.081            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.135            --
                                                                                           1.102        36,545
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.262            --
                                                                                           1.171       234,585
 Travelers Mondrian International Stock Subaccount (5/00)................................. 1.404            --
                                                                                           1.225        86,805
 Travelers Pioneer Fund Subaccount (5/03)................................................. 1.198            --
                                                                                           1.132         2,284
 Travelers Pioneer Mid Cap Value Subaccount (5/05)........................................ 1.110            --
                                                                                           1.057            --
 Travelers Pioneer Strategic Income Subaccount (5/00)..................................... 1.126            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.35% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.104       1.118       53,178
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.094       1.139           --
                                                                          2005   1.098       1.094           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.130       1.298           --
                                                                          2005   1.000       1.130       11,049
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.262           --
                                                                          2005   1.000       1.103        4,987
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.091       1.130           --
                                                                          2005   1.036       1.091           --







                          VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (11/99).......... 2008   1.407       0.700            --
                                                                         2007   1.232       1.407         2,063
                                                                         2006   1.227       1.232         2,065
                                                                         2005   1.164       1.227         8,500
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/02)........ 2006   1.240       1.293            --
                                                                         2005   1.215       1.240        73,124
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.295       1.256            --
                                                                         2005   1.155       1.295            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.361       2.358        73,196
                                                                         2013   1.872       2.361        84,995
                                                                         2012   1.565       1.872        89,704
                                                                         2011   1.759       1.565        97,887
                                                                         2010   1.612       1.759       100,776
                                                                         2009   1.160       1.612       101,416
                                                                         2008   1.929       1.160       100,568
                                                                         2007   1.721       1.929       147,003
                                                                         2006   1.464       1.721       134,932
                                                                         2005   1.314       1.464       126,063
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.988       2.106       185,984
                                                                         2013   1.565       1.988       203,364
                                                                         2012   1.360       1.565       228,201
                                                                         2011   1.456       1.360       317,185
                                                                         2010   1.256       1.456       506,159
                                                                         2009   0.923       1.256       509,346
                                                                         2008   1.687       0.923       686,548
                                                                         2007   1.539       1.687       717,724
                                                                         2006   1.430       1.539       718,310
                                                                         2005   1.260       1.430       670,253
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.782       1.925       263,779
                                                                         2013   1.367       1.782       271,225
                                                                         2012   1.192       1.367       293,694
                                                                         2011   1.244       1.192       297,222
                                                                         2010   1.143       1.244       492,482
                                                                         2009   0.892       1.143       496,098
                                                                         2008   1.471       0.892       768,103
                                                                         2007   1.434       1.471       736,452
                                                                         2006   1.275       1.434       721,135
                                                                         2005   1.234       1.275       666,760
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   1.540       1.519            --
                                                                         2005   1.334       1.540            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................... 2006   1.532       1.984            --

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2005   1.464       1.532         8,142
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.287       1.396            --
                                                                              2005   1.197       1.287        20,758
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.284       1.428            --
                                                                              2005   1.195       1.284         8,092
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class) (11/99)......... 2014   2.145       2.341       111,007
                                                                              2013   1.675       2.145       119,801
                                                                              2012   1.475       1.675       132,991
                                                                              2011   1.552       1.475       149,679
                                                                              2010   1.357       1.552        83,900
                                                                              2009   1.025       1.357        85,293
                                                                              2008   1.829       1.025        87,879
                                                                              2007   1.595       1.829       150,366
                                                                              2006   1.464       1.595       106,331
                                                                              2005   1.283       1.464        98,221
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................... 2014   2.703       2.798        37,846
                                                                              2013   2.037       2.703        41,608
                                                                              2012   1.822       2.037        65,034
                                                                              2011   2.093       1.822        71,981
                                                                              2010   1.668       2.093        91,854
                                                                              2009   1.222       1.668       115,506
                                                                              2008   2.073       1.222       117,103
                                                                              2007   1.841       2.073       118,086
                                                                              2006   1.678       1.841       127,709
                                                                              2005   1.456       1.678       127,914
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Income VIP Subaccount (Class 2) (5/05)...................... 2014   1.495       1.527        79,542
                                                                              2013   1.344       1.495        79,542
                                                                              2012   1.222       1.344            --
                                                                              2011   1.223       1.222            --
                                                                              2010   1.111       1.223            --
                                                                              2009   0.840       1.111            --
                                                                              2008   1.223       0.840        29,659
                                                                              2007   1.207       1.223        59,769
                                                                              2006   1.046       1.207            --
                                                                              2005   1.000       1.046            --
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............... 2006   1.325       1.531            --
                                                                              2005   1.227       1.325       189,176
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (11/99)....... 2014   2.032       2.132         7,746
                                                                              2013   1.506       2.032         9,061
                                                                              2012   1.392       1.506        11,582
                                                                              2011   1.498       1.392        14,952
                                                                              2010   1.202       1.498        16,846
                                                                              2009   0.858       1.202        18,803
                                                                              2008   1.528       0.858        19,569
                                                                              2007   1.407       1.528        20,943
                                                                              2006   1.326       1.407        21,401
                                                                              2005   1.296       1.326        27,775
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)......... 2008   3.004       2.726            --
                                                                              2007   2.389       3.004        43,742
                                                                              2006   1.911       2.389        58,803
                                                                              2005   1.536       1.911        50,059
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................... 2014   1.946       1.688       166,390
                                                                              2013   1.621       1.946       196,250
                                                                              2012   1.404       1.621       203,736
                                                                              2011   1.609       1.404       213,934
                                                                              2010   1.521       1.609       260,929
                                                                              2009   1.137       1.521       276,663
                                                                              2008   1.953       1.137       308,725
                                                                              2007   1.733       1.953       334,734
                                                                              2006   1.461       1.733       316,704
                                                                              2005   1.359       1.461       314,814
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).............. 2006   1.396       1.661            --
                                                                              2005   1.314       1.396         3,139

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)........................ 2014   2.582       2.829        59,470
                                                                                   2013   2.003       2.582        60,416
                                                                                   2012   1.754       2.003        61,263
                                                                                   2011   1.827       1.754        62,369
                                                                                   2010   1.491       1.827        64,056
                                                                                   2009   1.057       1.491        65,937
                                                                                   2008   1.929       1.057        65,409
                                                                                   2007   1.623       1.929        91,987
                                                                                   2006   1.467       1.623        71,980
                                                                                   2005   1.341       1.467        62,736
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03).................................... 2006   1.334       1.487            --
                                                                                   2005   1.314       1.334        36,825
Legg Mason Partners Investment Series
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   1.256       1.334            --
                                                                                   2006   1.199       1.256        82,863
                                                                                   2005   1.155       1.199        89,303
Legg Mason Partners Variable Equity Trust
 LMPVET Batterymarch Variable Global Equity Subaccount (10/02).................... 2010   0.993       1.049            --
                                                                                   2009   0.841       0.993       387,327
                                                                                   2008   1.469       0.841       414,501
                                                                                   2007   1.434       1.469       422,865
                                                                                   2006   1.275       1.434       543,266
                                                                                   2005   1.226       1.275       587,712
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (11/99)....... 2014   2.180       2.562       100,592
                                                                                   2013   1.511       2.180       106,935
                                                                                   2012   1.304       1.511       108,835
                                                                                   2011   1.303       1.304       106,080
                                                                                   2010   1.068       1.303       108,540
                                                                                   2009   0.813       1.068       114,331
                                                                                   2008   1.397       0.813       114,963
                                                                                   2007   1.410       1.397       116,208
                                                                                   2006   1.327       1.410        64,595
                                                                                   2005   1.218       1.327        67,192
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (11/99)........... 2014   1.679       1.684            --
                                                                                   2013   1.301       1.679        42,596
                                                                                   2012   1.159       1.301        44,519
                                                                                   2011   1.266       1.159        47,880
                                                                                   2010   1.112       1.266        49,125
                                                                                   2009   0.881       1.112        49,957
                                                                                   2008   1.422       0.881        51,147
                                                                                   2007   1.439       1.422        87,966
                                                                                   2006   1.262       1.439        52,635
                                                                                   2005   1.233       1.262        58,576
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (11/99)............ 2014   1.867       2.023        47,384
                                                                                   2013   1.471       1.867        47,629
                                                                                   2012   1.300       1.471        49,089
                                                                                   2011   1.298       1.300        49,821
                                                                                   2010   1.180       1.298        51,038
                                                                                   2009   0.990       1.180        51,051
                                                                                   2008   1.434       0.990        57,231
                                                                                   2007   1.355       1.434        58,440
                                                                                   2006   1.209       1.355        50,709
                                                                                   2005   1.188       1.209        50,721
 LMPVET ClearBridge Variable Appreciation Subaccount (Class II) (11/07)........... 2009   0.913       0.896            --
                                                                                   2008   1.326       0.913            --
                                                                                   2007   1.330       1.326            --
 LMPVET ClearBridge Variable Capital Subaccount (10/02)........................... 2011   1.132       1.192            --
                                                                                   2010   1.029       1.132       646,105
                                                                                   2009   0.751       1.029       682,230
                                                                                   2008   1.330       0.751       740,081
                                                                                   2007   1.338       1.330       822,638
                                                                                   2006   1.206       1.338       983,615
                                                                                   2005   1.174       1.206     1,076,823
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01).................. 2011   1.175       1.273            --

                         VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.076       1.175        94,134
                                                                                  2009   0.902       1.076       140,486
                                                                                  2008   1.294       0.902       141,137
                                                                                  2007   1.246       1.294       141,163
                                                                                  2006   1.082       1.246       154,112
                                                                                  2005   1.110       1.082       172,782
 LMPVET ClearBridge Variable Equity Income Subaccount (Class I) (5/11)........... 2014   2.135       2.368        74,973
                                                                                  2013   1.736       2.135        74,982
                                                                                  2012   1.557       1.736        74,991
                                                                                  2011   1.593       1.557        75,003
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (10/02)......... 2014   1.506       1.668       338,348
                                                                                  2013   1.227       1.506       343,006
                                                                                  2012   1.102       1.227       325,173
                                                                                  2011   1.048       1.102       368,745
                                                                                  2010   0.957       1.048       393,721
                                                                                  2009   0.800       0.957       400,033
                                                                                  2008   1.259       0.800       659,210
                                                                                  2007   1.224       1.259       904,361
                                                                                  2006   1.135       1.224       998,888
                                                                                  2005   1.115       1.135     1,098,044
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (11/99)....... 2014   1.726       1.921         3,312
                                                                                  2013   1.282       1.726        22,033
                                                                                  2012   1.092       1.282        22,043
                                                                                  2011   1.125       1.092        22,056
                                                                                  2010   1.049       1.125        22,070
                                                                                  2009   0.755       1.049        22,086
                                                                                  2008   1.233       0.755        22,102
                                                                                  2007   1.200       1.233        68,105
                                                                                  2006   1.175       1.200        70,989
                                                                                  2005   1.144       1.175        71,003
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.848       2.016            --
                                                                                  2013   1.430       1.848            --
                                                                                  2012   1.258       1.430            --
                                                                                  2011   1.227       1.258         2,878
                                                                                  2010   1.149       1.227         2,294
                                                                                  2009   0.945       1.149         2,298
                                                                                  2008   1.504       0.945         2,301
                                                                                  2007   1.482       1.504         2,304
                                                                                  2006   1.284       1.482         2,307
                                                                                  2005   1.234       1.284         2,310
 LMPVET ClearBridge Variable Mid Cap Core Subaccount (Class I) (11/99)........... 2014   2.247       2.372        10,589
                                                                                  2013   1.675       2.247        11,141
                                                                                  2012   1.456       1.675        12,375
                                                                                  2011   1.552       1.456        12,534
                                                                                  2010   1.297       1.552        13,035
                                                                                  2009   0.977       1.297        13,550
                                                                                  2008   1.546       0.977        14,388
                                                                                  2007   1.478       1.546        26,564
                                                                                  2006   1.319       1.478        37,642
                                                                                  2005   1.247       1.319        37,648
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.745       2.790        10,463
                                                                                  2013   1.912       2.745        11,025
                                                                                  2012   1.640       1.912        17,999
                                                                                  2011   1.657       1.640        18,011
                                                                                  2010   1.356       1.657        18,313
                                                                                  2009   0.973       1.356        18,327
                                                                                  2008   1.681       0.973        18,342
                                                                                  2007   1.565       1.681        19,112
                                                                                  2006   1.421       1.565        16,078
                                                                                  2005   1.388       1.421        11,886
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.868       0.843            --
                                                                                  2008   1.423       0.868        37,180
                                                                                  2007   1.389       1.423        38,390
                                                                                  2006   1.236       1.389        39,401
                                                                                  2005   1.214       1.236        40,500
 LMPVET Multiple Discipline Subaccount-Large Cap Growth and Value (10/02)........ 2007   1.295       1.310            --
                                                                                  2006   1.181       1.295            --
                                                                                  2005   1.168       1.181            --

                           VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).............. 2011   0.930       0.916            --
                                                                                      2010   0.872       0.930       128,950
                                                                                      2009   0.761       0.872       130,915
                                                                                      2008   0.989       0.761       133,245
                                                                                      2007   1.000       0.989       159,682
                                                                                      2006   0.983       1.000       185,888
                                                                                      2005   0.984       0.983       244,644
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (11/99)....... 2011   1.208       1.228            --
                                                                                      2010   1.109       1.208            --
                                                                                      2009   0.952       1.109            --
                                                                                      2008   1.129       0.952            --
                                                                                      2007   1.134       1.129        37,298
                                                                                      2006   1.102       1.134        39,777
                                                                                      2005   1.100       1.102        39,777
 LMPVIT Western Asset Variable High Income Subaccount (11/99)........................ 2014   1.879       1.828        13,987
                                                                                      2013   1.762       1.879        13,990
                                                                                      2012   1.532       1.762        14,517
                                                                                      2011   1.532       1.532         8,865
                                                                                      2010   1.345       1.532        59,169
                                                                                      2009   0.862       1.345        61,199
                                                                                      2008   1.261       0.862        63,492
                                                                                      2007   1.287       1.261        63,492
                                                                                      2006   1.188       1.287        69,699
                                                                                      2005   1.186       1.188        82,874
 LMPVIT Western Asset Variable Money Market Subaccount (11/99)....................... 2010   1.006       0.999            --
                                                                                      2009   1.029       1.006        15,003
                                                                                      2008   1.027       1.029        35,923
                                                                                      2007   1.003       1.027       153,024
                                                                                      2006   0.981       1.003        73,774
                                                                                      2005   0.978       0.981       159,903
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)......................................... 2007   1.447       1.515            --
                                                                                      2006   1.255       1.447        52,707
                                                                                      2005   1.236       1.255        51,987
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)................... 2007   1.571       1.672            --
                                                                                      2006   1.425       1.571         3,038
                                                                                      2005   1.392       1.425         3,041
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).......................... 2007   1.446       1.499            --
                                                                                      2006   1.263       1.446       107,131
                                                                                      2005   1.253       1.263        90,757
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).............................. 2007   1.619       1.779            --
                                                                                      2006   1.477       1.619        88,915
                                                                                      2005   1.398       1.477        90,400
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2014   0.996       1.105        77,101
                                                                                      2013   0.983       0.996        85,545
                                                                                      2012   0.798       0.983        90,303
                                                                                      2011   0.862       0.798       100,737
                                                                                      2010   0.760       0.862        41,421
                                                                                      2009   0.576       0.760        44,470
                                                                                      2008   1.009       0.576        45,223
                                                                                      2007   1.214       1.009        48,468
                                                                                      2006   1.003       1.214        47,728
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.293       2.382            --
                                                                                      2013   1.819       2.293         2,685
                                                                                      2012   1.517       1.819         3,769
                                                                                      2011   1.677       1.517         4,997
                                                                                      2010   1.566       1.677         6,466
                                                                                      2009   1.120       1.566         7,764
                                                                                      2008   1.973       1.120            --
                                                                                      2007   1.549       1.973            --
                                                                                      2006   1.519       1.549            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2014   2.375       2.658        64,348

                       VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   2.304       2.125        62,648
                                                                               2013   1.804       2.304        65,859
                                                                               2012   1.428       1.804        69,285
                                                                               2011   1.700       1.428        73,050
                                                                               2010   1.492       1.700        77,037
                                                                               2009   0.983       1.492        80,049
                                                                               2008   1.699       0.983        76,295
                                                                               2007   1.756       1.699        51,570
                                                                               2006   1.602       1.756       104,384
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *..................... 2014   1.269       1.358        42,545
                                                                               2013   0.997       1.269        44,754
                                                                               2012   0.891       0.997        91,104
                                                                               2011   0.947       0.891        96,979
                                                                               2010   0.773       0.947        99,729
                                                                               2009   0.626       0.773       102,237
                                                                               2008   1.047       0.626       107,676
                                                                               2007   1.066       1.047       114,188
                                                                               2006   1.015       1.066        15,270
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.076       2.192         3,389
                                                                               2013   1.513       2.076         3,876
                                                                               2012   1.308       1.513         3,878
                                                                               2011   1.351       1.308         3,880
                                                                               2010   1.094       1.351         3,883
                                                                               2009   0.835       1.094         3,886
                                                                               2008   1.393       0.835         3,890
                                                                               2007   1.281       1.393         2,447
                                                                               2006   1.298       1.281         1,367
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.789       1.828        16,323
                                                                               2013   1.375       1.789        17,911
                                                                               2012   1.218       1.375        18,637
                                                                               2011   1.388       1.218        18,619
                                                                               2010   1.189       1.388        18,309
                                                                               2009   0.944       1.189        18,569
                                                                               2008   1.293       0.944        18,851
                                                                               2007   1.337       1.293        16,248
                                                                               2006   1.261       1.337         6,791
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.800       0.758            --
                                                                               2008   1.429       0.800            --
                                                                               2007   1.308       1.429            --
                                                                               2006   1.331       1.308            --
 MIST Met/Templeton Growth Subaccount (Class B) (5/10)........................ 2014   1.259       1.259            --
                                                                               2013   1.188       1.259            --
                                                                               2012   0.996       1.188       186,179
                                                                               2011   1.095       0.996       257,211
                                                                               2010   1.052       1.095       261,861
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   2.169       2.225        32,322
                                                                               2013   1.715       2.169         3,100
                                                                               2012   1.505       1.715         3,121
                                                                               2011   1.769       1.505         3,145
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.269       1.260        65,177
                                                                               2013   0.982       1.269        69,062
                                                                               2012   0.852       0.982        90,851
                                                                               2011   0.959       0.852       102,297
                                                                               2010   0.819       0.959       106,294
                                                                               2009   0.664       0.819       143,201
                                                                               2008   0.969       0.664       144,928
                                                                               2007   1.023       0.969       147,622
                                                                               2006   1.003       1.023        83,403
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2014   2.116       1.931        34,916
                                                                               2013   2.281       2.116        38,380
                                                                               2012   1.966       2.281        44,670
                                                                               2011   2.476       1.966        45,509
                                                                               2010   2.051       2.476        40,346
                                                                               2009   1.244       2.051        59,534
                                                                               2008   2.730       1.244        31,011
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.863       1.692            --

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.600       1.863            --
                                                                          2012   1.404       1.600            --
                                                                          2011   1.611       1.404            --
                                                                          2010   1.481       1.611            --
                                                                          2009   1.153       1.481            --
                                                                          2008   2.049       1.153            --
                                                                          2007   1.962       2.049            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.022       1.104            --
                                                                          2012   0.994       1.022            --
                                                                          2011   1.075       0.994            --
                                                                          2010   0.896       1.075            --
                                                                          2009   0.671       0.896            --
                                                                          2008   1.114       0.671            --
                                                                          2007   1.265       1.114            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.276       1.273        47,471
                                                                          2013   1.028       1.276        59,142
                                                                          2012   0.869       1.028         9,587
                                                                          2011   0.972       0.869         9,915
                                                                          2010   0.859       0.972        11,067
                                                                          2009   0.629       0.859        12,458
                                                                          2008   1.085       0.629        14,462
                                                                          2007   1.045       1.085        24,354
                                                                          2006   0.996       1.045        33,864
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.343       1.352        47,453
                                                                          2013   1.511       1.343       127,476
                                                                          2012   1.416       1.511       157,749
                                                                          2011   1.301       1.416       118,175
                                                                          2010   1.233       1.301       124,286
                                                                          2009   1.067       1.233       124,842
                                                                          2008   1.171       1.067       125,626
                                                                          2007   1.112       1.171       138,938
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.436       1.461        96,355
                                                                          2013   1.500       1.436        98,841
                                                                          2012   1.406       1.500       126,443
                                                                          2011   1.396       1.406       314,724
                                                                          2010   1.322       1.396       292,377
                                                                          2009   1.192       1.322       245,468
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.724       1.871            --
                                                                          2013   1.327       1.724            --
                                                                          2012   1.229       1.327            --
                                                                          2011   1.319       1.229            --
                                                                          2010   1.163       1.319            --
                                                                          2009   0.961       1.163            --
                                                                          2008   1.466       0.961            --
                                                                          2007   1.430       1.466            --
                                                                          2006   1.337       1.430            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.161       1.279            --
                                                                          2006   1.109       1.161            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.730       1.766        63,178
                                                                          2013   1.745       1.730        72,399
                                                                          2012   1.601       1.745        76,681
                                                                          2011   1.583       1.601        88,150
                                                                          2010   1.445       1.583        20,878
                                                                          2009   1.112       1.445        46,230
                                                                          2008   1.276       1.112        56,133
                                                                          2007   1.226       1.276        58,379
                                                                          2006   1.190       1.226        55,851
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.254       1.386       250,135
                                                                          2013   0.960       1.254       254,678
                                                                          2012   0.833       0.960       293,938
                                                                          2011   0.889       0.833       392,499
                                                                          2010   0.778       0.889       402,852
                                                                          2009   0.673       0.778       362,161
                                                                          2008   1.083       0.673       510,514
                                                                          2007   1.070       1.083       482,477
                                                                          2006   1.001       1.070       345,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.686       1.829        41,101

                    VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.502       1.571            --
                                                                        2006   1.426       1.502        16,108
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.736       1.926        34,739
                                                                        2013   1.325       1.736        36,700
                                                                        2012   1.196       1.325        38,798
                                                                        2011   1.222       1.196        41,089
                                                                        2010   1.112       1.222        43,451
                                                                        2009   0.956       1.112        43,451
                                                                        2008   1.561       0.956        43,451
                                                                        2007   1.558       1.561        29,963
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class E) (4/06)................. 2014   1.206       1.259       130,833
                                                                        2013   1.247       1.206       140,157
                                                                        2012   1.190       1.247       146,845
                                                                        2011   1.145       1.190       159,688
                                                                        2010   1.084       1.145       387,491
                                                                        2009   1.016       1.084       402,233
                                                                        2008   1.079       1.016       403,466
                                                                        2007   1.042       1.079       309,893
                                                                        2006   1.009       1.042       452,761
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   2.179       2.316        15,112
                                                                        2013   1.663       2.179        16,702
                                                                        2012   1.489       1.663        20,022
                                                                        2011   1.675       1.489        22,375
                                                                        2010   1.432       1.675        24,806
                                                                        2009   1.143       1.432        25,375
 MSF BlackRock Money Market Subaccount (Class E) (5/10)................ 2014   0.914       0.893        69,762
                                                                        2013   0.936       0.914       165,019
                                                                        2012   0.959       0.936       124,086
                                                                        2011   0.983       0.959       128,346
                                                                        2010   0.998       0.983        15,376
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/06) *........ 2009   0.725       0.715            --
                                                                        2008   1.242       0.725        19,100
                                                                        2007   1.274       1.242        19,100
                                                                        2006   1.246       1.274            --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.701       0.730            --
                                                                        2008   1.302       0.701        39,723
                                                                        2007   1.283       1.302         6,716
                                                                        2006   1.273       1.283         7,394
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.098       1.206            --
                                                                        2012   0.973       1.098         1,257
                                                                        2011   1.063       0.973         1,600
                                                                        2010   0.951       1.063         1,955
                                                                        2009   0.801       0.951         2,342
                                                                        2008   1.345       0.801         2,805
                                                                        2007   1.323       1.345         3,164
                                                                        2006   1.297       1.323         8,116
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.755       1.903         1,059
                                                                        2013   1.355       1.755         1,060
                                                                        2012   1.252       1.355         1,061
                                                                        2011   1.324       1.252         1,063
                                                                        2010   1.178       1.324         1,064
                                                                        2009   0.808       1.178         1,066
                                                                        2008   1.526       0.808         1,067
                                                                        2007   1.298       1.526         1,069
                                                                        2006   1.337       1.298         1,070
 MSF Jennison Growth Subaccount (Class A) (4/08)....................... 2014   1.956       2.082         1,797
                                                                        2013   1.462       1.956         2,053
                                                                        2012   1.294       1.462         2,054
                                                                        2011   1.318       1.294         2,055
                                                                        2010   1.210       1.318         2,057
                                                                        2009   0.885       1.210         2,058
                                                                        2008   1.342       0.885         2,060
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.896       0.969            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.793       0.896        88,385
                                                                     2009   0.618       0.793        88,491
                                                                     2008   1.063       0.618        88,601
                                                                     2007   1.055       1.063        88,689
                                                                     2006   1.002       1.055        88,763
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........ 2014   1.235       1.260            --
                                                                     2013   1.213       1.235            --
                                                                     2012   1.138       1.213        67,352
                                                                     2011   1.129       1.138        70,993
                                                                     2010   1.051       1.129            --
                                                                     2009   0.893       1.051            --
                                                                     2008   1.069       0.893            --
                                                                     2007   1.037       1.069            --
                                                                     2006   1.001       1.037            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........ 2014   1.249       1.280            --
                                                                     2013   1.153       1.249            --
                                                                     2012   1.060       1.153            --
                                                                     2011   1.074       1.060            --
                                                                     2010   0.987       1.074            --
                                                                     2009   0.817       0.987            --
                                                                     2008   1.068       0.817        78,667
                                                                     2007   1.044       1.068            --
                                                                     2006   1.002       1.044            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2014   1.246       1.278       288,749
                                                                     2013   1.081       1.246       662,725
                                                                     2012   0.978       1.081       682,819
                                                                     2011   1.016       0.978       745,528
                                                                     2010   0.919       1.016       297,979
                                                                     2009   0.744       0.919       369,546
                                                                     2008   1.068       0.744       321,544
                                                                     2007   1.049       1.068        18,003
                                                                     2006   1.002       1.049            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2014   1.226       1.260            --
                                                                     2013   1.010       1.226            --
                                                                     2012   0.897       1.010        10,115
                                                                     2011   0.955       0.897        10,126
                                                                     2010   0.853       0.955        98,218
                                                                     2009   0.677       0.853        23,416
                                                                     2008   1.068       0.677        23,445
                                                                     2007   1.054       1.068        26,657
                                                                     2006   1.002       1.054            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................ 2014   1.714       1.892        27,331
                                                                     2013   1.333       1.714        27,331
                                                                     2012   1.183       1.333        32,054
                                                                     2011   1.192       1.183        33,179
                                                                     2010   1.067       1.192        34,351
                                                                     2009   0.872       1.067        35,645
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).......... 2014   1.551       1.642        33,761
                                                                     2013   1.338       1.551        34,471
                                                                     2012   1.231       1.338        38,760
                                                                     2011   1.233       1.231        39,785
                                                                     2010   1.150       1.233        41,448
                                                                     2009   0.995       1.150        43,373
                                                                     2008   1.312       0.995        52,177
                                                                     2007   1.290       1.312        53,988
                                                                     2006   1.213       1.290        65,343
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................. 2014   1.965       2.125            --
                                                                     2013   1.482       1.965            --
                                                                     2012   1.302       1.482            --
                                                                     2011   1.322       1.302            --
                                                                     2010   1.215       1.322            --
                                                                     2009   1.030       1.215            --
                                                                     2008   1.442       1.030            --
                                                                     2007   1.373       1.442        88,716
                                                                     2006   1.249       1.373        73,029
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........... 2014   2.273       2.212            --
                                                                     2013   1.832       2.273            --

                  VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2014   1.543
                                                                                           2013   1.139
                                                                                           2012   0.983
                                                                                           2011   1.021
                                                                                           2010   0.896
                                                                                           2009   0.641
                                                                                           2008   1.133
                                                                                           2007   1.063
                                                                                           2006   0.998
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2014   1.379
                                                                                           2013   1.400
                                                                                           2012   1.289
                                                                                           2011   1.278
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2014   2.089
                                                                                           2013   1.605
                                                                                           2012   1.460
                                                                                           2011   1.659
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 2007   1.088
                                                                                           2006   1.107
                                                                                           2005   1.111
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.154
                                                                                           2008   1.128
                                                                                           2007   1.062
                                                                                           2006   1.048
                                                                                           2005   1.048
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 2007   1.827
                                                                                           2006   1.465
                                                                                           2005   1.337
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.821
                                                                                           2006   1.590
                                                                                           2005   1.521
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 2006   1.253
                                                                                           2005   1.180
 Travelers Equity Income Subaccount (11/99)............................................... 2006   1.238
                                                                                           2005   1.213
 Travelers Large Cap Subaccount (11/99)................................................... 2006   1.238
                                                                                           2005   1.167
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 2006   1.072
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 2006   1.025
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 2006   1.041
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 2006   1.060
                                                                                           2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 2006   1.032
                                                                                           2005   1.000
 Travelers Managed Income Subaccount (11/99).............................................. 2006   1.021
                                                                                           2005   1.032
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 2006   1.347
                                                                                           2005   1.231
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 2006   1.267
                                                                                           2005   1.259
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 2006   1.178
                                                                                           2005   1.172
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 2006   1.159
                                                                                           2005   1.115



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.640            --
                                                                                           1.543            --
                                                                                           1.139            --
                                                                                           0.983            --
                                                                                           1.021            --
                                                                                           0.896            --
                                                                                           0.641            --
                                                                                           1.133            --
                                                                                           1.063         5,718
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.417            --
                                                                                           1.379            --
                                                                                           1.400            --
                                                                                           1.289            --
 MSF WMC Core Equity Opportunities Subaccount (Class B) (5/11)............................ 2.251       100,500
                                                                                           2.089       122,282
                                                                                           1.605       127,748
                                                                                           1.460       222,690
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)........................... 1.107            --
                                                                                           1.088       145,674
                                                                                           1.107       155,649
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.189            --
                                                                                           1.154       306,107
                                                                                           1.128       268,440
                                                                                           1.062       268,484
                                                                                           1.048       269,594
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/01).............................. 1.973            --
                                                                                           1.827            --
                                                                                           1.465            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 1.939            --
                                                                                           1.821        39,166
                                                                                           1.590        41,639
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)..................................... 1.331            --
                                                                                           1.253            --
 Travelers Equity Income Subaccount (11/99)............................................... 1.297            --
                                                                                           1.238         8,446
 Travelers Large Cap Subaccount (11/99)................................................... 1.273            --
                                                                                           1.238         8,131
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)........................ 1.137            --
                                                                                           1.072         5,323
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)...................... 1.026            --
                                                                                           1.025            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).......................... 1.076            --
                                                                                           1.041            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)............... 1.102            --
                                                                                           1.060            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)............. 1.050            --
                                                                                           1.032            --
 Travelers Managed Income Subaccount (11/99).............................................. 1.009            --
                                                                                           1.021       438,347
 Travelers Mercury Large Cap Core Subaccount (11/99)...................................... 1.426            --
                                                                                           1.347            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00).................................. 1.337            --
                                                                                           1.267         1,071
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)................................... 1.213            --
                                                                                           1.178        72,184
 Travelers MFS(Reg. TM) Value Subaccount (5/04)........................................... 1.249            --
                                                                                           1.159        73,029

                     VINTAGE XTRA SERIES II -- SEPARATE ACCOUNT CHARGES 2.40% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.398       1.602           --
                                                                          2005   1.308       1.398       51,595
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.264       1.337           --
                                                                          2005   1.221       1.264           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.057       1.109           --
                                                                          2005   1.000       1.057           --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.181       1.190           --
                                                                          2005   1.167       1.181       53,012
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.196       1.244           --
                                                                          2005   1.200       1.196           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.130       1.298           --
                                                                          2005   1.000       1.130          518
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.261           --
                                                                          2005   1.000       1.103        2,824
 Travelers Van Kampen Enterprise Subaccount (11/99)...................... 2006   1.203       1.246           --
                                                                          2005   1.143       1.203           --



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class II was exchanged for Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Equity Trust-Legg Mason Batterymarch Variable Global Equity Portfolio was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Capital Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect XTRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.




                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.080       1.156            --
                                                                          2006   1.000       1.080        21,186
 AIM V.I. Premier Equity Subaccount (Series I) (5/01).................... 2006   0.808       0.849            --
                                                                          2005   0.777       0.808        26,568
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)......... 2006   0.749       0.733            --
                                                                          2005   0.663       0.749       587,791
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)............... 2014   2.120       2.135            --
                                                                          2013   1.668       2.120            --
                                                                          2012   1.383       1.668           344
                                                                          2011   1.542       1.383           349
                                                                          2010   1.402       1.542         3,978
                                                                          2009   1.001       1.402       101,125
                                                                          2008   1.651       1.001       121,884
                                                                          2007   1.461       1.651       155,396
                                                                          2006   1.233       1.461       378,365
                                                                          2005   1.098       1.233       362,506
 American Funds Growth Subaccount (Class 2) (11/99)...................... 2014   1.846       1.972       108,248
                                                                          2013   1.442       1.846       110,165
                                                                          2012   1.243       1.442       112,013
                                                                          2011   1.320       1.243       113,293
                                                                          2010   1.130       1.320       266,154
                                                                          2009   0.823       1.130       474,750
                                                                          2008   1.493       0.823       519,168
                                                                          2007   1.351       1.493       655,341
                                                                          2006   1.245       1.351       832,088
                                                                          2005   1.089       1.245       817,588
 American Funds Growth-Income Subaccount (Class 2) (11/99)............... 2014   1.957       2.131         6,107
                                                                          2013   1.489       1.957         6,110
                                                                          2012   1.288       1.489        26,237
                                                                          2011   1.334       1.288        55,157
                                                                          2010   1.216       1.334       143,904
                                                                          2009   0.942       1.216       225,504
                                                                          2008   1.539       0.942       320,159
                                                                          2007   1.489       1.539       413,323
                                                                          2006   1.314       1.489       506,326
                                                                          2005   1.261       1.314       593,898
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)........................................ 2006   0.670       0.663            --
                                                                          2005   0.576       0.670        61,171
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).................. 2007   1.645       1.723            --
                                                                          2006   1.261       1.645        73,896
                                                                          2005   1.002       1.261        44,890
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00).................... 2006   2.325       3.034            --
                                                                          2005   2.204       2.325        68,548
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)............. 2008   1.094       1.047            --
                                                                          2007   1.038       1.094        22,570
                                                                          2006   0.905       1.038        24,735
                                                                          2005   0.881       0.905        25,634
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)....... 2008   1.003       0.947            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2007   1.146       1.003        14,180
                                                                                      2006   1.122       1.146        27,509
                                                                                      2005   1.078       1.122        26,301
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.309       1.424            --
                                                                                      2005   1.207       1.309            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.306       1.456            --
                                                                                      2005   1.205       1.306        19,564
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.792       1.969            --
                                                                                      2013   1.390       1.792            --
                                                                                      2012   1.216       1.390            --
                                                                                      2011   1.271       1.216        59,063
                                                                                      2010   1.105       1.271       101,899
                                                                                      2009   0.829       1.105        88,104
                                                                                      2008   1.470       0.829        46,306
                                                                                      2007   1.273       1.470       161,778
                                                                                      2006   1.161       1.273       203,675
                                                                                      2005   1.011       1.161       214,332
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.840       2.004            --
                                                                                      2013   1.353       1.840            --
                                                                                      2012   1.124       1.353            --
                                                                                      2011   1.175       1.124            --
                                                                                      2010   1.012       1.175            --
                                                                                      2009   0.757       1.012            --
                                                                                      2008   1.312       0.757            --
                                                                                      2007   1.249       1.312            --
                                                                                      2006   1.115       1.249            --
                                                                                      2005   0.939       1.115            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.027       3.159         4,952
                                                                                      2013   2.264       3.027         5,634
                                                                                      2012   2.008       2.264         6,019
                                                                                      2011   2.289       2.008        36,830
                                                                                      2010   1.809       2.289        35,891
                                                                                      2009   1.315       1.809        25,963
                                                                                      2008   2.213       1.315         7,629
                                                                                      2007   1.950       2.213        48,181
                                                                                      2006   1.763       1.950        38,034
                                                                                      2005   1.518       1.763        41,237
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.253       1.460            --
                                                                                      2005   1.152       1.253        84,767
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.556       3.235            --
                                                                                      2007   2.806       3.556         4,300
                                                                                      2006   2.226       2.806         6,366
                                                                                      2005   1.775       2.226            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.654       1.446        51,545
                                                                                      2013   1.366       1.654        51,547
                                                                                      2012   1.174       1.366        51,549
                                                                                      2011   1.335       1.174        75,850
                                                                                      2010   1.252       1.335       232,263
                                                                                      2009   0.928       1.252       424,953
                                                                                      2008   1.582       0.928       448,995
                                                                                      2007   1.392       1.582       571,459
                                                                                      2006   1.165       1.392       629,814
                                                                                      2005   1.074       1.165       643,897
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.258       1.508            --
                                                                                      2005   1.174       1.258        22,978
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.065       1.089            --
                                                                                      2005   1.068       1.065            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.056       1.091            --
                                                                                      2005   0.997       1.056        45,236
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.077       1.092            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2009   0.871       1.077        22,966
                                                                                  2008   1.247       0.871        34,227
                                                                                  2007   1.041       1.247        13,455
                                                                                  2006   0.995       1.041        13,455
                                                                                  2005   0.900       0.995        27,169
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.722       0.680            --
                                                                                  2007   0.671       0.722        30,982
                                                                                  2006   0.578       0.671        54,146
                                                                                  2005   0.557       0.578        53,652
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.500       0.535            --
                                                                                  2010   0.408       0.500        59,468
                                                                                  2009   0.264       0.408        53,166
                                                                                  2008   0.480       0.264        33,528
                                                                                  2007   0.400       0.480        33,528
                                                                                  2006   0.377       0.400        33,528
                                                                                  2005   0.344       0.377        33,528
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.544       1.733            --
                                                                                  2005   1.508       1.544         3,347
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.382       2.822       105,532
                                                                                  2013   1.638       2.382       106,266
                                                                                  2012   1.402       1.638       107,478
                                                                                  2011   1.390       1.402       116,492
                                                                                  2010   1.130       1.390       158,930
                                                                                  2009   0.853       1.130       281,793
                                                                                  2008   1.455       0.853       345,119
                                                                                  2007   1.509       1.455       373,650
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.913       1.923            --
                                                                                  2013   1.471       1.913       105,550
                                                                                  2012   1.300       1.471       115,190
                                                                                  2011   1.408       1.300       138,148
                                                                                  2010   1.227       1.408       175,746
                                                                                  2009   0.964       1.227       206,129
                                                                                  2008   1.544       0.964       336,437
                                                                                  2007   1.612       1.544       469,731
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.745       1.906            --
                                                                                  2013   1.364       1.745            --
                                                                                  2012   1.195       1.364            --
                                                                                  2011   1.184       1.195        47,047
                                                                                  2010   1.068       1.184        49,972
                                                                                  2009   0.889       1.068        87,058
                                                                                  2008   1.277       0.889        64,335
                                                                                  2007   1.234       1.277        52,880
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.483       1.664       100,417
                                                                                  2013   1.093       1.483       104,888
                                                                                  2012   0.923       1.093        87,794
                                                                                  2011   0.944       0.923       119,669
                                                                                  2010   0.874       0.944       118,050
                                                                                  2009   0.624       0.874       142,943
                                                                                  2008   1.010       0.624       129,137
                                                                                  2007   1.009       1.010       132,422
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.875       2.061        79,333
                                                                                  2013   1.439       1.875        79,336
                                                                                  2012   1.255       1.439        79,340
                                                                                  2011   1.215       1.255        79,396
                                                                                  2010   1.128       1.215        80,260
                                                                                  2009   0.921       1.128       101,945
                                                                                  2008   1.453       0.921       125,051
                                                                                  2007   1.421       1.453       192,644
                                                                                  2006   1.221       1.421       228,253
                                                                                  2005   1.165       1.221       227,875
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.893       2.963            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.999       2.893            --
                                                                               2012   1.701       1.999            --
                                                                               2011   1.705       1.701         4,004
                                                                               2010   1.384       1.705         4,004
                                                                               2009   0.985       1.384         4,004
                                                                               2008   1.688       0.985         4,004
                                                                               2007   1.559       1.688        14,594
                                                                               2006   1.405       1.559        14,568
                                                                               2005   1.361       1.405        15,629
 LMPVET Equity Index Subaccount (Class II) (11/99)............................ 2009   0.631       0.614            --
                                                                               2008   1.026       0.631        45,995
                                                                               2007   0.994       1.026        49,310
                                                                               2006   0.877       0.994        69,147
                                                                               2005   0.855       0.877        67,852
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.986       0.974            --
                                                                               2010   0.917       0.986        49,261
                                                                               2009   0.794       0.917        53,593
                                                                               2008   1.024       0.794        53,616
                                                                               2007   1.026       1.024        55,141
                                                                               2006   1.002       1.026        59,269
                                                                               2005   0.994       1.002        59,269
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.546       1.622            --
                                                                               2006   1.330       1.546       389,440
                                                                               2005   1.299       1.330       318,767
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.194       1.244            --
                                                                               2006   1.164       1.194            --
                                                                               2005   1.124       1.164            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.324       1.371            --
                                                                               2006   1.211       1.324            --
                                                                               2005   1.120       1.211            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.232       1.287            --
                                                                               2006   1.114       1.232            --
                                                                               2005   1.092       1.114            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.616       1.679            --
                                                                               2006   1.400       1.616            --
                                                                               2005   1.378       1.400            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.807       1.991            --
                                                                               2006   1.636       1.807        51,049
                                                                               2005   1.536       1.636        64,733
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.100       1.135            --
                                                                               2005   1.077       1.100            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.512       1.457            --
                                                                               2007   1.448       1.512        57,490
                                                                               2006   1.521       1.448        57,060
 MIST BlackRock High Yield Subaccount (Class A) (4/06)........................ 2014   2.153       2.194        23,425
                                                                               2013   1.991       2.153        25,172
                                                                               2012   1.730       1.991        27,054
                                                                               2011   1.714       1.730        29,107
                                                                               2010   1.498       1.714        30,862
                                                                               2009   1.033       1.498        34,061
                                                                               2008   1.383       1.033        36,518
                                                                               2007   1.368       1.383        47,377
                                                                               2006   1.298       1.368        49,599
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.059       1.185        10,270

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.037       1.059        10,951
                                                                            2012   0.835       1.037        15,907
                                                                            2011   0.895       0.835         9,165
                                                                            2010   0.782       0.895        10,106
                                                                            2009   0.588       0.782        65,940
                                                                            2008   1.023       0.588        65,954
                                                                            2007   1.220       1.023        68,018
                                                                            2006   1.003       1.220       201,566
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.064       1.108            --
                                                                            2013   0.837       1.064            --
                                                                            2012   0.693       0.837            --
                                                                            2011   0.760       0.693         4,041
                                                                            2010   0.704       0.760         4,047
                                                                            2009   0.499       0.704        68,875
                                                                            2008   0.872       0.499        74,861
                                                                            2007   0.680       0.872       165,196
                                                                            2006   0.663       0.680        64,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   1.105       1.243            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.603       1.490            --
                                                                            2013   1.245       1.603            --
                                                                            2012   0.977       1.245            --
                                                                            2011   1.154       0.977            --
                                                                            2010   1.005       1.154            --
                                                                            2009   0.657       1.005            --
                                                                            2008   1.126       0.657            --
                                                                            2007   1.154       1.126         1,296
                                                                            2006   1.048       1.154            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.630       1.753            --
                                                                            2013   1.223       1.630        12,109
                                                                            2012   1.049       1.223            --
                                                                            2011   1.082       1.049            46
                                                                            2010   0.957       1.082         1,677
                                                                            2009   0.767       0.957         2,701
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.224       2.368            --
                                                                            2013   1.608       2.224            --
                                                                            2012   1.379       1.608            --
                                                                            2011   1.413       1.379            --
                                                                            2010   1.135       1.413            --
                                                                            2009   0.860       1.135            --
                                                                            2008   1.423       0.860            --
                                                                            2007   1.298       1.423            --
                                                                            2006   1.307       1.298            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.917       1.975         5,104
                                                                            2013   1.462       1.917         5,476
                                                                            2012   1.285       1.462            --
                                                                            2011   1.452       1.285            --
                                                                            2010   1.235       1.452            --
                                                                            2009   0.972       1.235            --
                                                                            2008   1.321       0.972        25,715
                                                                            2007   1.355       1.321         5,535
                                                                            2006   1.271       1.355            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2007   1.200       1.256            --
                                                                            2006   1.135       1.200            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.045       2.115         5,433
                                                                            2013   1.921       2.045         7,434
                                                                            2012   1.724       1.921         7,784
                                                                            2011   1.672       1.724         8,166
                                                                            2010   1.501       1.672        10,783
                                                                            2009   1.112       1.501        11,214
                                                                            2008   1.385       1.112        11,723
                                                                            2007   1.317       1.385        76,626
                                                                            2006   1.257       1.317       129,061
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.603       0.573            --
                                                                            2008   1.069       0.603            --
                                                                            2007   0.971       1.069            --
                                                                            2006   0.982       0.971            --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.259       1.302            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   0.988       1.259            --
                                                                              2012   0.860       0.988            --
                                                                              2011   1.005       0.860            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.697       1.566            --
                                                                              2013   1.811       1.697            --
                                                                              2012   1.545       1.811            --
                                                                              2011   1.925       1.545            --
                                                                              2010   1.577       1.925            --
                                                                              2009   0.947       1.577            --
                                                                              2008   2.158       0.947            --
                                                                              2007   1.712       2.158        21,552
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.484       2.467            --
                                                                              2008   3.240       1.484           688
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.086       1.177            --
                                                                              2012   1.048       1.086            --
                                                                              2011   1.125       1.048            --
                                                                              2010   0.930       1.125            --
                                                                              2009   0.691       0.930            --
                                                                              2008   1.138       0.691            --
                                                                              2007   1.284       1.138         1,213
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.357       1.364        24,105
                                                                              2013   1.085       1.357        22,364
                                                                              2012   0.910       1.085        23,934
                                                                              2011   1.009       0.910        28,233
                                                                              2010   0.885       1.009        29,664
                                                                              2009   0.643       0.885        45,378
                                                                              2008   1.099       0.643        35,859
                                                                              2007   1.051       1.099        29,177
                                                                              2006   0.996       1.051        30,350
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.774       1.819       103,504
                                                                              2013   1.838       1.774       109,440
                                                                              2012   1.709       1.838       115,632
                                                                              2011   1.683       1.709       122,485
                                                                              2010   1.581       1.683       127,657
                                                                              2009   1.419       1.581       202,920
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2014   2.017       2.206            --
                                                                              2013   1.540       2.017            --
                                                                              2012   1.415       1.540            --
                                                                              2011   1.506       1.415            --
                                                                              2010   1.317       1.506            --
                                                                              2009   1.080       1.317            --
                                                                              2008   1.634       1.080            --
                                                                              2007   1.582       1.634            --
                                                                              2006   1.471       1.582            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.177       1.299            --
                                                                              2006   1.118       1.177            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   2.171       2.234        19,116
                                                                              2013   2.172       2.171        23,004
                                                                              2012   1.977       2.172        24,397
                                                                              2011   1.939       1.977        18,443
                                                                              2010   1.756       1.939        19,657
                                                                              2009   1.341       1.756        30,096
                                                                              2008   1.526       1.341        22,770
                                                                              2007   1.455       1.526        30,308
                                                                              2006   1.404       1.455        54,184
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2013   0.475       0.497            --
                                                                              2012   0.431       0.475            --
                                                                              2011   0.533       0.431            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).............. 2014   1.340       1.494        27,632
                                                                              2013   1.018       1.340        13,490
                                                                              2012   0.877       1.018        14,978
                                                                              2011   0.928       0.877        16,524
                                                                              2010   0.806       0.928        16,537
                                                                              2009   0.692       0.806        19,119
                                                                              2008   1.103       0.692        19,134
                                                                              2007   1.078       1.103        22,649
                                                                              2006   1.001       1.078        22,662

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.925       2.101       103,736
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.002       1.051            --
                                                                        2006   0.947       1.002        35,730
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.225       1.370        15,200
                                                                        2013   0.928       1.225        15,869
                                                                        2012   0.831       0.928        16,052
                                                                        2011   0.842       0.831        18,627
                                                                        2010   0.760       0.842        19,067
                                                                        2009   0.648       0.760        19,124
                                                                        2008   1.050       0.648        18,248
                                                                        2007   1.042       1.050        35,490
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.571       1.656           416
                                                                        2013   1.609       1.571         2,799
                                                                        2012   1.520       1.609         3,217
                                                                        2011   1.450       1.520         3,703
                                                                        2010   1.360       1.450        12,433
                                                                        2009   1.262       1.360         5,959
                                                                        2008   1.328       1.262         7,324
                                                                        2007   1.270       1.328        88,697
                                                                        2006   1.222       1.270        20,155
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.165       1.249        27,510
                                                                        2013   0.882       1.165        31,220
                                                                        2012   0.784       0.882        56,653
                                                                        2011   0.875       0.784        34,800
                                                                        2010   0.742       0.875        35,366
                                                                        2009   0.589       0.742       122,075
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.152       1.134        11,448
                                                                        2013   1.171       1.152        10,436
                                                                        2012   1.190       1.171            --
                                                                        2011   1.209       1.190        52,886
                                                                        2010   1.228       1.209        51,451
                                                                        2009   1.243       1.228        60,167
                                                                        2008   1.228       1.243       319,495
                                                                        2007   1.188       1.228        90,839
                                                                        2006   1.162       1.188        89,985
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.469       0.489            --
                                                                        2008   0.863       0.469       178,720
                                                                        2007   0.844       0.863       187,810
                                                                        2006   0.832       0.844       214,405
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.188       1.308            --
                                                                        2012   1.044       1.188        66,065
                                                                        2011   1.132       1.044        68,342
                                                                        2010   1.005       1.132        68,647
                                                                        2009   0.839       1.005        69,742
                                                                        2008   1.397       0.839        69,159
                                                                        2007   1.364       1.397       126,317
                                                                        2006   1.330       1.364       177,571
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.841       0.919        79,462
                                                                        2013   0.644       0.841        80,658
                                                                        2012   0.591       0.644        80,190
                                                                        2011   0.620       0.591        90,497
                                                                        2010   0.547       0.620       117,341
                                                                        2009   0.372       0.547       161,174
                                                                        2008   0.697       0.372       130,868
                                                                        2007   0.588       0.697       133,836
                                                                        2006   0.603       0.588       166,896
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.060       1.077            --
                                                                        2006   1.002       1.060            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.314       1.351            --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.280       1.314            --
                                                                        2012   1.191       1.280            --
                                                                        2011   1.172       1.191            --
                                                                        2010   1.083       1.172            --
                                                                        2009   0.913       1.083            --
                                                                        2008   1.083       0.913            --
                                                                        2007   1.043       1.083            --
                                                                        2006   1.001       1.043            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.328       1.372            --
                                                                        2013   1.217       1.328            --
                                                                        2012   1.109       1.217            --
                                                                        2011   1.115       1.109            --
                                                                        2010   1.016       1.115            --
                                                                        2009   0.835       1.016            --
                                                                        2008   1.082       0.835            --
                                                                        2007   1.049       1.082       235,067
                                                                        2006   1.002       1.049            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.325       1.369            --
                                                                        2013   1.141       1.325            --
                                                                        2012   1.024       1.141            --
                                                                        2011   1.055       1.024            --
                                                                        2010   0.947       1.055            --
                                                                        2009   0.760       0.947            --
                                                                        2008   1.083       0.760            --
                                                                        2007   1.054       1.083        67,813
                                                                        2006   1.002       1.054        67,850
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.304       1.351            --
                                                                        2013   1.066       1.304            --
                                                                        2012   0.939       1.066            --
                                                                        2011   0.991       0.939            --
                                                                        2010   0.878       0.991            --
                                                                        2009   0.691       0.878            --
                                                                        2008   1.083       0.691            --
                                                                        2007   1.059       1.083            --
                                                                        2006   1.002       1.059            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.297       1.443        10,313
                                                                        2013   1.000       1.297        10,828
                                                                        2012   0.881       1.000        10,838
                                                                        2011   0.881       0.881        10,850
                                                                        2010   0.781       0.881        10,864
                                                                        2009   0.635       0.781        11,538
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2014   1.894       2.021       137,456
                                                                        2013   1.620       1.894       142,280
                                                                        2012   1.479       1.620       152,785
                                                                        2011   1.470       1.479       171,802
                                                                        2010   1.360       1.470       172,757
                                                                        2009   1.167       1.360       240,392
                                                                        2008   1.527       1.167       301,777
                                                                        2007   1.489       1.527       346,080
                                                                        2006   1.393       1.489       370,563
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2014   2.223       2.424            --
                                                                        2013   1.664       2.223            --
                                                                        2012   1.450       1.664            --
                                                                        2011   1.461       1.450            --
                                                                        2010   1.332       1.461            --
                                                                        2009   1.120       1.332            --
                                                                        2008   1.485       1.120            --
                                                                        2007   1.402       1.485        10,677
                                                                        2006   1.269       1.402            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2014   1.990       1.959            --
                                                                        2013   1.594       1.990            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2014   1.641       1.758        42,691

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.202       1.641        42,691
                                                                                 2012   1.029       1.202        42,691
                                                                                 2011   1.060       1.029        45,010
                                                                                 2010   0.922       1.060       228,223
                                                                                 2009   0.655       0.922       263,571
                                                                                 2008   1.148       0.655       268,196
                                                                                 2007   1.069       1.148       362,118
                                                                                 2006   0.998       1.069       407,590
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.157       1.201            --
                                                                                 2006   1.089       1.157            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2014   1.209       1.225        10,657
                                                                                 2013   1.235       1.209            --
                                                                                 2012   1.213       1.235            --
                                                                                 2011   1.166       1.213        16,861
                                                                                 2010   1.118       1.166         9,436
                                                                                 2009   1.087       1.118            --
                                                                                 2008   1.107       1.087        14,966
                                                                                 2007   1.077       1.107       193,092
                                                                                 2006   1.040       1.077        28,536
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.557       1.695            --
                                                                                 2013   1.312       1.557            --
                                                                                 2012   1.187       1.312            --
                                                                                 2011   1.162       1.187            --
                                                                                 2010   1.077       1.162            --
                                                                                 2009   0.928       1.077            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 2014   1.272       1.385            --
                                                                                 2013   0.967       1.272            --
                                                                                 2012   0.870       0.967            --
                                                                                 2011   0.922       0.870        75,204
                                                                                 2010   0.836       0.922       121,752
                                                                                 2009   0.644       0.836        40,701
                                                                                 2008   1.043       0.644         2,785
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 2006   1.151       1.162            --
                                                                                 2005   1.137       1.151       263,728
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 2006   1.116       1.179            --
                                                                                 2005   1.072       1.116            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................. 2007   1.117       1.139            --
                                                                                 2006   1.127       1.117         9,383
                                                                                 2005   1.122       1.127       101,465
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.369       1.415            --
                                                                                 2008   1.328       1.369       160,922
                                                                                 2007   1.241       1.328       256,667
                                                                                 2006   1.214       1.241       284,670
                                                                                 2005   1.204       1.214       350,967
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)........................ 2008   0.961       0.891            --
                                                                                 2007   0.885       0.961        11,352
                                                                                 2006   0.810       0.885        11,362
                                                                                 2005   0.767       0.810        11,374
 Putnam VT International Equity Subaccount (Class IB) (5/01).................... 2007   1.393       1.508            --
                                                                                 2006   1.108       1.393       114,334
                                                                                 2005   1.003       1.108        13,188
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)......................... 2007   1.945       2.077            --
                                                                                 2006   1.685       1.945        92,301
                                                                                 2005   1.599       1.685       120,081
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)........................... 2006   0.923       0.982            --
                                                                                 2005   0.862       0.923            --
 Travelers Convertible Securities Subaccount (5/00)............................. 2006   1.179       1.257            --
                                                                                 2005   1.194       1.179       133,806
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).......................... 2006   1.393       1.521            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.259       1.393        58,517
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.266       1.330            --
                                                                                     2005   1.231       1.266       206,627
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.266       1.298            --
                                                                                     2005   1.254       1.266       172,196
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.177       1.219            --
                                                                                     2005   1.136       1.177         1,155
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.808       0.832            --
                                                                                     2005   0.755       0.808       172,921
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035            --
                                                                                     2005   1.000       1.031            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111            --
                                                                                     2005   1.000       1.065            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058            --
                                                                                     2005   1.000       1.037            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.891       0.947            --
                                                                                     2005   0.808       0.891        18,532
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.569       0.603            --
                                                                                     2005   0.561       0.569       164,440
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.350       1.393            --
                                                                                     2005   1.332       1.350       503,733
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269            --
                                                                                     2005   1.121       1.174            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.912       1.048            --
                                                                                     2005   0.846       0.912        23,507
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471            --
                                                                                     2005   1.329       1.386            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118            --
                                                                                     2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.390       1.404            --
                                                                                     2005   1.363       1.390        72,521
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.234       1.222            --
                                                                                     2005   1.233       1.234        24,490
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.734       0.766            --
                                                                                     2005   0.731       0.734        58,711
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307            --
                                                                                     2005   1.000       1.136            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271            --
                                                                                     2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.079       1.040            --
                                                                                     2005   1.051       1.079            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.581       1.701            --
                                                                                     2013   1.353       1.581            --
                                                                                     2012   1.242       1.353            --
                                                                                     2011   1.262       1.242            --
                                                                                     2010   1.144       1.262            --
                                                                                     2009   0.946       1.144            --
                                                                                     2008   1.285       0.946            --
                                                                                     2007   1.178       1.285            --
                                                                                     2006   1.111       1.178            --
                                                                                     2005   1.082       1.111            --

               PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A) (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)............ 2009   0.765       0.742           --
                                                                2008   1.210       0.765        3,893
                                                                2007   1.259       1.210        4,960
                                                                2006   1.102       1.259        6,114
                                                                2005   1.076       1.102        7,430
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.549       0.563           --
                                                                2008   0.980       0.549           --
                                                                2007   0.886       0.980           --
                                                                2006   0.843       0.886           --
                                                                2005   0.794       0.843           --







                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.080       1.156             --
                                                                         2006   1.000       1.080        769,166
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   0.808       0.849             --
                                                                         2005   0.777       0.808      1,363,696
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   0.747       0.730             --
                                                                         2005   0.661       0.747     16,224,219
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.114       2.129      3,841,870
                                                                         2013   1.663       2.114      4,332,567
                                                                         2012   1.379       1.663      5,280,344
                                                                         2011   1.538       1.379      6,514,739
                                                                         2010   1.398       1.538      9,476,151
                                                                         2009   0.999       1.398     12,011,686
                                                                         2008   1.647       0.999     15,443,389
                                                                         2007   1.457       1.647     20,719,476
                                                                         2006   1.229       1.457     21,324,458
                                                                         2005   1.095       1.229     20,626,162
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.841       1.966      8,253,963
                                                                         2013   1.438       1.841      9,673,781
                                                                         2012   1.240       1.438     11,677,384
                                                                         2011   1.316       1.240     14,075,830
                                                                         2010   1.127       1.316     19,265,722
                                                                         2009   0.821       1.127     25,266,325
                                                                         2008   1.489       0.821     28,245,812
                                                                         2007   1.347       1.489     33,531,749
                                                                         2006   1.242       1.347     37,310,477
                                                                         2005   1.086       1.242     39,485,611
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.952       2.125      6,297,990
                                                                         2013   1.485       1.952      7,298,591
                                                                         2012   1.285       1.485      8,769,660
                                                                         2011   1.330       1.285     10,739,373
                                                                         2010   1.213       1.330     15,307,491
                                                                         2009   0.939       1.213     18,741,597
                                                                         2008   1.535       0.939     22,823,743
                                                                         2007   1.485       1.535     29,775,419
                                                                         2006   1.310       1.485     32,511,078
                                                                         2005   1.258       1.310     33,596,778
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)....................................... 2006   0.669       0.662             --
                                                                         2005   0.575       0.669      3,750,757
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)................. 2007   1.642       1.720             --
                                                                         2006   1.259       1.642        253,126
                                                                         2005   1.000       1.259        260,636

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   2.320       3.029            --
                                                                                      2005   2.200       2.320       809,694
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.092       1.045            --
                                                                                      2007   1.036       1.092       489,315
                                                                                      2006   0.904       1.036       514,976
                                                                                      2005   0.880       0.904       932,713
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.001       0.945            --
                                                                                      2007   1.144       1.001       946,580
                                                                                      2006   1.120       1.144     1,226,738
                                                                                      2005   1.076       1.120     1,556,185
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.309       1.424            --
                                                                                      2005   1.207       1.309       242,084
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.306       1.456            --
                                                                                      2005   1.205       1.306       154,639
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.789       1.965       313,262
                                                                                      2013   1.388       1.789       381,989
                                                                                      2012   1.214       1.388       592,758
                                                                                      2011   1.269       1.214       887,526
                                                                                      2010   1.103       1.269     1,273,733
                                                                                      2009   0.827       1.103     1,754,258
                                                                                      2008   1.467       0.827     2,159,991
                                                                                      2007   1.271       1.467     2,412,345
                                                                                      2006   1.159       1.271     2,435,238
                                                                                      2005   1.009       1.159     2,475,024
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.840       2.004        36,758
                                                                                      2013   1.353       1.840        39,338
                                                                                      2012   1.124       1.353        61,962
                                                                                      2011   1.175       1.124        64,880
                                                                                      2010   1.012       1.175       105,690
                                                                                      2009   0.757       1.012       124,523
                                                                                      2008   1.312       0.757       135,979
                                                                                      2007   1.249       1.312       150,320
                                                                                      2006   1.115       1.249       180,928
                                                                                      2005   0.939       1.115       195,135
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.027       3.159       530,589
                                                                                      2013   2.264       3.027       630,294
                                                                                      2012   2.008       2.264       782,493
                                                                                      2011   2.289       2.008     1,104,556
                                                                                      2010   1.809       2.289     1,463,609
                                                                                      2009   1.315       1.809     1,883,633
                                                                                      2008   2.213       1.315     2,043,755
                                                                                      2007   1.950       2.213     2,637,765
                                                                                      2006   1.763       1.950     2,908,493
                                                                                      2005   1.518       1.763     3,011,375
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.253       1.460            --
                                                                                      2005   1.152       1.253     2,456,692
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.556       3.235            --
                                                                                      2007   2.806       3.556     1,211,669
                                                                                      2006   2.226       2.806     1,491,865
                                                                                      2005   1.775       2.226       891,920
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.649       1.442     1,381,616
                                                                                      2013   1.363       1.649     1,667,248
                                                                                      2012   1.171       1.363     2,116,713
                                                                                      2011   1.332       1.171     2,661,870
                                                                                      2010   1.248       1.332     3,609,994
                                                                                      2009   0.926       1.248     4,395,974
                                                                                      2008   1.577       0.926     5,647,036
                                                                                      2007   1.388       1.577     7,216,761
                                                                                      2006   1.162       1.388     7,720,877
                                                                                      2005   1.071       1.162     7,177,426
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.258       1.508            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2005   1.174       1.258      1,198,837
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.065       1.089             --
                                                                                  2005   1.068       1.065        206,047
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.054       1.089             --
                                                                                  2005   0.995       1.054      1,852,671
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.075       1.090             --
                                                                                  2009   0.869       1.075        371,308
                                                                                  2008   1.245       0.869        598,223
                                                                                  2007   1.039       1.245        631,538
                                                                                  2006   0.993       1.039        705,421
                                                                                  2005   0.898       0.993        785,715
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.721       0.679             --
                                                                                  2007   0.670       0.721      1,112,078
                                                                                  2006   0.577       0.670      1,395,786
                                                                                  2005   0.556       0.577      1,707,096
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.499       0.534             --
                                                                                  2010   0.408       0.499        641,361
                                                                                  2009   0.264       0.408        765,922
                                                                                  2008   0.479       0.264      1,108,613
                                                                                  2007   0.400       0.479        932,088
                                                                                  2006   0.377       0.400      1,054,850
                                                                                  2005   0.343       0.377      1,230,804
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.544       1.733             --
                                                                                  2005   1.508       1.544        675,530
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.375       2.814      4,006,640
                                                                                  2013   1.633       2.375      4,558,663
                                                                                  2012   1.398       1.633      5,754,084
                                                                                  2011   1.386       1.398      7,572,035
                                                                                  2010   1.127       1.386     10,246,619
                                                                                  2009   0.851       1.127     12,928,013
                                                                                  2008   1.451       0.851     15,465,605
                                                                                  2007   1.504       1.451     18,240,506
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.908       1.918             --
                                                                                  2013   1.467       1.908      3,866,806
                                                                                  2012   1.296       1.467      4,887,589
                                                                                  2011   1.404       1.296      6,093,396
                                                                                  2010   1.224       1.404      9,488,818
                                                                                  2009   0.961       1.224     12,638,705
                                                                                  2008   1.540       0.961     14,594,606
                                                                                  2007   1.608       1.540     17,163,265
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.740       1.900      2,051,844
                                                                                  2013   1.360       1.740      2,455,071
                                                                                  2012   1.192       1.360      3,112,732
                                                                                  2011   1.180       1.192      3,670,642
                                                                                  2010   1.065       1.180      5,066,071
                                                                                  2009   0.886       1.065      6,110,979
                                                                                  2008   1.274       0.886      6,552,136
                                                                                  2007   1.231       1.274      7,730,573
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.479       1.660      2,898,494
                                                                                  2013   1.090       1.479      3,620,746
                                                                                  2012   0.921       1.090      4,317,527
                                                                                  2011   0.942       0.921      5,480,431
                                                                                  2010   0.871       0.942      7,236,349
                                                                                  2009   0.622       0.871      9,526,956
                                                                                  2008   1.008       0.622     11,204,523
                                                                                  2007   1.006       1.008     13,752,289
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.870       2.055      1,494,713

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.435       1.870     1,975,009
                                                                                  2012   1.252       1.435     2,527,943
                                                                                  2011   1.212       1.252     3,274,973
                                                                                  2010   1.125       1.212     4,489,112
                                                                                  2009   0.918       1.125     5,641,069
                                                                                  2008   1.449       0.918     6,999,706
                                                                                  2007   1.418       1.449     9,586,806
                                                                                  2006   1.218       1.418     4,193,079
                                                                                  2005   1.162       1.218     4,911,025
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.885       2.955       399,866
                                                                                  2013   1.994       2.885       583,908
                                                                                  2012   1.696       1.994       685,293
                                                                                  2011   1.700       1.696       983,676
                                                                                  2010   1.380       1.700     1,674,256
                                                                                  2009   0.982       1.380     1,922,697
                                                                                  2008   1.683       0.982     2,199,826
                                                                                  2007   1.555       1.683     2,592,542
                                                                                  2006   1.401       1.555     2,494,567
                                                                                  2005   1.357       1.401     2,895,037
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.629       0.613            --
                                                                                  2008   1.023       0.629     6,436,732
                                                                                  2007   0.991       1.023     7,045,973
                                                                                  2006   0.875       0.991     7,640,403
                                                                                  2005   0.853       0.875     8,773,519
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.986       0.974            --
                                                                                  2010   0.917       0.986       349,699
                                                                                  2009   0.794       0.917       332,000
                                                                                  2008   1.024       0.794       418,844
                                                                                  2007   1.026       1.024       561,156
                                                                                  2006   1.002       1.026       604,988
                                                                                  2005   0.994       1.002       766,086
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.542       1.618            --
                                                                                  2006   1.327       1.542     8,448,930
                                                                                  2005   1.296       1.327     9,928,000
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.194       1.244            --
                                                                                  2006   1.164       1.194       465,333
                                                                                  2005   1.124       1.164       769,670
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.324       1.371            --
                                                                                  2006   1.211       1.324       180,884
                                                                                  2005   1.120       1.211       371,395
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.232       1.287            --
                                                                                  2006   1.114       1.232       173,790
                                                                                  2005   1.092       1.114       189,728
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.616       1.679            --
                                                                                  2006   1.400       1.616     1,466,637
                                                                                  2005   1.378       1.400     1,341,766
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).......................... 2007   1.807       1.991            --
                                                                                  2006   1.636       1.807     1,555,919
                                                                                  2005   1.536       1.636     1,683,507
Managed Assets Trust
 Managed Assets Trust (5/04)..................................................... 2006   1.100       1.135            --
                                                                                  2005   1.077       1.100        36,890
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)..................... 2008   1.509       1.454            --
                                                                                  2007   1.446       1.509       645,767
                                                                                  2006   1.518       1.446       678,788
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)..................... 2014   1.059       1.185       296,515

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.037       1.059       614,011
                                                                            2012   0.835       1.037       838,661
                                                                            2011   0.895       0.835     1,241,259
                                                                            2010   0.782       0.895     1,368,779
                                                                            2009   0.588       0.782     1,493,074
                                                                            2008   1.023       0.588     1,829,421
                                                                            2007   1.220       1.023     2,017,161
                                                                            2006   1.003       1.220     2,406,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   1.062       1.106            --
                                                                            2013   0.836       1.062       951,460
                                                                            2012   0.692       0.836     1,159,364
                                                                            2011   0.758       0.692     1,454,982
                                                                            2010   0.702       0.758     1,892,601
                                                                            2009   0.498       0.702     3,185,947
                                                                            2008   0.871       0.498     3,388,052
                                                                            2007   0.678       0.871     3,269,960
                                                                            2006   0.662       0.678     3,204,891
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   1.103       1.241     1,434,352
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   1.600       1.487       378,920
                                                                            2013   1.243       1.600       487,064
                                                                            2012   0.975       1.243       835,900
                                                                            2011   1.152       0.975     1,000,815
                                                                            2010   1.004       1.152     1,345,374
                                                                            2009   0.656       1.004     1,934,157
                                                                            2008   1.124       0.656     1,836,197
                                                                            2007   1.152       1.124     2,095,796
                                                                            2006   1.046       1.152     1,906,863
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.630       1.753       111,445
                                                                            2013   1.223       1.630       134,323
                                                                            2012   1.049       1.223       312,178
                                                                            2011   1.082       1.049       433,023
                                                                            2010   0.957       1.082       582,295
                                                                            2009   0.767       0.957       749,429
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.349       1.456       456,464
                                                                            2013   1.052       1.349       625,297
                                                                            2012   0.932       1.052       772,372
                                                                            2011   0.984       0.932     1,055,377
                                                                            2010   0.796       0.984     1,236,162
                                                                            2009   0.639       0.796     1,560,801
                                                                            2008   1.061       0.639     2,274,707
                                                                            2007   1.072       1.061     2,834,109
                                                                            2006   1.015       1.072       265,388
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.224       2.368        91,038
                                                                            2013   1.608       2.224       110,620
                                                                            2012   1.379       1.608       119,654
                                                                            2011   1.413       1.379       202,028
                                                                            2010   1.135       1.413       119,955
                                                                            2009   0.860       1.135        78,635
                                                                            2008   1.423       0.860        91,190
                                                                            2007   1.298       1.423       119,442
                                                                            2006   1.307       1.298        79,003
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.917       1.975       192,025
                                                                            2013   1.462       1.917       276,055
                                                                            2012   1.285       1.462       343,409
                                                                            2011   1.452       1.285       253,910
                                                                            2010   1.235       1.452       490,798
                                                                            2009   0.972       1.235       403,250
                                                                            2008   1.321       0.972       366,478
                                                                            2007   1.355       1.321       270,232
                                                                            2006   1.271       1.355       167,145
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.924       0.914            --
                                                                            2008   1.256       0.924        64,192
                                                                            2007   1.200       1.256        69,711
                                                                            2006   1.135       1.200        73,739
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.041       2.112       125,647

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.917       2.041       406,004
                                                                               2012   1.721       1.917       477,167
                                                                               2011   1.669       1.721       611,753
                                                                               2010   1.498       1.669       820,411
                                                                               2009   1.110       1.498       862,525
                                                                               2008   1.382       1.110     1,106,142
                                                                               2007   1.315       1.382     1,128,256
                                                                               2006   1.255       1.315     1,110,003
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.603       0.573            --
                                                                               2008   1.069       0.603       907,928
                                                                               2007   0.971       1.069     1,055,371
                                                                               2006   0.982       0.971     1,025,644
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.259       1.302        96,931
                                                                               2013   0.988       1.259        96,395
                                                                               2012   0.860       0.988       445,969
                                                                               2011   1.005       0.860       517,582
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.350       1.351       854,718
                                                                               2013   1.035       1.350     1,203,493
                                                                               2012   0.892       1.035     1,976,946
                                                                               2011   0.996       0.892     2,360,565
                                                                               2010   0.844       0.996     2,882,834
                                                                               2009   0.678       0.844     3,506,042
                                                                               2008   0.982       0.678     4,470,639
                                                                               2007   1.029       0.982     5,323,965
                                                                               2006   1.003       1.029     1,483,444
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.694       1.563        60,230
                                                                               2013   1.808       1.694        73,830
                                                                               2012   1.542       1.808       192,066
                                                                               2011   1.921       1.542       213,067
                                                                               2010   1.574       1.921       260,294
                                                                               2009   0.946       1.574       356,189
                                                                               2008   2.154       0.946       202,562
                                                                               2007   1.709       2.154       209,829
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.484       2.467       954,611
                                                                               2008   3.240       1.484     1,110,838
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.502       1.375       623,763
                                                                               2013   1.280       1.502       859,449
                                                                               2012   1.114       1.280     1,105,345
                                                                               2011   1.268       1.114     1,406,080
                                                                               2010   1.157       1.268       855,292
                                                                               2009   0.893       1.157     1,070,946
                                                                               2008   1.575       0.893     1,290,985
                                                                               2007   1.500       1.575     1,426,865
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.086       1.177            --
                                                                               2012   1.048       1.086        47,757
                                                                               2011   1.125       1.048        53,874
                                                                               2010   0.930       1.125       104,602
                                                                               2009   0.691       0.930        95,439
                                                                               2008   1.138       0.691        86,203
                                                                               2007   1.284       1.138        62,624
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.337       1.329        90,796
                                                                               2013   0.977       1.337        94,795
                                                                               2012   0.909       0.977       117,673
                                                                               2011   0.992       0.909       129,132
                                                                               2010   0.763       0.992       189,952
                                                                               2009   0.493       0.763       235,892
                                                                               2008   0.889       0.493       202,538
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.357       1.364       534,975
                                                                               2013   1.085       1.357       881,659
                                                                               2012   0.910       1.085     1,087,181
                                                                               2011   1.009       0.910     1,408,040
                                                                               2010   0.885       1.009     1,863,194
                                                                               2009   0.643       0.885     2,021,514
                                                                               2008   1.099       0.643     2,368,087
                                                                               2007   1.051       1.099     2,003,230
                                                                               2006   0.996       1.051     2,023,762
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.457       1.480       635,327

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.627       1.457        917,957
                                                                          2012   1.512       1.627      1,855,085
                                                                          2011   1.378       1.512      2,109,746
                                                                          2010   1.297       1.378      2,098,955
                                                                          2009   1.113       1.297      2,252,453
                                                                          2008   1.211       1.113      2,367,703
                                                                          2007   1.144       1.211      1,569,337
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.774       1.819      4,133,746
                                                                          2013   1.838       1.774      5,845,680
                                                                          2012   1.709       1.838      7,291,366
                                                                          2011   1.683       1.709      9,605,279
                                                                          2010   1.581       1.683     13,162,946
                                                                          2009   1.419       1.581     15,402,642
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   2.017       2.206        290,650
                                                                          2013   1.540       2.017        350,300
                                                                          2012   1.415       1.540        446,557
                                                                          2011   1.506       1.415        601,950
                                                                          2010   1.317       1.506      1,013,631
                                                                          2009   1.080       1.317      1,161,904
                                                                          2008   1.634       1.080        113,308
                                                                          2007   1.582       1.634        168,994
                                                                          2006   1.471       1.582        138,450
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.177       1.299             --
                                                                          2006   1.118       1.177         40,153
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   2.167       2.230        527,316
                                                                          2013   2.168       2.167        763,614
                                                                          2012   1.974       2.168        973,856
                                                                          2011   1.935       1.974      1,096,580
                                                                          2010   1.753       1.935      1,347,395
                                                                          2009   1.338       1.753      1,657,695
                                                                          2008   1.524       1.338      1,426,678
                                                                          2007   1.452       1.524      1,541,958
                                                                          2006   1.402       1.452      1,525,686
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.474       0.496             --
                                                                          2012   0.430       0.474        121,540
                                                                          2011   0.532       0.430        492,715
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.340       1.494        179,874
                                                                          2013   1.018       1.340        138,355
                                                                          2012   0.877       1.018        400,986
                                                                          2011   0.928       0.877        491,000
                                                                          2010   0.806       0.928        702,276
                                                                          2009   0.692       0.806        862,095
                                                                          2008   1.103       0.692      1,093,023
                                                                          2007   1.078       1.103      1,422,087
                                                                          2006   1.001       1.078      1,233,033
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.920       2.095      3,416,787
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.000       1.048             --
                                                                          2006   0.944       1.000      4,352,178
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.221       1.366        651,362
                                                                          2013   0.925       1.221        904,073
                                                                          2012   0.828       0.925      1,161,912
                                                                          2011   0.840       0.828      1,496,538
                                                                          2010   0.758       0.840      2,254,971
                                                                          2009   0.646       0.758      2,805,731
                                                                          2008   1.047       0.646      3,192,195
                                                                          2007   1.039       1.047      3,636,732
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.569       1.653        305,663
                                                                          2013   1.606       1.569        522,632
                                                                          2012   1.518       1.606        593,320
                                                                          2011   1.447       1.518        715,321
                                                                          2010   1.357       1.447        910,171
                                                                          2009   1.260       1.357      1,064,261
                                                                          2008   1.326       1.260      1,344,394
                                                                          2007   1.267       1.326      1,604,045
                                                                          2006   1.220       1.267      1,759,523

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   0.991       1.062      3,514,758
                                                                        2013   0.750       0.991      4,314,904
                                                                        2012   0.667       0.750      5,425,685
                                                                        2011   0.744       0.667      6,320,831
                                                                        2010   0.631       0.744      9,325,242
                                                                        2009   0.501       0.631     10,463,500
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   1.144       1.126      5,694,614
                                                                        2013   1.163       1.144      7,592,904
                                                                        2012   1.182       1.163      9,538,093
                                                                        2011   1.201       1.182     11,792,542
                                                                        2010   1.220       1.201     14,549,935
                                                                        2009   1.234       1.220     14,178,869
                                                                        2008   1.220       1.234     13,014,582
                                                                        2007   1.180       1.220     14,660,298
                                                                        2006   1.154       1.180      6,642,822
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.431       0.426             --
                                                                        2008   0.733       0.431      2,992,918
                                                                        2007   0.774       0.733      3,506,992
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.467       0.488             --
                                                                        2008   0.861       0.467     11,445,854
                                                                        2007   0.841       0.861     12,975,026
                                                                        2006   0.830       0.841     14,874,357
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.185       1.304             --
                                                                        2012   1.041       1.185      2,144,040
                                                                        2011   1.129       1.041      2,519,901
                                                                        2010   1.002       1.129      3,347,726
                                                                        2009   0.836       1.002      4,103,729
                                                                        2008   1.394       0.836      4,894,415
                                                                        2007   1.361       1.394      5,912,777
                                                                        2006   1.326       1.361      6,819,859
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   0.840       0.918      1,552,136
                                                                        2013   0.643       0.840      1,711,813
                                                                        2012   0.590       0.643      2,169,747
                                                                        2011   0.619       0.590      2,858,784
                                                                        2010   0.546       0.619      3,861,312
                                                                        2009   0.372       0.546      4,750,320
                                                                        2008   0.696       0.372      5,856,671
                                                                        2007   0.587       0.696      6,787,109
                                                                        2006   0.601       0.587      7,572,009
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.930       1.008             --
                                                                        2010   0.817       0.930        535,252
                                                                        2009   0.631       0.817        526,380
                                                                        2008   1.077       0.631        214,053
                                                                        2007   1.060       1.077        719,236
                                                                        2006   1.002       1.060        486,418
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.314       1.351        653,962
                                                                        2013   1.280       1.314      1,084,345
                                                                        2012   1.191       1.280      1,026,275
                                                                        2011   1.172       1.191      1,020,621
                                                                        2010   1.083       1.172      1,602,521
                                                                        2009   0.913       1.083      2,076,436
                                                                        2008   1.083       0.913      1,792,446
                                                                        2007   1.043       1.083      1,310,807
                                                                        2006   1.001       1.043      1,112,268
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.328       1.372        583,436
                                                                        2013   1.217       1.328        772,653
                                                                        2012   1.109       1.217        570,121
                                                                        2011   1.115       1.109        955,302
                                                                        2010   1.016       1.115      1,157,633
                                                                        2009   0.835       1.016      1,676,270
                                                                        2008   1.082       0.835        793,136
                                                                        2007   1.049       1.082        817,000
                                                                        2006   1.002       1.049        707,013
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.325       1.369        928,499

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.141       1.325      1,023,333
                                                                                   2012   1.024       1.141        906,532
                                                                                   2011   1.055       1.024        949,829
                                                                                   2010   0.947       1.055      1,346,917
                                                                                   2009   0.760       0.947      1,316,943
                                                                                   2008   1.083       0.760      2,503,151
                                                                                   2007   1.054       1.083      1,725,021
                                                                                   2006   1.002       1.054      1,504,284
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)...................... 2014   1.304       1.351        270,383
                                                                                   2013   1.066       1.304        309,833
                                                                                   2012   0.939       1.066        264,434
                                                                                   2011   0.991       0.939        350,643
                                                                                   2010   0.878       0.991        486,560
                                                                                   2009   0.691       0.878        518,200
                                                                                   2008   1.083       0.691      1,285,755
                                                                                   2007   1.059       1.083      1,392,440
                                                                                   2006   1.002       1.059      1,143,707
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2014   1.293       1.439      2,418,538
                                                                                   2013   0.998       1.293      2,660,496
                                                                                   2012   0.878       0.998      2,159,798
                                                                                   2011   0.878       0.878      3,088,235
                                                                                   2010   0.779       0.878      4,680,071
                                                                                   2009   0.634       0.779      5,612,153
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.888       2.015      4,093,035
                                                                                   2013   1.616       1.888      4,997,331
                                                                                   2012   1.475       1.616      5,635,912
                                                                                   2011   1.466       1.475      7,169,587
                                                                                   2010   1.356       1.466     10,097,645
                                                                                   2009   1.164       1.356     12,123,071
                                                                                   2008   1.522       1.164     15,181,646
                                                                                   2007   1.485       1.522     18,286,448
                                                                                   2006   1.389       1.485     19,951,864
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   1.957       2.134        815,899
                                                                                   2013   1.465       1.957        984,480
                                                                                   2012   1.276       1.465        477,991
                                                                                   2011   1.286       1.276        545,452
                                                                                   2010   1.172       1.286        661,278
                                                                                   2009   0.986       1.172        814,829
                                                                                   2008   1.485       0.986      1,165,119
                                                                                   2007   1.402       1.485      1,736,513
                                                                                   2006   1.269       1.402      1,480,884
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.987       1.955        119,416
                                                                                   2013   1.591       1.987        143,569
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.478       1.450         12,440
                                                                                   2013   1.185       1.478         37,521
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.641       1.758      2,398,508
                                                                                   2013   1.202       1.641      2,682,995
                                                                                   2012   1.029       1.202      3,665,286
                                                                                   2011   1.060       1.029      4,258,042
                                                                                   2010   0.922       1.060      5,513,451
                                                                                   2009   0.655       0.922      6,382,276
                                                                                   2008   1.148       0.655      7,419,349
                                                                                   2007   1.069       1.148      9,165,172
                                                                                   2006   0.998       1.069     10,579,672
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.819       1.909        165,167
                                                                                   2013   1.282       1.819        193,701
                                                                                   2012   1.124       1.282        292,931
                                                                                   2011   1.126       1.124        447,604
                                                                                   2010   0.849       1.126        519,706
                                                                                   2009   0.623       0.849        734,968
                                                                                   2008   0.947       0.623        868,340
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.201             --
                                                                                   2006   1.089       1.157         40,015
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.209       1.225         56,270

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2013   1.235       1.209         49,114
                                                                         2012   1.213       1.235         49,155
                                                                         2011   1.166       1.213         63,308
                                                                         2010   1.118       1.166         49,117
                                                                         2009   1.087       1.118        144,384
                                                                         2008   1.107       1.087        191,075
                                                                         2007   1.077       1.107         14,135
                                                                         2006   1.040       1.077         14,817
 MSF WMC Balanced Subaccount (Class A) (5/09)........................... 2014   1.557       1.695         38,428
                                                                         2013   1.312       1.557         35,447
                                                                         2012   1.187       1.312         57,836
                                                                         2011   1.162       1.187        115,860
                                                                         2010   1.077       1.162          8,371
                                                                         2009   0.928       1.077          8,371
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).......... 2014   1.270       1.382         82,203
                                                                         2013   0.965       1.270        118,127
                                                                         2012   0.869       0.965        173,787
                                                                         2011   0.920       0.869        195,975
                                                                         2010   0.835       0.920        271,319
                                                                         2009   0.643       0.835        304,053
                                                                         2008   1.041       0.643        398,932
Money Market Portfolio
 Money Market Subaccount (10/97)........................................ 2006   1.144       1.154             --
                                                                         2005   1.129       1.144      4,038,812
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)......... 2006   1.116       1.179             --
                                                                         2005   1.072       1.116             --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.117       1.139             --
                                                                         2006   1.127       1.117      1,646,826
                                                                         2005   1.122       1.127      1,943,173
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.369       1.415             --
                                                                         2008   1.328       1.369     20,481,793
                                                                         2007   1.241       1.328     16,202,664
                                                                         2006   1.214       1.241     17,462,919
                                                                         2005   1.204       1.214     18,837,391
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.961       0.891             --
                                                                         2007   0.885       0.961        431,802
                                                                         2006   0.810       0.885        292,187
                                                                         2005   0.767       0.810        255,047
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.393       1.508             --
                                                                         2006   1.108       1.393      1,534,820
                                                                         2005   1.003       1.108      1,309,765
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.945       2.077             --
                                                                         2006   1.685       1.945      2,646,206
                                                                         2005   1.599       1.685      3,119,134
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)................... 2006   0.923       0.982             --
                                                                         2005   0.862       0.923      1,216,377
 Travelers Convertible Securities Subaccount (5/00)..................... 2006   1.177       1.255             --
                                                                         2005   1.192       1.177      1,466,983
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).................. 2006   1.390       1.518             --
                                                                         2005   1.256       1.390        883,323
 Travelers Equity Income Subaccount (11/99)............................. 2006   1.262       1.326             --
                                                                         2005   1.228       1.262      8,206,758
 Travelers Federated High Yield Subaccount (5/00)....................... 2006   1.263       1.295             --
                                                                         2005   1.252       1.263      1,000,898
 Travelers Federated Stock Subaccount (5/00)............................ 2006   1.175       1.217             --
                                                                         2005   1.134       1.175        457,087
 Travelers Large Cap Subaccount (11/99)................................. 2006   0.805       0.830             --
                                                                         2005   0.753       0.805      5,864,952

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145             --
                                                                                     2005   1.000       1.077             --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.031       1.035             --
                                                                                     2005   1.000       1.031        502,841
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083             --
                                                                                     2005   1.000       1.046        436,664
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.065       1.111             --
                                                                                     2005   1.000       1.065        293,220
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.058             --
                                                                                     2005   1.000       1.037        642,758
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.889       0.944             --
                                                                                     2005   0.806       0.889      4,577,364
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.568       0.601             --
                                                                                     2005   0.560       0.568     10,189,569
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.346       1.389             --
                                                                                     2005   1.328       1.346     21,108,886
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.174       1.269             --
                                                                                     2005   1.121       1.174        514,207
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.910       1.046             --
                                                                                     2005   0.845       0.910      1,873,717
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.386       1.471             --
                                                                                     2005   1.329       1.386         69,580
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.062       1.118             --
                                                                                     2005   1.000       1.062         24,552
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.388       1.402             --
                                                                                     2005   1.360       1.388      1,402,932
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.231       1.220             --
                                                                                     2005   1.231       1.231      2,135,778
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   0.732       0.764             --
                                                                                     2005   0.729       0.732     12,753,021
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.136       1.307             --
                                                                                     2005   1.000       1.136             --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.108       1.271             --
                                                                                     2005   1.000       1.108             --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.079       1.040             --
                                                                                     2005   1.051       1.079         87,603
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.581       1.701             --
                                                                                     2013   1.353       1.581             --
                                                                                     2012   1.242       1.353             --
                                                                                     2011   1.262       1.242             --
                                                                                     2010   1.144       1.262         44,753
                                                                                     2009   0.946       1.144         44,131
                                                                                     2008   1.285       0.946         42,004
                                                                                     2007   1.178       1.285             --
                                                                                     2006   1.111       1.178             --
                                                                                     2005   1.082       1.111             --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   0.765       0.742             --
                                                                                     2008   1.210       0.765        822,646
                                                                                     2007   1.259       1.210        889,856
                                                                                     2006   1.102       1.259      1,079,018
                                                                                     2005   1.076       1.102      1,204,440
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2009   0.549       0.563             --
                                                                                     2008   0.980       0.549         46,936
                                                                                     2007   0.886       0.980         79,270
                                                                                     2006   0.843       0.886         60,356
                                                                                     2005   0.794       0.843         56,833

                              PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.080       1.156            --
                                                                              2006   1.000       1.080            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   1.204       1.265            --
                                                                              2005   1.159       1.204            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   1.318       1.288            --
                                                                              2005   1.167       1.318       140,844
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.552       2.568       703,818
                                                                              2013   2.008       2.552     1,001,328
                                                                              2012   1.666       2.008     1,174,752
                                                                              2011   1.859       1.666     1,190,861
                                                                              2010   1.691       1.859     1,322,368
                                                                              2009   1.208       1.691     1,409,950
                                                                              2008   1.994       1.208     1,248,749
                                                                              2007   1.765       1.994     1,703,408
                                                                              2006   1.490       1.765     1,377,710
                                                                              2005   1.328       1.490     1,269,425
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   2.150       2.294     1,735,399
                                                                              2013   1.680       2.150     2,408,596
                                                                              2012   1.449       1.680     2,702,205
                                                                              2011   1.539       1.449     3,176,134
                                                                              2010   1.318       1.539     3,548,444
                                                                              2009   0.961       1.318     3,819,658
                                                                              2008   1.744       0.961     4,060,006
                                                                              2007   1.578       1.744     4,041,394
                                                                              2006   1.456       1.578     4,108,110
                                                                              2005   1.274       1.456     3,641,370
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.926       2.096     1,464,555
                                                                              2013   1.467       1.926     1,872,500
                                                                              2012   1.270       1.467     2,184,533
                                                                              2011   1.315       1.270     2,378,223
                                                                              2010   1.199       1.315     2,449,076
                                                                              2009   0.929       1.199     2,668,778
                                                                              2008   1.520       0.929     2,751,588
                                                                              2007   1.471       1.520     3,597,597
                                                                              2006   1.298       1.471     3,758,451
                                                                              2005   1.247       1.298     3,880,808
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   1.567       1.551            --
                                                                              2005   1.348       1.567        25,906
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   2.470       2.588            --
                                                                              2006   1.895       2.470            --
                                                                              2005   1.506       1.895            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   1.560       2.035            --
                                                                              2005   1.480       1.560        90,922
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.427       1.365            --
                                                                              2007   1.354       1.427            --
                                                                              2006   1.182       1.354            --
                                                                              2005   1.151       1.182            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   1.171       1.105            --
                                                                              2007   1.338       1.171            --
                                                                              2006   1.311       1.338            --
                                                                              2005   1.260       1.311            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.308       1.422            --
                                                                              2005   1.207       1.308            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.305       1.454            --
                                                                              2005   1.205       1.305       127,439
Fidelity(Reg. TM) Variable Insurance Products

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.283       2.507            --
                                                                                      2013   1.772       2.283            --
                                                                                      2012   1.552       1.772            --
                                                                                      2011   1.623       1.552            --
                                                                                      2010   1.411       1.623            --
                                                                                      2009   1.059       1.411            --
                                                                                      2008   1.878       1.059            --
                                                                                      2007   1.628       1.878            --
                                                                                      2006   1.485       1.628            --
                                                                                      2005   1.294       1.485            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.152       2.343            --
                                                                                      2013   1.583       2.152            --
                                                                                      2012   1.316       1.583            --
                                                                                      2011   1.376       1.316            --
                                                                                      2010   1.186       1.376            --
                                                                                      2009   0.888       1.186            --
                                                                                      2008   1.539       0.888            --
                                                                                      2007   1.466       1.539            --
                                                                                      2006   1.309       1.466            --
                                                                                      2005   1.103       1.309            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.922       3.047       298,908
                                                                                      2013   2.186       2.922       501,441
                                                                                      2012   1.940       2.186       621,296
                                                                                      2011   2.213       1.940       637,041
                                                                                      2010   1.749       2.213       756,470
                                                                                      2009   1.273       1.749       740,425
                                                                                      2008   2.142       1.273       796,222
                                                                                      2007   1.889       2.142       974,757
                                                                                      2006   1.708       1.889     1,016,017
                                                                                      2005   1.471       1.708       857,743
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.348       1.570            --
                                                                                      2005   1.240       1.348       361,804
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.104       2.824            --
                                                                                      2007   2.451       3.104       342,033
                                                                                      2006   1.945       2.451       275,185
                                                                                      2005   1.552       1.945       241,567
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   2.104       1.839       337,829
                                                                                      2013   1.739       2.104       533,035
                                                                                      2012   1.495       1.739       710,239
                                                                                      2011   1.701       1.495       883,020
                                                                                      2010   1.595       1.701     1,182,589
                                                                                      2009   1.184       1.595     1,283,412
                                                                                      2008   2.018       1.184     1,368,294
                                                                                      2007   1.777       2.018     1,464,184
                                                                                      2006   1.488       1.777     1,458,896
                                                                                      2005   1.373       1.488     1,246,441
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.421       1.703            --
                                                                                      2005   1.327       1.421       252,895
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.064       1.088            --
                                                                                      2005   1.068       1.064            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.217       1.256            --
                                                                                      2005   1.149       1.217            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.500       1.521            --
                                                                                      2009   1.214       1.500            --
                                                                                      2008   1.739       1.214            --
                                                                                      2007   1.453       1.739            --
                                                                                      2006   1.389       1.453            --
                                                                                      2005   1.257       1.389            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   1.523       1.435            --
                                                                                      2007   1.416       1.523            --
                                                                                      2006   1.221       1.416            --
                                                                                      2005   1.176       1.221            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   1.723       1.844            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   1.408       1.723            --
                                                                                  2009   0.912       1.408            --
                                                                                  2008   1.655       0.912            --
                                                                                  2007   1.383       1.655            --
                                                                                  2006   1.304       1.383            --
                                                                                  2005   1.188       1.304            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.358       1.524            --
                                                                                  2005   1.328       1.358       269,569
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.357       2.791       325,759
                                                                                  2013   1.621       2.357       568,608
                                                                                  2012   1.388       1.621       747,284
                                                                                  2011   1.377       1.388       819,601
                                                                                  2010   1.120       1.377       747,888
                                                                                  2009   0.846       1.120       902,851
                                                                                  2008   1.444       0.846     1,116,912
                                                                                  2007   1.498       1.444     1,292,103
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.815       1.824            --
                                                                                  2013   1.396       1.815       179,474
                                                                                  2012   1.235       1.396       202,059
                                                                                  2011   1.338       1.235       221,706
                                                                                  2010   1.167       1.338       269,097
                                                                                  2009   0.917       1.167       313,598
                                                                                  2008   1.470       0.917       501,554
                                                                                  2007   1.535       1.470       615,753
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.019       2.204       148,033
                                                                                  2013   1.579       2.019       636,891
                                                                                  2012   1.384       1.579       773,787
                                                                                  2011   1.372       1.384       790,591
                                                                                  2010   1.238       1.372       955,898
                                                                                  2009   1.031       1.238     1,074,189
                                                                                  2008   1.482       1.031       710,344
                                                                                  2007   1.433       1.482       733,320
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.866       2.092       102,756
                                                                                  2013   1.376       1.866       161,488
                                                                                  2012   1.162       1.376       192,494
                                                                                  2011   1.189       1.162       262,747
                                                                                  2010   1.101       1.189       285,865
                                                                                  2009   0.786       1.101       307,766
                                                                                  2008   1.274       0.786       361,446
                                                                                  2007   1.273       1.274       420,430
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.998       2.196        95,013
                                                                                  2013   1.535       1.998       166,982
                                                                                  2012   1.339       1.535       175,161
                                                                                  2011   1.297       1.339       178,074
                                                                                  2010   1.205       1.297       188,016
                                                                                  2009   0.984       1.205       199,006
                                                                                  2008   1.554       0.984       211,895
                                                                                  2007   1.520       1.554       216,953
                                                                                  2006   1.307       1.520       218,192
                                                                                  2005   1.247       1.307       154,459
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.968       3.038        83,521
                                                                                  2013   2.052       2.968       201,372
                                                                                  2012   1.747       2.052       202,360
                                                                                  2011   1.752       1.747       235,231
                                                                                  2010   1.422       1.752       252,580
                                                                                  2009   1.013       1.422       253,693
                                                                                  2008   1.737       1.013       254,100
                                                                                  2007   1.605       1.737       271,036
                                                                                  2006   1.447       1.605       265,095
                                                                                  2005   1.402       1.447       331,202
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.904       0.880            --
                                                                                  2008   1.470       0.904       401,442
                                                                                  2007   1.425       1.470       407,954
                                                                                  2006   1.258       1.425       491,224
                                                                                  2005   1.227       1.258       669,441

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.982       0.970            --
                                                                               2010   0.915       0.982       152,068
                                                                               2009   0.792       0.915       172,545
                                                                               2008   1.021       0.792       173,637
                                                                               2007   1.025       1.021       175,761
                                                                               2006   1.001       1.025       205,715
                                                                               2005   0.994       1.001       206,704
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.485       1.557            --
                                                                               2006   1.278       1.485       117,900
                                                                               2005   1.248       1.278       118,349
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.221       1.272            --
                                                                               2006   1.191       1.221            --
                                                                               2005   1.151       1.191            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.453       1.505            --
                                                                               2006   1.330       1.453            --
                                                                               2005   1.231       1.330            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.354       1.414            --
                                                                               2006   1.225       1.354            --
                                                                               2005   1.201       1.225            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.483       1.541            --
                                                                               2006   1.286       1.483       404,874
                                                                               2005   1.266       1.286       359,892
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.660       1.830            --
                                                                               2006   1.504       1.660       675,252
                                                                               2005   1.413       1.504       656,322
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.099       1.134            --
                                                                               2005   1.076       1.099            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.613       1.554            --
                                                                               2007   1.546       1.613            --
                                                                               2006   1.624       1.546            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *...................... 2014   2.028       2.065            --
                                                                               2013   1.876       2.028            --
                                                                               2012   1.631       1.876            --
                                                                               2011   1.616       1.631            --
                                                                               2010   1.414       1.616            --
                                                                               2009   0.975       1.414            --
                                                                               2008   1.307       0.975            --
                                                                               2007   1.293       1.307            --
                                                                               2006   1.227       1.293            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.055       1.180       134,495
                                                                               2013   1.034       1.055       332,283
                                                                               2012   0.832       1.034       433,657
                                                                               2011   0.893       0.832       468,691
                                                                               2010   0.781       0.893       302,592
                                                                               2009   0.588       0.781       161,704
                                                                               2008   1.022       0.588       152,392
                                                                               2007   1.220       1.022       168,839
                                                                               2006   1.003       1.220       165,895
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   2.479       2.582            --
                                                                               2013   1.952       2.479       167,610
                                                                               2012   1.616       1.952       170,867
                                                                               2011   1.773       1.616       206,660
                                                                               2010   1.643       1.773       210,338
                                                                               2009   1.166       1.643       137,885
                                                                               2008   2.039       1.166       128,370
                                                                               2007   1.589       2.039        43,850
                                                                               2006   1.551       1.589        25,900
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   2.574       2.895        33,911

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2014   2.491       2.315       131,436
                                                                            2013   1.936       2.491       261,849
                                                                            2012   1.520       1.936       286,550
                                                                            2011   1.797       1.520       317,444
                                                                            2010   1.566       1.797       202,422
                                                                            2009   1.024       1.566       201,237
                                                                            2008   1.756       1.024       212,512
                                                                            2007   1.801       1.756       215,508
                                                                            2006   1.635       1.801       181,720
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   1.982       2.131            --
                                                                            2013   1.488       1.982            --
                                                                            2012   1.277       1.488            --
                                                                            2011   1.317       1.277            --
                                                                            2010   1.166       1.317            --
                                                                            2009   0.935       1.166            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2014   1.344       1.450       386,661
                                                                            2013   1.049       1.344       569,249
                                                                            2012   0.930       1.049       689,630
                                                                            2011   0.981       0.930       787,556
                                                                            2010   0.795       0.981       900,899
                                                                            2009   0.639       0.795       955,598
                                                                            2008   1.060       0.639       970,771
                                                                            2007   1.072       1.060       991,947
                                                                            2006   1.015       1.072            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2014   2.214       2.356         6,985
                                                                            2013   1.602       2.214        76,411
                                                                            2012   1.374       1.602       147,627
                                                                            2011   1.409       1.374       165,881
                                                                            2010   1.133       1.409         8,576
                                                                            2009   0.858       1.133         8,588
                                                                            2008   1.421       0.858         8,601
                                                                            2007   1.297       1.421        20,188
                                                                            2006   1.307       1.297        15,030
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2014   1.909       1.965        23,751
                                                                            2013   1.456       1.909        62,710
                                                                            2012   1.280       1.456        59,003
                                                                            2011   1.448       1.280        74,480
                                                                            2010   1.232       1.448        52,782
                                                                            2009   0.970       1.232        40,798
                                                                            2008   1.319       0.970        37,041
                                                                            2007   1.354       1.319        29,797
                                                                            2006   1.271       1.354       105,120
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.922       0.912            --
                                                                            2008   1.253       0.922            --
                                                                            2007   1.198       1.253            --
                                                                            2006   1.134       1.198            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   1.970       2.037            --
                                                                            2013   1.852       1.970            --
                                                                            2012   1.663       1.852            --
                                                                            2011   1.613       1.663            --
                                                                            2010   1.449       1.613            --
                                                                            2009   1.074       1.449            --
                                                                            2008   1.338       1.074            --
                                                                            2007   1.273       1.338            --
                                                                            2006   1.216       1.273            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.833       0.792            --
                                                                            2008   1.476       0.833         3,946
                                                                            2007   1.341       1.476            --
                                                                            2006   1.358       1.341        39,690
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............. 2014   1.254       1.296        39,116
                                                                            2013   0.984       1.254        43,677
                                                                            2012   0.857       0.984        48,825
                                                                            2011   1.003       0.857        48,825
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................ 2014   1.345       1.345       252,187

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.032       1.345       316,022
                                                                               2012   0.889       1.032       361,777
                                                                               2011   0.993       0.889       420,484
                                                                               2010   0.842       0.993       691,241
                                                                               2009   0.677       0.842       646,395
                                                                               2008   0.981       0.677       767,651
                                                                               2007   1.028       0.981       827,713
                                                                               2006   1.003       1.028       651,068
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.540       2.342            --
                                                                               2013   2.712       2.540            --
                                                                               2012   2.315       2.712            --
                                                                               2011   2.885       2.315            --
                                                                               2010   2.365       2.885            --
                                                                               2009   1.421       2.365            --
                                                                               2008   3.239       1.421            --
                                                                               2007   2.571       3.239            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.295       2.152       372,936
                                                                               2008   2.828       1.295       363,195
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.014       1.843         4,637
                                                                               2013   1.717       2.014        28,109
                                                                               2012   1.495       1.717        28,109
                                                                               2011   1.703       1.495        38,815
                                                                               2010   1.554       1.703        38,818
                                                                               2009   1.201       1.554        38,820
                                                                               2008   2.118       1.201        38,823
                                                                               2007   2.017       2.118         9,253
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.082       1.172            --
                                                                               2012   1.045       1.082            --
                                                                               2011   1.121       1.045            --
                                                                               2010   0.928       1.121            --
                                                                               2009   0.690       0.928            --
                                                                               2008   1.137       0.690            --
                                                                               2007   1.283       1.137            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   2.071       2.058            --
                                                                               2013   1.514       2.071            --
                                                                               2012   1.409       1.514            --
                                                                               2011   1.539       1.409            --
                                                                               2010   1.184       1.539            --
                                                                               2009   0.766       1.184            --
                                                                               2008   1.380       0.766            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.352       1.358       970,307
                                                                               2013   1.081       1.352     1,263,849
                                                                               2012   0.907       1.081       615,103
                                                                               2011   1.007       0.907       633,947
                                                                               2010   0.883       1.007       553,397
                                                                               2009   0.642       0.883       612,070
                                                                               2008   1.098       0.642       671,324
                                                                               2007   1.051       1.098       728,696
                                                                               2006   0.996       1.051       744,594
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.451       1.473       358,954
                                                                               2013   1.621       1.451       508,084
                                                                               2012   1.508       1.621       624,997
                                                                               2011   1.375       1.508       685,473
                                                                               2010   1.294       1.375       422,293
                                                                               2009   1.111       1.294       520,068
                                                                               2008   1.210       1.111       487,269
                                                                               2007   1.143       1.210       625,341
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.553       1.591     1,044,965
                                                                               2013   1.609       1.553     1,401,337
                                                                               2012   1.497       1.609     2,595,644
                                                                               2011   1.475       1.497     2,719,271
                                                                               2010   1.387       1.475     3,023,711
                                                                               2009   1.245       1.387     3,127,851
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.864       2.038        39,530

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.424       1.864        39,726
                                                                          2012   1.309       1.424        39,784
                                                                          2011   1.394       1.309        40,861
                                                                          2010   1.220       1.394        40,896
                                                                          2009   1.001       1.220        46,707
                                                                          2008   1.515       1.001        31,455
                                                                          2007   1.467       1.515        43,874
                                                                          2006   1.365       1.467        44,384
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.176       1.298            --
                                                                          2006   1.117       1.176            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.870       1.924       231,353
                                                                          2013   1.872       1.870       396,755
                                                                          2012   1.705       1.872       526,919
                                                                          2011   1.673       1.705       605,424
                                                                          2010   1.516       1.673       617,097
                                                                          2009   1.158       1.516       712,133
                                                                          2008   1.319       1.158       716,164
                                                                          2007   1.258       1.319       773,974
                                                                          2006   1.214       1.258       773,808
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.636       1.709            --
                                                                          2012   1.484       1.636            --
                                                                          2011   1.836       1.484            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.335       1.487            --
                                                                          2013   1.014       1.335            --
                                                                          2012   0.874       1.014            --
                                                                          2011   0.926       0.874            --
                                                                          2010   0.804       0.926            --
                                                                          2009   0.691       0.804            --
                                                                          2008   1.102       0.691            --
                                                                          2007   1.077       1.102            --
                                                                          2006   1.001       1.077            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.827       1.992       145,040
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.541       1.616            --
                                                                          2006   1.456       1.541       104,440
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.097        19,024
                                                                          2013   1.422       1.877        42,894
                                                                          2012   1.274       1.422        45,771
                                                                          2011   1.292       1.274        77,665
                                                                          2010   1.167       1.292       118,299
                                                                          2009   0.995       1.167       117,215
                                                                          2008   1.614       0.995       115,104
                                                                          2007   1.602       1.614       106,472
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.322       1.393            --
                                                                          2013   1.354       1.322            --
                                                                          2012   1.280       1.354            --
                                                                          2011   1.222       1.280            --
                                                                          2010   1.146       1.222            --
                                                                          2009   1.065       1.146            --
                                                                          2008   1.121       1.065            --
                                                                          2007   1.072       1.121            --
                                                                          2006   1.032       1.072            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.605       1.719        82,629
                                                                          2013   1.216       1.605       100,733
                                                                          2012   1.081       1.216        92,558
                                                                          2011   1.206       1.081        49,551
                                                                          2010   1.024       1.206        49,572
                                                                          2009   0.813       1.024        49,580
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.998       0.982            --
                                                                          2013   1.015       0.998            --
                                                                          2012   1.032       1.015            --
                                                                          2011   1.049       1.032            --
                                                                          2010   1.067       1.049            --
                                                                          2009   1.080       1.067            --
                                                                          2008   1.067       1.080            --
                                                                          2007   1.033       1.067            --
                                                                          2006   1.010       1.033            --

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.755       0.746            --
                                                                        2008   1.284       0.755         1,778
                                                                        2007   1.356       1.284        55,022
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.730       0.762            --
                                                                        2008   1.345       0.730        44,258
                                                                        2007   1.316       1.345        44,275
                                                                        2006   1.299       1.316        44,291
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.179       1.297            --
                                                                        2012   1.036       1.179       220,837
                                                                        2011   1.124       1.036       232,510
                                                                        2010   0.998       1.124        94,530
                                                                        2009   0.834       0.998       106,973
                                                                        2008   1.390       0.834       115,629
                                                                        2007   1.357       1.390       133,544
                                                                        2006   1.324       1.357       140,510
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.898       2.073        42,325
                                                                        2013   1.454       1.898        72,066
                                                                        2012   1.334       1.454        72,913
                                                                        2011   1.400       1.334        92,765
                                                                        2010   1.236       1.400        93,941
                                                                        2009   0.842       1.236       104,335
                                                                        2008   1.577       0.842       112,552
                                                                        2007   1.332       1.577        90,005
                                                                        2006   1.365       1.332       101,958
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.928       1.006            --
                                                                        2010   0.816       0.928        48,825
                                                                        2009   0.631       0.816        48,825
                                                                        2008   1.077       0.631        48,825
                                                                        2007   1.060       1.077        48,825
                                                                        2006   1.002       1.060        48,825
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.309       1.345       151,956
                                                                        2013   1.276       1.309       149,506
                                                                        2012   1.188       1.276       166,035
                                                                        2011   1.170       1.188       204,724
                                                                        2010   1.081       1.170       205,350
                                                                        2009   0.911       1.081       226,934
                                                                        2008   1.082       0.911       246,430
                                                                        2007   1.042       1.082            --
                                                                        2006   1.001       1.042            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.323       1.366        61,769
                                                                        2013   1.213       1.323       390,378
                                                                        2012   1.106       1.213       626,817
                                                                        2011   1.113       1.106       544,679
                                                                        2010   1.014       1.113       606,605
                                                                        2009   0.834       1.014       206,419
                                                                        2008   1.081       0.834        53,242
                                                                        2007   1.049       1.081       310,756
                                                                        2006   1.002       1.049       310,793
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.320       1.363        48,382
                                                                        2013   1.137       1.320        42,981
                                                                        2012   1.021       1.137        19,772
                                                                        2011   1.052       1.021        22,128
                                                                        2010   0.945       1.052       134,723
                                                                        2009   0.759       0.945       137,315
                                                                        2008   1.082       0.759       124,701
                                                                        2007   1.054       1.082       127,919
                                                                        2006   1.002       1.054       251,750
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2014   1.299       1.345       130,621
                                                                        2013   1.062       1.299       130,651
                                                                        2012   0.936       1.062       130,684
                                                                        2011   0.989       0.936        19,709
                                                                        2010   0.877       0.989        33,273
                                                                        2009   0.690       0.877        68,923
                                                                        2008   1.082       0.690       125,332
                                                                        2007   1.059       1.082       148,318
                                                                        2006   1.002       1.059       165,906
 MSF MetLife Stock Index Subaccount (Class B) (5/09)................... 2014   1.853       2.061       292,433

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.430       1.853       447,626
                                                                                   2012   1.260       1.430       368,526
                                                                                   2011   1.260       1.260       374,377
                                                                                   2010   1.119       1.260       362,334
                                                                                   2009   0.910       1.119       783,063
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2014   1.677       1.788       713,136
                                                                                   2013   1.435       1.677       997,446
                                                                                   2012   1.310       1.435       978,527
                                                                                   2011   1.303       1.310     1,041,729
                                                                                   2010   1.206       1.303     1,159,374
                                                                                   2009   1.036       1.206     1,574,613
                                                                                   2008   1.356       1.036     1,536,518
                                                                                   2007   1.323       1.356     1,542,317
                                                                                   2006   1.238       1.323     1,567,780
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.206       2.404            --
                                                                                   2013   1.652       2.206            --
                                                                                   2012   1.440       1.652            --
                                                                                   2011   1.452       1.440            --
                                                                                   2010   1.325       1.452            --
                                                                                   2009   1.115       1.325            --
                                                                                   2008   1.482       1.115            --
                                                                                   2007   1.400       1.482       185,256
                                                                                   2006   1.267       1.400       185,697
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.117       2.083            --
                                                                                   2013   1.696       2.117            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.635       1.750       135,946
                                                                                   2013   1.198       1.635       176,651
                                                                                   2012   1.026       1.198       181,102
                                                                                   2011   1.057       1.026       198,226
                                                                                   2010   0.921       1.057       202,757
                                                                                   2009   0.654       0.921       218,960
                                                                                   2008   1.147       0.654       168,589
                                                                                   2007   1.068       1.147       251,420
                                                                                   2006   0.998       1.068       158,753
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.120       2.224            --
                                                                                   2013   1.495       2.120            --
                                                                                   2012   1.311       1.495            --
                                                                                   2011   1.314       1.311            --
                                                                                   2010   0.992       1.314            --
                                                                                   2009   0.727       0.992            --
                                                                                   2008   1.107       0.727            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.156       1.200            --
                                                                                   2006   1.088       1.156            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.203       1.218            --
                                                                                   2013   1.230       1.203            --
                                                                                   2012   1.208       1.230            --
                                                                                   2011   1.162       1.208            --
                                                                                   2010   1.115       1.162            --
                                                                                   2009   1.085       1.115            --
                                                                                   2008   1.105       1.085            --
                                                                                   2007   1.075       1.105            --
                                                                                   2006   1.039       1.075            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.550       1.685            --
                                                                                   2013   1.307       1.550            --
                                                                                   2012   1.182       1.307            --
                                                                                   2011   1.158       1.182            --
                                                                                   2010   1.073       1.158            --
                                                                                   2009   0.926       1.073            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.654       1.800            --
                                                                                   2013   1.258       1.654            --
                                                                                   2012   1.133       1.258            --
                                                                                   2011   1.200       1.133            --
                                                                                   2010   1.089       1.200            --
                                                                                   2009   0.839       1.089            --
                                                                                   2008   1.360       0.839            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.002       1.010            --

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   0.990       1.002            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)..................... 2006   1.115       1.178            --
                                                                                     2005   1.072       1.115            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.116       1.139            --
                                                                                     2006   1.127       1.116       579,755
                                                                                     2005   1.122       1.127       509,932
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.202       1.241            --
                                                                                     2008   1.166       1.202     3,092,897
                                                                                     2007   1.090       1.166     2,695,982
                                                                                     2006   1.067       1.090     2,410,129
                                                                                     2005   1.059       1.067     1,950,998
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.493       1.385            --
                                                                                     2007   1.376       1.493            --
                                                                                     2006   1.259       1.376            --
                                                                                     2005   1.193       1.259            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.874       2.028            --
                                                                                     2006   1.491       1.874            --
                                                                                     2005   1.351       1.491            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.868       1.994            --
                                                                                     2006   1.619       1.868       162,903
                                                                                     2005   1.537       1.619       153,505
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.276       1.358            --
                                                                                     2005   1.193       1.276        45,298
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.141       1.216            --
                                                                                     2005   1.155       1.141            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.487       1.624            --
                                                                                     2005   1.345       1.487            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.260       1.324            --
                                                                                     2005   1.226       1.260       119,356
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.197       1.227            --
                                                                                     2005   1.186       1.197            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.293       1.339            --
                                                                                     2005   1.248       1.293            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.260       1.299            --
                                                                                     2005   1.179       1.260        39,091
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.077       1.145            --
                                                                                     2005   1.000       1.077        42,718
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.030       1.034            --
                                                                                     2005   1.000       1.030            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.046       1.083            --
                                                                                     2005   1.000       1.046       228,625
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.064       1.110            --
                                                                                     2005   1.000       1.064       206,728
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.037       1.057            --
                                                                                     2005   1.000       1.037         3,439
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.371       1.456            --
                                                                                     2005   1.244       1.371       103,469
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.290       1.365            --
                                                                                     2005   1.272       1.290        84,153
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.200       1.238            --
                                                                                     2005   1.185       1.200     1,487,520
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.173       1.267            --
                                                                                     2005   1.120       1.173       186,104

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Mondrian International Stock Subaccount (5/00)................ 2006   1.423       1.635            --
                                                                          2005   1.321       1.423       189,242
 Travelers Pioneer Fund Subaccount (5/03)................................ 2006   1.286       1.365            --
                                                                          2005   1.234       1.286        44,869
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.062       1.117            --
                                                                          2005   1.000       1.062            --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.203       1.214            --
                                                                          2005   1.179       1.203       787,662
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.042       1.032            --
                                                                          2005   1.042       1.042            --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.217       1.270            --
                                                                          2005   1.213       1.217         5,336
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.135       1.307            --
                                                                          2005   1.000       1.135            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.271            --
                                                                          2005   1.000       1.108            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.078       1.039            --
                                                                          2005   1.051       1.078            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.573       1.692            --
                                                                          2013   1.347       1.573            --
                                                                          2012   1.237       1.347            --
                                                                          2011   1.258       1.237            --
                                                                          2010   1.141       1.258            --
                                                                          2009   0.944       1.141            --
                                                                          2008   1.283       0.944            --
                                                                          2007   1.176       1.283            --
                                                                          2006   1.110       1.176            --
                                                                          2005   1.081       1.110            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.932       1.177            --
                                                                          2008   1.476       0.932            --
                                                                          2007   1.537       1.476            --
                                                                          2006   1.346       1.537            --
                                                                          2005   1.314       1.346            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.800       0.819            --
                                                                          2008   1.428       0.800            --
                                                                          2007   1.291       1.428            --
                                                                          2006   1.229       1.291            --
                                                                          2005   1.158       1.229            --







                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.154            --
                                                                         2006   1.000       1.078        17,348
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.276       1.339            --
                                                                         2005   1.229       1.276        12,608
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.378       1.345            --
                                                                         2005   1.222       1.378       369,758
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.765       2.778       106,667

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   2.179       2.765       165,430
                                                                                      2012   1.810       2.179       220,175
                                                                                      2011   2.023       1.810       329,576
                                                                                      2010   1.843       2.023       478,984
                                                                                      2009   1.319       1.843       558,657
                                                                                      2008   2.180       1.319       584,698
                                                                                      2007   1.932       2.180       622,106
                                                                                      2006   1.634       1.932       617,909
                                                                                      2005   1.458       1.634       431,210
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.375       2.531       799,815
                                                                                      2013   1.859       2.375       933,397
                                                                                      2012   1.605       1.859     1,305,263
                                                                                      2011   1.708       1.605     1,562,954
                                                                                      2010   1.465       1.708     1,838,494
                                                                                      2009   1.070       1.465     2,248,028
                                                                                      2008   1.944       1.070     2,515,370
                                                                                      2007   1.762       1.944     2,516,467
                                                                                      2006   1.628       1.762     2,848,983
                                                                                      2005   1.426       1.628     2,717,507
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.087       2.268       801,114
                                                                                      2013   1.592       2.087       943,156
                                                                                      2012   1.380       1.592     1,198,046
                                                                                      2011   1.431       1.380     1,672,161
                                                                                      2010   1.308       1.431     2,101,729
                                                                                      2009   1.014       1.308     2,407,240
                                                                                      2008   1.662       1.014     2,518,401
                                                                                      2007   1.611       1.662     2,773,760
                                                                                      2006   1.424       1.611     2,806,004
                                                                                      2005   1.370       1.424     2,866,958
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.619       1.601            --
                                                                                      2005   1.395       1.619       257,067
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.766       2.896            --
                                                                                      2006   2.125       2.766            --
                                                                                      2005   1.691       2.125            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.798       2.342            --
                                                                                      2005   1.708       1.798       244,175
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.471       1.407            --
                                                                                      2007   1.398       1.471        52,601
                                                                                      2006   1.222       1.398        56,433
                                                                                      2005   1.192       1.222       102,633
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.278       1.205            --
                                                                                      2007   1.463       1.278        96,224
                                                                                      2006   1.435       1.463       152,842
                                                                                      2005   1.381       1.435       194,212
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.304       1.417            --
                                                                                      2005   1.205       1.304        29,277
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.301       1.449            --
                                                                                      2005   1.203       1.301        25,709
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.456       2.693        79,041
                                                                                      2013   1.910       2.456        88,373
                                                                                      2012   1.674       1.910       162,436
                                                                                      2011   1.753       1.674       231,471
                                                                                      2010   1.527       1.753       294,418
                                                                                      2009   1.148       1.527       347,197
                                                                                      2008   2.039       1.148       350,362
                                                                                      2007   1.770       2.039       379,275
                                                                                      2006   1.617       1.770       404,842
                                                                                      2005   1.411       1.617       385,608
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.240       2.435         7,836

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2013   1.650       2.240         8,617
                                                                            2012   1.374       1.650         9,476
                                                                            2011   1.439       1.374        12,948
                                                                            2010   1.242       1.439        15,487
                                                                            2009   0.931       1.242        15,728
                                                                            2008   1.616       0.931        16,030
                                                                            2007   1.542       1.616        20,076
                                                                            2006   1.379       1.542        20,495
                                                                            2005   1.164       1.379        45,009
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01).................. 2014   3.213       3.346       177,356
                                                                            2013   2.407       3.213       182,827
                                                                            2012   2.140       2.407       308,969
                                                                            2011   2.444       2.140       434,111
                                                                            2010   1.935       2.444       472,625
                                                                            2009   1.410       1.935       565,208
                                                                            2008   2.377       1.410       694,619
                                                                            2007   2.099       2.377       691,490
                                                                            2006   1.901       2.099       928,352
                                                                            2005   1.640       1.901     1,058,065
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)............. 2006   1.468       1.707            --
                                                                            2005   1.352       1.468       431,428
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2008   3.523       3.203            --
                                                                            2007   2.785       3.523       184,731
                                                                            2006   2.214       2.785       174,972
                                                                            2005   1.769       2.214       151,462
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)................. 2014   2.260       1.973        71,550
                                                                            2013   1.871       2.260        80,034
                                                                            2012   1.611       1.871       119,165
                                                                            2011   1.836       1.611       188,298
                                                                            2010   1.724       1.836       317,875
                                                                            2009   1.281       1.724       382,801
                                                                            2008   2.188       1.281       473,493
                                                                            2007   1.930       2.188       439,655
                                                                            2006   1.618       1.930       469,825
                                                                            2005   1.495       1.618       440,051
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)............ 2006   1.544       1.848            --
                                                                            2005   1.444       1.544       140,590
High Yield Bond Trust
 High Yield Bond Trust (5/04).............................................. 2006   1.062       1.085            --
                                                                            2005   1.067       1.062            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)................... 2006   1.249       1.289            --
                                                                            2005   1.181       1.249       215,882
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 2010   1.628       1.650            --
                                                                            2009   1.320       1.628         8,091
                                                                            2008   1.893       1.320         8,733
                                                                            2007   1.584       1.893         9,332
                                                                            2006   1.516       1.584        20,162
                                                                            2005   1.374       1.516        19,809
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............ 2008   1.576       1.484            --
                                                                            2007   1.468       1.576        17,757
                                                                            2006   1.267       1.468        17,866
                                                                            2005   1.222       1.267        17,913
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).......... 2011   1.928       2.063            --
                                                                            2010   1.578       1.928        18,199
                                                                            2009   1.024       1.578        15,991
                                                                            2008   1.861       1.024        11,946
                                                                            2007   1.557       1.861        10,309
                                                                            2006   1.470       1.557        14,171
                                                                            2005   1.342       1.470         8,528
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)............................. 2006   1.536       1.720            --
                                                                            2005   1.503       1.536       169,292
Legg Mason Partners Variable Equity Trust

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.563       3.031       200,615
                                                                                  2013   1.766       2.563       255,679
                                                                                  2012   1.515       1.766       284,562
                                                                                  2011   1.505       1.515       460,193
                                                                                  2010   1.226       1.505       823,961
                                                                                  2009   0.927       1.226       882,403
                                                                                  2008   1.585       0.927       968,296
                                                                                  2007   1.646       1.585     1,205,967
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   2.009       2.018            --
                                                                                  2013   1.548       2.009       214,836
                                                                                  2012   1.371       1.548       270,030
                                                                                  2011   1.488       1.371       332,513
                                                                                  2010   1.299       1.488       380,520
                                                                                  2009   1.022       1.299       465,600
                                                                                  2008   1.641       1.022       581,413
                                                                                  2007   1.716       1.641       714,675
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.120       2.311       132,486
                                                                                  2013   1.660       2.120       167,111
                                                                                  2012   1.458       1.660       215,888
                                                                                  2011   1.447       1.458       292,877
                                                                                  2010   1.308       1.447       382,644
                                                                                  2009   1.090       1.308       462,653
                                                                                  2008   1.571       1.090       484,979
                                                                                  2007   1.519       1.571       572,596
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.153       2.411        94,579
                                                                                  2013   1.590       2.153       129,327
                                                                                  2012   1.346       1.590       179,562
                                                                                  2011   1.379       1.346       198,385
                                                                                  2010   1.278       1.379       234,051
                                                                                  2009   0.914       1.278       288,675
                                                                                  2008   1.484       0.914       303,176
                                                                                  2007   1.484       1.484       361,632
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.135       2.342        61,892
                                                                                  2013   1.642       2.135        62,018
                                                                                  2012   1.435       1.642        63,894
                                                                                  2011   1.392       1.435       110,799
                                                                                  2010   1.295       1.392       140,228
                                                                                  2009   1.059       1.295       164,557
                                                                                  2008   1.675       1.059       165,527
                                                                                  2007   1.642       1.675       190,199
                                                                                  2006   1.413       1.642       202,067
                                                                                  2005   1.351       1.413       226,701
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.348       3.423        72,015
                                                                                  2013   2.318       3.348        86,147
                                                                                  2012   1.977       2.318        97,167
                                                                                  2011   1.985       1.977       111,842
                                                                                  2010   1.614       1.985       152,463
                                                                                  2009   1.151       1.614       172,048
                                                                                  2008   1.977       1.151       184,045
                                                                                  2007   1.830       1.977       205,044
                                                                                  2006   1.652       1.830       188,001
                                                                                  2005   1.604       1.652       181,032
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.962       0.936            --
                                                                                  2008   1.567       0.962       441,518
                                                                                  2007   1.521       1.567       479,800
                                                                                  2006   1.345       1.521       674,344
                                                                                  2005   1.314       1.345       666,600
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.972       0.959            --
                                                                                  2010   0.906       0.972         2,086
                                                                                  2009   0.786       0.906         2,089
                                                                                  2008   1.015       0.786         7,608
                                                                                  2007   1.020       1.015        27,119
                                                                                  2006   0.997       1.020       207,989
                                                                                  2005   0.992       0.997         2,098
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.653       1.733            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.425       1.653       466,491
                                                                          2005   1.395       1.425       445,988
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)..................... 2007   1.425       1.483            --
                                                                          2006   1.392       1.425        56,928
                                                                          2005   1.346       1.392        87,671
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.648       1.705            --
                                                                          2006   1.511       1.648       251,169
                                                                          2005   1.400       1.511       265,933
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.479       1.544            --
                                                                          2006   1.340       1.479        51,745
                                                                          2005   1.316       1.340        74,470
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.604       1.666            --
                                                                          2006   1.393       1.604       438,664
                                                                          2005   1.373       1.393       395,250
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.793       1.975            --
                                                                          2006   1.627       1.793       286,369
                                                                          2005   1.531       1.627       360,238
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.097       1.131            --
                                                                          2005   1.075       1.097        13,695
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.753       1.688            --
                                                                          2007   1.683       1.753       146,737
                                                                          2006   1.769       1.683       149,620
 MIST BlackRock High Yield Subaccount (Class A) (4/06)................... 2014   2.206       2.243        36,989
                                                                          2013   2.044       2.206       147,285
                                                                          2012   1.780       2.044        88,737
                                                                          2011   1.766       1.780       113,568
                                                                          2010   1.547       1.766        86,969
                                                                          2009   1.069       1.547       113,532
                                                                          2008   1.434       1.069        78,222
                                                                          2007   1.421       1.434       100,092
                                                                          2006   1.350       1.421       112,708
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.043       1.165       150,934
                                                                          2013   1.024       1.043       177,548
                                                                          2012   0.825       1.024       309,264
                                                                          2011   0.887       0.825       375,315
                                                                          2010   0.777       0.887       418,479
                                                                          2009   0.585       0.777       346,925
                                                                          2008   1.020       0.585       293,729
                                                                          2007   1.218       1.020       263,609
                                                                          2006   1.003       1.218       456,600
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.531       2.634            --
                                                                          2013   1.996       2.531        86,899
                                                                          2012   1.655       1.996       173,839
                                                                          2011   1.818       1.655       216,660
                                                                          2010   1.687       1.818       250,863
                                                                          2009   1.200       1.687       216,944
                                                                          2008   2.101       1.200       222,140
                                                                          2007   1.640       2.101       129,586
                                                                          2006   1.601       1.640       266,645
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.626       2.951       113,360
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.675       2.482        50,988
                                                                          2013   2.082       2.675       135,529
                                                                          2012   1.637       2.082        68,097
                                                                          2011   1.938       1.637        74,122
                                                                          2010   1.691       1.938       116,690
                                                                          2009   1.108       1.691       118,511
                                                                          2008   1.903       1.108       107,604
                                                                          2007   1.954       1.903       180,013
                                                                          2006   1.775       1.954       153,202
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.148       2.306        25,385

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.615       2.148        35,024
                                                                              2012   1.388       1.615       100,715
                                                                              2011   1.434       1.388       103,779
                                                                              2010   1.271       1.434       113,940
                                                                              2009   1.020       1.271       125,110
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323        27,100
                                                                              2013   1.584       2.186        16,680
                                                                              2012   1.361       1.584        14,812
                                                                              2011   1.397       1.361        17,336
                                                                              2010   1.125       1.397        19,324
                                                                              2009   0.853       1.125        16,787
                                                                              2008   1.415       0.853        18,938
                                                                              2007   1.294       1.415        18,010
                                                                              2006   1.305       1.294         7,621
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        23,090
                                                                              2013   1.440       1.884        16,836
                                                                              2012   1.268       1.440        49,535
                                                                              2011   1.436       1.268        55,895
                                                                              2010   1.223       1.436        59,770
                                                                              2009   0.965       1.223       146,062
                                                                              2008   1.314       0.965       270,141
                                                                              2007   1.351       1.314        56,621
                                                                              2006   1.269       1.351        17,638
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915        10,621
                                                                              2007   1.194       1.247        11,923
                                                                              2006   1.131       1.194        12,387
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   2.168       2.239        29,770
                                                                              2013   2.041       2.168        30,539
                                                                              2012   1.836       2.041        31,263
                                                                              2011   1.783       1.836        31,893
                                                                              2010   1.604       1.783        36,019
                                                                              2009   1.191       1.604        37,872
                                                                              2008   1.486       1.191        32,391
                                                                              2007   1.416       1.486        33,097
                                                                              2006   1.353       1.416        47,787
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.892       0.847            --
                                                                              2008   1.583       0.892       119,650
                                                                              2007   1.440       1.583       128,466
                                                                              2006   1.460       1.440       139,125
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        46,408
                                                                              2013   0.974       1.240        46,439
                                                                              2012   0.850       0.974        46,475
                                                                              2011   0.995       0.850        46,518
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   2.814       2.591            --
                                                                              2013   3.009       2.814            --
                                                                              2012   2.573       3.009            --
                                                                              2011   3.211       2.573            --
                                                                              2010   2.637       3.211            --
                                                                              2009   1.587       2.637           814
                                                                              2008   3.621       1.587            --
                                                                              2007   2.878       3.621         2,261
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.467       2.435       125,865
                                                                              2008   3.208       1.467       165,560
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.070       1.158            --
                                                                              2012   1.035       1.070            --
                                                                              2011   1.112       1.035        18,012
                                                                              2010   0.921       1.112        16,526
                                                                              2009   0.686       0.921         9,397
                                                                              2008   1.132       0.686         6,722
                                                                              2007   1.279       1.132         6,730
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.336       1.341       185,593

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   1.070       1.336       192,270
                                                                        2012   0.900       1.070        92,193
                                                                        2011   1.000       0.900       149,874
                                                                        2010   0.878       1.000       211,151
                                                                        2009   0.640       0.878       191,616
                                                                        2008   1.096       0.640       215,084
                                                                        2007   1.050       1.096       183,577
                                                                        2006   0.996       1.050       257,299
 MIST PIMCO Total Return Subaccount (Class B) (5/09)................... 2014   1.556       1.592       691,758
                                                                        2013   1.615       1.556     1,023,621
                                                                        2012   1.505       1.615     1,887,636
                                                                        2011   1.485       1.505     2,337,524
                                                                        2010   1.398       1.485     2,754,972
                                                                        2009   1.256       1.398     3,072,965
 MIST Pioneer Fund Subaccount (Class A) (4/06)......................... 2014   1.974       2.155        53,548
                                                                        2013   1.510       1.974        62,291
                                                                        2012   1.391       1.510        52,373
                                                                        2011   1.483       1.391        58,780
                                                                        2010   1.300       1.483        50,994
                                                                        2009   1.068       1.300        53,403
                                                                        2008   1.619       1.068        39,449
                                                                        2007   1.570       1.619        35,637
                                                                        2006   1.462       1.570        39,520
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)................ 2007   1.173       1.294            --
                                                                        2006   1.116       1.173            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............. 2014   2.018       2.073       110,087
                                                                        2013   2.023       2.018       152,332
                                                                        2012   1.846       2.023       184,812
                                                                        2011   1.813       1.846       137,037
                                                                        2010   1.646       1.813       148,980
                                                                        2009   1.259       1.646       201,042
                                                                        2008   1.436       1.259       221,341
                                                                        2007   1.371       1.436       236,048
                                                                        2006   1.326       1.371       172,003
 MIST RCM Technology Subaccount (Class B) (5/11)....................... 2013   1.826       1.907            --
                                                                        2012   1.658       1.826         6,082
                                                                        2011   2.054       1.658        13,898
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)........ 2014   1.319       1.468        98,886
                                                                        2013   1.004       1.319        97,731
                                                                        2012   0.867       1.004       118,773
                                                                        2011   0.919       0.867       165,381
                                                                        2010   0.800       0.919       221,458
                                                                        2009   0.688       0.800       233,156
                                                                        2008   1.099       0.688       223,631
                                                                        2007   1.076       1.099       225,854
                                                                        2006   1.001       1.076       331,383
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   2.021       2.202       176,143
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.628       1.706            --
                                                                        2006   1.539       1.628        31,909
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.962       2.189        14,703
                                                                        2013   1.489       1.962        14,709
                                                                        2012   1.335       1.489        14,716
                                                                        2011   1.357       1.335        20,155
                                                                        2010   1.227       1.357        50,553
                                                                        2009   1.048       1.227        15,842
                                                                        2008   1.702       1.048        19,990
                                                                        2007   1.692       1.702        29,776
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.353       1.423       189,738
                                                                        2013   1.388       1.353       186,086
                                                                        2012   1.314       1.388       234,904
                                                                        2011   1.256       1.314       249,522
                                                                        2010   1.180       1.256       248,526
                                                                        2009   1.098       1.180       255,637
                                                                        2008   1.157       1.098       245,086
                                                                        2007   1.108       1.157       345,777
                                                                        2006   1.068       1.108       354,922

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.705       1.824        79,079
                                                                        2013   1.294       1.705        83,931
                                                                        2012   1.152       1.294       125,418
                                                                        2011   1.288       1.152       162,038
                                                                        2010   1.094       1.288       194,715
                                                                        2009   0.870       1.094       184,103
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.977       0.960        42,609
                                                                        2013   0.995       0.977        42,462
                                                                        2012   1.013       0.995        64,524
                                                                        2011   1.031       1.013        98,013
                                                                        2010   1.050       1.031       199,305
                                                                        2009   1.064       1.050       247,202
                                                                        2008   1.054       1.064       573,856
                                                                        2007   1.021       1.054       883,813
                                                                        2006   1.000       1.021       361,378
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.762       0.795            --
                                                                        2008   1.407       0.762       269,123
                                                                        2007   1.378       1.407       296,233
                                                                        2006   1.361       1.378       353,156
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.266       1.392            --
                                                                        2012   1.115       1.266       104,988
                                                                        2011   1.210       1.115       107,836
                                                                        2010   1.077       1.210       147,974
                                                                        2009   0.901       1.077       196,068
                                                                        2008   1.504       0.901       225,729
                                                                        2007   1.471       1.504       332,776
                                                                        2006   1.436       1.471       472,710
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.162       2.358        25,641
                                                                        2013   1.660       2.162        46,473
                                                                        2012   1.524       1.660        67,589
                                                                        2011   1.602       1.524        73,950
                                                                        2010   1.416       1.602        86,854
                                                                        2009   0.966       1.416        93,656
                                                                        2008   1.813       0.966       121,880
                                                                        2007   1.533       1.813       146,160
                                                                        2006   1.573       1.533       184,445
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2011   0.922       0.998            --
                                                                        2010   0.811       0.922            --
                                                                        2009   0.628       0.811            --
                                                                        2008   1.074       0.628            --
                                                                        2007   1.059       1.074            --
                                                                        2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06)........... 2014   1.294       1.327       161,055
                                                                        2013   1.263       1.294       205,144
                                                                        2012   1.178       1.263       213,751
                                                                        2011   1.161       1.178       124,663
                                                                        2010   1.075       1.161        56,137
                                                                        2009   0.908       1.075        56,173
                                                                        2008   1.080       0.908        56,212
                                                                        2007   1.041       1.080            --
                                                                        2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06)........... 2014   1.308       1.348       126,966
                                                                        2013   1.201       1.308        25,520
                                                                        2012   1.097       1.201        12,932
                                                                        2011   1.105       1.097        13,216
                                                                        2010   1.009       1.105        15,449
                                                                        2009   0.831       1.009       200,256
                                                                        2008   1.079       0.831       213,068
                                                                        2007   1.048       1.079     1,138,220
                                                                        2006   1.002       1.048            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........... 2014   1.304       1.346       434,416

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2013   1.126       1.304       439,965
                                                                                 2012   1.012       1.126        68,065
                                                                                 2011   1.045       1.012       153,812
                                                                                 2010   0.940       1.045       146,395
                                                                                 2009   0.756       0.940       324,050
                                                                                 2008   1.079       0.756       440,667
                                                                                 2007   1.053       1.079       461,489
                                                                                 2006   1.002       1.053        65,856
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2014   1.284       1.327        27,159
                                                                                 2013   1.052       1.284        32,272
                                                                                 2012   0.928       1.052       469,257
                                                                                 2011   0.982       0.928       472,503
                                                                                 2010   0.872       0.982       669,265
                                                                                 2009   0.688       0.872       785,693
                                                                                 2008   1.079       0.688       334,756
                                                                                 2007   1.058       1.079       413,928
                                                                                 2006   1.002       1.058       299,088
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.957       2.174       145,429
                                                                                 2013   1.513       1.957       165,069
                                                                                 2012   1.335       1.513       193,419
                                                                                 2011   1.337       1.335       283,060
                                                                                 2010   1.189       1.337       313,056
                                                                                 2009   0.968       1.189       377,220
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   1.725       1.837       531,481
                                                                                 2013   1.479       1.725       716,949
                                                                                 2012   1.352       1.479     1,236,422
                                                                                 2011   1.347       1.352     1,484,327
                                                                                 2010   1.248       1.347     1,604,473
                                                                                 2009   1.074       1.248     1,915,042
                                                                                 2008   1.407       1.074     1,975,396
                                                                                 2007   1.376       1.407     2,083,564
                                                                                 2006   1.289       1.376     2,460,860
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   2.155       2.346            --
                                                                                 2013   1.617       2.155            --
                                                                                 2012   1.411       1.617            --
                                                                                 2011   1.425       1.411            --
                                                                                 2010   1.302       1.425            --
                                                                                 2009   1.097       1.302            --
                                                                                 2008   1.474       1.097            --
                                                                                 2007   1.395       1.474       220,595
                                                                                 2006   1.264       1.395       206,971
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   1.259       1.237            --
                                                                                 2013   1.828       1.259            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2014   1.616       1.727       103,148
                                                                                 2013   1.186       1.616       121,176
                                                                                 2012   1.017       1.186       170,889
                                                                                 2011   1.050       1.017       182,964
                                                                                 2010   0.916       1.050       231,210
                                                                                 2009   0.652       0.916       275,240
                                                                                 2008   1.144       0.652       380,338
                                                                                 2007   1.067       1.144       391,874
                                                                                 2006   0.998       1.067       537,017
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.151       1.194            --
                                                                                 2006   1.085       1.151            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2014   1.185       1.199        46,577
                                                                                 2013   1.214       1.185        50,149
                                                                                 2012   1.194       1.214        57,644
                                                                                 2011   1.151       1.194        62,133
                                                                                 2010   1.106       1.151        69,524
                                                                                 2009   1.077       1.106        76,135
                                                                                 2008   1.099       1.077           593
                                                                                 2007   1.071       1.099        33,438
                                                                                 2006   1.036       1.071            --
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.528       1.659        19,854

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.290       1.528         8,670
                                                                                   2012   1.169       1.290         9,086
                                                                                   2011   1.146       1.169         9,579
                                                                                   2010   1.064       1.146        10,048
                                                                                   2009   0.919       1.064        10,355
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.690       1.837        14,951
                                                                                   2013   1.287       1.690        16,025
                                                                                   2012   1.161       1.287        20,551
                                                                                   2011   1.232       1.161        28,404
                                                                                   2010   1.120       1.232        36,799
                                                                                   2009   0.864       1.120        36,437
                                                                                   2008   1.402       0.864        37,399
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.992       1.000            --
                                                                                   2005   0.982       0.992       253,238
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.112       1.175            --
                                                                                   2005   1.071       1.112        13,844
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
                                                                                   2006   1.121       1.109       330,032
                                                                                   2005   1.118       1.121       328,643
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.213       1.253            --
                                                                                   2008   1.179       1.213     3,025,954
                                                                                   2007   1.104       1.179     3,225,888
                                                                                   2006   1.082       1.104     3,345,078
                                                                                   2005   1.075       1.082     3,412,084
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.634       1.515            --
                                                                                   2007   1.508       1.634         2,459
                                                                                   2006   1.383       1.508         2,461
                                                                                   2005   1.313       1.383         2,463
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.981       2.143            --
                                                                                   2006   1.579       1.981       199,400
                                                                                   2005   1.433       1.579       146,913
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.156       2.300            --
                                                                                   2006   1.871       2.156       505,697
                                                                                   2005   1.780       1.871       498,519
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................. 2006   1.372       1.460            --
                                                                                   2005   1.285       1.372        57,791
 Travelers Convertible Securities Subaccount (5/00)............................... 2006   1.271       1.353            --
                                                                                   2005   1.289       1.271        75,605
 Travelers Disciplined Mid Cap Stock Subaccount (5/00)............................ 2006   1.621       1.769            --
                                                                                   2005   1.468       1.621       164,674
 Travelers Equity Income Subaccount (11/99)....................................... 2006   1.367       1.436            --
                                                                                   2005   1.333       1.367       641,113
 Travelers Federated High Yield Subaccount (5/00)................................. 2006   1.317       1.350            --
                                                                                   2005   1.308       1.317       104,380
 Travelers Federated Stock Subaccount (5/00)...................................... 2006   1.376       1.424            --
                                                                                   2005   1.331       1.376        40,724
 Travelers Large Cap Subaccount (11/99)........................................... 2006   1.322       1.361            --
                                                                                   2005   1.238       1.322       144,967
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05)................ 2006   1.076       1.143            --
                                                                                   2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05).............. 2006   1.029       1.033            --
                                                                                   2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................. 2006   1.045       1.081            --
                                                                                   2005   1.000       1.045        55,685
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)....... 2006   1.063       1.109            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2005   1.000       1.063       190,567
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056            --
                                                                                     2005   1.000       1.036            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.451       1.539            --
                                                                                     2005   1.318       1.451        51,418
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.487       1.573            --
                                                                                     2005   1.469       1.487       186,660
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.249       1.289            --
                                                                                     2005   1.235       1.249     2,338,812
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264            --
                                                                                     2005   1.119       1.170        51,129
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.547       1.775            --
                                                                                     2005   1.438       1.547       137,217
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462            --
                                                                                     2005   1.325       1.379        40,007
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.314       1.326            --
                                                                                     2005   1.290       1.314        30,704
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.079       1.068            --
                                                                                     2005   1.081       1.079       358,890
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.369       1.428            --
                                                                                     2005   1.366       1.369       300,857
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)................... 2006   1.134       1.305            --
                                                                                     2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05).................... 2006   1.107       1.269            --
                                                                                     2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04)............................. 2006   1.076       1.036            --
                                                                                     2005   1.050       1.076            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)....................... 2014   1.551       1.665            --
                                                                                     2013   1.330       1.551            --
                                                                                     2012   1.223       1.330            --
                                                                                     2011   1.246       1.223            --
                                                                                     2010   1.131       1.246            --
                                                                                     2009   0.937       1.131            --
                                                                                     2008   1.276       0.937            --
                                                                                     2007   1.172       1.276            --
                                                                                     2006   1.108       1.172            --
                                                                                     2005   1.080       1.108            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)................................. 2009   1.018       0.986            --
                                                                                     2008   1.614       1.018       138,823
                                                                                     2007   1.683       1.614       295,517
                                                                                     2006   1.476       1.683       311,172
                                                                                     2005   1.444       1.476       331,570
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............................. 2009   0.834       0.854            --
                                                                                     2008   1.492       0.834            --
                                                                                     2007   1.351       1.492            --
                                                                                     2006   1.288       1.351            --
                                                                                     2005   1.216       1.288            --

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)........................... 2007   1.078       1.154             --
                                                                              2006   1.000       1.078        401,941
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)........................ 2006   0.801       0.840             --
                                                                              2005   0.772       0.801        488,309
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)............. 2006   0.740       0.722             --
                                                                              2005   0.656       0.740      1,737,738
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99)................... 2014   2.061       2.071      3,329,635
                                                                              2013   1.624       2.061      3,809,371
                                                                              2012   1.350       1.624      4,732,443
                                                                              2011   1.508       1.350      6,151,961
                                                                              2010   1.374       1.508      8,005,924
                                                                              2009   0.983       1.374      8,358,849
                                                                              2008   1.625       0.983      9,904,128
                                                                              2007   1.440       1.625     14,761,971
                                                                              2006   1.218       1.440     15,170,490
                                                                              2005   1.087       1.218     14,820,104
 American Funds Growth Subaccount (Class 2) (11/99).......................... 2014   1.795       1.913      5,064,325
                                                                              2013   1.405       1.795      6,800,227
                                                                              2012   1.213       1.405      7,803,269
                                                                              2011   1.290       1.213      9,606,858
                                                                              2010   1.107       1.290     11,813,895
                                                                              2009   0.808       1.107     12,533,254
                                                                              2008   1.469       0.808     14,114,485
                                                                              2007   1.332       1.469     18,474,159
                                                                              2006   1.230       1.332     19,323,724
                                                                              2005   1.078       1.230     19,999,183
 American Funds Growth-Income Subaccount (Class 2) (11/99)................... 2014   1.902       2.067      6,691,963
                                                                              2013   1.451       1.902      7,865,934
                                                                              2012   1.257       1.451      9,735,263
                                                                              2011   1.304       1.257     11,792,189
                                                                              2010   1.192       1.304     14,777,370
                                                                              2009   0.924       1.192     15,672,225
                                                                              2008   1.514       0.924     16,700,137
                                                                              2007   1.468       1.514     22,213,469
                                                                              2006   1.297       1.468     22,892,986
                                                                              2005   1.248       1.297     22,681,968
Capital Appreciation Fund
 Capital Appreciation Fund (5/00)............................................ 2006   0.662       0.655             --
                                                                              2005   0.571       0.662        505,995
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00)...................... 2007   1.623       1.699             --
                                                                              2006   1.247       1.623         95,043
                                                                              2005   0.992       1.247         84,660
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)........................ 2006   2.298       2.994             --
                                                                              2005   2.183       2.298        218,274
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)................. 2008   1.077       1.030             --
                                                                              2007   1.024       1.077        123,316
                                                                              2006   0.895       1.024        169,752
                                                                              2005   0.873       0.895        187,894
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)........... 2008   0.988       0.932             --
                                                                              2007   1.131       0.988        191,848
                                                                              2006   1.110       1.131        222,980
                                                                              2005   1.068       1.110        233,465
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)......... 2006   1.304       1.417             --
                                                                              2005   1.205       1.304         29,766
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)....... 2006   1.301       1.449             --
                                                                              2005   1.203       1.301         86,508
Fidelity(Reg. TM) Variable Insurance Products

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.743       1.912       111,834
                                                                                      2013   1.356       1.743       113,045
                                                                                      2012   1.188       1.356       132,073
                                                                                      2011   1.245       1.188       143,772
                                                                                      2010   1.084       1.245       191,862
                                                                                      2009   0.815       1.084       169,747
                                                                                      2008   1.447       0.815       287,142
                                                                                      2007   1.256       1.447       303,315
                                                                                      2006   1.148       1.256       377,033
                                                                                      2005   1.002       1.148       349,362
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.794       1.950         5,636
                                                                                      2013   1.321       1.794         5,963
                                                                                      2012   1.101       1.321         6,279
                                                                                      2011   1.153       1.101         6,614
                                                                                      2010   0.995       1.153         6,950
                                                                                      2009   0.746       0.995         7,267
                                                                                      2008   1.295       0.746        19,472
                                                                                      2007   1.235       1.295        20,856
                                                                                      2006   1.105       1.235        28,571
                                                                                      2005   0.932       1.105        29,235
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.952       3.074       205,753
                                                                                      2013   2.212       2.952       209,998
                                                                                      2012   1.966       2.212       247,453
                                                                                      2011   2.245       1.966       268,952
                                                                                      2010   1.778       2.245       479,090
                                                                                      2009   1.295       1.778       579,181
                                                                                      2008   2.184       1.295       596,038
                                                                                      2007   1.928       2.184       727,130
                                                                                      2006   1.746       1.928       774,552
                                                                                      2005   1.507       1.746       857,401
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.244       1.447            --
                                                                                      2005   1.146       1.244       520,428
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)................. 2008   3.523       3.203       482,955
                                                                                      2007   2.785       3.523       482,955
                                                                                      2006   2.214       2.785       415,073
                                                                                      2005   1.769       2.214       364,913
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)........................... 2014   1.607       1.403       374,414
                                                                                      2013   1.331       1.607       507,549
                                                                                      2012   1.146       1.331       512,438
                                                                                      2011   1.306       1.146       636,429
                                                                                      2010   1.226       1.306       876,014
                                                                                      2009   0.911       1.226     1,145,503
                                                                                      2008   1.556       0.911     1,295,980
                                                                                      2007   1.372       1.556     1,835,935
                                                                                      2006   1.151       1.372     2,059,240
                                                                                      2005   1.063       1.151     1,703,785
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02)...................... 2006   1.249       1.494            --
                                                                                      2005   1.168       1.249        98,811
High Yield Bond Trust
 High Yield Bond Trust (5/04)........................................................ 2006   1.062       1.085            --
                                                                                      2005   1.067       1.062            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)............................. 2006   1.044       1.078            --
                                                                                      2005   0.988       1.044       353,202
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)................. 2010   1.056       1.070            --
                                                                                      2009   0.856       1.056        55,292
                                                                                      2008   1.228       0.856        70,508
                                                                                      2007   1.027       1.228        62,032
                                                                                      2006   0.984       1.027        79,531
                                                                                      2005   0.892       0.984        79,559
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)...................... 2008   0.711       0.670            --
                                                                                      2007   0.662       0.711       137,751
                                                                                      2006   0.572       0.662       230,286
                                                                                      2005   0.551       0.572       290,156
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00).................... 2011   0.489       0.523            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   0.400       0.489        20,553
                                                                                  2009   0.260       0.400        20,572
                                                                                  2008   0.472       0.260        20,592
                                                                                  2007   0.395       0.472        20,610
                                                                                  2006   0.373       0.395        66,021
                                                                                  2005   0.340       0.373        81,444
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.536       1.720            --
                                                                                  2005   1.503       1.536       188,728
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.315       2.738     1,545,136
                                                                                  2013   1.595       2.315     1,731,058
                                                                                  2012   1.368       1.595     1,760,309
                                                                                  2011   1.359       1.368     2,113,637
                                                                                  2010   1.107       1.359     3,443,629
                                                                                  2009   0.838       1.107     4,057,265
                                                                                  2008   1.431       0.838     4,501,693
                                                                                  2007   1.486       1.431     5,135,041
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.860       1.868            --
                                                                                  2013   1.433       1.860     2,547,444
                                                                                  2012   1.269       1.433     2,735,962
                                                                                  2011   1.377       1.269     3,112,214
                                                                                  2010   1.202       1.377     4,366,930
                                                                                  2009   0.946       1.202     4,903,108
                                                                                  2008   1.519       0.946     5,443,793
                                                                                  2007   1.588       1.519     6,644,107
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.696       1.849       878,431
                                                                                  2013   1.328       1.696     1,035,781
                                                                                  2012   1.166       1.328     1,125,658
                                                                                  2011   1.157       1.166     1,189,973
                                                                                  2010   1.046       1.157     1,811,219
                                                                                  2009   0.872       1.046     2,099,812
                                                                                  2008   1.257       0.872     2,072,257
                                                                                  2007   1.216       1.257     2,788,257
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.442       1.614     1,016,758
                                                                                  2013   1.065       1.442     1,169,980
                                                                                  2012   0.901       1.065     1,211,574
                                                                                  2011   0.923       0.901     1,353,400
                                                                                  2010   0.856       0.923     1,702,128
                                                                                  2009   0.612       0.856     2,036,450
                                                                                  2008   0.994       0.612     2,420,091
                                                                                  2007   0.994       0.994     3,008,124
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.823       2.000       895,601
                                                                                  2013   1.402       1.823       855,081
                                                                                  2012   1.225       1.402       964,826
                                                                                  2011   1.189       1.225     1,153,663
                                                                                  2010   1.106       1.189     1,346,182
                                                                                  2009   0.904       1.106     1,519,990
                                                                                  2008   1.430       0.904     2,036,064
                                                                                  2007   1.401       1.430     2,333,864
                                                                                  2006   1.206       1.401       946,049
                                                                                  2005   1.153       1.206     1,115,732
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.813       2.875       188,337
                                                                                  2013   1.947       2.813       191,893
                                                                                  2012   1.660       1.947       251,983
                                                                                  2011   1.667       1.660       299,632
                                                                                  2010   1.356       1.667       498,855
                                                                                  2009   0.967       1.356       572,442
                                                                                  2008   1.661       0.967       635,706
                                                                                  2007   1.537       1.661       711,266
                                                                                  2006   1.388       1.537       592,814
                                                                                  2005   1.347       1.388       604,912
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.620       0.603            --
                                                                                  2008   1.009       0.620       922,723
                                                                                  2007   0.980       1.009     1,032,421
                                                                                  2006   0.866       0.980     1,229,220
                                                                                  2005   0.846       0.866     1,303,137

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   0.972       0.959            --
                                                                               2010   0.906       0.972         5,385
                                                                               2009   0.786       0.906         5,385
                                                                               2008   1.015       0.786         5,385
                                                                               2007   1.020       1.015        23,201
                                                                               2006   0.997       1.020        25,930
                                                                               2005   0.992       0.997        14,322
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99).................................. 2007   1.524       1.598            --
                                                                               2006   1.314       1.524     1,895,433
                                                                               2005   1.286       1.314     2,164,713
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02).......................... 2007   1.183       1.232            --
                                                                               2006   1.156       1.183            35
                                                                               2005   1.118       1.156            36
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................ 2007   1.312       1.357            --
                                                                               2006   1.203       1.312            --
                                                                               2005   1.114       1.203            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................ 2007   1.220       1.274            --
                                                                               2006   1.105       1.220        30,872
                                                                               2005   1.086       1.105        38,189
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................... 2007   1.604       1.666            --
                                                                               2006   1.393       1.604       324,188
                                                                               2005   1.373       1.393       307,439
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)....................... 2007   1.793       1.975            --
                                                                               2006   1.627       1.793       700,110
                                                                               2005   1.531       1.627       746,672
Managed Assets Trust
 Managed Assets Trust (5/04).................................................. 2006   1.097       1.131            --
                                                                               2005   1.075       1.097            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................. 2008   1.489       1.434            --
                                                                               2007   1.429       1.489       116,452
                                                                               2006   1.503       1.429       222,874
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................. 2014   1.043       1.165       364,504
                                                                               2013   1.024       1.043       419,051
                                                                               2012   0.825       1.024       372,605
                                                                               2011   0.887       0.825       346,920
                                                                               2010   0.777       0.887       385,198
                                                                               2009   0.585       0.777       369,314
                                                                               2008   1.020       0.585       502,619
                                                                               2007   1.218       1.020       566,490
                                                                               2006   1.003       1.218       627,104
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)............ 2014   1.035       1.078            --
                                                                               2013   0.816       1.035       344,642
                                                                               2012   0.677       0.816       286,388
                                                                               2011   0.744       0.677       303,541
                                                                               2010   0.690       0.744       358,293
                                                                               2009   0.491       0.690       581,308
                                                                               2008   0.859       0.491       644,062
                                                                               2007   0.671       0.859       631,493
                                                                               2006   0.655       0.671       386,705
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............... 2014   1.074       1.207       579,128
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.............. 2014   1.560       1.447       319,543
                                                                               2013   1.214       1.560       325,080
                                                                               2012   0.955       1.214       284,269
                                                                               2011   1.130       0.955       319,098
                                                                               2010   0.986       1.130       416,192
                                                                               2009   0.646       0.986       506,819
                                                                               2008   1.109       0.646       563,404
                                                                               2007   1.139       1.109       698,065
                                                                               2006   1.035       1.139       573,755

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2014   1.589       1.706        85,553
                                                                              2013   1.195       1.589        85,655
                                                                              2012   1.027       1.195       159,112
                                                                              2011   1.061       1.027       169,477
                                                                              2010   0.940       1.061       184,363
                                                                              2009   0.755       0.940       356,455
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2014   1.329       1.431       371,084
                                                                              2013   1.038       1.329       417,536
                                                                              2012   0.922       1.038       422,174
                                                                              2011   0.974       0.922       375,963
                                                                              2010   0.790       0.974       404,536
                                                                              2009   0.636       0.790       841,338
                                                                              2008   1.058       0.636       973,382
                                                                              2007   1.071       1.058     1,093,984
                                                                              2006   1.015       1.071       127,962
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2014   2.186       2.323         5,095
                                                                              2013   1.584       2.186         6,245
                                                                              2012   1.361       1.584         3,780
                                                                              2011   1.397       1.361        29,198
                                                                              2010   1.125       1.397        29,204
                                                                              2009   0.853       1.125        61,008
                                                                              2008   1.415       0.853         9,566
                                                                              2007   1.294       1.415        16,629
                                                                              2006   1.305       1.294           928
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2014   1.884       1.937        15,592
                                                                              2013   1.440       1.884        15,592
                                                                              2012   1.268       1.440        13,235
                                                                              2011   1.436       1.268        13,237
                                                                              2010   1.223       1.436        24,148
                                                                              2009   0.965       1.223        69,316
                                                                              2008   1.314       0.965       135,692
                                                                              2007   1.351       1.314       156,252
                                                                              2006   1.269       1.351        90,298
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.915       0.905            --
                                                                              2008   1.247       0.915            --
                                                                              2007   1.194       1.247            --
                                                                              2006   1.131       1.194            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2014   1.990       2.054        48,477
                                                                              2013   1.873       1.990        48,483
                                                                              2012   1.685       1.873        50,964
                                                                              2011   1.636       1.685        60,865
                                                                              2010   1.472       1.636        94,764
                                                                              2009   1.093       1.472        94,478
                                                                              2008   1.364       1.093       101,984
                                                                              2007   1.300       1.364        91,232
                                                                              2006   1.242       1.300        45,012
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.594       0.564            --
                                                                              2008   1.055       0.594       121,428
                                                                              2007   0.960       1.055       132,352
                                                                              2006   0.973       0.960       174,184
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.240       1.279        55,467
                                                                              2013   0.974       1.240        54,940
                                                                              2012   0.850       0.974        28,205
                                                                              2011   0.995       0.850        43,903
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2014   1.329       1.328       376,375
                                                                              2013   1.022       1.329       389,476
                                                                              2012   0.882       1.022       427,655
                                                                              2011   0.986       0.882       558,276
                                                                              2010   0.838       0.986       670,065
                                                                              2009   0.674       0.838       796,549
                                                                              2008   0.979       0.674       848,317
                                                                              2007   1.027       0.979       938,230
                                                                              2006   1.003       1.027       406,832
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2014   1.651       1.520        24,171

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.766       1.651        31,295
                                                                               2012   1.510       1.766        31,308
                                                                               2011   1.884       1.510        31,321
                                                                               2010   1.547       1.884        33,129
                                                                               2009   0.931       1.547        40,152
                                                                               2008   2.125       0.931        51,125
                                                                               2007   1.688       2.125        48,628
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.467       2.435       343,576
                                                                               2008   3.208       1.467       267,117
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.464       1.338       120,232
                                                                               2013   1.250       1.464       118,521
                                                                               2012   1.091       1.250       119,732
                                                                               2011   1.244       1.091       121,493
                                                                               2010   1.137       1.244       158,892
                                                                               2009   0.880       1.137       163,462
                                                                               2008   1.554       0.880       222,502
                                                                               2007   1.482       1.554       190,980
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.070       1.158            --
                                                                               2012   1.035       1.070        27,975
                                                                               2011   1.112       1.035        28,453
                                                                               2010   0.921       1.112        23,507
                                                                               2009   0.686       0.921        23,527
                                                                               2008   1.132       0.686        60,552
                                                                               2007   1.279       1.132        57,590
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2014   1.303       1.293         6,860
                                                                               2013   0.955       1.303         6,863
                                                                               2012   0.889       0.955         6,868
                                                                               2011   0.973       0.889         6,873
                                                                               2010   0.750       0.973         6,880
                                                                               2009   0.486       0.750         6,887
                                                                               2008   0.876       0.486        29,528
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2014   1.336       1.341       511,151
                                                                               2013   1.070       1.336       532,322
                                                                               2012   0.900       1.070       175,312
                                                                               2011   1.000       0.900       178,827
                                                                               2010   0.878       1.000       196,019
                                                                               2009   0.640       0.878       259,125
                                                                               2008   1.096       0.640       225,877
                                                                               2007   1.050       1.096       207,391
                                                                               2006   0.996       1.050       414,055
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2014   1.426       1.445       394,121
                                                                               2013   1.596       1.426       525,715
                                                                               2012   1.486       1.596       764,365
                                                                               2011   1.357       1.486       827,350
                                                                               2010   1.279       1.357     1,032,327
                                                                               2009   1.101       1.279     1,073,849
                                                                               2008   1.200       1.101       950,841
                                                                               2007   1.135       1.200       598,799
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2014   1.729       1.770     1,645,595
                                                                               2013   1.795       1.729     2,076,840
                                                                               2012   1.673       1.795     2,836,186
                                                                               2011   1.651       1.673     3,067,095
                                                                               2010   1.554       1.651     3,820,593
                                                                               2009   1.396       1.554     4,255,857
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................ 2014   1.974       2.155        83,222
                                                                               2013   1.510       1.974        92,454
                                                                               2012   1.391       1.510        83,395
                                                                               2011   1.483       1.391        82,142
                                                                               2010   1.300       1.483       136,860
                                                                               2009   1.068       1.300       241,072
                                                                               2008   1.619       1.068         3,861
                                                                               2007   1.570       1.619         4,709
                                                                               2006   1.462       1.570         4,714
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)....................... 2007   1.173       1.294            --
                                                                               2006   1.116       1.173         6,324
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06).................... 2014   2.112       2.169       680,831

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   2.118       2.112       899,508
                                                                          2012   1.932       2.118       898,351
                                                                          2011   1.898       1.932       863,598
                                                                          2010   1.723       1.898     1,080,318
                                                                          2009   1.318       1.723     1,008,270
                                                                          2008   1.503       1.318       288,029
                                                                          2007   1.435       1.503       294,839
                                                                          2006   1.388       1.435       179,394
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.463       0.484            --
                                                                          2012   0.421       0.463            --
                                                                          2011   0.521       0.421        20,270
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.319       1.468        19,865
                                                                          2013   1.004       1.319        20,396
                                                                          2012   0.867       1.004        20,972
                                                                          2011   0.919       0.867        21,562
                                                                          2010   0.800       0.919        42,300
                                                                          2009   0.688       0.800        45,442
                                                                          2008   1.099       0.688        65,038
                                                                          2007   1.076       1.099        69,903
                                                                          2006   1.001       1.076       208,394
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.871       2.038     2,340,729
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   0.988       1.035            --
                                                                          2006   0.934       0.988       825,415
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.191       1.329       298,032
                                                                          2013   0.904       1.191       347,413
                                                                          2012   0.811       0.904       411,980
                                                                          2011   0.824       0.811       449,174
                                                                          2010   0.745       0.824       613,269
                                                                          2009   0.636       0.745       907,154
                                                                          2008   1.033       0.636       852,005
                                                                          2007   1.027       1.033       924,596
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.529       1.608        77,261
                                                                          2013   1.569       1.529        79,894
                                                                          2012   1.485       1.569       103,980
                                                                          2011   1.419       1.485       115,597
                                                                          2010   1.334       1.419       163,485
                                                                          2009   1.240       1.334       180,968
                                                                          2008   1.308       1.240       181,660
                                                                          2007   1.253       1.308       227,540
                                                                          2006   1.208       1.253       275,369
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.136       1.215       387,004
                                                                          2013   0.862       1.136       446,210
                                                                          2012   0.767       0.862       610,946
                                                                          2011   0.858       0.767       493,999
                                                                          2010   0.729       0.858       709,039
                                                                          2009   0.580       0.729       925,481
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   1.116       1.096        59,607
                                                                          2013   1.136       1.116        68,702
                                                                          2012   1.157       1.136       156,277
                                                                          2011   1.178       1.157       266,155
                                                                          2010   1.199       1.178       276,125
                                                                          2009   1.215       1.199       395,097
                                                                          2008   1.203       1.215       771,619
                                                                          2007   1.166       1.203       428,855
                                                                          2006   1.142       1.166       129,005
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.424       0.419            --
                                                                          2008   0.723       0.424       460,070
                                                                          2007   0.765       0.723       486,918
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.460       0.480            --
                                                                          2008   0.849       0.460     1,057,641
                                                                          2007   0.832       0.849     1,317,625
                                                                          2006   0.822       0.832     1,654,099
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.273            --

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2012   1.019       1.157       253,269
                                                                       2011   1.107       1.019       290,991
                                                                       2010   0.985       1.107       382,764
                                                                       2009   0.824       0.985       533,193
                                                                       2008   1.375       0.824       590,695
                                                                       2007   1.345       1.375       755,426
                                                                       2006   1.313       1.345       965,606
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2014   0.818       0.893       365,354
                                                                       2013   0.628       0.818       415,398
                                                                       2012   0.577       0.628       443,942
                                                                       2011   0.607       0.577       488,692
                                                                       2010   0.536       0.607       571,866
                                                                       2009   0.366       0.536       736,319
                                                                       2008   0.686       0.366       864,473
                                                                       2007   0.580       0.686     1,013,548
                                                                       2006   0.595       0.580     1,083,760
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.922       0.998            --
                                                                       2010   0.811       0.922       145,659
                                                                       2009   0.628       0.811       121,020
                                                                       2008   1.074       0.628        14,940
                                                                       2007   1.059       1.074        50,324
                                                                       2006   1.002       1.059        59,683
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.294       1.327       128,015
                                                                       2013   1.263       1.294       166,203
                                                                       2012   1.178       1.263       354,412
                                                                       2011   1.161       1.178       151,715
                                                                       2010   1.075       1.161       130,170
                                                                       2009   0.908       1.075       136,767
                                                                       2008   1.080       0.908       107,000
                                                                       2007   1.041       1.080       128,604
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.308       1.348       107,359
                                                                       2013   1.201       1.308       117,042
                                                                       2012   1.097       1.201       335,706
                                                                       2011   1.105       1.097       710,030
                                                                       2010   1.009       1.105       843,380
                                                                       2009   0.831       1.009       900,683
                                                                       2008   1.079       0.831       221,749
                                                                       2007   1.048       1.079       450,376
                                                                       2006   1.002       1.048       116,832
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.304       1.346       948,787
                                                                       2013   1.126       1.304     1,078,022
                                                                       2012   1.012       1.126     1,089,285
                                                                       2011   1.045       1.012     1,259,247
                                                                       2010   0.940       1.045     1,198,334
                                                                       2009   0.756       0.940     1,218,224
                                                                       2008   1.079       0.756     1,178,671
                                                                       2007   1.053       1.079     2,094,626
                                                                       2006   1.002       1.053     1,361,453
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.284       1.327       445,116
                                                                       2013   1.052       1.284       444,558
                                                                       2012   0.928       1.052       424,905
                                                                       2011   0.982       0.928       453,283
                                                                       2010   0.872       0.982       406,162
                                                                       2009   0.688       0.872       452,880
                                                                       2008   1.079       0.688       390,387
                                                                       2007   1.058       1.079       390,395
                                                                       2006   1.002       1.058       643,333
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.260       1.400       596,226
                                                                       2013   0.974       1.260       649,925
                                                                       2012   0.860       0.974       642,043
                                                                       2011   0.861       0.860       741,349
                                                                       2010   0.766       0.861       784,719
                                                                       2009   0.623       0.766       866,895
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.841       1.960     4,493,268

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.578       1.841      5,454,630
                                                                                   2012   1.443       1.578      6,525,554
                                                                                   2011   1.438       1.443      7,347,226
                                                                                   2010   1.332       1.438      9,026,145
                                                                                   2009   1.146       1.332      9,491,992
                                                                                   2008   1.502       1.146      9,827,561
                                                                                   2007   1.468       1.502     11,715,396
                                                                                   2006   1.375       1.468     12,781,425
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2014   2.155       2.346             --
                                                                                   2013   1.617       2.155             --
                                                                                   2012   1.411       1.617             --
                                                                                   2011   1.425       1.411             --
                                                                                   2010   1.302       1.425             --
                                                                                   2009   1.097       1.302             --
                                                                                   2008   1.474       1.097             --
                                                                                   2007   1.395       1.474        655,898
                                                                                   2006   1.264       1.395        561,634
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.937       1.902         63,837
                                                                                   2013   1.553       1.937         63,837
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.616       1.727        242,936
                                                                                   2013   1.186       1.616        296,209
                                                                                   2012   1.017       1.186        352,507
                                                                                   2011   1.050       1.017        397,828
                                                                                   2010   0.916       1.050        591,959
                                                                                   2009   0.652       0.916        696,673
                                                                                   2008   1.144       0.652        795,275
                                                                                   2007   1.067       1.144      1,031,603
                                                                                   2006   0.998       1.067      1,100,035
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.773       1.857        139,675
                                                                                   2013   1.252       1.773        140,502
                                                                                   2012   1.100       1.252        139,890
                                                                                   2011   1.104       1.100        140,663
                                                                                   2010   0.835       1.104        150,461
                                                                                   2009   0.613       0.835        157,399
                                                                                   2008   0.934       0.613        189,170
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.151       1.194             --
                                                                                   2006   1.085       1.151             --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.185       1.199             --
                                                                                   2013   1.214       1.185             --
                                                                                   2012   1.194       1.214             --
                                                                                   2011   1.151       1.194             --
                                                                                   2010   1.106       1.151             --
                                                                                   2009   1.077       1.106             --
                                                                                   2008   1.099       1.077             --
                                                                                   2007   1.071       1.099             --
                                                                                   2006   1.036       1.071             --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.528       1.659         48,259
                                                                                   2013   1.290       1.528         48,259
                                                                                   2012   1.169       1.290         29,691
                                                                                   2011   1.146       1.169         29,691
                                                                                   2010   1.064       1.146             --
                                                                                   2009   0.919       1.064             --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.238       1.345         24,548
                                                                                   2013   0.942       1.238         24,553
                                                                                   2012   0.850       0.942         58,670
                                                                                   2011   0.902       0.850         62,735
                                                                                   2010   0.820       0.902         67,216
                                                                                   2009   0.633       0.820         85,497
                                                                                   2008   1.026       0.633        117,294
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.133       1.142             --
                                                                                   2005   1.121       1.133        181,676
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.112       1.175             --
                                                                                   2005   1.071       1.112             --
PIMCO Variable Insurance Trust

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.109       1.130             --
                                                                                     2006   1.121       1.109        607,213
                                                                                     2005   1.118       1.121        584,691
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.349       1.393             --
                                                                                     2008   1.310       1.349      3,478,390
                                                                                     2007   1.227       1.310      3,699,723
                                                                                     2006   1.203       1.227      3,985,351
                                                                                     2005   1.195       1.203      4,221,279
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   0.948       0.879             --
                                                                                     2007   0.875       0.948         31,826
                                                                                     2006   0.802       0.875         32,139
                                                                                     2005   0.761       0.802         32,678
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490             --
                                                                                     2006   1.098       1.377        212,109
                                                                                     2005   0.996       1.098        158,085
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.923       2.052             --
                                                                                     2006   1.669       1.923        425,127
                                                                                     2005   1.588       1.669        471,617
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   0.914       0.973             --
                                                                                     2005   0.856       0.914        182,430
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.166       1.242             --
                                                                                     2005   1.183       1.166         45,018
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.377       1.503             --
                                                                                     2005   1.247       1.377        243,296
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.250       1.313             --
                                                                                     2005   1.218       1.250        995,006
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.251       1.282             --
                                                                                     2005   1.242       1.251        118,531
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.164       1.205             --
                                                                                     2005   1.125       1.164        109,437
 Travelers Large Cap Subaccount (11/99)............................................. 2006   0.798       0.822             --
                                                                                     2005   0.747       0.798        781,209
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143             --
                                                                                     2005   1.000       1.076         44,303
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.033             --
                                                                                     2005   1.000       1.029             --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.045       1.081             --
                                                                                     2005   1.000       1.045        219,969
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.109             --
                                                                                     2005   1.000       1.063        467,697
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.056             --
                                                                                     2005   1.000       1.036        110,884
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   0.881       0.934             --
                                                                                     2005   0.800       0.881        861,839
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   0.563       0.595             --
                                                                                     2005   0.556       0.563      1,109,072
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.333       1.375             --
                                                                                     2005   1.318       1.333     12,449,370
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.170       1.264             --
                                                                                     2005   1.119       1.170        421,453
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   0.902       1.035             --
                                                                                     2005   0.838       0.902        380,664
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.379       1.462             --
                                                                                     2005   1.325       1.379          6,594
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.116             --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.000       1.061         2,137
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.375       1.388            --
                                                                          2005   1.350       1.375       138,929
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.220       1.208            --
                                                                          2005   1.222       1.220       279,043
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   0.725       0.756            --
                                                                          2005   0.724       0.725     1,169,009
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.305            --
                                                                          2005   1.000       1.134            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269            --
                                                                          2005   1.000       1.107         9,121
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.076       1.036            --
                                                                          2005   1.050       1.076            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2007   1.172       1.276            --
                                                                          2006   1.108       1.172            --
                                                                          2005   1.080       1.108            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.753       0.730            --
                                                                          2008   1.194       0.753       423,984
                                                                          2007   1.245       1.194       462,061
                                                                          2006   1.092       1.245       522,527
                                                                          2005   1.068       1.092       560,677
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.541       0.554            --
                                                                          2008   0.967       0.541       137,420
                                                                          2007   0.876       0.967       140,562
                                                                          2006   0.835       0.876       148,810
                                                                          2005   0.788       0.835       158,132







                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153            --
                                                                         2006   1.000       1.078            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.199       1.258            --
                                                                         2005   1.156       1.199            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.312       1.279            --
                                                                         2005   1.163       1.312         9,868
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.499       2.510        78,160
                                                                         2013   1.971       2.499        91,705
                                                                         2012   1.638       1.971       164,491
                                                                         2011   1.832       1.638       170,582
                                                                         2010   1.670       1.832       228,142
                                                                         2009   1.195       1.670       227,881
                                                                         2008   1.976       1.195       196,025
                                                                         2007   1.753       1.976       322,640
                                                                         2006   1.483       1.753       396,878
                                                                         2005   1.324       1.483       366,359
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.105       2.243        67,236

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.648       2.105       175,341
                                                                                      2012   1.425       1.648       280,801
                                                                                      2011   1.516       1.425       294,277
                                                                                      2010   1.301       1.516       311,824
                                                                                      2009   0.951       1.301       328,613
                                                                                      2008   1.729       0.951       360,971
                                                                                      2007   1.568       1.729       501,271
                                                                                      2006   1.449       1.568       615,511
                                                                                      2005   1.270       1.449       608,021
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.887       2.049       216,736
                                                                                      2013   1.440       1.887       396,547
                                                                                      2012   1.248       1.440       478,951
                                                                                      2011   1.295       1.248       524,662
                                                                                      2010   1.184       1.295       694,442
                                                                                      2009   0.919       1.184       736,770
                                                                                      2008   1.507       0.919       805,816
                                                                                      2007   1.461       1.507     1,935,341
                                                                                      2006   1.292       1.461     2,097,027
                                                                                      2005   1.244       1.292     2,116,141
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.560       1.542            --
                                                                                      2005   1.344       1.560        69,179
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.454       2.568            --
                                                                                      2006   1.886       2.454            --
                                                                                      2005   1.502       1.886            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.552       2.021            --
                                                                                      2005   1.475       1.552       129,943
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.414       1.352            --
                                                                                      2007   1.345       1.414            --
                                                                                      2006   1.176       1.345            --
                                                                                      2005   1.148       1.176            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.160       1.095            --
                                                                                      2007   1.329       1.160            --
                                                                                      2006   1.305       1.329            --
                                                                                      2005   1.256       1.305            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.302       1.415            --
                                                                                      2005   1.204       1.302        22,102
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.299       1.447            --
                                                                                      2005   1.202       1.299        23,557
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.236       2.451            --
                                                                                      2013   1.739       2.236            --
                                                                                      2012   1.526       1.739            --
                                                                                      2011   1.599       1.526            --
                                                                                      2010   1.393       1.599            --
                                                                                      2009   1.047       1.393            --
                                                                                      2008   1.862       1.047            --
                                                                                      2007   1.617       1.862            --
                                                                                      2006   1.478       1.617            --
                                                                                      2005   1.291       1.478            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.108       2.290            --
                                                                                      2013   1.553       2.108            --
                                                                                      2012   1.294       1.553            --
                                                                                      2011   1.356       1.294            --
                                                                                      2010   1.171       1.356            --
                                                                                      2009   0.878       1.171            --
                                                                                      2008   1.525       0.878            --
                                                                                      2007   1.456       1.525            --
                                                                                      2006   1.303       1.456            --
                                                                                      2005   1.100       1.303            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.862       2.979        26,860

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.145       2.862        60,692
                                                                                  2012   1.908       2.145        80,263
                                                                                  2011   2.180       1.908        75,864
                                                                                  2010   1.727       2.180        92,913
                                                                                  2009   1.259       1.727        98,387
                                                                                  2008   2.124       1.259       124,459
                                                                                  2007   1.876       2.124       235,956
                                                                                  2006   1.700       1.876       243,628
                                                                                  2005   1.467       1.700       239,727
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.342       1.560            --
                                                                                  2005   1.236       1.342       258,171
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.077       2.797            --
                                                                                  2007   2.434       3.077       192,608
                                                                                  2006   1.936       2.434       188,869
                                                                                  2005   1.547       1.936       182,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.060       1.797        34,462
                                                                                  2013   1.707       2.060        43,238
                                                                                  2012   1.471       1.707        63,458
                                                                                  2011   1.676       1.471        66,097
                                                                                  2010   1.575       1.676        67,390
                                                                                  2009   1.171       1.575        84,431
                                                                                  2008   2.001       1.171        98,471
                                                                                  2007   1.765       2.001       120,426
                                                                                  2006   1.481       1.765       154,849
                                                                                  2005   1.369       1.481       157,333
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.415       1.692            --
                                                                                  2005   1.324       1.415        86,958
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.061       1.084            --
                                                                                  2005   1.067       1.061            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.211       1.250            --
                                                                                  2005   1.146       1.211            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.481       1.501            --
                                                                                  2009   1.201       1.481            --
                                                                                  2008   1.724       1.201            --
                                                                                  2007   1.443       1.724            --
                                                                                  2006   1.382       1.443            --
                                                                                  2005   1.253       1.382            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.510       1.421            --
                                                                                  2007   1.407       1.510            --
                                                                                  2006   1.215       1.407            --
                                                                                  2005   1.172       1.215            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.697       1.815            --
                                                                                  2010   1.390       1.697            --
                                                                                  2009   0.902       1.390            --
                                                                                  2008   1.641       0.902            --
                                                                                  2007   1.374       1.641            --
                                                                                  2006   1.298       1.374            --
                                                                                  2005   1.185       1.298            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.352       1.514            --
                                                                                  2005   1.324       1.352        18,870
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.308       2.728        77,438
                                                                                  2013   1.591       2.308        90,275
                                                                                  2012   1.365       1.591       157,067
                                                                                  2011   1.357       1.365       159,513
                                                                                  2010   1.106       1.357       184,261
                                                                                  2009   0.837       1.106       189,411
                                                                                  2008   1.431       0.837       201,877
                                                                                  2007   1.487       1.431       214,020
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.778       1.786            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.370       1.778        48,966
                                                                                  2012   1.214       1.370       127,448
                                                                                  2011   1.318       1.214       140,996
                                                                                  2010   1.152       1.318       158,921
                                                                                  2009   0.907       1.152       171,979
                                                                                  2008   1.457       0.907       190,799
                                                                                  2007   1.524       1.457       209,031
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.977       2.154        72,735
                                                                                  2013   1.549       1.977        66,211
                                                                                  2012   1.361       1.549       123,599
                                                                                  2011   1.351       1.361       123,820
                                                                                  2010   1.222       1.351       137,290
                                                                                  2009   1.020       1.222       139,786
                                                                                  2008   1.469       1.020       124,017
                                                                                  2007   1.422       1.469       126,442
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.827       2.045        22,337
                                                                                  2013   1.350       1.827        22,343
                                                                                  2012   1.143       1.350        29,883
                                                                                  2011   1.172       1.143        29,904
                                                                                  2010   1.087       1.172        29,928
                                                                                  2009   0.778       1.087        29,954
                                                                                  2008   1.263       0.778        29,981
                                                                                  2007   1.264       1.263        30,004
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.957       2.146         8,287
                                                                                  2013   1.506       1.957         8,287
                                                                                  2012   1.317       1.506        11,673
                                                                                  2011   1.278       1.317        11,682
                                                                                  2010   1.190       1.278        11,693
                                                                                  2009   0.973       1.190        11,883
                                                                                  2008   1.540       0.973        21,506
                                                                                  2007   1.510       1.540        21,521
                                                                                  2006   1.301       1.510        22,513
                                                                                  2005   1.244       1.301        23,614
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.907       2.970        34,045
                                                                                  2013   2.014       2.907        34,158
                                                                                  2012   1.718       2.014        35,581
                                                                                  2011   1.726       1.718        36,023
                                                                                  2010   1.404       1.726        53,322
                                                                                  2009   1.002       1.404        55,440
                                                                                  2008   1.722       1.002        66,582
                                                                                  2007   1.594       1.722        70,817
                                                                                  2006   1.440       1.594        54,439
                                                                                  2005   1.399       1.440        47,318
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.894       0.870            --
                                                                                  2008   1.458       0.894       138,010
                                                                                  2007   1.415       1.458       148,013
                                                                                  2006   1.252       1.415       193,468
                                                                                  2005   1.224       1.252       193,468
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.968       0.956            --
                                                                                  2010   0.903       0.968            --
                                                                                  2009   0.784       0.903        10,692
                                                                                  2008   1.013       0.784        10,692
                                                                                  2007   1.018       1.013        10,692
                                                                                  2006   0.996       1.018        10,692
                                                                                  2005   0.991       0.996        10,692
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.475       1.546            --
                                                                                  2006   1.272       1.475        10,131
                                                                                  2005   1.245       1.272        10,131
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.213       1.263            --
                                                                                  2006   1.186       1.213            --
                                                                                  2005   1.148       1.186            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.444       1.493            --
                                                                                  2006   1.324       1.444            --
                                                                                  2005   1.227       1.324            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.345       1.404            --
                                                                          2006   1.219       1.345            --
                                                                          2005   1.198       1.219            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.473       1.529            --
                                                                          2006   1.279       1.473       153,794
                                                                          2005   1.262       1.279       142,440
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.649       1.816            --
                                                                          2006   1.497       1.649       404,632
                                                                          2005   1.409       1.497       390,551
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.096       1.130            --
                                                                          2005   1.075       1.096            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.599       1.540            --
                                                                          2007   1.536       1.599            --
                                                                          2006   1.615       1.536            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.986       2.019            --
                                                                          2013   1.841       1.986            --
                                                                          2012   1.604       1.841            --
                                                                          2011   1.593       1.604            --
                                                                          2010   1.396       1.593            --
                                                                          2009   0.965       1.396            --
                                                                          2008   1.295       0.965            --
                                                                          2007   1.284       1.295            --
                                                                          2006   1.220       1.284            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.039       1.160            --
                                                                          2013   1.020       1.039            --
                                                                          2012   0.823       1.020            --
                                                                          2011   0.885       0.823            --
                                                                          2010   0.775       0.885            --
                                                                          2009   0.584       0.775           136
                                                                          2008   1.019       0.584           138
                                                                          2007   1.218       1.019        58,564
                                                                          2006   1.003       1.218       310,322
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.428       2.527            --
                                                                          2013   1.916       2.428         1,264
                                                                          2012   1.589       1.916         6,513
                                                                          2011   1.747       1.589         6,518
                                                                          2010   1.622       1.747         7,837
                                                                          2009   1.154       1.622         7,844
                                                                          2008   2.021       1.154         2,595
                                                                          2007   1.579       2.021            --
                                                                          2006   1.542       1.579            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.519       2.830         1,261
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.440       2.263        35,617
                                                                          2013   1.900       2.440        48,819
                                                                          2012   1.495       1.900        67,547
                                                                          2011   1.771       1.495        70,438
                                                                          2010   1.546       1.771        68,939
                                                                          2009   1.013       1.546        70,829
                                                                          2008   1.741       1.013        76,457
                                                                          2007   1.789       1.741        86,934
                                                                          2006   1.626       1.789        87,440
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.941       2.083            --
                                                                          2013   1.461       1.941            --
                                                                          2012   1.256       1.461            --
                                                                          2011   1.298       1.256            --
                                                                          2010   1.151       1.298            --
                                                                          2009   0.924       1.151            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.324       1.425        64,186

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.035       1.324       142,323
                                                                               2012   0.919       1.035       174,531
                                                                               2011   0.972       0.919       180,527
                                                                               2010   0.789       0.972       197,887
                                                                               2009   0.635       0.789       205,212
                                                                               2008   1.057       0.635       324,370
                                                                               2007   1.070       1.057       523,815
                                                                               2006   1.015       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.177       2.311            --
                                                                               2013   1.578       2.177            --
                                                                               2012   1.356       1.578            --
                                                                               2011   1.393       1.356            --
                                                                               2010   1.122       1.393            --
                                                                               2009   0.852       1.122            --
                                                                               2008   1.413       0.852        14,217
                                                                               2007   1.292       1.413            --
                                                                               2006   1.304       1.292            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.876       1.928         2,473
                                                                               2013   1.434       1.876         2,474
                                                                               2012   1.263       1.434        15,736
                                                                               2011   1.432       1.263         3,836
                                                                               2010   1.220       1.432         2,479
                                                                               2009   0.963       1.220         2,482
                                                                               2008   1.312       0.963         2,484
                                                                               2007   1.350       1.312         2,486
                                                                               2006   1.268       1.350            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.913       0.902            --
                                                                               2008   1.244       0.913            --
                                                                               2007   1.192       1.244            --
                                                                               2006   1.130       1.192            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.930       1.991            --
                                                                               2013   1.817       1.930            --
                                                                               2012   1.635       1.817            --
                                                                               2011   1.589       1.635            --
                                                                               2010   1.430       1.589            --
                                                                               2009   1.063       1.430            --
                                                                               2008   1.327       1.063            --
                                                                               2007   1.265       1.327            --
                                                                               2006   1.209       1.265            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.824       0.783            --
                                                                               2008   1.464       0.824       155,432
                                                                               2007   1.332       1.464       150,905
                                                                               2006   1.351       1.332       152,266
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.235       1.274            --
                                                                               2013   0.971       1.235            --
                                                                               2012   0.848       0.971            --
                                                                               2011   0.993       0.848            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.324       1.322        41,504
                                                                               2013   1.018       1.324        56,905
                                                                               2012   0.879       1.018        81,095
                                                                               2011   0.984       0.879        92,781
                                                                               2010   0.836       0.984       119,818
                                                                               2009   0.674       0.836       133,412
                                                                               2008   0.978       0.674       202,001
                                                                               2007   1.027       0.978       321,269
                                                                               2006   1.003       1.027        75,116
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.487       2.289            --
                                                                               2013   2.661       2.487            --
                                                                               2012   2.277       2.661            --
                                                                               2011   2.843       2.277            --
                                                                               2010   2.335       2.843            --
                                                                               2009   1.406       2.335            --
                                                                               2008   3.211       1.406            --
                                                                               2007   2.552       3.211            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.281       2.125        38,350
                                                                               2008   2.801       1.281        22,733
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.972       1.801            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.685       1.972            --
                                                                          2012   1.471       1.685            --
                                                                          2011   1.678       1.471            --
                                                                          2010   1.534       1.678            --
                                                                          2009   1.188       1.534        20,374
                                                                          2008   2.099       1.188            --
                                                                          2007   2.002       2.099        37,791
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.066       1.154            --
                                                                          2012   1.031       1.066            --
                                                                          2011   1.109       1.031            --
                                                                          2010   0.919       1.109            --
                                                                          2009   0.685       0.919            --
                                                                          2008   1.131       0.685            --
                                                                          2007   1.278       1.131            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.028       2.011            --
                                                                          2013   1.486       2.028            --
                                                                          2012   1.385       1.486            --
                                                                          2011   1.516       1.385            --
                                                                          2010   1.169       1.516            --
                                                                          2009   0.757       1.169            --
                                                                          2008   1.367       0.757            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.331       1.335       266,709
                                                                          2013   1.067       1.331       294,444
                                                                          2012   0.897       1.067       125,810
                                                                          2011   0.998       0.897       130,285
                                                                          2010   0.877       0.998       135,170
                                                                          2009   0.639       0.877       141,268
                                                                          2008   1.095       0.639       145,760
                                                                          2007   1.049       1.095       153,330
                                                                          2006   0.996       1.049       160,161
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.422       1.440        65,281
                                                                          2013   1.591       1.422        43,335
                                                                          2012   1.483       1.591       280,371
                                                                          2011   1.355       1.483       254,045
                                                                          2010   1.278       1.355        80,447
                                                                          2009   1.100       1.278        86,632
                                                                          2008   1.200       1.100        82,526
                                                                          2007   1.135       1.200        84,984
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.521       1.555        81,800
                                                                          2013   1.579       1.521       193,144
                                                                          2012   1.472       1.579       818,545
                                                                          2011   1.454       1.472       880,279
                                                                          2010   1.369       1.454       952,272
                                                                          2009   1.231       1.369     1,006,088
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.826       1.992        24,440
                                                                          2013   1.397       1.826        26,075
                                                                          2012   1.287       1.397        39,102
                                                                          2011   1.374       1.287        39,199
                                                                          2010   1.204       1.374        39,302
                                                                          2009   0.990       1.204        39,393
                                                                          2008   1.502       0.990        37,407
                                                                          2007   1.457       1.502        37,413
                                                                          2006   1.357       1.457        38,058
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.172       1.293            --
                                                                          2006   1.115       1.172            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.832       1.880        33,084
                                                                          2013   1.837       1.832        86,499
                                                                          2012   1.677       1.837        90,149
                                                                          2011   1.648       1.677        94,672
                                                                          2010   1.497       1.648       108,590
                                                                          2009   1.146       1.497       140,023
                                                                          2008   1.308       1.146       126,894
                                                                          2007   1.249       1.308        97,421
                                                                          2006   1.208       1.249        93,819
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.606       1.677            --
                                                                          2012   1.459       1.606            --
                                                                          2011   1.808       1.459            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.314       1.462            --
                                                                          2013   1.001       1.314            --
                                                                          2012   0.864       1.001            --
                                                                          2011   0.917       0.864            --
                                                                          2010   0.798       0.917            --
                                                                          2009   0.687       0.798            --
                                                                          2008   1.098       0.687            --
                                                                          2007   1.076       1.098            --
                                                                          2006   1.001       1.076            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.788       1.948        36,557
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.531       1.604            --
                                                                          2006   1.448       1.531            --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.838       2.050            --
                                                                          2013   1.395       1.838            --
                                                                          2012   1.252       1.395            --
                                                                          2011   1.273       1.252            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.985       1.152            --
                                                                          2008   1.600       0.985            --
                                                                          2007   1.590       1.600            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.295       1.361            --
                                                                          2013   1.329       1.295            --
                                                                          2012   1.259       1.329            --
                                                                          2011   1.204       1.259            --
                                                                          2010   1.132       1.204            --
                                                                          2009   1.053       1.132            --
                                                                          2008   1.111       1.053            --
                                                                          2007   1.065       1.111            --
                                                                          2006   1.027       1.065            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.572       1.680            --
                                                                          2013   1.193       1.572        80,305
                                                                          2012   1.063       1.193        85,274
                                                                          2011   1.189       1.063        94,602
                                                                          2010   1.011       1.189       116,003
                                                                          2009   0.804       1.011       134,412
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.978       0.960            --
                                                                          2013   0.996       0.978            --
                                                                          2012   1.015       0.996            --
                                                                          2011   1.034       1.015            --
                                                                          2010   1.053       1.034            --
                                                                          2009   1.068       1.053            --
                                                                          2008   1.058       1.068            --
                                                                          2007   1.026       1.058            --
                                                                          2006   1.005       1.026            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.747       0.738            --
                                                                          2008   1.273       0.747         2,592
                                                                          2007   1.346       1.273         2,784
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.722       0.753            --
                                                                          2008   1.334       0.722            --
                                                                          2007   1.307       1.334            --
                                                                          2006   1.292       1.307            --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.157       1.272            --
                                                                          2012   1.019       1.157        45,386
                                                                          2011   1.107       1.019        46,984
                                                                          2010   0.985       1.107        49,178
                                                                          2009   0.825       0.985        51,008
                                                                          2008   1.377       0.825        51,630
                                                                          2007   1.348       1.377        57,807
                                                                          2006   1.316       1.348        61,266
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.859       2.026            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.427       1.859            --
                                                                       2012   1.312       1.427            --
                                                                       2011   1.379       1.312            --
                                                                       2010   1.220       1.379            --
                                                                       2009   0.833       1.220            --
                                                                       2008   1.563       0.833            --
                                                                       2007   1.323       1.563            --
                                                                       2006   1.357       1.323            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.920       0.996            --
                                                                       2010   0.810       0.920            --
                                                                       2009   0.627       0.810            --
                                                                       2008   1.073       0.627            --
                                                                       2007   1.059       1.073            --
                                                                       2006   1.002       1.059            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.289       1.322            --
                                                                       2013   1.259       1.289            --
                                                                       2012   1.175       1.259            --
                                                                       2011   1.159       1.175            --
                                                                       2010   1.073       1.159            --
                                                                       2009   0.907       1.073            --
                                                                       2008   1.079       0.907            --
                                                                       2007   1.041       1.079            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.303       1.342        27,672
                                                                       2013   1.197       1.303        27,672
                                                                       2012   1.094       1.197        27,672
                                                                       2011   1.103       1.094        27,672
                                                                       2010   1.007       1.103       434,498
                                                                       2009   0.829       1.007       448,087
                                                                       2008   1.078       0.829       448,099
                                                                       2007   1.047       1.078        27,695
                                                                       2006   1.002       1.047        27,695
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.299       1.340       250,633
                                                                       2013   1.122       1.299       250,722
                                                                       2012   1.009       1.122       250,821
                                                                       2011   1.042       1.009       250,931
                                                                       2010   0.938       1.042       251,052
                                                                       2009   0.755       0.938       251,179
                                                                       2008   1.078       0.755       251,316
                                                                       2007   1.053       1.078       251,440
                                                                       2006   1.002       1.053       251,551
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.279       1.322        58,793
                                                                       2013   1.048       1.279       107,948
                                                                       2012   0.926       1.048       239,978
                                                                       2011   0.980       0.926        56,531
                                                                       2010   0.870       0.980       563,194
                                                                       2009   0.687       0.870       563,253
                                                                       2008   1.078       0.687       563,315
                                                                       2007   1.058       1.078       492,221
                                                                       2006   1.002       1.058       449,736
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.815       2.015           599
                                                                       2013   1.404       1.815        91,781
                                                                       2012   1.239       1.404        83,620
                                                                       2011   1.242       1.239       140,338
                                                                       2010   1.105       1.242       113,753
                                                                       2009   0.899       1.105       131,834
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.642       1.748       146,200
                                                                       2013   1.409       1.642       198,898
                                                                       2012   1.289       1.409       227,419
                                                                       2011   1.284       1.289       242,128
                                                                       2010   1.191       1.284       258,735
                                                                       2009   1.025       1.191       287,576
                                                                       2008   1.344       1.025       314,857
                                                                       2007   1.314       1.344       352,243
                                                                       2006   1.231       1.314       391,019
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.139       2.327            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.605       2.139            --
                                                                                   2012   1.402       1.605            --
                                                                                   2011   1.416       1.402            --
                                                                                   2010   1.295       1.416            --
                                                                                   2009   1.091       1.295            --
                                                                                   2008   1.472       1.091            --
                                                                                   2007   1.393       1.472       116,052
                                                                                   2006   1.262       1.393        99,473
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.074       2.036            --
                                                                                   2013   1.663       2.074            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.610       1.720        11,612
                                                                                   2013   1.182       1.610        12,004
                                                                                   2012   1.014       1.182        11,173
                                                                                   2011   1.047       1.014        12,125
                                                                                   2010   0.914       1.047        12,262
                                                                                   2009   0.651       0.914        12,362
                                                                                   2008   1.143       0.651        12,086
                                                                                   2007   1.067       1.143        52,036
                                                                                   2006   0.998       1.067        12,421
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.076       2.174            --
                                                                                   2013   1.467       2.076            --
                                                                                   2012   1.289       1.467            --
                                                                                   2011   1.295       1.289            --
                                                                                   2010   0.979       1.295            --
                                                                                   2009   0.720       0.979            --
                                                                                   2008   1.097       0.720            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.150       1.192            --
                                                                                   2006   1.084       1.150            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.180       1.192            --
                                                                                   2013   1.209       1.180            --
                                                                                   2012   1.190       1.209            --
                                                                                   2011   1.147       1.190            --
                                                                                   2010   1.102       1.147            --
                                                                                   2009   1.075       1.102            --
                                                                                   2008   1.097       1.075            --
                                                                                   2007   1.069       1.097            --
                                                                                   2006   1.035       1.069            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.520       1.650            --
                                                                                   2013   1.284       1.520            --
                                                                                   2012   1.164       1.284            --
                                                                                   2011   1.142       1.164            --
                                                                                   2010   1.061       1.142            --
                                                                                   2009   0.916       1.061            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.620       1.759            --
                                                                                   2013   1.234       1.620            --
                                                                                   2012   1.114       1.234            --
                                                                                   2011   1.183       1.114            --
                                                                                   2010   1.076       1.183            --
                                                                                   2009   0.830       1.076            --
                                                                                   2008   1.347       0.830            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.997       1.005            --
                                                                                   2005   0.987       0.997            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.111       1.173            --
                                                                                   2005   1.071       1.111            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.109       1.130            --
                                                                                   2006   1.122       1.109       128,903
                                                                                   2005   1.119       1.122       140,482
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.189       1.227            --
                                                                                   2008   1.156       1.189     1,070,964
                                                                                   2007   1.082       1.156       355,704
                                                                                   2006   1.062       1.082       381,793
                                                                                   2005   1.056       1.062       349,936

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.480       1.372            --
                                                                                     2007   1.366       1.480            --
                                                                                     2006   1.253       1.366            --
                                                                                     2005   1.190       1.253            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.861       2.013            --
                                                                                     2006   1.484       1.861            --
                                                                                     2005   1.348       1.484            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.855       1.979            --
                                                                                     2006   1.611       1.855       173,408
                                                                                     2005   1.533       1.611       174,164
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.270       1.351            --
                                                                                     2005   1.189       1.270       152,266
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.135       1.209            --
                                                                                     2005   1.152       1.135            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.480       1.615            --
                                                                                     2005   1.341       1.480            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.254       1.316            --
                                                                                     2005   1.223       1.254        39,678
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.191       1.220            --
                                                                                     2005   1.183       1.191            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.287       1.332            --
                                                                                     2005   1.245       1.287            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.254       1.292            --
                                                                                     2005   1.176       1.254            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.076       1.143            --
                                                                                     2005   1.000       1.076            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.081            --
                                                                                     2005   1.000       1.044       125,731
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063       406,528
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036        26,298
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.365       1.448            --
                                                                                     2005   1.241       1.365            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.284       1.357            --
                                                                                     2005   1.269       1.284            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.194       1.231            --
                                                                                     2005   1.181       1.194       367,601
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.169       1.262            --
                                                                                     2005   1.119       1.169       154,706
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.417       1.626            --
                                                                                     2005   1.318       1.417        84,163
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.280       1.357            --
                                                                                     2005   1.231       1.280        38,066
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.061       1.115            --
                                                                                     2005   1.000       1.061            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.197       1.208            --
                                                                                     2005   1.176       1.197        89,190
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.037       1.027            --
                                                                                     2005   1.039       1.037            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.211       1.263            --
                                                                                     2005   1.209       1.211            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304    --
                                                                          2005   1.000       1.134    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.268    --
                                                                          2005   1.000       1.107    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075       1.035    --
                                                                          2005   1.049       1.075    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.543       1.656    --
                                                                          2013   1.324       1.543    --
                                                                          2012   1.219       1.324    --
                                                                          2011   1.242       1.219    --
                                                                          2010   1.128       1.242    --
                                                                          2009   0.935       1.128    --
                                                                          2008   1.274       0.935    --
                                                                          2007   1.170       1.274    --
                                                                          2006   1.107       1.170    --
                                                                          2005   1.080       1.107    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.922       1.162    --
                                                                          2008   1.463       0.922    --
                                                                          2007   1.526       1.463    --
                                                                          2006   1.340       1.526    --
                                                                          2005   1.311       1.340    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.791       0.810    --
                                                                          2008   1.415       0.791    --
                                                                          2007   1.282       1.415    --
                                                                          2006   1.223       1.282    --
                                                                          2005   1.155       1.223    --







                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.078       1.153            --
                                                                         2006   1.000       1.078            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.043       1.094            --
                                                                         2005   1.000       1.043            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.159       1.130            --
                                                                         2005   1.000       1.159            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   1.880       1.888        71,563
                                                                         2013   1.484       1.880       103,400
                                                                         2012   1.234       1.484       119,189
                                                                         2011   1.380       1.234       121,660
                                                                         2010   1.259       1.380       163,482
                                                                         2009   0.901       1.259       176,849
                                                                         2008   1.491       0.901       190,852
                                                                         2007   1.324       1.491       234,135
                                                                         2006   1.120       1.324       217,417
                                                                         2005   1.000       1.120       179,303
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   1.660       1.767       178,419

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.300       1.660      230,441
                                                                                      2012   1.124       1.300      258,562
                                                                                      2011   1.197       1.124      287,943
                                                                                      2010   1.028       1.197      395,185
                                                                                      2009   0.751       1.028      443,485
                                                                                      2008   1.367       0.751      454,456
                                                                                      2007   1.240       1.367      508,618
                                                                                      2006   1.147       1.240      504,864
                                                                                      2005   1.000       1.147      366,448
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.516       1.646      216,802
                                                                                      2013   1.157       1.516      320,493
                                                                                      2012   1.004       1.157      356,278
                                                                                      2011   1.042       1.004      366,670
                                                                                      2010   0.953       1.042      435,351
                                                                                      2009   0.740       0.953      453,586
                                                                                      2008   1.214       0.740      455,837
                                                                                      2007   1.178       1.214      512,162
                                                                                      2006   1.042       1.178      512,988
                                                                                      2005   1.000       1.042      429,313
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.169       1.156           --
                                                                                      2005   1.000       1.169           --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   1.589       1.663           --
                                                                                      2006   1.222       1.589           --
                                                                                      2005   1.000       1.222           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.087       1.415           --
                                                                                      2005   1.000       1.087       75,854
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.213       1.159           --
                                                                                      2007   1.154       1.213           --
                                                                                      2006   1.010       1.154           --
                                                                                      2005   1.000       1.010           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   0.943       0.889           --
                                                                                      2007   1.080       0.943           --
                                                                                      2006   1.061       1.080           --
                                                                                      2005   1.000       1.061           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.080       1.173           --
                                                                                      2005   1.000       1.080           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.106       1.232           --
                                                                                      2005   1.000       1.106           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   1.709       1.872           --
                                                                                      2013   1.330       1.709           --
                                                                                      2012   1.167       1.330           --
                                                                                      2011   1.223       1.167           --
                                                                                      2010   1.066       1.223           --
                                                                                      2009   0.802       1.066           --
                                                                                      2008   1.427       0.802           --
                                                                                      2007   1.240       1.427           --
                                                                                      2006   1.134       1.240           --
                                                                                      2005   1.000       1.134           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   1.901       2.065           --
                                                                                      2013   1.402       1.901           --
                                                                                      2012   1.169       1.402           --
                                                                                      2011   1.225       1.169           --
                                                                                      2010   1.058       1.225           --
                                                                                      2009   0.794       1.058           --
                                                                                      2008   1.380       0.794           --
                                                                                      2007   1.318       1.380           --
                                                                                      2006   1.180       1.318           --
                                                                                      2005   1.000       1.180           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   1.914       1.991        6,203

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.436       1.914         6,345
                                                                                  2012   1.277       1.436         7,019
                                                                                  2011   1.460       1.277         7,062
                                                                                  2010   1.158       1.460        25,044
                                                                                  2009   0.844       1.158        63,475
                                                                                  2008   1.425       0.844        67,388
                                                                                  2007   1.259       1.425        85,363
                                                                                  2006   1.142       1.259        85,825
                                                                                  2005   1.000       1.142        33,594
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.083       1.258            --
                                                                                  2005   1.000       1.083       162,991
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   1.924       1.748            --
                                                                                  2007   1.523       1.924        68,269
                                                                                  2006   1.211       1.523        50,743
                                                                                  2005   1.000       1.211        13,648
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   1.489       1.299        18,337
                                                                                  2013   1.234       1.489        30,536
                                                                                  2012   1.064       1.234        44,636
                                                                                  2011   1.214       1.064        47,749
                                                                                  2010   1.141       1.214        65,068
                                                                                  2009   0.849       1.141       110,227
                                                                                  2008   1.451       0.849       126,501
                                                                                  2007   1.281       1.451       143,619
                                                                                  2006   1.075       1.281       140,740
                                                                                  2005   1.000       1.075        34,061
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.065       1.273            --
                                                                                  2005   1.000       1.065         9,151
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   0.989       1.011            --
                                                                                  2005   1.000       0.989            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.061       1.095            --
                                                                                  2005   1.000       1.061            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.212       1.228            --
                                                                                  2009   0.983       1.212            --
                                                                                  2008   1.412       0.983            --
                                                                                  2007   1.183       1.412            --
                                                                                  2006   1.134       1.183            --
                                                                                  2005   1.000       1.134            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.295       1.219            --
                                                                                  2007   1.207       1.295            --
                                                                                  2006   1.043       1.207            --
                                                                                  2005   1.000       1.043            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.469       1.571            --
                                                                                  2010   1.203       1.469            --
                                                                                  2009   0.782       1.203            --
                                                                                  2008   1.422       0.782            --
                                                                                  2007   1.191       1.422            --
                                                                                  2006   1.126       1.191            --
                                                                                  2005   1.000       1.126            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.032       1.155            --
                                                                                  2005   1.000       1.032            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   1.898       2.243        10,482
                                                                                  2013   1.309       1.898        11,905
                                                                                  2012   1.124       1.309        18,545
                                                                                  2011   1.118       1.124        20,960
                                                                                  2010   0.911       1.118        34,816
                                                                                  2009   0.690       0.911        37,114
                                                                                  2008   1.181       0.690        32,897
                                                                                  2007   1.227       1.181        34,148
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.443       1.450            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.113       1.443           --
                                                                                  2012   0.987       1.113        3,441
                                                                                  2011   1.072       0.987        6,218
                                                                                  2010   0.937       1.072        6,227
                                                                                  2009   0.738       0.937        6,238
                                                                                  2008   1.186       0.738        6,249
                                                                                  2007   1.241       1.186        6,258
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.633       1.779           --
                                                                                  2013   1.281       1.633        8,376
                                                                                  2012   1.126       1.281        8,376
                                                                                  2011   1.118       1.126        8,376
                                                                                  2010   1.012       1.118       32,382
                                                                                  2009   0.844       1.012       32,395
                                                                                  2008   1.218       0.844        8,387
                                                                                  2007   1.179       1.218        8,391
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.617       1.809           --
                                                                                  2013   1.196       1.617       16,859
                                                                                  2012   1.013       1.196       18,740
                                                                                  2011   1.039       1.013       20,915
                                                                                  2010   0.964       1.039       23,137
                                                                                  2009   0.690       0.964       25,534
                                                                                  2008   1.121       0.690       25,545
                                                                                  2007   1.122       1.121       35,844
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.571       1.722        2,643
                                                                                  2013   1.210       1.571        2,645
                                                                                  2012   1.058       1.210        2,648
                                                                                  2011   1.028       1.058        2,651
                                                                                  2010   0.957       1.028        2,655
                                                                                  2009   0.783       0.957        2,659
                                                                                  2008   1.240       0.783        2,663
                                                                                  2007   1.217       1.240        2,667
                                                                                  2006   1.049       1.217        2,670
                                                                                  2005   1.000       1.049        2,673
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.166       2.212           --
                                                                                  2013   1.501       2.166           --
                                                                                  2012   1.281       1.501           --
                                                                                  2011   1.288       1.281           --
                                                                                  2010   1.049       1.288           --
                                                                                  2009   0.749       1.049       29,903
                                                                                  2008   1.287       0.749       29,903
                                                                                  2007   1.192       1.287       41,790
                                                                                  2006   1.078       1.192           --
                                                                                  2005   1.000       1.078           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.734       0.713           --
                                                                                  2008   1.196       0.734       11,922
                                                                                  2007   1.162       1.196       11,929
                                                                                  2006   1.029       1.162       11,936
                                                                                  2005   1.000       1.029        8,096
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.973       0.961           --
                                                                                  2010   0.908       0.973           --
                                                                                  2009   0.789       0.908           --
                                                                                  2008   1.020       0.789       10,595
                                                                                  2007   1.025       1.020       10,595
                                                                                  2006   1.004       1.025       10,595
                                                                                  2005   1.000       1.004       10,595
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.201       1.259           --
                                                                                  2006   1.036       1.201           --
                                                                                  2005   1.000       1.036           --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.081       1.125           --
                                                                                  2006   1.058       1.081           --
                                                                                  2005   1.000       1.058           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.191       1.232           --
                                                                                  2006   1.093       1.191           --
                                                                                  2005   1.000       1.093           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.136       1.185            --
                                                                          2006   1.030       1.136            --
                                                                          2005   1.000       1.030            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.182       1.227            --
                                                                          2006   1.027       1.182       115,957
                                                                          2005   1.000       1.027       108,174
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.185       1.305            --
                                                                          2006   1.076       1.185        55,177
                                                                          2005   1.000       1.076        52,974
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.020       1.051            --
                                                                          2005   1.000       1.020            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.183       1.139            --
                                                                          2007   1.137       1.183            --
                                                                          2006   1.196       1.137            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.662       1.688            --
                                                                          2013   1.541       1.662            --
                                                                          2012   1.344       1.541            --
                                                                          2011   1.335       1.344            --
                                                                          2010   1.170       1.335            --
                                                                          2009   0.809       1.170            --
                                                                          2008   1.087       0.809            --
                                                                          2007   1.078       1.087            --
                                                                          2006   1.025       1.078            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.035       1.155        16,143
                                                                          2013   1.017       1.035        27,095
                                                                          2012   0.821       1.017        42,819
                                                                          2011   0.883       0.821        43,275
                                                                          2010   0.774       0.883        46,512
                                                                          2009   0.584       0.774        52,698
                                                                          2008   1.018       0.584        77,047
                                                                          2007   1.218       1.018       106,262
                                                                          2006   1.003       1.218        92,204
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   1.813       1.886            --
                                                                          2013   1.431       1.813         9,829
                                                                          2012   1.188       1.431         9,836
                                                                          2011   1.306       1.188         9,844
                                                                          2010   1.214       1.306         9,853
                                                                          2009   0.864       1.214         9,863
                                                                          2008   1.514       0.864        31,225
                                                                          2007   1.183       1.514            --
                                                                          2006   1.156       1.183            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   1.881       2.112         9,823
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   1.837       1.702        33,442
                                                                          2013   1.431       1.837        43,971
                                                                          2012   1.127       1.431        53,017
                                                                          2011   1.335       1.127        50,090
                                                                          2010   1.166       1.335        60,963
                                                                          2009   0.764       1.166        61,576
                                                                          2008   1.314       0.764        73,965
                                                                          2007   1.351       1.314        70,077
                                                                          2006   1.229       1.351        50,924
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.489       1.597            --
                                                                          2013   1.121       1.489            --
                                                                          2012   0.964       1.121            --
                                                                          2011   0.997       0.964            --
                                                                          2010   0.884       0.997            --
                                                                          2009   0.710       0.884            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.318       1.418         1,265

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.031       1.318       13,266
                                                                               2012   0.916       1.031       23,713
                                                                               2011   0.970       0.916       26,648
                                                                               2010   0.787       0.970       27,519
                                                                               2009   0.634       0.787       28,499
                                                                               2008   1.056       0.634       43,072
                                                                               2007   1.070       1.056       61,135
                                                                               2006   1.015       1.070           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.167       2.300           --
                                                                               2013   1.572       2.167           --
                                                                               2012   1.352       1.572           --
                                                                               2011   1.389       1.352           --
                                                                               2010   1.120       1.389           --
                                                                               2009   0.850       1.120           --
                                                                               2008   1.411       0.850           --
                                                                               2007   1.291       1.411           --
                                                                               2006   1.304       1.291           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.868       1.918           --
                                                                               2013   1.429       1.868           --
                                                                               2012   1.259       1.429           --
                                                                               2011   1.428       1.259           --
                                                                               2010   1.217       1.428           --
                                                                               2009   0.961       1.217           --
                                                                               2008   1.310       0.961           --
                                                                               2007   1.348       1.310           --
                                                                               2006   1.268       1.348           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.849       0.839           --
                                                                               2008   1.157       0.849           --
                                                                               2007   1.109       1.157           --
                                                                               2006   1.051       1.109           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.693       1.746           --
                                                                               2013   1.595       1.693           --
                                                                               2012   1.436       1.595           --
                                                                               2011   1.396       1.436           --
                                                                               2010   1.258       1.396           --
                                                                               2009   0.935       1.258           --
                                                                               2008   1.167       0.935           --
                                                                               2007   1.114       1.167           --
                                                                               2006   1.065       1.114           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.702       0.666           --
                                                                               2008   1.247       0.702           --
                                                                               2007   1.135       1.247           --
                                                                               2006   1.152       1.135           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.230       1.268           --
                                                                               2013   0.968       1.230           --
                                                                               2012   0.845       0.968           --
                                                                               2011   0.990       0.845           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.319       1.316       18,091
                                                                               2013   1.015       1.319       17,146
                                                                               2012   0.877       1.015       19,844
                                                                               2011   0.982       0.877       20,036
                                                                               2010   0.835       0.982       38,987
                                                                               2009   0.673       0.835       40,673
                                                                               2008   0.977       0.673       44,010
                                                                               2007   1.027       0.977       62,752
                                                                               2006   1.003       1.027       15,933
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   1.605       1.477           --
                                                                               2013   1.719       1.605           --
                                                                               2012   1.471       1.719           --
                                                                               2011   1.838       1.471           --
                                                                               2010   1.510       1.838           --
                                                                               2009   0.910       1.510           --
                                                                               2008   2.079       0.910           --
                                                                               2007   1.653       2.079           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   0.801       1.327       53,438
                                                                               2008   1.751       0.801       60,100
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.455       1.328           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.243       1.455            --
                                                                          2012   1.086       1.243            --
                                                                          2011   1.239       1.086            --
                                                                          2010   1.134       1.239            --
                                                                          2009   0.878       1.134            --
                                                                          2008   1.553       0.878            --
                                                                          2007   1.482       1.553            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.062       1.149            --
                                                                          2012   1.028       1.062            --
                                                                          2011   1.106       1.028            --
                                                                          2010   0.917       1.106            --
                                                                          2009   0.684       0.917            --
                                                                          2008   1.129       0.684            --
                                                                          2007   1.277       1.129            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.725       1.709            --
                                                                          2013   1.264       1.725            --
                                                                          2012   1.179       1.264            --
                                                                          2011   1.291       1.179            --
                                                                          2010   0.996       1.291            --
                                                                          2009   0.646       0.996            --
                                                                          2008   1.166       0.646            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.326       1.329       159,520
                                                                          2013   1.063       1.326       195,087
                                                                          2012   0.894       1.063         6,785
                                                                          2011   0.995       0.894         6,793
                                                                          2010   0.875       0.995        24,408
                                                                          2009   0.638       0.875        24,771
                                                                          2008   1.094       0.638        18,596
                                                                          2007   1.049       1.094        19,074
                                                                          2006   0.996       1.049        19,087
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.253       1.269            --
                                                                          2013   1.403       1.253         7,928
                                                                          2012   1.308       1.403         7,928
                                                                          2011   1.196       1.308         7,928
                                                                          2010   1.128       1.196        15,709
                                                                          2009   0.972       1.128        15,713
                                                                          2008   1.061       0.972        18,711
                                                                          2007   1.004       1.061        18,714
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.428       1.460        87,274
                                                                          2013   1.484       1.428       106,005
                                                                          2012   1.384       1.484       155,289
                                                                          2011   1.367       1.384       159,679
                                                                          2010   1.288       1.367       157,243
                                                                          2009   1.158       1.288       158,737
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.487       1.621            --
                                                                          2013   1.139       1.487            --
                                                                          2012   1.049       1.139            --
                                                                          2011   1.120       1.049            --
                                                                          2010   0.983       1.120            --
                                                                          2009   0.808       0.983            --
                                                                          2008   1.227       0.808            --
                                                                          2007   1.191       1.227            --
                                                                          2006   1.110       1.191            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.171       1.291            --
                                                                          2006   1.115       1.171            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.538       1.578            --
                                                                          2013   1.543       1.538         8,034
                                                                          2012   1.409       1.543         8,034
                                                                          2011   1.386       1.409         8,034
                                                                          2010   1.259       1.386        63,307
                                                                          2009   0.964       1.259        63,318
                                                                          2008   1.101       0.964        54,617
                                                                          2007   1.052       1.101        34,616
                                                                          2006   1.018       1.052        34,623
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.388       1.449            --
                                                                          2012   1.262       1.388            --
                                                                          2011   1.564       1.262            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.309       1.455           --
                                                                          2013   0.997       1.309           --
                                                                          2012   0.862       0.997           --
                                                                          2011   0.915       0.862           --
                                                                          2010   0.797       0.915           --
                                                                          2009   0.686       0.797           --
                                                                          2008   1.097       0.686           --
                                                                          2007   1.075       1.097           --
                                                                          2006   1.001       1.075           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.452       1.580           --
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.225       1.283           --
                                                                          2006   1.159       1.225           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.465       1.634           --
                                                                          2013   1.113       1.465           --
                                                                          2012   1.000       1.113           --
                                                                          2011   1.017       1.000           --
                                                                          2010   0.920       1.017           --
                                                                          2009   0.787       0.920           --
                                                                          2008   1.279       0.787           --
                                                                          2007   1.272       1.279           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.234       1.297           --
                                                                          2013   1.268       1.234           --
                                                                          2012   1.201       1.268           --
                                                                          2011   1.149       1.201           --
                                                                          2010   1.081       1.149           --
                                                                          2009   1.006       1.081           --
                                                                          2008   1.062       1.006           --
                                                                          2007   1.018       1.062           --
                                                                          2006   0.982       1.018           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.335       1.426       16,404
                                                                          2013   1.014       1.335       14,657
                                                                          2012   0.903       1.014       14,667
                                                                          2011   1.011       0.903       14,679
                                                                          2010   0.860       1.011       14,692
                                                                          2009   0.684       0.860       14,707
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.986       0.968           --
                                                                          2013   1.005       0.986           --
                                                                          2012   1.025       1.005           --
                                                                          2011   1.044       1.025           --
                                                                          2010   1.064       1.044           --
                                                                          2009   1.080       1.064           --
                                                                          2008   1.070       1.080           --
                                                                          2007   1.038       1.070           --
                                                                          2006   1.017       1.038           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.657       0.649           --
                                                                          2008   1.120       0.657           --
                                                                          2007   1.185       1.120           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.620       0.646           --
                                                                          2008   1.144       0.620       15,184
                                                                          2007   1.122       1.144           --
                                                                          2006   1.109       1.122           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.948       1.042           --
                                                                          2012   0.835       0.948       19,023
                                                                          2011   0.908       0.835       21,230
                                                                          2010   0.809       0.908       23,486
                                                                          2009   0.677       0.809       25,918
                                                                          2008   1.132       0.677       25,930
                                                                          2007   1.108       1.132       36,384
                                                                          2006   1.082       1.108       36,393
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.512       1.647           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.162       1.512         2,593
                                                                       2012   1.068       1.162        10,084
                                                                       2011   1.124       1.068        19,874
                                                                       2010   0.994       1.124        42,868
                                                                       2009   0.679       0.994        43,614
                                                                       2008   1.275       0.679        44,987
                                                                       2007   1.080       1.275        46,380
                                                                       2006   1.108       1.080        38,929
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.917       0.993            --
                                                                       2010   0.808       0.917            --
                                                                       2009   0.626       0.808            --
                                                                       2008   1.072       0.626            --
                                                                       2007   1.058       1.072            --
                                                                       2006   1.002       1.058            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.284       1.316            --
                                                                       2013   1.255       1.284            --
                                                                       2012   1.171       1.255            --
                                                                       2011   1.156       1.171            --
                                                                       2010   1.071       1.156            --
                                                                       2009   0.905       1.071            --
                                                                       2008   1.078       0.905            --
                                                                       2007   1.041       1.078            --
                                                                       2006   1.001       1.041            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.298       1.336       269,066
                                                                       2013   1.193       1.298       269,096
                                                                       2012   1.091       1.193       269,129
                                                                       2011   1.100       1.091       249,695
                                                                       2010   1.005       1.100       262,190
                                                                       2009   0.828       1.005       262,197
                                                                       2008   1.077       0.828       262,206
                                                                       2007   1.047       1.077       262,214
                                                                       2006   1.002       1.047       262,221
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.294       1.334            --
                                                                       2013   1.118       1.294            --
                                                                       2012   1.006       1.118            --
                                                                       2011   1.040       1.006            --
                                                                       2010   0.937       1.040       140,681
                                                                       2009   0.754       0.937       142,369
                                                                       2008   1.077       0.754        85,409
                                                                       2007   1.052       1.077        53,095
                                                                       2006   1.002       1.052        90,721
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.274       1.316       188,900
                                                                       2013   1.045       1.274       199,445
                                                                       2012   0.923       1.045       211,312
                                                                       2011   0.978       0.923       222,989
                                                                       2010   0.869       0.978       133,126
                                                                       2009   0.686       0.869       149,081
                                                                       2008   1.077       0.686       149,081
                                                                       2007   1.057       1.077       149,081
                                                                       2006   1.002       1.057       149,081
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.485       1.648            --
                                                                       2013   1.149       1.485            --
                                                                       2012   1.015       1.149            --
                                                                       2011   1.017       1.015            --
                                                                       2010   0.906       1.017        11,907
                                                                       2009   0.738       0.906        11,914
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.386       1.474        11,761
                                                                       2013   1.189       1.386        30,494
                                                                       2012   1.088       1.189        40,159
                                                                       2011   1.085       1.088        45,878
                                                                       2010   1.007       1.085        83,771
                                                                       2009   0.867       1.007        90,757
                                                                       2008   1.137       0.867       114,484
                                                                       2007   1.113       1.137       113,886
                                                                       2006   1.043       1.113       113,928
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.122       2.308            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.594       2.122            --
                                                                                   2012   1.393       1.594            --
                                                                                   2011   1.407       1.393            --
                                                                                   2010   1.287       1.407            --
                                                                                   2009   1.086       1.287            --
                                                                                   2008   1.305       1.086            --
                                                                                   2007   1.236       1.305        74,165
                                                                                   2006   1.120       1.236        44,940
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   1.530       1.501            --
                                                                                   2013   1.227       1.530            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.604       1.712            --
                                                                                   2013   1.178       1.604            --
                                                                                   2012   1.012       1.178            --
                                                                                   2011   1.045       1.012            --
                                                                                   2010   0.912       1.045         7,016
                                                                                   2009   0.650       0.912         7,055
                                                                                   2008   1.142       0.650         7,646
                                                                                   2007   1.067       1.142         8,319
                                                                                   2006   0.998       1.067            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   1.682       1.760            --
                                                                                   2013   1.189       1.682            --
                                                                                   2012   1.045       1.189            --
                                                                                   2011   1.050       1.045            --
                                                                                   2010   0.795       1.050            --
                                                                                   2009   0.584       0.795            --
                                                                                   2008   0.891       0.584            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.072       1.111            --
                                                                                   2006   1.011       1.072            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.094       1.105            --
                                                                                   2013   1.121       1.094            --
                                                                                   2012   1.104       1.121            --
                                                                                   2011   1.065       1.104            --
                                                                                   2010   1.024       1.065            --
                                                                                   2009   0.999       1.024            --
                                                                                   2008   1.020       0.999            --
                                                                                   2007   0.995       1.020            --
                                                                                   2006   0.963       0.995            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.410       1.529            --
                                                                                   2013   1.191       1.410            --
                                                                                   2012   1.081       1.191            --
                                                                                   2011   1.061       1.081            --
                                                                                   2010   0.986       1.061            --
                                                                                   2009   0.852       0.986            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.385       1.504            --
                                                                                   2013   1.056       1.385            --
                                                                                   2012   0.954       1.056            --
                                                                                   2011   1.013       0.954            --
                                                                                   2010   0.921       1.013            --
                                                                                   2009   0.712       0.921            --
                                                                                   2008   1.155       0.712            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   1.009       1.017            --
                                                                                   2005   1.000       1.009            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.044       1.102            --
                                                                                   2005   1.000       1.044            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.981       0.999            --
                                                                                   2006   0.993       0.981        18,714
                                                                                   2005   1.000       0.993        19,964
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.119       1.155            --
                                                                                   2008   1.088       1.119       126,037
                                                                                   2007   1.020       1.088       139,474
                                                                                   2006   1.001       1.020       138,731
                                                                                   2005   1.000       1.001        96,251

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.262       1.170            --
                                                                                     2007   1.166       1.262            --
                                                                                     2006   1.070       1.166            --
                                                                                     2005   1.000       1.070            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.377       1.490            --
                                                                                     2006   1.099       1.377            --
                                                                                     2005   1.000       1.099            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.216       1.297            --
                                                                                     2006   1.056       1.216        39,275
                                                                                     2005   1.000       1.056        13,937
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.083       1.152            --
                                                                                     2005   1.000       1.083            --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.000       1.065            --
                                                                                     2005   1.000       1.000            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.096       1.196            --
                                                                                     2005   1.000       1.096            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.031       1.082            --
                                                                                     2005   1.000       1.031        36,401
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.001       1.025            --
                                                                                     2005   1.000       1.001            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.033       1.068            --
                                                                                     2005   1.000       1.033            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.077       1.109            --
                                                                                     2005   1.000       1.077            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.142            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.029       1.032            --
                                                                                     2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.080            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.063       1.108            --
                                                                                     2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.036       1.055            --
                                                                                     2005   1.000       1.036       245,223
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.092       1.159            --
                                                                                     2005   1.000       1.092            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.048       1.108            --
                                                                                     2005   1.000       1.048        29,365
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.011       1.043            --
                                                                                     2005   1.000       1.011        89,349
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.038       1.120            --
                                                                                     2005   1.000       1.038            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.071       1.229            --
                                                                                     2005   1.000       1.071        47,400
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.047       1.110            --
                                                                                     2005   1.000       1.047            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.115            --
                                                                                     2005   1.000       1.060            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.009       1.018            --
                                                                                     2005   1.000       1.009        30,613
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   0.992       0.982            --
                                                                                     2005   1.000       0.992            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.046       1.090            --
                                                                                     2005   1.000       1.046            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.134       1.304    --
                                                                          2005   1.000       1.134    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268    --
                                                                          2005   1.000       1.106    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.000       0.963    --
                                                                          2005   1.000       1.000    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.454       1.559    --
                                                                          2013   1.248       1.454    --
                                                                          2012   1.149       1.248    --
                                                                          2011   1.171       1.149    --
                                                                          2010   1.064       1.171    --
                                                                          2009   0.883       1.064    --
                                                                          2008   1.203       0.883    --
                                                                          2007   1.106       1.203    --
                                                                          2006   1.047       1.106    --
                                                                          2005   1.000       1.047    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.709       0.893    --
                                                                          2008   1.125       0.709    --
                                                                          2007   1.175       1.125    --
                                                                          2006   1.031       1.175    --
                                                                          2005   1.000       1.031    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.694       0.710    --
                                                                          2008   1.242       0.694    --
                                                                          2007   1.126       1.242    --
                                                                          2006   1.074       1.126    --
                                                                          2005   1.000       1.074    --







                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152           --
                                                                         2006   1.000       1.077           --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330           --
                                                                         2005   1.224       1.268           --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334           --
                                                                         2005   1.217       1.370           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712           --
                                                                         2013   2.136       2.704           --
                                                                         2012   1.778       2.136           --
                                                                         2011   1.991       1.778       30,746
                                                                         2010   1.818       1.991       30,746
                                                                         2009   1.303       1.818       30,746
                                                                         2008   2.158       1.303       35,116
                                                                         2007   1.917       2.158       35,121
                                                                         2006   1.624       1.917       35,126
                                                                         2005   1.452       1.624       33,966
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.323       2.471       40,693

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.822       2.323       40,693
                                                                                      2012   1.577       1.822       40,693
                                                                                      2011   1.680       1.577       40,693
                                                                                      2010   1.444       1.680       40,693
                                                                                      2009   1.057       1.444       40,693
                                                                                      2008   1.925       1.057       45,090
                                                                                      2007   1.748       1.925       45,095
                                                                                      2006   1.618       1.748       45,099
                                                                                      2005   1.420       1.618       43,539
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.042       2.214           --
                                                                                      2013   1.560       2.042           --
                                                                                      2012   1.355       1.560           --
                                                                                      2011   1.408       1.355           --
                                                                                      2010   1.289       1.408           --
                                                                                      2009   1.002       1.289           --
                                                                                      2008   1.645       1.002       17,453
                                                                                      2007   1.598       1.645       17,467
                                                                                      2006   1.415       1.598       17,480
                                                                                      2005   1.364       1.415       17,494
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.610       1.591           --
                                                                                      2005   1.389       1.610        3,713
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871           --
                                                                                      2006   2.112       2.744           --
                                                                                      2005   1.684       2.112           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.787       2.323           --
                                                                                      2005   1.701       1.787           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.456       1.392           --
                                                                                      2007   1.387       1.456           --
                                                                                      2006   1.215       1.387           --
                                                                                      2005   1.187       1.215           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.265       1.193           --
                                                                                      2007   1.451       1.265        5,215
                                                                                      2006   1.427       1.451        4,412
                                                                                      2005   1.375       1.427        4,217
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.410           --
                                                                                      2005   1.202       1.298           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.295       1.442           --
                                                                                      2005   1.200       1.295           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.402       2.629           --
                                                                                      2013   1.872       2.402           --
                                                                                      2012   1.644       1.872           --
                                                                                      2011   1.725       1.644           --
                                                                                      2010   1.505       1.725           --
                                                                                      2009   1.134       1.505           --
                                                                                      2008   2.018       1.134           --
                                                                                      2007   1.756       2.018           --
                                                                                      2006   1.607       1.756           --
                                                                                      2005   1.406       1.607           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.191       2.377           --
                                                                                      2013   1.617       2.191           --
                                                                                      2012   1.350       1.617           --
                                                                                      2011   1.416       1.350           --
                                                                                      2010   1.224       1.416           --
                                                                                      2009   0.920       1.224           --
                                                                                      2008   1.600       0.920           --
                                                                                      2007   1.530       1.600           --
                                                                                      2006   1.371       1.530           --
                                                                                      2005   1.159       1.371           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.142       3.266           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.359       3.142           --
                                                                                  2012   2.101       2.359           --
                                                                                  2011   2.405       2.101           --
                                                                                  2010   1.908       2.405           --
                                                                                  2009   1.393       1.908           --
                                                                                  2008   2.353       1.393           --
                                                                                  2007   2.082       2.353           --
                                                                                  2006   1.889       2.082           --
                                                                                  2005   1.633       1.889       18,885
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.459       1.693           --
                                                                                  2005   1.347       1.459        3,077
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.490       3.171           --
                                                                                  2007   2.765       3.490           --
                                                                                  2006   2.202       2.765           --
                                                                                  2005   1.763       2.202           --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.211       1.926           --
                                                                                  2013   1.834       2.211           --
                                                                                  2012   1.583       1.834       21,921
                                                                                  2011   1.807       1.583       21,921
                                                                                  2010   1.700       1.807       21,921
                                                                                  2009   1.266       1.700       21,921
                                                                                  2008   2.166       1.266       21,921
                                                                                  2007   1.914       2.166       21,921
                                                                                  2006   1.608       1.914       21,921
                                                                                  2005   1.489       1.608           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.535       1.833           --
                                                                                  2005   1.438       1.535           --
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.058       1.081           --
                                                                                  2005   1.066       1.058           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.241       1.281           --
                                                                                  2005   1.176       1.241           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626           --
                                                                                  2009   1.304       1.606           --
                                                                                  2008   1.874       1.304           --
                                                                                  2007   1.571       1.874           --
                                                                                  2006   1.507       1.571           --
                                                                                  2005   1.369       1.507           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.561       1.468           --
                                                                                  2007   1.456       1.561           --
                                                                                  2006   1.259       1.456           --
                                                                                  2005   1.217       1.259           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.897       2.028           --
                                                                                  2010   1.556       1.897           --
                                                                                  2009   1.012       1.556           --
                                                                                  2008   1.843       1.012           --
                                                                                  2007   1.545       1.843           --
                                                                                  2006   1.461       1.545           --
                                                                                  2005   1.337       1.461           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.527       1.708           --
                                                                                  2005   1.498       1.527           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.507       2.959           --
                                                                                  2013   1.731       2.507           --
                                                                                  2012   1.488       1.731           --
                                                                                  2011   1.481       1.488           --
                                                                                  2010   1.209       1.481           --
                                                                                  2009   0.916       1.209           --
                                                                                  2008   1.569       0.916       12,081
                                                                                  2007   1.631       1.569       11,855
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973           --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.517       1.965        3,394
                                                                                  2012   1.346       1.517        3,542
                                                                                  2011   1.464       1.346        3,556
                                                                                  2010   1.281       1.464        3,434
                                                                                  2009   1.010       1.281        3,347
                                                                                  2008   1.625       1.010        9,886
                                                                                  2007   1.701       1.625        9,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.073       2.256           --
                                                                                  2013   1.627       2.073           --
                                                                                  2012   1.432       1.627           --
                                                                                  2011   1.424       1.432           --
                                                                                  2010   1.289       1.424           --
                                                                                  2009   1.077       1.289           --
                                                                                  2008   1.555       1.077           --
                                                                                  2007   1.506       1.555           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.106       2.353           --
                                                                                  2013   1.559       2.106           --
                                                                                  2012   1.321       1.559           --
                                                                                  2011   1.357       1.321           --
                                                                                  2010   1.260       1.357           --
                                                                                  2009   0.903       1.260           --
                                                                                  2008   1.469       0.903           --
                                                                                  2007   1.472       1.469           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287           --
                                                                                  2013   1.609       2.088           --
                                                                                  2012   1.410       1.609           --
                                                                                  2011   1.370       1.410           --
                                                                                  2010   1.277       1.370           --
                                                                                  2009   1.046       1.277           --
                                                                                  2008   1.658       1.046           --
                                                                                  2007   1.628       1.658           --
                                                                                  2006   1.405       1.628           --
                                                                                  2005   1.345       1.405           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341           --
                                                                                  2013   2.272       3.275           --
                                                                                  2012   1.941       2.272           --
                                                                                  2011   1.953       1.941           --
                                                                                  2010   1.592       1.953           --
                                                                                  2009   1.137       1.592           --
                                                                                  2008   1.957       1.137           --
                                                                                  2007   1.815       1.957           --
                                                                                  2006   1.642       1.815           --
                                                                                  2005   1.597       1.642           --
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924           --
                                                                                  2008   1.551       0.950           --
                                                                                  2007   1.509       1.551           --
                                                                                  2006   1.337       1.509           --
                                                                                  2005   1.308       1.337           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945           --
                                                                                  2010   0.895       0.958           --
                                                                                  2009   0.777       0.895           --
                                                                                  2008   1.006       0.777           --
                                                                                  2007   1.013       1.006           --
                                                                                  2006   0.993       1.013           --
                                                                                  2005   0.989       0.993           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718           --
                                                                                  2006   1.417       1.640        9,474
                                                                                  2005   1.389       1.417        9,670
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470           --
                                                                                  2006   1.383       1.413           --
                                                                                  2005   1.341       1.383           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691           --
                                                                                  2006   1.502       1.635        1,240
                                                                                  2005   1.394       1.502        1,300

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)..................... 2007   1.467       1.531           --
                                                                            2006   1.332       1.467           --
                                                                            2005   1.311       1.332           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)................ 2007   1.592       1.653           --
                                                                            2006   1.385       1.592           --
                                                                            2005   1.369       1.385           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................... 2007   1.780       1.960           --
                                                                            2006   1.618       1.780           --
                                                                            2005   1.525       1.618           --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................... 2006   1.093       1.126           --
                                                                            2005   1.074       1.093           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2007   1.669       1.735           --
                                                                            2006   1.758       1.669           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06)..................... 2014   2.158       2.189           --
                                                                            2013   2.003       2.158           --
                                                                            2012   1.748       2.003           --
                                                                            2011   1.738       1.748           --
                                                                            2010   1.525       1.738           --
                                                                            2009   1.056       1.525           --
                                                                            2008   1.420       1.056           --
                                                                            2007   1.410       1.420           --
                                                                            2006   1.341       1.410           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2014   1.027       1.145           --
                                                                            2013   1.010       1.027           --
                                                                            2012   0.816       1.010           --
                                                                            2011   0.879       0.816           --
                                                                            2010   0.771       0.879           --
                                                                            2009   0.582       0.771           --
                                                                            2008   1.016       0.582           --
                                                                            2007   1.217       1.016           --
                                                                            2006   1.003       1.217           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.476       2.575           --
                                                                            2013   1.956       2.476        2,712
                                                                            2012   1.625       1.956        2,724
                                                                            2011   1.789       1.625        2,870
                                                                            2010   1.664       1.789        2,715
                                                                            2009   1.185       1.664        2,569
                                                                            2008   2.080       1.185        3,839
                                                                            2007   1.626       2.080        3,322
                                                                            2006   1.591       1.626        3,916
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2014   2.567       2.881        2,480
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2007   1.938       1.883           --
                                                                            2006   1.764       1.938           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2014   2.101       2.251           --
                                                                            2013   1.583       2.101           --
                                                                            2012   1.363       1.583           --
                                                                            2011   1.411       1.363           --
                                                                            2010   1.253       1.411           --
                                                                            2009   1.007       1.253           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2007   1.289       1.408           --
                                                                            2006   1.303       1.289           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2007   1.346       1.307           --
                                                                            2006   1.266       1.346           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2007   1.187       1.237           --
                                                                            2006   1.126       1.187           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2014   2.121       2.185           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.000       2.121           --
                                                                              2012   1.803       2.000           --
                                                                              2011   1.755       1.803           --
                                                                              2010   1.582       1.755           --
                                                                              2009   1.177       1.582           --
                                                                              2008   1.471       1.177           --
                                                                              2007   1.405       1.471           --
                                                                              2006   1.344       1.405           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.881       0.836           --
                                                                              2008   1.567       0.881           --
                                                                              2007   1.429       1.567           --
                                                                              2006   1.450       1.429           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............... 2014   1.221       1.257           --
                                                                              2013   0.961       1.221           --
                                                                              2012   0.840       0.961           --
                                                                              2011   0.985       0.840           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2007   2.853       3.585           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.451       2.403           --
                                                                              2008   3.176       1.451           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................ 2013   1.053       1.140           --
                                                                              2012   1.021       1.053           --
                                                                              2011   1.099       1.021           --
                                                                              2010   0.913       1.099           --
                                                                              2009   0.681       0.913           --
                                                                              2008   1.126       0.681           --
                                                                              2007   1.274       1.126           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................ 2014   1.316       1.318           --
                                                                              2013   1.056       1.316           --
                                                                              2012   0.889       1.056           --
                                                                              2011   0.991       0.889           --
                                                                              2010   0.872       0.991           --
                                                                              2009   0.636       0.872           --
                                                                              2008   1.092       0.636           --
                                                                              2007   1.048       1.092           --
                                                                              2006   0.996       1.048           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2014   1.522       1.554       29,628
                                                                              2013   1.583       1.522       29,232
                                                                              2012   1.478       1.583       28,323
                                                                              2011   1.461       1.478       28,014
                                                                              2010   1.378       1.461       28,174
                                                                              2009   1.240       1.378       28,025
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................... 2007   1.559       1.604           --
                                                                              2006   1.453       1.559           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)...................... 2007   1.169       1.289           --
                                                                              2006   1.114       1.169           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................... 2014   1.974       2.024       20,063
                                                                              2013   1.983       1.974       20,063
                                                                              2012   1.813       1.983       20,063
                                                                              2011   1.785       1.813       20,063
                                                                              2010   1.623       1.785       20,063
                                                                              2009   1.244       1.623       20,063
                                                                              2008   1.422       1.244       20,063
                                                                              2007   1.360       1.422       20,063
                                                                              2006   1.317       1.360       20,063
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2013   1.789       1.868           --
                                                                              2012   1.628       1.789           --
                                                                              2011   2.020       1.628           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).............. 2014   1.299       1.443        5,016

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.991       1.299       5,117
                                                                        2012   0.857       0.991       5,438
                                                                        2011   0.911       0.857       5,643
                                                                        2010   0.794       0.911       5,539
                                                                        2009   0.684       0.794       5,313
                                                                        2008   1.095       0.684       4,944
                                                                        2007   1.075       1.095       4,508
                                                                        2006   1.001       1.075       4,460
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.975       2.149       3,367
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691          --
                                                                        2006   1.529       1.615          --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137          --
                                                                        2013   1.459       1.919          --
                                                                        2012   1.312       1.459          --
                                                                        2011   1.335       1.312          --
                                                                        2010   1.210       1.335          --
                                                                        2009   1.036       1.210          --
                                                                        2008   1.685       1.036          --
                                                                        2007   1.677       1.685          --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.323       1.389          --
                                                                        2013   1.360       1.323          --
                                                                        2012   1.291       1.360          --
                                                                        2011   1.236       1.291          --
                                                                        2010   1.164       1.236          --
                                                                        2009   1.084       1.164          --
                                                                        2008   1.146       1.084          --
                                                                        2007   1.100       1.146          --
                                                                        2006   1.061       1.100          --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780          --
                                                                        2013   1.268       1.668          --
                                                                        2012   1.131       1.268          --
                                                                        2011   1.267       1.131          --
                                                                        2010   1.079       1.267          --
                                                                        2009   0.859       1.079          --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.956       0.937          --
                                                                        2013   0.975       0.956          --
                                                                        2012   0.995       0.975          --
                                                                        2011   1.015       0.995          --
                                                                        2010   1.035       1.015          --
                                                                        2009   1.052       1.035          --
                                                                        2008   1.043       1.052          --
                                                                        2007   1.013       1.043          --
                                                                        2006   0.993       1.013          --
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785          --
                                                                        2008   1.393       0.753          --
                                                                        2007   1.367       1.393          --
                                                                        2006   1.352       1.367          --
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364          --
                                                                        2012   1.095       1.241          --
                                                                        2011   1.191       1.095          --
                                                                        2010   1.062       1.191          --
                                                                        2009   0.890       1.062          --
                                                                        2008   1.489       0.890          --
                                                                        2007   1.459       1.489          --
                                                                        2006   1.426       1.459          --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302          --
                                                                        2013   1.627       2.115          --
                                                                        2012   1.497       1.627          --
                                                                        2011   1.577       1.497          --
                                                                        2010   1.396       1.577          --
                                                                        2009   0.955       1.396          --
                                                                        2008   1.795       0.955          --
                                                                        2007   1.521       1.795          --
                                                                        2006   1.562       1.521          --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)......... 2007   1.057       1.070          --
                                                                        2006   1.002       1.057          --

                       PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2007   1.040       1.076           --
                                                                                 2006   1.001       1.040           --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2007   1.046       1.075           --
                                                                                 2006   1.002       1.046           --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2007   1.052       1.076           --
                                                                                 2006   1.002       1.052           --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2007   1.057       1.075           --
                                                                                 2006   1.002       1.057           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2014   1.914       2.122           --
                                                                                 2013   1.483       1.914           --
                                                                                 2012   1.311       1.483           --
                                                                                 2011   1.315       1.311           --
                                                                                 2010   1.172       1.315           --
                                                                                 2009   0.955       1.172           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2014   1.687       1.793       80,883
                                                                                 2013   1.449       1.687       80,883
                                                                                 2012   1.328       1.449       80,883
                                                                                 2011   1.326       1.328       80,883
                                                                                 2010   1.231       1.326       80,883
                                                                                 2009   1.061       1.231       80,883
                                                                                 2008   1.393       1.061       85,913
                                                                                 2007   1.365       1.393       85,919
                                                                                 2006   1.280       1.365       85,924
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2014   1.882       2.045           --
                                                                                 2013   1.415       1.882           --
                                                                                 2012   1.238       1.415           --
                                                                                 2011   1.252       1.238           --
                                                                                 2010   1.146       1.252           --
                                                                                 2009   0.968       1.146           --
                                                                                 2008   1.463       0.968           --
                                                                                 2007   1.387       1.463           --
                                                                                 2006   1.259       1.387           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2014   2.230       2.186           --
                                                                                 2013   1.791       2.230           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)....................... 2014   1.428       1.395           --
                                                                                 2013   1.148       1.428           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2007   1.066       1.140           --
                                                                                 2006   0.998       1.066           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)....... 2007   1.145       1.187           --
                                                                                 2006   1.081       1.145           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2007   1.065       1.091           --
                                                                                 2006   1.032       1.065           --
 MSF WMC Balanced Subaccount (Class A) (5/09)................................... 2014   1.498       1.624           --
                                                                                 2013   1.268       1.498           --
                                                                                 2012   1.151       1.268           --
                                                                                 2011   1.131       1.151           --
                                                                                 2010   1.052       1.131           --
                                                                                 2009   0.909       1.052           --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................. 2014   1.653       1.793           --
                                                                                 2013   1.262       1.653           --
                                                                                 2012   1.141       1.262           --
                                                                                 2011   1.213       1.141           --
                                                                                 2010   1.104       1.213           --
                                                                                 2009   0.854       1.104           --
                                                                                 2008   1.387       0.854           --
Money Market Portfolio
 Money Market Subaccount (10/97)................................................ 2006   0.986       0.993           --
                                                                                 2005   0.978       0.986           --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................. 2006   1.109       1.170           --
                                                                                 2005   1.070       1.109           --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)..................... 2007   1.101       1.121           --
                                                                                     2006   1.115       1.101           --
                                                                                     2005   1.114       1.115           --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................... 2009   1.199       1.237           --
                                                                                     2008   1.167       1.199       34,622
                                                                                     2007   1.095       1.167       36,373
                                                                                     2006   1.076       1.095       36,588
                                                                                     2005   1.071       1.076       35,267
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.618       1.499           --
                                                                                     2007   1.496       1.618           --
                                                                                     2006   1.374       1.496           --
                                                                                     2005   1.307       1.374           --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.965       2.124           --
                                                                                     2006   1.569       1.965           --
                                                                                     2005   1.427       1.569           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.138       2.281           --
                                                                                     2006   1.860       2.138           --
                                                                                     2005   1.773       1.860           --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.364       1.450           --
                                                                                     2005   1.279       1.364           --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.263       1.344           --
                                                                                     2005   1.284       1.263           --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.611       1.758           --
                                                                                     2005   1.462       1.611           --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.359       1.426           --
                                                                                     2005   1.327       1.359           --
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.309       1.341           --
                                                                                     2005   1.303       1.309           --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.368       1.415           --
                                                                                     2005   1.325       1.368           --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352           --
                                                                                     2005   1.233       1.314           --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141           --
                                                                                     2005   1.000       1.075           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031           --
                                                                                     2005   1.000       1.028           --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079           --
                                                                                     2005   1.000       1.044           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106           --
                                                                                     2005   1.000       1.062           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054           --
                                                                                     2005   1.000       1.035           --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529           --
                                                                                     2005   1.313       1.442           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562           --
                                                                                     2005   1.463       1.478           --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280           --
                                                                                     2005   1.230       1.242       82,303
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259           --
                                                                                     2005   1.118       1.166           --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764           --
                                                                                     2005   1.432       1.537           --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453           --
                                                                                     2005   1.320       1.372           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.060       1.114    --
                                                                          2005   1.000       1.060    --
 Travelers Pioneer Strategic Income Subaccount (5/00).................... 2006   1.306       1.317    --
                                                                          2005   1.285       1.306    --
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.073       1.061    --
                                                                          2005   1.077       1.073    --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.361       1.418    --
                                                                          2005   1.361       1.361    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303    --
                                                                          2005   1.000       1.133    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266    --
                                                                          2005   1.000       1.105    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.072       1.032    --
                                                                          2005   1.048       1.072    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.521       1.630    --
                                                                          2013   1.307       1.521    --
                                                                          2012   1.205       1.307    --
                                                                          2011   1.229       1.205    --
                                                                          2010   1.118       1.229    --
                                                                          2009   0.929       1.118    --
                                                                          2008   1.267       0.929    --
                                                                          2007   1.165       1.267    --
                                                                          2006   1.104       1.165    --
                                                                          2005   1.079       1.104    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   1.005       0.974    --
                                                                          2008   1.598       1.005    --
                                                                          2007   1.669       1.598    --
                                                                          2006   1.467       1.669    --
                                                                          2005   1.438       1.467    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.824       0.843    --
                                                                          2008   1.477       0.824    --
                                                                          2007   1.340       1.477    --
                                                                          2006   1.280       1.340    --
                                                                          2005   1.211       1.280    --







                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.152            --
                                                                         2006   1.000       1.077         6,213
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.268       1.330            --
                                                                         2005   1.224       1.268         4,676
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.370       1.334            --
                                                                         2005   1.217       1.370       104,732
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.704       2.712       116,572

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   2.136       2.704       167,480
                                                                                      2012   1.778       2.136       267,228
                                                                                      2011   1.991       1.778       326,492
                                                                                      2010   1.818       1.991       496,427
                                                                                      2009   1.303       1.818       568,754
                                                                                      2008   2.158       1.303       585,001
                                                                                      2007   1.917       2.158       546,193
                                                                                      2006   1.624       1.917       673,510
                                                                                      2005   1.452       1.624       620,985
 American Funds Growth Subaccount (Class 2) (11/99).................................. 2014   2.323       2.471       755,601
                                                                                      2013   1.822       2.323       968,899
                                                                                      2012   1.577       1.822     1,180,026
                                                                                      2011   1.680       1.577     1,338,099
                                                                                      2010   1.444       1.680     1,580,376
                                                                                      2009   1.057       1.444     1,769,843
                                                                                      2008   1.925       1.057     1,967,352
                                                                                      2007   1.748       1.925     2,263,556
                                                                                      2006   1.618       1.748     2,558,407
                                                                                      2005   1.420       1.618     2,623,671
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   2.042       2.214       807,371
                                                                                      2013   1.560       2.042     1,045,269
                                                                                      2012   1.355       1.560     1,318,354
                                                                                      2011   1.408       1.355     1,609,927
                                                                                      2010   1.289       1.408     1,874,223
                                                                                      2009   1.002       1.289     2,027,763
                                                                                      2008   1.645       1.002     2,178,947
                                                                                      2007   1.598       1.645     2,469,648
                                                                                      2006   1.415       1.598     2,652,459
                                                                                      2005   1.364       1.415     2,780,088
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.610       1.591            --
                                                                                      2005   1.389       1.610       108,294
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.744       2.871            --
                                                                                      2006   2.112       2.744         5,490
                                                                                      2005   1.684       2.112         4,145
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.787       2.323            --
                                                                                      2005   1.701       1.787        51,519
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2007   1.387       1.456        30,130
                                                                                      2006   1.215       1.387        30,152
                                                                                      2005   1.187       1.215        51,129
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2007   1.451       1.265        82,064
                                                                                      2006   1.427       1.451       119,932
                                                                                      2005   1.375       1.427       125,434
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.298       1.410            --
                                                                                      2005   1.202       1.298        24,867
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.295       1.442            --
                                                                                      2005   1.200       1.295            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.402       2.629        25,343
                                                                                      2013   1.872       2.402        44,528
                                                                                      2012   1.644       1.872       124,925
                                                                                      2011   1.725       1.644       159,662
                                                                                      2010   1.505       1.725       224,907
                                                                                      2009   1.134       1.505       232,095
                                                                                      2008   2.018       1.134       242,984
                                                                                      2007   1.756       2.018       253,177
                                                                                      2006   1.607       1.756       247,953
                                                                                      2005   1.406       1.607       244,095
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2007   1.530       1.600            --
                                                                                      2006   1.371       1.530            --
                                                                                      2005   1.159       1.371            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2014   3.142       3.266        61,357
                                                                                  2013   2.359       3.142        81,777
                                                                                  2012   2.101       2.359       168,155
                                                                                  2011   2.405       2.101       253,032
                                                                                  2010   1.908       2.405       259,296
                                                                                  2009   1.393       1.908       269,311
                                                                                  2008   2.353       1.393       277,225
                                                                                  2007   2.082       2.353       329,854
                                                                                  2006   1.889       2.082       345,497
                                                                                  2005   1.633       1.889       490,035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.459       1.693            --
                                                                                  2005   1.347       1.459       532,076
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2007   2.765       3.490        97,287
                                                                                  2006   2.202       2.765        78,000
                                                                                  2005   1.763       2.202        93,411
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.211       1.926        81,013
                                                                                  2013   1.834       2.211       102,270
                                                                                  2012   1.583       1.834       184,226
                                                                                  2011   1.807       1.583       218,943
                                                                                  2010   1.700       1.807       254,343
                                                                                  2009   1.266       1.700       263,360
                                                                                  2008   2.166       1.266       269,485
                                                                                  2007   1.914       2.166       346,313
                                                                                  2006   1.608       1.914       409,605
                                                                                  2005   1.489       1.608       363,409
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.535       1.833            --
                                                                                  2005   1.438       1.535        82,507
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.058       1.081            --
                                                                                  2005   1.066       1.058            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.241       1.281            --
                                                                                  2005   1.176       1.241           213
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.606       1.626            --
                                                                                  2009   1.304       1.606        38,265
                                                                                  2008   1.874       1.304        47,244
                                                                                  2007   1.571       1.874        50,942
                                                                                  2006   1.507       1.571        47,206
                                                                                  2005   1.369       1.507        45,287
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2007   1.456       1.561         9,123
                                                                                  2006   1.259       1.456         9,123
                                                                                  2005   1.217       1.259         9,123
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2007   1.545       1.843            --
                                                                                  2006   1.461       1.545            --
                                                                                  2005   1.337       1.461            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.527       1.708            --
                                                                                  2005   1.498       1.527       185,107
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.507       2.959       222,470
                                                                                  2013   1.731       2.507       551,160
                                                                                  2012   1.488       1.731       702,672
                                                                                  2011   1.481       1.488       982,507
                                                                                  2010   1.209       1.481     1,073,899
                                                                                  2009   0.916       1.209     1,146,181
                                                                                  2008   1.569       0.916     1,218,795
                                                                                  2007   1.631       1.569     1,522,176
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.965       1.973            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.517       1.965       323,845
                                                                                  2012   1.346       1.517       422,482
                                                                                  2011   1.464       1.346       500,765
                                                                                  2010   1.281       1.464       541,144
                                                                                  2009   1.010       1.281       580,428
                                                                                  2008   1.625       1.010       614,275
                                                                                  2007   1.701       1.625       751,038
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.073       2.256       349,257
                                                                                  2013   1.627       2.073       467,486
                                                                                  2012   1.432       1.627       578,072
                                                                                  2011   1.424       1.432       709,638
                                                                                  2010   1.289       1.424       776,702
                                                                                  2009   1.077       1.289       828,892
                                                                                  2008   1.555       1.077       787,380
                                                                                  2007   1.506       1.555       977,846
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.106       2.353        82,686
                                                                                  2013   1.559       2.106       121,037
                                                                                  2012   1.321       1.559       125,489
                                                                                  2011   1.357       1.321       153,103
                                                                                  2010   1.260       1.357       157,230
                                                                                  2009   0.903       1.260       174,642
                                                                                  2008   1.469       0.903       185,729
                                                                                  2007   1.472       1.469       332,537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.088       2.287       109,490
                                                                                  2013   1.609       2.088       110,414
                                                                                  2012   1.410       1.609       167,667
                                                                                  2011   1.370       1.410       172,564
                                                                                  2010   1.277       1.370       206,094
                                                                                  2009   1.046       1.277       209,459
                                                                                  2008   1.658       1.046       223,704
                                                                                  2007   1.628       1.658       253,891
                                                                                  2006   1.405       1.628       231,247
                                                                                  2005   1.345       1.405       244,928
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.275       3.341        72,904
                                                                                  2013   2.272       3.275        74,682
                                                                                  2012   1.941       2.272        88,611
                                                                                  2011   1.953       1.941       105,501
                                                                                  2010   1.592       1.953       109,303
                                                                                  2009   1.137       1.592       117,268
                                                                                  2008   1.957       1.137       125,188
                                                                                  2007   1.815       1.957       227,745
                                                                                  2006   1.642       1.815       100,852
                                                                                  2005   1.597       1.642        99,006
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.950       0.924            --
                                                                                  2008   1.551       0.950       240,557
                                                                                  2007   1.509       1.551       262,292
                                                                                  2006   1.337       1.509       268,238
                                                                                  2005   1.308       1.337       283,325
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.958       0.945            --
                                                                                  2010   0.895       0.958        34,947
                                                                                  2009   0.777       0.895        53,214
                                                                                  2008   1.006       0.777        76,954
                                                                                  2007   1.013       1.006        83,479
                                                                                  2006   0.993       1.013        85,099
                                                                                  2005   0.989       0.993        85,790
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.640       1.718            --
                                                                                  2006   1.417       1.640       260,923
                                                                                  2005   1.389       1.417       270,363
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.413       1.470            --
                                                                                  2006   1.383       1.413         8,527
                                                                                  2005   1.341       1.383         5,051
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.635       1.691            --
                                                                                  2006   1.502       1.635        60,638
                                                                                  2005   1.394       1.502        57,247

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.467       1.531            --
                                                                          2006   1.332       1.467        38,985
                                                                          2005   1.311       1.332        40,374
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.592       1.653            --
                                                                          2006   1.385       1.592       412,477
                                                                          2005   1.369       1.385       383,591
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.780       1.960            --
                                                                          2006   1.618       1.780       333,170
                                                                          2005   1.525       1.618       358,455
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.093       1.126            --
                                                                          2005   1.074       1.093            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.735       1.670            --
                                                                          2007   1.669       1.735        44,624
                                                                          2006   1.758       1.669        53,825
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.027       1.145        39,304
                                                                          2013   1.010       1.027        66,281
                                                                          2012   0.816       1.010        70,885
                                                                          2011   0.879       0.816        98,524
                                                                          2010   0.771       0.879       125,550
                                                                          2009   0.582       0.771       111,581
                                                                          2008   1.016       0.582       121,205
                                                                          2007   1.217       1.016       126,435
                                                                          2006   1.003       1.217       149,294
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.476       2.575            --
                                                                          2013   1.956       2.476        26,774
                                                                          2012   1.625       1.956        22,062
                                                                          2011   1.789       1.625        24,670
                                                                          2010   1.664       1.789        53,149
                                                                          2009   1.185       1.664        76,064
                                                                          2008   2.080       1.185        58,172
                                                                          2007   1.626       2.080         8,148
                                                                          2006   1.591       1.626       113,033
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.567       2.881        15,746
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.616       2.423        88,641
                                                                          2013   2.040       2.616       137,455
                                                                          2012   1.608       2.040       130,024
                                                                          2011   1.907       1.608       193,217
                                                                          2010   1.668       1.907       178,839
                                                                          2009   1.094       1.668       209,241
                                                                          2008   1.883       1.094       182,934
                                                                          2007   1.938       1.883       186,375
                                                                          2006   1.764       1.938       192,080
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.101       2.251         6,008
                                                                          2013   1.583       2.101         6,952
                                                                          2012   1.363       1.583        13,587
                                                                          2011   1.411       1.363        15,400
                                                                          2010   1.253       1.411        17,519
                                                                          2009   1.007       1.253        20,140
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.308       1.406       214,826
                                                                          2013   1.024       1.308       217,967
                                                                          2012   0.911       1.024       201,731
                                                                          2011   0.965       0.911       252,736
                                                                          2010   0.785       0.965       291,491
                                                                          2009   0.633       0.785       316,815
                                                                          2008   1.054       0.633       367,579
                                                                          2007   1.069       1.054       485,181
                                                                          2006   1.015       1.069            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.149       2.278         2,144

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.560       2.149         2,145
                                                                               2012   1.343       1.560         2,147
                                                                               2011   1.382       1.343         2,148
                                                                               2010   1.114       1.382         2,149
                                                                               2009   0.847       1.114         2,430
                                                                               2008   1.408       0.847           710
                                                                               2007   1.289       1.408            --
                                                                               2006   1.303       1.289            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.852       1.900            --
                                                                               2013   1.418       1.852            --
                                                                               2012   1.251       1.418            --
                                                                               2011   1.420       1.251            --
                                                                               2010   1.212       1.420            --
                                                                               2009   0.958       1.212            --
                                                                               2008   1.307       0.958            --
                                                                               2007   1.346       1.307            --
                                                                               2006   1.266       1.346            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.907       0.896            --
                                                                               2008   1.237       0.907            --
                                                                               2007   1.187       1.237            --
                                                                               2006   1.126       1.187            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.121       2.185           391
                                                                               2013   2.000       2.121         1,929
                                                                               2012   1.803       2.000        10,765
                                                                               2011   1.755       1.803        11,173
                                                                               2010   1.582       1.755        40,691
                                                                               2009   1.177       1.582        40,797
                                                                               2008   1.471       1.177        40,917
                                                                               2007   1.405       1.471        41,991
                                                                               2006   1.344       1.405        42,000
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.881       0.836            --
                                                                               2008   1.567       0.881        50,611
                                                                               2007   1.429       1.567        48,642
                                                                               2006   1.450       1.429        50,274
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.221       1.257        14,134
                                                                               2013   0.961       1.221        14,140
                                                                               2012   0.840       0.961        19,707
                                                                               2011   0.985       0.840       341,831
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.309       1.305       105,798
                                                                               2013   1.008       1.309       206,407
                                                                               2012   0.872       1.008       233,578
                                                                               2011   0.977       0.872       306,822
                                                                               2010   0.831       0.977       346,133
                                                                               2009   0.671       0.831       393,048
                                                                               2008   0.975       0.671       428,497
                                                                               2007   1.026       0.975       547,563
                                                                               2006   1.003       1.026       286,299
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.752       2.530            --
                                                                               2013   2.949       2.752            --
                                                                               2012   2.527       2.949            --
                                                                               2011   3.160       2.527        15,145
                                                                               2010   2.600       3.160        16,527
                                                                               2009   1.568       2.600        24,635
                                                                               2008   3.585       1.568         9,135
                                                                               2007   2.853       3.585         9,746
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.451       2.403        96,785
                                                                               2008   3.176       1.451       120,301
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.060       1.879       114,785
                                                                               2013   1.762       2.060       126,244
                                                                               2012   1.541       1.762       128,312
                                                                               2011   1.760       1.541       135,747
                                                                               2010   1.612       1.760       171,286
                                                                               2009   1.250       1.612       209,067
                                                                               2008   2.213       1.250       236,538
                                                                               2007   2.113       2.213       242,401
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.053       1.140            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.021       1.053         1,925
                                                                          2011   1.100       1.021         1,926
                                                                          2010   0.913       1.100        42,628
                                                                          2009   0.681       0.913        40,700
                                                                          2008   1.126       0.681        26,487
                                                                          2007   1.274       1.126        25,543
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.198       2.176            --
                                                                          2013   1.613       2.198            --
                                                                          2012   1.506       1.613            --
                                                                          2011   1.650       1.506            --
                                                                          2010   1.275       1.650            --
                                                                          2009   0.827       1.275        14,634
                                                                          2008   1.494       0.827            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.316       1.318       168,375
                                                                          2013   1.056       1.316       373,533
                                                                          2012   0.889       1.056       113,911
                                                                          2011   0.991       0.889       131,253
                                                                          2010   0.872       0.991       156,165
                                                                          2009   0.636       0.872       173,239
                                                                          2008   1.092       0.636       164,832
                                                                          2007   1.048       1.092       140,830
                                                                          2006   0.996       1.048       144,015
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.396       1.412       221,491
                                                                          2013   1.565       1.396       191,916
                                                                          2012   1.461       1.565       258,720
                                                                          2011   1.336       1.461       341,360
                                                                          2010   1.262       1.336       345,199
                                                                          2009   1.088       1.262       525,943
                                                                          2008   1.189       1.088       462,924
                                                                          2007   1.126       1.189       332,092
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.522       1.554       645,818
                                                                          2013   1.583       1.522       819,398
                                                                          2012   1.478       1.583     1,046,611
                                                                          2011   1.461       1.478     1,161,276
                                                                          2010   1.378       1.461     1,443,759
                                                                          2009   1.240       1.378     1,711,306
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.932       2.106        16,777
                                                                          2013   1.481       1.932        16,780
                                                                          2012   1.367       1.481        26,358
                                                                          2011   1.461       1.367        42,416
                                                                          2010   1.282       1.461        51,918
                                                                          2009   1.056       1.282        65,327
                                                                          2008   1.604       1.056        40,364
                                                                          2007   1.559       1.604        43,526
                                                                          2006   1.453       1.559        10,758
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.169       1.289            --
                                                                          2006   1.114       1.169        17,457
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.974       2.024        14,449
                                                                          2013   1.983       1.974        14,982
                                                                          2012   1.813       1.983        18,391
                                                                          2011   1.785       1.813        55,132
                                                                          2010   1.623       1.785        48,654
                                                                          2009   1.244       1.623        78,560
                                                                          2008   1.422       1.244         1,578
                                                                          2007   1.360       1.422         3,256
                                                                          2006   1.317       1.360         7,460
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.789       1.868            --
                                                                          2012   1.628       1.789            --
                                                                          2011   2.020       1.628            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.299       1.443            --

                   PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.991       1.299         6,925
                                                                        2012   0.857       0.991        29,597
                                                                        2011   0.911       0.857        31,980
                                                                        2010   0.794       0.911        46,897
                                                                        2009   0.684       0.794        54,500
                                                                        2008   1.095       0.684       111,624
                                                                        2007   1.075       1.095       167,050
                                                                        2006   1.001       1.075       100,288
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.975       2.149       265,193
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.615       1.691            --
                                                                        2006   1.529       1.615        35,632
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.919       2.137        98,974
                                                                        2013   1.459       1.919        98,931
                                                                        2012   1.312       1.459        59,013
                                                                        2011   1.335       1.312        21,417
                                                                        2010   1.210       1.335        32,564
                                                                        2009   1.036       1.210        37,638
                                                                        2008   1.685       1.036        26,990
                                                                        2007   1.677       1.685        32,213
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.323       1.389        14,734
                                                                        2013   1.360       1.323        15,380
                                                                        2012   1.291       1.360        18,138
                                                                        2011   1.236       1.291        18,745
                                                                        2010   1.164       1.236        22,482
                                                                        2009   1.084       1.164        29,391
                                                                        2008   1.146       1.084        28,772
                                                                        2007   1.100       1.146        35,959
                                                                        2006   1.061       1.100        36,159
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.668       1.780        30,354
                                                                        2013   1.268       1.668        55,546
                                                                        2012   1.131       1.268        88,507
                                                                        2011   1.267       1.131       123,984
                                                                        2010   1.079       1.267       155,012
                                                                        2009   0.859       1.079       169,379
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.956       0.937        31,793
                                                                        2013   0.975       0.956        34,438
                                                                        2012   0.995       0.975        43,083
                                                                        2011   1.015       0.995        46,073
                                                                        2010   1.035       1.015        96,136
                                                                        2009   1.052       1.035        76,735
                                                                        2008   1.043       1.052        96,814
                                                                        2007   1.013       1.043       173,645
                                                                        2006   0.993       1.013       168,403
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.780       0.770            --
                                                                        2008   1.332       0.780        26,218
                                                                        2007   1.411       1.332        26,623
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.753       0.785            --
                                                                        2008   1.393       0.753       134,494
                                                                        2007   1.367       1.393       181,012
                                                                        2006   1.352       1.367       201,565
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.241       1.364            --
                                                                        2012   1.095       1.241       438,125
                                                                        2011   1.191       1.095       516,364
                                                                        2010   1.062       1.191       563,216
                                                                        2009   0.890       1.062       644,505
                                                                        2008   1.489       0.890       708,245
                                                                        2007   1.459       1.489       839,374
                                                                        2006   1.426       1.459       876,963
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   2.115       2.302       219,051

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.627       2.115       237,689
                                                                       2012   1.497       1.627       329,162
                                                                       2011   1.577       1.497       349,891
                                                                       2010   1.396       1.577       419,868
                                                                       2009   0.955       1.396       441,995
                                                                       2008   1.795       0.955       412,754
                                                                       2007   1.521       1.795       421,462
                                                                       2006   1.562       1.521       395,173
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.913       0.988            --
                                                                       2010   0.805       0.913       368,690
                                                                       2009   0.625       0.805        59,859
                                                                       2008   1.070       0.625        65,506
                                                                       2007   1.057       1.070        72,518
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.274       1.305            --
                                                                       2013   1.246       1.274            --
                                                                       2012   1.165       1.246            --
                                                                       2011   1.151       1.165            --
                                                                       2010   1.067       1.151            --
                                                                       2009   0.903       1.067            --
                                                                       2008   1.076       0.903            --
                                                                       2007   1.040       1.076            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.288       1.325            --
                                                                       2013   1.185       1.288            --
                                                                       2012   1.084       1.185            --
                                                                       2011   1.095       1.084            --
                                                                       2010   1.001       1.095       153,355
                                                                       2009   0.826       1.001       171,710
                                                                       2008   1.075       0.826       173,118
                                                                       2007   1.046       1.075        25,057
                                                                       2006   1.002       1.046        26,488
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.285       1.323       369,997
                                                                       2013   1.111       1.285       784,675
                                                                       2012   1.001       1.111       531,953
                                                                       2011   1.035       1.001       801,844
                                                                       2010   0.933       1.035     1,009,157
                                                                       2009   0.752       0.933       579,908
                                                                       2008   1.076       0.752       438,422
                                                                       2007   1.052       1.076       445,185
                                                                       2006   1.002       1.052       329,787
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.265       1.304        40,479
                                                                       2013   1.038       1.265        41,926
                                                                       2012   0.918       1.038       439,928
                                                                       2011   0.973       0.918       561,172
                                                                       2010   0.865       0.973       602,177
                                                                       2009   0.684       0.865       628,954
                                                                       2008   1.075       0.684       673,543
                                                                       2007   1.057       1.075       319,705
                                                                       2006   1.002       1.057       258,637
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.914       2.122        53,842
                                                                       2013   1.483       1.914        69,386
                                                                       2012   1.311       1.483       159,251
                                                                       2011   1.315       1.311       163,935
                                                                       2010   1.172       1.315       179,942
                                                                       2009   0.955       1.172       233,678
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.687       1.793       421,358
                                                                       2013   1.449       1.687       511,819
                                                                       2012   1.328       1.449       960,755
                                                                       2011   1.326       1.328     1,038,186
                                                                       2010   1.231       1.326     1,178,593
                                                                       2009   1.061       1.231     1,314,384
                                                                       2008   1.393       1.061     1,392,780
                                                                       2007   1.365       1.393     1,777,234
                                                                       2006   1.280       1.365     1,839,360
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.090       2.270            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.571       2.090            --
                                                                                   2012   1.374       1.571            --
                                                                                   2011   1.390       1.374            --
                                                                                   2010   1.272       1.390            --
                                                                                   2009   1.074       1.272            --
                                                                                   2008   1.463       1.074            --
                                                                                   2007   1.387       1.463       331,646
                                                                                   2006   1.259       1.387       299,953
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.230       2.186            --
                                                                                   2013   1.791       2.230         8,768
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.255       1.226            --
                                                                                   2013   1.009       1.255            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.591       1.698         5,524
                                                                                   2013   1.170       1.591         8,308
                                                                                   2012   1.006       1.170        12,078
                                                                                   2011   1.040       1.006        83,098
                                                                                   2010   0.909       1.040        93,013
                                                                                   2009   0.648       0.909       104,772
                                                                                   2008   1.140       0.648       109,471
                                                                                   2007   1.066       1.140       110,938
                                                                                   2006   0.998       1.066       130,654
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.243       2.345         2,414
                                                                                   2013   1.587       2.243        13,043
                                                                                   2012   1.397       1.587        14,814
                                                                                   2011   1.405       1.397        35,545
                                                                                   2010   1.064       1.405        88,831
                                                                                   2009   0.783       1.064        71,625
                                                                                   2008   1.195       0.783        79,518
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.187            --
                                                                                   2006   1.081       1.145            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.163       1.174            --
                                                                                   2013   1.193       1.163            --
                                                                                   2012   1.176       1.193            --
                                                                                   2011   1.135       1.176            --
                                                                                   2010   1.093       1.135            --
                                                                                   2009   1.067       1.093            --
                                                                                   2008   1.091       1.067         3,391
                                                                                   2007   1.065       1.091        11,895
                                                                                   2006   1.032       1.065            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.498       1.624            --
                                                                                   2013   1.268       1.498            --
                                                                                   2012   1.151       1.268            --
                                                                                   2011   1.131       1.151            --
                                                                                   2010   1.052       1.131            --
                                                                                   2009   0.909       1.052            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.653       1.793        15,343
                                                                                   2013   1.262       1.653        17,540
                                                                                   2012   1.141       1.262        23,082
                                                                                   2011   1.213       1.141        23,754
                                                                                   2010   1.104       1.213        24,331
                                                                                   2009   0.854       1.104        24,864
                                                                                   2008   1.387       0.854        25,465
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.986       0.993            --
                                                                                   2005   0.978       0.986       116,643
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.109       1.170            --
                                                                                   2005   1.070       1.109            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.121            --
                                                                                   2006   1.115       1.101       333,054
                                                                                   2005   1.114       1.115       356,353
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.199       1.237            --

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2008   1.167       1.199     1,729,338
                                                                                     2007   1.095       1.167     1,803,314
                                                                                     2006   1.076       1.095     2,075,298
                                                                                     2005   1.071       1.076     2,289,666
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2007   1.496       1.618            --
                                                                                     2006   1.374       1.496            --
                                                                                     2005   1.307       1.374            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.965       2.124            --
                                                                                     2006   1.569       1.965       223,458
                                                                                     2005   1.427       1.569       268,764
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.138       2.281            --
                                                                                     2006   1.860       2.138       185,531
                                                                                     2005   1.773       1.860       180,260
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.364       1.450            --
                                                                                     2005   1.279       1.364        50,544
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.263       1.344            --
                                                                                     2005   1.284       1.263        41,968
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.611       1.758            --
                                                                                     2005   1.462       1.611        56,768
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.359       1.426            --
                                                                                     2005   1.327       1.359       885,053
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.309       1.341            --
                                                                                     2005   1.303       1.309        28,417
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.368       1.415            --
                                                                                     2005   1.325       1.368           964
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.314       1.352            --
                                                                                     2005   1.233       1.314       123,225
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.075       1.141            --
                                                                                     2005   1.000       1.075            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.031            --
                                                                                     2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.044       1.079            --
                                                                                     2005   1.000       1.044            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062       157,445
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.054            --
                                                                                     2005   1.000       1.035         7,235
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.442       1.529            --
                                                                                     2005   1.313       1.442        37,711
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.478       1.562            --
                                                                                     2005   1.463       1.478       401,894
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.242       1.280            --
                                                                                     2005   1.230       1.242     1,983,237
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.166       1.259            --
                                                                                     2005   1.118       1.166       323,762
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.537       1.764            --
                                                                                     2005   1.432       1.537       192,449
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.372       1.453            --
                                                                                     2005   1.320       1.372         8,791
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.060       1.114            --
                                                                                     2005   1.000       1.060        17,457
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.306       1.317            --
                                                                                     2005   1.285       1.306         3,188
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.073       1.061            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.077       1.073       34,698
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.361       1.418           --
                                                                          2005   1.361       1.361       67,802
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.303           --
                                                                          2005   1.000       1.133           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266           --
                                                                          2005   1.000       1.105           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.072       1.032           --
                                                                          2005   1.048       1.072           --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2007   1.165       1.267           --
                                                                          2006   1.104       1.165           --
                                                                          2005   1.079       1.104           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   1.005       0.974           --
                                                                          2008   1.598       1.005       23,513
                                                                          2007   1.669       1.598       28,107
                                                                          2006   1.467       1.669       49,170
                                                                          2005   1.438       1.467       56,765
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2007   1.340       1.477           --
                                                                          2006   1.280       1.340           --
                                                                          2005   1.211       1.280           --







                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.077       1.151             --
                                                                         2006   1.000       1.077             --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.193       1.251             --
                                                                         2005   1.152       1.193             --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.305       1.271             --
                                                                         2005   1.160       1.305        357,360
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.448       2.454      1,446,716
                                                                         2013   1.934       2.448      1,773,403
                                                                         2012   1.611       1.934      2,081,638
                                                                         2011   1.805       1.611      2,470,013
                                                                         2010   1.649       1.805      2,727,807
                                                                         2009   1.182       1.649      2,980,480
                                                                         2008   1.959       1.182      3,286,725
                                                                         2007   1.741       1.959      3,748,499
                                                                         2006   1.476       1.741      3,692,166
                                                                         2005   1.320       1.476      3,228,487
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.062       2.192      3,286,750
                                                                         2013   1.618       2.062      4,948,609
                                                                         2012   1.401       1.618      5,898,227
                                                                         2011   1.494       1.401      6,755,419
                                                                         2010   1.285       1.494      7,499,647
                                                                         2009   0.941       1.285      8,257,041
                                                                         2008   1.714       0.941      9,090,129
                                                                         2007   1.557       1.714      9,982,768
                                                                         2006   1.442       1.557     10,926,014
                                                                         2005   1.266       1.442      9,986,598
 American Funds Growth-Income Subaccount (Class 2) (11/99).............. 2014   1.848       2.003      3,752,809

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.413       1.848      5,774,390
                                                                                      2012   1.228       1.413      7,071,906
                                                                                      2011   1.276       1.228      8,792,530
                                                                                      2010   1.169       1.276      9,446,905
                                                                                      2009   0.909       1.169     10,102,320
                                                                                      2008   1.493       0.909     10,710,178
                                                                                      2007   1.451       1.493     12,558,651
                                                                                      2006   1.286       1.451     13,338,265
                                                                                      2005   1.240       1.286     12,211,884
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.553       1.534             --
                                                                                      2005   1.341       1.553         15,582
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.437       2.549             --
                                                                                      2006   1.877       2.437             --
                                                                                      2005   1.497       1.877             --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.545       2.008             --
                                                                                      2005   1.471       1.545         88,607
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.402       1.340             --
                                                                                      2007   1.336       1.402             --
                                                                                      2006   1.171       1.336             --
                                                                                      2005   1.145       1.171             --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.150       1.084             --
                                                                                      2007   1.320       1.150             --
                                                                                      2006   1.299       1.320             --
                                                                                      2005   1.253       1.299             --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.297       1.408             --
                                                                                      2005   1.201       1.297         98,499
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.294       1.440             --
                                                                                      2005   1.199       1.294        510,788
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.190       2.396             --
                                                                                      2013   1.707       2.190             --
                                                                                      2012   1.500       1.707             --
                                                                                      2011   1.575       1.500             --
                                                                                      2010   1.375       1.575             --
                                                                                      2009   1.036       1.375             --
                                                                                      2008   1.846       1.036             --
                                                                                      2007   1.606       1.846             --
                                                                                      2006   1.471       1.606             --
                                                                                      2005   1.287       1.471             --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.065       2.238             --
                                                                                      2013   1.524       2.065             --
                                                                                      2012   1.273       1.524             --
                                                                                      2011   1.336       1.273             --
                                                                                      2010   1.156       1.336             --
                                                                                      2009   0.869       1.156             --
                                                                                      2008   1.512       0.869             --
                                                                                      2007   1.446       1.512             --
                                                                                      2006   1.297       1.446             --
                                                                                      2005   1.097       1.297             --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.803       2.912        480,449
                                                                                      2013   2.106       2.803        751,849
                                                                                      2012   1.876       2.106        868,870
                                                                                      2011   2.148       1.876        982,996
                                                                                      2010   1.705       2.148      1,145,019
                                                                                      2009   1.246       1.705      1,185,697
                                                                                      2008   2.105       1.246      1,301,855
                                                                                      2007   1.863       2.105      1,378,564
                                                                                      2006   1.692       1.863      1,465,870
                                                                                      2005   1.463       1.692      1,283,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)....................... 2006   1.336       1.549             --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2005   1.233       1.336     1,676,368
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.050       2.771            --
                                                                                  2007   2.418       3.050       972,084
                                                                                  2006   1.927       2.418     1,024,769
                                                                                  2005   1.543       1.927       869,773
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.018       1.757       788,045
                                                                                  2013   1.675       2.018     1,035,143
                                                                                  2012   1.446       1.675     1,313,538
                                                                                  2011   1.652       1.446     1,714,756
                                                                                  2010   1.555       1.652     1,965,658
                                                                                  2009   1.158       1.555     2,242,157
                                                                                  2008   1.983       1.158     2,456,722
                                                                                  2007   1.753       1.983     2,787,846
                                                                                  2006   1.474       1.753     3,046,408
                                                                                  2005   1.365       1.474     2,665,780
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.408       1.680            --
                                                                                  2005   1.320       1.408     1,051,123
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.057       1.080            --
                                                                                  2005   1.065       1.057            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.205       1.243            --
                                                                                  2005   1.142       1.205            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.462       1.480            --
                                                                                  2009   1.188       1.462            --
                                                                                  2008   1.709       1.188            --
                                                                                  2007   1.433       1.709            --
                                                                                  2006   1.376       1.433            --
                                                                                  2005   1.250       1.376            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.497       1.408            --
                                                                                  2007   1.397       1.497            --
                                                                                  2006   1.209       1.397            --
                                                                                  2005   1.169       1.209            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.673       1.788            --
                                                                                  2010   1.372       1.673            --
                                                                                  2009   0.893       1.372            --
                                                                                  2008   1.627       0.893            --
                                                                                  2007   1.364       1.627            --
                                                                                  2006   1.291       1.364            --
                                                                                  2005   1.182       1.291            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.345       1.504            --
                                                                                  2005   1.320       1.345       468,804
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.261       2.666       839,406
                                                                                  2013   1.561       2.261     1,123,813
                                                                                  2012   1.343       1.561     1,414,141
                                                                                  2011   1.337       1.343     1,718,101
                                                                                  2010   1.092       1.337     2,012,879
                                                                                  2009   0.828       1.092     2,299,588
                                                                                  2008   1.419       0.828     2,555,974
                                                                                  2007   1.476       1.419     2,810,277
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.741       1.748            --
                                                                                  2013   1.345       1.741       838,602
                                                                                  2012   1.194       1.345     1,253,069
                                                                                  2011   1.299       1.194     1,527,578
                                                                                  2010   1.137       1.299     1,656,665
                                                                                  2009   0.897       1.137     1,905,822
                                                                                  2008   1.444       0.897     2,134,740
                                                                                  2007   1.512       1.444     2,348,601
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.937       2.106     1,042,357

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.520       1.937     1,537,120
                                                                                  2012   1.339       1.520     1,760,293
                                                                                  2011   1.332       1.339     2,134,710
                                                                                  2010   1.207       1.332     2,329,716
                                                                                  2009   1.009       1.207     2,488,865
                                                                                  2008   1.457       1.009     1,539,896
                                                                                  2007   1.411       1.457     1,749,041
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.790       1.999       255,394
                                                                                  2013   1.325       1.790       401,586
                                                                                  2012   1.124       1.325       700,602
                                                                                  2011   1.155       1.124       826,424
                                                                                  2010   1.073       1.155       868,773
                                                                                  2009   0.769       1.073       982,108
                                                                                  2008   1.252       0.769     1,074,109
                                                                                  2007   1.255       1.252     1,200,932
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.917       2.098       165,622
                                                                                  2013   1.478       1.917       221,573
                                                                                  2012   1.295       1.478       217,789
                                                                                  2011   1.260       1.295       178,370
                                                                                  2010   1.174       1.260       183,743
                                                                                  2009   0.963       1.174       212,947
                                                                                  2008   1.527       0.963       222,353
                                                                                  2007   1.500       1.527       244,309
                                                                                  2006   1.295       1.500       246,900
                                                                                  2005   1.240       1.295       241,736
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.847       2.903       187,950
                                                                                  2013   1.976       2.847       218,593
                                                                                  2012   1.689       1.976       257,681
                                                                                  2011   1.700       1.689       330,359
                                                                                  2010   1.387       1.700       429,473
                                                                                  2009   0.991       1.387       476,632
                                                                                  2008   1.707       0.991       552,331
                                                                                  2007   1.584       1.707       675,683
                                                                                  2006   1.433       1.584       267,113
                                                                                  2005   1.395       1.433       258,819
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.885       0.860            --
                                                                                  2008   1.445       0.885       502,080
                                                                                  2007   1.406       1.445       519,030
                                                                                  2006   1.246       1.406       624,949
                                                                                  2005   1.220       1.246       476,000
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.954       0.941            --
                                                                                  2010   0.892       0.954       700,050
                                                                                  2009   0.775       0.892       888,442
                                                                                  2008   1.004       0.775     1,033,604
                                                                                  2007   1.011       1.004     1,281,072
                                                                                  2006   0.991       1.011     1,296,550
                                                                                  2005   0.989       0.991       787,064
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.465       1.534            --
                                                                                  2006   1.266       1.465       371,813
                                                                                  2005   1.242       1.266       391,295
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.205       1.253            --
                                                                                  2006   1.180       1.205            --
                                                                                  2005   1.145       1.180            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.434       1.482            --
                                                                                  2006   1.318       1.434            --
                                                                                  2005   1.224       1.318            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)........................... 2007   1.336       1.393            --
                                                                                  2006   1.213       1.336            --
                                                                                  2005   1.195       1.213            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)...................... 2007   1.463       1.518            --
                                                                                  2006   1.273       1.463     1,679,316
                                                                                  2005   1.259       1.273     1,508,303

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.638       1.803            --
                                                                          2006   1.490       1.638     1,802,610
                                                                          2005   1.405       1.490     1,796,356
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.092       1.125            --
                                                                          2005   1.073       1.092            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.585       1.525            --
                                                                          2007   1.525       1.585            --
                                                                          2006   1.607       1.525            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.945       1.973            --
                                                                          2013   1.807       1.945            --
                                                                          2012   1.578       1.807            --
                                                                          2011   1.569       1.578            --
                                                                          2010   1.378       1.569            --
                                                                          2009   0.954       1.378            --
                                                                          2008   1.284       0.954            --
                                                                          2007   1.275       1.284            --
                                                                          2006   1.214       1.275            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.023       1.140       247,450
                                                                          2013   1.007       1.023       313,705
                                                                          2012   0.814       1.007       485,212
                                                                          2011   0.877       0.814       493,665
                                                                          2010   0.770       0.877       574,708
                                                                          2009   0.581       0.770       337,062
                                                                          2008   1.015       0.581       360,544
                                                                          2007   1.216       1.015       429,534
                                                                          2006   1.003       1.216       295,881
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.378       2.473            --
                                                                          2013   1.880       2.378       284,067
                                                                          2012   1.563       1.880       322,609
                                                                          2011   1.721       1.563       284,659
                                                                          2010   1.602       1.721       377,262
                                                                          2009   1.141       1.602       341,376
                                                                          2008   2.004       1.141       370,793
                                                                          2007   1.568       2.004       186,964
                                                                          2006   1.534       1.568        63,712
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.466       2.766       225,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.390       2.212       430,845
                                                                          2013   1.865       2.390       815,832
                                                                          2012   1.470       1.865       867,123
                                                                          2011   1.745       1.470       924,086
                                                                          2010   1.526       1.745     1,080,441
                                                                          2009   1.002       1.526     1,111,985
                                                                          2008   1.726       1.002     1,198,096
                                                                          2007   1.776       1.726     1,353,456
                                                                          2006   1.617       1.776     1,310,925
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.901       2.036            --
                                                                          2013   1.433       1.901            --
                                                                          2012   1.235       1.433            --
                                                                          2011   1.279       1.235            --
                                                                          2010   1.136       1.279            --
                                                                          2009   0.913       1.136            --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.303       1.400       804,508
                                                                          2013   1.021       1.303     1,209,292
                                                                          2012   0.909       1.021     1,538,125
                                                                          2011   0.963       0.909     1,700,612
                                                                          2010   0.783       0.963     2,059,397
                                                                          2009   0.632       0.783     2,314,290
                                                                          2008   1.053       0.632     2,550,701
                                                                          2007   1.069       1.053     2,426,368
                                                                          2006   1.015       1.069        14,449
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2014   2.139       2.267       119,221

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.554       2.139       215,214
                                                                               2012   1.338       1.554       154,536
                                                                               2011   1.378       1.338       222,535
                                                                               2010   1.112       1.378       230,492
                                                                               2009   0.846       1.112       121,466
                                                                               2008   1.406       0.846       100,188
                                                                               2007   1.288       1.406        70,814
                                                                               2006   1.302       1.288        67,991
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.844       1.891        22,381
                                                                               2013   1.413       1.844        54,418
                                                                               2012   1.247       1.413       113,265
                                                                               2011   1.416       1.247       189,679
                                                                               2010   1.209       1.416       211,197
                                                                               2009   0.956       1.209       202,757
                                                                               2008   1.305       0.956       190,483
                                                                               2007   1.345       1.305       189,754
                                                                               2006   1.266       1.345       126,371
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.905       0.894            --
                                                                               2008   1.235       0.905            --
                                                                               2007   1.186       1.235            --
                                                                               2006   1.125       1.186            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.890       1.946            --
                                                                               2013   1.783       1.890            --
                                                                               2012   1.608       1.783            --
                                                                               2011   1.566       1.608            --
                                                                               2010   1.412       1.566            --
                                                                               2009   1.051       1.412            --
                                                                               2008   1.315       1.051            --
                                                                               2007   1.256       1.315            --
                                                                               2006   1.202       1.256            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.815       0.774            --
                                                                               2008   1.451       0.815       288,699
                                                                               2007   1.323       1.451       286,118
                                                                               2006   1.344       1.323       288,669
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.216       1.252       236,986
                                                                               2013   0.958       1.216       237,036
                                                                               2012   0.838       0.958       258,169
                                                                               2011   0.983       0.838       264,868
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.304       1.299       705,944
                                                                               2013   1.005       1.304       832,146
                                                                               2012   0.869       1.005     1,033,565
                                                                               2011   0.975       0.869     1,127,757
                                                                               2010   0.830       0.975     1,309,329
                                                                               2009   0.670       0.830     1,436,878
                                                                               2008   0.974       0.670     1,696,421
                                                                               2007   1.026       0.974     1,990,474
                                                                               2006   1.003       1.026     1,426,576
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.436       2.238            --
                                                                               2013   2.612       2.436            --
                                                                               2012   2.239       2.612            --
                                                                               2011   2.801       2.239            --
                                                                               2010   2.306       2.801            --
                                                                               2009   1.391       2.306            --
                                                                               2008   3.183       1.391            --
                                                                               2007   2.533       3.183            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.267       2.098     1,024,717
                                                                               2008   2.775       1.267       927,847
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.932       1.761         3,119
                                                                               2013   1.653       1.932         3,121
                                                                               2012   1.446       1.653         9,256
                                                                               2011   1.653       1.446        11,295
                                                                               2010   1.515       1.653        21,757
                                                                               2009   1.175       1.515        25,038
                                                                               2008   2.081       1.175        42,358
                                                                               2007   1.988       2.081        57,143
 MIST MLA Mid Cap Subaccount (Class B) (4/07)................................. 2013   1.049       1.136            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.018       1.049       103,174
                                                                          2011   1.096       1.018        73,728
                                                                          2010   0.911       1.096        57,416
                                                                          2009   0.680       0.911        60,092
                                                                          2008   1.125       0.680       124,923
                                                                          2007   1.273       1.125       102,279
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.987       1.966            --
                                                                          2013   1.458       1.987            --
                                                                          2012   1.362       1.458            --
                                                                          2011   1.494       1.362            --
                                                                          2010   1.154       1.494            --
                                                                          2009   0.749       1.154            --
                                                                          2008   1.355       0.749            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.311       1.312     2,542,217
                                                                          2013   1.053       1.311     3,025,550
                                                                          2012   0.887       1.053       957,847
                                                                          2011   0.988       0.887     1,007,519
                                                                          2010   0.870       0.988     1,125,074
                                                                          2009   0.635       0.870     1,201,839
                                                                          2008   1.091       0.635     1,465,288
                                                                          2007   1.048       1.091     1,893,492
                                                                          2006   0.996       1.048     2,167,759
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.392       1.407     1,030,048
                                                                          2013   1.561       1.392     1,910,265
                                                                          2012   1.458       1.561     2,414,563
                                                                          2011   1.335       1.458     2,338,860
                                                                          2010   1.261       1.335     2,529,965
                                                                          2009   1.088       1.261     2,520,001
                                                                          2008   1.189       1.088     2,636,780
                                                                          2007   1.126       1.189     2,649,679
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.520     3,043,278
                                                                          2013   1.550       1.489     4,336,901
                                                                          2012   1.448       1.550     5,550,238
                                                                          2011   1.432       1.448     5,726,968
                                                                          2010   1.352       1.432     6,358,710
                                                                          2009   1.217       1.352     7,219,847
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.788       1.947        90,473
                                                                          2013   1.371       1.788       146,482
                                                                          2012   1.266       1.371       127,185
                                                                          2011   1.354       1.266       131,331
                                                                          2010   1.189       1.354       146,755
                                                                          2009   0.980       1.189       203,690
                                                                          2008   1.489       0.980       196,808
                                                                          2007   1.447       1.489       170,200
                                                                          2006   1.350       1.447       168,500
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.168       1.288            --
                                                                          2006   1.113       1.168        37,238
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.794       1.838       733,870
                                                                          2013   1.803       1.794       785,552
                                                                          2012   1.649       1.803     1,000,948
                                                                          2011   1.624       1.649     1,075,294
                                                                          2010   1.478       1.624     1,334,276
                                                                          2009   1.133       1.478     1,387,295
                                                                          2008   1.296       1.133     1,327,176
                                                                          2007   1.241       1.296     1,475,710
                                                                          2006   1.201       1.241     1,258,548
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.576       1.644            --
                                                                          2012   1.435       1.576            --
                                                                          2011   1.781       1.435            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.294       1.436            --

                     PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2013   0.988       1.294            --
                                                                        2012   0.855       0.988            --
                                                                        2011   0.909       0.855            --
                                                                        2010   0.793       0.909            --
                                                                        2009   0.683       0.793            --
                                                                        2008   1.094       0.683            --
                                                                        2007   1.074       1.094            --
                                                                        2006   1.001       1.074            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........ 2014   1.750       1.904       633,940
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)............... 2007   1.520       1.592            --
                                                                        2006   1.440       1.520       238,470
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)............... 2014   1.800       2.004       206,058
                                                                        2013   1.369       1.800       219,122
                                                                        2012   1.232       1.369       278,509
                                                                        2011   1.254       1.232       387,771
                                                                        2010   1.137       1.254       412,655
                                                                        2009   0.974       1.137       459,696
                                                                        2008   1.586       0.974       403,580
                                                                        2007   1.578       1.586       325,365
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................. 2014   1.268       1.331            --
                                                                        2013   1.304       1.268            --
                                                                        2012   1.238       1.304            --
                                                                        2011   1.186       1.238            --
                                                                        2010   1.117       1.186            --
                                                                        2009   1.042       1.117            --
                                                                        2008   1.101       1.042            --
                                                                        2007   1.058       1.101            --
                                                                        2006   1.021       1.058            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2014   1.539       1.642       236,198
                                                                        2013   1.171       1.539       414,118
                                                                        2012   1.045       1.171       542,581
                                                                        2011   1.171       1.045       567,123
                                                                        2010   0.998       1.171       591,131
                                                                        2009   0.795       0.998       586,936
 MSF BlackRock Money Market Subaccount (Class A) (4/06)................ 2014   0.958       0.938            --
                                                                        2013   0.978       0.958            --
                                                                        2012   0.998       0.978            --
                                                                        2011   1.019       0.998            --
                                                                        2010   1.040       1.019            --
                                                                        2009   1.057       1.040            --
                                                                        2008   1.049       1.057            --
                                                                        2007   1.019       1.049            --
                                                                        2006   0.999       1.019            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *........ 2009   0.739       0.729            --
                                                                        2008   1.261       0.739            --
                                                                        2007   1.336       1.261         1,889
 MSF FI Large Cap Subaccount (Class A) (4/06).......................... 2009   0.715       0.745            --
                                                                        2008   1.322       0.715       327,267
                                                                        2007   1.298       1.322       360,815
                                                                        2006   1.285       1.298       387,124
 MSF FI Value Leaders Subaccount (Class D) (4/06)...................... 2013   1.135       1.248            --
                                                                        2012   1.002       1.135       897,328
                                                                        2011   1.091       1.002       932,789
                                                                        2010   0.973       1.091     1,032,863
                                                                        2009   0.816       0.973     1,173,794
                                                                        2008   1.365       0.816     1,247,125
                                                                        2007   1.339       1.365     1,293,697
                                                                        2006   1.309       1.339     1,345,430
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)............... 2014   1.820       1.980        85,871

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.401       1.820        90,538
                                                                       2012   1.290       1.401        91,624
                                                                       2011   1.359       1.290        91,877
                                                                       2010   1.204       1.359       103,831
                                                                       2009   0.824       1.204       111,777
                                                                       2008   1.550       0.824       106,218
                                                                       2007   1.314       1.550        80,134
                                                                       2006   1.350       1.314        80,101
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.911       0.986            --
                                                                       2010   0.804       0.911       245,228
                                                                       2009   0.624       0.804       274,953
                                                                       2008   1.069       0.624       115,264
                                                                       2007   1.057       1.069        23,429
                                                                       2006   1.002       1.057        23,184
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.269       1.299       646,373
                                                                       2013   1.242       1.269       695,467
                                                                       2012   1.161       1.242       855,261
                                                                       2011   1.148       1.161       344,748
                                                                       2010   1.065       1.148       319,474
                                                                       2009   0.902       1.065       287,644
                                                                       2008   1.075       0.902       316,451
                                                                       2007   1.040       1.075            --
                                                                       2006   1.001       1.040            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.283       1.319       854,144
                                                                       2013   1.181       1.283     1,149,511
                                                                       2012   1.081       1.181     1,360,337
                                                                       2011   1.092       1.081       841,382
                                                                       2010   1.000       1.092       578,184
                                                                       2009   0.825       1.000       413,902
                                                                       2008   1.074       0.825       291,625
                                                                       2007   1.046       1.074       112,150
                                                                       2006   1.002       1.046       112,211
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.280       1.317     2,492,343
                                                                       2013   1.107       1.280     3,379,071
                                                                       2012   0.998       1.107     3,821,361
                                                                       2011   1.033       0.998     3,571,445
                                                                       2010   0.931       1.033     3,577,364
                                                                       2009   0.751       0.931     3,581,028
                                                                       2008   1.075       0.751     2,952,280
                                                                       2007   1.051       1.075     1,974,991
                                                                       2006   1.002       1.051     1,053,982
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.260       1.299     1,349,781
                                                                       2013   1.034       1.260     1,736,353
                                                                       2012   0.915       1.034     1,721,734
                                                                       2011   0.971       0.915     1,676,867
                                                                       2010   0.864       0.971     1,571,010
                                                                       2009   0.683       0.864     1,651,481
                                                                       2008   1.074       0.683     1,643,214
                                                                       2007   1.056       1.074     2,045,451
                                                                       2006   1.002       1.056     2,245,576
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.777       1.969       317,292
                                                                       2013   1.377       1.777       400,903
                                                                       2012   1.218       1.377       442,814
                                                                       2011   1.223       1.218       453,088
                                                                       2010   1.091       1.223       476,246
                                                                       2009   0.889       1.091       618,748
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.608       1.708     1,325,721
                                                                       2013   1.382       1.608     1,648,055
                                                                       2012   1.267       1.382     2,497,551
                                                                       2011   1.265       1.267     2,848,616
                                                                       2010   1.176       1.265     2,969,977
                                                                       2009   1.014       1.176     3,064,012
                                                                       2008   1.332       1.014     3,692,479
                                                                       2007   1.305       1.332     4,032,328
                                                                       2006   1.225       1.305     4,489,293
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.074       2.251            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.559       2.074            --
                                                                                   2012   1.365       1.559            --
                                                                                   2011   1.381       1.365            --
                                                                                   2010   1.265       1.381            --
                                                                                   2009   1.069       1.265            --
                                                                                   2008   1.461       1.069            --
                                                                                   2007   1.385       1.461     1,305,982
                                                                                   2006   1.257       1.385     1,402,121
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.031       1.990            --
                                                                                   2013   1.631       2.031            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2014   1.254       1.225            --
                                                                                   2013   1.009       1.254            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.585       1.690        49,601
                                                                                   2013   1.166       1.585       289,770
                                                                                   2012   1.003       1.166       293,357
                                                                                   2011   1.038       1.003       300,060
                                                                                   2010   0.907       1.038       341,269
                                                                                   2009   0.647       0.907       505,914
                                                                                   2008   1.139       0.647       464,039
                                                                                   2007   1.066       1.139       498,844
                                                                                   2006   0.998       1.066       508,970
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.034       2.125            --
                                                                                   2013   1.440       2.034            --
                                                                                   2012   1.268       1.440            --
                                                                                   2011   1.276       1.268            --
                                                                                   2010   0.967       1.276            --
                                                                                   2009   0.712       0.967            --
                                                                                   2008   1.087       0.712            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.143       1.185            --
                                                                                   2006   1.080       1.143            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.157       1.167            --
                                                                                   2013   1.188       1.157            --
                                                                                   2012   1.172       1.188            --
                                                                                   2011   1.132       1.172            --
                                                                                   2010   1.090       1.132            --
                                                                                   2009   1.065       1.090            --
                                                                                   2008   1.089       1.065            --
                                                                                   2007   1.064       1.089            --
                                                                                   2006   1.031       1.064            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.491       1.615            --
                                                                                   2013   1.262       1.491            --
                                                                                   2012   1.147       1.262            --
                                                                                   2011   1.127       1.147            --
                                                                                   2010   1.049       1.127            --
                                                                                   2009   0.907       1.049            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.587       1.720            --
                                                                                   2013   1.211       1.587            --
                                                                                   2012   1.096       1.211            --
                                                                                   2011   1.165       1.096            --
                                                                                   2010   1.062       1.165            --
                                                                                   2009   0.821       1.062            --
                                                                                   2008   1.334       0.821            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.992       0.999            --
                                                                                   2005   0.984       0.992            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.108       1.169            --
                                                                                   2005   1.069       1.108            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.101       1.122            --
                                                                                   2006   1.116       1.101     2,743,730
                                                                                   2005   1.116       1.116     2,482,513
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.176       1.213            --

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                                     2008   1.145       1.176     6,768,225
                                                                                     2007   1.075       1.145     6,365,422
                                                                                     2006   1.057       1.075     6,685,769
                                                                                     2005   1.053       1.057     5,397,851
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.467       1.359            --
                                                                                     2007   1.357       1.467            --
                                                                                     2006   1.247       1.357            --
                                                                                     2005   1.187       1.247            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.849       1.998            --
                                                                                     2006   1.477       1.849         2,466
                                                                                     2005   1.344       1.477            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.842       1.965            --
                                                                                     2006   1.603       1.842       310,361
                                                                                     2005   1.529       1.603       318,325
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.264       1.344            --
                                                                                     2005   1.186       1.264       288,936
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.130       1.202            --
                                                                                     2005   1.149       1.130            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.473       1.607            --
                                                                                     2005   1.337       1.473            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.248       1.309            --
                                                                                     2005   1.219       1.248     1,192,249
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.185       1.214            --
                                                                                     2005   1.180       1.185            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.281       1.325            --
                                                                                     2005   1.241       1.281            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.249       1.285            --
                                                                                     2005   1.172       1.249        59,735
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.141            --
                                                                                     2005   1.000       1.074        18,361
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.028       1.030            --
                                                                                     2005   1.000       1.028       205,689
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.079            --
                                                                                     2005   1.000       1.043       800,694
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.106            --
                                                                                     2005   1.000       1.062     1,057,781
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.035       1.053            --
                                                                                     2005   1.000       1.035       176,250
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.358       1.440            --
                                                                                     2005   1.237       1.358       158,776
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.278       1.350            --
                                                                                     2005   1.265       1.278        86,054
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.188       1.225            --
                                                                                     2005   1.178       1.188     4,400,365
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.165       1.257            --
                                                                                     2005   1.117       1.165     1,218,149
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.410       1.617            --
                                                                                     2005   1.314       1.410     1,223,044
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.274       1.350            --
                                                                                     2005   1.227       1.274       171,747
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059        37,255
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.191       1.201            --
                                                                                     2005   1.173       1.191     1,102,036

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Quality Bond Subaccount (5/00)................................ 2006   1.032       1.021            --
                                                                          2005   1.037       1.032            --
 Travelers Strategic Equity Subaccount (11/99)........................... 2006   1.206       1.256            --
                                                                          2005   1.206       1.206       329,452
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.133       1.302            --
                                                                          2005   1.000       1.133        36,529
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266            --
                                                                          2005   1.000       1.105        31,332
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.071       1.031            --
                                                                          2005   1.048       1.071            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.514       1.621            --
                                                                          2013   1.301       1.514            --
                                                                          2012   1.200       1.301            --
                                                                          2011   1.225       1.200            --
                                                                          2010   1.115       1.225            --
                                                                          2009   0.926       1.115            --
                                                                          2008   1.264       0.926            --
                                                                          2007   1.164       1.264            --
                                                                          2006   1.103       1.164            --
                                                                          2005   1.078       1.103            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.912       1.148            --
                                                                          2008   1.450       0.912            --
                                                                          2007   1.516       1.450            --
                                                                          2006   1.333       1.516            --
                                                                          2005   1.307       1.333            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.783       0.801            --
                                                                          2008   1.403       0.783            --
                                                                          2007   1.274       1.403            --
                                                                          2006   1.218       1.274            --
                                                                          2005   1.152       1.218            --







                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.151            --
                                                                         2006   1.000       1.076            --
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.191       1.249            --
                                                                         2005   1.152       1.191            --
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.304       1.269            --
                                                                         2005   1.159       1.304            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.435       2.440        77,380
                                                                         2013   1.925       2.435        80,817
                                                                         2012   1.604       1.925        88,485
                                                                         2011   1.798       1.604        92,916
                                                                         2010   1.643       1.798        96,705
                                                                         2009   1.179       1.643       112,622
                                                                         2008   1.955       1.179       117,613
                                                                         2007   1.738       1.955       124,866
                                                                         2006   1.474       1.738       137,037
                                                                         2005   1.319       1.474       121,081
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.051       2.180       115,576

                            PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.610       2.051       119,109
                                                                                      2012   1.395       1.610       127,080
                                                                                      2011   1.488       1.395       147,108
                                                                                      2010   1.281       1.488       151,750
                                                                                      2009   0.938       1.281       171,580
                                                                                      2008   1.710       0.938       177,913
                                                                                      2007   1.554       1.710       181,992
                                                                                      2006   1.440       1.554       232,157
                                                                                      2005   1.266       1.440       179,843
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.838       1.992        99,583
                                                                                      2013   1.406       1.838       104,252
                                                                                      2012   1.223       1.406       122,223
                                                                                      2011   1.272       1.223       135,564
                                                                                      2010   1.165       1.272       141,397
                                                                                      2009   0.907       1.165       162,927
                                                                                      2008   1.490       0.907       170,099
                                                                                      2007   1.449       1.490       168,927
                                                                                      2006   1.284       1.449       238,306
                                                                                      2005   1.239       1.284       219,932
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.551       1.532            --
                                                                                      2005   1.340       1.551            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.433       2.545            --
                                                                                      2006   1.875       2.433            --
                                                                                      2005   1.496       1.875            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.543       2.004            --
                                                                                      2005   1.470       1.543            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.399       1.337            --
                                                                                      2007   1.334       1.399            --
                                                                                      2006   1.169       1.334            --
                                                                                      2005   1.144       1.169            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.148       1.082            --
                                                                                      2007   1.318       1.148            --
                                                                                      2006   1.297       1.318            --
                                                                                      2005   1.252       1.297            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.295       1.406            --
                                                                                      2005   1.201       1.295            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.293       1.438            --
                                                                                      2005   1.199       1.293        23,446
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.179       2.382            --
                                                                                      2013   1.699       2.179            --
                                                                                      2012   1.494       1.699            --
                                                                                      2011   1.570       1.494            --
                                                                                      2010   1.371       1.570            --
                                                                                      2009   1.033       1.371            --
                                                                                      2008   1.842       1.033            --
                                                                                      2007   1.603       1.842            --
                                                                                      2006   1.469       1.603            --
                                                                                      2005   1.286       1.469            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.054       2.225            --
                                                                                      2013   1.517       2.054            --
                                                                                      2012   1.267       1.517            --
                                                                                      2011   1.331       1.267            --
                                                                                      2010   1.152       1.331            --
                                                                                      2009   0.867       1.152            --
                                                                                      2008   1.509       0.867            --
                                                                                      2007   1.444       1.509            --
                                                                                      2006   1.295       1.444            --
                                                                                      2005   1.096       1.295            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   2.788       2.895        11,962

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.096       2.788       11,614
                                                                                  2012   1.868       2.096       16,791
                                                                                  2011   2.140       1.868       31,466
                                                                                  2010   1.700       2.140       28,133
                                                                                  2009   1.242       1.700       27,593
                                                                                  2008   2.101       1.242       26,698
                                                                                  2007   1.860       2.101       25,939
                                                                                  2006   1.690       1.860       25,324
                                                                                  2005   1.462       1.690       24,626
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.334       1.547           --
                                                                                  2005   1.232       1.334        3,067
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.044       2.764           --
                                                                                  2007   2.414       3.044       11,369
                                                                                  2006   1.924       2.414       17,311
                                                                                  2005   1.542       1.924       17,471
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.007       1.747        7,774
                                                                                  2013   1.667       2.007        7,774
                                                                                  2012   1.440       1.667        8,643
                                                                                  2011   1.646       1.440        9,609
                                                                                  2010   1.550       1.646       10,555
                                                                                  2009   1.155       1.550       11,742
                                                                                  2008   1.979       1.155       13,367
                                                                                  2007   1.750       1.979       13,723
                                                                                  2006   1.472       1.750       25,787
                                                                                  2005   1.364       1.472       25,787
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.406       1.678           --
                                                                                  2005   1.319       1.406           --
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.057       1.078           --
                                                                                  2005   1.065       1.057           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.204       1.241           --
                                                                                  2005   1.142       1.204           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.458       1.476           --
                                                                                  2009   1.185       1.458           --
                                                                                  2008   1.705       1.185           --
                                                                                  2007   1.431       1.705           --
                                                                                  2006   1.374       1.431           --
                                                                                  2005   1.249       1.374           --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.494       1.405           --
                                                                                  2007   1.395       1.494           --
                                                                                  2006   1.208       1.395           --
                                                                                  2005   1.168       1.208           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.666       1.781           --
                                                                                  2010   1.368       1.666           --
                                                                                  2009   0.890       1.368           --
                                                                                  2008   1.623       0.890           --
                                                                                  2007   1.362       1.623           --
                                                                                  2006   1.290       1.362           --
                                                                                  2005   1.181       1.290           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.344       1.502           --
                                                                                  2005   1.320       1.344        4,952
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.249       2.651       10,604
                                                                                  2013   1.554       2.249       10,604
                                                                                  2012   1.337       1.554       15,171
                                                                                  2011   1.332       1.337       16,910
                                                                                  2010   1.088       1.332       26,028
                                                                                  2009   0.826       1.088       28,144
                                                                                  2008   1.415       0.826       30,922
                                                                                  2007   1.473       1.415       13,661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.732       1.738           --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.338       1.732        3,830
                                                                                  2012   1.189       1.338        4,047
                                                                                  2011   1.294       1.189       34,751
                                                                                  2010   1.134       1.294       35,941
                                                                                  2009   0.895       1.134       43,984
                                                                                  2008   1.441       0.895       45,520
                                                                                  2007   1.510       1.441       46,876
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   1.926       2.094       20,608
                                                                                  2013   1.513       1.926       21,458
                                                                                  2012   1.333       1.513       22,235
                                                                                  2011   1.327       1.333       24,094
                                                                                  2010   1.203       1.327       25,212
                                                                                  2009   1.006       1.203       25,339
                                                                                  2008   1.453       1.006       12,520
                                                                                  2007   1.409       1.453       12,657
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   1.780       1.987        3,942
                                                                                  2013   1.319       1.780        4,147
                                                                                  2012   1.119       1.319        4,382
                                                                                  2011   1.151       1.119        4,665
                                                                                  2010   1.070       1.151        4,965
                                                                                  2009   0.767       1.070        5,294
                                                                                  2008   1.250       0.767        5,703
                                                                                  2007   1.252       1.250        6,057
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   1.907       2.086           --
                                                                                  2013   1.471       1.907           --
                                                                                  2012   1.290       1.471           --
                                                                                  2011   1.255       1.290           --
                                                                                  2010   1.171       1.255           --
                                                                                  2009   0.960       1.171           --
                                                                                  2008   1.523       0.960           --
                                                                                  2007   1.498       1.523           --
                                                                                  2006   1.293       1.498           --
                                                                                  2005   1.240       1.293           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   2.832       2.887        2,698
                                                                                  2013   1.967       2.832        2,698
                                                                                  2012   1.682       1.967        3,000
                                                                                  2011   1.694       1.682        3,335
                                                                                  2010   1.382       1.694        3,663
                                                                                  2009   0.989       1.382        4,075
                                                                                  2008   1.703       0.989        4,639
                                                                                  2007   1.581       1.703        9,176
                                                                                  2006   1.432       1.581        9,176
                                                                                  2005   1.394       1.432        9,176
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.882       0.858           --
                                                                                  2008   1.442       0.882       36,176
                                                                                  2007   1.403       1.442       36,176
                                                                                  2006   1.245       1.403       36,176
                                                                                  2005   1.219       1.245           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.951       0.938           --
                                                                                  2010   0.889       0.951       20,288
                                                                                  2009   0.773       0.889       20,292
                                                                                  2008   1.002       0.773       20,296
                                                                                  2007   1.010       1.002       20,300
                                                                                  2006   0.990       1.010       24,696
                                                                                  2005   0.988       0.990       29,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.462       1.532           --
                                                                                  2006   1.264       1.462        6,735
                                                                                  2005   1.241       1.264        6,742
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.203       1.251           --
                                                                                  2006   1.179       1.203           --
                                                                                  2005   1.144       1.179           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.431       1.480           --
                                                                                  2006   1.316       1.431           --
                                                                                  2005   1.223       1.316           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.334       1.391           --
                                                                          2006   1.212       1.334           --
                                                                          2005   1.194       1.212           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.461       1.515           --
                                                                          2006   1.272       1.461       98,893
                                                                          2005   1.258       1.272       92,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.635       1.799           --
                                                                          2006   1.488       1.635       46,317
                                                                          2005   1.404       1.488       39,524
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.091       1.124           --
                                                                          2005   1.073       1.091           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.581       1.522           --
                                                                          2007   1.523       1.581           --
                                                                          2006   1.604       1.523           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   1.935       1.962           --
                                                                          2013   1.799       1.935           --
                                                                          2012   1.571       1.799           --
                                                                          2011   1.563       1.571           --
                                                                          2010   1.374       1.563           --
                                                                          2009   0.952       1.374           --
                                                                          2008   1.281       0.952           --
                                                                          2007   1.273       1.281           --
                                                                          2006   1.212       1.273           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.019       1.135           --
                                                                          2013   1.003       1.019           --
                                                                          2012   0.811       1.003           --
                                                                          2011   0.875       0.811           --
                                                                          2010   0.768       0.875           --
                                                                          2009   0.581       0.768           --
                                                                          2008   1.014       0.581           --
                                                                          2007   1.216       1.014           --
                                                                          2006   1.003       1.216           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.366       2.460           --
                                                                          2013   1.871       2.366           --
                                                                          2012   1.556       1.871           --
                                                                          2011   1.715       1.556           --
                                                                          2010   1.596       1.715           --
                                                                          2009   1.138       1.596           --
                                                                          2008   1.999       1.138           --
                                                                          2007   1.565       1.999           --
                                                                          2006   1.532       1.565           --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.453       2.751           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.377       2.199           --
                                                                          2013   1.856       2.377           --
                                                                          2012   1.464       1.856           --
                                                                          2011   1.738       1.464           --
                                                                          2010   1.521       1.738           --
                                                                          2009   0.999       1.521           --
                                                                          2008   1.722       0.999           --
                                                                          2007   1.773       1.722           --
                                                                          2006   1.615       1.773           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   1.892       2.025           --
                                                                          2013   1.427       1.892           --
                                                                          2012   1.230       1.427           --
                                                                          2011   1.274       1.230           --
                                                                          2010   1.133       1.274           --
                                                                          2009   0.911       1.133           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.298       1.394       36,040

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.018       1.298       36,046
                                                                               2012   0.906       1.018       36,603
                                                                               2011   0.961       0.906       37,222
                                                                               2010   0.782       0.961       63,236
                                                                               2009   0.631       0.782       64,009
                                                                               2008   1.052       0.631       65,062
                                                                               2007   1.068       1.052       90,378
                                                                               2006   1.015       1.068       18,789
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.130       2.257           --
                                                                               2013   1.548       2.130           --
                                                                               2012   1.334       1.548           --
                                                                               2011   1.374       1.334           --
                                                                               2010   1.109       1.374           --
                                                                               2009   0.844       1.109           --
                                                                               2008   1.404       0.844           --
                                                                               2007   1.287       1.404           --
                                                                               2006   1.301       1.287           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.836       1.882           --
                                                                               2013   1.407       1.836           --
                                                                               2012   1.243       1.407           --
                                                                               2011   1.412       1.243           --
                                                                               2010   1.206       1.412           --
                                                                               2009   0.954       1.206           --
                                                                               2008   1.303       0.954           --
                                                                               2007   1.344       1.303           --
                                                                               2006   1.265       1.344           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.903       0.891           --
                                                                               2008   1.233       0.903           --
                                                                               2007   1.184       1.233           --
                                                                               2006   1.124       1.184           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   1.880       1.935           --
                                                                               2013   1.775       1.880           --
                                                                               2012   1.602       1.775           --
                                                                               2011   1.560       1.602           --
                                                                               2010   1.408       1.560           --
                                                                               2009   1.048       1.408           --
                                                                               2008   1.312       1.048           --
                                                                               2007   1.254       1.312           --
                                                                               2006   1.201       1.254           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.813       0.771           --
                                                                               2008   1.448       0.813           --
                                                                               2007   1.321       1.448           --
                                                                               2006   1.342       1.321           --
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.211       1.246           --
                                                                               2013   0.955       1.211           --
                                                                               2012   0.836       0.955           --
                                                                               2011   0.980       0.836           --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.299       1.294       15,042
                                                                               2013   1.001       1.299       15,047
                                                                               2012   0.867       1.001       15,558
                                                                               2011   0.973       0.867       49,754
                                                                               2010   0.828       0.973       50,310
                                                                               2009   0.669       0.828       51,006
                                                                               2008   0.974       0.669       51,956
                                                                               2007   1.025       0.974       56,670
                                                                               2006   1.003       1.025       41,024
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.423       2.225           --
                                                                               2013   2.600       2.423           --
                                                                               2012   2.229       2.600           --
                                                                               2011   2.791       2.229           --
                                                                               2010   2.298       2.791           --
                                                                               2009   1.387       2.298           --
                                                                               2008   3.176       1.387           --
                                                                               2007   2.529       3.176           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.264       2.091        8,406
                                                                               2008   2.768       1.264        9,378
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   1.922       1.751           --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.645       1.922            --
                                                                          2012   1.440       1.645            --
                                                                          2011   1.647       1.440            --
                                                                          2010   1.510       1.647            --
                                                                          2009   1.172       1.510            --
                                                                          2008   2.077       1.172            --
                                                                          2007   1.984       2.077            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.045       1.131            --
                                                                          2012   1.014       1.045            --
                                                                          2011   1.093       1.014            --
                                                                          2010   0.909       1.093            --
                                                                          2009   0.679       0.909            --
                                                                          2008   1.123       0.679            --
                                                                          2007   1.272       1.123            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   1.976       1.955            --
                                                                          2013   1.452       1.976            --
                                                                          2012   1.357       1.452            --
                                                                          2011   1.488       1.357            --
                                                                          2010   1.151       1.488            --
                                                                          2009   0.747       1.151            --
                                                                          2008   1.351       0.747            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.306       1.306            --
                                                                          2013   1.049       1.306            --
                                                                          2012   0.884       1.049            --
                                                                          2011   0.986       0.884            --
                                                                          2010   0.869       0.986            --
                                                                          2009   0.634       0.869            --
                                                                          2008   1.090       0.634            --
                                                                          2007   1.047       1.090            --
                                                                          2006   0.996       1.047            --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.385       1.399         3,429
                                                                          2013   1.554       1.385         3,430
                                                                          2012   1.452       1.554         3,432
                                                                          2011   1.330       1.452        20,006
                                                                          2010   1.257       1.330        21,028
                                                                          2009   1.085       1.257        22,137
                                                                          2008   1.186       1.085        23,424
                                                                          2007   1.124       1.186        24,961
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.482       1.512        56,445
                                                                          2013   1.543       1.482        58,334
                                                                          2012   1.442       1.543       132,670
                                                                          2011   1.427       1.442        85,829
                                                                          2010   1.347       1.427        90,813
                                                                          2009   1.213       1.347       103,257
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.779       1.936            --
                                                                          2013   1.365       1.779            --
                                                                          2012   1.261       1.365            --
                                                                          2011   1.349       1.261            --
                                                                          2010   1.185       1.349            --
                                                                          2009   0.977       1.185            --
                                                                          2008   1.485       0.977            --
                                                                          2007   1.445       1.485            --
                                                                          2006   1.348       1.445            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.167       1.286            --
                                                                          2006   1.113       1.167            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.785       1.828         9,374
                                                                          2013   1.795       1.785         9,551
                                                                          2012   1.642       1.795         9,711
                                                                          2011   1.618       1.642        10,112
                                                                          2010   1.473       1.618        10,343
                                                                          2009   1.130       1.473        10,348
                                                                          2008   1.293       1.130        10,353
                                                                          2007   1.239       1.293        10,731
                                                                          2006   1.200       1.239        10,736
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.568       1.636            --
                                                                          2012   1.429       1.568            --
                                                                          2011   1.774       1.429            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.289       1.430           --
                                                                          2013   0.984       1.289           --
                                                                          2012   0.852       0.984           --
                                                                          2011   0.906       0.852           --
                                                                          2010   0.791       0.906           --
                                                                          2009   0.682       0.791           --
                                                                          2008   1.093       0.682           --
                                                                          2007   1.074       1.093           --
                                                                          2006   1.001       1.074           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.741       1.893        3,640
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.518       1.589           --
                                                                          2006   1.438       1.518           --
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.791       1.992           --
                                                                          2013   1.363       1.791           --
                                                                          2012   1.226       1.363           --
                                                                          2011   1.250       1.226           --
                                                                          2010   1.134       1.250           --
                                                                          2009   0.971       1.134           --
                                                                          2008   1.582       0.971           --
                                                                          2007   1.576       1.582           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.262       1.323           --
                                                                          2013   1.298       1.262           --
                                                                          2012   1.233       1.298           --
                                                                          2011   1.182       1.233           --
                                                                          2010   1.114       1.182           --
                                                                          2009   1.039       1.114           --
                                                                          2008   1.099       1.039           --
                                                                          2007   1.056       1.099           --
                                                                          2006   1.020       1.056           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.531       1.633           --
                                                                          2013   1.165       1.531           --
                                                                          2012   1.041       1.165           --
                                                                          2011   1.167       1.041           --
                                                                          2010   0.995       1.167           --
                                                                          2009   0.792       0.995           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.953       0.933           --
                                                                          2013   0.973       0.953           --
                                                                          2012   0.994       0.973           --
                                                                          2011   1.015       0.994           --
                                                                          2010   1.036       1.015           --
                                                                          2009   1.054       1.036           --
                                                                          2008   1.046       1.054           --
                                                                          2007   1.017       1.046           --
                                                                          2006   0.998       1.017           --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.737       0.727           --
                                                                          2008   1.259       0.737           --
                                                                          2007   1.334       1.259           --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.713       0.743           --
                                                                          2008   1.319       0.713           --
                                                                          2007   1.296       1.319           --
                                                                          2006   1.283       1.296           --
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.130       1.242           --
                                                                          2012   0.998       1.130           --
                                                                          2011   1.087       0.998           --
                                                                          2010   0.970       1.087       19,602
                                                                          2009   0.814       0.970       26,542
                                                                          2008   1.362       0.814       26,560
                                                                          2007   1.337       1.362       29,123
                                                                          2006   1.308       1.337       29,130
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   1.811       1.969           --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.394       1.811            --
                                                                       2012   1.284       1.394            --
                                                                       2011   1.354       1.284            --
                                                                       2010   1.201       1.354            --
                                                                       2009   0.822       1.201            --
                                                                       2008   1.546       0.822            --
                                                                       2007   1.312       1.546            --
                                                                       2006   1.348       1.312            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.909       0.983            --
                                                                       2010   0.802       0.909            --
                                                                       2009   0.623       0.802            --
                                                                       2008   1.068       0.623            --
                                                                       2007   1.057       1.068            --
                                                                       2006   1.002       1.057            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.264       1.293            --
                                                                       2013   1.238       1.264            --
                                                                       2012   1.158       1.238            --
                                                                       2011   1.145       1.158            --
                                                                       2010   1.063       1.145            --
                                                                       2009   0.900       1.063            --
                                                                       2008   1.074       0.900            --
                                                                       2007   1.039       1.074            --
                                                                       2006   1.001       1.039            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.278       1.313            --
                                                                       2013   1.177       1.278            --
                                                                       2012   1.078       1.177            --
                                                                       2011   1.090       1.078            --
                                                                       2010   0.998       1.090            --
                                                                       2009   0.824       0.998            --
                                                                       2008   1.073       0.824            --
                                                                       2007   1.046       1.073            --
                                                                       2006   1.002       1.046            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.275       1.311            --
                                                                       2013   1.103       1.275            --
                                                                       2012   0.995       1.103            --
                                                                       2011   1.030       0.995            --
                                                                       2010   0.930       1.030            --
                                                                       2009   0.750       0.930            --
                                                                       2008   1.074       0.750            --
                                                                       2007   1.051       1.074            --
                                                                       2006   1.002       1.051            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.255       1.293        17,106
                                                                       2013   1.031       1.255        17,121
                                                                       2012   0.913       1.031        17,138
                                                                       2011   0.968       0.913        17,158
                                                                       2010   0.862       0.968        17,179
                                                                       2009   0.682       0.862        17,203
                                                                       2008   1.074       0.682        17,227
                                                                       2007   1.056       1.074        17,248
                                                                       2006   1.002       1.056        17,267
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.768       1.958        36,176
                                                                       2013   1.371       1.768        36,176
                                                                       2012   1.213       1.371        36,176
                                                                       2011   1.219       1.213        36,176
                                                                       2010   1.087       1.219        36,176
                                                                       2009   0.887       1.087        36,176
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.600       1.699         6,927
                                                                       2013   1.376       1.600         6,933
                                                                       2012   1.262       1.376        53,208
                                                                       2011   1.261       1.262        45,644
                                                                       2010   1.172       1.261        46,622
                                                                       2009   1.011       1.172        62,555
                                                                       2008   1.329       1.011        63,793
                                                                       2007   1.303       1.329        60,104
                                                                       2006   1.223       1.303       125,530
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.058       2.233            --

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.548       2.058            --
                                                                                   2012   1.356       1.548            --
                                                                                   2011   1.373       1.356            --
                                                                                   2010   1.258       1.373            --
                                                                                   2009   1.063       1.258            --
                                                                                   2008   1.458       1.063            --
                                                                                   2007   1.384       1.458         2,560
                                                                                   2006   1.256       1.384         2,560
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.020       1.979            --
                                                                                   2013   1.623       2.020            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.579       1.683            --
                                                                                   2013   1.162       1.579            --
                                                                                   2012   1.000       1.162            --
                                                                                   2011   1.035       1.000            --
                                                                                   2010   0.906       1.035            --
                                                                                   2009   0.647       0.906            --
                                                                                   2008   1.138       0.647            --
                                                                                   2007   1.065       1.138            --
                                                                                   2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.023       2.113            --
                                                                                   2013   1.433       2.023            --
                                                                                   2012   1.263       1.433            --
                                                                                   2011   1.271       1.263            --
                                                                                   2010   0.964       1.271            --
                                                                                   2009   0.710       0.964            --
                                                                                   2008   1.084       0.710            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142       1.184            --
                                                                                   2006   1.078       1.142            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.152       1.161            --
                                                                                   2013   1.183       1.152            --
                                                                                   2012   1.167       1.183            --
                                                                                   2011   1.128       1.167            --
                                                                                   2010   1.087       1.128            --
                                                                                   2009   1.062       1.087            --
                                                                                   2008   1.087       1.062            --
                                                                                   2007   1.062       1.087            --
                                                                                   2006   1.030       1.062            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.484       1.607            --
                                                                                   2013   1.257       1.484            --
                                                                                   2012   1.142       1.257            --
                                                                                   2011   1.124       1.142            --
                                                                                   2010   1.046       1.124            --
                                                                                   2009   0.905       1.046            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.578       1.710            --
                                                                                   2013   1.206       1.578            --
                                                                                   2012   1.091       1.206            --
                                                                                   2011   1.161       1.091            --
                                                                                   2010   1.059       1.161            --
                                                                                   2009   0.819       1.059            --
                                                                                   2008   1.331       0.819            --
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.991       0.998            --
                                                                                   2005   0.984       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.107       1.168            --
                                                                                   2005   1.069       1.107            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.099       1.120            --
                                                                                   2006   1.115       1.099        41,396
                                                                                   2005   1.115       1.115        42,753
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.173       1.210            --
                                                                                   2008   1.143       1.173       103,283
                                                                                   2007   1.073       1.143        89,883
                                                                                   2006   1.056       1.073        89,261
                                                                                   2005   1.052       1.056        88,432

                           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.463       1.356            --
                                                                                     2007   1.355       1.463            --
                                                                                     2006   1.246       1.355            --
                                                                                     2005   1.186       1.246            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.845       1.995            --
                                                                                     2006   1.475       1.845            --
                                                                                     2005   1.343       1.475            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   1.839       1.961            --
                                                                                     2006   1.601       1.839         8,267
                                                                                     2005   1.528       1.601         8,267
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.262       1.342            --
                                                                                     2005   1.185       1.262            --
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.128       1.201            --
                                                                                     2005   1.148       1.128            --
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.471       1.604            --
                                                                                     2005   1.336       1.471            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.246       1.308            --
                                                                                     2005   1.218       1.246        27,363
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.184       1.212            --
                                                                                     2005   1.179       1.184            --
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.279       1.323            --
                                                                                     2005   1.241       1.279            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.247       1.283            --
                                                                                     2005   1.172       1.247            --
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.140            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.030            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.043       1.078            --
                                                                                     2005   1.000       1.043            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.062       1.105            --
                                                                                     2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.053            --
                                                                                     2005   1.000       1.034            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.357       1.438            --
                                                                                     2005   1.236       1.357            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.276       1.348            --
                                                                                     2005   1.264       1.276            --
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.187       1.223            --
                                                                                     2005   1.177       1.187       113,120
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.164       1.256            --
                                                                                     2005   1.117       1.164            --
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.408       1.615            --
                                                                                     2005   1.313       1.408            --
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.273       1.348            --
                                                                                     2005   1.226       1.273            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.059       1.113            --
                                                                                     2005   1.000       1.059            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.190       1.200            --
                                                                                     2005   1.172       1.190         5,460
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.031       1.020            --
                                                                                     2005   1.036       1.031            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.204       1.254            --
                                                                                     2005   1.205       1.204            --

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.301    --
                                                                          2005   1.000       1.132    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265    --
                                                                          2005   1.000       1.105    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.070       1.030    --
                                                                          2005   1.047       1.070    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.506       1.612    --
                                                                          2013   1.296       1.506    --
                                                                          2012   1.195       1.296    --
                                                                          2011   1.221       1.195    --
                                                                          2010   1.112       1.221    --
                                                                          2009   0.924       1.112    --
                                                                          2008   1.262       0.924    --
                                                                          2007   1.162       1.262    --
                                                                          2006   1.102       1.162    --
                                                                          2005   1.078       1.102    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.910       1.144    --
                                                                          2008   1.447       0.910    --
                                                                          2007   1.513       1.447    --
                                                                          2006   1.332       1.513    --
                                                                          2005   1.306       1.332    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.780       0.798    --
                                                                          2008   1.400       0.780    --
                                                                          2007   1.271       1.400    --
                                                                          2006   1.216       1.271    --
                                                                          2005   1.151       1.216    --







                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)...................... 2007   1.076       1.149            --
                                                                         2006   1.000       1.076         7,862
 AIM V.I. Premier Equity Subaccount (Series I) (5/01)................... 2006   1.260       1.321            --
                                                                         2005   1.219       1.260         5,955
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (11/99)........ 2006   1.362       1.324            --
                                                                         2005   1.212       1.362         8,136
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (11/99).............. 2014   2.645       2.648        56,355
                                                                         2013   2.093       2.645        88,375
                                                                         2012   1.746       2.093        98,323
                                                                         2011   1.959       1.746       114,690
                                                                         2010   1.792       1.959       258,486
                                                                         2009   1.287       1.792       274,841
                                                                         2008   2.136       1.287       311,801
                                                                         2007   1.902       2.136       303,288
                                                                         2006   1.614       1.902       304,714
                                                                         2005   1.446       1.614       331,151
 American Funds Growth Subaccount (Class 2) (11/99)..................... 2014   2.272       2.412       258,679

                          PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2013   1.785       2.272       391,815
                                                                                      2012   1.548       1.785       468,546
                                                                                      2011   1.654       1.548       524,654
                                                                                      2010   1.424       1.654       723,162
                                                                                      2009   1.044       1.424       756,717
                                                                                      2008   1.905       1.044       769,586
                                                                                      2007   1.734       1.905       780,739
                                                                                      2006   1.608       1.734       822,900
                                                                                      2005   1.415       1.608       823,519
 American Funds Growth-Income Subaccount (Class 2) (11/99)........................... 2014   1.997       2.161       249,695
                                                                                      2013   1.529       1.997       289,046
                                                                                      2012   1.331       1.529       325,755
                                                                                      2011   1.386       1.331       656,284
                                                                                      2010   1.271       1.386       772,633
                                                                                      2009   0.990       1.271       808,960
                                                                                      2008   1.629       0.990       974,095
                                                                                      2007   1.585       1.629     1,042,503
                                                                                      2006   1.406       1.585     1,087,505
                                                                                      2005   1.358       1.406     1,103,873
Capital Appreciation Fund
 Capital Appreciation Fund (5/00).................................................... 2006   1.600       1.580            --
                                                                                      2005   1.384       1.600         5,253
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/00).............................. 2007   2.722       2.846            --
                                                                                      2006   2.100       2.722            --
                                                                                      2005   1.677       2.100            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/00)................................ 2006   1.776       2.304            --
                                                                                      2005   1.694       1.776        47,056
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/00)......................... 2008   1.442       1.377            --
                                                                                      2007   1.376       1.442        25,626
                                                                                      2006   1.208       1.376        25,626
                                                                                      2005   1.183       1.208        25,626
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/00)................... 2008   1.252       1.180            --
                                                                                      2007   1.439       1.252        47,700
                                                                                      2006   1.418       1.439        49,794
                                                                                      2005   1.370       1.418        51,780
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (11/03)................. 2006   1.293       1.403            --
                                                                                      2005   1.199       1.293            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (11/03)............... 2006   1.290       1.435            --
                                                                                      2005   1.197       1.290        21,062
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................ 2014   2.350       2.567         6,084
                                                                                      2013   1.834       2.350         9,998
                                                                                      2012   1.615       1.834         9,393
                                                                                      2011   1.698       1.615        11,741
                                                                                      2010   1.484       1.698        16,655
                                                                                      2009   1.120       1.484        19,341
                                                                                      2008   1.998       1.120         4,384
                                                                                      2007   1.742       1.998        43,121
                                                                                      2006   1.598       1.742        44,740
                                                                                      2005   1.400       1.598        44,572
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2014   2.143       2.320            --
                                                                                      2013   1.585       2.143            --
                                                                                      2012   1.325       1.585            --
                                                                                      2011   1.393       1.325            --
                                                                                      2010   1.207       1.393            --
                                                                                      2009   0.909       1.207            --
                                                                                      2008   1.584       0.909            --
                                                                                      2007   1.517       1.584            --
                                                                                      2006   1.363       1.517            --
                                                                                      2005   1.154       1.363            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2014   3.074       3.188        39,681

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   2.312       3.074        64,087
                                                                                  2012   2.064       2.312        76,288
                                                                                  2011   2.366       2.064        76,978
                                                                                  2010   1.881       2.366        79,192
                                                                                  2009   1.376       1.881        86,856
                                                                                  2008   2.330       1.376        79,036
                                                                                  2007   2.065       2.330        97,311
                                                                                  2006   1.878       2.065       105,519
                                                                                  2005   1.626       1.878        95,492
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Mutual Shares VIP Subaccount (Class 2) (5/02)................... 2006   1.450       1.680            --
                                                                                  2005   1.341       1.450       315,122
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.458       3.140            --
                                                                                  2007   2.745       3.458        90,456
                                                                                  2006   2.190       2.745       114,480
                                                                                  2005   1.757       2.190       104,800
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (11/99)....................... 2014   2.162       1.880        24,269
                                                                                  2013   1.797       2.162        31,854
                                                                                  2012   1.554       1.797        48,362
                                                                                  2011   1.778       1.554        55,062
                                                                                  2010   1.676       1.778        74,641
                                                                                  2009   1.251       1.676       111,002
                                                                                  2008   2.144       1.251       113,039
                                                                                  2007   1.899       2.144       146,322
                                                                                  2006   1.598       1.899       156,811
                                                                                  2005   1.483       1.598       151,260
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (5/02).................. 2006   1.526       1.818            --
                                                                                  2005   1.433       1.526        83,262
High Yield Bond Trust
 High Yield Bond Trust (5/04).................................................... 2006   1.055       1.076            --
                                                                                  2005   1.064       1.055            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (5/00)......................... 2006   1.234       1.272            --
                                                                                  2005   1.172       1.234        14,308
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.583       1.602            --
                                                                                  2009   1.288       1.583         4,379
                                                                                  2008   1.855       1.288         4,383
                                                                                  2007   1.558       1.855        10,968
                                                                                  2006   1.498       1.558        10,973
                                                                                  2005   1.363       1.498        10,788
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.545       1.453            --
                                                                                  2007   1.444       1.545        31,119
                                                                                  2006   1.252       1.444        26,415
                                                                                  2005   1.212       1.252        26,415
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.867       1.995            --
                                                                                  2010   1.534       1.867            --
                                                                                  2009   1.000       1.534            --
                                                                                  2008   1.824       1.000            --
                                                                                  2007   1.532       1.824            --
                                                                                  2006   1.453       1.532            --
                                                                                  2005   1.331       1.453            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)................................... 2006   1.519       1.696            --
                                                                                  2005   1.493       1.519        28,004
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2014   2.453       2.889       109,998
                                                                                  2013   1.697       2.453       139,383
                                                                                  2012   1.461       1.697       146,105
                                                                                  2011   1.457       1.461       170,373
                                                                                  2010   1.192       1.457       194,294
                                                                                  2009   0.905       1.192       278,114
                                                                                  2008   1.553       0.905       289,925
                                                                                  2007   1.617       1.553       325,756
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/00)........... 2014   1.922       1.928            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2013   1.487       1.922       111,108
                                                                                  2012   1.322       1.487       130,526
                                                                                  2011   1.440       1.322       147,242
                                                                                  2010   1.263       1.440       269,797
                                                                                  2009   0.998       1.263       309,144
                                                                                  2008   1.609       0.998       355,136
                                                                                  2007   1.686       1.609       383,497
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2014   2.028       2.202       130,346
                                                                                  2013   1.595       2.028       136,998
                                                                                  2012   1.406       1.595       153,818
                                                                                  2011   1.401       1.406       191,352
                                                                                  2010   1.271       1.401       200,090
                                                                                  2009   1.064       1.271       238,607
                                                                                  2008   1.539       1.064       251,912
                                                                                  2007   1.493       1.539       245,837
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2014   2.060       2.297        14,454
                                                                                  2013   1.528       2.060        22,758
                                                                                  2012   1.298       1.528        24,554
                                                                                  2011   1.335       1.298        26,669
                                                                                  2010   1.243       1.335        29,487
                                                                                  2009   0.892       1.243        88,519
                                                                                  2008   1.455       0.892       117,723
                                                                                  2007   1.459       1.455       167,559
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (11/99)........ 2014   2.043       2.232        11,475
                                                                                  2013   1.577       2.043        11,484
                                                                                  2012   1.384       1.577        11,495
                                                                                  2011   1.348       1.384        17,435
                                                                                  2010   1.259       1.348        17,453
                                                                                  2009   1.034       1.259        17,473
                                                                                  2008   1.642       1.034        17,493
                                                                                  2007   1.615       1.642        28,456
                                                                                  2006   1.396       1.615         5,940
                                                                                  2005   1.340       1.396         5,943
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (11/99)....... 2014   3.204       3.262        37,377
                                                                                  2013   2.227       3.204        38,630
                                                                                  2012   1.906       2.227        40,801
                                                                                  2011   1.922       1.906        42,996
                                                                                  2010   1.570       1.922        45,607
                                                                                  2009   1.124       1.570        54,189
                                                                                  2008   1.938       1.124        63,710
                                                                                  2007   1.801       1.938        73,969
                                                                                  2006   1.632       1.801        49,057
                                                                                  2005   1.591       1.632        62,378
 LMPVET Equity Index Subaccount (Class II) (11/99)............................... 2009   0.939       0.912            --
                                                                                  2008   1.536       0.939        15,168
                                                                                  2007   1.496       1.536        16,213
                                                                                  2006   1.329       1.496        29,531
                                                                                  2005   1.303       1.329        65,689
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   0.944       0.931            --
                                                                                  2010   0.884       0.944        25,171
                                                                                  2009   0.769       0.884        35,956
                                                                                  2008   0.998       0.769        45,268
                                                                                  2007   1.006       0.998        47,121
                                                                                  2006   0.988       1.006        82,653
                                                                                  2005   0.987       0.988       126,337
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (11/99)..................................... 2007   1.627       1.704            --
                                                                                  2006   1.408       1.627       171,439
                                                                                  2005   1.383       1.408       184,824
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................. 2007   1.402       1.457            --
                                                                                  2006   1.375       1.402            --
                                                                                  2005   1.336       1.375            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)........................... 2007   1.622       1.676            --
                                                                                  2006   1.493       1.622            --
                                                                                  2005   1.388       1.493            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.456       1.517            --
                                                                          2006   1.324       1.456       112,384
                                                                          2005   1.306       1.324       119,210
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.581       1.640            --
                                                                          2006   1.378       1.581       151,441
                                                                          2005   1.364       1.378       165,498
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.767       1.944            --
                                                                          2006   1.610       1.767       147,747
                                                                          2005   1.520       1.610       165,932
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.089       1.122            --
                                                                          2005   1.072       1.089            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.718       1.652            --
                                                                          2007   1.656       1.718            --
                                                                          2006   1.746       1.656            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2014   2.111       2.137        35,348
                                                                          2013   1.963       2.111        39,497
                                                                          2012   1.717       1.963        35,806
                                                                          2011   1.710       1.717        37,858
                                                                          2010   1.504       1.710        39,787
                                                                          2009   1.043       1.504        43,434
                                                                          2008   1.406       1.043        49,199
                                                                          2007   1.398       1.406        52,600
                                                                          2006   1.332       1.398        55,852
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2014   1.012       1.125        12,697
                                                                          2013   0.997       1.012        14,510
                                                                          2012   0.807       0.997        14,480
                                                                          2011   0.871       0.807        35,015
                                                                          2010   0.765       0.871        45,444
                                                                          2009   0.579       0.765        31,442
                                                                          2008   1.013       0.579        48,195
                                                                          2007   1.215       1.013        63,472
                                                                          2006   1.003       1.215        82,139
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.422       2.517            --
                                                                          2013   1.917       2.422         2,040
                                                                          2012   1.596       1.917         7,394
                                                                          2011   1.760       1.596        15,590
                                                                          2010   1.640       1.760        20,520
                                                                          2009   1.171       1.640        22,182
                                                                          2008   2.059       1.171        12,970
                                                                          2007   1.613       2.059        16,253
                                                                          2006   1.580       1.613         5,443
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2014   2.510       2.812         1,730
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2014   2.559       2.365        15,774
                                                                          2013   2.000       2.559        35,982
                                                                          2012   1.579       2.000        73,757
                                                                          2011   1.877       1.579        77,325
                                                                          2010   1.644       1.877        93,640
                                                                          2009   1.081       1.644        94,460
                                                                          2008   1.865       1.081        59,331
                                                                          2007   1.922       1.865        58,425
                                                                          2006   1.752       1.922        72,912
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2014   2.055       2.198           600
                                                                          2013   1.552       2.055           602
                                                                          2012   1.338       1.552         6,394
                                                                          2011   1.389       1.338        12,398
                                                                          2010   1.236       1.389        22,776
                                                                          2009   0.994       1.236        23,493
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2014   1.288       1.382        96,351

                      PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2013   1.011       1.288       104,356
                                                                               2012   0.901       1.011       115,813
                                                                               2011   0.956       0.901       141,667
                                                                               2010   0.779       0.956       173,048
                                                                               2009   0.629       0.779       188,702
                                                                               2008   1.051       0.629       214,151
                                                                               2007   1.068       1.051       254,416
                                                                               2006   1.015       1.068         4,159
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06).................... 2014   2.112       2.235        34,858
                                                                               2013   1.536       2.112        35,063
                                                                               2012   1.325       1.536        31,097
                                                                               2011   1.366       1.325        20,473
                                                                               2010   1.104       1.366        23,098
                                                                               2009   0.841       1.104            --
                                                                               2008   1.400       0.841            --
                                                                               2007   1.285       1.400            --
                                                                               2006   1.300       1.285            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06).................... 2014   1.820       1.864            --
                                                                               2013   1.396       1.820            --
                                                                               2012   1.234       1.396            --
                                                                               2011   1.404       1.234            --
                                                                               2010   1.201       1.404            --
                                                                               2009   0.951       1.201            --
                                                                               2008   1.300       0.951            --
                                                                               2007   1.342       1.300            --
                                                                               2006   1.264       1.342            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......... 2009   0.899       0.887            --
                                                                               2008   1.228       0.899            --
                                                                               2007   1.181       1.228        10,055
                                                                               2006   1.122       1.181            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).................. 2014   2.074       2.133        30,719
                                                                               2013   1.960       2.074        33,898
                                                                               2012   1.771       1.960        43,024
                                                                               2011   1.727       1.771        48,485
                                                                               2010   1.560       1.727        44,918
                                                                               2009   1.163       1.560        38,746
                                                                               2008   1.457       1.163        63,317
                                                                               2007   1.394       1.457        57,100
                                                                               2006   1.335       1.394        49,830
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.870       0.826            --
                                                                               2008   1.551       0.870        73,365
                                                                               2007   1.417       1.551        77,196
                                                                               2006   1.440       1.417        80,378
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)................ 2014   1.202       1.236         4,985
                                                                               2013   0.949       1.202         8,192
                                                                               2012   0.831       0.949            --
                                                                               2011   0.975       0.831            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2014   1.289       1.282        54,503
                                                                               2013   0.995       1.289       105,025
                                                                               2012   0.862       0.995       135,000
                                                                               2011   0.968       0.862       136,893
                                                                               2010   0.825       0.968       130,303
                                                                               2009   0.667       0.825       136,181
                                                                               2008   0.972       0.667       190,705
                                                                               2007   1.025       0.972       208,915
                                                                               2006   1.003       1.025        84,786
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2014   2.692       2.469            --
                                                                               2013   2.891       2.692            --
                                                                               2012   2.481       2.891            --
                                                                               2011   3.110       2.481            --
                                                                               2010   2.563       3.110            --
                                                                               2009   1.549       2.563            --
                                                                               2008   3.549       1.549            --
                                                                               2007   2.828       3.549           724
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.434       2.371        77,330
                                                                               2008   3.144       1.434        64,917
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2014   2.015       1.834            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2013   1.727       2.015            --
                                                                          2012   1.513       1.727            --
                                                                          2011   1.732       1.513            --
                                                                          2010   1.590       1.732            --
                                                                          2009   1.235       1.590            --
                                                                          2008   2.191       1.235            --
                                                                          2007   2.094       2.191         8,699
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   1.037       1.122            --
                                                                          2012   1.007       1.037         2,770
                                                                          2011   1.087       1.007         2,771
                                                                          2010   0.905       1.087         2,773
                                                                          2009   0.676       0.905         2,774
                                                                          2008   1.120       0.676        16,021
                                                                          2007   1.269       1.120        14,166
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2014   2.150       2.124            --
                                                                          2013   1.581       2.150            --
                                                                          2012   1.479       1.581            --
                                                                          2011   1.624       1.479            --
                                                                          2010   1.257       1.624            --
                                                                          2009   0.817       1.257            --
                                                                          2008   1.478       0.817            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2014   1.296       1.295       433,586
                                                                          2013   1.042       1.296       523,281
                                                                          2012   0.879       1.042        37,849
                                                                          2011   0.981       0.879        41,096
                                                                          2010   0.865       0.981        46,089
                                                                          2009   0.633       0.865        85,127
                                                                          2008   1.088       0.633       110,071
                                                                          2007   1.047       1.088       133,447
                                                                          2006   0.996       1.047       139,807
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2014   1.367       1.380        47,570
                                                                          2013   1.535       1.367        50,436
                                                                          2012   1.435       1.535       101,482
                                                                          2011   1.316       1.435       120,259
                                                                          2010   1.246       1.316       136,275
                                                                          2009   1.076       1.246       135,430
                                                                          2008   1.178       1.076       147,266
                                                                          2007   1.117       1.178       189,644
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2014   1.489       1.517       190,093
                                                                          2013   1.551       1.489       391,669
                                                                          2012   1.452       1.551       429,000
                                                                          2011   1.438       1.452       550,081
                                                                          2010   1.359       1.438       610,834
                                                                          2009   1.224       1.359       668,990
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2014   1.892       2.057        11,429
                                                                          2013   1.453       1.892        13,233
                                                                          2012   1.343       1.453        27,692
                                                                          2011   1.439       1.343        13,252
                                                                          2010   1.265       1.439        13,608
                                                                          2009   1.044       1.265        30,441
                                                                          2008   1.589       1.044         6,940
                                                                          2007   1.547       1.589         5,074
                                                                          2006   1.445       1.547         5,084
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.165       1.284            --
                                                                          2006   1.112       1.165            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2014   1.931       1.975        22,484
                                                                          2013   1.944       1.931        24,628
                                                                          2012   1.780       1.944        38,486
                                                                          2011   1.756       1.780        44,098
                                                                          2010   1.600       1.756        60,910
                                                                          2009   1.229       1.600        50,687
                                                                          2008   1.408       1.229        50,687
                                                                          2007   1.350       1.408        33,826
                                                                          2006   1.308       1.350         8,500
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.754       1.829            --
                                                                          2012   1.599       1.754            --
                                                                          2011   1.987       1.599            --

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2014   1.279       1.418         1,783
                                                                          2013   0.978       1.279         1,789
                                                                          2012   0.847       0.978         4,878
                                                                          2011   0.902       0.847        20,787
                                                                          2010   0.788       0.902        40,937
                                                                          2009   0.681       0.788        82,558
                                                                          2008   1.092       0.681       102,228
                                                                          2007   1.073       1.092       191,645
                                                                          2006   1.001       1.073       147,048
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2014   1.931       2.098        71,502
 MIST WMC Large Cap Research Subaccount (Class A) (4/06)................. 2007   1.602       1.676            --
                                                                          2006   1.519       1.602       134,128
 MIST WMC Large Cap Research Subaccount (Class E) (4/07)................. 2014   1.877       2.086        70,928
                                                                          2013   1.430       1.877        76,181
                                                                          2012   1.288       1.430        82,934
                                                                          2011   1.314       1.288        93,475
                                                                          2010   1.193       1.314       109,013
                                                                          2009   1.023       1.193       147,468
                                                                          2008   1.668       1.023       139,391
                                                                          2007   1.662       1.668       126,496
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2014   1.294       1.356            --
                                                                          2013   1.333       1.294            --
                                                                          2012   1.268       1.333            --
                                                                          2011   1.216       1.268            --
                                                                          2010   1.147       1.216            --
                                                                          2009   1.071       1.147            --
                                                                          2008   1.134       1.071            --
                                                                          2007   1.091       1.134            --
                                                                          2006   1.054       1.091            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2014   1.632       1.738        30,563
                                                                          2013   1.243       1.632        32,355
                                                                          2012   1.111       1.243        79,994
                                                                          2011   1.247       1.111        83,026
                                                                          2010   1.064       1.247       170,307
                                                                          2009   0.848       1.064       173,825
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2014   0.935       0.914        36,388
                                                                          2013   0.956       0.935        36,431
                                                                          2012   0.977       0.956        42,550
                                                                          2011   0.999       0.977        66,498
                                                                          2010   1.021       0.999        66,543
                                                                          2009   1.039       1.021       155,858
                                                                          2008   1.033       1.039       289,706
                                                                          2007   1.005       1.033            --
                                                                          2006   0.987       1.005            --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07) *.......... 2009   0.771       0.761            --
                                                                          2008   1.319       0.771            --
                                                                          2007   1.399       1.319         6,394
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.744       0.775            --
                                                                          2008   1.379       0.744       114,994
                                                                          2007   1.356       1.379       116,556
                                                                          2006   1.343       1.356       119,729
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.216       1.336            --
                                                                          2012   1.075       1.216        20,201
                                                                          2011   1.172       1.075        29,841
                                                                          2010   1.047       1.172        64,936
                                                                          2009   0.879       1.047        68,435
                                                                          2008   1.474       0.879        72,634
                                                                          2007   1.447       1.474       107,201
                                                                          2006   1.417       1.447       119,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2014   2.069       2.247        24,633

                  PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2013   1.594       2.069        26,078
                                                                       2012   1.470       1.594        34,420
                                                                       2011   1.551       1.470        36,014
                                                                       2010   1.377       1.551        37,512
                                                                       2009   0.943       1.377        40,342
                                                                       2008   1.777       0.943        44,812
                                                                       2007   1.509       1.777        47,451
                                                                       2006   1.552       1.509        49,974
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.905       0.978            --
                                                                       2010   0.799       0.905            --
                                                                       2009   0.621       0.799            --
                                                                       2008   1.067       0.621            --
                                                                       2007   1.056       1.067            --
                                                                       2006   1.002       1.056            --
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2014   1.254       1.282            --
                                                                       2013   1.230       1.254            --
                                                                       2012   1.151       1.230            --
                                                                       2011   1.140       1.151            --
                                                                       2010   1.059       1.140            --
                                                                       2009   0.898       1.059            --
                                                                       2008   1.072       0.898            --
                                                                       2007   1.038       1.072            --
                                                                       2006   1.001       1.038            --
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2014   1.268       1.302        22,791
                                                                       2013   1.169       1.268        24,130
                                                                       2012   1.072       1.169        25,556
                                                                       2011   1.085       1.072        27,089
                                                                       2010   0.994       1.085        71,993
                                                                       2009   0.822       0.994        73,684
                                                                       2008   1.071       0.822        75,677
                                                                       2007   1.045       1.071        43,320
                                                                       2006   1.002       1.045            --
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2014   1.265       1.300       158,043
                                                                       2013   1.096       1.265       158,043
                                                                       2012   0.989       1.096       340,543
                                                                       2011   1.025       0.989       444,856
                                                                       2010   0.926       1.025       321,497
                                                                       2009   0.748       0.926       327,227
                                                                       2008   1.072       0.748         6,664
                                                                       2007   1.050       1.072            --
                                                                       2006   1.002       1.050            --
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2014   1.245       1.282            --
                                                                       2013   1.024       1.245            --
                                                                       2012   0.907       1.024            --
                                                                       2011   0.964       0.907            --
                                                                       2010   0.859       0.964            --
                                                                       2009   0.680       0.859            --
                                                                       2008   1.072       0.680            --
                                                                       2007   1.055       1.072        32,231
                                                                       2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).................. 2014   1.872       2.071            --
                                                                       2013   1.453       1.872            --
                                                                       2012   1.287       1.453            --
                                                                       2011   1.294       1.287         8,567
                                                                       2010   1.156       1.294         9,768
                                                                       2009   0.943       1.156        10,588
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2014   1.650       1.750        13,477
                                                                       2013   1.421       1.650        90,391
                                                                       2012   1.304       1.421       107,881
                                                                       2011   1.304       1.304       147,691
                                                                       2010   1.214       1.304       293,121
                                                                       2009   1.048       1.214       299,738
                                                                       2008   1.379       1.048       319,570
                                                                       2007   1.354       1.379       348,319
                                                                       2006   1.271       1.354       364,487
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................... 2014   2.026       2.196            --

                        PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2013   1.526       2.026            --
                                                                                   2012   1.337       1.526            --
                                                                                   2011   1.356       1.337            --
                                                                                   2010   1.244       1.356            --
                                                                                   2009   1.052       1.244            --
                                                                                   2008   1.453       1.052            --
                                                                                   2007   1.380       1.453        31,954
                                                                                   2006   1.254       1.380        10,775
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2014   2.182       2.134            --
                                                                                   2013   1.754       2.182            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2014   1.567       1.668         5,441
                                                                                   2013   1.154       1.567         5,796
                                                                                   2012   0.994       1.154         6,228
                                                                                   2011   1.030       0.994        17,658
                                                                                   2010   0.902       1.030        18,206
                                                                                   2009   0.645       0.902        18,823
                                                                                   2008   1.136       0.645        20,571
                                                                                   2007   1.064       1.136        10,994
                                                                                   2006   0.998       1.064        11,006
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2014   2.194       2.289        23,131
                                                                                   2013   1.556       2.194        26,075
                                                                                   2012   1.372       1.556        26,794
                                                                                   2011   1.383       1.372        28,636
                                                                                   2010   1.049       1.383        29,877
                                                                                   2009   0.774       1.049        32,223
                                                                                   2008   1.182       0.774        35,928
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.139       1.180            --
                                                                                   2006   1.076       1.139            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2014   1.140       1.149            --
                                                                                   2013   1.173       1.140            --
                                                                                   2012   1.158       1.173            --
                                                                                   2011   1.120       1.158            --
                                                                                   2010   1.081       1.120            --
                                                                                   2009   1.057       1.081            --
                                                                                   2008   1.083       1.057            --
                                                                                   2007   1.060       1.083            --
                                                                                   2006   1.028       1.060            --
 MSF WMC Balanced Subaccount (Class A) (5/09)..................................... 2014   1.470       1.589            --
                                                                                   2013   1.246       1.470            --
                                                                                   2012   1.133       1.246            --
                                                                                   2011   1.116       1.133            --
                                                                                   2010   1.041       1.116            --
                                                                                   2009   0.900       1.041            --
 MSF WMC Core Equity Opportunities Subaccount (Class A) (4/08).................... 2014   1.617       1.750            --
                                                                                   2013   1.237       1.617            --
                                                                                   2012   1.120       1.237            --
                                                                                   2011   1.193       1.120            --
                                                                                   2010   1.089       1.193            --
                                                                                   2009   0.843       1.089        25,626
                                                                                   2008   1.372       0.843        25,626
Money Market Portfolio
 Money Market Subaccount (10/97).................................................. 2006   0.980       0.987            --
                                                                                   2005   0.974       0.980            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.105       1.165            --
                                                                                   2005   1.068       1.105            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.092       1.112            --
                                                                                   2006   1.109       1.092       299,745
                                                                                   2005   1.110       1.109       430,006
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.184       1.221            --
                                                                                   2008   1.155       1.184       553,011
                                                                                   2007   1.086       1.155       526,678
                                                                                   2006   1.069       1.086       638,934
                                                                                   2005   1.067       1.069       654,436

                         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                                UNIT      UNIT     NUMBER OF
                                                                                               VALUE      VALUE      UNITS
                                                                                                 AT        AT     OUTSTANDING
                                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                                        YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------ ------ ----------- -------- ------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............................ 2008   1.602       1.483            --
                                                                                     2007   1.484       1.602            --
                                                                                     2006   1.366       1.484         3,627
                                                                                     2005   1.302       1.366         4,172
 Putnam VT International Equity Subaccount (Class IB) (5/01)........................ 2007   1.949       2.106            --
                                                                                     2006   1.560       1.949         2,316
                                                                                     2005   1.421       1.560            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)............................. 2007   2.121       2.261            --
                                                                                     2006   1.848       2.121        56,570
                                                                                     2005   1.765       1.848        55,526
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/01)............................... 2006   1.355       1.440            --
                                                                                     2005   1.274       1.355        96,363
 Travelers Convertible Securities Subaccount (5/00)................................. 2006   1.255       1.335            --
                                                                                     2005   1.278       1.255        52,858
 Travelers Disciplined Mid Cap Stock Subaccount (5/00).............................. 2006   1.602       1.746            --
                                                                                     2005   1.456       1.602            --
 Travelers Equity Income Subaccount (11/99)......................................... 2006   1.351       1.417            --
                                                                                     2005   1.322       1.351       119,906
 Travelers Federated High Yield Subaccount (5/00)................................... 2006   1.302       1.332            --
                                                                                     2005   1.297       1.302        59,245
 Travelers Federated Stock Subaccount (5/00)........................................ 2006   1.360       1.405            --
                                                                                     2005   1.320       1.360            --
 Travelers Large Cap Subaccount (11/99)............................................. 2006   1.306       1.343            --
                                                                                     2005   1.228       1.306         8,717
 Travelers Managed Allocation Series: Aggressive Subaccount (6/05).................. 2006   1.074       1.139            --
                                                                                     2005   1.000       1.074            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................ 2006   1.027       1.029            --
                                                                                     2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (6/05).................... 2006   1.042       1.077            --
                                                                                     2005   1.000       1.042            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05)......... 2006   1.061       1.104            --
                                                                                     2005   1.000       1.061            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)....... 2006   1.034       1.052            --
                                                                                     2005   1.000       1.034            --
 Travelers Mercury Large Cap Core Subaccount (11/99)................................ 2006   1.433       1.519            --
                                                                                     2005   1.308       1.433       150,031
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (5/00)............................ 2006   1.469       1.552            --
                                                                                     2005   1.457       1.469        52,606
 Travelers MFS(Reg. TM) Total Return Subaccount (11/99)............................. 2006   1.234       1.271            --
                                                                                     2005   1.225       1.234       381,492
 Travelers MFS(Reg. TM) Value Subaccount (5/04)..................................... 2006   1.163       1.254            --
                                                                                     2005   1.116       1.163         6,545
 Travelers Mondrian International Stock Subaccount (5/00)........................... 2006   1.528       1.752            --
                                                                                     2005   1.426       1.528        72,663
 Travelers Pioneer Fund Subaccount (5/03)........................................... 2006   1.364       1.445            --
                                                                                     2005   1.316       1.364        28,836
 Travelers Pioneer Mid Cap Value Subaccount (5/05).................................. 2006   1.058       1.112            --
                                                                                     2005   1.000       1.058            --
 Travelers Pioneer Strategic Income Subaccount (5/00)............................... 2006   1.298       1.308            --
                                                                                     2005   1.280       1.298         8,500
 Travelers Quality Bond Subaccount (5/00)........................................... 2006   1.066       1.054            --
                                                                                     2005   1.072       1.066            --
 Travelers Strategic Equity Subaccount (11/99)...................................... 2006   1.353       1.409            --
                                                                                     2005   1.355       1.353       108,946

                    PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B) (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.132       1.300            --
                                                                          2005   1.000       1.132            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.028            --
                                                                          2005   1.047       1.068            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............ 2014   1.492       1.595            --
                                                                          2013   1.285       1.492            --
                                                                          2012   1.186       1.285            --
                                                                          2011   1.213       1.186            --
                                                                          2010   1.106       1.213            --
                                                                          2009   0.920       1.106            --
                                                                          2008   1.257       0.920            --
                                                                          2007   1.159       1.257            --
                                                                          2006   1.100       1.159            --
                                                                          2005   1.077       1.100            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/01)...................... 2009   0.993       0.961            --
                                                                          2008   1.582       0.993        32,733
                                                                          2007   1.656       1.582        59,052
                                                                          2006   1.458       1.656        64,046
                                                                          2005   1.432       1.458       258,418
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01).................. 2009   0.814       0.833            --
                                                                          2008   1.462       0.814            --
                                                                          2007   1.329       1.462            --
                                                                          2006   1.273       1.329            --
                                                                          2005   1.206       1.273        61,960



------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2014.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2014 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.



                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL         GLOBAL THEMATIC                              AMERICAN FUNDS
                                                 APPRECIATION              GROWTH          AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -------------------   -------------------   ---------------------  -------------------
ASSETS:
   Investments at fair value...............   $         3,369,272   $           831,818    $         6,766,160   $       124,133,875
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                              -------------------   -------------------   ---------------------  -------------------
       Total Assets........................             3,369,272               831,818              6,766,160           124,133,875
                                              -------------------   -------------------   ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------
       Total Liabilities...................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------

NET ASSETS.................................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......   $         3,369,272   $           831,818    $         6,766,160   $       124,020,805
   Net assets from contracts in payout.....                    --                    --                     --               113,065
                                              -------------------   -------------------   ---------------------  -------------------
       Total Net Assets....................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,794,308  $       273,472,223  $        242,579,701  $         11,900,886
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,794,308          273,472,223           242,579,701            11,900,887
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,783,891  $       273,204,194  $        242,427,822  $         11,900,887
   Net assets from contracts in payout..                10,417              268,021               151,871                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY        FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH        CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         2,817,920  $          6,302,018  $            754,943  $       240,965,809
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             2,817,920             6,302,018               754,943          240,965,809
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         2,817,918  $          6,302,015  $            754,943  $       240,731,785
   Net assets from contracts in payout..                    --                    --                    --              234,018
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================

                                             FIDELITY VIP
                                            DYNAMIC CAPITAL        FIDELITY VIP
                                             APPRECIATION          EQUITY-INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,212,497  $        257,632,017
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,212,497           257,632,017
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    1                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         2,212,496  $        257,632,017
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,212,496  $        257,217,815
   Net assets from contracts in payout..                   --               414,202
                                          -------------------  --------------------
        Total Net Assets................  $         2,212,496  $        257,632,017
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               FIDELITY VIP       FIDELITY VIP HIGH                           FTVIPT FRANKLIN
                                             FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP      INCOME VIP
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,949,186  $        21,901,591   $       284,320,525  $        28,076,574
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           46,949,186           21,901,591           284,320,525           28,076,574
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,949,186  $        21,854,940   $       284,000,668  $        28,061,130
   Net assets from contracts in payout....                   --               46,649               319,850               15,441
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================

                                                                                         FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP         DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP           MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        20,922,139   $        20,296,368  $        31,983,353  $        19,231,356
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   16
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................           20,922,139            20,296,368           31,983,353           19,231,372
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        20,922,139   $        20,296,254  $        31,954,214  $        19,228,944
   Net assets from contracts in payout....                   --                    --               29,133                2,428
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================


                                              FTVIPT TEMPLETON       INVESCO V.I.
                                                 FOREIGN VIP           COMSTOCK
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,158,894  $         6,878,893
   Due from MetLife Insurance
     Company USA..........................                   --                   20
                                            -------------------  -------------------
       Total Assets.......................           72,158,894            6,878,913
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                   --
                                            -------------------  -------------------
       Total Liabilities..................                    4                   --
                                            -------------------  -------------------

NET ASSETS................................  $        72,158,890  $         6,878,913
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        72,058,619  $         6,823,897
   Net assets from contracts in payout....              100,271               55,016
                                            -------------------  -------------------
       Total Net Assets...................  $        72,158,890  $         6,878,913
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,404,786  $         65,679,718  $         10,593,180   $          1,632,994
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................             1,404,786            65,679,718            10,593,180              1,632,994
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,391,396  $         65,623,696  $         10,476,046   $          1,632,992
   Net assets from contracts in payout..                13,388                56,022               117,133                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================


                                              INVESCO V.I.           JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,376,295  $         13,633,119  $            964,841  $         41,260,094
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,376,295            13,633,119               964,841            41,260,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,370,233  $         13,626,327  $            964,819  $         41,190,481
   Net assets from contracts in payout..                 6,062                 6,787                    --                69,613
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        439,598,710  $        301,512,214
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           439,598,710           301,512,214
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                   285
                                          --------------------  --------------------
        Total Liabilities...............                     7                   285
                                          --------------------  --------------------

NET ASSETS..............................  $        439,598,703  $        301,511,929
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        439,064,947  $        301,233,872
   Net assets from contracts in payout..               533,756               278,057
                                          --------------------  --------------------
        Total Net Assets................  $        439,598,703  $        301,511,929
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       114,208,212   $       101,931,601   $       136,570,932   $        38,689,454
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................          114,208,212           101,931,601           136,570,932            38,689,454
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       114,102,099   $       101,482,685   $       135,934,844   $        38,452,420
   Net assets from contracts in payout....              106,106               448,907               636,080               237,030
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================

                                                   LMPVET               LMPVET               LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                              SMALL CAP GROWTH      ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        60,699,080  $        59,118,500  $        37,227,976  $        24,272,557
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            60,699,080           59,118,500           37,227,976           24,272,557
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        60,497,243  $        58,949,453  $        37,227,353  $        24,266,234
   Net assets from contracts in payout....               201,831              169,047                  623                6,322
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================

                                               LMPVIT WESTERN        LMPVIT WESTERN
                                            ASSET VARIABLE GLOBAL  ASSET VARIABLE HIGH
                                               HIGH YIELD BOND           INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,593,998   $        78,692,688
   Due from MetLife Insurance
     Company USA..........................                    --                    --
                                            ---------------------  -------------------
       Total Assets.......................             7,593,998            78,692,688
                                            ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     2                     5
                                            ---------------------  -------------------
       Total Liabilities..................                     2                     5
                                            ---------------------  -------------------

NET ASSETS................................   $         7,593,996   $        78,692,683
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,506,397   $        78,261,442
   Net assets from contracts in payout....                87,599               431,241
                                            ---------------------  -------------------
       Total Net Assets...................   $         7,593,996   $        78,692,683
                                            =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                               FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                                 ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,360,096  $         3,718,851  $         2,864,383  $       104,638,903
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,360,096            3,718,851            2,864,383          104,638,903
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,360,096  $         3,718,850  $         2,864,383  $       104,574,911
   Net assets from contracts in payout....                   --                   --                   --               63,976
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS
                                            MIST CLARION GLOBAL   MIST CLEARBRIDGE          OAKMARK           MIST INVESCO
                                                REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL          COMSTOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        77,846,982  $       614,674,483  $        67,655,911  $       233,561,077
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           77,846,982          614,674,483           67,655,911          233,561,077
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        77,708,503  $       613,334,195  $        67,609,387  $       233,057,849
   Net assets from contracts in payout....              138,473            1,340,279               46,517              503,219
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO         MIST INVESCO
                                               MID CAP VALUE      SMALL CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        52,410,959  $        14,198,354
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           52,410,959           14,198,354
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                    6
                                            -------------------  -------------------
       Total Liabilities..................                    7                    6
                                            -------------------  -------------------

NET ASSETS................................  $        52,410,952  $        14,198,348
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        52,327,158  $        14,185,060
   Net assets from contracts in payout....               83,794               13,288
                                            -------------------  -------------------
       Total Net Assets...................  $        52,410,952  $        14,198,348
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,340,014  $       149,334,908  $        41,083,554  $         4,142,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,340,014          149,334,908           41,083,554            4,142,616
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,326,283  $       149,015,912  $        41,036,003  $         4,132,192
   Net assets from contracts in payout....               13,723              318,993               47,547               10,424
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                            ASSET ALLOCATION 100     TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,831,388  $            12,425  $       120,747,352  $        53,420,824
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,831,388               12,425          120,747,352           53,420,824
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,831,385  $            12,424  $       120,549,018  $        53,347,979
   Net assets from contracts in payout....                    --                   --              198,329               72,837
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================

                                                                     MIST MORGAN
                                             MIST MFS RESEARCH     STANLEY MID CAP
                                               INTERNATIONAL           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,277,221  $        11,736,550
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          72,277,221           11,736,550
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   6                    4
                                            ------------------  -------------------
       Total Liabilities..................                   6                    4
                                            ------------------  -------------------

NET ASSETS................................  $       72,277,215  $        11,736,546
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,131,852  $        11,707,391
   Net assets from contracts in payout....             145,363               29,155
                                            ------------------  -------------------
       Total Net Assets...................  $       72,277,215  $        11,736,546
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST PIMCO
                                             MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                               GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      351,667,658  $        65,747,518   $       243,988,074  $       57,774,396
   Due from MetLife Insurance
     Company USA..........................                  --                   --                    --                  --
                                            ------------------  --------------------  -------------------  ------------------
       Total Assets.......................         351,667,658           65,747,518           243,988,074          57,774,396
                                            ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------
       Total Liabilities..................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------

NET ASSETS................................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      351,470,253  $        65,646,508   $       243,369,323  $       57,624,152
   Net assets from contracts in payout....             197,381              101,003               618,744             150,235
                                            ------------------  --------------------  -------------------  ------------------
       Total Net Assets...................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================


                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH    MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF            ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       152,052,581  $           11,539  $       122,762,323  $       156,905,463
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          152,052,581              11,539          122,762,323          156,905,463
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       151,838,023  $           11,539  $       122,762,323  $       156,905,463
   Net assets from contracts in payout....              214,550                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      443,370,574  $         2,094,287
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         443,370,574            2,094,287
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  16                    1
                                            ------------------  -------------------
       Total Liabilities..................                  16                    1
                                            ------------------  -------------------

NET ASSETS................................  $      443,370,558  $         2,094,286
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      442,751,028  $         2,094,286
   Net assets from contracts in payout....             619,530                   --
                                            ------------------  -------------------
       Total Net Assets...................  $      443,370,558  $         2,094,286
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF BARCLAYS
                                                 MIST WMC          MORGAN STANLEY      AGGREGATE BOND     MSF BLACKROCK BOND
                                            LARGE CAP RESEARCH    MULTI CAP GROWTH          INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       46,264,422  $           914,005  $        75,845,003  $      171,167,583
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          46,264,422              914,005           75,845,003         171,167,583
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       46,192,239  $           914,004  $        75,724,869  $      170,720,986
   Net assets from contracts in payout....              72,179                   --              120,134             446,583
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================


                                                MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK       MSF FRONTIER
                                            CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            --------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $       201,471,723  $       12,887,182  $       260,028,984  $        88,449,755
   Due from MetLife Insurance
     Company USA..........................                    --                  --                  238                   --
                                            --------------------  ------------------  -------------------  -------------------
       Total Assets.......................           201,471,723          12,887,182          260,029,222           88,449,755
                                            --------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------

NET ASSETS................................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       200,150,994  $       12,887,179  $       259,302,887  $        88,270,634
   Net assets from contracts in payout....             1,320,718                  --              726,335              179,113
                                            --------------------  ------------------  -------------------  -------------------
       Total Net Assets...................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================


                                                                  MSF LOOMIS SAYLES
                                            MSF JENNISON GROWTH    SMALL CAP CORE
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      376,259,292   $           725,824
   Due from MetLife Insurance
     Company USA..........................                  --                     2
                                            -------------------  -------------------
       Total Assets.......................         376,259,292               725,826
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   5                    --
                                            -------------------  -------------------
       Total Liabilities..................                   5                    --
                                            -------------------  -------------------

NET ASSETS................................  $      376,259,287   $           725,826
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      375,992,502   $           725,826
   Net assets from contracts in payout....             266,785                    --
                                            -------------------  -------------------
       Total Net Assets...................  $      376,259,287   $           725,826
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MSF
                                                                  MET/DIMENSIONAL
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,961,420  $         1,388,812   $         29,613,605  $        87,527,054
   Due from MetLife Insurance
     Company USA........................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,961,420            1,388,812             29,613,605           87,527,054
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,961,420  $         1,388,811   $         29,613,599  $        87,492,323
   Net assets from contracts in payout..                   --                   --                     --               34,726
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================



                                               MSF METLIFE          MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       550,983,260  $       645,019,175  $        16,117,119  $       948,735,717
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           550,983,260          645,019,175           16,117,119          948,735,717
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       550,983,256  $       644,967,998  $        16,117,119  $       944,769,256
   Net assets from contracts in payout..                    --               51,161                   --            3,966,444
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================



                                              MSF MFS TOTAL
                                                 RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        427,404,174  $       149,803,847
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           427,404,174          149,803,847
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    25                   31
                                          --------------------  -------------------
       Total Liabilities................                    25                   31
                                          --------------------  -------------------

NET ASSETS..............................  $        427,404,149  $       149,803,816
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,127,027  $       149,671,228
   Net assets from contracts in payout..             1,277,122              132,588
                                          --------------------  -------------------
       Total Net Assets.................  $        427,404,149  $       149,803,816
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                 MSF MSCI           MSF NEUBERGER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                EAFE INDEX         BERMAN GENESIS           INDEX          LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       55,159,835  $        69,389,905  $       114,688,189  $       59,661,392
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          55,159,835           69,389,905          114,688,189          59,661,392
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       55,109,972  $        69,359,916  $       114,630,764  $       59,393,613
   Net assets from contracts in payout....              49,863               29,964               57,425             267,768
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================

                                                                   MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT STRATEGIC    MANAGEMENT U.S.          MSF WMC
                                             SMALL CAP GROWTH     BOND OPPORTUNITIES       GOVERNMENT            BALANCED
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,139,547   $       39,669,740   $        98,096,577  $       263,144,758
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,139,547           39,669,740            98,096,577          263,144,758
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,080,151   $       39,516,671   $        97,895,283  $       262,480,655
   Net assets from contracts in payout....               59,392              153,066               201,289              664,101
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================

                                                  MSF WMC
                                                CORE EQUITY         PIONEER VCT
                                               OPPORTUNITIES       MID CAP VALUE
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       96,109,892  $        27,355,305
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          96,109,892           27,355,305
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   9                    3
                                            ------------------  -------------------
       Total Liabilities..................                   9                    3
                                            ------------------  -------------------

NET ASSETS................................  $       96,109,883  $        27,355,302
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       96,040,199  $        27,355,302
   Net assets from contracts in payout....              69,684                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       96,109,883  $        27,355,302
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                               PIONEER VCT REAL      TAP 1919 VARIABLE                              WELLS FARGO VT
                                                 ESTATE SHARES      RESPONSIVE BALANCED        UIF GROWTH           SMALL CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $         9,986,469   $         43,091,033   $          6,688,279   $         2,543,972
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................             9,986,469             43,091,033              6,688,279             2,543,972
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,986,466   $         43,078,306   $          6,642,008   $         2,507,026
   Net assets from contracts in payout....                    --                 12,724                 46,270                36,946
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                     ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL        GLOBAL THEMATIC                            AMERICAN FUNDS
                                                 APPRECIATION             GROWTH         AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $                --   $           133,598  $         1,488,114
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                62,574               14,197               106,429            2,086,722
      Administrative charges...............                 5,234                1,321                11,088              182,317
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                67,808               15,518               117,517            2,269,039
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (67,808)             (15,518)                16,081            (780,925)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               505,154                   --                 2,744           13,371,511
      Realized gains (losses) on sale of
        investments........................               289,635               32,668                44,801            9,641,896
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               794,789               32,668                47,545           23,013,407
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (344,060)                9,377               205,588         (21,669,707)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               450,729               42,045               253,133            1,343,700
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           382,921  $            26,527   $           269,214  $           562,775
                                             ====================  ===================  ====================  ===================

                                                AMERICAN FUNDS
                                                 GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS     DELAWARE VIP SMALL
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME          CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              3,581  $         2,150,514  $          3,128,051  $            77,229
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,226            4,764,925             4,280,688               91,382
      Administrative charges...............                 4,925              408,773               370,199                  221
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                53,151            5,173,698             4,650,887               91,603
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (49,570)          (3,023,184)           (1,522,836)             (14,374)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                15,087           14,558,158            12,566,300            1,189,595
      Realized gains (losses) on sale of
        investments........................               310,319           24,636,682            20,379,081            1,270,288
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               325,406           39,194,840            32,945,381            2,459,883
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (247,183)         (17,668,571)           (9,878,667)          (1,772,697)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                78,223           21,526,269            23,066,714              687,186
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,653  $        18,503,085  $         21,543,878  $           672,812
                                             ====================  ===================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &          DEUTSCHE II
                                               AGENCY SECURITIES   SMALL MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             61,701  $            32,790
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                56,148              125,811
      Administrative charges...............                 4,610               10,558
                                             --------------------  -------------------
        Total expenses.....................                60,758              136,369
                                             --------------------  -------------------
           Net investment income (loss)....                   943            (103,579)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --               34,874
      Realized gains (losses) on sale of
        investments........................              (63,795)              437,622
                                             --------------------  -------------------
           Net realized gains (losses).....              (63,795)              472,496
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               156,481            (165,170)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                92,686              307,326
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             93,629  $           203,747
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            FIDELITY VIP
                                              DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL       FIDELITY VIP
                                             RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION         EQUITY-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,247  $          1,771,752  $              4,654  $         7,242,716
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,265             3,396,195                30,431            3,275,526
      Administrative charges...............                1,100               165,178                 1,979               11,587
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               14,365             3,561,373                32,410            3,287,113
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (8,118)           (1,789,621)              (27,756)            3,955,603
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               50,782             4,791,881                92,762            3,575,759
      Realized gains (losses) on sale of
        investments........................               25,310            12,357,836               155,325            3,727,490
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               76,092            17,149,717               248,087            7,303,249
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,457             8,071,311              (23,087)            7,248,553
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               85,549            25,221,028               225,000           14,551,802
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            77,431  $         23,431,407  $            197,244  $        18,507,405
                                             ===================  ====================  ====================  ===================


                                                 FIDELITY VIP       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                               FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            515,831  $         1,297,376  $             53,707  $          1,783,174
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                38,919              294,952             3,935,305               550,805
      Administrative charges...............                    --                  100               175,409                51,123
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                38,919              295,052             4,110,714               601,928
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               476,912            1,002,324           (4,057,007)             1,181,246
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               386,873                   --             7,084,541                    --
      Realized gains (losses) on sale of
        investments........................                    --            (120,874)             9,006,756             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               386,873            (120,874)            16,091,297             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (721,035)            (850,052)               885,782           (1,385,438)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (334,162)            (970,926)            16,977,079                43,946
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            142,750  $            31,398  $         12,920,072  $          1,225,192
                                             ====================  ===================  ====================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP  RISING DIVIDENDS VIP
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           449,688  $            290,035
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              345,048               384,484
      Administrative charges...............               34,770                32,493
                                             -------------------  --------------------
        Total expenses.....................              379,818               416,977
                                             -------------------  --------------------
           Net investment income (loss)....               69,870             (126,942)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              116,923               426,792
      Realized gains (losses) on sale of
        investments........................            1,502,551             1,896,932
                                             -------------------  --------------------
           Net realized gains (losses).....            1,619,474             2,323,724
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (444,273)             (881,958)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,175,201             1,441,766
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,245,071  $          1,314,824
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                 SMALL-MID CAP           DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                  GROWTH VIP             MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            317,473  $          1,606,309  $             94,478
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               552,820               255,901             1,419,854               114,603
      Administrative charges................                40,357                   384               103,354                11,226
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               593,177               256,285             1,523,208               125,829
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (593,177)                61,188                83,101              (31,351)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             6,626,524                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             1,708,352             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,334,876             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,957,792)           (1,908,799)          (14,127,812)              (99,974)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,377,084           (2,101,146)          (10,722,874)               570,561
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,783,907  $        (2,039,958)  $       (10,639,773)  $            539,210
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.         INVESCO V.I.           INVESCO V.I.
                                              DIVERSIFIED DIVIDEND   EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $            22,461  $          1,077,313  $            323,861
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                30,686             1,067,330               179,608
      Administrative charges................                 2,219               107,174                17,039
                                              --------------------  --------------------  ---------------------
        Total expenses......................                32,905             1,174,504               196,647
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (10,444)              (97,191)               127,214
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,322,590                    --
      Realized gains (losses) on sale of
        investments.........................               119,110             5,604,139               (7,775)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               119,110             8,926,729               (7,775)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                34,690           (4,021,112)               126,412
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               153,800             4,905,617               118,637
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $           143,356  $          4,808,426  $            245,851
                                              ====================  ====================  =====================


                                                  INVESCO V.I.          INVESCO V.I.           JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX          ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             53,777  $             37,991  $              4,680
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                34,749                49,455               190,425
      Administrative charges................                 2,843                 3,608                15,360
                                              --------------------  --------------------  --------------------
        Total expenses......................                37,592                53,063               205,785
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                16,185              (15,072)             (201,105)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                87,954                    --               977,060
      Realized gains (losses) on sale of
        investments.........................                96,742               273,768             1,244,091
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               184,696               273,768             2,221,151
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               131,127              (29,791)             (652,260)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               315,823               243,977             1,568,891
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            332,008  $            228,905  $          1,367,786
                                              ====================  ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                              LMPVET                LMPVET
                                                 JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             9,919  $         1,465,759   $           708,595   $         3,440,035
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,682              632,211             6,509,890             4,438,744
      Administrative charges...............                   65                6,990               542,908               436,600
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                5,747              639,201             7,052,798             4,875,344
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                4,172              826,558           (6,344,203)           (1,435,309)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,951,844            27,796,869            11,561,122
      Realized gains (losses) on sale of
        investments........................               85,137            (840,491)            49,880,376            19,548,158
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               85,137            4,111,353            77,677,245            31,109,280
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (21,287)         (11,332,533)             4,969,052           (2,692,710)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               63,850          (7,221,180)            82,646,297            28,416,570
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            68,022  $       (6,394,622)   $        76,302,094   $        26,981,261
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,340,866    $           510,106   $         2,404,030   $           107,929
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,992,696              1,527,043             1,817,407               636,146
      Administrative charges...............              174,879                124,505               167,621                60,359
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,167,575              1,651,548             1,985,028               696,505
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              173,291            (1,141,442)               419,002             (588,576)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             13,224,998            10,162,800             2,775,798
      Realized gains (losses) on sale of
        investments........................            5,748,538              7,690,710             5,957,108             2,461,884
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            5,748,538             20,915,708            16,119,908             5,237,682
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,791,944            (8,183,281)           (3,205,797)           (2,272,504)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,540,482             12,732,427            12,914,111             2,965,178
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,713,773    $        11,590,985   $        13,333,113   $         2,376,602
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH       ALLOCATION 50%
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $        1,515,387
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               954,924              851,421
      Administrative charges...............                71,044               96,484
                                             --------------------  -------------------
        Total expenses.....................             1,025,968              947,905
                                             --------------------  -------------------
          Net investment income (loss).....           (1,025,968)              567,482
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,563,611                   --
      Realized gains (losses) on sale of
        investments........................             6,161,046            2,647,354
                                             --------------------  -------------------
          Net realized gains (losses)......            12,724,657            2,647,354
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,875,143)          (1,021,670)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,849,514            1,625,684
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           823,546   $        2,193,166
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   LMPVET               LMPVET            LMPVIT WESTERN         LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE HIGH
                                               ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND            INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           722,371  $           435,269  $           572,494    $          6,013,394
                                             -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              499,921              320,772              149,141               1,323,897
      Administrative charges...............               58,765               38,279               13,310                 131,174
                                             -------------------  -------------------  ---------------------  --------------------
        Total expenses.....................              558,686              359,051              162,451               1,455,071
                                             -------------------  -------------------  ---------------------  --------------------
          Net investment income (loss).....              163,685               76,218              410,043               4,558,323
                                             -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              777,031                   --                      --
      Realized gains (losses) on sale of
        investments........................            1,291,309              816,567               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
          Net realized gains (losses)......            1,291,309            1,593,598               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (113,990)            (859,564)            (656,927)             (4,813,613)
                                             -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,177,319              734,034            (610,288)             (5,789,436)
                                             -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,341,004  $           810,252  $         (200,245)    $        (1,231,113)
                                             ===================  ===================  =====================  ====================

                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION           HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,477  $             37,819   $            42,467  $         7,298,099
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               30,795                26,788                23,398            1,648,793
      Administrative charges...............                  580                   717                   376              101,440
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               31,375                27,505                23,774            1,750,233
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               21,102                10,314                18,693            5,547,866
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              400,668               560,829               252,741            5,418,057
      Realized gains (losses) on sale of
        investments........................               29,497                75,154                19,058              852,546
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              430,165               635,983               271,799            6,270,603
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (239,127)             (442,995)             (144,025)          (9,312,170)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              191,038               192,988               127,774          (3,041,567)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           212,140  $            203,302   $           146,467  $         2,506,299
                                             ===================  ====================  ====================  ===================


                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                                  REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,262,135   $             8,307
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,104,279             5,240,204
      Administrative charges...............               68,582                77,763
                                             --------------------  -------------------
        Total expenses.....................            1,172,861             5,317,967
                                             --------------------  -------------------
          Net investment income (loss).....               89,274           (5,309,660)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (747,770)             4,893,061
                                             --------------------  -------------------
          Net realized gains (losses)......            (747,770)             4,893,061
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,172,613            71,822,294
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,424,843            76,715,355
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,514,117   $        71,405,695
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST HARRIS
                                                   OAKMARK           MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,012,499  $         1,434,682  $           308,852  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,138,535            3,324,657              971,031              231,253
      Administrative charges...............               80,353              305,211               81,726               13,901
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,218,888            3,629,868            1,052,757              245,154
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              793,611          (2,195,186)            (743,905)            (245,154)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,401,477                   --           10,303,070            1,681,189
      Realized gains (losses) on sale of
        investments........................            2,149,082           18,851,038            1,436,415              910,189
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,550,559           18,851,038           11,739,485            2,591,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,797,553)               35,646          (6,825,511)          (1,481,220)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,246,994)           18,886,684            4,913,974            1,110,158
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,453,383)  $        16,691,498  $         4,170,069  $           865,004
                                             ===================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           146,345  $         3,618,319  $         2,561,383  $           169,446
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,985            1,950,043              631,162               83,357
      Administrative charges...............               10,879                1,036               52,938                7,207
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              215,864            1,951,079              684,100               90,564
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (69,519)            1,667,240            1,877,283               78,882
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,601,664                   --            1,194,028               21,064
      Realized gains (losses) on sale of
        investments........................              584,703            4,680,338              878,119             (22,500)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            2,186,367            4,680,338            2,072,147              (1,436)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,720,767)          (2,489,378)          (2,360,131)            (128,296)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              465,600            2,190,960            (287,984)            (129,732)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           396,081  $         3,858,200  $         1,589,299  $          (50,850)
                                             ===================  ===================  ===================  ====================

                                                                       MIST METLIFE
                                                 MIST METLIFE           MULTI-INDEX
                                             ASSET ALLOCATION 100      TARGETED RISK
                                                  SUBACCOUNT          SUBACCOUNT (b)
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           475,270   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              806,663                    30
      Administrative charges...............                5,965                    --
                                             --------------------  -------------------
        Total expenses.....................              812,628                    30
                                             --------------------  -------------------
          Net investment income (loss).....            (337,358)                  (30)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     7
      Realized gains (losses) on sale of
        investments........................            2,105,016                    43
                                             --------------------  -------------------
          Net realized gains (losses)......            2,105,016                    50
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              702,228                   299
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,807,244                   349
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,886   $               319
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST MORGAN
                                                MIST METLIFE      MIST MFS EMERGING    MIST MFS RESEARCH     STANLEY MID CAP
                                               SMALL CAP VALUE     MARKETS EQUITY        INTERNATIONAL           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           67,927  $           501,418  $        1,905,313  $             4,756
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,843,003            1,026,584           1,175,669              212,088
      Administrative charges...............              89,332               85,504              95,747               18,346
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,932,335            1,112,088           1,271,416              230,434
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....         (1,864,408)            (610,670)             633,897            (225,678)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           5,439,014                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           4,412,915              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,851,929              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (7,954,172)          (3,870,947)         (7,907,774)          (1,136,296)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,897,757          (3,753,625)         (7,510,819)              108,856
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           33,349  $       (4,364,295)  $      (6,876,922)  $         (116,822)
                                             ==================  ===================  ==================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED   MIST PIMCO TOTAL
                                                 GLOBAL EQUITY           BOND                RETURN          MIST PIONEER FUND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        3,644,801  $         1,314,784  $        6,481,312  $           978,407
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,815,567            1,125,405           4,258,367              852,170
      Administrative charges...............              185,069               72,752             308,697               68,236
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            5,000,636            1,198,157           4,567,064              920,406
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (1,355,835)              116,627           1,914,248               58,001
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           11,380,441                   --                  --           17,003,097
      Realized gains (losses) on sale of
        investments........................           13,234,388          (1,454,822)           2,956,590            1,400,040
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           24,614,829          (1,454,822)           2,956,590           18,403,137
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (19,748,974)            2,626,174           1,916,125         (13,134,410)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,865,855            1,171,352           4,872,715            5,268,727
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        3,510,020  $         1,287,979  $        6,786,963  $         5,326,728
                                             ===================  ===================  ==================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME       MANAGED RISK
                                                 SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        8,501,378  $                --
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,591,411                   31
      Administrative charges...............             216,403                   --
                                             ------------------  -------------------
        Total expenses.....................           2,807,814                   31
                                             ------------------  -------------------
          Net investment income (loss).....           5,693,564                 (31)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           1,713,576                    8
      Realized gains (losses) on sale of
        investments........................           3,622,786                    2
                                             ------------------  -------------------
          Net realized gains (losses)......           5,336,362                   10
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (6,075,435)                  334
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (739,073)                  344
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        4,954,491  $               313
                                             ==================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                              MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF            ETF            LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,855,015  $         3,039,413  $        1,628,666  $                --
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,582,037            2,007,365           5,104,627               39,895
      Administrative charges...............                  --                   --             410,136                3,381
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,582,037            2,007,365           5,514,763               43,276
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,272,978            1,032,048         (3,886,097)             (43,276)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           7,541,916           10,032,533                  --              246,598
      Realized gains (losses) on sale of
        investments........................           2,176,964            2,442,515          10,761,897              226,310
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,718,880           12,475,048          10,761,897              472,908
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,382,431)          (7,094,523)          35,231,043            (215,454)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           4,336,449            5,380,525          45,992,940              257,454
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,609,427  $         6,412,573  $       42,106,843  $           214,178
                                             ==================  ===================  ==================  ===================

                                                                                          MSF BARCLAYS
                                                   MIST WMC         MORGAN STANLEY       AGGREGATE BOND     MSF BLACKROCK BOND
                                              LARGE CAP RESEARCH   MULTI CAP GROWTH           INDEX               INCOME
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          391,280  $                --  $        2,387,584  $         6,176,245
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              684,108               22,931             938,062            2,568,229
      Administrative charges...............               63,450                1,607                 222              182,021
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              747,558               24,538             938,284            2,750,250
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (356,278)             (24,538)           1,449,300            3,425,995
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              139,389                  --                   --
      Realized gains (losses) on sale of
        investments........................            2,663,157              154,303             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,663,157              293,692             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,964,427            (242,199)           1,888,378            4,747,555
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,627,584               51,493           2,093,020            6,041,587
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        5,271,306  $            26,955  $        3,542,320  $         9,467,582
                                             ===================  ===================  ==================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK
                                             CAPITAL APPRECIATION     LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          126,490   $           157,562
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,617,897               230,607
      Administrative charges...............              210,218                18,439
                                             --------------------  -------------------
        Total expenses.....................            2,828,115               249,046
                                             --------------------  -------------------
          Net investment income (loss).....          (2,701,625)              (91,484)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,489,401
      Realized gains (losses) on sale of
        investments........................           19,554,610             (319,004)
                                             --------------------  -------------------
          Net realized gains (losses)......           19,554,610             3,170,397
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,920,337)           (2,004,706)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,634,273             1,165,691
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       13,932,648   $         1,074,207
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                MSF BLACKROCK        MSF FRONTIER                              MSF LOOMIS SAYLES
                                                MONEY MARKET        MID CAP GROWTH      MSF JENNISON GROWTH     SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $           862,727   $                 --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,106,307            1,212,592            4,826,514                 16,358
      Administrative charges...............              326,716              114,991               92,252                  1,345
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,433,023            1,327,583            4,918,766                 17,703
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....          (4,433,023)          (1,327,583)          (4,056,039)               (17,703)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            8,238,068           19,739,374                130,765
      Realized gains (losses) on sale of
        investments........................                   --            4,955,283           10,464,671                 25,069
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......                   --           13,193,351           30,204,045                155,834
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (3,729,328)            1,813,537              (133,406)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            9,464,023           32,017,582                 22,428
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,433,023)  $         8,136,440  $        27,961,543   $              4,725
                                             ===================  ===================  ====================  ====================

                                                                           MSF
                                                                     MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                 MID CAP VALUE           COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,026  $             19,685   $         1,306,409  $         2,387,139
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,380                22,969               481,370            1,237,134
      Administrative charges...............                3,073                 1,879                26,644               42,663
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               35,453                24,848               508,014            1,279,797
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (24,427)               (5,163)               798,395            1,107,342
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                34,275             1,416,452            3,067,345
      Realized gains (losses) on sale of
        investments........................              128,424                14,325               398,325            2,001,202
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              128,424                48,600             1,814,777            5,068,547
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (101,825)             (182,113)           (1,645,913)          (2,987,914)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               26,599             (133,513)               168,864            2,080,633
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,172  $          (138,676)   $           967,259  $         3,187,975
                                             ===================  ====================  ====================  ===================



                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,135,400   $         6,346,841
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,296,827             8,537,690
      Administrative charges...............              203,225               299,933
                                             --------------------  --------------------
        Total expenses.....................            7,500,052             8,837,623
                                             --------------------  --------------------
          Net investment income (loss).....            1,635,348           (2,490,782)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           17,148,909                    --
      Realized gains (losses) on sale of
        investments........................            8,462,196             7,761,969
                                             --------------------  --------------------
          Net realized gains (losses)......           25,611,105             7,761,969
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,002,792)            18,931,660
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,608,313            26,693,629
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,243,661   $        24,202,847
                                             ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MSF METLIFE MID     MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX           INDEX                RETURN            MSF MFS VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           152,898  $        16,418,496   $       10,008,661  $         2,476,796
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,196           13,506,983            6,191,567            2,234,622
      Administrative charges...............                   --              283,403              456,879              149,821
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              188,196           13,790,386            6,648,446            2,384,443
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (35,298)            2,628,110            3,360,215               92,353
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              695,245           24,574,682                   --            6,980,679
      Realized gains (losses) on sale of
        investments........................              287,263           75,929,728           12,602,909            6,296,608
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              982,508          100,504,410           12,602,909           13,277,287
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              278,100            3,976,797           13,299,681            (201,912)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,260,608          104,481,207           25,902,590           13,075,375
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,225,310  $       107,109,317   $       29,262,805  $        13,167,728
                                             ===================  ===================  ===================  ===================


                                                  MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,631,855   $          269,774  $         1,365,627  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              731,922              988,168            1,382,856              856,881
      Administrative charges...............                2,014               49,877                5,150               68,224
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              733,936            1,038,045            1,388,006              925,105
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              897,919            (768,271)             (22,379)            (925,105)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,646,282            3,675,176
      Realized gains (losses) on sale of
        investments........................          (1,436,871)            3,037,646            4,647,243            4,020,066
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,436,871)            3,037,646            7,293,525            7,695,242
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,796,106)          (3,689,785)          (3,245,929)          (2,107,884)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,232,977)            (652,139)            4,047,596            5,587,358
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,335,058)   $      (1,420,410)  $         4,025,217  $         4,662,253
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $        2,281,256
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,519,594              651,486
      Administrative charges...............               50,295               61,352
                                             -------------------  --------------------
        Total expenses.....................            1,569,889              712,838
                                             -------------------  --------------------
          Net investment income (loss).....          (1,569,889)            1,568,418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,494,515                   --
      Realized gains (losses) on sale of
        investments........................            6,410,945              581,982
                                             -------------------  --------------------
          Net realized gains (losses)......           15,905,460              581,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,452,499)            (535,363)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,452,961               46,619
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,883,072   $        1,615,037
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                               MSF WESTERN ASSET                             MSF WMC
                                                MANAGEMENT U.S.         MSF WMC            CORE EQUITY          PIONEER VCT
                                                  GOVERNMENT           BALANCED           OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,055,969  $         5,258,337  $           562,231  $           188,619
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,320,951            3,300,964            1,664,888              463,988
      Administrative charges...............               90,778               16,460              132,960               42,726
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,411,729            3,317,424            1,797,848              506,714
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              644,240            1,940,913          (1,235,617)            (318,095)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            8,700,213            3,872,562
      Realized gains (losses) on sale of
        investments........................              151,558            9,187,107            4,414,699              870,614
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              151,558            9,187,107           13,114,912            4,743,176
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              740,716           11,946,452          (4,046,007)          (1,010,239)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              892,274           21,133,559            9,068,905            3,732,937
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,536,514  $        23,074,472  $         7,833,288  $         3,414,842
                                             ===================  ===================  ===================  ===================


                                               PIONEER VCT REAL    TAP 1919 VARIABLE                          WELLS FARGO VT
                                                 ESTATE SHARES    RESPONSIVE BALANCED      UIF GROWTH         SMALL CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,315  $           368,725  $                --  $             9,649
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,372              545,650              111,981               32,864
      Administrative charges...............               15,356               16,129               10,426                2,044
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              197,728              561,779              122,407               34,908
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               37,587            (193,054)            (122,407)             (25,259)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,003,049            4,898,778              473,425                   --
      Realized gains (losses) on sale of
        investments........................              263,613            1,420,300              856,000               77,628
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,266,662            6,319,078            1,329,425               77,628
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,263,330          (2,848,392)            (894,036)               37,219
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,529,992            3,470,686              435,389              114,847
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,567,579  $         3,277,632  $           312,982  $            89,588
                                             ===================  ===================  ===================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             ALLIANCEBERNSTEIN GLOBAL
                                        ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (67,808)  $       (61,674)  $       (15,518)  $       (15,020)
   Net realized gains (losses)....            794,789           735,733            32,668            23,203
   Change in unrealized gains
     (losses) on investments......          (344,060)           261,276             9,377           156,146
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            382,921           935,335            26,527           164,329
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                853             2,099                --                --
   Net transfers (including fixed
     account).....................            249,204          (39,535)           (7,842)             6,009
   Contract charges...............              (764)             (771)             (207)             (280)
   Transfers for contract benefits
     and terminations.............          (626,937)         (834,098)          (87,937)         (147,135)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (377,644)         (872,305)          (95,986)         (141,406)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............              5,277            63,030          (69,459)            22,923
NET ASSETS:
   Beginning of year..............          3,363,995         3,300,965           901,277           878,354
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       3,369,272  $      3,363,995  $        831,818  $        901,277
                                    =================  ================  ================  ================


                                           AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,081  $           (36)  $      (780,925)  $      (702,459)
   Net realized gains (losses)....            47,545           188,519        23,013,407         9,516,429
   Change in unrealized gains
     (losses) on investments......           205,588         (552,432)      (21,669,707)        26,002,227
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           269,214         (363,949)           562,775        34,816,197
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,846            46,654           672,311         1,104,190
   Net transfers (including fixed
     account).....................           149,067           446,383       (4,076,851)       (4,259,158)
   Contract charges...............           (2,904)           (3,367)          (21,160)          (25,749)
   Transfers for contract benefits
     and terminations.............       (1,395,574)       (3,052,108)      (23,577,388)      (24,204,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,219,565)       (2,562,438)      (27,003,088)      (27,385,642)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (950,351)       (2,926,387)      (26,440,313)         7,430,555
NET ASSETS:
   Beginning of year..............         7,716,511        10,642,898       150,574,183       143,143,628
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,766,160  $      7,716,511  $    124,133,870  $    150,574,183
                                    ================  ================  ================  ================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (49,570)  $       (26,558)  $    (3,023,184)  $    (2,686,873)
   Net realized gains (losses)....           325,406           199,709        39,194,840        17,489,309
   Change in unrealized gains
     (losses) on investments......         (247,183)           641,158      (17,668,571)        63,001,582
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            28,653           814,309        18,503,085        77,804,018
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,195             9,564         1,756,998         2,741,028
   Net transfers (including fixed
     account).....................             4,930           116,517      (16,553,882)      (11,724,629)
   Contract charges...............           (1,155)           (1,351)          (47,557)          (57,633)
   Transfers for contract benefits
     and terminations.............         (817,157)         (657,464)      (55,260,756)      (52,827,432)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (799,187)         (532,734)      (70,105,197)      (61,868,666)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (770,534)           281,575      (51,602,112)        15,935,352
NET ASSETS:
   Beginning of year..............         3,564,842         3,283,267       325,074,327       309,138,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,794,308  $      3,564,842  $    273,472,215  $    325,074,327
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,522,836)  $    (1,365,809)
   Net realized gains (losses)....        32,945,381        14,350,569
   Change in unrealized gains
     (losses) on investments......       (9,878,667)        60,371,095
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,543,878        73,355,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           681,238         1,144,786
   Net transfers (including fixed
     account).....................      (11,534,194)      (10,982,121)
   Contract charges...............          (41,725)          (49,429)
   Transfers for contract benefits
     and terminations.............      (47,080,308)      (45,466,316)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (57,974,989)      (55,353,080)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,431,111)        18,002,775
NET ASSETS:
   Beginning of year..............       279,010,804       261,008,029
                                    ----------------  ----------------
   End of year....................  $    242,579,693  $    279,010,804
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                 DEUTSCHE II GOVERNMENT &
                                         DELAWARE VIP SMALL CAP VALUE                AGENCY SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (14,374)  $         10,017  $             943  $          31,870
   Net realized gains (losses)......          2,459,883         1,151,245           (63,795)            101,593
   Change in unrealized gains
     (losses) on investments........        (1,772,697)         2,799,912            156,481          (352,166)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            672,812         3,961,174             93,629          (218,703)
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            186,240           641,543                180                 --
   Net transfers (including fixed
     account).......................          (620,438)         (121,583)          (117,190)              5,094
   Contract charges.................               (38)              (32)              (780)            (1,060)
   Transfers for contract benefits
     and terminations...............        (3,640,585)       (1,793,109)          (575,180)        (1,482,782)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (4,074,821)       (1,273,181)          (692,970)        (1,478,748)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,402,009)         2,687,993          (599,341)        (1,697,451)
NET ASSETS:
   Beginning of year................         15,302,896        12,614,903          3,417,259          5,114,710
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      11,900,887  $     15,302,896  $       2,817,918  $       3,417,259
                                      =================  ================  =================  =================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                   GROWTH
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (103,579)  $       (91,502)  $         (8,118)  $         (5,958)
   Net realized gains (losses)......            472,496           132,685             76,092             19,377
   Change in unrealized gains
     (losses) on investments........          (165,170)         2,218,962              9,457            162,762
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            203,747         2,260,145             77,431            176,181
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,781             6,709                 --                 --
   Net transfers (including fixed
     account).......................          (227,132)         (273,479)            (6,300)           (24,411)
   Contract charges.................            (1,545)           (1,883)              (140)              (138)
   Transfers for contract benefits
     and terminations...............        (1,771,218)       (1,721,998)           (26,383)           (22,902)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,996,114)       (1,990,651)           (32,823)           (47,451)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,792,367)           269,494             44,608            128,730
NET ASSETS:
   Beginning of year................          8,094,382         7,824,888            710,335            581,605
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       6,302,015  $      8,094,382  $         754,943  $         710,335
                                      =================  ================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,789,621)  $    (1,491,143)  $        (27,756)  $        (29,651)
   Net realized gains (losses)......         17,149,717         6,283,965            248,087            344,239
   Change in unrealized gains
     (losses) on investments........          8,071,311        56,291,772           (23,087)            378,710
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         23,431,407        61,084,594            197,244            693,298
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,737,557         5,970,944             20,370             33,034
   Net transfers (including fixed
     account).......................        (4,785,519)       (3,006,539)          (129,492)             49,455
   Contract charges.................           (81,633)          (86,875)              (277)              (325)
   Transfers for contract benefits
     and terminations...............       (37,662,885)      (32,802,301)          (320,740)          (459,633)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (37,792,480)      (29,924,771)          (430,139)          (377,469)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,361,073)        31,159,823          (232,895)            315,829
NET ASSETS:
   Beginning of year................        255,326,876       224,167,053          2,445,391          2,129,562
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $     240,965,803  $    255,326,876  $       2,212,496  $       2,445,391
                                      =================  ================  =================  =================


                                           FIDELITY VIP EQUITY-INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       3,955,603  $       2,990,707
   Net realized gains (losses)......          7,303,249         18,571,307
   Change in unrealized gains
     (losses) on investments........          7,248,553         35,924,876
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         18,507,405         57,486,890
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,904,375          6,098,643
   Net transfers (including fixed
     account).......................        (3,437,424)        (4,270,403)
   Contract charges.................          (154,692)          (167,400)
   Transfers for contract benefits
     and terminations...............       (23,319,528)       (22,246,728)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (22,007,269)       (20,585,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,499,864)         36,901,002
NET ASSETS:
   Beginning of year................        261,131,881        224,230,879
                                      -----------------  -----------------
   End of year......................  $     257,632,017  $     261,131,881
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      FIDELITY VIP
                                      FUNDSMANAGER
                                           60%            FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP
                                       SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                    ----------------  ----------------------------------  ---------------------------------
                                        2014 (a)            2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        476,912  $      1,002,324  $      1,098,961  $    (4,057,007)  $   (3,267,439)
   Net realized gains (losses)....           386,873         (120,874)         (156,051)        16,091,297       44,925,295
   Change in unrealized gains
     (losses) on investments......         (721,035)         (850,052)           209,161           885,782       42,081,895
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           142,750            31,398         1,152,071        12,920,072       83,739,751
                                    ----------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,788,308           310,126           340,290         8,561,938        9,494,104
   Net transfers (including fixed
     account).....................            18,128         (163,272)         (676,878)       (8,380,799)      (7,457,674)
   Contract charges...............                --          (15,439)          (18,006)          (90,246)         (98,588)
   Transfers for contract benefits
     and terminations.............                --       (2,630,943)       (2,621,339)      (40,911,680)     (35,774,275)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        46,806,436       (2,499,528)       (2,975,933)      (40,820,787)     (33,836,433)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        46,949,186       (2,468,130)       (1,823,862)      (27,900,715)       49,903,318
NET ASSETS:
   Beginning of year..............                --        24,369,719        26,193,581       312,221,233      262,317,915
                                    ----------------  ----------------  ----------------  ----------------  ---------------
   End of year....................  $     46,949,186  $     21,901,589  $     24,369,719  $    284,320,518  $   312,221,233
                                    ================  ================  ================  ================  ===============



                                        FTVIPT FRANKLIN INCOME VIP       FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,181,246  $      1,779,806  $         69,870  $        103,024
   Net realized gains (losses)....         1,429,384           737,033         1,619,474         1,127,184
   Change in unrealized gains
     (losses) on investments......       (1,385,438)         1,769,151         (444,273)         4,865,272
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,225,192         4,285,990         1,245,071         6,095,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,060           257,722            32,379            84,976
   Net transfers (including fixed
     account).....................         (761,005)           796,177         (191,419)         (928,376)
   Contract charges...............           (5,839)           (6,625)           (8,292)           (9,934)
   Transfers for contract benefits
     and terminations.............       (9,588,499)       (7,070,723)       (5,430,241)       (6,472,234)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,028,283)       (6,023,449)       (5,597,573)       (7,325,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,803,091)       (1,737,459)       (4,352,502)       (1,230,088)
NET ASSETS:
   Beginning of year..............        36,879,662        38,617,121        25,274,641        26,504,729
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     28,076,571  $     36,879,662  $     20,922,139  $     25,274,641
                                    ================  ================  ================  ================


                                         FTVIPT FRANKLIN RISING              FTVIPT FRANKLIN SMALL-MID
                                              DIVIDENDS VIP                       CAP GROWTH VIP
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (126,942)  $       (77,919)  $      (593,177)  $      (603,874)
   Net realized gains (losses)....         2,323,724         1,799,359         8,334,876         3,912,203
   Change in unrealized gains
     (losses) on investments......         (881,958)         3,422,567       (5,957,792)         7,106,109
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,314,824         5,144,007         1,783,907        10,414,438
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,753           269,464           298,737           306,814
   Net transfers (including fixed
     account).....................         (497,229)         2,390,768       (1,288,696)         (699,848)
   Contract charges...............           (5,811)           (7,124)          (10,168)          (11,579)
   Transfers for contract benefits
     and terminations.............       (4,686,100)       (3,915,791)       (5,568,700)       (5,438,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,137,387)       (1,262,683)       (6,568,827)       (5,842,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,822,563)         3,881,324       (4,784,920)         4,571,581
NET ASSETS:
   Beginning of year..............        24,118,817        20,237,493        36,768,267        32,196,686
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,296,254  $     24,118,817  $     31,983,347  $     36,768,267
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           FTVIPT TEMPLETON DEVELOPING
                                                   MARKETS VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013              2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          61,188  $         192,811  $          83,101  $         556,009
   Net realized gains (losses)......          (192,347)          (128,961)          3,404,938          2,544,926
   Change in unrealized gains
     (losses) on investments........        (1,908,799)          (644,865)       (14,127,812)         14,774,044
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,039,958)          (581,015)       (10,639,773)         17,874,979
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,101,137          1,390,826          1,033,839          1,577,814
   Net transfers (including fixed
     account).......................          (625,698)        (1,211,921)            996,549        (4,574,417)
   Contract charges.................           (10,107)           (12,137)           (17,240)           (21,328)
   Transfers for contract benefits
     and terminations...............        (2,406,627)        (2,809,192)       (15,473,160)       (13,959,584)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,295)        (2,642,424)       (13,460,012)       (16,977,515)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,981,253)        (3,223,439)       (24,099,785)            897,464
NET ASSETS:
   Beginning of year................         23,212,625         26,436,064         96,258,675         95,361,211
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,231,372  $      23,212,625  $      72,158,890  $      96,258,675
                                      =================  =================  =================  =================


                                             INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (31,351)  $         (7,037)  $       (10,444)  $         (3,302)
   Net realized gains (losses)......            670,535            423,952           119,110            111,528
   Change in unrealized gains
     (losses) on investments........           (99,974)          1,972,850            34,690            264,409
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            539,210          2,389,765           143,356            372,635
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                --                 --
   Net transfers (including fixed
     account).......................             29,872          (448,194)           (7,165)             20,008
   Contract charges.................            (1,042)            (1,385)             (110)              (134)
   Transfers for contract benefits
     and terminations...............        (1,970,712)        (1,485,504)         (240,004)          (288,448)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,882)        (1,935,083)         (247,279)          (268,574)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,402,672)            454,682         (103,923)            104,061
NET ASSETS:
   Beginning of year................          8,281,585          7,826,903         1,508,707          1,404,646
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $       6,878,913  $       8,281,585  $      1,404,784  $       1,508,707
                                      =================  =================  ================  =================


                                         INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GOVERNMENT SECURITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (97,191)  $       (156,130)  $         127,214  $         210,768
   Net realized gains (losses)......          8,926,729          5,245,140            (7,775)            124,407
   Change in unrealized gains
     (losses) on investments........        (4,021,112)         11,533,297            126,412        (1,015,023)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,808,426         16,622,307            245,851          (679,848)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            267,130            201,462                650              9,511
   Net transfers (including fixed
     account).......................              3,954        (1,010,257)          (249,475)          (754,815)
   Contract charges.................           (23,467)           (27,704)            (1,636)            (2,421)
   Transfers for contract benefits
     and terminations...............       (16,967,616)       (18,810,104)        (1,863,333)        (2,968,234)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,719,999)       (19,646,603)        (2,113,794)        (3,715,959)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,911,573)        (3,024,296)        (1,867,943)        (4,395,807)
NET ASSETS:
   Beginning of year................         77,591,291         80,615,587         12,461,122         16,856,929
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      65,679,718  $      77,591,291  $      10,593,179  $      12,461,122
                                      =================  =================  =================  =================


                                        INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          16,185  $          21,835
   Net realized gains (losses)......            184,696             66,653
   Change in unrealized gains
     (losses) on investments........            131,127             68,927
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            332,008            157,415
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,368              1,899
   Net transfers (including fixed
     account).......................             18,431            361,976
   Contract charges.................              (589)              (669)
   Transfers for contract benefits
     and terminations...............          (637,943)          (567,044)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (618,733)          (203,838)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (286,725)           (46,423)
NET ASSETS:
   Beginning of year................          1,919,717          1,966,140
                                      -----------------  -----------------
   End of year......................  $       1,632,992  $       1,919,717
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                       INVESCO V.I. S&P 500 INDEX             JANUS ASPEN ENTERPRISE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (15,072)  $       (10,977)  $      (201,105)  $      (161,273)
   Net realized gains (losses)....           273,768           230,896         2,221,151         1,516,095
   Change in unrealized gains
     (losses) on investments......          (29,791)           459,450         (652,260)         2,316,874
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           228,905           679,369         1,367,786         3,671,696
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           183,584           236,556
   Net transfers (including fixed
     account).....................          (52,937)            59,862         (263,253)         (804,603)
   Contract charges...............             (417)             (483)           (1,990)           (2,405)
   Transfers for contract benefits
     and terminations.............         (574,651)         (752,832)       (1,911,795)       (2,407,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (628,005)         (693,453)       (1,993,454)       (2,977,738)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (399,100)          (14,084)         (625,668)           693,958
NET ASSETS:
   Beginning of year..............         2,775,395         2,789,479        14,258,782        13,564,824
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,376,295  $      2,775,395  $     13,633,114  $     14,258,782
                                    ================  ================  ================  ================


                                        JANUS ASPEN GLOBAL RESEARCH             JANUS ASPEN OVERSEAS
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          4,172  $           5,879  $         826,558  $        920,235
   Net realized gains (losses)....            85,137             15,224          4,111,353       (1,006,092)
   Change in unrealized gains
     (losses) on investments......          (21,287)            228,557       (11,332,533)         6,383,285
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            68,022            249,660        (6,394,622)         6,297,428
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,229             61,894          2,109,096         2,455,370
   Net transfers (including fixed
     account).....................             9,413           (20,896)        (2,685,274)       (4,937,327)
   Contract charges...............              (20)               (13)           (24,831)          (29,579)
   Transfers for contract benefits
     and terminations.............         (281,199)           (60,078)        (4,801,532)       (5,308,342)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (254,577)           (19,093)        (5,402,541)       (7,819,878)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (186,555)            230,567       (11,797,163)       (1,522,450)
NET ASSETS:
   Beginning of year..............         1,151,374            920,807         53,057,257        54,579,707
                                    ----------------  -----------------  -----------------  ----------------
   End of year....................  $        964,819  $       1,151,374  $      41,260,094  $     53,057,257
                                    ================  =================  =================  ================

                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                      APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (6,344,203)  $    (5,467,901)  $    (1,435,309)  $    (1,384,787)
   Net realized gains (losses)....        77,677,245        59,838,803        31,109,280        29,181,465
   Change in unrealized gains
     (losses) on investments......         4,969,052        98,193,520       (2,692,710)        51,555,173
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,302,094       152,564,422        26,981,261        79,351,851
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,937,874         2,970,258         1,656,915         1,556,026
   Net transfers (including fixed
     account).....................      (11,497,692)      (11,474,702)       (3,054,149)       (4,330,210)
   Contract charges...............         (207,839)         (222,588)         (162,863)         (186,108)
   Transfers for contract benefits
     and terminations.............      (71,352,447)      (66,747,401)      (51,419,657)      (61,163,550)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (80,120,104)      (75,474,433)      (52,979,754)      (64,123,842)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,818,010)        77,089,989      (25,998,493)        15,228,009
NET ASSETS:
   Beginning of year..............       443,416,713       366,326,724       327,510,422       312,282,413
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    439,598,703  $    443,416,713  $    301,511,929  $    327,510,422
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               EQUITY INCOME
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        173,291  $       (411,549)
   Net realized gains (losses)....         5,748,538          2,751,112
   Change in unrealized gains
     (losses) on investments......         6,791,944         24,482,520
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        12,713,773         26,822,083
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,410            432,042
   Net transfers (including fixed
     account).....................       (1,671,672)          1,591,908
   Contract charges...............          (38,528)           (44,623)
   Transfers for contract benefits
     and terminations.............      (22,972,818)       (26,800,917)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (24,318,608)       (24,821,590)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (11,604,835)          2,000,493
NET ASSETS:
   Beginning of year..............       125,813,040        123,812,547
                                    ----------------  -----------------
   End of year....................  $    114,208,205  $     125,813,040
                                    ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                     LARGE CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,141,442)  $    (1,163,135)  $       419,002  $        189,301
   Net realized gains (losses)....        20,915,708        18,285,670       16,119,908        11,005,877
   Change in unrealized gains
     (losses) on investments......       (8,183,281)        14,336,026      (3,205,797)        25,777,927
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,590,985        31,458,561       13,333,113        36,973,105
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           604,927           528,912          751,108           797,314
   Net transfers (including fixed
     account).....................       (2,852,461)       (4,867,017)      (2,520,225)       (2,537,354)
   Contract charges...............          (28,670)          (33,068)         (56,455)          (63,883)
   Transfers for contract benefits
     and terminations.............      (15,652,999)      (16,851,432)     (18,842,134)      (22,545,401)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,929,203)      (21,222,605)     (20,667,706)      (24,349,324)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,338,218)        10,235,956      (7,334,593)        12,623,781
NET ASSETS:
   Beginning of year..............       108,269,810        98,033,854      143,905,517       131,281,736
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    101,931,592  $    108,269,810  $   136,570,924  $    143,905,517
                                    ================  ================  ===============  ================

                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE                      SMALL CAP GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (588,576)  $      (660,165)  $   (1,025,968)  $    (1,031,135)
   Net realized gains (losses)....         5,237,682         5,488,291       12,724,657         9,493,628
   Change in unrealized gains
     (losses) on investments......       (2,272,504)         7,556,899     (10,875,143)        15,673,658
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,376,602        12,385,025          823,546        24,136,151
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,521            14,930          579,651           646,305
   Net transfers (including fixed
     account).....................         (639,659)       (1,142,422)      (2,485,673)         1,447,636
   Contract charges...............          (12,016)          (14,866)         (17,828)          (21,159)
   Transfers for contract benefits
     and terminations.............       (5,982,467)       (7,163,372)     (12,335,622)       (8,700,737)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,574,621)       (8,305,730)     (14,259,472)       (6,627,955)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,198,019)         4,079,295     (13,435,926)        17,508,196
NET ASSETS:
   Beginning of year..............        42,887,469        38,808,174       74,135,000        56,626,804
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     38,689,450  $     42,887,469  $    60,699,074  $     74,135,000
                                    ================  ================  ===============  ================

                                         LMPVET VARIABLE LIFESTYLE          LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                     ALLOCATION 70%
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        567,482  $        333,145  $        163,685  $        36,496
   Net realized gains (losses)....         2,647,354         2,142,077         1,291,309        1,038,914
   Change in unrealized gains
     (losses) on investments......       (1,021,670)         6,414,130         (113,990)        6,489,221
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,193,166         8,889,352         1,341,004        7,564,631
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,863           168,948           108,554          125,427
   Net transfers (including fixed
     account).....................         (921,343)           785,577         (140,744)        (619,699)
   Contract charges...............          (32,847)          (46,080)          (31,960)         (36,217)
   Transfers for contract benefits
     and terminations.............      (10,252,857)      (12,794,643)       (5,289,021)      (6,427,477)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,024,184)      (11,886,198)       (5,353,171)      (6,957,966)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,831,018)       (2,996,846)       (4,012,167)          606,665
NET ASSETS:
   Beginning of year..............        67,949,518        70,946,364        41,240,143       40,633,478
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     59,118,500  $     67,949,518  $     37,227,976  $    41,240,143
                                    ================  ================  ================  ===============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 85%
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         76,218  $         50,510
   Net realized gains (losses)....         1,593,598           642,074
   Change in unrealized gains
     (losses) on investments......         (859,564)         5,044,254
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           810,252         5,736,838
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,471            60,613
   Net transfers (including fixed
     account).....................         (217,830)         (132,861)
   Contract charges...............          (24,844)          (27,920)
   Transfers for contract benefits
     and terminations.............       (2,962,639)       (4,162,971)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,148,842)       (4,263,139)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,338,590)         1,473,699
NET ASSETS:
   Beginning of year..............        26,611,146        25,137,447
                                    ----------------  ----------------
   End of year....................  $     24,272,556  $     26,611,146
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVIT WESTERN ASSET VARIABLE       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND                    HIGH INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         410,043  $        370,088  $      4,558,323  $      5,232,450
   Net realized gains (losses)....             46,639            85,940         (975,823)       (1,300,022)
   Change in unrealized gains
     (losses) on investments......          (656,927)          (18,528)       (4,813,613)         3,447,105
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,245)           437,500       (1,231,113)         7,379,533
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,071            34,058           211,946           297,766
   Net transfers (including fixed
     account).....................          (155,586)             7,198         1,018,588          (56,969)
   Contract charges...............              (894)           (1,180)          (24,786)          (29,994)
   Transfers for contract benefits
     and terminations.............        (1,519,382)       (1,980,939)      (16,235,964)      (19,568,606)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,670,791)       (1,940,863)      (15,030,216)      (19,357,803)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,871,036)       (1,503,363)      (16,261,329)      (11,978,270)
NET ASSETS:
   Beginning of year..............          9,465,032        10,968,395        94,954,012       106,932,282
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       7,593,996  $      9,465,032  $     78,692,683  $     94,954,012
                                    =================  ================  ================  ================

                                      MIST AMERICAN FUNDS BALANCED             MIST AMERICAN FUNDS
                                               ALLOCATION                       GROWTH ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,102  $         19,743  $         10,314  $          7,947
   Net realized gains (losses)....           430,165           209,460           635,983           198,329
   Change in unrealized gains
     (losses) on investments......         (239,127)           258,246         (442,995)           427,722
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           212,140           487,449           203,302           633,998
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           354,091           778,188           501,581           639,408
   Net transfers (including fixed
     account).....................           365,337           424,697           135,543           472,495
   Contract charges...............              (81)              (52)             (202)              (58)
   Transfers for contract benefits
     and terminations.............         (442,739)         (250,786)         (663,436)         (224,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           276,608           952,047          (26,514)           887,141
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           488,748         1,439,496           176,788         1,521,139
NET ASSETS:
   Beginning of year..............         3,871,348         2,431,852         3,542,062         2,020,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,360,096  $      3,871,348  $      3,718,850  $      3,542,062
                                    ================  ================  ================  ================

                                           MIST AMERICAN FUNDS
                                           MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         18,693  $         21,675  $      5,547,866  $      6,865,780
   Net realized gains (losses)....           271,799           162,188         6,270,603         5,365,353
   Change in unrealized gains
     (losses) on investments......         (144,025)           105,616       (9,312,170)       (2,490,150)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           146,467           289,479         2,506,299         9,740,983
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           360,406           442,522         2,650,862         1,837,669
   Net transfers (including fixed
     account).....................            92,334           358,383       (1,145,017)       (1,510,013)
   Contract charges...............             (229)             (227)          (39,560)          (46,039)
   Transfers for contract benefits
     and terminations.............         (453,418)         (405,416)      (22,718,789)      (19,432,058)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             (907)           395,262      (21,252,504)      (19,150,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,560           684,741      (18,746,205)       (9,409,458)
NET ASSETS:
   Beginning of year..............         2,718,823         2,034,082       123,385,092       132,794,550
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,864,383  $      2,718,823  $    104,638,887  $    123,385,092
                                    ================  ================  ================  ================


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         89,274  $      4,224,262
   Net realized gains (losses)....         (747,770)       (1,846,045)
   Change in unrealized gains
     (losses) on investments......         9,172,613         (625,710)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,514,117         1,752,507
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,280,938         1,743,786
   Net transfers (including fixed
     account).....................        10,100,102           273,938
   Contract charges...............          (26,951)          (24,835)
   Transfers for contract benefits
     and terminations.............      (12,136,785)      (10,682,405)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           217,304       (8,689,516)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,731,421       (6,937,009)
NET ASSETS:
   Beginning of year..............        69,115,555        76,052,564
                                    ----------------  ----------------
   End of year....................  $     77,846,976  $     69,115,555
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST CLEARBRIDGE AGGRESSIVE              MIST HARRIS OAKMARK
                                                 GROWTH                            INTERNATIONAL
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,309,660)  $       (74,618)  $        793,611  $        857,636
   Net realized gains (losses)....         4,893,061           318,260         9,550,559         2,841,710
   Change in unrealized gains
     (losses) on investments......        71,822,294         1,389,657      (15,797,553)        15,797,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,405,695         1,633,299       (5,453,383)        19,496,704
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,823,691           142,560         1,099,962         1,245,509
   Net transfers (including fixed
     account).....................       571,847,123         1,976,535         (518,031)         4,727,338
   Contract charges...............         (355,710)             (409)          (14,907)          (17,408)
   Transfers for contract benefits
     and terminations.............      (40,990,676)         (882,892)      (10,858,348)      (12,494,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       537,324,428         1,235,794      (10,291,324)       (6,539,043)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       608,730,123         2,869,093      (15,744,707)        12,957,661
NET ASSETS:
   Beginning of year..............         5,944,351         3,075,258        83,400,611        70,442,950
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    614,674,474  $      5,944,351  $     67,655,904  $     83,400,611
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,195,186)  $      (873,696)  $     (743,905)  $      (653,759)
   Net realized gains (losses)....        18,851,038        19,321,109       11,739,485         1,338,194
   Change in unrealized gains
     (losses) on investments......            35,646        26,261,120      (6,825,511)        14,230,313
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,691,498        44,708,533        4,170,069        14,914,748
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           837,907           993,565          210,118           295,652
   Net transfers (including fixed
     account).....................        96,962,170       (5,625,364)      (1,234,874)       (1,353,139)
   Contract charges...............          (90,105)          (62,529)          (8,270)          (10,141)
   Transfers for contract benefits
     and terminations.............      (40,018,101)      (31,017,357)     (12,205,598)       (9,461,977)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        57,691,871      (35,711,685)     (13,238,624)      (10,529,605)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        74,383,369         8,996,848      (9,068,555)         4,385,143
NET ASSETS:
   Beginning of year..............       159,177,699       150,180,851       61,479,507        57,094,364
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    233,561,068  $    159,177,699  $    52,410,952  $     61,479,507
                                    ================  ================  ===============  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (245,154)  $      (183,094)  $       (69,519)  $      (117,473)
   Net realized gains (losses)....         2,591,378         1,654,287         2,186,367           864,407
   Change in unrealized gains
     (losses) on investments......       (1,481,220)         2,800,712       (1,720,767)         2,738,943
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           865,004         4,271,905           396,081         3,485,877
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           227,878           223,226           224,590           274,037
   Net transfers (including fixed
     account).....................           448,919           721,588           381,325         (131,385)
   Contract charges...............           (3,022)           (3,154)           (3,163)           (3,396)
   Transfers for contract benefits
     and terminations.............       (2,489,851)       (1,605,531)       (1,577,144)       (1,608,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,816,076)         (663,871)         (974,392)       (1,469,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (951,072)         3,608,034         (578,311)         2,016,488
NET ASSETS:
   Beginning of year..............        15,149,420        11,541,386        13,918,317        11,901,829
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,198,348  $     15,149,420  $     13,340,006  $     13,918,317
                                    ================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,667,240  $      2,138,480
   Net realized gains (losses)....         4,680,338         4,174,369
   Change in unrealized gains
     (losses) on investments......       (2,489,378)        16,907,180
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,858,200        23,220,029
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,690,830         3,266,257
   Net transfers (including fixed
     account).....................       (3,060,406)       (4,642,898)
   Contract charges...............          (89,938)          (98,928)
   Transfers for contract benefits
     and terminations.............      (15,043,771)      (16,403,169)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,503,285)      (17,878,738)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,645,085)         5,341,291
NET ASSETS:
   Beginning of year..............       160,979,990       155,638,699
                                    ----------------  ----------------
   End of year....................  $    149,334,905  $    160,979,990
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           MIST LORD ABBETT BOND              MIST MET/EATON VANCE
                                                 DEBENTURE                        FLOATING RATE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,877,283  $      2,673,205  $         78,882  $         93,550
   Net realized gains (losses)....         2,072,147         1,233,068           (1,436)            17,844
   Change in unrealized gains
     (losses) on investments......       (2,360,131)         (828,173)         (128,296)          (45,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,589,299         3,078,100          (50,850)            66,291
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,156           346,794            22,671            83,011
   Net transfers (including fixed
     account).....................         2,057,777         (852,846)         (361,983)         3,375,711
   Contract charges...............          (10,746)          (12,515)             (103)             (152)
   Transfers for contract benefits
     and terminations.............       (8,528,528)       (8,981,804)         (517,994)         (951,263)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,148,341)       (9,500,371)         (857,409)         2,507,307
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,559,042)       (6,422,271)         (908,259)         2,573,598
NET ASSETS:
   Beginning of year..............        45,642,592        52,064,863         5,050,875         2,477,277
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     41,083,550  $     45,642,592  $      4,142,616  $      5,050,875
                                    ================  ================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX
                                    MIST METLIFE ASSET ALLOCATION 100     TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)             2014             2013
                                    ----------------  ---------------   ----------------   ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (337,358)  $     (291,949)   $           (30)   $   (1,864,408)  $      (679,616)
   Net realized gains (losses)....         2,105,016          839,855                 50         9,851,929         2,842,323
   Change in unrealized gains
     (losses) on investments......           702,228       14,374,112                299       (7,954,172)        33,150,522
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,469,886       14,922,018                319            33,349        35,313,229
                                    ----------------  ---------------   ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,647,941        2,657,946              5,066         2,310,136         2,791,180
   Net transfers (including fixed
     account).....................       (1,848,074)           67,670              7,732       (2,855,214)       (5,549,253)
   Contract charges...............          (57,682)         (59,097)                 --          (51,822)          (59,044)
   Transfers for contract benefits
     and terminations.............       (6,217,658)      (5,336,373)              (693)      (18,397,297)      (17,786,276)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,475,473)      (2,669,854)             12,105      (18,994,197)      (20,603,393)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,005,587)       12,252,164             12,424      (18,960,848)        14,709,836
NET ASSETS:
   Beginning of year..............        66,836,972       54,584,808                 --       139,708,195       124,998,359
                                    ----------------  ---------------   ----------------   ---------------  ----------------
   End of year....................  $     63,831,385  $    66,836,972   $         12,424   $   120,747,347  $    139,708,195
                                    ================  ===============   ================   ===============  ================


                                         MIST MFS EMERGING MARKETS
                                                  EQUITY                 MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (610,670)  $      (403,905)  $        633,897  $      1,011,603
   Net realized gains (losses)....           117,322           589,139           396,955         (663,165)
   Change in unrealized gains
     (losses) on investments......       (3,870,947)       (4,852,078)       (7,907,774)        14,671,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,364,295)       (4,666,844)       (6,876,922)        15,020,382
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           194,774           288,367           608,065           869,585
   Net transfers (including fixed
     account).....................         9,819,475           120,674         (515,453)       (2,058,523)
   Contract charges...............          (12,834)          (10,359)          (36,430)          (44,184)
   Transfers for contract benefits
     and terminations.............      (10,475,666)      (10,203,377)      (13,717,217)      (15,278,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (474,251)       (9,804,695)      (13,661,035)      (16,511,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,838,546)      (14,471,539)      (20,537,957)       (1,491,039)
NET ASSETS:
   Beginning of year..............        58,259,362        72,730,901        92,815,172        94,306,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,420,816  $     58,259,362  $     72,277,215  $     92,815,172
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST MORGAN STANLEY MID CAP
                                                  GROWTH                 MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (225,678)  $      (137,845)  $    (1,355,835)  $      1,741,345
   Net realized gains (losses)....         1,245,152           808,283        24,614,829         8,061,157
   Change in unrealized gains
     (losses) on investments......       (1,136,296)         3,425,665      (19,748,974)        72,325,448
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (116,822)         4,096,103         3,510,020        82,127,950
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,221           200,040         8,075,281         7,397,218
   Net transfers (including fixed
     account).....................           109,937         (277,302)       (4,519,418)        31,931,652
   Contract charges...............           (1,384)           (1,778)         (145,634)         (162,927)
   Transfers for contract benefits
     and terminations.............       (2,532,989)       (1,844,731)      (51,036,350)      (42,157,196)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,390,215)       (1,923,771)      (47,626,121)       (2,991,253)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,507,037)         2,172,332      (44,116,101)        79,136,697
NET ASSETS:
   Beginning of year..............        14,243,583        12,071,251       395,783,735       316,647,038
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,736,546  $     14,243,583  $    351,667,634  $    395,783,735
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND                       MIST PIMCO TOTAL RETURN
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                         2014               2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        116,627  $        868,664  $      1,914,248  $      9,036,880
   Net realized gains (losses)....       (1,454,822)         4,185,450         2,956,590        12,250,236
   Change in unrealized gains
     (losses) on investments......         2,626,174      (15,986,354)         1,916,125      (33,638,868)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,287,979      (10,932,240)         6,786,963      (12,351,752)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,910,548         2,015,048         3,145,517         5,197,974
   Net transfers (including fixed
     account).....................       (1,008,189)      (16,432,561)       (8,641,979)      (18,542,538)
   Contract charges...............          (16,474)          (21,960)          (60,783)          (74,283)
   Transfers for contract benefits
     and terminations.............      (13,246,441)      (15,172,246)      (53,268,923)      (56,109,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,360,556)      (29,611,719)      (58,826,168)      (69,528,329)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,072,577)      (40,543,959)      (52,039,205)      (81,880,081)
NET ASSETS:
   Beginning of year..............        76,820,088       117,364,047       296,027,272       377,907,353
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     65,747,511  $     76,820,088  $    243,988,067  $    296,027,272
                                    ================  ================  ================  ================


                                            MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         58,001  $      1,024,655  $      5,693,564  $      6,858,819
   Net realized gains (losses)....        18,403,137         2,852,216         5,336,362         6,280,542
   Change in unrealized gains
     (losses) on investments......      (13,134,410)        12,295,148       (6,075,435)      (13,611,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,326,728        16,172,019         4,954,491         (472,457)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,986           518,310         1,033,567         1,919,214
   Net transfers (including fixed
     account).....................         (455,297)       (1,951,734)         3,523,782       (1,771,635)
   Contract charges...............          (22,093)          (25,848)          (39,740)          (48,095)
   Transfers for contract benefits
     and terminations.............       (9,676,245)       (8,920,122)      (33,136,761)      (37,750,587)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,784,649)      (10,379,394)      (28,619,152)      (37,651,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,457,921)         5,792,625      (23,664,661)      (38,123,560)
NET ASSETS:
   Beginning of year..............        62,232,308        56,439,683       175,717,234       213,840,794
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,774,387  $     62,232,308  $    152,052,573  $    175,717,234
                                    ================  ================  ================  ================


                                         MIST PYRAMIS MANAGED RISK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014            2013 (c)
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $           (31)  $             10
   Net realized gains (losses)....                10                23
   Change in unrealized gains
     (losses) on investments......               334               (4)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               313                29
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,454               223
   Net transfers (including fixed
     account).....................             6,405             1,117
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,857             1,340
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,170             1,369
NET ASSETS:
   Beginning of year..............             1,369                --
                                    ----------------  ----------------
   End of year....................  $         11,539  $          1,369
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          MIST SSGA GROWTH AND
                                               INCOME ETF                    MIST SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,272,978  $     1,591,659  $      1,032,048  $     1,316,177
   Net realized gains (losses)....         9,718,880        4,722,848        12,475,048        7,365,285
   Change in unrealized gains
     (losses) on investments......       (5,382,431)        7,409,087       (7,094,523)       15,207,254
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,609,427       13,723,594         6,412,573       23,888,716
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,291,442        3,555,724         4,770,393        5,201,906
   Net transfers (including fixed
     account).....................       (3,457,828)      (2,634,069)       (4,069,039)      (3,728,747)
   Contract charges...............         (134,293)        (144,229)         (163,551)        (175,104)
   Transfers for contract benefits
     and terminations.............      (10,827,632)      (9,581,040)      (13,135,245)     (10,900,508)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,128,311)      (8,803,614)      (12,597,442)      (9,602,453)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (5,518,884)        4,919,980       (6,184,869)       14,286,263
NET ASSETS:
   Beginning of year..............       128,281,207      123,361,227       163,090,332      148,804,069
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    122,762,323  $   128,281,207  $    156,905,463  $   163,090,332
                                    ================  ===============  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                  VALUE                             GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,886,097)  $     (278,413)  $       (43,276)  $      (47,017)
   Net realized gains (losses)....        10,761,897        2,616,256           472,908          431,671
   Change in unrealized gains
     (losses) on investments......        35,231,043       31,565,291         (215,454)          440,352
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,106,843       33,903,134           214,178          825,006
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,318,282        1,901,959               988            1,590
   Net transfers (including fixed
     account).....................       321,932,902      (3,051,520)            44,904         (41,837)
   Contract charges...............         (156,122)         (28,233)             (821)            (415)
   Transfers for contract benefits
     and terminations.............      (55,536,257)     (19,107,183)         (809,873)        (951,695)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       271,558,805     (20,284,977)         (764,802)        (992,357)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       313,665,648       13,618,157         (550,624)        (167,351)
NET ASSETS:
   Beginning of year..............       129,704,910      116,086,753         2,644,910        2,812,261
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    443,370,558  $   129,704,910  $      2,094,286  $     2,644,910
                                    ================  ===============  ================  ===============


                                       MIST WMC LARGE CAP RESEARCH      MORGAN STANLEY MULTI CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (356,278)  $     (130,436)  $       (24,538)  $      (22,877)
   Net realized gains (losses)....         2,663,157          803,734           293,692          136,590
   Change in unrealized gains
     (losses) on investments......         2,964,427       12,259,377         (242,199)          329,155
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,271,306       12,932,675            26,955          442,868
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,796          276,426                --               --
   Net transfers (including fixed
     account).....................       (1,100,153)          419,030         (109,932)         (67,387)
   Contract charges...............          (29,206)         (31,920)              (74)             (89)
   Transfers for contract benefits
     and terminations.............       (8,133,010)      (6,273,031)         (213,345)        (217,956)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,079,573)      (5,609,495)         (323,351)        (285,432)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,808,267)        7,323,180         (296,396)          157,436
NET ASSETS:
   Beginning of year..............        50,072,685       42,749,505         1,210,400        1,052,964
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     46,264,418  $    50,072,685  $        914,004  $     1,210,400
                                    ================  ===============  ================  ===============

                                       MSF BARCLAYS AGGREGATE BOND
                                                  INDEX
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,449,300  $     2,128,832
   Net realized gains (losses)....           204,642          355,080
   Change in unrealized gains
     (losses) on investments......         1,888,378      (5,641,109)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,542,320      (3,157,197)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,673,531        1,979,916
   Net transfers (including fixed
     account).....................       (1,472,554)      (4,156,814)
   Contract charges...............          (47,252)         (55,216)
   Transfers for contract benefits
     and terminations.............       (8,611,027)      (9,031,615)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,457,302)     (11,263,729)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,914,982)     (14,420,926)
NET ASSETS:
   Beginning of year..............        80,759,985       95,180,911
                                    ----------------  ---------------
   End of year....................  $     75,845,003  $    80,759,985
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,425,995  $      5,101,503  $    (2,701,625)  $    (1,130,563)
   Net realized gains (losses)....         1,294,032         7,173,998        19,554,610        17,851,710
   Change in unrealized gains
     (losses) on investments......         4,747,555      (17,284,665)       (2,920,337)        40,510,171
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,467,582       (5,009,164)        13,932,648        57,231,318
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,289,409         1,702,649         1,342,795         1,625,768
   Net transfers (including fixed
     account).....................         3,715,103       (3,772,509)       (4,727,628)       (6,871,007)
   Contract charges...............          (52,307)          (62,756)          (74,148)          (85,175)
   Transfers for contract benefits
     and terminations.............      (28,780,599)      (34,807,674)      (27,132,405)      (30,848,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (23,828,394)      (36,940,290)      (30,591,386)      (36,179,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,360,812)      (41,949,454)      (16,658,738)        21,052,202
NET ASSETS:
   Beginning of year..............       185,528,381       227,477,835       218,130,450       197,078,248
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    171,167,569  $    185,528,381  $    201,471,712  $    218,130,450
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (91,484)  $       (92,004)  $    (4,433,023)  $    (5,141,532)
   Net realized gains (losses)....         3,170,397           729,245                --                --
   Change in unrealized gains
     (losses) on investments......       (2,004,706)         3,319,124                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,074,207         3,956,365       (4,433,023)       (5,141,532)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,661           188,897         7,289,711         9,429,447
   Net transfers (including fixed
     account).....................         (522,036)         (514,493)       120,819,674       148,394,164
   Contract charges...............           (3,220)           (3,867)         (139,686)         (151,728)
   Transfers for contract benefits
     and terminations.............       (3,258,750)       (2,777,332)     (169,584,123)     (184,717,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,600,345)       (3,106,795)      (41,614,424)      (27,045,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,526,138)           849,570      (46,047,447)      (32,187,292)
NET ASSETS:
   Beginning of year..............        15,413,317        14,563,747       306,076,669       338,263,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,887,179  $     15,413,317  $    260,029,222  $    306,076,669
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,327,583)  $      (258,524)  $    (4,056,039)  $    (3,105,136)
   Net realized gains (losses)....        13,193,351         6,964,676        30,204,045         8,299,160
   Change in unrealized gains
     (losses) on investments......       (3,729,328)        17,227,251         1,813,537        98,217,431
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,136,440        23,933,403        27,961,543       103,411,455
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           482,021           989,772         5,685,469         6,162,682
   Net transfers (including fixed
     account).....................       (1,807,566)         (971,012)         4,693,745      (11,980,284)
   Contract charges...............          (50,978)          (57,802)         (239,419)         (254,893)
   Transfers for contract benefits
     and terminations.............      (12,102,250)      (13,468,216)      (39,162,759)      (37,129,065)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,478,773)      (13,507,258)      (29,022,964)      (43,201,560)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,342,333)        10,426,145       (1,061,421)        60,209,895
NET ASSETS:
   Beginning of year..............        93,792,080        83,365,935       377,320,708       317,110,813
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     88,449,747  $     93,792,080  $    376,259,287  $    377,320,708
                                    ================  ================  ================  ================


                                     MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (17,703)  $       (15,771)
   Net realized gains (losses)....           155,834           208,810
   Change in unrealized gains
     (losses) on investments......         (133,406)            95,243
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,725           288,282
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             6,541            12,790
   Net transfers (including fixed
     account).....................         (257,136)         (377,185)
   Contract charges...............              (25)              (59)
   Transfers for contract benefits
     and terminations.............          (47,832)          (60,709)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (298,452)         (425,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (293,727)         (136,881)
NET ASSETS:
   Beginning of year..............         1,019,553         1,156,434
                                    ----------------  ----------------
   End of year....................  $        725,826  $      1,019,553
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (24,427)  $        (18,280)  $        (5,163)  $        (1,820)
   Net realized gains (losses).....           128,424            126,994            48,600            48,545
   Change in unrealized gains
     (losses) on investments.......         (101,825)            482,351         (182,113)           158,676
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,172            591,065         (138,676)           205,401
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                90                --
   Net transfers (including fixed
     account)......................          (41,387)            101,443           618,016            25,921
   Contract charges................             (189)              (248)              (62)              (55)
   Transfers for contract benefits
     and terminations..............         (204,925)          (273,305)          (60,089)          (90,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (246,501)          (172,110)           557,955          (64,563)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (244,329)            418,955           419,279           140,838
NET ASSETS:
   Beginning of year...............         2,205,749          1,786,794           969,532           828,694
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      1,961,420  $       2,205,749  $      1,388,811  $        969,532
                                     ================  =================  ================  ================


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         798,395  $        560,193  $      1,107,342  $       1,047,908
   Net realized gains (losses).....          1,814,777         1,144,299         5,068,547          2,993,480
   Change in unrealized gains
     (losses) on investments.......        (1,645,913)         (682,628)       (2,987,914)          3,837,722
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            967,259         1,021,864         3,187,975          7,879,110
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            658,087         1,052,993         2,717,058          2,597,612
   Net transfers (including fixed
     account)......................            242,561         (255,048)        13,758,726          2,727,109
   Contract charges................           (10,058)          (11,689)          (41,474)           (40,794)
   Transfers for contract benefits
     and terminations..............        (8,229,413)       (9,004,290)      (18,033,396)       (14,035,466)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,338,823)       (8,218,034)       (1,599,086)        (8,751,539)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,371,564)       (7,196,170)         1,588,889          (872,429)
NET ASSETS:
   Beginning of year...............         35,985,163        43,181,333        85,938,160         86,810,589
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,613,599  $     35,985,163  $     87,527,049  $      85,938,160
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 60     MSF METLIFE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,635,348  $      2,982,253  $     (2,490,782)  $        890,869
   Net realized gains (losses).....        25,611,105         8,544,551          7,761,969         3,680,390
   Change in unrealized gains
     (losses) on investments.......       (7,002,792)        53,809,121         18,931,660        70,992,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,243,661        65,335,925         24,202,847        75,563,551
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,632,098        13,730,586         15,464,918        11,850,159
   Net transfers (including fixed
     account)......................       136,613,138         7,040,208        262,910,087       (3,838,214)
   Contract charges................         (343,114)         (327,265)          (442,603)         (366,330)
   Transfers for contract benefits
     and terminations..............      (69,272,252)      (42,916,969)       (49,226,600)      (33,057,120)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        81,629,870      (22,473,440)        228,705,802      (25,411,505)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       101,873,531        42,862,485        252,908,649        50,152,046
NET ASSETS:
   Beginning of year...............       449,109,725       406,247,240        392,110,510       341,958,464
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    550,983,256  $    449,109,725  $     645,019,159  $    392,110,510
                                     ================  ================  =================  ================


                                       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (35,298)  $        (18,425)
   Net realized gains (losses).....           982,508            570,853
   Change in unrealized gains
     (losses) on investments.......           278,100          2,527,315
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,225,310          3,079,743
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           823,397            663,814
   Net transfers (including fixed
     account)......................         1,109,108          2,392,735
   Contract charges................           (7,243)            (6,112)
   Transfers for contract benefits
     and terminations..............       (1,148,485)          (950,458)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           776,777          2,099,979
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,002,087          5,179,722
NET ASSETS:
   Beginning of year...............        14,115,032          8,935,310
                                     ----------------  -----------------
   End of year.....................  $     16,117,119  $      14,115,032
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,628,110  $     2,523,715  $      3,360,215  $     4,426,301
   Net realized gains (losses)....       100,504,410       84,725,742        12,602,909        6,803,668
   Change in unrealized gains
     (losses) on investments......         3,976,797      174,006,859        13,299,681       62,516,313
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       107,109,317      261,256,316        29,262,805       73,746,282
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,311,034       15,677,722         5,398,880        6,429,459
   Net transfers (including fixed
     account).....................      (85,015,507)     (84,676,303)       (3,642,275)      (4,356,427)
   Contract charges...............         (535,399)        (610,148)         (164,446)        (187,597)
   Transfers for contract benefits
     and terminations.............     (110,344,146)    (125,072,521)      (70,534,331)     (74,128,616)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (180,584,018)    (194,681,250)      (68,942,172)     (72,243,181)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (73,474,701)       66,575,066      (39,679,367)        1,503,101
NET ASSETS:
   Beginning of year..............     1,022,210,401      955,635,335       467,083,516      465,580,415
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    948,735,700  $ 1,022,210,401  $    427,404,149  $   467,083,516
                                    ================  ===============  ================  ===============


                                              MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         92,353  $     (604,364)  $        897,919  $     1,178,351
   Net realized gains (losses)....        13,277,287        5,751,228       (1,436,871)      (1,703,283)
   Change in unrealized gains
     (losses) on investments......         (201,912)       27,680,037       (3,796,106)       12,148,332
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,167,728       32,826,901       (4,335,058)       11,623,400
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,486,296        1,789,033         1,612,353        1,873,040
   Net transfers (including fixed
     account).....................         8,265,948       74,625,783       (1,843,138)        (253,951)
   Contract charges...............          (40,837)         (41,962)          (33,375)         (37,146)
   Transfers for contract benefits
     and terminations.............      (25,889,615)     (20,484,531)       (6,608,779)      (6,050,286)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,178,208)       55,888,323       (6,872,939)      (4,468,343)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,010,480)       88,715,224      (11,207,997)        7,155,057
NET ASSETS:
   Beginning of year..............       152,814,296       64,099,072        66,367,832       59,212,775
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    149,803,816  $   152,814,296  $     55,159,835  $    66,367,832
                                    ================  ===============  ================  ===============


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (768,271)  $     (755,033)  $       (22,379)  $       400,930
   Net realized gains (losses)....         3,037,646        1,170,082         7,293,525        2,571,199
   Change in unrealized gains
     (losses) on investments......       (3,689,785)       17,473,581       (3,245,929)       31,689,365
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,420,410)       17,888,630         4,025,217       34,661,494
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           957,552          811,548         2,259,640        2,523,589
   Net transfers (including fixed
     account).....................       (1,314,496)       71,498,045       (3,278,220)         (65,285)
   Contract charges...............          (31,570)         (41,881)          (65,201)         (69,985)
   Transfers for contract benefits
     and terminations.............      (11,700,796)      (7,375,346)      (11,828,019)     (10,291,504)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,089,310)       64,892,366      (12,911,800)      (7,903,185)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,509,720)       82,780,996       (8,886,583)       26,758,309
NET ASSETS:
   Beginning of year..............        82,899,600          118,604       123,574,772       96,816,463
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     69,389,880  $    82,899,600  $    114,688,189  $   123,574,772
                                    ================  ===============  ================  ===============

                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (925,105)  $     (714,191)
   Net realized gains (losses)....         7,695,242        4,791,112
   Change in unrealized gains
     (losses) on investments......       (2,107,884)       10,863,922
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,662,253       14,940,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           731,913          473,025
   Net transfers (including fixed
     account).....................        10,482,818        7,359,944
   Contract charges...............          (18,097)         (17,523)
   Transfers for contract benefits
     and terminations.............      (10,201,159)      (7,681,930)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           995,475          133,516
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         5,657,728       15,074,359
NET ASSETS:
   Beginning of year..............        54,003,653       38,929,294
                                    ----------------  ---------------
   End of year....................  $     59,661,381  $    54,003,653
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                 GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,569,889)  $   (1,345,087)  $      1,568,418  $      1,658,229
   Net realized gains (losses)....        15,905,460       11,439,192           581,982           866,373
   Change in unrealized gains
     (losses) on investments......       (8,452,499)       29,168,456         (535,363)       (2,898,428)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,883,072       39,262,561         1,615,037         (373,826)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,473,189        2,656,098            70,885            87,695
   Net transfers (including fixed
     account).....................       (1,932,470)      (2,098,804)           367,665       (1,406,369)
   Contract charges...............          (52,391)         (56,062)           (6,149)           (7,902)
   Transfers for contract benefits
     and terminations.............      (13,477,451)     (12,992,773)       (7,356,702)       (8,975,402)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,989,123)     (12,491,541)       (6,924,301)      (10,301,978)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,106,051)       26,771,020       (5,309,264)      (10,675,804)
NET ASSETS:
   Beginning of year..............       125,245,594       98,474,574        44,979,001        55,654,805
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    118,139,543  $   125,245,594  $     39,669,737  $     44,979,001
                                    ================  ===============  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT                   MSF WMC BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       644,240  $      1,069,047  $      1,940,913  $      3,069,593
   Net realized gains (losses)....          151,558           380,252         9,187,107         5,658,892
   Change in unrealized gains
     (losses) on investments......          740,716       (4,019,160)        11,946,452        35,451,352
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,536,514       (2,569,861)        23,074,472        44,179,837
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,878,078         1,555,742         3,422,634         3,914,483
   Net transfers (including fixed
     account).....................        4,836,140       (2,441,865)       (1,631,300)       (3,040,080)
   Contract charges...............         (53,009)          (63,046)         (157,878)         (170,950)
   Transfers for contract benefits
     and terminations.............     (19,940,320)      (21,635,461)      (27,105,529)      (21,259,691)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (13,279,111)      (22,584,630)      (25,472,073)      (20,556,238)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (11,742,597)      (25,154,491)       (2,397,601)        23,623,599
NET ASSETS:
   Beginning of year..............      109,839,169       134,993,660       265,542,357       241,918,758
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    98,096,572  $    109,839,169  $    263,144,756  $    265,542,357
                                    ===============  ================  ================  ================

                                            MSF WMC CORE EQUITY
                                               OPPORTUNITIES                PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,235,617)  $      (599,666)  $      (318,095)  $     (304,232)
   Net realized gains (losses)....        13,114,912         5,347,045         4,743,176          228,082
   Change in unrealized gains
     (losses) on investments......       (4,046,007)        24,307,357       (1,010,239)        7,893,729
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,833,288        29,054,736         3,414,842        7,817,579
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           208,522           352,778           116,654          139,831
   Net transfers (including fixed
     account).....................       (3,263,760)       (4,335,123)         (287,076)        (736,064)
   Contract charges...............          (19,164)          (23,615)           (9,963)         (11,239)
   Transfers for contract benefits
     and terminations.............      (17,830,325)      (18,934,585)       (5,341,338)      (6,313,577)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (20,904,727)      (22,940,545)       (5,521,723)      (6,921,049)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,071,439)         6,114,191       (2,106,881)          896,530
NET ASSETS:
   Beginning of year..............       109,181,322       103,067,131        29,462,183       28,565,653
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     96,109,883  $    109,181,322  $     27,355,302  $    29,462,183
                                    ================  ================  ================  ===============


                                      PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         37,587  $         20,277
   Net realized gains (losses)....         1,266,662           817,255
   Change in unrealized gains
     (losses) on investments......         1,263,330         (747,580)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,567,579            89,952
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            45,841            34,478
   Net transfers (including fixed
     account).....................         (430,201)            36,854
   Contract charges...............           (4,299)           (5,033)
   Transfers for contract benefits
     and terminations.............       (2,708,138)       (2,184,452)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,096,797)       (2,118,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (529,218)       (2,028,201)
NET ASSETS:
   Beginning of year..............        10,515,684        12,543,885
                                    ----------------  ----------------
   End of year....................  $      9,986,466  $     10,515,684
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        TAP 1919 VARIABLE RESPONSIVE
                                                  BALANCED                            UIF GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (193,054)  $       (199,238)  $       (122,407)  $       (93,020)
   Net realized gains (losses).....         6,319,078          1,047,569          1,329,425         1,178,759
   Change in unrealized gains
     (losses) on investments.......       (2,848,392)          6,003,454          (894,036)         1,610,149
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,277,632          6,851,785            312,982         2,695,888
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           742,932            761,304                 --                --
   Net transfers (including fixed
     account)......................         (357,581)          (327,563)          (320,492)         (546,324)
   Contract charges................          (30,919)           (33,864)              (953)           (1,235)
   Transfers for contract benefits
     and terminations..............       (4,757,516)        (5,004,769)        (1,035,910)       (1,515,306)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,403,084)        (4,604,892)        (1,357,355)       (2,062,865)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,125,452)          2,246,893        (1,044,373)           633,023
NET ASSETS:
   Beginning of year...............        44,216,482         41,969,589          7,732,651         7,099,628
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     43,091,030  $      44,216,482  $       6,688,278  $      7,732,651
                                     ================  =================  =================  ================


                                       WELLS FARGO VT SMALL CAP VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (25,259)  $        (17,295)
   Net realized gains (losses).....            77,628             50,657
   Change in unrealized gains
     (losses) on investments.......            37,219            328,989
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            89,588            362,351
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            20,736             37,412
   Net transfers (including fixed
     account)......................          (46,511)           (37,659)
   Contract charges................             (211)              (275)
   Transfers for contract benefits
     and terminations..............         (295,638)          (666,084)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (321,624)          (666,606)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (232,036)          (304,255)
NET ASSETS:
   Beginning of year...............         2,776,008          3,080,263
                                     ----------------  -----------------
   End of year.....................  $      2,543,972  $       2,776,008
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, the Company changed its name from MetLife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust                  Wells Fargo Variable Trust ("Wells Fargo VT")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

Alger Capital Appreciation Subaccount                   Deutsche II Government & Agency Securities
AllianceBernstein Global Thematic Growth                  Subaccount
   Subaccount                                           Deutsche II Small Mid Cap Value Subaccount
American Funds Bond Subaccount                          Dreyfus Socially Responsible Growth Subaccount
American Funds Global Growth Subaccount                 Fidelity VIP Contrafund Subaccount (a)
American Funds Global Small Capitalization              Fidelity VIP Dynamic Capital Appreciation
   Subaccount                                             Subaccount
American Funds Growth Subaccount                        Fidelity VIP Equity-Income Subaccount (a)
American Funds Growth-Income Subaccount                 Fidelity VIP FundsManager 60% Subaccount (b)
Delaware VIP Small Cap Value Subaccount                 Fidelity VIP High Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Fidelity VIP Mid Cap Subaccount                          MIST Clarion Global Real Estate Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST ClearBridge Aggressive Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Harris Oakmark International Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Invesco Mid Cap Value Subaccount (a)
   Subaccount                                            MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Templeton Developing Markets VIP                  MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Emerging Markets Equity Subaccount (a)
Invesco V.I. S&P 500 Index Subaccount                    MIST MFS Research International Subaccount
Janus Aspen Enterprise Subaccount                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                            MIST Pyramis Managed Risk Subaccount
LMPVET ClearBridge Variable Equity Income                MIST SSgA Growth and Income ETF Subaccount
   Subaccount (a)                                        MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Large Cap Value Subaccount (a)
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST WMC Large Cap Research Subaccount
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF Barclays Aggregate Bond Index Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Capital Appreciation Subaccount (a)
   Subaccount                                            MSF BlackRock Large Cap Value Subaccount
LMPVET Variable Lifestyle Allocation 50%                 MSF BlackRock Money Market Subaccount (a)
   Subaccount                                            MSF Frontier Mid Cap Growth Subaccount (a)
LMPVET Variable Lifestyle Allocation 70%                 MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF Loomis Sayles Small Cap Core Subaccount
LMPVET Variable Lifestyle Allocation 85%                 MSF Met/Artisan Mid Cap Value Subaccount
   Subaccount                                            MSF Met/Dimensional International Small Company
LMPVIT Western Asset Variable Global High Yield            Subaccount
   Bond Subaccount                                       MSF MetLife Asset Allocation 20 Subaccount
LMPVIT Western Asset Variable High Income                MSF MetLife Asset Allocation 40 Subaccount
   Subaccount                                            MSF MetLife Asset Allocation 60 Subaccount
MIST American Funds Balanced Allocation                  MSF MetLife Asset Allocation 80 Subaccount
   Subaccount                                            MSF MetLife Mid Cap Stock Index Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF MetLife Stock Index Subaccount (a)
MIST American Funds Moderate Allocation                  MSF MFS Total Return Subaccount (a)
   Subaccount                                            MSF MFS Value Subaccount (a)
MIST BlackRock High Yield Subaccount (a)                 MSF MSCI EAFE Index Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Neuberger Berman Genesis Subaccount (a)           MSF WMC Balanced Subaccount (a)
MSF Russell 2000 Index Subaccount                     MSF WMC Core Equity Opportunities Subaccount (a)
MSF T. Rowe Price Large Cap Growth Subaccount (a)     Pioneer VCT Mid Cap Value Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount         Pioneer VCT Real Estate Shares Subaccount
MSF Western Asset Management Strategic Bond           TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount (a)                         Subaccount
MSF Western Asset Management U.S. Government          UIF Growth Subaccount
   Subaccount                                         Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or funds of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value               MIST MetLife Growth Strategy Subaccount
   Subaccount                                           MIST MetLife Moderate Strategy Subaccount
LMPVET Investment Counsel Variable Social               Pioneer VCT Disciplined Value Subaccount
   Awareness Subaccount                                 Pioneer VCT Emerging Markets Subaccount
DWS I Capital Growth Subaccount                         Pioneer VCT Equity Income Subaccount
DWS II Global Growth Subaccount                         Pioneer VCT Ibbotson Growth Allocation Subaccount
Invesco V.I. American Franchise Subaccount              Pioneer VCT Ibbotson Moderate Allocation Subaccount
Invesco V.I. Growth and Income Subaccount               UIF U.S. Real Estate Subaccount
MIST ClearBridge Aggressive Growth II Subaccount
MIST MetLife Balanced Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                                  New Name

DWS Government & Agency Securities VIP                       Deutsche Government & Agency Securities VIP
DWS Small Mid Cap Value VIP                                  Deutsche Small Mid Cap Value VIP
Franklin Income Securities Fund                              Franklin Income VIP Fund
Franklin Rising Dividends Securities Fund                    Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth Securities Fund                Franklin Small-Mid Cap Growth VIP Fund
Mutual Shares Securities Fund                                Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund                 Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                            Templeton Foreign VIP Fund
Invesco V.I. Utilities Fund                                  Invesco V.I. Managed Volatility Fund
(MIST) BlackRock Large Cap Core Portfolio                    (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio                 (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio                (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                        (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                          (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio              (MSF) MetLife Asset Allocation 20 Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                             New Name

(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

(LMPVET) ClearBridge Variable All Cap Value                (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
DWS Capital Growth VIP                                     (MSF) Jennison Growth Portfolio
DWS Global Growth VIP                                      (MIST) Oppenheimer Global Equity Portfolio
Invesco V.I. American Franchise Fund                       (MSF) T. Rowe Price Large Cap Growth Portfolio
Invesco V.I. Growth and Income Fund                        (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

TRUST NAME CHANGE:

Former Trust                                               New Trust

DWS Variable Series II                                     Deutsche Variable Series II

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.80% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Capital Appreciation Subaccount......................         48,773        2,653,697           934,295           874,595
     AllianceBernstein Global Thematic Growth Subaccount........         39,329          614,132            18,043           129,548
     American Funds Bond Subaccount.............................        617,914        6,637,694           741,925         1,942,665
     American Funds Global Growth Subaccount....................      4,547,028       92,041,891        17,658,336        32,070,841
     American Funds Global Small Capitalization Subaccount......        108,982        2,019,967           228,647         1,062,318
     American Funds Growth Subaccount...........................      3,425,253      186,877,366        20,493,137        79,063,364
     American Funds Growth-Income Subaccount....................      4,628,500      167,348,637        19,586,765        66,518,292
     Delaware VIP Small Cap Value Subaccount....................        295,821        8,556,350         1,463,850         4,363,449
     Deutsche II Government & Agency Securities Subaccount......        239,009        2,956,605           306,296           998,322
     Deutsche II Small Mid Cap Value Subaccount.................        354,644        5,129,441           530,539         2,595,358
     Dreyfus Socially Responsible Growth Subaccount.............         16,563          455,408            81,778            71,938
     Fidelity VIP Contrafund Subaccount.........................      6,551,091      173,558,360        11,813,491        46,603,713
     Fidelity VIP Dynamic Capital Appreciation Subaccount.......        166,729        1,446,538           135,845           500,978
     Fidelity VIP Equity-Income Subaccount......................     10,620,376      223,577,821        12,424,089        26,899,995
     Fidelity VIP FundsManager 60% Subaccount (a)...............      3,922,238       47,670,221        47,670,319                99
     Fidelity VIP High Income Subaccount........................      3,967,680       24,232,592         2,334,109         3,831,312
     Fidelity VIP Mid Cap Subaccount............................      7,717,712      226,141,642        11,885,475        49,678,732
     FTVIPT Franklin Income VIP Subaccount......................      1,754,786       25,929,415         4,347,977        13,195,014
     FTVIPT Franklin Mutual Shares VIP Subaccount...............        925,758       15,724,240           701,505         6,112,286
     FTVIPT Franklin Rising Dividends VIP Subaccount............        698,430       13,822,407         1,510,792         6,348,218
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........      1,357,528       27,752,627         8,509,714         9,045,194
     FTVIPT Templeton Developing Markets VIP Subaccount.........      2,090,367       21,701,049         2,247,375         4,127,484
     FTVIPT Templeton Foreign VIP Subaccount....................      4,794,611       67,714,786         7,141,734        20,518,647
     Invesco V.I. Comstock Subaccount...........................        359,025        4,621,092           240,130         2,213,371
     Invesco V.I. Diversified Dividend Subaccount...............         60,787          882,022            73,608           331,329
     Invesco V.I. Equity and Income Subaccount..................      3,482,488       46,661,689         4,778,406        18,273,006
     Invesco V.I. Government Securities Subaccount..............        908,422       10,632,777           840,804         2,827,385
     Invesco V.I. Managed Volatility Subaccount.................         85,857        1,470,458           451,681           966,274
     Invesco V.I. S&P 500 Index Subaccount......................        129,006        1,483,113           147,521           790,598
     Janus Aspen Enterprise Subaccount..........................        230,056        8,177,772         1,931,529         3,149,026
     Janus Aspen Global Research Subaccount.....................         23,665          672,052            48,573           298,972
     Janus Aspen Overseas Subaccount............................      1,307,768       53,976,601         7,949,352         7,573,490
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................     14,620,688      228,045,335        41,337,392       100,004,833
     LMPVET ClearBridge Variable Appreciation Subaccount........      8,507,673      203,653,751        17,299,720        60,153,659
     LMPVET ClearBridge Variable Equity Income Subaccount.......      7,136,921       87,810,751         5,531,090        29,676,408
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....      4,654,411       76,094,853        18,302,904        24,148,550
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....      7,014,429      112,558,100        17,527,369        27,613,274
     LMPVET ClearBridge Variable Mid Cap Core Subaccount........      2,065,641       28,084,857         3,561,951         7,949,349
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      2,709,780       44,484,600        10,338,771        19,060,603
     LMPVET Variable Lifestyle Allocation 50% Subaccount........      4,065,922       47,445,552         2,095,463        12,552,165
     LMPVET Variable Lifestyle Allocation 70% Subaccount........      2,574,549       29,313,361           925,559         6,115,046
     LMPVET Variable Lifestyle Allocation 85% Subaccount........      1,475,535       19,453,478         1,362,792         3,658,385
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................      1,023,450        8,298,688           929,368         2,190,118
     LMPVIT Western Asset Variable High Income Subaccount.......     14,052,266       91,400,981         8,161,799        18,633,690
     MIST American Funds Balanced Allocation Subaccount.........        405,213        4,048,786         1,073,921           375,541
     MIST American Funds Growth Allocation Subaccount...........        359,657        3,477,084         1,197,258           652,627
     MIST American Funds Moderate Allocation Subaccount.........        271,506        2,720,298           696,841           426,311
     MIST BlackRock High Yield Subaccount.......................     12,777,579      105,359,907        23,835,079        34,121,651
     MIST Clarion Global Real Estate Subaccount.................      6,269,120       77,908,864        17,903,784        17,597,209
     MIST ClearBridge Aggressive Growth Subaccount..............     38,503,683      541,198,546       593,307,858        61,293,080
     MIST Harris Oakmark International Subaccount...............      4,244,411       64,975,673        17,600,690        19,696,926

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MIST Invesco Comstock Subaccount...........................     14,854,714       149,665,122       105,288,841       49,792,154
     MIST Invesco Mid Cap Value Subaccount......................      2,608,347        48,073,920        12,656,526       16,335,989
     MIST Invesco Small Cap Growth Subaccount...................        729,595        11,147,742         3,928,981        4,309,023
     MIST JPMorgan Small Cap Value Subaccount...................        737,425        10,684,818         3,633,365        3,075,608
     MIST Loomis Sayles Global Markets Subaccount...............      9,876,647       110,436,785         4,395,579       18,231,623
     MIST Lord Abbett Bond Debenture Subaccount.................      3,148,165        38,563,331         8,045,288       11,122,316
     MIST Met/Eaton Vance Floating Rate Subaccount..............        404,552         4,240,087           989,148        1,746,611
     MIST MetLife Asset Allocation 100 Subaccount...............      4,565,908        48,324,532         3,555,817        9,368,644
     MIST MetLife Multi-Index Targeted Risk Subaccount (b)......          1,015            12,125            14,431            2,348
     MIST MetLife Small Cap Value Subaccount....................      5,928,407        97,777,885         7,861,024       23,280,617
     MIST MFS Emerging Markets Equity Subaccount................      5,591,318        56,455,262        14,479,888       15,564,811
     MIST MFS Research International Subaccount.................      6,673,797        75,293,066         4,666,271       17,693,410
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        720,592         7,877,627         1,398,285        4,014,176
     MIST Oppenheimer Global Equity Subaccount..................     17,319,567       277,550,975        24,117,903       61,719,414
     MIST PIMCO Inflation Protected Bond Subaccount.............      6,527,564        71,223,239         7,768,006       20,011,933
     MIST PIMCO Total Return Subaccount.........................     20,520,444       231,548,740        14,668,346       71,580,268
     MIST Pioneer Fund Subaccount...............................      4,006,839        51,618,115        19,846,527       12,570,079
     MIST Pioneer Strategic Income Subaccount...................     13,913,509       141,303,026        21,338,507       42,550,520
     MIST Pyramis Managed Risk Subaccount.......................          1,007            11,209             9,860               26
     MIST SSgA Growth and Income ETF Subaccount.................      9,797,472       103,881,899        11,813,613       14,127,031
     MIST SSgA Growth ETF Subaccount............................     12,582,635       132,737,919        14,094,952       15,627,815
     MIST T. Rowe Price Large Cap Value Subaccount..............     12,388,215       382,756,413       357,275,070       89,602,358
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        175,108         1,631,331           572,342        1,133,823
     MIST WMC Large Cap Research Subaccount.....................      3,215,040        33,507,508         2,339,289       11,775,140
     Morgan Stanley Multi Cap Growth Subaccount.................         16,573           570,954           162,272          370,772
     MSF Barclays Aggregate Bond Index Subaccount...............      6,759,804        73,447,120         3,890,505       10,897,582
     MSF BlackRock Bond Income Subaccount.......................      1,550,578       162,638,968        19,352,933       39,755,336
     MSF BlackRock Capital Appreciation Subaccount..............      4,893,060        92,824,930         6,089,383       39,382,367
     MSF BlackRock Large Cap Value Subaccount...................      1,315,019        13,842,243         4,238,088        4,440,514
     MSF BlackRock Money Market Subaccount......................      2,600,292       260,028,984       165,145,175      211,192,873
     MSF Frontier Mid Cap Growth Subaccount.....................      2,404,465        61,470,427        10,610,837       17,179,126
     MSF Jennison Growth Subaccount.............................     23,220,318       284,456,623        35,213,401       48,553,030
     MSF Loomis Sayles Small Cap Core Subaccount................          2,591           650,982           178,497          363,892
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,416         1,242,839            56,872          327,799
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         94,029         1,377,080           713,459          126,392
     MSF MetLife Asset Allocation 20 Subaccount.................      2,572,859        28,942,048         6,852,721       11,976,694
     MSF MetLife Asset Allocation 40 Subaccount.................      6,924,609        79,210,590        25,062,663       22,487,060
     MSF MetLife Asset Allocation 60 Subaccount.................     40,753,200       485,052,207       176,211,619       75,797,491
     MSF MetLife Asset Allocation 80 Subaccount.................     43,406,405       556,613,602       285,213,852       58,998,818
     MSF MetLife Mid Cap Stock Index Subaccount.................        848,160        12,457,194         2,814,268        1,377,542
     MSF MetLife Stock Index Subaccount.........................     20,571,344       673,567,565        53,600,878      206,981,201
     MSF MFS Total Return Subaccount............................      2,496,109       350,613,361        17,744,053       83,326,011
     MSF MFS Value Subaccount...................................      8,159,744       117,837,498        26,692,351       35,797,525
     MSF MSCI EAFE Index Subaccount.............................      4,353,578        67,988,349         2,936,031        8,910,551
     MSF Neuberger Berman Genesis Subaccount....................      3,852,457        55,600,368         3,691,543       16,549,112
     MSF Russell 2000 Index Subaccount..........................      5,703,043        79,608,303         6,451,981       16,739,502
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,432,166        43,097,263        22,266,151       18,520,603
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,302,493        79,361,962        14,954,251       20,018,747
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      2,966,849        37,762,812         5,131,515       10,487,400
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      8,100,461        96,805,436         9,776,094       22,410,963

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF WMC Balanced Subaccount................................     11,801,021       178,762,606         8,071,818       31,602,977
     MSF WMC Core Equity Opportunities Subaccount...............      2,240,438        75,435,166        10,475,537       23,915,669
     Pioneer VCT Mid Cap Value Subaccount.......................      1,210,948        24,163,639         5,367,052        7,334,308
     Pioneer VCT Real Estate Shares Subaccount..................        462,337         8,774,635         1,555,689        3,611,849
     TAP 1919 Variable Responsive Balanced Subaccount...........      1,447,951        35,370,088         5,861,018        5,558,376
     UIF Growth Subaccount......................................        217,647         3,783,254           869,548        1,875,886
     Wells Fargo VT Small Cap Value Subaccount..................        228,159         2,143,662            82,018          428,900

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                        ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        1,275,479        1,645,523          939,841       1,104,786
Units issued and transferred
   from other funding options....          161,560           77,409           22,430          52,155
Units redeemed and transferred to
   other funding options.........        (291,677)        (447,453)        (119,408)       (217,100)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        1,145,362        1,275,479          842,863         939,841
                                   ===============  ===============  ===============  ==============



                                         AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,603,974        6,125,338       61,715,610       74,340,049
Units issued and transferred
   from other funding options....         465,779          938,294        2,179,012        3,210,111
Units redeemed and transferred to
   other funding options.........     (1,180,800)      (2,459,658)     (13,179,129)     (15,834,550)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,888,953        4,603,974       50,715,493       61,715,610
                                   ==============  ===============  ===============  ===============


                                            AMERICAN FUNDS
                                      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,185        1,174,553      154,846,650      187,729,621
Units issued and transferred
   from other funding options....           86,745          123,443        4,133,975        7,280,620
Units redeemed and transferred to
   other funding options.........        (310,982)        (287,811)     (36,868,571)     (40,163,591)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          785,948        1,010,185      122,112,054      154,846,650
                                   ===============  ===============  ===============  ===============

                                            AMERICAN FUNDS
                                             GROWTH-INCOME              DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       142,763,134      174,788,776        4,830,286        5,246,939
Units issued and transferred
   from other funding options....         3,630,149        6,753,748          117,684          336,199
Units redeemed and transferred to
   other funding options.........      (32,241,197)     (38,779,390)      (1,430,174)        (752,852)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       114,152,086      142,763,134        3,517,796        4,830,286
                                   ================  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &             DEUTSCHE II SMALL
                                           AGENCY SECURITIES                  MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,830,693        4,017,203        3,103,273        3,970,007
Units issued and transferred
   from other funding options....          226,776          297,927          234,021          268,405
Units redeemed and transferred to
   other funding options.........        (780,545)      (1,484,437)      (1,011,217)      (1,135,139)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,276,924        2,830,693        2,326,077        3,103,273
                                   ===============  ===============  ===============  ===============


                                           DREYFUS SOCIALLY
                                          RESPONSIBLE GROWTH              FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........          398,114           429,359      108,680,474      123,668,052
Units issued and transferred
   from other funding options....           13,776               922        5,603,328        9,668,225
Units redeemed and transferred to
   other funding options.........         (31,723)          (32,167)     (21,419,600)     (24,655,803)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................          380,167           398,114       92,864,202      108,680,474
                                   ===============  ================  ===============  ===============

                                                                                                        FIDELITY VIP
                                         FIDELITY VIP DYNAMIC                                           FUNDSMANAGER
                                         CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME            60%
                                              SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   --------------------------------  --------------------------------  ---------------
                                         2014             2013            2014             2013           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,197,666        1,416,012       63,687,670       69,667,292               --
Units issued and transferred
   from other funding options....           20,043           85,248        2,475,754        3,232,795        3,719,213
Units redeemed and transferred to
   other funding options.........        (206,378)        (303,594)      (7,797,525)      (9,212,417)               --
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year................        1,011,331        1,197,666       58,365,899       63,687,670        3,719,213
                                   ===============  ===============  ===============  ===============  ===============




                                      FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,872,590        8,865,709      101,839,154      114,724,500
Units issued and transferred
   from other funding options....          508,575          621,891        5,430,346        7,517,402
Units redeemed and transferred to
   other funding options.........      (1,298,250)      (1,615,010)     (19,000,312)     (20,402,748)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,082,915        7,872,590       88,269,188      101,839,154
                                   ===============  ===============  ===============  ===============




                                      FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ---------------  ----------------

Units beginning of year..........       17,033,712        20,017,657
Units issued and transferred
   from other funding options....        1,426,073         1,812,464
Units redeemed and transferred to
   other funding options.........      (5,406,987)       (4,796,409)
                                   ---------------  ----------------
Units end of year................       13,052,798        17,033,712
                                   ===============  ================

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       14,194,716       18,783,084       12,034,304      12,855,504
Units issued and transferred
   from other funding options....          346,255          323,847          588,816       2,639,025
Units redeemed and transferred to
   other funding options.........      (3,410,691)      (4,912,215)      (3,123,135)     (3,460,225)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,130,280       14,194,716        9,499,985      12,034,304
                                   ===============  ===============  ===============  ==============


                                            FTVIPT FRANKLIN                 FTVIPT TEMPLETON
                                       SMALL-MID CAP GROWTH VIP          DEVELOPING MARKETS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       18,344,786       21,757,192      11,016,768      12,276,465
Units issued and transferred
   from other funding options....        1,439,345        1,642,422       1,737,326       2,117,595
Units redeemed and transferred to
   other funding options.........      (4,446,100)      (5,054,828)     (2,667,438)     (3,377,292)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       15,338,031       18,344,786      10,086,656      11,016,768
                                   ===============  ===============  ==============  ==============


                                          FTVIPT TEMPLETON
                                             FOREIGN VIP                  INVESCO V.I. COMSTOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       49,602,475       59,299,810       5,818,437       7,161,636
Units issued and transferred
   from other funding options....        4,753,285        3,666,572         230,465       2,518,290
Units redeemed and transferred to
   other funding options.........     (11,710,259)     (13,363,907)     (1,593,002)     (3,861,489)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       42,645,501       49,602,475       4,455,900       5,818,437
                                   ===============  ===============  ==============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              INVESCO V.I.                        INVESCO V.I.
                                          DIVERSIFIED DIVIDEND                  EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           983,199         1,166,210        38,518,228        49,170,292
Units issued and transferred
   from other funding options....            49,774            86,574         1,157,856         2,087,711
Units redeemed and transferred to
   other funding options.........         (200,190)         (269,585)       (9,201,758)      (12,739,775)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           832,783           983,199        30,474,326        38,518,228
                                   ================  ================  ================  ================


                                             INVESCO V.I.                      INVESCO V.I.
                                         GOVERNMENT SECURITIES              MANAGED VOLATILITY
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,276,593       13,042,147          918,646        1,026,009
Units issued and transferred
   from other funding options....          514,483        2,882,935          131,787          242,996
Units redeemed and transferred to
   other funding options.........      (2,247,410)      (5,648,489)        (387,224)        (350,359)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,543,666       10,276,593          663,209          918,646
                                   ===============  ===============  ===============  ===============


                                             INVESCO V.I.
                                             S&P 500 INDEX                  JANUS ASPEN ENTERPRISE
                                              SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         1,651,321         2,132,423        10,596,566        13,439,690
Units issued and transferred
   from other funding options....            64,075           139,707           719,776         1,088,380
Units redeemed and transferred to
   other funding options.........         (433,467)         (620,809)       (2,085,405)       (3,931,504)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         1,281,929         1,651,321         9,230,937        10,596,566
                                   ================  ================  ================  ================

                                                                                                           LMPVET CLEARBRIDGE
                                     JANUS ASPEN GLOBAL RESEARCH         JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013            2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          798,297         821,059      28,081,395       32,661,250      230,124,058     276,489,134
Units issued and transferred
   from other funding options....           32,425          54,216       2,793,199        3,328,080       10,265,768      11,783,512
Units redeemed and transferred to
   other funding options.........        (195,751)        (76,978)     (5,639,206)      (7,907,935)     (47,512,873)    (58,148,588)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          634,971         798,297      25,235,388       28,081,395      192,876,953     230,124,058
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      171,514,828      209,159,554      78,389,764       94,929,719
Units issued and transferred
   from other funding options....        3,720,499        5,178,258       2,980,181        4,899,425
Units redeemed and transferred to
   other funding options.........     (30,835,598)     (42,822,984)    (17,377,841)     (21,439,380)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      144,399,729      171,514,828      63,992,104       78,389,764
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   ---------------  --------------

Units beginning of year..........       59,527,149      72,914,920
Units issued and transferred
   from other funding options....        3,717,328       1,784,706
Units redeemed and transferred to
   other funding options.........     (13,394,858)    (15,172,477)
                                   ---------------  --------------
Units end of year................       49,849,619      59,527,149
                                   ===============  ==============

                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       76,780,219       91,023,321       18,761,175      22,961,433
Units issued and transferred
   from other funding options....        3,836,445        4,227,034          589,886         816,819
Units redeemed and transferred to
   other funding options.........     (14,432,940)     (18,470,136)      (3,458,612)     (5,017,077)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       66,183,724       76,780,219       15,892,449      18,761,175
                                   ===============  ===============  ===============  ==============


                                          LMPVET CLEARBRIDGE                 LMPVET VARIABLE
                                       VARIABLE SMALL CAP GROWTH        LIFESTYLE ALLOCATION 50%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       28,785,296       31,622,684       37,872,131      44,938,353
Units issued and transferred
   from other funding options....        2,336,673        4,452,537          829,663       1,573,982
Units redeemed and transferred to
   other funding options.........      (8,149,365)      (7,289,925)      (6,914,519)     (8,640,204)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,972,604       28,785,296       31,787,275      37,872,131
                                   ===============  ===============  ===============  ==============


                                            LMPVET VARIABLE                  LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 70%         LIFESTYLE ALLOCATION 85%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       25,062,174       29,657,743       16,420,256      19,365,531
Units issued and transferred
   from other funding options....          314,952          320,844          203,238         219,527
Units redeemed and transferred to
   other funding options.........      (3,535,535)      (4,916,413)      (2,133,812)     (3,164,802)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       21,841,591       25,062,174       14,489,682      16,420,256
                                   ===============  ===============  ===============  ==============

                                         LMPVIT WESTERN ASSET               LMPVIT WESTERN ASSET
                                    VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE HIGH INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        4,982,108        5,919,632        44,750,902       54,128,179
Units issued and transferred
   from other funding options....          280,323        2,111,082         2,190,863        3,527,842
Units redeemed and transferred to
   other funding options.........      (1,145,484)      (3,048,606)       (9,051,658)     (12,905,119)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        4,116,947        4,982,108        37,890,107       44,750,902
                                   ===============  ===============   ===============  ===============


                                         MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                 GROWTH ALLOCATION
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,980,777        2,190,157        2,729,186        1,922,890
Units issued and transferred
   from other funding options....          570,356        1,177,527          531,654        1,060,112
Units redeemed and transferred to
   other funding options.........        (352,986)        (386,907)        (543,625)        (253,816)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,198,147        2,980,777        2,717,215        2,729,186
                                   ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION            MIST BLACKROCK HIGH YIELD
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        2,143,767        1,804,687       45,512,194      53,791,302
Units issued and transferred
   from other funding options....          378,123          745,667        5,258,335       7,830,630
Units redeemed and transferred to
   other funding options.........        (369,645)        (406,587)     (14,076,999)    (16,109,738)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        2,152,245        2,143,767       36,693,530      45,512,194
                                   ===============  ===============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MIST CLARION                   MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       60,592,799       68,080,621        5,674,029       4,186,645
Units issued and transferred
   from other funding options....       13,970,428        9,239,675       93,003,321       3,222,365
Units redeemed and transferred to
   other funding options.........     (16,084,135)     (16,727,497)     (15,381,892)     (1,734,981)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       58,479,092       60,592,799       83,295,458       5,674,029
                                   ===============  ===============  ===============  ==============


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL                MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      39,139,950       42,865,772       84,372,068     105,506,703      41,645,975       49,340,187
Units issued and transferred
   from other funding options....       6,377,710        8,229,037       55,520,082       5,305,754       1,789,401        3,828,388
Units redeemed and transferred to
   other funding options.........    (11,011,232)     (11,954,859)     (25,618,523)    (26,440,389)    (10,395,127)     (11,522,600)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      34,506,428       39,139,950      114,273,627      84,372,068      33,040,249       41,645,975
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                    MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........        6,603,009        6,837,358
Units issued and transferred
   from other funding options....        1,139,089        1,846,637
Units redeemed and transferred to
   other funding options.........      (1,900,393)      (2,080,986)
                                   ---------------  ---------------
Units end of year................        5,841,705        6,603,009
                                   ===============  ===============


                                            MIST JPMORGAN                  MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                   GLOBAL MARKETS
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,275,439        8,174,785       23,910,152       26,809,216
Units issued and transferred
   from other funding options....       1,259,990        1,588,705          869,114        1,225,852
Units redeemed and transferred to
   other funding options.........     (1,771,876)      (2,488,051)      (3,118,442)      (4,124,916)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,763,553        7,275,439       21,660,824       23,910,152
                                   ==============  ===============  ===============  ===============



                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       21,694,542       26,255,396       4,616,505        2,309,179
Units issued and transferred
   from other funding options....        2,681,815        2,175,692         826,000        3,482,590
Units redeemed and transferred to
   other funding options.........      (5,379,893)      (6,736,546)     (1,618,672)      (1,175,264)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       18,996,464       21,694,542       3,823,833        4,616,505
                                   ===============  ===============  ==============  ===============


                                                                      MIST METLIFE
                                             MIST METLIFE              MULTI-INDEX
                                         ASSET ALLOCATION 100         TARGETED RISK
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------  ---------------
                                         2014             2013          2014 (b)
                                   ---------------  ---------------  ---------------

Units beginning of year..........       49,145,768       51,476,410               --
Units issued and transferred
   from other funding options....        3,645,698        4,144,074            1,211
Units redeemed and transferred to
   other funding options.........      (7,578,737)      (6,474,716)            (203)
                                   ---------------  ---------------  ---------------
Units end of year................       45,212,729       49,145,768            1,008
                                   ===============  ===============  ===============

                                            MIST METLIFE                 MIST MFS EMERGING                MIST MFS RESEARCH
                                           SMALL CAP VALUE                MARKETS EQUITY                    INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  -------------------------------
                                        2014            2013            2014            2013             2014            2013
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      74,099,811      87,597,110      23,618,677      27,471,452       53,996,698      64,389,120
Units issued and transferred
   from other funding options....       3,424,982       3,305,350       6,969,261       2,960,921        3,114,688       2,416,524
Units redeemed and transferred to
   other funding options.........    (14,316,105)    (16,802,649)     (6,882,689)     (6,813,696)     (11,010,153)    (12,808,946)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      63,208,688      74,099,811      23,705,249      23,618,677       46,101,233      53,996,698
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               MIST PIMCO INFLATION
                                           MID CAP GROWTH                    GLOBAL EQUITY                   PROTECTED BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        6,809,955       8,161,498      284,367,464     280,274,259       56,428,155      76,954,212
Units issued and transferred
   from other funding options....          849,546       1,943,974       13,276,064     325,108,008        6,859,186       7,213,962
Units redeemed and transferred to
   other funding options.........      (1,915,909)     (3,295,517)     (48,203,216)   (321,014,803)     (15,591,264)    (27,740,019)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        5,743,592       6,809,955      249,440,312     284,367,464       47,696,077      56,428,155
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     187,162,730      230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
Units issued and transferred
   from other funding options....      12,454,034       20,458,371       1,359,821        1,466,353       8,647,872      12,700,737
Units redeemed and transferred to
   other funding options.........    (49,048,158)     (63,501,098)     (6,205,822)      (7,348,674)    (24,039,261)    (33,875,782)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     150,568,606      187,162,730      26,621,248       31,467,249      80,447,155      95,838,544
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                        MIST SSGA GROWTH AND
                                      MIST PYRAMIS MANAGED RISK              INCOME ETF                  MIST SSGA GROWTH ETF
                                             SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014          2013 (c)          2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........             127              --       90,079,084      96,610,845      115,766,294     123,165,362
Units issued and transferred
   from other funding options....             865             127        3,754,962       4,070,902        4,634,820       5,395,879
Units redeemed and transferred to
   other funding options.........              --              --     (11,340,414)    (10,602,663)     (13,380,674)    (12,794,947)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................             992             127       82,493,632      90,079,084      107,020,440     115,766,294
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                    MIST WMC
                                           LARGE CAP VALUE                  MID CAP GROWTH                 LARGE CAP RESEARCH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      93,678,767      109,882,316       1,441,274        2,028,845      33,795,286       38,383,679
Units issued and transferred
   from other funding options....     208,641,965        7,395,922         145,935          211,458       1,438,775        2,403,524
Units redeemed and transferred to
   other funding options.........    (56,291,553)     (23,599,471)       (538,754)        (799,029)     (7,108,133)      (6,991,917)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     246,029,179       93,678,767       1,048,455        1,441,274      28,125,928       33,795,286
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                           MORGAN STANLEY                    MSF BARCLAYS                     MSF BLACKROCK
                                          MULTI CAP GROWTH               AGGREGATE BOND INDEX                  BOND INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         499,433          634,940      35,381,978       40,275,965     133,280,506      159,459,776
Units issued and transferred
   from other funding options....           9,112            2,479       1,802,735        1,718,500      15,359,016       12,910,377
Units redeemed and transferred to
   other funding options.........       (140,669)        (137,986)     (5,519,346)      (6,612,487)    (32,065,589)     (39,089,647)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         367,876          499,433      31,665,367       35,381,978     116,573,933      133,280,506
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                            MSF BLACKROCK                    MSF BLACKROCK                   MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                  MONEY MARKET
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........     137,072,166      165,758,971       9,446,977      11,585,791     272,484,145     305,952,973
Units issued and transferred
   from other funding options....       6,519,137        4,290,694         627,341         490,412     175,702,736     211,984,355
Units redeemed and transferred to
   other funding options.........    (26,931,261)     (32,977,499)     (2,802,439)     (2,629,226)   (219,494,663)   (245,453,183)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................     116,660,042      137,072,166       7,271,879       9,446,977     228,692,218     272,484,145
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER                                                    MSF LOOMIS SAYLES
                                           MID CAP GROWTH                 MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       69,033,438      80,896,694      306,377,182     347,786,347          205,325         324,926
Units issued and transferred
   from other funding options....        2,974,002       4,726,792       18,655,334      10,716,167           12,948         107,554
Units redeemed and transferred to
   other funding options.........     (12,178,727)    (16,590,048)     (41,572,110)    (52,125,332)         (72,037)       (227,155)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       59,828,713      69,033,438      283,460,406     306,377,182          146,236         205,325
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                            MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          672,017          727,228          479,292          512,674
Units issued and transferred
   from other funding options....           16,005           86,080          332,735           72,120
Units redeemed and transferred to
   other funding options.........         (88,709)        (141,291)         (61,621)        (105,502)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          599,313          672,017          750,406          479,292
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       27,300,301       33,750,786       63,017,183       69,601,690
Units issued and transferred
   from other funding options....        3,506,360        6,851,570       17,011,442        9,683,457
Units redeemed and transferred to
   other funding options.........      (9,050,508)     (13,302,055)     (17,747,117)     (16,267,964)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       21,756,153       27,300,301       62,281,508       63,017,183
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      325,210,824      342,679,345      281,259,764      301,438,988
Units issued and transferred
   from other funding options....      130,667,528       28,928,743      236,493,920       16,252,801
Units redeemed and transferred to
   other funding options.........     (62,790,477)     (46,397,264)     (47,812,822)     (36,432,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      393,087,875      325,210,824      469,940,862      281,259,764
                                   ===============  ===============  ===============  ===============

                                               MSF METLIFE
                                           MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,357,897       6,983,172     619,079,605     746,876,608     214,758,429     252,752,393
Units issued and transferred
   from other funding options......       1,585,590       3,035,554      25,311,022      31,410,625       8,329,874      12,924,295
Units redeemed and transferred to
   other funding options...........     (1,283,984)     (1,660,829)   (131,918,155)   (159,207,628)    (41,611,067)    (50,918,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       8,659,503       8,357,897     512,472,472     619,079,605     181,477,236     214,758,429
                                     ==============  ==============  ==============  ==============  ==============  ==============



                                              MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2014             2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............       76,198,106      42,193,599      29,240,272      31,591,933
Units issued and transferred
   from other funding options......       13,890,984      50,072,122       1,586,294       1,817,759
Units redeemed and transferred to
   other funding options...........     (18,662,367)    (16,067,615)     (4,855,104)     (4,169,420)
                                     ---------------  --------------  --------------  --------------
Units end of year..................       71,426,723      76,198,106      25,971,462      29,240,272
                                     ===============  ==============  ==============  ==============



                                      MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT
                                     -------------------------------
                                          2014             2013
                                     --------------  ---------------

Units beginning of year............      35,991,632           70,294
Units issued and transferred
   from other funding options......       2,377,736       42,252,252
Units redeemed and transferred to
   other funding options...........     (8,337,507)      (6,330,914)
                                     --------------  ---------------
Units end of year..................      30,031,861       35,991,632
                                     ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                           MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       31,268,599      33,654,928       32,411,409       32,201,056
Units issued and transferred
   from other funding options....        1,751,248       2,482,361       12,498,015       26,670,660
Units redeemed and transferred to
   other funding options.........      (5,237,560)     (4,868,690)     (11,875,008)     (26,460,307)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       27,782,287      31,268,599       33,034,416       32,411,409
                                   ===============  ==============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MANAGEMENT STRATEGIC              MSF WESTERN ASSET
                                          SMALL CAP GROWTH                BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2014             2013            2014            2013            2014             2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      55,991,286       62,635,996      27,649,077      33,573,093       73,690,565      89,352,294
Units issued and transferred
   from other funding options....       4,694,732        5,290,209       1,738,541       2,883,297        8,865,695       7,639,118
Units redeemed and transferred to
   other funding options.........    (10,473,667)     (11,934,919)     (6,039,446)     (8,807,313)     (18,211,923)    (23,300,847)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      50,212,351       55,991,286      23,348,172      27,649,077       64,344,337      73,690,565
                                   ==============  ===============  ==============  ==============  ===============  ==============




                                           MSF WMC BALANCED
                                              SUBACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       87,559,708       95,084,218
Units issued and transferred
   from other funding options....        3,013,579        3,992,837
Units redeemed and transferred to
   other funding options.........     (11,785,161)     (11,517,347)
                                   ---------------  ---------------
Units end of year................       78,788,126       87,559,708
                                   ===============  ===============

                                                MSF WMC
                                       CORE EQUITY OPPORTUNITIES        PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       65,547,224       81,093,170       13,948,854       17,566,894
Units issued and transferred
   from other funding options....        1,516,108        1,564,692          781,420          921,681
Units redeemed and transferred to
   other funding options.........     (14,050,554)     (17,110,638)      (3,280,857)      (4,539,721)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       53,012,778       65,547,224       11,449,417       13,948,854
                                   ===============  ===============  ===============  ===============


                                             PIONEER VCT                   TAP 1919 VARIABLE
                                         REAL ESTATE SHARES               RESPONSIVE BALANCED                  UIF GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........       4,679,392       5,535,016       17,650,098       19,935,151        3,897,642       5,479,096
Units issued and transferred
   from other funding options....         189,276         320,529          497,537          719,434          190,797       1,170,260
Units redeemed and transferred to
   other funding options.........     (1,411,777)     (1,176,153)      (2,364,200)      (3,004,487)        (829,511)     (2,751,714)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................       3,456,891       4,679,392       15,783,435       17,650,098        3,258,928       3,897,642
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                           WELLS FARGO VT
                                           SMALL CAP VALUE
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       1,429,790        1,781,119
Units issued and transferred
   from other funding options....          57,883           50,891
Units redeemed and transferred to
   other funding options.........       (208,720)        (402,220)
                                   --------------  ---------------
Units end of year................       1,278,953        1,429,790
                                   ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  Alger Capital Appreciation     2014     1,145,362     2.40 - 3.10       3,369,272
     Subaccount                  2013     1,275,479     2.17 - 2.78       3,363,995
                                 2012     1,645,523     1.66 - 2.09       3,300,965
                                 2011     2,234,246     1.44 - 1.80       3,906,644
                                 2010     2,108,411     1.49 - 1.84       3,755,704

  AllianceBernstein Global       2014       842,863     0.97 - 1.00         831,818
     Thematic Growth Subaccount  2013       939,841     0.94 - 0.97         901,277
                                 2012     1,104,786     0.78 - 0.80         878,354
                                 2011     1,221,384     0.70 - 0.72         873,875
                                 2010     1,545,364     0.94 - 0.96       1,471,499

  American Funds Bond            2014     3,888,953     1.65 - 1.80       6,766,160
     Subaccount                  2013     4,603,974     1.59 - 1.73       7,716,511
                                 2012     6,125,338     1.66 - 1.80      10,642,898
                                 2011     6,649,857     1.61 - 1.73      11,151,382
                                 2010     6,629,074     1.54 - 1.65      10,629,167

  American Funds Global          2014    50,715,493     1.89 - 2.95     124,133,870
     Growth Subaccount           2013    61,715,610     1.88 - 2.93     150,574,183
                                 2012    74,340,049     1.48 - 2.31     143,143,628
                                 2011    92,495,761     1.23 - 1.92     148,056,485
                                 2010   115,240,903     1.38 - 2.14     206,239,786

  American Funds Global Small    2014       785,948     3.39 - 3.68       2,794,308
     Capitalization Subaccount   2013     1,010,185     3.38 - 3.65       3,564,842
                                 2012     1,174,553     2.68 - 2.89       3,283,267
                                 2011     1,623,025     2.32 - 2.48       3,907,280
                                 2010     2,635,611     2.92 - 3.11       7,972,844

  American Funds Growth          2014   122,112,054     1.63 - 2.68     273,472,215
     Subaccount                  2013   154,846,650     1.55 - 2.51     325,074,327
                                 2012   187,729,621     1.22 - 1.96     309,138,975
                                 2011   226,708,667     1.06 - 1.69     323,137,038
                                 2010   282,002,413     1.14 - 1.80     428,158,662

  American Funds                 2014   114,152,086     1.60 - 2.40     242,579,693
     Growth-Income Subaccount    2013   142,763,134     1.49 - 2.21     279,010,804
                                 2012   174,788,776     1.14 - 1.68     261,008,029
                                 2011   212,465,063     1.00 - 1.46     275,594,046
                                 2010   266,085,972     1.04 - 1.51     358,904,564

  Delaware VIP Small Cap         2014     3,517,796     2.65 - 4.81      11,900,887
     Value Subaccount            2013     4,830,286     2.51 - 4.57      15,302,896
                                 2012     5,246,939     1.89 - 3.44      12,614,903
                                 2011     5,815,368     1.66 - 3.04      12,653,755
                                 2010    10,497,320     1.69 - 3.10      24,258,561

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2014        --         1.55 - 2.65         10.48 - 11.70
     Subaccount                  2013      0.10         1.55 - 2.65         31.27 - 32.72
                                 2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89

  AllianceBernstein Global       2014        --         1.65 - 1.90           2.83 - 3.09
     Thematic Growth Subaccount  2013      0.02         1.65 - 1.90         20.61 - 20.92
                                 2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57

  American Funds Bond            2014      1.81         1.40 - 1.90           3.30 - 3.81
     Subaccount                  2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                 2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96

  American Funds Global          2014      1.10         0.30 - 2.60         (0.31) - 2.01
     Growth Subaccount           2013      1.20         0.30 - 2.60         25.86 - 28.79
                                 2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44

  American Funds Global Small    2014      0.11         1.40 - 1.90           0.20 - 0.70
     Capitalization Subaccount   2013      0.86         1.40 - 1.90         25.87 - 26.50
                                 2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69

  American Funds Growth          2014      0.73         0.30 - 2.70           5.62 - 8.18
     Subaccount                  2013      0.90         0.30 - 2.70         26.64 - 29.71
                                 2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38

  American Funds                 2014      1.21         0.30 - 2.75          7.63 - 10.30
     Growth-Income Subaccount    2013      1.29         0.30 - 2.75         29.88 - 33.10
                                 2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08

  Delaware VIP Small Cap         2014      0.57         0.30 - 1.30           4.50 - 5.55
     Value Subaccount            2013      0.72         0.30 - 1.30         31.78 - 33.11
                                 2012      0.59         0.30 - 1.30         12.43 - 13.56
                                 2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                                 2010      0.66         0.30 - 2.60         28.92 - 31.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   -------------  --------------
  Deutsche II Government & Agency    2014     2,276,924     1.14 - 1.30       2,817,918
     Securities Subaccount           2013     2,830,693     1.12 - 1.26       3,417,259
                                     2012     4,017,203     1.19 - 1.32       5,114,710
                                     2011     5,140,392     1.19 - 1.31       6,487,438
                                     2010     4,693,342     1.14 - 1.24       5,647,349

  Deutsche II Small Mid Cap Value    2014     2,326,077     1.73 - 2.93       6,302,015
     Subaccount                      2013     3,103,273     1.69 - 2.83       8,094,382
                                     2012     3,970,007     1.28 - 2.14       7,824,888
                                     2011     4,665,637     1.16 - 1.91       8,261,005
                                     2010     5,549,304     1.27 - 2.08      10,696,706

  Dreyfus Socially                   2014       380,167     1.65 - 2.08         754,943
     Responsible Growth Subaccount   2013       398,114     1.50 - 1.87         710,335
                                     2012       429,359     1.15 - 1.41         581,605
                                     2011       536,060     1.05 - 1.29         663,326
                                     2010       480,877     1.08 - 1.30         602,610

  Fidelity VIP Contrafund            2014    92,864,202     1.74 - 2.85     240,965,803
     Subaccount                      2013   108,680,474     1.60 - 2.59     255,326,876
                                     2012   123,668,052     1.25 - 2.01     224,167,053
                                     2011   141,726,054     1.09 - 1.77     223,715,085
                                     2010   160,809,148     1.15 - 1.85     264,096,436

  Fidelity VIP Dynamic               2014     1,011,331     1.64 - 2.85       2,212,496
     Capital Appreciation            2013     1,197,666     1.51 - 2.59       2,445,391
     Subaccount                      2012     1,416,012     1.11 - 1.88       2,129,562
                                     2011     1,629,814     0.92 - 1.54       2,068,621
                                     2010     1,800,348     0.96 - 1.59       2,381,228

  Fidelity VIP Equity-Income         2014    58,365,899     1.67 - 4.64     257,632,017
     Subaccount                      2013    63,687,670     1.56 - 4.32     261,131,881
                                     2012    69,667,292     1.22 - 3.41     224,230,879
                                     2011    78,077,952     1.06 - 2.94     213,824,134
                                     2010    87,497,260     1.07 - 2.95     237,379,610

  Fidelity VIP FundsManager 60%      2014     3,719,213           12.62      46,949,186
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014     7,082,915     1.77 - 3.12      21,901,589
     Subaccount                      2013     7,872,590     1.77 - 3.12      24,369,719
                                     2012     8,865,709     1.69 - 2.98      26,193,581
                                     2011     9,899,875     1.50 - 2.64      25,924,805
                                     2010    11,343,721     1.46 - 2.57      28,813,104

  Fidelity VIP Mid Cap               2014    88,269,188     1.87 - 3.67     284,320,518
     Subaccount                      2013   101,839,154     1.80 - 3.51     312,221,233
                                     2012   114,724,500     1.36 - 2.62     262,317,915
                                     2011   131,855,567     1.20 - 2.32     267,439,944
                                     2010   150,237,224     1.38 - 2.65     346,905,399

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Deutsche II Government & Agency    2014      2.00         1.55 - 2.65           2.21 - 3.34
     Securities Subaccount           2013      2.71         1.55 - 2.65       (5.78) - (4.74)
                                     2012      3.52         1.55 - 2.65         (0.21) - 0.90
                                     2011      3.81         1.55 - 2.65           4.39 - 5.49
                                     2010      4.40         1.55 - 2.65           3.45 - 4.56

  Deutsche II Small Mid Cap Value    2014      0.46         1.55 - 2.65           2.34 - 3.48
     Subaccount                      2013      0.83         1.55 - 2.65         31.18 - 32.63
                                     2012      0.81         1.55 - 2.65         10.40 - 11.63
                                     2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                                     2010      0.93         1.55 - 2.65         19.45 - 20.78

  Dreyfus Socially                   2014      0.84         1.55 - 2.65         10.17 - 11.39
     Responsible Growth Subaccount   2013      1.03         1.55 - 2.65         30.49 - 31.94
                                     2012      0.63         1.55 - 2.65           8.76 - 9.97
                                     2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                                     2010      0.73         1.55 - 2.65         11.51 - 12.77

  Fidelity VIP Contrafund            2014      0.72         0.30 - 2.65          8.73 - 11.32
     Subaccount                      2013      0.84         0.30 - 2.65         27.53 - 30.56
                                     2012      1.10         0.30 - 2.65         13.09 - 15.79
                                     2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                                     2010      1.01         0.30 - 2.70         13.91 - 16.63

  Fidelity VIP Dynamic               2014      0.20         0.30 - 2.50          7.93 - 10.33
     Capital Appreciation            2013      0.12         0.30 - 2.50         34.84 - 37.84
     Subaccount                      2012      0.53         0.30 - 2.50         19.22 - 21.88
                                     2011        --         0.30 - 2.50       (5.15) - (3.02)
                                     2010      0.23         0.30 - 2.50         15.01 - 17.63

  Fidelity VIP Equity-Income         2014      2.77         0.30 - 1.90           6.44 - 8.39
     Subaccount                      2013      2.47         0.30 - 1.90         25.42 - 27.76
                                     2012      3.06         0.30 - 1.90         14.84 - 16.95
                                     2011      2.43         0.30 - 1.90         (1.18) - 0.67
                                     2010      1.75         0.30 - 1.90         12.67 - 14.86

  Fidelity VIP FundsManager 60%      2014      2.66                1.85                  0.55
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014      5.49         0.95 - 1.30         (0.15) - 0.20
     Subaccount                      2013      5.60         0.95 - 1.30           4.58 - 4.95
                                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                     2011      6.54         0.60 - 1.30           2.66 - 3.40
                                     2010      7.21         0.30 - 1.30         12.36 - 13.42

  Fidelity VIP Mid Cap               2014      0.02         0.30 - 2.65           3.26 - 5.71
     Subaccount                      2013      0.27         0.30 - 2.65         32.32 - 35.46
                                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                     2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                     2010      0.12         0.30 - 2.70         25.11 - 28.14

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------   -------------   --------------
  FTVIPT Franklin Income VIP    2014    13,052,798     1.47 - 6.20       28,076,571
     Subaccount                 2013    17,033,712     1.45 - 6.01       36,879,662
                                2012    20,017,657     1.30 - 5.35       38,617,121
                                2011    22,928,793     1.18 - 4.81       38,466,998
                                2010    29,222,902     1.18 - 4.77       48,715,164

  FTVIPT Franklin Mutual        2014    11,130,280     1.80 - 2.04       20,922,139
     Shares VIP Subaccount      2013    14,194,716     1.71 - 1.93       25,274,641
                                2012    18,783,084     1.36 - 1.52       26,504,729
                                2011    26,399,650     1.22 - 1.35       33,103,285
                                2010    36,409,020     1.25 - 1.39       46,886,371

  FTVIPT Franklin Rising        2014     9,499,985     1.45 - 2.32       20,296,254
     Dividends VIP Subaccount   2013    12,034,304     1.59 - 2.16       24,118,817
                                2012    12,855,504     1.26 - 1.69       20,237,493
                                2011    15,551,161     1.14 - 1.54       22,145,063
                                2010    16,928,302     1.06 - 1.47       23,199,262

  FTVIPT Franklin Small-Mid     2014    15,338,031     1.45 - 2.67       31,983,347
     Cap Growth VIP Subaccount  2013    18,344,786     1.37 - 2.53       36,768,267
                                2012    21,757,192     1.01 - 1.87       32,196,686
                                2011    25,729,063     0.93 - 1.71       34,957,797
                                2010    31,824,896     0.99 - 1.83       46,170,327

  FTVIPT Templeton              2014    10,086,656     1.62 - 2.70       19,231,372
     Developing Markets VIP     2013    11,016,768     1.80 - 2.99       23,212,625
     Subaccount                 2012    12,276,465     1.85 - 3.06       26,436,064
                                2011    13,337,044     1.67 - 2.74       25,681,955
                                2010    14,717,477     2.02 - 3.30       34,095,115

  FTVIPT Templeton Foreign      2014    42,645,501     1.20 - 2.19       72,158,890
     VIP Subaccount             2013    49,602,475     1.39 - 2.50       96,258,675
                                2012    59,299,810     1.16 - 2.07       95,361,211
                                2011    69,167,489     1.01 - 1.78       95,843,960
                                2010    84,974,211     1.16 - 2.03      133,825,834

  Invesco V.I. Comstock         2014     4,455,900     1.06 - 2.24        6,878,913
     Subaccount                 2013     5,818,437     0.98 - 2.07        8,281,585
     (Commenced 5/2/2011)       2012     7,161,636     0.73 - 1.55        7,826,903
                                2011     8,566,782     0.63 - 1.32        8,042,543

  Invesco V.I. Diversified      2014       832,783     1.47 - 1.82        1,404,784
     Dividend Subaccount        2013       983,199     1.33 - 1.64        1,508,707
                                2012     1,166,210     1.04 - 1.28        1,404,646
                                2011     1,477,262     0.91 - 1.10        1,552,411
                                2010     1,892,620     0.93 - 1.12        2,026,368

  Invesco V.I. Equity and       2014    30,474,326     2.09 - 2.22       65,679,718
     Income Subaccount          2013    38,518,228     1.96 - 2.07       77,591,291
                                2012    49,170,292     1.60 - 1.68       80,615,587
                                2011    70,089,823     1.45 - 1.52      103,925,502
                                2010    95,244,297     1.50 - 1.56      145,446,901

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP    2014       5.23        1.30 - 2.60           1.93 - 3.26
     Subaccount                 2013       6.44        1.30 - 2.60         11.02 - 12.47
                                2012       6.43        1.30 - 2.60          9.75 - 11.19
                                2011       5.99        1.30 - 2.70         (0.34) - 1.02
                                2010       6.39        1.30 - 2.70          9.65 - 11.21

  FTVIPT Franklin Mutual        2014       1.94        1.40 - 1.90           5.11 - 5.63
     Shares VIP Subaccount      2013       2.04        1.40 - 1.90         25.85 - 26.48
                                2012       1.96        1.40 - 1.90         12.08 - 12.65
                                2011       2.15        1.40 - 1.90       (2.96) - (2.45)
                                2010       1.53        1.40 - 1.90           9.15 - 9.65

  FTVIPT Franklin Rising        2014       1.34        1.50 - 3.05           5.46 - 7.10
     Dividends VIP Subaccount   2013       1.56        1.50 - 2.65         26.30 - 27.76
                                2012       1.62        1.50 - 2.65          9.02 - 10.29
                                2011       1.52        1.50 - 2.65           3.20 - 4.38
                                2010       1.60        1.50 - 2.65         17.54 - 18.83

  FTVIPT Franklin Small-Mid     2014         --        1.25 - 2.75           4.56 - 6.14
     Cap Growth VIP Subaccount  2013         --        1.25 - 2.75         34.41 - 36.44
                                2012         --        1.25 - 2.75           7.83 - 9.47
                                2011         --        1.25 - 2.75       (7.35) - (5.96)
                                2010         --        1.25 - 2.75         24.11 - 26.04

  FTVIPT Templeton              2014       1.48        0.30 - 1.80      (10.03) - (8.67)
     Developing Markets VIP     2013       1.98        0.30 - 1.80       (2.69) - (1.22)
     Subaccount                 2012       1.40        0.30 - 1.80         11.13 - 12.82
                                2011       0.98        0.30 - 1.80     (17.32) - (16.11)
                                2010       1.60        0.30 - 1.80         15.47 - 17.21

  FTVIPT Templeton Foreign      2014       1.87        0.30 - 2.70     (13.50) - (11.40)
     VIP Subaccount             2013       2.37        0.30 - 2.70         19.70 - 22.60
                                2012       3.01        0.30 - 2.70         15.07 - 17.88
                                2011       1.72        0.30 - 2.70     (13.04) - (10.86)
                                2010       1.91        0.30 - 2.75           5.44 - 8.03

  Invesco V.I. Comstock         2014       1.26        1.40 - 2.60           6.58 - 7.87
     Subaccount                 2013       1.58        1.40 - 2.60         32.49 - 34.08
     (Commenced 5/2/2011)       2012       1.69        1.40 - 2.60         16.16 - 17.57
                                2011         --        1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified      2014       1.51        1.60 - 2.50          9.76 - 10.75
     Dividend Subaccount        2013       1.98        1.60 - 2.50         27.54 - 28.69
                                2012       1.77        1.60 - 2.50         15.43 - 16.48
                                2011       1.48        1.60 - 2.50       (2.58) - (1.70)
                                2010       1.54        1.60 - 2.50           7.49 - 8.45

  Invesco V.I. Equity and       2014       1.51        1.40 - 1.90           6.72 - 7.25
     Income Subaccount          2013       1.45        1.40 - 1.90         22.54 - 23.15
                                2012       1.68        1.40 - 1.90         10.26 - 10.82
                                2011       1.86        1.40 - 1.90       (3.14) - (2.70)
                                2010       1.99        1.40 - 1.90          9.90 - 10.50

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   ------------   --------------
  Invesco V.I. Government            2014     8,543,666    1.05 - 1.58       10,593,179
     Securities Subaccount           2013    10,276,593    1.03 - 1.54       12,461,122
     (Commenced 5/2/2011)            2012    13,042,147    1.09 - 1.60       16,856,929
                                     2011    16,254,323    1.10 - 1.59       20,877,260

  Invesco V.I. Managed               2014       663,209    1.78 - 2.62        1,632,992
     Volatility Subaccount           2013       918,646    1.51 - 2.21        1,919,717
                                     2012     1,026,009    1.40 - 2.03        1,966,140
                                     2011     1,250,696    1.39 - 1.99        2,366,759
                                     2010     1,414,907    1.22 - 1.73        2,340,520

  Invesco V.I. S&P 500 Index         2014     1,281,929    1.59 - 2.02        2,376,295
     Subaccount                      2013     1,651,321    1.44 - 1.82        2,775,395
                                     2012     2,132,423    1.12 - 1.40        2,789,479
                                     2011     2,706,272    0.99 - 1.23        3,145,074
                                     2010     6,211,524    1.00 - 1.24        7,379,716

  Janus Aspen Enterprise             2014     9,230,937    0.98 - 3.49       13,633,114
     Subaccount                      2013    10,596,566    0.89 - 3.17       14,258,782
                                     2012    13,439,690    0.69 - 2.44       13,564,824
                                     2011    15,657,254    0.60 - 2.13       13,553,349
                                     2010    20,137,778    0.62 - 2.20       17,466,737

  Janus Aspen Global Research        2014       634,971    1.15 - 1.83          964,819
     Subaccount                      2013       798,297    1.08 - 1.71        1,151,374
                                     2012       821,059    0.86 - 1.34          920,807
                                     2011       865,137    0.72 - 1.12          797,166
                                     2010     1,013,409    0.85 - 1.31        1,072,638

  Janus Aspen Overseas               2014    25,235,388    1.12 - 2.66       41,260,094
     Subaccount                      2013    28,081,395    1.30 - 3.09       53,057,257
                                     2012    32,661,250    1.16 - 2.77       54,579,707
                                     2011    35,812,624    1.04 - 2.50       53,633,655
                                     2010    40,655,745    1.57 - 3.78       91,389,889

  LMPVET ClearBridge Variable        2014   192,876,953    1.92 - 3.26      439,598,703
     Aggressive Growth Subaccount    2013   230,124,058    1.62 - 2.75      443,416,713
                                     2012   276,489,134    1.11 - 1.86      366,326,724
                                     2011   346,829,648    0.95 - 1.60      392,842,683
                                     2010   443,390,285    0.94 - 1.59      497,935,929

  LMPVET ClearBridge Variable        2014   144,399,729    1.74 - 2.69      301,511,929
     Appreciation Subaccount         2013   171,514,828    1.61 - 2.45      327,510,422
                                     2012   209,159,554    0.79 - 1.91      312,282,413
                                     2011   264,460,402    1.13 - 1.67      345,221,069
                                     2010   340,812,870    1.12 - 1.65      439,981,790

  LMPVET ClearBridge Variable        2014    63,992,104    1.01 - 2.37      114,208,205
     Equity Income Subaccount        2013    78,389,764    1.28 - 2.13      125,813,040
                                     2012    94,929,719    1.04 - 1.74      123,812,547
                                     2011   116,486,691    0.93 - 1.56      135,638,200
                                     2010   117,810,538    0.90 - 1.36      130,583,106

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Invesco V.I. Government            2014      2.85         1.40 - 2.60           1.22 - 2.69
     Securities Subaccount           2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     (Commenced 5/2/2011)            2012      2.85         1.40 - 2.60         (0.42) - 1.04
                                     2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed               2014      2.80         1.55 - 2.65         17.42 - 18.71
     Volatility Subaccount           2013      3.02         1.55 - 2.65           7.86 - 9.05
                                     2012      3.17         1.55 - 2.65           0.88 - 2.00
                                     2011      3.25         1.55 - 2.65         13.43 - 14.67
                                     2010      3.67         1.55 - 2.65           3.53 - 4.66

  Invesco V.I. S&P 500 Index         2014      1.57         1.55 - 2.60         10.06 - 11.22
     Subaccount                      2013      1.79         1.55 - 2.60         28.18 - 29.53
                                     2012      1.71         1.55 - 2.60         12.54 - 13.73
                                     2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                     2010      1.68         1.55 - 2.60         11.62 - 12.79

  Janus Aspen Enterprise             2014      0.03         0.30 - 2.60          9.36 - 11.91
     Subaccount                      2013      0.36         0.30 - 2.60         28.65 - 31.64
                                     2012        --         0.30 - 2.60         13.97 - 16.64
                                     2011        --         0.30 - 2.60       (4.17) - (1.97)
                                     2010        --         0.30 - 2.60         22.28 - 25.15

  Janus Aspen Global Research        2014      0.94         0.30 - 1.30           5.80 - 6.86
     Subaccount                      2013      1.09         0.30 - 1.30         26.42 - 27.69
                                     2012      0.79         0.30 - 1.30         18.30 - 19.50
                                     2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                     2010      0.50         0.30 - 1.30         14.04 - 15.17

  Janus Aspen Overseas               2014      2.99         1.25 - 2.50     (14.27) - (13.19)
     Subaccount                      2013      3.06         1.25 - 2.50         11.46 - 12.86
                                     2012      0.61         1.25 - 2.50         10.37 - 11.77
                                     2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                     2010      0.54         1.25 - 2.50         21.93 - 23.50

  LMPVET ClearBridge Variable        2014      0.16         0.30 - 2.65         16.94 - 20.03
     Aggressive Growth Subaccount    2013      0.25         0.30 - 2.65         43.52 - 47.34
                                     2012      0.38         0.30 - 2.65         15.34 - 18.37
                                     2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                     2010      0.13         0.30 - 2.70         21.43 - 24.70

  LMPVET ClearBridge Variable        2014      1.11         0.30 - 2.70          8.04 - 10.66
     Appreciation Subaccount         2013      1.15         0.30 - 2.70         26.54 - 29.61
                                     2012      1.49         0.30 - 2.70          0.00 - 15.60
                                     2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                     2010      1.52         0.60 - 2.70          9.69 - 11.88

  LMPVET ClearBridge Variable        2014      1.98         0.30 - 2.75          8.44 - 13.27
     Equity Income Subaccount        2013      1.50         0.30 - 2.70         22.34 - 25.56
                                     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                     2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                     2010      3.70         0.30 - 2.70          9.14 - 11.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  LMPVET ClearBridge Variable     2014    49,849,619    1.61 - 3.02      101,931,592
     Large Cap Growth Subaccount  2013    59,527,149    1.44 - 2.67      108,269,810
                                  2012    72,914,920    1.07 - 1.95       98,033,854
                                  2011    87,976,409    0.90 - 1.63       99,836,845
                                  2010   107,663,025    0.92 - 1.65      124,995,190

  LMPVET ClearBridge Variable     2014    66,183,724    1.59 - 3.15      136,570,924
     Large Cap Value Subaccount   2013    76,780,219    1.46 - 2.84      143,905,517
                                  2012    91,023,321    1.14 - 2.16      131,281,736
                                  2011   106,825,703    1.00 - 1.86      134,081,143
                                  2010   129,276,662    0.98 - 1.79      156,733,252

  LMPVET ClearBridge Variable     2014    15,892,449    2.02 - 2.87       38,689,450
     Mid Cap Core Subaccount      2013    18,761,175    1.92 - 2.69       42,887,469
                                  2012    22,961,433    1.41 - 1.99       38,808,174
                                  2011    29,141,332    1.22 - 1.71       42,401,069
                                  2010    39,617,087    1.29 - 1.82       61,152,307

  LMPVET ClearBridge Variable     2014    22,972,604    1.99 - 3.75       60,699,074
     Small Cap Growth Subaccount  2013    28,785,296    1.96 - 3.67       74,135,000
                                  2012    31,622,684    1.36 - 2.54       56,626,804
                                  2011    38,530,720    1.17 - 2.17       59,480,568
                                  2010    46,003,583    1.18 - 2.18       71,509,944

  LMPVET Variable Lifestyle       2014    31,787,275    1.67 - 2.30       59,118,500
     Allocation 50% Subaccount    2013    37,872,131    1.62 - 2.22       67,949,518
                                  2012    44,938,353    1.43 - 1.95       70,946,364
                                  2011    54,802,370    1.29 - 1.74       77,471,705
                                  2010    69,091,278    1.30 - 1.74       97,750,305

  LMPVET Variable Lifestyle       2014    21,841,591    1.62 - 2.10       37,227,976
     Allocation 70% Subaccount    2013    25,062,174    1.57 - 2.02       41,240,143
                                  2012    29,657,743    1.31 - 1.68       40,633,478
                                  2011    35,895,323    1.17 - 1.48       43,491,060
                                  2010    44,663,513    1.20 - 1.51       55,155,290

  LMPVET Variable Lifestyle       2014    14,489,682    1.57 - 2.12       24,272,556
     Allocation 85% Subaccount    2013    16,420,256    1.53 - 2.05       26,611,146
                                  2012    19,365,531    1.23 - 1.64       25,137,447
                                  2011    24,183,514    1.08 - 1.43       27,425,036
                                  2010    28,603,564    1.13 - 1.49       33,646,055

  LMPVIT Western Asset            2014     4,116,947    1.40 - 2.34        7,593,996
     Variable Global High Yield   2013     4,982,108    1.45 - 2.40        9,465,032
     Bond Subaccount              2012     5,919,632    1.40 - 2.29       10,968,395
                                  2011     7,281,992    1.21 - 1.96       11,544,768
                                  2010     8,965,094    1.22 - 1.95       14,183,211

  LMPVIT Western Asset            2014    37,890,107    1.61 - 2.92       78,692,683
     Variable High Income         2013    44,750,902    1.65 - 2.96       94,954,012
     Subaccount                   2012    54,128,179    1.54 - 2.75      106,932,282
                                  2011    66,903,303    1.33 - 2.36      113,968,018
                                  2010    85,709,100    1.32 - 2.33      144,770,864

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2014      0.50         0.30 - 2.70        10.95 - 13.65
     Large Cap Growth Subaccount  2013      0.49         0.30 - 2.70        34.19 - 37.44
                                  2012      0.65         0.30 - 2.70        17.13 - 19.99
                                  2011      0.42         0.30 - 2.70      (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70          6.90 - 9.54

  LMPVET ClearBridge Variable     2014      1.73         0.30 - 2.70         8.73 - 11.37
     Large Cap Value Subaccount   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                  2012      2.19         0.30 - 2.70        13.39 - 16.15
                                  2011      2.13         0.30 - 2.70          2.14 - 4.63
                                  2010      2.92         0.30 - 2.70          6.61 - 9.13

  LMPVET ClearBridge Variable     2014      0.27         1.30 - 2.70          5.24 - 6.72
     Mid Cap Core Subaccount      2013      0.13         1.30 - 2.70        33.71 - 35.59
                                  2012      0.81         1.30 - 2.70        14.74 - 16.37
                                  2011        --         1.30 - 2.70      (6.52) - (5.18)
                                  2010        --         1.30 - 2.70        19.30 - 20.96

  LMPVET ClearBridge Variable     2014        --         0.30 - 2.60          1.41 - 3.77
     Small Cap Growth Subaccount  2013      0.05         0.30 - 2.60        43.28 - 46.61
                                  2012      0.33         0.30 - 2.60        16.35 - 19.07
                                  2011        --         0.30 - 2.60        (1.24) - 1.10
                                  2010        --         0.30 - 2.75        21.75 - 24.79

  LMPVET Variable Lifestyle       2014      2.36         1.17 - 1.90          2.93 - 3.69
     Allocation 50% Subaccount    2013      1.96         1.17 - 1.90        13.16 - 13.99
                                  2012      2.54         1.17 - 1.90        10.96 - 11.77
                                  2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                  2010      2.91         1.17 - 1.90        12.26 - 13.04

  LMPVET Variable Lifestyle       2014      1.84         1.17 - 1.90          2.93 - 3.69
     Allocation 70% Subaccount    2013      1.51         1.17 - 1.90        19.53 - 20.40
                                  2012      2.31         1.17 - 1.90        12.43 - 13.26
                                  2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                  2010      2.03         1.17 - 1.90        12.81 - 13.70

  LMPVET Variable Lifestyle       2014      1.71         1.17 - 1.90          2.72 - 3.47
     Allocation 85% Subaccount    2013      1.60         1.17 - 1.90        24.12 - 25.03
                                  2012      1.69         1.17 - 1.90        13.70 - 14.53
                                  2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                  2010      1.57         1.17 - 1.90        13.47 - 14.32

  LMPVIT Western Asset            2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Variable Global High Yield   2013      5.42         1.40 - 2.60          3.54 - 4.79
     Bond Subaccount              2012      6.91         1.40 - 2.60        15.28 - 16.67
                                  2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                  2010      8.24         1.40 - 2.60        12.05 - 13.34

  LMPVIT Western Asset            2014      6.77         0.30 - 2.60      (2.89) - (0.63)
     Variable High Income         2013      6.79         0.30 - 2.60          6.41 - 8.88
     Subaccount                   2012      7.85         0.30 - 2.60        14.84 - 17.52
                                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                  2010      9.24         0.30 - 2.70        13.47 - 16.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   -------------  --------------
  MIST American Funds          2014     3,198,147     1.32 - 1.41       4,360,096
     Balanced Allocation       2013     2,980,777     1.26 - 1.33       3,871,348
     Subaccount                2012     2,190,157     1.07 - 1.13       2,431,852
                               2011     1,843,499     0.96 - 0.99       1,813,962
                               2010     2,241,816     0.99 - 1.02       2,255,436

  MIST American Funds Growth   2014     2,717,215     1.32 - 1.41       3,718,850
     Allocation Subaccount     2013     2,729,186     1.26 - 1.33       3,542,062
                               2012     1,922,890     1.02 - 1.07       2,020,923
                               2011     1,580,396     0.89 - 0.92       1,437,020
                               2010     2,314,410     0.94 - 0.97       2,214,066

  MIST American Funds          2014     2,152,245     1.29 - 1.38       2,864,383
     Moderate Allocation       2013     2,143,767     1.23 - 1.30       2,718,823
     Subaccount                2012     1,804,687     1.10 - 1.15       2,034,082
                               2011     1,316,789     1.01 - 1.04       1,349,864
                               2010     1,184,260     1.02 - 1.04       1,220,961

  MIST BlackRock High Yield    2014    36,693,530     1.42 - 9.81     104,638,887
     Subaccount                2013    45,512,194     1.41 - 9.60     123,385,092
                               2012    53,791,302     1.33 - 8.84     132,794,550
                               2011    62,492,572     1.17 - 7.66     132,699,654
                               2010    72,671,332     1.18 - 7.56     150,232,781

  MIST Clarion Global Real     2014    58,479,092     1.08 - 2.98      77,846,976
     Estate Subaccount         2013    60,592,799     0.98 - 2.67      69,115,555
                               2012    68,080,621     0.97 - 2.62      76,052,564
                               2011    77,408,843     0.79 - 2.11      69,888,004
                               2010    89,036,157     0.85 - 2.26      86,851,730

  MIST ClearBridge Aggressive  2014    83,295,458    1.12 - 12.86     614,674,474
     Growth Subaccount         2013     5,674,029     0.97 - 1.49       5,944,351
                               2012     4,186,645     0.68 - 2.10       3,075,258
                               2011     4,640,959     0.59 - 0.87       2,996,585
                               2010       243,732     0.76 - 0.84         194,775

  MIST Harris Oakmark          2014    34,506,428     1.45 - 2.63      67,655,904
     International Subaccount  2013    39,139,950     1.56 - 2.84      83,400,611
                               2012    42,865,772     1.21 - 2.40      70,442,950
                               2011    49,035,319     0.95 - 1.85      63,201,065
                               2010    59,047,438     1.13 - 2.05      89,505,876

  MIST Invesco Comstock        2014   114,273,627     1.45 - 2.65     233,561,068
     Subaccount                2013    84,372,068     1.36 - 2.43     159,177,699
                               2012   105,506,703     1.03 - 1.81     150,180,851
                               2011   137,929,311     0.90 - 1.54     168,446,892
                               2010   178,757,353     0.93 - 1.57     225,341,481

  MIST Invesco Mid Cap Value   2014    33,040,249     1.32 - 2.82      52,410,952
     Subaccount                2013    41,645,975     1.24 - 2.61      61,479,507
                               2012    49,340,187     0.98 - 2.04      57,094,364
                               2011    48,643,274     0.88 - 1.30      45,537,282
                               2010    59,583,746     0.93 - 1.35      59,037,980

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2014      1.26         0.30 - 1.30           4.68 - 5.73
     Balanced Allocation       2013      1.30         0.30 - 1.30         17.00 - 18.18
     Subaccount                2012      1.61         0.30 - 1.30         12.06 - 13.19
                               2011      1.36         0.30 - 1.30       (3.33) - (2.36)
                               2010      0.76         0.30 - 1.30         10.71 - 11.86

  MIST American Funds Growth   2014      1.03         0.30 - 1.30           5.01 - 6.07
     Allocation Subaccount     2013      0.97         0.30 - 1.30         23.49 - 24.73
                               2012      1.18         0.30 - 1.30         14.65 - 15.81
                               2011      1.16         0.30 - 1.30       (6.04) - (4.95)
                               2010      0.55         0.30 - 1.30         12.11 - 13.07

  MIST American Funds          2014      1.48         0.30 - 1.30           4.72 - 5.78
     Moderate Allocation       2013      1.68         0.30 - 1.30         12.05 - 13.18
     Subaccount                2012      1.88         0.30 - 1.30          9.40 - 10.51
                               2011      1.52         0.30 - 1.30       (1.08) - (0.10)
                               2010      1.32         0.30 - 1.30           8.54 - 9.55

  MIST BlackRock High Yield    2014      6.24         0.19 - 2.75           0.49 - 3.21
     Subaccount                2013      6.90         0.19 - 2.75           6.37 - 9.56
                               2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88

  MIST Clarion Global Real     2014      1.65         0.30 - 2.65          5.92 - 13.33
     Estate Subaccount         2013      7.21         0.30 - 2.65           0.89 - 3.45
                               2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96

  MIST ClearBridge Aggressive  2014        --         0.30 - 2.60         11.76 - 18.64
     Growth Subaccount         2013      0.21         0.30 - 2.60         42.03 - 45.33
                               2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43

  MIST Harris Oakmark          2014      2.63         0.30 - 2.70       (8.04) - (5.81)
     International Subaccount  2013      2.71         0.30 - 2.70         27.32 - 30.41
                               2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31

  MIST Invesco Comstock        2014      0.67         0.30 - 2.75           6.01 - 8.98
     Subaccount                2013      1.13         0.30 - 2.75         31.72 - 34.99
                               2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51

  MIST Invesco Mid Cap Value   2014      0.55         0.30 - 2.70           6.72 - 9.31
     Subaccount                2013      0.78         0.30 - 2.70         26.84 - 29.91
                               2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  -------------   --------------
  MIST Invesco Small Cap        2014     5,841,705    1.81 - 3.29       14,198,348
     Growth Subaccount          2013     6,603,009    1.71 - 3.09       15,149,420
                                2012     6,837,358    1.25 - 2.24       11,541,386
                                2011     8,619,870    1.08 - 1.92       12,577,822
                                2010     8,936,088    1.12 - 1.97       13,490,846

  MIST JPMorgan Small Cap       2014     6,763,553    1.60 - 2.11       13,340,006
     Value Subaccount           2013     7,275,439    1.55 - 2.04       13,918,317
                                2012     8,174,785    1.18 - 1.88       11,901,829
                                2011     9,341,233    1.03 - 1.62       11,958,752
                                2010    11,051,153    1.16 - 1.53       15,942,525

  MIST Loomis Sayles Global     2014    21,660,824    2.39 - 6.99      149,334,905
     Markets Subaccount         2013    23,910,152    2.24 - 6.82      160,979,990
                                2012    26,809,216    1.94 - 5.88      155,638,699
                                2011    30,124,440    1.69 - 5.08      150,849,568
                                2010    33,062,109    1.74 - 5.21      169,859,208

  MIST Lord Abbett Bond         2014    18,996,464    1.70 - 2.91       41,083,550
     Debenture Subaccount       2013    21,694,542    1.66 - 2.79       45,642,592
                                2012    26,255,396    1.57 - 2.59       52,064,863
                                2011    32,502,638    1.40 - 2.30       57,917,544
                                2010    40,480,659    1.37 - 2.22       69,771,604

  MIST Met/Eaton Vance          2014     3,823,833    1.05 - 1.09        4,142,616
     Floating Rate Subaccount   2013     4,616,505    1.07 - 1.10        5,050,875
     (Commenced 5/3/2010)       2012     2,309,179    1.05 - 1.08        2,477,277
                                2011     1,214,850    1.01 - 1.02        1,239,402
                                2010       711,474    1.01 - 1.02          725,074

  MIST MetLife Asset            2014    45,212,729    1.02 - 2.22       63,831,385
     Allocation 100 Subaccount  2013    49,145,768    1.17 - 2.17       66,836,972
     (Commenced 5/2/2011)       2012    51,476,410    0.93 - 1.72       54,584,808
                                2011    54,062,263    0.81 - 1.51       49,596,505

  MIST MetLife Multi-Index      2014         1,008  12.23 - 12.38           12,424
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014    63,208,688    1.23 - 3.38      120,747,347
     Value Subaccount           2013    74,099,811    1.24 - 3.37      139,708,195
                                2012    87,597,110    0.96 - 2.58      124,998,359
                                2011   102,729,374    0.84 - 2.22      125,154,359
                                2010   118,085,929    0.95 - 1.91      155,522,778

  MIST MFS Emerging Markets     2014    23,705,249    1.18 - 3.19       53,420,816
     Equity Subaccount          2013    23,618,677    1.30 - 3.42       58,259,362
                                2012    27,471,452    1.41 - 3.61       72,730,901
                                2011    32,814,639    1.22 - 3.09       74,236,005
                                2010    40,055,591    1.54 - 3.88      113,623,154

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Small Cap        2014        --         0.30 - 2.60           5.14 - 7.86
     Growth Subaccount          2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)
                                2010        --         0.30 - 2.70         16.36 - 26.09

  MIST JPMorgan Small Cap       2014      1.09         0.30 - 2.60           1.97 - 4.34
     Value Subaccount           2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                                2010      0.88         0.30 - 2.70         16.33 - 19.24

  MIST Loomis Sayles Global     2014      2.32         0.60 - 1.30           2.41 - 3.13
     Markets Subaccount         2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                                2010      3.48         0.30 - 1.65         20.39 - 22.05

  MIST Lord Abbett Bond         2014      5.75         0.30 - 2.50           2.53 - 4.81
     Debenture Subaccount       2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56
                                2010      6.51         0.30 - 2.65         10.20 - 12.86

  MIST Met/Eaton Vance          2014      3.52         1.70 - 2.60       (1.85) - (0.96)
     Floating Rate Subaccount   2013      4.00         1.70 - 2.60           1.17 - 2.09
     (Commenced 5/3/2010)       2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29
                                2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Asset            2014      0.72         0.30 - 2.50           0.61 - 4.25
     Allocation 100 Subaccount  2013      0.75         0.30 - 2.55         26.25 - 29.12
     (Commenced 5/2/2011)       2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Multi-Index      2014        --         0.60 - 1.15           8.01 - 8.61
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014      0.05         0.30 - 2.70         (0.99) - 1.41
     Value Subaccount           2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)
                                2010      1.21         0.30 - 2.70         16.75 - 19.59

  MIST MFS Emerging Markets     2014      0.84         0.30 - 2.75       (9.06) - (4.90)
     Equity Subaccount          2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                                2010      1.14         0.30 - 2.75         20.34 - 23.67

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------   -------------  --------------
  MIST MFS Research             2014    46,101,233     1.17 - 2.11      72,277,215
     International Subaccount   2013    53,996,698     1.29 - 2.31      92,815,172
                                2012    64,389,120     1.11 - 1.98      94,306,211
                                2011    77,589,499     0.98 - 1.72      99,020,711
                                2010    48,036,599     1.13 - 1.98      71,851,431

  MIST Morgan Stanley Mid Cap   2014     5,743,592     1.29 - 3.55      11,736,546
     Growth Subaccount          2013     6,809,955     1.30 - 3.58      14,243,583
                                2012     8,161,498     0.95 - 2.62      12,071,251
                                2011     9,246,133     0.89 - 2.43      12,904,996
                                2010    11,758,200     0.97 - 2.66      18,023,005

  MIST Oppenheimer Global       2014   249,440,312     1.15 - 2.50     351,667,634
     Equity Subaccount          2013   284,367,464     1.15 - 2.49     395,783,735
                                2012   280,274,259     1.01 - 1.99     316,647,038
                                2011   319,487,588     0.85 - 1.68     301,581,617
                                2010   355,293,700     0.96 - 1.86     371,423,984

  MIST PIMCO Inflation          2014    47,696,077     1.18 - 1.53      65,747,511
     Protected Bond Subaccount  2013    56,428,155     1.18 - 1.50      76,820,088
                                2012    76,954,212     1.33 - 1.67     117,364,047
                                2011    81,257,553     1.25 - 1.55     115,644,635
                                2010    84,809,882     1.15 - 1.41     110,311,164

  MIST PIMCO Total Return       2014   150,568,606     1.32 - 2.09     243,988,067
     Subaccount                 2013   187,162,730     1.30 - 2.01     296,027,272
                                2012   230,205,457     1.36 - 2.07     377,907,353
                                2011   260,102,976     1.28 - 1.90     397,228,650
                                2010   285,034,968     1.28 - 1.85     430,615,868

  MIST Pioneer Fund Subaccount  2014    26,621,248     1.27 - 2.88      57,774,387
                                2013    31,467,249     1.16 - 2.63      62,232,308
                                2012    37,349,570     0.89 - 2.00      56,439,683
                                2011    43,521,716     0.83 - 1.83      60,273,626
                                2010    30,744,777     0.89 - 1.94      48,832,317

  MIST Pioneer Strategic        2014    80,447,155     1.38 - 3.12     152,052,573
     Income Subaccount          2013    95,838,544     1.36 - 3.02     175,717,234
                                2012   117,013,589     1.38 - 3.01     213,840,794
                                2011   134,759,531     1.28 - 2.72     224,047,122
                                2010   163,592,465     1.28 - 2.66     266,557,264

  MIST Pyramis Managed Risk     2014           992   11.62 - 11.74          11,539
     Subaccount                 2013           127           10.80           1,369
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014    82,493,632            1.49     122,762,323
     ETF Subaccount             2013    90,079,084            1.42     128,281,207
                                2012    96,610,845            1.28     123,361,227
                                2011   102,294,878            1.15     117,213,928
                                2010   110,185,544            1.15     126,498,036

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2014      2.28         0.30 - 2.65       (9.38) - (7.23)
     International Subaccount   2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02

  MIST Morgan Stanley Mid Cap   2014      0.04         0.30 - 2.60         (1.58) - 0.71
     Growth Subaccount          2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65

  MIST Oppenheimer Global       2014      0.97         0.30 - 2.70         (0.58) - 1.84
     Equity Subaccount          2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53

  MIST PIMCO Inflation          2014      1.82         0.30 - 2.75           0.25 - 2.87
     Protected Bond Subaccount  2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67

  MIST PIMCO Total Return       2014      2.38         0.30 - 2.75           1.37 - 3.88
     Subaccount                 2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89

  MIST Pioneer Fund Subaccount  2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84

  MIST Pioneer Strategic        2014      5.12         0.30 - 2.85           1.51 - 4.27
     Income Subaccount          2013      5.15         0.30 - 2.85         (1.44) - 1.24
                                2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80

  MIST Pyramis Managed Risk     2014        --         0.30 - 0.90           7.67 - 8.32
     Subaccount                 2013      0.85                0.80                  5.68
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014      2.26                1.25                  4.50
     ETF Subaccount             2013      2.51                1.25                 11.53
                                2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   ------------   --------------
  MIST SSgA Growth ETF           2014   107,020,440           1.47      156,905,463
     Subaccount                  2013   115,766,294           1.41      163,090,332
                                 2012   123,165,362           1.21      148,804,069
                                 2011   133,087,707           1.06      141,546,856
                                 2010   142,607,091           1.10      156,916,020

  MIST T. Rowe Price Large       2014   246,029,179    1.35 - 7.43      443,370,558
     Cap Value Subaccount        2013    93,678,767    1.22 - 6.66      129,704,910
                                 2012   109,882,316    0.94 - 5.81      116,086,753
                                 2011   128,584,761    0.82 - 4.97      117,195,273
                                 2010   153,267,618    0.88 - 5.23      148,207,202

  MIST T. Rowe Price Mid Cap     2014     1,048,455    1.44 - 2.65        2,094,286
     Growth Subaccount           2013     1,441,274    1.31 - 2.39        2,644,910
                                 2012     2,028,845    0.99 - 1.77        2,812,261
                                 2011     2,874,302    0.89 - 1.59        3,490,853
                                 2010     2,637,941    0.93 - 1.64        3,627,883

  MIST WMC Large Cap Research    2014    28,125,928    1.29 - 2.34       46,264,418
     Subaccount                  2013    33,795,286    1.15 - 2.10       50,072,685
                                 2012    38,383,679    0.87 - 1.59       42,749,505
                                 2011    46,368,859    0.78 - 1.43       46,041,512
                                 2010    54,907,593    0.79 - 1.45       54,941,051

  Morgan Stanley Multi Cap       2014       367,876    2.18 - 2.64          914,004
     Growth Subaccount           2013       499,433    2.11 - 2.66        1,210,400
                                 2012       634,940    1.41 - 1.80        1,052,964
                                 2011       683,491    1.29 - 1.63        1,037,271
                                 2010       877,893    1.40 - 1.78        1,463,366

  MSF Barclays Aggregate Bond    2014    31,665,367    1.37 - 2.58       75,845,003
     Index Subaccount            2013    35,381,978    1.31 - 2.47       80,759,985
                                 2012    40,275,965    1.36 - 2.56       95,180,911
                                 2011    45,268,185    1.31 - 2.49      103,893,632
                                 2010    51,647,712    1.24 - 2.35      111,235,771

  MSF BlackRock Bond Income      2014   116,573,933    1.11 - 2.23      171,167,569
     Subaccount                  2013   133,280,506    1.06 - 2.11      185,528,381
                                 2012   159,459,776    1.10 - 2.15      227,477,835
                                 2011   185,391,674    1.06 - 2.03      250,881,660
                                 2010   225,736,980    1.02 - 1.93      291,924,540

  MSF BlackRock Capital          2014   116,660,042    1.01 - 4.88      201,471,712
     Appreciation Subaccount     2013   137,072,166    0.94 - 4.54      218,130,450
                                 2012   165,758,971    0.71 - 3.42      197,078,248
                                 2011   197,272,481    0.63 - 3.03      206,180,160
                                 2010   232,943,584    0.71 - 3.37      268,487,543

  MSF BlackRock                  2014     7,271,879    1.27 - 2.02       12,887,179
     Large Cap Value Subaccount  2013     9,446,977    1.19 - 1.84       15,413,317
                                 2012    11,585,791    0.93 - 1.40       14,563,747
                                 2011    13,528,382    0.83 - 1.24       15,175,781
                                 2010    15,747,692    0.84 - 1.21       17,609,264

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST SSgA Growth ETF           2014      1.89                1.25                 4.07
     Subaccount                  2013      2.10                1.25                16.61
                                 2012      1.94                1.25                13.60
                                 2011      1.62                1.25               (3.27)
                                 2010      1.53                1.25                12.70

  MIST T. Rowe Price Large       2014      0.47         0.30 - 2.75         8.25 - 12.94
     Cap Value Subaccount        2013      1.54         0.30 - 2.70        30.21 - 33.37
                                 2012      1.45         0.30 - 2.70        14.82 - 17.62
                                 2011      0.65         0.30 - 2.70      (6.61) - (4.26)
                                 2010      1.06         0.30 - 2.70        13.90 - 16.69

  MIST T. Rowe Price Mid Cap     2014        --         1.55 - 2.65         9.83 - 11.04
     Growth Subaccount           2013      0.23         1.55 - 2.65        33.01 - 34.48
                                 2012        --         1.55 - 2.65        10.69 - 11.93
                                 2011        --         1.55 - 2.65      (4.25) - (3.18)
                                 2010        --         1.55 - 2.65        24.40 - 25.73

  MIST WMC Large Cap Research    2014      0.82         0.30 - 2.75        10.54 - 13.28
     Subaccount                  2013      1.29         0.30 - 2.75        30.53 - 33.77
                                 2012      1.09         0.30 - 2.75        10.41 - 13.16
                                 2011      1.01         0.30 - 2.75      (2.48) - (0.08)
                                 2010      1.24         0.30 - 2.75         9.44 - 12.18

  Morgan Stanley Multi Cap       2014        --         1.85 - 2.50          2.84 - 3.51
     Growth Subaccount           2013      0.23         1.60 - 2.50        46.66 - 47.99
                                 2012        --         1.60 - 2.50         9.31 - 10.31
                                 2011        --         1.60 - 2.60      (9.30) - (8.48)
                                 2010        --         1.60 - 2.60        24.13 - 25.44

  MSF Barclays Aggregate Bond    2014      3.02         0.30 - 1.30          4.44 - 5.49
     Index Subaccount            2013      3.62         0.30 - 1.30      (3.59) - (2.62)
                                 2012      3.74         0.30 - 1.30          2.55 - 3.59
                                 2011      3.57         0.30 - 1.40          5.99 - 7.17
                                 2010      3.84         0.30 - 1.40          4.57 - 5.75

  MSF BlackRock Bond Income      2014      3.45         0.30 - 2.75          4.02 - 6.76
     Subaccount                  2013      4.02         0.30 - 2.75      (3.60) - (1.06)
                                 2012      2.66         0.30 - 2.75          4.46 - 7.22
                                 2011      3.98         0.30 - 2.75          3.53 - 6.25
                                 2010      3.97         0.30 - 2.75          5.26 - 8.01

  MSF BlackRock Capital          2014      0.06         0.30 - 2.65          5.95 - 8.57
     Appreciation Subaccount     2013      0.84         0.30 - 2.65        30.61 - 33.82
                                 2012      0.31         0.30 - 2.65        11.23 - 14.03
                                 2011      0.19         0.30 - 2.70     (11.49) - (9.26)
                                 2010      0.24         0.30 - 2.75        16.47 - 19.49

  MSF BlackRock                  2014      1.11         0.30 - 2.65          6.83 - 9.37
     Large Cap Value Subaccount  2013      1.21         0.30 - 2.65        28.30 - 31.35
                                 2012      1.44         0.30 - 2.65        10.97 - 13.63
                                 2011      0.93         0.30 - 2.65        (0.64) - 1.81
                                 2010      0.86         0.30 - 2.65          6.10 - 8.59

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  MSF BlackRock Money Market      2014   228,692,218    0.87 - 2.34      260,029,222
     Subaccount                   2013   272,484,145    0.89 - 2.37      306,076,669
                                  2012   305,952,973    0.92 - 2.41      338,263,961
                                  2011   355,598,094    0.94 - 1.81      396,781,383
                                  2010   390,620,368    0.97 - 1.84      442,249,891

  MSF Frontier Mid Cap Growth     2014    59,828,713    0.88 - 2.44       88,449,747
     Subaccount                   2013    69,033,438    0.81 - 2.23       93,792,080
                                  2012    80,896,694    0.62 - 1.71       83,365,935
                                  2011    95,805,405    0.57 - 1.57       90,389,497
                                  2010   116,770,017    0.60 - 1.66      114,976,088

  MSF Jennison Growth             2014   283,460,406    0.88 - 2.43      376,259,287
     Subaccount                   2013   306,377,182    0.82 - 2.27      377,320,708
                                  2012   347,786,347    0.61 - 1.68      317,110,813
                                  2011    60,489,570    0.53 - 1.48       43,819,251
                                  2010    76,713,717    0.54 - 1.50       56,595,399

  MSF Loomis Sayles Small Cap     2014       146,236    4.49 - 5.30          725,826
     Core Subaccount              2013       205,325    4.36 - 5.21        1,019,553
                                  2012       324,926    3.18 - 3.77        1,156,434
                                  2011       421,875    2.86 - 3.35        1,346,982
                                  2010       192,214    2.93 - 3.40          628,433

  MSF Met/Artisan Mid Cap         2014       599,313    3.14 - 3.40        1,961,420
     Value Subaccount             2013       672,017    3.15 - 3.40        2,205,749
     (Commenced 5/3/2010)         2012       727,228    2.36 - 2.52        1,786,794
                                  2011       918,844    2.16 - 2.29        2,053,497
                                  2010     1,029,255    2.07 - 2.18        2,194,400

  MSF Met/Dimensional             2014       750,406    1.79 - 1.88        1,388,811
     International Small Company  2013       479,292    1.97 - 2.05          969,532
     Subaccount                   2012       512,674    1.58 - 1.64          828,694
                                  2011        82,833    1.38 - 1.41          115,816
                                  2010        63,743    1.68 - 1.71          108,458

  MSF MetLife Asset               2014    21,756,153    1.25 - 1.52       29,613,599
     Allocation 20 Subaccount     2013    27,300,301    1.21 - 1.46       35,985,163
                                  2012    33,750,786    1.19 - 1.41       43,181,333
                                  2011    31,816,365    1.12 - 1.29       37,895,228
                                  2010    32,850,961    1.11 - 1.26       38,552,233

  MSF MetLife Asset               2014    62,281,508    1.25 - 1.56       87,527,049
     Allocation 40 Subaccount     2013    63,017,183    1.23 - 1.49       85,938,160
                                  2012    69,601,690    1.13 - 1.35       86,810,589
                                  2011    75,138,747    1.05 - 1.22       85,251,503
                                  2010    81,246,395    1.06 - 1.21       92,534,789

  MSF MetLife Asset               2014   393,087,875    1.10 - 1.58      550,983,256
     Allocation 60 Subaccount     2013   325,210,824    1.21 - 1.51      449,109,725
                                  2012   342,679,345    1.06 - 1.72      406,247,240
                                  2011   365,836,158    0.96 - 1.13      387,765,148
                                  2010   393,118,303    1.00 - 1.15      427,765,478

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2014        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55

  MSF Frontier Mid Cap Growth     2014        --         0.30 - 2.70          7.98 - 10.72
     Subaccount                   2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83

  MSF Jennison Growth             2014      0.23         0.30 - 2.70          4.51 - 12.77
     Subaccount                   2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94

  MSF Loomis Sayles Small Cap     2014        --         1.70 - 2.50           0.95 - 1.76
     Core Subaccount              2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06

  MSF Met/Artisan Mid Cap         2014      0.54         1.40 - 2.10         (0.44) - 0.26
     Value Subaccount             2013      0.80         1.40 - 2.10         33.67 - 34.61
     (Commenced 5/3/2010)         2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     International Small Company  2013      1.77         1.70 - 2.50         24.45 - 25.45
     Subaccount                   2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)
                                  2010      1.23         1.70 - 2.50         19.60 - 20.55

  MSF MetLife Asset               2014      3.97         0.30 - 2.50           1.89 - 4.16
     Allocation 20 Subaccount     2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70

  MSF MetLife Asset               2014      2.62         0.30 - 2.65           2.04 - 4.61
     Allocation 40 Subaccount     2013      2.54         0.30 - 2.65          8.02 - 10.59
                                  2012      2.94         0.30 - 2.65          8.53 - 11.13
                                  2011      2.07         0.30 - 2.65         (1.60) - 0.75
                                  2010      3.47         0.30 - 2.65          8.59 - 11.14

  MSF MetLife Asset               2014      1.72         0.30 - 2.85           1.05 - 4.74
     Allocation 60 Subaccount     2013      1.95         0.30 - 2.75         14.78 - 17.63
                                  2012      2.31         0.00 - 2.75         10.15 - 13.24
                                  2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                                  2010      2.63         0.30 - 2.75         10.02 - 12.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   ------------   --------------
  MSF MetLife Asset            2014   469,940,862    1.21 - 1.61      645,019,159
     Allocation 80 Subaccount  2013   281,259,764    1.21 - 1.50      392,110,510
                               2012   301,438,988    1.00 - 1.21      341,958,464
                               2011   320,193,265    0.89 - 1.05      318,588,616
                               2010   343,766,439    0.94 - 1.10      359,791,293

  MSF MetLife Mid Cap Stock    2014     8,659,503   1.82 - 31.61       16,117,119
     Index Subaccount          2013     8,357,897   1.68 - 29.03       14,115,032
                               2012     6,983,172           1.28        8,935,310
                               2011     6,867,767           1.10        7,567,180
                               2010     6,949,687           1.14        7,903,300

  MSF MetLife Stock Index      2014   512,472,472   1.22 - 36.26      948,735,700
     Subaccount                2013   619,079,605   1.11 - 32.31    1,022,210,401
                               2012   746,876,608   0.85 - 24.72      955,635,335
                               2011   660,304,058    0.78 - 3.51      710,740,551
                               2010   752,977,742    0.79 - 2.08      807,958,649

  MSF MFS Total Return         2014   181,477,236    1.19 - 3.96      427,404,149
     Subaccount                2013   214,758,429    1.13 - 3.69      467,083,516
                               2012   252,752,393    0.97 - 3.15      465,580,415
                               2011   300,786,307    0.90 - 2.86      499,287,986
                               2010   365,263,272    0.90 - 2.83      594,788,580

  MSF MFS Value Subaccount     2014    71,426,723    1.26 - 2.59      149,803,816
                               2013    76,198,106    1.18 - 2.39      152,814,296
                               2012    42,193,599    1.17 - 1.80       64,099,072
                               2011    48,193,344    1.11 - 1.58       63,956,024
                               2010    55,157,576    1.12 - 1.60       73,901,755

  MSF MSCI EAFE Index          2014    25,971,462    1.01 - 2.44       55,159,835
     Subaccount                2013    29,240,272    1.09 - 2.63       66,367,832
                               2012    31,591,933    0.91 - 2.18       59,212,775
                               2011    35,199,957    0.78 - 1.87       56,199,006
                               2010    39,250,929    0.91 - 2.16       72,320,627

  MSF Neuberger Berman         2014    30,031,861    1.23 - 3.63       69,389,880
     Genesis Subaccount        2013    35,991,632    1.25 - 3.65       82,899,600
     (Commenced 5/2/2011)      2012        70,294    1.58 - 1.77          118,604
                               2011        12,539    1.57 - 1.64           20,005

  MSF Russell 2000 Index       2014    27,782,287    2.02 - 4.62      114,688,189
     Subaccount                2013    31,268,599    1.96 - 4.45      123,574,772
                               2012    33,654,928    1.43 - 3.25       96,816,463
                               2011    37,289,119    1.25 - 2.83       93,301,295
                               2010    41,489,141    1.33 - 2.99      109,316,701

  MSF T. Rowe Price Large Cap  2014    33,034,416    1.52 - 2.82       59,661,381
     Growth Subaccount         2013    32,411,409    1.26 - 2.60       54,003,653
                               2012    32,201,056    1.12 - 1.88       38,929,294
                               2011    37,121,993    0.97 - 1.59       38,361,890
                               2010    45,753,740    1.01 - 1.61       48,700,718

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Asset            2014      1.11         0.30 - 2.90           2.22 - 4.91
     Allocation 80 Subaccount  2013      1.46         0.30 - 2.60         21.12 - 23.94
                               2012      1.91         0.30 - 2.60         12.41 - 15.04
                               2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39

  MSF MetLife Mid Cap Stock    2014      1.01         0.30 - 1.25           7.96 - 8.89
     Index Subaccount          2013      1.09         0.30 - 1.25         16.63 - 31.49
                               2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67

  MSF MetLife Stock Index      2014      1.69         0.28 - 3.50          9.37 - 13.05
     Subaccount                2013      1.86         0.28 - 3.50         27.37 - 31.65
                               2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51

  MSF MFS Total Return         2014      2.25         0.30 - 2.75           5.42 - 8.09
     Subaccount                2013      2.45         0.30 - 2.75         15.48 - 18.40
                               2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55

  MSF MFS Value Subaccount     2014      1.64         0.30 - 2.75          7.72 - 10.48
                               2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16

  MSF MSCI EAFE Index          2014      2.60         0.30 - 1.60       (7.50) - (6.28)
     Subaccount                2013      3.06         0.30 - 1.60         19.93 - 21.50
                               2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83

  MSF Neuberger Berman         2014      0.37         0.30 - 2.65       (2.91) - (0.29)
     Genesis Subaccount        2013        --         0.30 - 2.65         24.17 - 35.86
     (Commenced 5/2/2011)      2012      0.12         1.70 - 2.60           6.92 - 7.89
                               2011        --         1.70 - 2.10       (7.49) - (7.23)

  MSF Russell 2000 Index       2014      1.17         0.30 - 1.65           3.32 - 4.72
     Subaccount                2013      1.55         0.30 - 1.65         36.29 - 38.14
                               2012      1.16         0.30 - 1.65         14.44 - 16.00
                               2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                               2010      1.17         0.30 - 1.65         24.90 - 26.48

  MSF T. Rowe Price Large Cap  2014        --         0.30 - 2.65          6.03 - 13.92
     Growth Subaccount         2013      0.07         0.30 - 2.65         25.92 - 38.35
                               2012        --         0.30 - 2.65         15.56 - 18.32
                               2011        --         0.30 - 2.65       (3.96) - (1.61)
                               2010      0.07         0.30 - 2.65         13.72 - 16.38

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  MSF T. Rowe Price Small Cap    2014    50,212,351     1.68 - 3.52     118,139,543
     Growth Subaccount           2013    55,991,286     1.62 - 3.32     125,245,594
                                 2012    62,635,996     1.15 - 2.32      98,474,574
                                 2011    71,061,468     1.02 - 2.01      97,794,789
                                 2010    76,912,938     1.03 - 2.00     105,806,004

  MSF Western Asset              2014    23,348,172     1.08 - 3.03      39,669,737
     Management Strategic Bond   2013    27,649,077     1.19 - 2.91      44,979,001
     Opportunities Subaccount    2012    33,573,093     1.21 - 2.91      55,654,805
                                 2011    39,676,652     1.11 - 2.65      59,620,518
                                 2010     3,494,208     2.29 - 2.52       8,424,280

  MSF Western Asset              2014    64,344,337     1.07 - 2.58      98,096,572
     Management U.S. Government  2013    73,690,565     1.07 - 2.54     109,839,169
     Subaccount                  2012    89,352,294     1.10 - 2.58     134,993,660
                                 2011   101,794,264     1.07 - 2.53     148,935,292
                                 2010   125,335,567     1.04 - 2.42     173,254,111

  MSF WMC Balanced Subaccount    2014    78,788,126     1.44 - 3.64     263,144,756
                                 2013    87,559,708     1.34 - 3.34     265,542,357
                                 2012    95,084,218     1.14 - 2.80     241,918,758
                                 2011   105,534,840     1.05 - 2.53     241,546,529
                                 2010   118,061,128     1.04 - 2.46     263,504,413

  MSF WMC Core Equity            2014    53,012,778     1.34 - 2.26      96,109,883
     Opportunities Subaccount    2013    65,547,224     1.24 - 2.10     109,181,322
                                 2012    81,093,170     0.94 - 1.61     103,067,131
                                 2011    96,387,852     0.85 - 1.46     110,626,783
                                 2010    39,290,500     0.90 - 1.34      46,053,005

  Pioneer VCT Mid Cap Value      2014    11,449,417     1.72 - 2.69      27,355,302
     Subaccount                  2013    13,948,854     1.54 - 2.38      29,462,183
                                 2012    17,566,894     1.19 - 1.82      28,565,653
                                 2011    21,724,375     1.10 - 1.67      32,437,470
                                 2010    27,106,926     1.21 - 1.80      43,769,962

  Pioneer VCT Real Estate        2014     3,456,891     1.95 - 3.22       9,986,466
     Shares Subaccount           2013     4,679,392     1.52 - 2.50      10,515,684
                                 2012     5,535,016     1.53 - 2.50      12,543,885
                                 2011     6,712,774     1.34 - 2.19      13,366,638
                                 2010     8,080,999     1.24 - 2.03      15,025,737

  TAP 1919 Variable Responsive   2014    15,783,435     1.29 - 4.29      43,091,030
     Balanced Subaccount         2013    17,650,098     1.20 - 3.98      44,216,482
                                 2012    19,935,151     1.03 - 3.39      41,969,589
                                 2011    23,310,011     0.94 - 3.10      43,793,657
                                 2010    28,992,998     0.95 - 3.14      53,105,312

  UIF Growth Subaccount          2014     3,258,928     1.44 - 2.93       6,688,278
                                 2013     3,897,642     1.35 - 2.81       7,732,651
                                 2012     5,479,096     0.93 - 1.93       7,099,628
                                 2011     6,391,312     0.82 - 1.72       7,349,810
                                 2010     7,852,817     0.86 - 1.81       9,543,702

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF T. Rowe Price Small Cap    2014        --         0.30 - 2.65          3.86 - 6.33
     Growth Subaccount           2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10
                                 2010        --         0.30 - 2.65        31.04 - 34.21

  MSF Western Asset              2014      5.32         1.17 - 2.60          0.50 - 4.24
     Management Strategic Bond   2013      4.97         1.17 - 2.60      (1.76) - (0.08)
     Opportunities Subaccount    2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89
                                 2010      6.37         1.17 - 1.45        11.08 - 11.45

  MSF Western Asset              2014      1.96         0.15 - 2.45          0.32 - 2.66
     Management U.S. Government  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
     Subaccount                  2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33
                                 2010      2.75         0.15 - 2.45          3.23 - 5.63

  MSF WMC Balanced Subaccount    2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44
                                 2010      1.96         0.30 - 2.65          6.47 - 9.35

  MSF WMC Core Equity            2014      0.56         0.30 - 2.65         5.33 - 10.30
     Opportunities Subaccount    2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)
                                 2010      0.99         0.30 - 2.75         8.80 - 11.64

  Pioneer VCT Mid Cap Value      2014      0.66         1.40 - 2.75        11.69 - 13.20
     Subaccount                  2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                 2010      0.89         1.40 - 2.75        14.65 - 16.27

  Pioneer VCT Real Estate        2014      2.29         1.50 - 2.70        27.08 - 28.62
     Shares Subaccount           2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35
                                 2011      2.18         1.50 - 2.60          6.90 - 8.11
                                 2010      2.45         1.50 - 2.60        25.25 - 26.68

  TAP 1919 Variable Responsive   2014      0.85         0.30 - 2.50          6.61 - 8.98
     Balanced Subaccount         2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38
                                 2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87

  UIF Growth Subaccount          2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78
                                 2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                 2010      0.12         1.40 - 2.60        19.72 - 21.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------   -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET           INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)     ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------   -------------  --------------   -------------  ----------------  ----------------
  Wells Fargo VT Small Cap   2014      1,278,953     1.79 - 2.81       2,543,972       0.35         0.30 - 1.85          2.54 - 4.14
     Value Subaccount        2013      1,429,790     1.73 - 2.70       2,776,008       0.66         0.30 - 1.85        12.65 - 14.41
                             2012      1,781,119     1.53 - 2.37       3,080,263       0.87         0.30 - 1.85        11.90 - 13.65
                             2011      2,074,209     1.36 - 2.09       3,218,582       0.65         0.30 - 1.85      (8.95) - (7.58)
                             2010      2,391,673     1.48 - 2.27       4,028,620       1.51         0.30 - 1.85        15.16 - 16.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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



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


                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements


   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Statements of Assets and Liabilities as of December 31, 2014

   (3)   Statements of Operations for the year ended December 31, 2014

   (4) Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013

   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company USA and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm

   (2)   Consolidated Balance Sheets as of December 31, 2014 and 2013

   (3) Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012

   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012

   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules



(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------



1(a). Resolutions of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed December 22, 1995.)




1(b). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD III for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b). to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152265/811-21262 filed November 21, 2008.)


1(c). Resolutions of the MetLife Insurance Company of Connecticut Board of Directors, dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable



3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities to the Registration Statement on Form N-4, File No. 333-152265/811-21262 filed on April 8,
                      2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4,
                      2007.)


3(c). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343/811-07465 filed April 4, 2007.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to the Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.) Form of
                      Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective No. 2 to MetLife of CT Separate Account QPN for Variable Annuities' Registration Statement on Form N-4, File No. 333-156911, filed April 6, 2010.)


4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-70657, filed January 15, 1999.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)



4(h). Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



5(a). Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-70657, filed September 29, 1999.)



5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(a)(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



7(a). Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



7(d). Automatic Reinsurance Agreement between Travelers Insurance Company and its Subsidiary Travelers Life and Annuity Company and AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company as of September 14, 2000 (effective November 1, 1999) and Addendum. (Incorporated herein by reference to Exhibit No. 7(d) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152265/811-21262, filed April 6, 2012.)


7(d)(i). Amendment No. 1, Notice Letter of termination of new business, Amendment No. 2 through 10, Letter Amendment, and Amendment No. 11 through 14 to Automatic Reinsurance Agreement between Travelers Insurance Company and its Subsidiary Travelers Life and Annuity Company and AXA Corporate Solutions Life Reinsurance Company. (Incorporated herein by reference to Exhibit 7(d)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152265/811-21262,
                      filed April 6, 2012.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective August 31, 2007). (Incorporated herein by reference to Exhibit 8(e) to Post-effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(c)(iii).            Amendment to Participation Agreement among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)



8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(iii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 (effective October 5, 2010) to the Amended and Restated Participation Agreement among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company, effective May 1, 2004 and subsequently amended, effective May 1, 2005 (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(d)(iii).            Amendment No. 7 to the Amended and Restated Participation
                      Agreement among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)



8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 8 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut and Janus Aspen Series. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(e)(ii).             Amendment No. 9 to Fund Participation Agreement among
                      Janus Aspen Series and MetLIfe Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to the Registrant's Post-Effective Amendment No. 7 to the
                      Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 8, 2015.)



8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)



8(f)(ii).             Second Amendment to Participation Agreement among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund
                      Advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed November 17, 2014.)



8(g). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(ii).             Summary Prospectus Agreement among Fidelity Distributors
                      Corporation and MetLife Insurance Company of Connecticut, effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment
                      No. 3 to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 5, 2010.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(g)(iii).            Amendment to the Participation Agreement among Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014). (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos.
                      333-200247/811-05200, filed November 17, 2014.)



8(h) Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Two Amendments both dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (Incorporated herein by reference to Exhibit 8(c)(i) and 8(c)(ii) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)



8(i). Participation Agreement among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to the Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)



9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit
                      9. to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File 333-152265/811-21262 filed November 21, 2008.)



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (filed herewith.)



11.                   Not applicable


12.                   Not applicable



13.                   Power of Attorney for Eric T. Steigerwalt, Elizabeth M.
                      Forget, Gene L. Lunman, Anant Bhalla and Peter M. Carlson (filed herewith)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     MetLife Insurance Company USA
     11225 North Community House Road
     Charlotte, North Carolina 28277




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
---------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036

Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            Executive Vice President and General Counsel
1095 Avenue of the Americas
New York, NY 10036





Robin F. Lenna         Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166





Anant Bhalla                        Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036




Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036




Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Jason P. Manske           Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown,. NJ -7962





Jean P. Vernor                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210



Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Enid M. Reichert          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Ruth Y. Sayasith          Vice President and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Christopher Siudzinski         Vice President and Actuary
1095 Avenue of the Americas
New York, NY 10036





Wendy Lee Williams                  Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Marian J. Zeldin          Vice President and Actuary
501 Route 22
Bridgewater, NJ 08807





Scott E. Andrews              Vice President
4700 Westown Pkwy.
Suite 200
West Des Moines, IA 50266




Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Grant Barrans            Vice President
600 North King Street
Wilmington, DE 19801





Henry W. Blaylock      Vice President
200 Park Avenue
12th Floor
New York, NY 10166

Timothy J. Brown          Vice President
501 Route 22
Bridgewater, NJ 08807




Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Kevin G. Finneran                   Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962




Jeffrey P. Halperin                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Regynald Heurtelou       Vice President
334 Madison Avenue
Morristown, NJ 07960





Gregory E. Illson                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277




John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647




Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111




Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Cynthia A. Mallet Kosakowski     Vice President
One Financial Center
21st Floor
Boston, MA 02111





John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172





James J. Reilly         Vice President
One Financial Center
21st Floor
Boston, MA 02111





Mark S. Reilly                       Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28277




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Barbara Stros                       Vice President
Woodward Building
11215 North Community House Road
Charlotte, NC 28277





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962




Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 221,518 owners of qualified contracts and 52,807 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc.(the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter")) and the Depositor, each of which is incorporated in the state of Delaware, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER

(a)        MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities

MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance,

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account II

Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Life Account One

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Metropolitan Series Fund


New England Life Retirement Investment Account

New England Variable Annuity Fund I

New England Variable Annuity Separate Account

New England Variable Life Separate Account

Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.






NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH UNDERWRITER
--------------------   ----------------------





Elizabeth M. Forget                 Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Barbara A. Dare                     Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John G. Martinez        Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $43,885,979        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277

   (b) MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

   (d)        MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

   (e)        MetLife, One Financial Center, Boston, MA 02111

   (f)        MetLife, 1095 Avenue of the Americas, New York, NY 10036



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The MetLife Insurance Company USA hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company USA.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 8th day of April, 2015.


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                  ---------------------------------------
                                  Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 8th day of April, 2015.


      /s/ *ERIC T. STEIGERWALT         Chairman of the Board, President, Chief Executive Officer and a Director
     ------------------------
     (Eric T. Steigerwalt)

      /s/ *ANANT BHALLA                Senior Vice President and Chief Financial Officer
     ------------------------
     (Anant Bhalla)

      /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
     (Peter M. Carlson)

      /s/ *ELIZABETH M. FORGET         Director and Senior Vice President
     ------------------------
     (Elizabeth M. Forget)

      /s/ *GENE L. LUNMAN              Director and Senior Vice President
     ------------------------
     (Gene L. Lunman)

                     *By:            /s/ MICHELE H. ABATE
                                    ---------------------------------------
                                    Michele H. Abate, Attorney-in-Fact




* MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)


13     Powers of Attorney